As filed with the Securities and Exchange Commission on April 21, 2016

Registration Nos.

333-152224

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 413	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under M’s Versatile Product VII, M’s Versatile Product VIII, M’s Versatile Product IX, MVP VUL 10, and MVP VUL 10 LTP Flexible Premium Variable Life Insurance Policies.

Filing fee: None

M’S VERSATILE PRODUCT VII PROSPECTUS MAY 1, 2016

M’s Versatile Product VII is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company through Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from.

The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock ® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

GE Investments Funds, Inc.

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy.

The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

YOUR GUIDE TO THIS PROSPECTUS

Benefits and Risks of Your Policy	3
Fee Tables	6
Terms Used In This Prospectus	13
Policy Basics	16
Issuing the Policy	16
Owners, the Insured, and Beneficiaries	16
Timing of Payments, Forms and Requests	17
Statements and Reports We Will Send You	18
Telephone and Electronic Transactions	19
Understanding Policy Expenses and Cash Flow	21
Policy Benefits	22
The Death Benefit	22
The Face Amount	22
Changing the Face Amount	22
Death Benefit Options	23
Changing Your Death Benefit Option	24
Choosing a Death Benefit Qualification Test	24
Examples of Death Benefit Calculations	25
When We Pay the Death Benefit	27
Optional Riders and Benefits	27
Things to Keep in Mind	37
How Premiums Work	38
Your Initial Premium	38
Planned Periodic Premium Payments	38
Paying Your Premium	38
Deductions From Your Premiums	39
Limits on the Premium Payments You Can Make	39
Allocating Your Premiums	40
Your Policy’s Accumulated Value	41
Calculating Your Policy’s Accumulated Value	41
Persistency Credit	41
Monthly Deductions	41
Lapsing and Reinstatement	43
Your Investment Options	45
Variable Investment Options	45
Fixed Options	54
Transferring Among Investment Options and Market-timing Restrictions	55
Transfer Services	57
Withdrawals, Surrenders and Loans	58
Making Withdrawals	58
Taking Out a Loan	59
Ways to Use Your Policy’s Loan and Withdrawal Features	60
Automated Income Option	60
Overloan Protection II Rider	60
Surrendering Your Policy	61
General Information About Your Policy	62
Variable Life Insurance and Your Taxes	64
About Pacific Life	68
Appendix A: Death Benefit Percentages	73
Appendix B: State Law Variations	74

Where To Go For More Information back cover

2

BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

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• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy stays In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

4

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

5

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	7.95% of premium
Minimum and Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.81-$47.16 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $10.78 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100

1  The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

6

Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.05–$3.37 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.37 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.39 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3
Asset charge[1]
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Minimum and Maximum current charge		0.40% annually (0.0333% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.00% annually (0.0000% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.22–$3.44 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0

7

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider continued
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.91 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
SVER Term Insurance Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$3.99 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.99 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,8]
Administrative guaranteed and current charge for increase in face amount	At increase	$100
SVER Term Insurance Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$3.84 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,9]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.21 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.05 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Administrative guaranteed and current charge for increase in face amount	At increase	$100

8

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Surrender Value Enhancement Rider - Individual
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$7.71 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Surrender Value Enhancement Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$4.92 per $1,000 of Rider Coverage Layer
Minimum and Maximum current charge		$0.00–$4.92 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.21 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.05 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Minimum Earnings Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.10% of the alternate accumulated value[10] on the Monthly Payment Date
Minimum and Maximum current charge		0.05% of the alternate accumulated value on the monthly payment date

9

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[12]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.01 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Accidental Death Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.05–$0.18 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.10 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[11]
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[11] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under THE DEATH BENEFIT – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000of Coverage Layer in Policy Year 1, $0.33/month per $1,000 of Coverage Layer in Policy Year 2, and $0.50/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.33/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Trust/Executive Benefit maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.78/month per $1,000 of Coverage Layer in Policy Year 2, and $1.17/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.78/month per $1,000 of Coverage Layer

10 The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the Policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the Policy’s Accumulated Value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The Rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th Policy Year must be equal to or greater than the Rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at Policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the Policy Specifications.

11 Plus any Annual Renewable Term Rider – Additional Insured Face Amount.

12 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s gender, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2015, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.55%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.15%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a M's Versatile Product VII variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 800-7681.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insured's Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – refers separately to the initial Total Face Amount and any increase in Face Amount on the Insured.

Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

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General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that we may add.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge, and any charge for optional Riders and benefits.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

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Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Total Face Amount – the sum of Face Amount of Policy Coverage and the Face Amounts of any Riders providing insurance coverage on the Insured, unless specifically excluded.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

M’s Versatile Product VII is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a M’s Versatile Product VII life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the grace period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owners will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

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Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and immediate confirmations, proxy solicitation, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on an Internet website. As documents become available, we will

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notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

• You must provide a current e-mail address and notify us promptly when your e-mail address changes.

• You must update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, both Owners are consenting that the primary Owner will receive information electronically. (Only the primary Owner will receive e-mail notices.)

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

We are not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

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If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents electronically or via CD-ROM, you authorize us to do so by indicating this preference on the application, via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

•  A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

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• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is its initial Face Amount. We determine the Face Amount based on instructions provided in your application.

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

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• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, Coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The initial Face Amount and any additional Coverage Layer are eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

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The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

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• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 3.0230.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

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These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $75,575 (assuming a Net Single Premium factor of 3.0230 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$75,575	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$75,575	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$75,575	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $226,725 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.79
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.79

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		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$226,725	$151,258.95
Option B	Total Face Amount plus Accumulated Value	$175,000	$226,725	$151,258.95
Option C	Total Face Amount plus premiums less distributions	$130,000	$226,725	$151,258.95

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law. In some states we may pay a higher rate of interest if required by law. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Portfolio Optimization Moderate

BlackRock Global Allocation V.I. Fund	Portfolio Optimization Growth
GE Investments Total Return Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Pacific Dynamix-Conservative Growth	Fixed Account
Pacific Dynamix-Moderate Growth	Fixed LT Account
Pacific Dynamix-Growth
Portfolio Optimization Conservative
Portfolio Optimization Moderate-Conservative

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your

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Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

SVER Term Insurance Rider and SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Riders that provide additional cash value protection (terms for these Riders are described below):

Minimum Earnings Benefit Rider

Provides for minimum earnings protection.

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider. Please see VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

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Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

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• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Trust/Executive Benefit Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E - (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

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The termination credit basis is the lesser of (a - c) or (b - c), where:

a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5%

• (B) = $50,000

• (C) = 0.25%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5% × 50,000 = $2500

Termination Credit Part 2 = 0.25% × 60 months × (10,000 - (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,500, and Termination Credit Part 2, or $0, will result in the addition of $2,500 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Minimum Earnings Benefit Rider

Allows allocation to the Variable Investment Options while providing minimum earnings protection at Rider maturity. The Rider may be purchased at Policy issue for an Insured who is Age 60 or younger. The monthly charge for this Rider will be shown in your Policy Specifications.

To be eligible for this Rider, any amounts allocated to the Variable Investment Options must be allocated according to the Investment Allocation Requirements. This means you may not allocate among the Variable Investment Options at your discretion. You may also allocate Accumulated Value to the Fixed Account and/or Fixed LT Account.

This Rider provides that your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider maturity or the Alternate Accumulated Value.

You elect a Rider Maturity Date when you apply for this Rider. Once selected, the Rider Maturity Date may not be changed. The Rider Maturity Date may be set from 10 to 20 years from the date of issue. The length of time before the Rider matures affects the Alternate Accumulated Value Monthly Factor and the Alternate Premium Load, both used in the calculation of the Alternate Accumulated Value and shown in your Policy Specifications. The Alternate Accumulated Value Monthly Factor will never be less than 1.00295. The Alternate Premium Load will never be greater than 25%.

The Alternate Accumulated Value is a calculated value reflecting a minimum level of earnings for the Policy. The Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date, including the Policy Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• the Alternate Accumulated Value immediately prior to the calculation,

• increased by any premiums paid since the prior Monthly Payment Date, less the Alternate Premium Load,

• reduced by the Policy’s actual monthly deduction on the Monthly Payment Date and any other Policy charges since the prior Monthly Payment Date, and

• reduced by any withdrawals that have been taken since the prior Monthly Payment Date,

• with the result multiplied by the Alternate Accumulated Value Monthly Factor.

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If your Policy’s Alternate Accumulated Value is greater than your Policy’s Accumulated Value and you take a loan or withdrawal, we reserve the right to reduce the Alternate Accumulated Value so that the Alternate Accumulated Value is reduced in the same proportion as the Policy’s Accumulated Value as a result of such loan or withdrawal.

An example

For a Policy with:

•  An Accumulated Value of $100,000

•  An Alternate Accumulated Value of $120,000

If you request a withdrawal of $10,000, the Accumulated Value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the Alternate Accumulated Value to $108,000 ($120,000 - 10% × $120,000 = $120,000 - $12,000 = $108,000).

While this Rider is in effect, the Policy will not enter the grace period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is sufficient to cover the monthly deduction due on a Monthly Payment Date.

There is a minimum premium requirement to keep this Rider in effect. The Minimum Premium Requirement to keep this Rider in effect, and the Minimum Premium Date by which premiums paid must equal or exceed the Minimum Premium Requirement, will be shown on your Policy Specifications. The Minimum Premium Requirement will never exceed 450% of your Policy’s guideline level premiums at Policy issue, and must be paid by the end of the ninth Policy Year. If you do not pay enough premium by the Minimum Premium Date to satisfy the Minimum Premium Requirement, we will send you a rider grace period notice stating the amount of additional premium you must pay to keep the Rider in effect and the date, not less than 31 days (61 days if you signed your application in Nebraska or North Carolina) after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

On the Rider Maturity Date, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and the Rider will terminate unless you elect to renew it. Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid.

You may elect to renew the Rider at Rider maturity. If you renew the Rider, you will elect a new Rider Maturity Date based on the options available at the time you renew, and we will send you a Supplemental Schedule of Coverage which will show the specifications for the renewed Rider. The Rider specifications, including the Rider charge and alternate premium load, may differ after renewal of the Rider. To renew this Rider, we must receive your Written Request to renew at least 30 days prior to the Rider Maturity Date.

If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value after any increase on the prior Rider Maturity Date, multiplied by the result of 1 minus the alternate premium load shown on the Supplemental Schedule of Coverage for the renewed Rider. All provisions of the Rider will continue after renewal, but based on the Supplemental Schedule of Coverage for the renewed Rider.

This Rider is effective on the Policy Date unless otherwise stated. It will end upon the earliest of your Written Request, termination of the Policy, if any portion of the Accumulated Value is no longer allocated according to the Investment Allocation Requirements for use under this Rider, at the end of the Rider grace period if you have not paid sufficient premium to keep the Rider in effect, or the Rider Maturity Date if you do not elect to renew this Rider. If your Policy lapses and you reinstate the Policy, we will not reinstate the Rider, except if you signed your application in North Carolina.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the grace period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium

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that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the grace period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s gender, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

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• The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

• Short-Term No-Lapse Guarantee Rider

May keep your Policy and any Riders attached to it In Force, if it would otherwise lapse. The Rider is available at Policy issue for Insureds Age 79 and younger if you choose either Death Benefit Option A or Option B when applying for your Policy. The guaranteed monthly cost of insurance charges will be shown in your Policy Specifications.

The Short-Term No-Lapse Guarantee Rider is issued with a guarantee period based on the Age of the Insured. The guarantee period will be at least five years, and never more than 20 years. The guarantee period of your Short-Term No-Lapse Guarantee Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the initial No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate shown in the Policy Specifications;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the grace period, and will not lapse. Your Policy and all other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the Monthly Deductions Deficit. No interest is charged on this amount. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your Monthly Deductions Deficit. Once the amount of the Monthly Deductions Deficit has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

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If the Policy is continued under the Rider, the Policy has no net Accumulated Value from which to deduct Monthly Deductions. Such uncollected amounts are accumulated without interest and are collectively called the Monthly Deductions Deficit.

If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the Monthly Deductions Deficit to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). A terminal illness is one with a noncorrectable diagnosis of a life expectancy of six months or less. We refer to this amount as the accelerated benefit. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000
Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 — Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt — Required Repayment of Policy Debt	$50,000	$150,000
Face Amount = Original Face Amount × (1 — Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

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Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax adviser if you want to exercise your rights under this Rider.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. Subject to certain conditions, you may have some flexibility to change the option dates.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

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• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Annual Renewable Term Rider may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance Rider or the SVER Term Insurance Rider-Trust/Executive Benefit may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for inforce payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

•  cash

•  credit card or check drawn against a credit card account

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• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

Once you have made your first premium payment, you can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 7.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax adviser for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

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Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Fixed and Variable Options according to your most recent allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

Unless you tell us otherwise, we deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. This charge is made up of five charges:

• cost of insurance

• administrative charge

• Coverage charge

• charges for optional Riders

• asset charge

Cost of Insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

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We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insured unless unisex rates are required. Gender blended tables are used for unisex cost of insurance rates. Unisex rates are used in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Choosing a guaranteed period

Our current cost of insurance rates are not guaranteed. You may choose a guaranteed period during which we will guarantee our current cost of insurance rates.

If the Insured is Age 65 or younger and in our standard Risk Class when the Policy is issued, you may choose a 10-year guaranteed period. If the Insured is between the Ages of 65 and 86, or is not in our standard Risk Class, you may choose a 5-year guaranteed period. For Insureds Age 86 and older, you may choose a 2-year guaranteed period. You can only do this when the Policy is issued and you cannot change the guaranteed period later. The same guarantee period applies to the Surrender Value Enhancement Riders and SVER Term Insurance Riders. There is no guaranteed period for Annual Renewable Term Rider Coverage.

The guaranteed period you choose may affect the Accumulated Value and the initial Face Amount of your Policy, as well as the amount of premium you can pay. The 5-year guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger Accumulated Value. The 10-year guarantee period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your life insurance producer to help you determine which guaranteed period works best for you.

There is no charge for choosing a guaranteed period.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the Policy was issued. This will be effective on the day of the increase. However, if the Insured is between Ages 65 and 86, or no longer qualifies for our standard Risk Class on the day of the increase, you will receive the five-year guaranteed period. For Insureds Age 86 and older on the day of the increase, you will receive the two-year guaranteed period.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Policy Coverage Layer in effect.

The Coverage charge for your Policy at issue is calculated at a rate that is based on the Insured’s Age and Risk Class on the Policy Date and the Death Benefit Option you elect times the initial Face Amount of your Policy.

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Additional Policy Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Policy Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Policy Coverage Layer goes into effect. We will apply the charge for each Policy Coverage Layer from the day that Policy Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The Coverage charge per $1,000 for each Policy Coverage Layer will remain level for 10 Policy Years from effective date, then is reduced in Policy Year 11 and thereafter. We may charge less than our guaranteed rate. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

An example
For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge:

• Under Death Benefit Option A or Option C, is $135.10 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.386); and $81.20 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.232)

• Under Death Benefit Option B, is $340.55 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.973); and $204.40 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.584)

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a grace period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the grace period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

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If you make the minimum payment

If we receive your payment within the grace period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the grace period

If the Insured dies during the grace period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the grace period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on the first Monthly Payment Date that immediately follows the lapse, we will not reinstate the debt.

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 800-7681 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

You can choose from a selection of Variable Investment Options. Each Variable Investment Option is set up as a Variable Account under our Separate Account and invests in a corresponding portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. and the VanEck VIP Trust. Each portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed. Your Policy’s Accumulated Value will fluctuate depending on the Investment Options you have chosen. You bear the investment risk of any Variable Investment Options you choose. See HOW PREMIUMS WORK – Allocating Your Premiums.

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment advisor for the Templeton Foreign VIP Fund portfolio.

GE Asset Management Incorporated is the investment adviser of the GE Investments Funds, Inc.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser of Invesco V.I. Global Real Estate Fund.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

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Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Management LLC is the investment manager of the Neuberger Berman Advisers Management Trust. Neuberger Berman LLC is the sub-adviser for the portfolio.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

Pacific Investment Management Company, LLC is the investment advisor of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

The following chart is a summary of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus that accompanies this prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

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AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide growth of capital	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class I	Seeks to provide growth of capital.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

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FIDELITY ® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class (formerly called Fidelity® VIP Money Market Portfolio)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

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GE INVESTMENTS FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
GE Investments Total Return Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	GE Asset Management Incorporated

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Aspen Series Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Mid Cap Portfolio – Class II (formerly called ClearBridge Variable Mid Cap Core Portfolio)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

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LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC

M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Socially Responsive Portfolio I Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management, LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.

Absolute Return Portfolio	Seeks to provide total return.	BlueBay Asset Management LLP

Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group
PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks long-term growth of capital.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management

International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC

International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

J.P. Morgan Investment Management Inc.
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.
Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC

Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

Technology Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER

Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks long-term capital growth. (Income is a secondary objective.)	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks to provide a high level of dividend income as well as long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2  Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

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Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

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• We have not registered the Fixed Options with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Options. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Invesco V.I. International Growth Fund Series II	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Janus Aspen Series Overseas Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
BlackRock iShares Equity Appreciation V.I. Fund Class I	Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
GE Investments Total Return Fund Class 3	Oppenheimer Global Fund/VA Service Shares	VanEck VIP Global Hard Assets Fund Initial Class

•  For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

•  Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

•  You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each

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Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the grace period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

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Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

•  If you do not tell us which Investment Options to take the withdrawal from, we will deduct the withdrawal and any withdrawal charge from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time while your Policy is In Force. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer this amount from your Investment Options in proportion to the Accumulated Value you have in each Investment Option, unless you tell us otherwise.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

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What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider

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stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

•  If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy has a Level Period of one year at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount, Level Period, Reduction Factor and End Year are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Death Benefit Option A or C, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Initial Amount = $1,078.20

Level Period = 1 Policy Year
Reduction Factor = 119.80
End Year = 10

During the first 12 Policy months, the surrender charge is $1,078.20

In Policy month 13, the surrender charge is: $1,068.22 ($1,078.20 – (119.80 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain In Force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut or Maryland, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or birth date of the Insured is stated incorrectly on your application, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s gender and Age, or

• the Minimum Death Benefit for the correct gender and birth date.

If the Insured’s gender or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and birth date of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification rules and ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

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If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

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LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the American Taxpayer Relief Act of 2012, the federal estate tax exemption amount is $5,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2016, the indexed exemption amount is $5,450,000.

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

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Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of the each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2015, we had $483.8 billion of individual life insurance in force and total admitted assets of approximately $113 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed Options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that’s more than these anticipated obligations to our General Account. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

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• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to reduce or waive some or all of the Policy charges and/or credit additional amounts under our Policies, for a Policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to Policies owned by eligible persons if such Policies are purchased directly through

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PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, Policy changes and other matters relating to their Policies. The amount credited to Policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. GE Investments Funds, Inc. pays us for each GE Investments Total Return Fund portfolio (Class 3) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

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Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

OPTIONAL RIDERS AND BENEFITS

In Connecticut, Georgia, Illinois, and Pennsylvania, the SVER Term Insurance Rider is called the “Term Insurance Rider.” In Connecticut, Georgia, and Illinois, the SVER Term Insurance Rider – Trust/Executive Benefit rider is called “Term Insurance Rider – Trust/Executive Benefit.” In Pennsylvania, the SVER Term Insurance Rider – Trust/Executive Benefit is called the “Term Insurance Rider with Termination Credit Feature”. In Florida and Pennsylvania, the Surrender Value Enhancement Rider is called the “Term Insurance Rider.”

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona and Maine, the loan amount available equals the Net Cash Surrender Value. For policies issued in Pennsylvania, the maximum loan amount available equals 75% of the Net Cash Surrender Value. For policies issued in Virginia, the maximum loan amount is 90% of the Cash Surrender Value.

In Arizona, Florida, Indiana, Maine, New Jersey, and Pennsylvania, the $200 minimum loan requirement amount does not apply.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the grace period.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in Colorado, Missouri, and North Dakota, the suicide exclusion period is one year.

YOUR POLICY’S ACCUMULATED VALUE

Asset Charge

For policies issued in Maryland, the minimum guaranteed rate that is applied to the fixed accumulated value will not be less than 2.5% after the monthly asset charge is applied.

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WHERE TO GO FOR MORE INFORMATION

The M’s Versatile Product VII variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2016. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-152224

Pacific Life Insurance Company

Mailing address:

P.O. Box 2030

Omaha, NE 68103-2030

Visit us at our website: www.PacificLife.com

15-28943-08 05/16

M’S VERSATILE PRODUCT VIII PROSPECTUS MAY 1, 2016

M’s Versatile Product VIII is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company through Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from.

The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock ® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

GE Investments Funds, Inc.

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options and Indexed Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account	INDEXED FIXED OPTIONS 1 - Year Indexed Account 1 - Year High Par Indexed Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy.

The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

YOUR GUIDE TO THIS PROSPECTUS

Benefits and Risks of Your Policy	3
Fee Tables	7
Terms Used In This Prospectus	13
Policy Basics	18
Issuing the Policy	18
Owners, the Insured, and Beneficiaries	18
Policy Date	19
Your Free Look Right	19
Timing of Payments, Forms and Requests	20
Statements and Reports We Will Send You	22
Telephone and Electronic Transactions	23
Understanding Policy Expenses and Cash Flow	24
Policy Benefits	25
The Death Benefit	25
The Face Amount	25
Changing the Face Amount	25
Death Benefit Options	26
Changing Your Death Benefit Option	27
Choosing a Death Benefit Qualification Test	27
Examples of Death Benefit Calculations	28
When We Pay the Death Benefit	30
Optional Riders and Benefits	30
Things to Keep in Mind	40
How Premiums Work	41
Your Initial Premium	41
Planned Periodic Premium Payments	41
Paying Your Premium	41
Deductions From Your Premiums	42
Limits on the Premium Payments You Can Make	42
Allocating Your Premiums	43
Your Policy’s Accumulated Value	44
Calculating Your Policy’s Accumulated Value	44
Persistency Credit	44
Monthly Deductions	44
Lapsing and Reinstatement	46
Your Investment Options	49
Variable Investment Options	49
Fixed Options	58
Indexed Fixed Options	59
Transferring Among Investment Options and Market-timing Restrictions	67
Transfer Services	70
Withdrawals, Surrenders and Loans	72
Making Withdrawals	72
Taking Out a Loan	73
Ways to Use Your Policy’s Loan and Withdrawal Features	74
Automated Income Option	74
Overloan Protection II Rider	75
Surrendering Your Policy	75
General Information About Your Policy	76
Variable Life Insurance and Your Taxes	78
About Pacific Life	82
Appendix A: Death Benefit Percentages	87
Appendix B: State Law Variations	88

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

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• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy stays In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

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• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

We assess a monthly Indexed Account Charge of 0.025% of the Indexed Accumulated Value. This charge is deducted from your policy’s Accumulated Value as part of the monthly deduction. The 1% Segment Guaranteed Interest Rate does not reflect reductions as a result of Monthly Deductions or the Indexed Account Charge.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment restrictions. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No ownership rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

No Additional Segment Allocations to an existing segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created.

Segment Maturity

At the end of a Segment Term, the Segment Value is either transferred to a new Indexed Account Segment, or to the Fixed Options.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed.

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You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term, based upon the average Segment monthly balances during the Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

Surrendering Your Policy

If you surrender your Policy no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	7.95% of premium
Minimum and Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.81-$47.16 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $10.78 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[2]	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100
SVER Term Insurance Rider[2]
Administrative charge for increase in Face Amount	At increase	$100
SVER Term Insurance Rider-Trust/Executive Benefit[2]
Administrative charge for increase in Face Amount	At increase	$100

1  The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Administrative charge[1]	Monthly Payment Date
Maximum guaranteed and current charge		$7.50
Coverage charge[1,4]	Monthly Payment Date, beginning on effective date of each Coverage Layer
Minimum and Maximum guaranteed charge		$0.05–$3.37 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.37 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.39 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3
Asset charge[1]	Monthly Payment Date
Minimum and Maximum guaranteed charge		0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Minimum and Maximum current charge		0.40% annually (0.0333% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.00% annually (0.0000% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge	Policy Anniversary
Maximum guaranteed and current charge		2.75% of Policy’s Loan Account balance annually[5]
Monthly Indexed Account charge	Monthly Payment Date
Maximum guaranteed and current charge		0.30% annually (0.025% monthly)[13] of Indexed Accumulated Value
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider
Cost of Insurance	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider continued
Coverage charge[4]	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.22–$3.44 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.91 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
SVER Term Insurance Rider
Cost of Insurance	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.00–$3.99 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.99 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,8]
SVER Term Insurance Rider-Trust/Executive Benefit
Rider Coverage charge[4]	Monthly Payment Date
Minimum and Maximum guaranteed and current charge		$0.00–$3.84 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,9]
Cost of Insurance	Monthly Payment Date
Minimum and Maximum guaranteed charge		$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge	Monthly Payment Date
Minimum and Maximum guaranteed and current charge		$0.01–$0.21 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.05 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Minimum Earnings Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.10% of the alternate accumulated value[10] on the Monthly Payment Date
Minimum and Maximum current charge		0.05% of the alternate accumulated value on the monthly payment date
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[12]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$0.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.01 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Accidental Death Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.05–$0.18 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.10 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Children’s Term Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.75-$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]
Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[11]
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[11] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.

6  Riders are briefly described under THE DEATH BENEFIT – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.33/month per $1,000 of Coverage Layer in Policy Year 2, and $0.50/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.33/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Trust/Executive Benefit maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.78/month per $1,000 of Coverage Layer in Policy Year 2, and $1.17/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.78/month per $1,000 of Coverage Layer

10 The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the Policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the Policy’s Accumulated Value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The Rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th Policy Year must be equal to or greater than the Rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at Policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the Policy Specifications.

11 Plus any Annual Renewable Term Rider – Additional Insured Face Amount.

12 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s gender, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

13  The monthly Indexed Account charge may reduce the Indexed Account’s effective yield.

11

Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2015, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.55%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.15%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a M's Versatile Product VIII variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 800-7681.

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Accumulated Value, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Coverage – insurance coverage on the Insured under the Policy as shown in the Policy Specifications.

Basic Coverage Layer – a layer of insurance coverage on the Insured under the policy. There may be one or more Basic Coverage Layers. Each increase in Basic Face Amount will comprise a new Basic Coverage Layer. Each Basic Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and set of charges. The Face Amount, Risk Class, Coverage Layer Date and set of charges for the initial Basic Coverage Layer are shown in the Policy Specifications. We will send you a Supplemental Schedule of Coverage that will show the Face Amount, Risk Class, Coverage Layer Date and set of charges for any Basic Coverage Layer you add.

Basic Face Amount – is the sum of the Face Amounts of all Basic Coverage Layers on the Insured. The Face Amount of the initial Basic Coverage is shown in the Policy Specifications.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Basic Face Amount, Total Face Amount, Coverage Layer, Policy Date, policy duration, the Insured’s Age and Risk Class, requested or scheduled additions of Coverage Layers, and any optional riders and benefits.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is a Basic Coverage Layer or a layer of insurance Coverage on the Insured under an optional Rider.

Coverage Layer Date – is the effective date of a particular Coverage Layer and is the date used to determine Coverage Layer months, years and anniversaries. The Coverage Layer Date for the initial Coverage Layer is the Policy Date as shown in the Policy Specifications.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

Cutoff Date – 4pm Eastern time, two Business Days before the Segment Start Date.

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Death Benefit – the amount which is payable on the date of the Insured's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Indexed Account – an account that is part of our General Account. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

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Index Growth Rate – (b ÷ a) – 1, where:

a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge and any charge for optional Riders and benefits.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

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Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Face Amount – is the sum of all Coverage Layer Face Amounts. The Total Face Amount is comprised of Face Amounts of all Basic Coverage Layers and the Face Amounts of any Rider Coverage. The Total Face Amount is used to determine the Policy’s Death Benefit.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

Variable Investment Option – a Variable Account or Variable Option.

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Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

M’s Versatile Product VIII is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a M’s Versatile Product VIII life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the grace period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owners will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

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Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is usually the later of the day we approve your Policy application or when we receive all administrative requirements needed to issue the Policy. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

There are special rules for the free look period in certain states. You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet, or on a notice that accompanies your Policy. Generally, the free look period ends 10

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days after you receive your Policy. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Some states may have a different free look period if you are replacing another life insurance policy. Please call us or your life insurance producer if you have questions about your Free Look Right.

The amount of your refund may be more or less than the premium payments you have made, depending on the state where you signed your application. We will always deduct any Policy Debt from the amount we refund to you.

If you exercise your Free Look Right, the amount we refund to you depends on the requirements of the state in which your application is signed. One such requirement may be whether your Policy is issued as a replacement of existing insurance or not. Your initial Net Premium is first allocated to the Fidelity® VIP Government Money Market Variable Account, then once all requirements to place your Policy In Force have been satisfied, we transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you have chosen, provided that if we are required to refund your premium if you exercise your Free Look Right, such transfer will be delayed until 15 days after we issue your Policy.

If we are not required to refund your premium if you exercise your Free Look Right, the amount we refund to you will be

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the premium payments you have made, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

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Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and immediate confirmations, proxy solicitation, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on an Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

• You must provide a current e-mail address and notify us promptly when your e-mail address changes.

• You must update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, both Owners are consenting that the primary Owner will receive information electronically. (Only the primary Owner will receive e-mail notices.)

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

We are not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

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• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents electronically or via CD-ROM, you authorize us to do so by indicating this preference on the application, via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will

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provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• transfers between the Fixed Options and Indexed Fixed Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

•  A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is its initial Face Amount. We determine the Face Amount based on instructions provided in your application.

The minimum Total Face Amount when a Policy is issued is usually $50,000, but we may reduce this in some circumstances. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

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• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, Coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• The initial Face Amount and any additional Coverage Layer are eligible for decrease on or after the first anniversary of its effective date.

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• We do not charge you for a decrease in Face Amount.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the Insureds death.

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The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

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• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Insured’s Age, sex, and Risk Class. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male, Age 45 when the Policy was issued, with a standard nonsmoking Risk Class, in Policy Year 6 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 3.0230.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit percentage is based on the Age of the Insured, so it varies over time. It is 250% when the Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of Death Benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

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These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $75,575 (assuming a Net Single Premium factor of 3.0230 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$75,575	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$75,575	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$75,575	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $226,725 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.79
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.79

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		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$226,725	$151,258.95
Option B	Total Face Amount plus Accumulated Value	$175,000	$226,725	$151,258.95
Option C	Total Face Amount plus premiums less distributions	$130,000	$226,725	$151,258.95

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law. In some states we may pay a higher rate of interest if required by law. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Portfolio Optimization Moderate

BlackRock Global Allocation V.I. Fund	Portfolio Optimization Growth
GE Investments Total Return Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Pacific Dynamix-Conservative Growth	Fixed Account
Pacific Dynamix-Moderate Growth	Fixed LT Account
Pacific Dynamix-Growth
Portfolio Optimization Conservative
Portfolio Optimization Moderate-Conservative

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your

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Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

SVER Term Insurance Rider and SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Riders that provide additional cash value protection (terms for these Riders are described below):

Minimum Earnings Benefit Rider

Provides for minimum earnings protection.

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider. Please see VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

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Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

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• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Trust/Executive Benefit Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E - (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

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The termination credit basis is the lesser of (a - c) or (b - c), where:

a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5%

• (B) = $50,000

• (C) = 0.25%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5% × 50,000 = $2500

Termination Credit Part 2 = 0.25% × 60 months × (10,000 - (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,500, and Termination Credit Part 2, or $0, will result in the addition of $2,500 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Minimum Earnings Benefit Rider

Allows allocation to the Variable Investment Options while providing minimum earnings protection at Rider maturity. The Rider may be purchased at Policy issue for an Insured who is Age 60 or younger. The monthly charge for this Rider will be shown in your Policy Specifications.

To be eligible for this Rider, any amounts allocated to the Variable Investment Options must be allocated according to the Investment Allocation Requirements. This means you may not allocate among the Variable Investment Options at your discretion. You may also allocate Accumulated Value to the Fixed Account and/or Fixed LT Account.

This Rider provides that your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider maturity or the Alternate Accumulated Value.

You elect a Rider Maturity Date when you apply for this Rider. Once selected, the Rider Maturity Date may not be changed. The Rider Maturity Date may be set from 10 to 20 years from the date of issue. The length of time before the Rider matures affects the Alternate Accumulated Value Monthly Factor and the Alternate Premium Load, both used in the calculation of the Alternate Accumulated Value and shown in your Policy Specifications. The Alternate Accumulated Value Monthly Factor will never be less than 1.00295. The Alternate Premium Load will never be greater than 25%.

The Alternate Accumulated Value is a calculated value reflecting a minimum level of earnings for the Policy. The Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date, including the Policy Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• the Alternate Accumulated Value immediately prior to the calculation,

• increased by any premiums paid since the prior Monthly Payment Date, less the Alternate Premium Load,

• reduced by the Policy’s actual monthly deduction on the Monthly Payment Date and any other Policy charges since the prior Monthly Payment Date, and

• reduced by any withdrawals that have been taken since the prior Monthly Payment Date,

• with the result multiplied by the Alternate Accumulated Value Monthly Factor.

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If your Policy’s Alternate Accumulated Value is greater than your Policy’s Accumulated Value and you take a loan or withdrawal, we reserve the right to reduce the Alternate Accumulated Value so that the Alternate Accumulated Value is reduced in the same proportion as the Policy’s Accumulated Value as a result of such loan or withdrawal.

An example

For a Policy with:

•  An Accumulated Value of $100,000

•  An Alternate Accumulated Value of $120,000

If you request a withdrawal of $10,000, the Accumulated Value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the Alternate Accumulated Value to $108,000 ($120,000 - 10% × $120,000 = $120,000 - $12,000 = $108,000).

While this Rider is in effect, the Policy will not enter the grace period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is sufficient to cover the monthly deduction due on a Monthly Payment Date.

There is a minimum premium requirement to keep this Rider in effect. The Minimum Premium Requirement to keep this Rider in effect, and the Minimum Premium Date by which premiums paid must equal or exceed the Minimum Premium Requirement, will be shown on your Policy Specifications. The Minimum Premium Requirement will never exceed 450% of your Policy’s guideline level premiums at Policy issue, and must be paid by the end of the ninth Policy Year. If you do not pay enough premium by the Minimum Premium Date to satisfy the Minimum Premium Requirement, we will send you a rider grace period notice stating the amount of additional premium you must pay to keep the Rider in effect and the date, not less than 31 days (61 days if you signed your application in Nebraska or North Carolina) after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

On the Rider Maturity Date, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and the Rider will terminate unless you elect to renew it. Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid.

You may elect to renew the Rider at Rider maturity. If you renew the Rider, you will elect a new Rider Maturity Date based on the options available at the time you renew, and we will send you a Supplemental Schedule of Coverage which will show the specifications for the renewed Rider. The Rider specifications, including the Rider charge and alternate premium load, may differ after renewal of the Rider. To renew this Rider, we must receive your Written Request to renew at least 30 days prior to the Rider Maturity Date.

If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value after any increase on the prior Rider Maturity Date, multiplied by the result of 1 minus the alternate premium load shown on the Supplemental Schedule of Coverage for the renewed Rider. All provisions of the Rider will continue after renewal, but based on the Supplemental Schedule of Coverage for the renewed Rider.

This Rider is effective on the Policy Date unless otherwise stated. It will end upon the earliest of your Written Request, termination of the Policy, if any portion of the Accumulated Value is no longer allocated according to the Investment Allocation Requirements for use under this Rider, at the end of the Rider grace period if you have not paid sufficient premium to keep the Rider in effect, or the Rider Maturity Date if you do not elect to renew this Rider. If your Policy lapses and you reinstate the Policy, we will not reinstate the Rider, except if you signed your application in North Carolina.

If you select this Rider, you may not allocate Accumulated Value to the Indexed Account.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the grace period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium

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that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the grace period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s gender, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

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Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

•  The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax adviser as to the tax risks associated with this Rider.

• Short-Term No-Lapse Guarantee Rider

May keep your Policy and any Riders attached to it In Force, if it would otherwise lapse. The Rider is available at Policy issue for Insureds Age 79 and younger if you choose either Death Benefit Option A or Option B when applying for your Policy. The guaranteed monthly cost of insurance charges will be shown in your Policy Specifications.

The Short-Term No-Lapse Guarantee Rider is issued with a guarantee period based on the Age of the Insured. The guarantee period will be at least five years, and never more than 20 years. The guarantee period of your Short-Term No-Lapse Guarantee Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the initial No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate shown in the Policy Specifications;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the grace period, and will not lapse. Your Policy and all

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other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the Monthly Deductions Deficit. No interest is charged on this amount. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your Monthly Deductions Deficit. Once the amount of the Monthly Deductions Deficit has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

If the Policy is continued under the Rider, the Policy has no net Accumulated Value from which to deduct Monthly Deductions. Such uncollected amounts are accumulated without interest and are collectively called the Monthly Deductions Deficit.

If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the Monthly Deductions Deficit to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). A terminal illness is one with a noncorrectable diagnosis of a life expectancy of six months or less. We refer to this amount as the accelerated benefit. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000
Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 — Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt — Required Repayment of Policy Debt	$50,000	$150,000

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Face Amount = Original Face Amount × (1 — Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax adviser if you want to exercise your rights under this Rider.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. Subject to certain conditions, you may have some flexibility to change the option dates.

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Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Annual Renewable Term Rider may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance Rider or the SVER Term Insurance Rider-Trust/Executive Benefit may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

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• by money order in a single denomination of more than $10,000 for inforce payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

•  cash

•  credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

Once you have made your first premium payment, you can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 7.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

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• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax adviser for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until 15 days after issue, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Fixed and Variable Options according to your most recent allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

We deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account. This charge is made up of six charges:

• cost of insurance

• administrative charge

• Coverage charge

• asset charge

• charges for optional Riders

• monthly Indexed Account charge

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Cost of Insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insured unless unisex rates are required. Gender blended tables are used for unisex cost of insurance rates. Unisex rates are used in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Choosing a guaranteed period

Our current cost of insurance rates are not guaranteed. You may choose a guaranteed period during which we will guarantee our current cost of insurance rates.

If the Insured is Age 65 or younger and in our standard Risk Class when the Policy is issued, you may choose a 10-year guaranteed period. If the Insured is between the Ages of 65 and 86, or is not in our standard Risk Class, you may choose a 5-year guaranteed period. For Insureds Age 86 and older, you may choose a 2-year guaranteed period. You can only do this when the Policy is issued and you cannot change the guaranteed period later. The same guarantee period applies to the SVER Term Insurance Riders. There is no guaranteed period for Annual Renewable Term Rider Coverage.

The guaranteed period you choose may affect the Accumulated Value and the initial Face Amount of your Policy, as well as the amount of premium you can pay. The 5-year guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger Accumulated Value. The 10-year guarantee period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your life insurance producer to help you determine which guaranteed period works best for you.

There is no charge for choosing a guaranteed period.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the Policy was issued. This will be effective on the day of the increase. However, if the Insured is between Ages 65 and 86, or no longer qualifies for our standard Risk Class on the day of the increase, you will receive the five-year guaranteed period. For Insureds Age 86 and older on the day of the increase, you will receive the two-year guaranteed period.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Policy Coverage Layer in effect.

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The Coverage charge for your Policy at issue is calculated at a rate that is based on the Insured’s Age and Risk Class on the Policy Date and the Death Benefit Option you elect times the initial Face Amount of your Policy.

Additional Policy Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Policy Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Policy Coverage Layer goes into effect. We will apply the charge for each Policy Coverage Layer from the day that Policy Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The Coverage charge per $1,000 for each Policy Coverage Layer will remain level for 10 Policy Years from effective date, then is reduced in Policy Year 11 and thereafter. We may charge less than our guaranteed rate. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

An example
For a Policy that insures a male non-smoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge:

• Under Death Benefit Option A or Option C, is $135.10 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.386); and $81.20 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.232)

• Under Death Benefit Option B, is $340.55 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.973); and $204.40 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.584)

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

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• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a grace period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the grace period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the grace period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the grace period

If the Insured dies during the grace period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the grace period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

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• If we reinstate your Policy on the first Monthly Payment Date that immediately follows the lapse, we will not reinstate the debt.

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options or Indexed Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 800-7681 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

You can choose from a selection of Variable Investment Options. Each Variable Investment Option is set up as a Variable Account under our Separate Account and invests in a corresponding portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. and the VanEck VIP Trust. Each portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed. Your Policy’s Accumulated Value will fluctuate depending on the Investment Options you have chosen. You bear the investment risk of any Variable Investment Options you choose. See HOW PREMIUMS WORK – Allocating Your Premiums.

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment advisor for the Templeton Foreign VIP Fund portfolio.

GE Asset Management Incorporated is the investment adviser of the GE Investments Funds, Inc.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser of Invesco V.I. Global Real Estate Fund.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

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Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Management LLC is the investment manager of the Neuberger Berman Advisers Management Trust. Neuberger Berman LLC is the sub-adviser for the portfolio.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

Pacific Investment Management Company, LLC is the investment advisor of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

The following chart is a summary of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus that accompanies this prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

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AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide growth of capital	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class I	Seeks to provide growth of capital.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

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FIDELITY ® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class (formerly called Fidelity® VIP Money Market Portfolio)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

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GE INVESTMENTS FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
GE Investments Total Return Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	GE Asset Management Incorporated

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Aspen Series Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Mid Cap Portfolio – Class II (formerly called ClearBridge Variable Mid Cap Core Portfolio)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

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LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC

M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Socially Responsive Portfolio I Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management, LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.

Absolute Return Portfolio	Seeks to provide total return.	BlueBay Asset Management LLP

Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group
PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks long-term growth of capital.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management

International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC

International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

J.P. Morgan Investment Management Inc.
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.
Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC

Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

Technology Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER

Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks long-term capital growth. (Income is a secondary objective.)	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks to provide a high level of dividend income as well as long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2  Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

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Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

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• We have not registered the Fixed Options with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Options. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the conditions set forth in Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

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We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1  The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Pacific Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or the Pacific Life Insurance Company’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Pacific Life Insurance Company’s Product(s) currently being issued by Pacific Life Insurance Company, but which may be similar to and competitive with Pacific Life Insurance Company’s Product(s). In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF THE PACIFIC LIFE INSURANCE COMPANY’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

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Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		9%	9%	9%	9%	9%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate		8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest		800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term		900.00	109.00	110.09	200.13	747.07
Segment Maturity Value		10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period		20.66%
Annual Return over Period		3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

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Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		8%	8%	8%	8%	8%
Participation Rate		150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate		7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest		700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term		800.00	108.00	130.90	298.03	906.95
Segment Maturity Value		10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period		22.44%
Annual Return over Period		4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		3%	3%	3%	3%	3%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate		2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest		200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term		300.00	103.00	104.03	189.11	320.88
Segment Maturity Value		10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period		10.17%
Annual Return over Period		1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

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• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		2%	2%	2%	2%	2%
Participation Rate[2]		140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate		1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest		100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term		200.00	102.00	115.38	208.35	212.51
Segment Maturity Value		10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period		8.38%
Annual Return over Period		1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. You should contact us or your life insurance producer for information on the current Growth Cap. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account.

Here is how it works.

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is transferred to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

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• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Any persistency credits or loan interest credits earned on Accumulated Value will not be allocated into the Indexed Fixed Options.

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Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,305 after deduction of a $695 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $9,305.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,305. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,300.

 On January 15, the Segment Start Date, the Fixed Account balance is $9,300, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $9,500 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $9,305 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $195.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable

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Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

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Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15, 2014 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
2/14/2014	$1,000
3/14/2014	$1,000
4/14/2014	$1,000
5/14/2014	$1,000
6/14/2014	$1,000
7/14/2014	$1,000
8/14/2014	$700
9/14/2014	$700
10/14/2014	$700
11/14/2014	$700
12/14/2014	$700
1/14/2015	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on 7/15/2014 instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Segment Indexed Interest Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer

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programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Invesco V.I. International Growth Fund Series II	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Janus Aspen Series Overseas Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
BlackRock iShares Equity Appreciation V.I. Fund Class I	Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
GE Investments Total Return Fund Class 3	Oppenheimer Global Fund/VA Service Shares	VanEck VIP Global Hard Assets Fund Initial Class

•  For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

•  Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

•  You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

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• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• If you request a transfer to the Indexed Fixed Options, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the grace period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

We do not count the transfer from the Fixed Account to an Indexed Fixed Option towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Fixed Option until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to an Indexed Fixed Option if your Policy is in a Lockout Period.

Any amounts transferred from an Indexed Fixed Option to the Fixed Account or any of the Variable Options at Segment Maturity will be subject to applicable transfer restrictions following the transfer. However, if the request is for a transfer from an Indexed Fixed Option to any of the Variable Options, the transfer from the Indexed Fixed Option to the Fixed Account required before the transfer to the Variable Options will not be counted against the Fixed Account transfer restrictions.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

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• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options or the Indexed Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first year your Policy is In Force. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy and include specific details on your application.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option

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interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the electronic form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

•  The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Fixed Options, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Reallocations for any maturing Segment will be made according to your reallocation instructions.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options or the Indexed Fixed Options, up to the amount

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originally transferred from the Fixed Options or the Indexed Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options and Indexed Fixed Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options or the Indexed Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

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Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

•  If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Basic Coverage Layer has a surrender charge, based on the Face Amount of each Basic Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Basic Coverage Layer is effective. If you increase your Policy’s Basic Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy has a Level Period of one year at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount, Level Period, Reduction Factor and End Year are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Death Benefit Option A or C, Age 45 at Policy issue, with a Basic Coverage Face Amount of $100,000

Initial Amount = $1,078.20

Level Period = 1 Policy Year
Reduction Factor = 119.80
End Year = 10

During the first 12 Policy months, the surrender charge is $1,078.20

In Policy month 13, the surrender charge is: $1,068.22 ($1,078.20 – (119.80 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain In Force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut or Maryland, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or birth date of the Insured is stated incorrectly on your application, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s gender and Age, or

• the Minimum Death Benefit for the correct gender and birth date.

If the Insured’s gender or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and birth date of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification rules and ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

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If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

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LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the American Taxpayer Relief Act of 2012, the federal estate tax exemption amount is $5,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2016, the indexed exemption amount is $5,450,000.

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

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Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of the each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2015, we had $483.8 billion of individual life insurance in force and total admitted assets of approximately $113 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options and Indexed Fixed Options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed Options or the Indexed Fixed Options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed Options or the Indexed Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that’s more than these anticipated obligations to our General Account. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

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• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to reduce or waive some or all of the Policy charges and/or credit additional amounts under our Policies, for a Policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to Policies owned by eligible persons if such Policies are purchased directly through

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PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, Policy changes and other matters relating to their Policies. The amount credited to Policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. GE Investments Funds, Inc. pays us for each GE Investments Total Return Fund portfolio (Class 3) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

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Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

OPTIONAL RIDERS AND BENEFITS

In Connecticut, Georgia, Illinois, and Pennsylvania, the SVER Term Insurance Rider is called the “Term Insurance Rider.” In Connecticut, Georgia, and Illinois, the SVER Term Insurance Rider – Trust/Executive Benefit rider is called “Term Insurance Rider – Trust/Executive Benefit.” In Pennsylvania, the SVER Term Insurance Rider – Trust/Executive Benefit is called the “Term Insurance Rider with Termination Credit Feature”.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona and Maine, the loan amount available equals the Net Cash Surrender Value. For policies issued in Pennsylvania, the maximum loan amount available equals 75% of the Net Cash Surrender Value. For policies issued in Virginia, the maximum loan amount is 90% of the Cash Surrender Value.

In Arizona, Indiana, New Jersey, Pennsylvania, and Tennessee, the $200 minimum loan requirement amount does not apply.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the grace period.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in Colorado, Missouri, and North Dakota, the suicide exclusion period is one year.

YOUR POLICY’S ACCUMULATED VALUE

Asset Charge

For policies issued in Maryland, the minimum guaranteed rate that is applied to the fixed accumulated value will not be less than 2.5% after the monthly asset charge is applied.

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WHERE TO GO FOR MORE INFORMATION

The M’s Versatile Product VIII variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2016. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for both Variable and Indexed Fixed Option transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-152224

Pacific Life Insurance Company

Mailing address:

P.O. Box 2030

Omaha, NE 68103-2030

Visit us at our website: www.PacificLife.com

15-30394-06 05/16

M’S VERSATILE PRODUCT IX PROSPECTUS MAY 1, 2016

M’s Versatile Product IX is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company through Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from.

The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock ® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

GE Investments Funds, Inc.

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options and Indexed Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account	INDEXED FIXED OPTIONS 1 - Year Indexed Account 1 - Year High Par Indexed Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy.

The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

This Policy is no longer offered for sale.

YOUR GUIDE TO THIS PROSPECTUS

Benefits and Risks of Your Policy	3
Fee Tables	7
Terms Used In This Prospectus	14
Policy Basics	19
Issuing the Policy	19
Owners, the Insured, and Beneficiaries	19
Policy Date	20
Your Free Look Right	20
Timing of Payments, Forms and Requests	21
Statements and Reports We Will Send You	23
Telephone and Electronic Transactions	24
Understanding Policy Expenses and Cash Flow	25
Policy Benefits	26
The Death Benefit	26
The Total Face Amount	26
Changing the Face Amount	26
Death Benefit Options	28
Changing Your Death Benefit Option	28
Death Benefit Qualification Test	29
Examples of Death Benefit Calculations	29
When We Pay the Death Benefit	30
Optional Riders and Benefits	31
Things to Keep in Mind	48
How Premiums Work	50
Your Initial Premium	50
Planned Periodic Premium Payments	50
Paying Your Premium	50
Deductions From Your Premiums	51
Limits on the Premium Payments You Can Make	51
Allocating Your Premiums	52
Your Policy’s Accumulated Value	53
Calculating Your Policy’s Accumulated Value	53
Persistency Credit	53
Policy Charges	54
Monthly Deductions	54
Lapsing and Reinstatement	56
Your Investment Options	58
Variable Investment Options	58
Fixed Options	67
Indexed Fixed Options	68
Transferring Among Investment Options and Market-timing Restrictions	76
Transfer Services	79
Withdrawals, Surrenders and Loans	81
Making Withdrawals	81
Taking Out a Loan	82
Ways to Use Your Policy’s Loan and Withdrawal Features	83
Automated Income Option	83
Overloan Protection II Rider	84
Surrendering Your Policy	84
General Information About Your Policy	85
Variable Life Insurance and Your Taxes	87
About Pacific Life	91
Appendix A: Death Benefit Percentages	96
Appendix B: State Law Variations	97

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

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• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy stays In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

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• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

We assess a monthly Indexed Account Charge of 0.025% of the Indexed Accumulated Value. This charge is deducted from your policy’s Accumulated Value as part of the monthly deduction. The 1% Segment Guaranteed Interest Rate does not reflect reductions as a result of Monthly Deductions or the Indexed Account Charge.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment restrictions. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No ownership rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

No Additional Segment Allocations to an existing segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created.

Segment Maturity

At the end of a Segment Term, the Segment Value is either transferred to a new Indexed Account Segment, or to the Fixed Options.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed.

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You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term, based upon the average Segment monthly balances during the Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

Surrendering Your Policy

If you surrender your Policy no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	7.95% of premium
Minimum and Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.81-$47.16 per $1,000 of Face Amount[1]
Charge for a representative Insured		Charge is $10.78 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A
ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[2,3]	Upon effective date of requested Face Amount increase	$100
Risk Class change[2]	Upon request for Risk Class change	$100
Adding an optional Rider[2]	Upon approval of specific request	$100
SVER Term Insurance Rider[2]
Administrative charge for increase in Face Amount	At increase	$100
SVER Term Insurance Rider-Trust/Executive Benefit[2]
Administrative charge for increase in Face Amount	At increase	$100

1  The surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2 We currently do not impose this charge.

3 This fee also applies to optional rider Face Amount increases, where applicable, but does not apply to scheduled Face Amount increases.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.05–$4.56 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$4.56 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.39 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3
Asset charge[1]
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Minimum and Maximum current charge		0.40% annually (0.0333% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.00% annually (0.0000% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
Monthly Indexed Account charge
Maximum guaranteed and current charge	Monthly Payment Date	0.30% annually (0.025% monthly)[15] of Indexed Accumulated Value
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider continued
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$4.56 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.91 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider-Individual
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$4.56 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$1.31 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.91 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Scheduled Increase Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$0.13 per $1,000 of all scheduled Coverage Layers[13]
Minimum and Maximum current charge		$0.01–$0.13 per $1,000 of pending scheduled Coverage Layers[14]
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.02 per $1,000 of all scheduled Coverage Layers for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.02 per $1,000 of pending scheduled Coverage Layers for a male non-smoker who is Age 45 at Policy issue[3]
SVER Term Insurance-Individual
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance-Individual continued
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$3.99 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.00–$3.99 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,8]
SVER Term Insurance Rider-Trust/Executive Benefit
Rider Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$3.84 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3,9]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.02–$59.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.12 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Termination Credit charge
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.21 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.05 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Minimum Earnings Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	0.10% of the alternate accumulated value[10] on the Monthly Payment Date
Minimum and Maximum current charge		0.05% of the alternate accumulated value on the monthly payment date
Overloan Protection II Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[12]
Charge for a representative Insured		Maximum guaranteed and current charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.01–$0.10 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.01 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Annual Renewable Term Rider–Additional Insured
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Disability Benefit Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]
Guaranteed Insurability Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]
Premier Living Benefits Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Premier Living Benefits Rider

Terminal Illness Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Terminal Illness Rider

Waiver of Charges Rider
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[11]
Charge for a representative Insured		Maximum guaranteed and current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[11] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

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3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.

6  Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.33/month per $1,000 of Coverage Layer in Policy Year 2, and $0.50/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.33/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Trust/Executive Benefit maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1, $0.78/month per $1,000 of Coverage Layer in Policy Year 2, and $1.17/month per $1,000 of Coverage Layer in Policy Years 3-10. In Policy Year 11 and thereafter, the charge is reduced to $0.78/month per $1,000 of Coverage Layer

10 The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the Policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the Policy’s Accumulated Value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The Rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th Policy Year must be equal to or greater than the Rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at Policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the Policy Specifications.

11 Plus any Annual Renewable Term Rider – Additional Insured Face Amount.

12 The charge to exercise the Overloan Protection II rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s gender, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

13  The Scheduled Increase Rider guaranteed charge is zero beginning year 21.

14 The Scheduled Increase Rider current charge is the charge rate per $1,000 times the Face Amount of pending scheduled increases.

15  The monthly Indexed Account charge may reduce the Indexed Account’s effective yield.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2015, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.55%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.15%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a M's Versatile Product IX variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 800-7681.

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Account Value, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Coverage – insurance coverage on the Insured under the Policy as shown in the Policy Specifications.

Basic Coverage Layer – a layer of insurance coverage on the Insured under the policy. There may be one or more Basic Coverage Layers. Each increase in Basic Face Amount will comprise a new Basic Coverage Layer. Each Basic Coverage Layer has its own Face Amount, Risk Class, Coverage Layer Date, and set of charges. The Face Amount, Risk Class, Coverage Layer Date and set of charges for the initial Basic Coverage Layer are shown in the Policy Specifications. We will send you a Supplemental Schedule of Coverage that will show the Face Amount, Risk Class, Coverage Layer Date and set of charges for any Basic Coverage Layer you add.

Basic Face Amount – is the sum of the Face Amounts of all Basic Coverage Layers on the Insured. The Face Amount of the initial Basic Coverage is shown in the Policy Specifications.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Basic Face Amount, Total Face Amount, Coverage Layer, Policy Date, policy duration, the Insured’s Age and Risk Class, requested or scheduled additions of Coverage Layers, and any optional riders and benefits.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is a Basic Coverage Layer or a layer of insurance Coverage on the Insured under an optional Rider.

Coverage Layer Date – is the effective date of a particular Coverage Layer and is the date used to determine Coverage Layer months, years and anniversaries. The Coverage Layer Date for the initial Coverage Layer is the Policy Date as shown in the Policy Specifications.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

Cutoff Date – 4pm Eastern time, two Business Days before the Segment Start Date.

Death Benefit – the amount which is payable on the date of the Insured's death.

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Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Indexed Account – an account that is part of our General Account. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

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Index Growth Rate – (b ÷ a) – 1, where:

a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Account Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge, the monthly Indexed Account charge and any charge for optional Riders and benefits.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insured.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

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Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Face Amount – is the sum of all Coverage Layer Face Amounts. The Total Face Amount is comprised of Face Amounts of all Basic Coverage Layers and the Face Amounts of any Rider Coverage. The Total Face Amount is used to determine the Policy’s Death Benefit.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

Variable Investment Option – a Variable Account or Variable Option.

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Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

M’s Versatile Product IX is a flexible premium variable life insurance policy that insures the life of one person and pays Death Benefit Proceeds after that person has died.

When you buy a M’s Versatile Product IX life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the grace period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owners will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

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Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is usually the later of the day we approve your Policy application or when we receive all administrative requirements needed to issue the Policy. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

There are special rules for the free look period in certain states. You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet, or on a notice that accompanies your Policy. Generally, the free look period ends 10 days after you receive your Policy. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

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Some states may have a different free look period if you are replacing another life insurance policy. Please call us or your life insurance producer if you have questions about your Free Look Right.

The amount of your refund may be more or less than the premium payments you have made, depending on the state where you signed your application. We will always deduct any Policy Debt from the amount we refund to you.

If you exercise your Free Look Right, the amount we refund to you depends on the requirements of the state in which your application is signed. One such requirement may be whether your Policy is issued as a replacement of existing insurance or not. Your initial Net Premium is first allocated to the Fidelity® VIP Government Money Market Variable Account, then once all requirements to place your Policy In Force have been satisfied, we transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you have chosen, provided that if we are required to refund your premium if you exercise your Free Look Right, such transfer will be delayed until 15 days after we issue your Policy.

If we are not required to refund your premium if you exercise your Free Look Right, the amount we refund to you will be

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the premium payments you have made, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

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Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and immediate confirmations, proxy solicitation, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on an Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

• You must provide a current e-mail address and notify us promptly when your e-mail address changes.

• You must update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, both Owners are consenting that the primary Owner will receive information electronically. (Only the primary Owner will receive e-mail notices.)

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

We are not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

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• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents electronically or via CD-ROM, you authorize us to do so by indicating this preference on the application, via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

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Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• transfers between the Fixed Options and Indexed Fixed Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

•  A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Total Face Amount

The Face Amount of your Policy and any rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance Rider-Individual or Trust/Executive Benefit (SVER)

3. Face Amount under either of the Annual Renewable Term Riders (ART)

Your Policy must have a Basic Face Amount. You may also select SVER and ART Coverage at Policy issue. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured must also agree to the change in Face Amount, if you are not the Insured.

• Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

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• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $1,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER rider, or ART rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• The Insured must be Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $100 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

• You may also purchase the Scheduled Increase Rider at Policy Issue for increases of either Basic or Annual Renewable Term Face Amount. See Optional Riders and Benefits.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider or the ART Riders when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic and Rider Coverage Layers with the same Coverage Layer Date, we will increase the Rider Face Amount first.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

• We do not allow decreases during the first Policy Year

• You may only request one decrease per Policy Year

• The Policy’s Face Amount must be at least $1,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

• Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

• to return part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any SVER Coverage Layer first, and then the Face Amount of any policy Coverage Layer.

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Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B

• You may change your Death Benefit Option subject to certain Limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

• Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

• We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

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• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will increase the Face Amount of the most recently issued Coverage Layer. If the change is a decrease in the Total Face Amount, we will process the decrease as described in POLICY BENEFITS – Changing the Face Amount – Processing of Decreases.

Death Benefit Qualification Test

In order for your Policy to be qualified as Life Insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. Your Death Benefit Qualification Test determines the following:

• Premium limitations

• amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1  If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See YOUR POLICY’S ACCUMULATED VALUE for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

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• the Minimum Death Benefit under the Cash Value Accumulation Test is $75,575 (assuming a Net Single Premium factor of 3.0230 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,732.78

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$75,575	$74,794.44
Option B	Total Face Amount plus Accumulated Value	$125,000	$75,575	$99,743.05
Option C	Total Face Amount plus premiums less distributions	$130,000	$75,575	$104,732.78

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $226,725 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,464.79
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,640.28
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,464.79

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$226,725	$151,258.95
Option B	Total Face Amount plus Accumulated Value	$175,000	$226,725	$151,258.95
Option C	Total Face Amount plus premiums less distributions	$130,000	$226,725	$151,258.95

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

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Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law. In some states we may pay a higher rate of interest if required by law. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Portfolio Optimization Moderate

BlackRock Global Allocation V.I. Fund	Portfolio Optimization Growth
GE Investments Total Return Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Pacific Dynamix-Conservative Growth	Fixed Account
Pacific Dynamix-Moderate Growth	Fixed LT Account
Pacific Dynamix-Growth
Portfolio Optimization Conservative
Portfolio Optimization Moderate-Conservative

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

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Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

Annual Renewable Term Rider – Individual

Provides term insurance on the Insured, renews annually until the Policy terminates and is used in conjunction with the Scheduled Increase Rider.

Scheduled Increase Rider

Provides for increases of either Basic or Annual Renewable Term Face Amount.

SVER Term Insurance Rider - Individual and SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy.

Riders that provide additional cash value protection (terms for these Riders are described below):

Minimum Earnings Benefit Rider

Provides for minimum earnings protection.

Overloan Protection II Rider

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

There may be tax consequences if you exercise your rights under the Accelerated Living Benefits Rider. Please see VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Premier Living Benefits Rider

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual with a condition that is expected to be permanent and has met the terms and conditions described in the Rider.

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Terminal Illness Rider

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider (ART)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

Scheduled Increases Under the Annual Renewable Term Rider

The ART Rider is available for purchase at Policy issue. You may not use this Rider in conjunction with the SIR rider. Under this Rider, you may schedule increases in term insurance Coverage as follows:

For Policies subject to full underwriting

• Available to all ages; however Policies issued to issue Ages 20-65 may schedule increases in Policy Years 2-11 but must include scheduled increases beyond the eleventh policy year. Some salary-based plans may be exempt from this requirement.

The Rider is available at all ages for Policies that are not subject to full underwriting.

Scheduled Increases under the ART Rider work as follows:

• Scheduled Increases are available only on the insured

• The maximum Scheduled Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase

• The maximum Scheduled Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase

• Increases will not be scheduled beyond attained age 94

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer

• The guaranteed COI rates and Coverage charge rates are provided on the Policy Specifications at issue

• The cost of insurance charges will increase due to the increase in the policy’s Net Amount At Risk.

The schedule of increases may not be changed after the Policy has been issued.

• Annual Renewable Term Rider – Individual (ART–I)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have

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chosen. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates. The current charge for this Rider is $0.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• Scheduled Increase Rider (SIR)

The SIR Rider is an optional Rider you may purchase at Policy Issue. It provides for increases of either Basic or ART–I Face Amount.

SIR Rider:

• Is available to the Insured between Policy issue Ages 20-65

• Increases can be in policy years 2-11 and may be in Base Face Amount, ART–I face, or a combination of both

• Annual increases must be of equal Face Amount

• Scheduled increases cannot begin until Policy Year 2 and may be scheduled annually, every two years or every three years; The maximum annual increase is limited to 50% of initial Face Amount

• Maximum cumulative increases are limited to 400% of the initial Face Amount

• If the Policy has scheduled increases provided by the SIR Rider, the Maximum Total Face Amount is $25,000,000

•  The minimum annual increase must be equal to the greater of 1% of the initial Face Amount or $10,000

• Policies must be fully underwritten in order to qualify for this rider

• Scheduled Increases are medically underwritten at Policy issue

Scheduled Increases in Policy Face Amount under the SIR Rider and ART–I

For Increases under the SIR Rider:

• Each increase in either Basic Face Amount or ART–I Rider will create a new Coverage Layer either under the Policy or under the ART–I Rider

• Each Coverage Layer will have its own cost of insurance charge, Coverage charge and, for Basic Coverage, surrender charge.

• Each Coverage Layer and its guaranteed charges are shown in your Policy Specifications at issue.

Increases under the SIR Rider may be subject to financial underwriting at issue or at the time of the increase. Any required evidence of financial insurability must be provided at least 15 days before the Scheduled Increase is to take effect. If you fail to provide the required evidence or if we determine that the evidence you provided does not meet our financial underwriting standards, the increase will not take effect. If we do not approve an increase that requires evidence or if we approve an increase for an amount less than the full amount of the Scheduled Increase, any future Scheduled Increases will not be forfeited.

The SIR Rider schedule of increases may not be changed after Policy Issue. You may decline any scheduled increase at the time it is to take effect. If you decline any increase, all future scheduled increases are forfeited. If you Decrease any Policy Face Amount Coverage, all future SIR Rider scheduled increases are forfeited.

• SVER Term Insurance Rider - Individual

Provides term insurance on the Insured in combination with the Face Amount of the Policy and may also provide higher early cash value. You may purchase the Rider at Policy issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

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The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Trust/Executive Benefit

Provides term insurance on the Insured in combination with the Face Amount of the Policy. May also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Trust/Executive Benefit Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

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The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E - (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

The termination credit basis is the lesser of (a - c) or (b - c), where:

a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 5%

• (B) = $50,000

• (C) = 0.25%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 5% × 50,000 = $2500

Termination Credit Part 2 = 0.25% × 60 months × (10,000 - (50,000/5)) = $0

The total of Termination Credit Part 1, or $2,500, and Termination Credit Part 2, or $0, will result in the addition of $2,500 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Minimum Earnings Benefit Rider

Allows allocation to the Variable Investment Options while providing minimum earnings protection at Rider maturity. The Rider may be purchased at Policy issue for an Insured who is Age 60 or younger. The monthly charge for this Rider will be shown in your Policy Specifications.

To be eligible for this Rider, any amounts allocated to the Variable Investment Options must be allocated according to the Investment Allocation Requirements. This means you may not allocate among the Variable Investment Options at your discretion. You may also allocate Accumulated Value to the Fixed Account and/or Fixed LT Account.

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This Rider provides that your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider maturity or the Alternate Accumulated Value.

You elect a Rider Maturity Date when you apply for this Rider. Once selected, the Rider Maturity Date may not be changed. The Rider Maturity Date may be set from 10 to 20 years from the date of issue. The length of time before the Rider matures affects the Alternate Accumulated Value Monthly Factor and the Alternate Premium Load, both used in the calculation of the Alternate Accumulated Value and shown in your Policy Specifications. The Alternate Accumulated Value Monthly Factor will never be less than 1.00295. The Alternate Premium Load will never be greater than 25%.

The Alternate Accumulated Value is a calculated value reflecting a minimum level of earnings for the Policy. The Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date, including the Policy Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• the Alternate Accumulated Value immediately prior to the calculation,

• increased by any premiums paid since the prior Monthly Payment Date, less the Alternate Premium Load,

• reduced by the Policy’s actual monthly deduction on the Monthly Payment Date and any other Policy charges since the prior Monthly Payment Date, and

• reduced by any withdrawals that have been taken since the prior Monthly Payment Date,

• with the result multiplied by the Alternate Accumulated Value Monthly Factor.

If your Policy’s Alternate Accumulated Value is greater than your Policy’s Accumulated Value and you take a loan or withdrawal, we reserve the right to reduce the Alternate Accumulated Value so that the Alternate Accumulated Value is reduced in the same proportion as the Policy’s Accumulated Value as a result of such loan or withdrawal.

An example

For a Policy with:

•  An Accumulated Value of $100,000

•  An Alternate Accumulated Value of $120,000

If you request a withdrawal of $10,000, the Accumulated Value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the Alternate Accumulated Value to $108,000 ($120,000 - 10% × $120,000 = $120,000 - $12,000 = $108,000).

While this Rider is in effect, the Policy will not enter the grace period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is sufficient to cover the monthly deduction due on a Monthly Payment Date.

There is a minimum premium requirement to keep this Rider in effect. The Minimum Premium Requirement to keep this Rider in effect, and the Minimum Premium Date by which premiums paid must equal or exceed the Minimum Premium Requirement, will be shown on your Policy Specifications. The Minimum Premium Requirement will never exceed 450% of your Policy’s guideline level premiums at Policy issue, and must be paid by the end of the ninth Policy Year. If you do not pay enough premium by the Minimum Premium Date to satisfy the Minimum Premium Requirement, we will send you a rider grace period notice stating the amount of additional premium you must pay to keep the Rider in effect and the date, not less than 31 days (61 days if you signed your application in Nebraska or North Carolina) after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

On the Rider Maturity Date, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and the Rider will terminate unless you elect to renew it. Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid.

You may elect to renew the Rider at Rider maturity. If you renew the Rider, you will elect a new Rider Maturity Date based on the options available at the time you renew, and we will send you a Supplemental Schedule of Coverage which will show the specifications for the renewed Rider. The Rider specifications, including the Rider charge and alternate premium load, may differ after renewal of the Rider. To renew this Rider, we must receive your Written Request to renew at least 30 days prior to the Rider Maturity Date.

If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value after any increase on the prior Rider Maturity Date, multiplied by the result of 1 minus the alternate premium load shown on the Supplemental Schedule of Coverage for the renewed Rider. All provisions of the Rider will continue after renewal, but based on the Supplemental Schedule of Coverage for the renewed Rider.

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This Rider is effective on the Policy Date unless otherwise stated. It will end upon the earliest of your Written Request, termination of the Policy, if any portion of the Accumulated Value is no longer allocated according to the Investment Allocation Requirements for use under this Rider, at the end of the Rider grace period if you have not paid sufficient premium to keep the Rider in effect, or the Rider Maturity Date if you do not elect to renew this Rider. If your Policy lapses and you reinstate the Policy, we will not reinstate the Rider, except if you signed your application in North Carolina.

If you select this Rider, you may not allocate Accumulated Value to the Indexed Account.

• Overloan Protection II Rider

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the grace period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the grace period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

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There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s gender, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

•  The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax adviser as to the tax risks associated with this Rider.

• Short-Term No-Lapse Guarantee Rider

May keep your Policy and any Riders attached to it In Force, if it would otherwise lapse. The Rider is available at Policy issue for Insureds Age 79 and younger if you choose either Death Benefit Option A or Option B when applying for your Policy. The guaranteed monthly cost of insurance charges will be shown in your Policy Specifications.

The Short-Term No-Lapse Guarantee Rider is issued with a guarantee period based on the Age of the Insured. The guarantee period will be at least five years, and never more than 20 years. The guarantee period of your Short-Term No-Lapse Guarantee Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the initial No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

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• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate shown in the Policy Specifications;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the grace period, and will not lapse. Your Policy and all other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the Monthly Deductions Deficit. No interest is charged on this amount. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your Monthly Deductions Deficit. Once the amount of the Monthly Deductions Deficit has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

If the Policy is continued under the Rider, the Policy has no net Accumulated Value from which to deduct Monthly Deductions. Such uncollected amounts are accumulated without interest and are collectively called the Monthly Deductions Deficit.

If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the Monthly Deductions Deficit to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Insured has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). A terminal illness is one with a noncorrectable diagnosis of a life expectancy of six months or less. We refer to this amount as the accelerated benefit. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000

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Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 — Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt — Required Repayment of Policy Debt	$50,000	$150,000
Face Amount = Original Face Amount × (1 — Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax adviser if you want to exercise your rights under this Rider.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. Subject to certain conditions, you may have some flexibility to change the option dates.

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Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Premier Living Benefits Rider

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

• Bathing oneself

•  Continence

•  Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Health Care Practitioner – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

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To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

• The Benefit amount requested; and

• Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

• The Annual Per Diem Limitation; or

• The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) is 100% of the Policy’s Cash Surrender Value;

(b) is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

• 24% of the Initial Eligible Amount; or

• The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

• The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

• Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

• Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

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If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• the surrender charge for each Coverage Layer;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

• You can change your Death Benefit Option, but only to Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

• For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

• For policies with an Indexed Fixed Option, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

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The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

• When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Terminal Illness Rider

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

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If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

• Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

• Calculate the Terminal Illness Benefit Proceeds, as described below; and

• Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) the Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) equals 1; and

(b) equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury Bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

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• the Accumulated Value;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

• For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• The date the Benefit under the Rider are paid;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

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• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of the Insured. We also offer riders that provide Coverage on the Insured. Many life insurance policies and riders have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting cash values based on your particular needs.

Providing Coverage on the Insured using Rider Coverage will result in different Policy charges than Coverage under the Policy alone. In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with an Annual Renewable Term Rider may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance Rider or the SVER Term Insurance Rider – Trust/Executive Benefit may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

We also offer the ability to have increases in Coverage, either by requesting an increase in Face Amount or by using scheduled increases in Policy and/or Rider Coverages. Scheduled increases will avoid the need for further medical underwriting, but may require limited financial underwriting, including income and net worth verification, under the Scheduled Increase Rider. A requested increase in Coverage can provide for a larger increase, but would be subject to full underwriting and could result in a different Risk Class than that originally underwritten. Policy charges will vary based on the amount and timing of increases, and on whether the increase was scheduled or requested.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits

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may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

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• by money order in a single denomination of more than $10,000 for inforce payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

•  cash

•  credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

Once you have made your first premium payment, you can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 7.95% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

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• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax adviser for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until 15 days after issue, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the sum of the following:

• Variable Accumulated Value – the sum of the Accumulated Value in each Variable Account.

• Fixed Accumulated Value – the value allocated to the Fixed Options.

• Indexed Fixed Accumulated Value – is the sum of the Segment Values for all Segments in each Indexed Account.

• Loan Account Value – The value of any Loans that you have taken, including interest on the amount of loan.

The Accumulated Value in the Fixed and Variable Options is made up of the following:

• Net Premiums that you allocate

• Any non-guaranteed Persistency Credits that we may pay

• Policy Charges that we deduct

• Withdrawals that you request

• Loans that you request and that become part of the Loan Account

• Earnings on the Accounts.

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

The Variable Accumulated Value is the sum of the value allocated to each of the Variable Accounts. For each Variable Account, we determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

The Fixed Accumulated Value is the sum of the value in the Fixed Account and Fixed LT Account. We credit interest to these accounts on a daily basis, at a rate not less than the guaranteed minimum of 2.50%. Please see YOUR INVESTMENT OPTIONS – Fixed Options for further details.

When you request a Policy loan, an equivalent amount of money is deducted from the Fixed and Variable Options and added to the Loan Account. Your Policy Debt is the amount in the Loan Account plus interest charged to the Loan Account. The Loan Account Value is the Loan Account plus interest we credit to the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any

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Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Fixed and Variable Options according to your most recent allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Policy Charges

We take various charges from your Policy’s Accumulated Value to compensate us for the cost of the Policy benefits and for maintaining your Policy:

1. Monthly Deductions

2. Certain Transaction Fees

3. Administrative and Underwriting Service Fees

4. Loan Interest Charged against the Loan Account.

Transaction fees, administrative and underwriting service fees are shown in the FEE TABLES.

We deduct Policy charges from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Fixed and Variable Accumulated Value. You may choose to have the deductions taken from either the Variable Options or the Fixed Account.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value on each Monthly Payment Date until the Monthly Deduction End Date. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. For more information, see Lapsing and Reinstatement.

The Monthly Deduction is made up of six charges:

1. cost of insurance charge

2. administrative charge

3. Coverage charge

4. charges for optional Riders and benefits

5.  asset charge

6.  monthly Indexed Account charge

Your Policy and any Riders will provide a list of all guaranteed Policy charges. For any given charge, we may charge less than these amounts, but we will never charge more than these guaranteed amounts. Any lesser charge will apply uniformly to all members of the same Class.

We may profit from Policy charges and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

There are no Monthly Deductions after the Monthly Deduction End Date.

Cost of Insurance Charge

This Cost of Insurance Charge is for providing you with life insurance protection. It is based upon the cost of insurance rates of each Coverage Layer and a Net Amount At Risk.

The Net Amount At Risk used for calculating cost of insurance charges is determined on the Monthly Payment Date as:

• The Death Benefit under the policy divided by the Net Amount At Risk Factor of 1.0020598

• Less the Accumulated Value

If your policy has multiple Coverage Layers, the Net Amount at Risk is proportional to each Coverage Layer based upon the Face Amount of the Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with each Coverage Layer. These rates are shown in your Policy Specifications or in any Supplemental Schedule of Coverage that we provide.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insured unless unisex rates are required. Gender blended tables are used for unisex cost of insurance rates. Unisex rates are used for Policies issued in

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the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The total amount of Coverage charges deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect.

The Coverage charge for each Coverage Layer is calculated based on the Face Amount, Insured’s Age and Risk Class, and Death Benefit Option on the Coverage Layer Effective Date.

Your Policy Specifications and any Supplemental Schedule of Coverage provide the Policy’s guaranteed Coverage charges. We may charge less than our guaranteed rate.

For Policies with scheduled increases in Coverage, the Coverage charges are determined as of the Policy Date.

An example
For a Policy that insures a male standard nonsmoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge in year one is:

• Under Death Benefit Option A or Option C, is $142.45 during the first 10 Policy Years (($350,000 ÷ 1,000) × 0.407); and $85.40 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.244)

• Under Death Benefit Option B, is $364.70 during the first 10 Policy Years (($350,000 ÷ 1,000) × 1.042); and $218.75 in Policy Year 11 and thereafter (($350,000 ÷ 1,000) × 0.625)

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

Charges for optional riders

If you add any Riders to your Policy, we add any charges for them to your monthly charge.

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

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Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If your Policy’s Accumulated Value less Policy Debt is not enough to pay the total monthly charge, your policy will enter its Grace Period. We deduct the amount that is available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a grace period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the grace period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the grace period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the grace period

If the Insured dies during the grace period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

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• cover all unpaid monthly charges and Policy loan interest that were due in the grace period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insured’s Age at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If there was a Policy loan at the time of lapse, we will eliminate the loan by reducing the Accumulated Value by the Policy Debt upon reinstatement. We will not charge or credit interest on the Loan Account during the period between lapse and reinstatement of your Policy.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options or Indexed Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 800-7681 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

You can choose from a selection of Variable Investment Options. Each Variable Investment Option is set up as a Variable Account under our Separate Account and invests in a corresponding portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. and the VanEck VIP Trust. Each portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed. Your Policy’s Accumulated Value will fluctuate depending on the Investment Options you have chosen. You bear the investment risk of any Variable Investment Options you choose. See HOW PREMIUMS WORK – Allocating Your Premiums.

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment advisor for the Templeton Foreign VIP Fund portfolio.

GE Asset Management Incorporated is the investment adviser of the GE Investments Funds, Inc.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser of Invesco V.I. Global Real Estate Fund.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

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Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Management LLC is the investment manager of the Neuberger Berman Advisers Management Trust. Neuberger Berman LLC is the sub-adviser for the portfolio.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

Pacific Investment Management Company, LLC is the investment advisor of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

The following chart is a summary of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus that accompanies this prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

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AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide growth of capital	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class I	Seeks to provide growth of capital.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

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FIDELITY ® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class (formerly called Fidelity® VIP Money Market Portfolio)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

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GE INVESTMENTS FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
GE Investments Total Return Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	GE Asset Management Incorporated

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Aspen Series Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Mid Cap Portfolio – Class II (formerly called ClearBridge Variable Mid Cap Core Portfolio)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

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LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC

M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Socially Responsive Portfolio I Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management, LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.

Absolute Return Portfolio	Seeks to provide total return.	BlueBay Asset Management LLP

Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group
PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks long-term growth of capital.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management

International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC

International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

J.P. Morgan Investment Management Inc.
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.
Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC

Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

Technology Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER

Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks long-term capital growth. (Income is a secondary objective.)	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks to provide a high level of dividend income as well as long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2  Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

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Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

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• We have not registered the Fixed Options with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Options. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the conditions set forth in Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

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We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1  The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Pacific Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or the Pacific Life Insurance Company’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Pacific Life Insurance Company’s Product(s) currently being issued by Pacific Life Insurance Company, but which may be similar to and competitive with Pacific Life Insurance Company’s Product(s). In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF THE PACIFIC LIFE INSURANCE COMPANY’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

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Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		9%	9%	9%	9%	9%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate		8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest		800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term		900.00	109.00	110.09	200.13	747.07
Segment Maturity Value		10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period		20.66%
Annual Return over Period		3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

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Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		8%	8%	8%	8%	8%
Participation Rate		150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate		7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest		700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term		800.00	108.00	130.90	298.03	906.95
Segment Maturity Value		10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period		22.44%
Annual Return over Period		4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		3%	3%	3%	3%	3%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate		2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest		200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term		300.00	103.00	104.03	189.11	320.88
Segment Maturity Value		10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period		10.17%
Annual Return over Period		1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

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• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		2%	2%	2%	2%	2%
Participation Rate[2]		140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate		1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest		100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term		200.00	102.00	115.38	208.35	212.51
Segment Maturity Value		10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period		8.38%
Annual Return over Period		1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. You should contact us or your life insurance producer for information on the current Growth Cap. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account.

Here is how it works.

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is transferred to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

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• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Any persistency credits or loan interest credits earned on Accumulated Value will not be allocated into the Indexed Fixed Options.

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Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,305 after deduction of a $695 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $9,305.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,305. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,300.

 On January 15, the Segment Start Date, the Fixed Account balance is $9,300, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $9,500 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $9,305 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $195.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable

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Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

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Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15, 2014 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
2/14/2014	$1,000
3/14/2014	$1,000
4/14/2014	$1,000
5/14/2014	$1,000
6/14/2014	$1,000
7/14/2014	$1,000
8/14/2014	$700
9/14/2014	$700
10/14/2014	$700
11/14/2014	$700
12/14/2014	$700
1/14/2015	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on 7/15/2014 instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Segment Indexed Interest Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer

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programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Invesco V.I. International Growth Fund Series II	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Janus Aspen Series Overseas Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
BlackRock iShares Equity Appreciation V.I. Fund Class I	Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
GE Investments Total Return Fund Class 3	Oppenheimer Global Fund/VA Service Shares	VanEck VIP Global Hard Assets Fund Initial Class

•  For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

•  Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

•  You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

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• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• If you request a transfer to the Indexed Fixed Options, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the grace period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

We do not count the transfer from the Fixed Account to an Indexed Fixed Option towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Fixed Option until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to the Indexed Fixed Option if your Policy is in a Lockout Period.

Any amounts transferred from the Indexed Fixed Option to the Fixed Account or any of the Variable Options at Segment Maturity will be subject to applicable transfer restrictions following the transfer. However, if the request is for a transfer from the Indexed Fixed Option to any of the Variable Options, the transfer from the Indexed Fixed Option to the Fixed Account required before the transfer to the Variable Options will not be counted against the Fixed Account transfer restrictions.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

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• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options or the Indexed Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first year your Policy is In Force. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy and include specific details on your application.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option

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interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the electronic form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

•  The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. You may choose to have such deductions taken from either the Variable Investment Options or the Fixed Account.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Fixed Options, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Reallocations for any maturing Segment will be made according to your reallocation instructions.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options or the Indexed Fixed Options, up to the amount

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originally transferred from the Fixed Options or the Indexed Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options and Indexed Fixed Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options or the Indexed Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

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Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

•  If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Basic Coverage Layer has a surrender charge, based on the Face Amount of each Basic Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Basic Coverage Layer is effective. If you increase your Policy’s Basic Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy has a Level Period of one year at Policy issue, during which the surrender charge is equal to the Initial Amount. After the Level Period, the surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount, Level Period, Reduction Factor and End Year are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker, Death Benefit Option A or C, Age 45 at Policy issue, with a Basic Coverage Face Amount of $100,000

Initial Amount = $1,078.20

Level Period = 1 Policy Year
Reduction Factor = 119.80
End Year = 10

During the first 12 Policy months, the surrender charge is $1,078.20

In Policy month 13, the surrender charge is: $1,068.22 ($1,078.20 – (119.80 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain In Force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut or Maryland, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or birth date of the Insured is stated incorrectly on your application, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s gender and Age, or

• the Minimum Death Benefit for the correct gender and birth date.

If the Insured’s gender or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and birth date of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification rules and ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

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If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

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LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the American Taxpayer Relief Act of 2012, the federal estate tax exemption amount is $5,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2016, the indexed exemption amount is $5,450,000.

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

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Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of the each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2015, we had $483.8 billion of individual life insurance in force and total admitted assets of approximately $113 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options and Indexed Fixed Options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed Options or the Indexed Fixed Options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed Options or the Indexed Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that’s more than these anticipated obligations to our General Account. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

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• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to reduce or waive some or all of the Policy charges and/or credit additional amounts under our Policies, for a Policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to Policies owned by eligible persons if such Policies are purchased directly through

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PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, Policy changes and other matters relating to their Policies. The amount credited to Policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. GE Investments Funds, Inc. pays us for each GE Investments Total Return Fund portfolio (Class 3) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

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Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

OPTIONAL RIDERS AND BENEFITS

In Connecticut, Georgia, Illinois, and Pennsylvania, the SVER Term Insurance Rider is called the “Term Insurance Rider.” In Connecticut, Georgia, and Illinois, the SVER Term Insurance Rider – Trust/Executive Benefit rider is called “Term Insurance Rider – Trust/Executive Benefit.” In Pennsylvania, the SVER Term Insurance Rider – Trust/Executive Benefit is called the “Term Insurance Rider with Termination Credit Feature”.

Premier Living Benefits Rider

For policies issued in Florida, the following applies:

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as an individual with Chronic Illness and has met the terms and conditions described in the Rider.

Chronic Illness – is a medical condition where the Insured is:

• Unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living due to a loss of functional capacity and the condition is expected to be permanent; or

• Requires Substantial Supervision to protect the individual from threats to health and safety due to Severe Cognitive Impairment and the condition is expected to be permanent.

Individual with Chronic Illness – means the Insured has been certified in writing by a Licensed Health Care Practitioner to have Chronic Illness. An Individual with Chronic Illness shall not include an Insured who otherwise meets the Chronic Illness requirements unless within the preceding twelve-month period a Licensed Health Care Practitioner has certified that the Insured meets these requirements.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is an Individual with Chronic Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Chronic Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is an Individual with Chronic Illness who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

For policies issued in Connecticut, the following applies:

The definition of Chronic Illness does not include the requirement that the condition is expected to be permanent. However, in order to qualify for benefit payment, the certification must state that the Chronic Illness has caused the Insured to be confined for at least six months in the Insured’s residence or in an institution that provides necessary care or treatment of an injury, illness, or loss of functional capacity, and for which it has been medically determined that such Insured is expected to remain confined in such place of residence or institution until death.

For policies issued in Connecticut and Florida, the following applies:

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Terminal Illness Rider

For policies issued in Florida, the following applies:

Individual with Terminal Illness – means the Insured has been certified in writing by a Licensed Physician to have Terminal Illness that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

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Terminal Illness – is a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Terminal Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Individual with Terminal Illness.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Individual with Terminal Illness and meets the eligibility conditions.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona, your loan amount available equals the Net Cash Surrender Value.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the grace period.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in North Dakota, the suicide exclusion period is one year.

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WHERE TO GO FOR MORE INFORMATION

The M’s Versatile Product IX variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2016. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for both Variable and Indexed Fixed Options transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-152224

Pacific Life Insurance Company

Mailing address:

P.O. Box 2030

Omaha, NE 68103-2030

Visit us at our website: www.PacificLife.com

15-31133-05 05/16

MVP VUL 10 and

MVP VUL 10 LTP PROSPECTUS MAY 1, 2016

MVP VUL 10 (No. P12MVP) and MVP VUL 10 LTP (No. P12MVL) are flexible premium variable life insurance policies issued by Pacific Life Insurance Company through Pacific Select Exec Separate Account of Pacific Life. Policy charges will differ depending upon which version of the product you select. MVP VUL 10 has no surrender charge; MVP VUL 10 LTP has a surrender charge. For this reason, MVP VUL 10 may provide higher Cash Values in early Policy Years, while MVP VUL 10 LTP may provide better long-term Cash Values. Ask your life insurance producer for information on whether MVP VUL 10 or MVP VUL 10 LTP is better suited to your life insurance needs.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from.

The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock ® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

GE Investments Funds, Inc.

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options and Indexed Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account	INDEXED FIXED OPTIONS 1 - Year Indexed Account 1 - Year High Par Indexed Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy.

The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

YOUR GUIDE TO THIS PROSPECTUS

Benefits and Risks of Your Policy	3
Fee Tables	7
Terms Used In This Prospectus	16
Policy Basics	20
Issuing the Policy	20
Owners, the Insured, and Beneficiaries	20
Policy Date	21
Your Free Look Right	22
Timing of Payments, Forms and Requests	23
Statements and Reports We Will Send You	24
Telephone and Electronic Transactions	25
Understanding Policy Expenses and Cash Flow	26
Policy Benefits	27
The Death Benefit	27
The Total Face Amount	27
Changing the Face Amount	27
Death Benefit Options	30
Changing Your Death Benefit Option	30
Death Benefit Qualification Test	31
Examples of Death Benefit Calculations	31
When We Pay the Death Benefit	33
Optional Riders and Benefits	33
Things to Keep in Mind	57
How Premiums Work	59
Your Initial Premium	59
Planned Periodic Premium Payments	59
Paying Your Premium	59
Deductions From Your Premiums	60
Limits on the Premium Payments You Can Make	61
Allocating Your Premiums	61
Your Policy’s Accumulated Value	62
Calculating Your Policy’s Accumulated Value	62
Persistency Credit	62
Policy Charges	63
Monthly Deductions	63
Lapsing and Reinstatement	66
Your Investment Options	68
Variable Investment Options	68
Fixed Options	77
Indexed Fixed Options	78
Transferring Among Investment Options and Market-timing Restrictions	86
Transfer Services	89
Withdrawals, Surrenders and Loans	91
Making Withdrawals	91
Taking Out a Loan	92
Ways to Use Your Policy’s Loan and Withdrawal Features	93
Automated Income Option	93
Overloan Protection 3 Rider	94
Overloan Protection II Rider	94
Surrendering Your Policy	94
General Information About Your Policy	95
Variable Life Insurance and Your Taxes	97
About Pacific Life	101
Appendix A: Death Benefit Percentages	106
Appendix B: State Law Variations	107

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options, if available under your Policy:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

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• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while an Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. If available under your Policy, taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy stays In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

4

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

We assess a monthly Indexed Account Charge of 0.025% of the Indexed Accumulated Value. This charge is deducted from your policy’s Accumulated Value as part of the monthly deduction. The 1% Segment Guaranteed Interest Rate does not reflect reductions as a result of Monthly Deductions or the Indexed Account Charge.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No ownership rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

No Additional Segment Allocations to an existing segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created.

Segment Maturity

At the end of a Segment Term, the Segment Value is either transferred to a new Indexed Account Segment, or to the Fixed Options.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed.

5

You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term, based upon the average Segment monthly balances during the Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

Surrendering Your Policy

If you surrender your Policy no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

6

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	For premiums paid up to the premium load threshold, a maximum premium load rate of 15% is applied For any premium paid in excess of the threshold, a maximum rate of 7.55% is applied
Minimum and Maximum surrender charge MVP VUL 10 LTP	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.02–$60.00 per $1,000 of Face Amount[1]
Charge for a representative Insured MVP VUL 10	Not Applicable

Charge is $16.19 per $1,000 of Face Amount at end of Policy Year 1 for a male non-smoker who is Age 45 at Policy issue, and the Policy is issued with Guideline Premium Test and Death Benefit Option A

None

ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Annual Renewable Term Rider Unscheduled Face Amount increase[2,3]	Upon effective date of requested Face Amount increase	$100
Increasing an optional Rider[2]	Upon approval of specific request	$100
SVER Term Insurance-2 Rider[2]		$100
Administrative charge for increase in Face Amount	At increase
SVER Term Insurance Rider-Corporate[2]
Administrative charge for increase in Face Amount	At increase	$100

1  For MVP VUL 10 LTP, the surrender charge is based on the Age and Risk Class of the Insured, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10. The surrender charge shown in the table may not be typical of the surrender charge you will pay. Ask your life insurance producer for information on this charge for your Policy. The surrender charge for your Policy will be stated in the Policy Specifications.

2  We currently do not impose this charge.

3 This fee also applies to optional rider Face Amount increases, where applicable, but does not apply to scheduled Face Amount increases.

7

Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue

Current charge during Policy Year 1 is $0.04 per

$1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue

Administrative charge[1]
Maximum charge	Monthly Payment Date	$7.50
Coverage charge[1,4]
For MVP VUL 10
Minimum and Maximum guaranteed charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$36 per Policy[16] plus $0.04–$13.72 per $1,000 of Basic Life Coverage Layer
Minimum and Maximum current charges		$36 per Policy[16] plus $0.04–$4.75 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $36 per Policy[16] plus $0.36 per $1,000 of Basic Life Coverage Layer for a male non-smoker who is Age 45 at Policy issue, with Death Benefit Option A3.
For MVP VUL 10 LTP
Minimum and maximum Guaranteed Preferred Charge	Monthly Payment Date, beginning on effective date of each Basic Life Coverage Layer	$36 per Policy[16] plus $0.03–$36.61 per $1,000 of Basic Life Coverage Layer
Minimum and maximum Guaranteed Non-Preferred Charge		$36 per Policy[16] plus $0.04–$36.61 per $1,000 of Basic Life Coverage Layer
Minimum and maximum Current Preferred Charge		$36 per Policy[16] plus $0.03–$2.50 per $1,000 of Basic Life Coverage Layer
Minimum and maximum Current Non-Preferred Charge		$36 per Policy[16] plus $0.04–$2.98 per $1,000 of Basic Life Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $36 per Policy[16] plus $0.31 per $1,000 of Basic Life Coverage Layer for a male nonsmoker who is Age 45 at Policy issue with Death Benefit Option A3.
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
Monthly Indexed Account charge
Maximum guaranteed and current charge	Monthly Payment Date	0.30% annually (0.025% monthly)[14] of Indexed Accumulated Value
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider For Policies on or after August 24, 2015
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk

8

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider continued
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$15.09 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.01–$1.12 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.39 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider For Policies before August 24, 2015
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]
For MVP VUL 10
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$15.09 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.01–$1.12 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.39 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
For MVP VUL 10 LTP
Minimum and maximum Guaranteed Preferred Charge	Monthly Payment Date	$0.03–$40.27
Minimum and maximum Guaranteed Non-Preferred Charge		$0.03–$40.27
Minimum and maximum Current Preferred Charge		$0.00–$1.11
Minimum and maximum Current Non-Preferred Charge		$0.01–$1.33
Charge for a representative Insured

Per $1,000 of Coverage Layer for a male

non-smoker who is Age 45 at Policy issue, the

maximum guaranteed Preferred charge during

Policy Year 1 is $0.34 and the maximum

guaranteed non-preferred charge during Policy

Year 1 is $0.39

9

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Scheduled Annual Renewable Term Rider For Policies on or after August 24, 2015
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge Minimum and Maximum current charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk $0.01–$62.40 per $1,000 of Net Amount At Risk
Charge for a representative Insured Coverage charge[4,5] Minimum and Maximum guaranteed charge Minimum and Maximum current charges Charge for a representative Insured

Current charge during Policy Year 1 is $0.03 per $1,000 of Rider Face Amount for a male standard nonsmoker who is Age 45 at Policy issue[3]

$0.09–$20.99 per $1,000 of Rider Coverage Layer

The current Coverage charge for this Rider is $0.

Maximum guaranteed charge during Policy Year 1 is $0.39 per $1,000 of Rider Coverage Layer for a male standard nonsmoker who is Age 45 at Policy issue with Death Benefit Option A3

Scheduled Increase Rider For Policies on or after August 24, 2015
Rider Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$0.05 per $1,000 of all scheduled Coverage Layers[12]
Minimum and Maximum current charges		$0.01–$0.05 per $1,000 of all pending scheduled Coverage Layers[13]
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.01 per $1,000 of all scheduled Coverage Layers for a male non-smoker who is Age 45 at Policy issue[3]

Current charge during Policy Year 1 is $0.01 per $1,000 of pending scheduled Coverage Layers for a male nonsmoker who is Age 45 at Policy issue[3]

Scheduled Increase Rider For Policies before August 24, 2015
Rider Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.01–$0.05 per $1,000 of all scheduled Coverage Layers[12]
Minimum and Maximum current charges		$0.01–$0.05 per $1,000 of all pending scheduled Coverage Layers[13]
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.01 per $1,000 of all scheduled Coverage Layers for a male non-smoker who is Age 45 at Policy issue[3]

Current charge during Policy Year 1 is $0.01 per $1,000 of pending scheduled Coverage Layers for a male nonsmoker who is Age 45 at Policy issue[3]

SVER Term Insurance-2 Rider
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk

10

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance-2 Rider continued
Charge for a representative Insured

Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue with Death Benefit Option A3

Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue[3]

Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$6.97 of Coverage Layer
Minimum and Maximum current charges		$0.00–$1.92 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.00 per $1,000 of Coverage Layer for a male non-smoker who is Age 45 at Policy issue[8]
SVER Term Insurance Rider-Corporate
Rider Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$6.53 per $1,000 of Rider Coverage Layer
Minimum and Maximum current charges		$0.00–$1.09 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.00 per $1,000 of initial Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[9]
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.01–$83.34 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.23 per $1,000 of Net Amount At Risk for a male non-smoker who is Age 45 at Policy issue
Current charge during Policy Year 1 is $0.04 per $1,000 of Net Amount At Risk for a male nonsmoker who is Age 45 at Policy issue
Termination Credit Charge
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.03–$0.88 per $1,000 of Rider Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Coverage Layer for a male non-smoker who is Age 45 at Policy issue[3]
Varying Increase Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
Minimum and Maximum current charges		$0
RIDERS THAT PROVIDE ADDITIONAL CASH VALUE PROTECTION:
Downside Protection Rider
Maximum Rider Charge	Monthly Payment Date	0.15% of Variable Investment Options Account Value
Minimum Rider Charge		0.021% of Variable Investment Options Account Value
Charge for a representative Insured		For a 20-year guaranteed period is 0.042% of Variable Investment Options Account Value

11

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Overloan Protection 3 Rider For Policies on or after August 24, 2015
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[15]
Charge for a representative Insured		Maximum guaranteed charge for a male standard nonsmoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise[3]
Overloan Protection II Rider For Policies before August 24, 2015
Minimum and Maximum guaranteed charge	At exercise of benefit	1.12%–4.52% of Accumulated Value on date of exercise[11]
Charge for a representative Insured		Maximum guaranteed charge for a male non-smoker who exercises the Rider at Age 85 is 2.97% of Accumulated Value on date of exercise
Short-Term No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accidental Death Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$0.18 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.10 per $1,000 of Rider Face Amount for a male non-smoker who is Age 45 at Policy issue[3]
Annual Renewable Term Rider– Additional Insured
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.02–$83.34 per $1,000 of Rider Face Amount
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.16 per $1,000 of Rider Face Amount for a female non-smoker who is Age 45 at Policy issue[3]
Current charge during Policy Year 1 is $0.08 per $1,000 of Rider Face Amount for a female nonsmoker who is Age 45 at Policy issue[3]
Benefit Distribution Rider For Policies on or after August 24, 2015
There is no current or guaranteed charge on this Rider.	Not applicable	Not applicable
Children’s Term Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.75–$1.05 per $1,000 of insurance Coverage on each child
Disability Benefit Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.40–$1.00 per $10 of monthly benefit
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.45 per $10 of monthly benefit for a male non-smoker who is Age 45 at Policy issue[3]

12

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Guaranteed Insurability Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.10–$0.29 per $1,000 of Coverage Layer
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.28 per $1,000 of Coverage Layer for a male non-smoker who is Age 35 at Policy issue[3,7]
Premier Living Benefits Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Premier Living Benefits Rider

Charge for a representative Insured
Terminal Illness Rider
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Terminal Illness Rider

Charge for a representative Insured
Waiver of Charges Rider
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.04–$0.55 per $1,000 of Net Amount At Risk[10]
Charge for a representative Insured		Charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk[10] for a male non-smoker who is Age 45 at Policy issue[3]

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insured’s Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. Cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated using the Net Amount At Risk.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk Class of the Insured on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insured at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Variable Options or the Fixed Account on a proportionate basis according to your most recent allocation instructions.

6  Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Childrens Term Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 Guaranteed Insurability Rider is only available to Insureds age 37 and under at Policy issue.

8 The SVER Term Insurance-2 Rider maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/month per $1,000 of Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $2.24/month per $1,000 of Coverage Layer.

9 The SVER Term Insurance Rider – Corporate maximum guaranteed Coverage charge for this sample Policy (assuming Death Benefit Option A or C is used) is $0/ month per $1,000 of Coverage Layer in Policy Year 1. After Policy Year 1, the maximum guaranteed Coverage charge for the sample policy is $2.14/month per $1,000 of Coverage Layer.

10 Plus any Annual Renewable Term Rider – Additional Insured Face Amount. The minimum and maximum guaranteed charge for the Waiver of Charges Rider in California is $0.04 - $1.14 of Net Amount At Risk.

11 The charge to exercise the Overloan Protection II Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s gender, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection II Rider.

12  The Scheduled Increase Rider guaranteed charge is zero beginning year 21.

13 The Scheduled Increase Rider current charge is the charge rate per $1,000 times the Face Amount of pending scheduled increases.

14  The monthly Indexed Account charge may reduce the Indexed Account’s effective yield.

13

15 The charge to exercise the Overloan Protection 3 Rider is shown as a table in your Policy Specifications. The charge varies by the Insured’s gender, Risk Class and Age at the time the Rider is exercised. For more information on this Rider, see WITHDRAWALS, SURRENDERS AND LOANS – Overloan Protection 3 Rider.

16  This charge applies to the initial Basic Coverage Layer only.

14

Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2015, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.55%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.15%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means an MVP VUL 10 or MVP VUL 10 LTP variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 800-7681.

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Accounts – consist of the Fixed Options, the Variable Accounts, the Indexed Fixed Options and the Loan Account, each of which may be referred to as an Account.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Account Value, on any Business Day.

Age – the Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Face Amount – is the sum of the Face Amounts of all Basic Life Coverage Layers on the Insured. The Face Amount of the initial Basic Life Coverage is shown in the Policy Specifications.

Basic Life Coverage – is insurance Coverage on the Insured provided by this Policy as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. Certain Riders may provide life insurance Coverage, but such amounts are not included in the Basic Life Coverage.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge, if available under your Policy.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – is used in determining Policy charges, and interest credited to the Fixed Options, features of the Indexed Fixed Options, and depends on a number of factors, including but not limited to the Death Benefit, Basic and Total Face Amount, Coverage Layer, Policy Date, Policy duration, premiums paid, the Age and Risk Class of the Insured(s), requested or scheduled additions or increases of Coverage Layers, and the presence of optional Riders and benefits.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is a Basic Life Coverage Layer or a layer of insurance Coverage on the Insured under an optional Rider.

Coverage Layer Date – is the effective date of a particular Coverage Layer and is the date used to determine Coverage Layer months, years and anniversaries. The Coverage Layer Date for the initial Coverage Layer is the Policy Date as shown in the Policy Specifications.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

Cutoff Date – 4pm Eastern time, two Business Days before the Segment Start Date.

Death Benefit – the amount which is payable on the date of the Insured's death.

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Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Insured's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Face Amount – the amount of insurance Coverage on the Insured provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – Investment Options that are part of our General Account and that consist of one or more fixed accounts available under this Policy. The fixed accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net Premiums and Accumulated Value under the Policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Indexed Account – an account that is part of our General Account. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

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Index Growth Rate – (b ÷ a) – 1, where:

a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Insured.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – the person on whose life the Policy is issued.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Account Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the monthly Indexed Account charge and any charge for optional Riders and benefits.

Monthly Deduction End Date – is the date when Monthly Deductions end as shown in the Policy Specifications.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insured died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0016516, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

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Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on the Insured will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Face Amount – the sum of Face Amount of Basic Life Coverage and the Face Amounts of any Riders providing insurance coverage on the Insured, unless specifically excluded.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

Variable Investment Option – a Variable Account or Variable Option.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

MVP VUL 10 and MVP VUL 10 LTP are flexible premium variable life insurance policies that insure the life of one person and pay Death Benefit Proceeds after that person has died.

When you buy an MVP VUL 10 or MVP VUL 10 LTP life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Working with your life insurance producer and depending on whether your primary focus is on early Cash Values or longer term performance, at the time you purchase your Policy, you decide whether to select MVP VUL 10 or MVP VUL 10 LTP. Once your Policy has been issued as either MVP VUL 10 or MVP VUL 10 LTP, you may not change your selection. For MVP VUL 10, the Insured under the Policy must be Age 90 or younger at the time you apply for your Policy and for MVP VUL 10 LTP, the Insured must be Age 79 or younger at the time of application.

You may allocate your MVP VUL 10 or MVP VUL 10 LTP Policy’s Accumulated Value among the Variable Investment Options, the Fixed Options or the Indexed Fixed Options as described in YOUR INVESTMENT OPTIONS.

MVP VUL 10 and MVP VUL 10 LTP have Policy charges that are deducted from your Policy’s Accumulated Value. MVP VUL 10 LTP has a surrender charge which is deducted in the first 10 Policy Years if you choose to surrender your Policy during that time period. These charges are more fully described in Policy Charges under YOUR POLICY’S ACCUMULATED VALUE, in the FEE TABLES and in your Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Insured dies

• the grace period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Insured dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owners will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

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You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insured

This Policy insures the life of one person who is Age 90 (Age 79 for MVP VUL 10 LTP) or younger at the time you apply for your Policy, and who has given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Insured has died.

The Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. Most insurance companies use similar risk classification criteria. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination. We may, however, use other forms of underwriting if we think it is appropriate.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while the Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is usually the later of the day we approve your Policy application or when we receive all administrative requirements needed to issue the Policy. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insured. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

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It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods, if available under your Policy.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

There are special rules for the free look period in certain states. You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet, or on a notice that accompanies your Policy. Generally, the free look period ends 10 days after you receive your Policy. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Some states may have a different free look period if you are replacing another life insurance policy. Please call us or your life insurance producer if you have questions about your Free Look Right.

The amount of your refund may be more or less than the premium payments you have made, depending on the state where you signed your application. We will always deduct any Policy Debt from the amount we refund to you.

If you exercise your Free Look Right, the amount we refund to you depends on the requirements of the state in which your application is signed. One such requirement may be whether your Policy is issued as a replacement of existing insurance or not. Your initial Net Premium is first allocated to the Fidelity® VIP Government Money Market Variable Account, then once all requirements to place your Policy In Force have been satisfied, we transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you have chosen, provided that if we are required to refund your premium if you exercise your Free Look Right, such transfer will be delayed until 15 days after we issue your Policy.

If we are not required to refund your premium if you exercise your Free Look Right, the amount we refund to you will be

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the premium payments you have made, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options and the Indexed Fixed Options

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• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, annual and semi-annual reports, quarterly statements and immediate confirmations, proxy solicitation, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. By enrolling in this service, you consent to receive in electronic format any documents added in the future. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on an Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• We impose no additional charge for electronic delivery, although your Internet provider may charge for Internet access.

• You must provide a current e-mail address and notify us promptly when your e-mail address changes.

• You must update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, both Owners are consenting that the primary Owner will receive information electronically. (Only the primary Owner will receive e-mail notices.)

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

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• This consent will remain in effect until you revoke it.

We are not required to deliver this information electronically and may discontinue electronic delivery in whole or in part at any time. If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.00% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents

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electronically or via CD-ROM, you authorize us to do so by indicating this preference on the application, via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• transfers between the Fixed Options and Indexed Fixed Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

•  A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Insured dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see Optional Riders and Benefits for more details.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges, if available under your Policy.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance-2 Rider or SVER Term Insurance Rider – Corporate (SVER) (For Policies before August 24, 2015)

3. Face Amount under the Annual Renewable Term Rider (ART)

4. Face Amount under the Scheduled Annual Renewable Term Rider (S-ART) (For Policies on or after August 24, 2015)

Your Policy must have a Basic Face Amount. You may also select SVER, S-ART and ART Coverage at Policy issue, if available under your Policy. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• The Insured must also agree to the change in Face Amount, if you are not the Insured.

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• Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $10,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER rider (if available), or ART rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• The Insured must be Age 90 for MVP VUL 10 and 79 for MVP VUL 10 LTP or younger at the time of the increase.

•  You must give us satisfactory evidence of insurability.

•  Each increase you make to the Face Amount must be a minimum of $25,000.

• Each increase in Face Amount may have an associated cost of insurance rate and Coverage charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Scheduled Increases in Face Amount (For Policies before August 24, 2015)

There may be scheduled increases to the ART Face Amount, under the VIR Rider. There may be scheduled increases in Basic Life Coverage Face Amount and/or ART Face Amount, under the SIR Rider (if available). However, you may not have scheduled increases under both a SIR and VIR Rider. For MVP VUL 10, if the policyowner requests scheduled increases to the Basic Life Coverage Face Amount, scheduled increases greater than 20% of the initial Face Amount, or scheduled increases that require financial underwriting at the time of the increase, then all scheduled increases must be through the SIR, otherwise, all scheduled increases may be made through the VIR. All Scheduled Increases will be shown in the Policy Specifications. Each such increase is referred to as a Scheduled Increase. Scheduled Increases will not require medical underwriting, but may in some instances require financial underwriting.

A Scheduled Increase in Basic Life Coverage will result in a new Coverage Layer being added to your Policy. A Scheduled Increase in ART Rider Coverage will increase the Face Amount of the existing Coverage Layer.

There is a Cost of Insurance Charge associated with each such Scheduled Increase of either Basic Life Coverage or ART Rider Coverage that has gone into effect and continues to be in effect. Such Cost of Insurance Charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum Cost of Insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications.

For each Basic Life Coverage, there is a Coverage charge associated with each Basic Life Coverage Layer that has gone into effect for a Scheduled Increase. Such Coverage charge is also part of the Monthly Deduction for the Policy. The total Coverage charge for all Scheduled Increases in Basic Life Coverage are shown in the Policy Specifications. The Coverage charge for each Scheduled Increase in Basic Life Coverage that has gone into effect does not decrease or terminate even if the associated Coverage Layer is decreased or terminated. However, if any Scheduled Increase in Basic Life Coverage does not go into effect as scheduled, the Coverage charge for the Scheduled Increase will not go into effect, and we will send you a Supplemental Schedule of Coverage to reflect the change.

There are no Coverage charges associated with any Scheduled Increases of ART Coverage.

There is no increase in surrender charges associated with a Scheduled Increase of Basic Life Coverage.

Scheduled Increases in Face Amount (For Policies on or after August 24, 2015)

There may be scheduled increases in Basic Life Coverage Face Amount and/or S-ART Face Amount, under the SIR Rider (if available). The SIR Rider is used if the policyowner requests scheduled increases to the Basic Life Coverage Face Amount, scheduled increases greater than 20% of the initial Face Amount, or scheduled increases that require financial underwriting at the time of the increase. All Scheduled Increases will be shown in the Policy Specifications. Each such increase is referred to as a Scheduled Increase. Scheduled Increases will not require medical underwriting, but may in some instances require financial underwriting.

A Scheduled Increase in Basic Life Coverage will result in a new Basic Life Coverage Layer being added to your Policy. A Scheduled Increase in S-ART Rider Coverage will increase the Face Amount of the existing S-ART Coverage Layer.

There is a Cost of Insurance Charge associated with each such Scheduled Increase of either Basic Life Coverage or S-ART Rider Coverage that has gone into effect and continues to be in effect. Such Cost of Insurance Charge is part of the Monthly Deduction for

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the Policy and is calculated the same as that for other Coverage Layers, subject to maximum Cost of Insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications.

For each Basic Life Coverage, there is a Coverage charge associated with each Basic Life Coverage Layer that has gone into effect for a Scheduled Increase. Such Coverage charge is also part of the Monthly Deduction for the Policy. The total Coverage charge for all Scheduled Increases in Basic Life Coverage are shown in the Policy Specifications. The Coverage charge for each Scheduled Increase in Basic Life Coverage that has gone into effect does not decrease or terminate even if the associated Coverage Layer is decreased or terminated. However, if any Scheduled Increase in Basic Life Coverage does not go into effect as scheduled, the Coverage charge for the Scheduled Increase will not go into effect, and we will send you a Supplemental Schedule of Coverage to reflect the change.

There are no current Coverage charges associated with any Scheduled Increases of S-ART Coverage, however there are guaranteed Coverage charges associated with each Scheduled Increase of S-ART Coverage. The guaranteed Coverage charge for S-ART is based on the current S-ART Face Amount.

There is no increase in surrender charges associated with a Scheduled Increase of Basic Life Coverage.

Term Increases in Face Amount (Available on or after August 24, 2015)

Beginning on or after August 24, 2015, your Policy may be issued with the Scheduled Annual Renewable Term Rider (S-ART). Under this rider there may be scheduled annual renewable term insurance coverage increases in Face Amount, under the S-ART Rider. In this Rider, a scheduled increase is referred to as a Term Increase. All Term Increases will be shown in the Policy Specifications. Future Term Increases will not require future medical underwriting, but may in some instances require financial underwriting.

A Term Increase in S-ART Coverage will increase the Face Amount of the existing Coverage Layer.

There is a cost of insurance charge associated with each such Term Increase that has gone into effect and continues to be in effect. Such cost of insurance charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum cost of insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications. There is also a guaranteed Coverage charge associated with each Term Increase. The guaranteed Coverage charge is based on the current S-ART Face Amount.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider, the S-ART Rider or the ART Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic, SVER, S-ART and ART Coverage Layers with the same Coverage Layer Date, we will increase the ART first, then the S-ART, then the SVER, and finally the Basic Face Amount.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

• We do not allow decreases during the first Policy Year

• You may only request one decrease per Policy Year

• The Policy’s Face Amount must be at least $10,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

• Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

• to return part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

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For Policies issued before August 24, 2015, if more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ART Coverage Layer first, then any SVER Coverage Layer, and then the Basic Face Amount of any Policy Coverage Layer.

For Policies on or after August 24, 2015, if more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any S-ART Rider Coverage Layer first, then any ART Rider Coverage Layer, then any SVER Coverage Layer and then the Basic Face Amount of any Policy Coverage Layer.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ART Coverage Layer first, then any SVER Coverage Layer, and then the Basic Face Amount of any Policy Coverage Layer.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C, if available under your Policy. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B

• You may change your Death Benefit Option subject to certain Limits.

• Option C is not available to Policies with LTP.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C, if available under your Policy:

• To elect Option C, the Insured must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

• Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

• We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

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• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C, if available under your Policy.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in POLICY BENEFITS – Changing the Face Amount – Other Increases in Face Amount. If the change is a decrease in the Total Face Amount, we will process the decrease as described in POLICY BENEFITS – Changing the Face Amount – Processing of Decreases.

Death Benefit Qualification Test

In order for your Policy to be qualified as Life Insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. Your Death Benefit Qualification Test determines the following:

• Premium limitations

• amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1  If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See YOUR POLICY’S ACCUMULATED VALUE for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net

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Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insured is Age 45 at the time the Policy was issued and dies at the beginning of the sixth Policy Year

• Face Amount is $100,000

• Accumulated Value at the date of death is $25,000

• total premium paid into the Policy is $30,000

• the Minimum Death Benefit under the Guideline Premium Test is $46,250 (assuming a Guideline Premium Test factor of 185% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $71,478 (assuming a Net Single Premium factor of 2.8591 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$46,250	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$46,250	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$46,250	$104,785.65

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$71,478	$74,835.11
Option B	Total Face Amount plus Accumulated Value	$125,000	$71,478	$99,793.89
Option C	Total Face Amount plus premiums less distributions	$130,000	$71,478	$104,785.65

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $75,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $138,750 for the Guideline Premium Test

• $214,433 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$138,750	$63,521.22
Option B	Total Face Amount plus Accumulated Value	$175,000	$138,750	$99,711.45
Option C	Total Face Amount plus premiums less distributions	$130,000	$138,750	$63,521.22

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		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$100,000	$214,433	$139,078.93
Option B	Total Face Amount plus Accumulated Value	$175,000	$214,433	$139,078.93
Option C	Total Face Amount plus premiums less distributions	$130,000	$214,433	$139,078.93

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that the Insured died while the Policy was In Force, along with payment instructions. Your Beneficiary can choose to receive the Death Benefit Proceeds in a lump sum or use it to elect an income benefit. See GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue Policy charges.

We will pay interest on the Proceeds from the date of death at a rate not less than the minimum rate required by state law. In some states we may pay a higher rate of interest if required by law. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements–the Allowable Investment Options

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options. The Rider with this restriction is the Downside Protection Rider.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Portfolio Optimization Moderate

BlackRock Global Allocation V.I. Fund	Portfolio Optimization Growth
GE Investments Total Return Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
Pacific Dynamix-Conservative Growth	Fixed Account
Pacific Dynamix-Moderate Growth	Fixed LT Account
Pacific Dynamix-Growth
Portfolio Optimization Conservative
Portfolio Optimization Moderate-Conservative

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days unless we are required to give less notice) prior to the effective date of such change to allow you to reallocate your

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Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are three types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional cash value protection

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insured (terms for these Riders are described below):

Annual Renewable Term Rider

Provides term insurance on the Insured and renews annually until the Policy terminates.

Scheduled Annual Renewable Term Rider (For Policies on or after August 24, 2015)

Provides for scheduled increases in term insurance on the Insured generally without the requirement of future medical underwriting and renews annually until the Policy terminates.

Scheduled Increase Rider

Provides for increases of either Basic or Annual Renewable Term Face Amount.

SVER Term Insurance-2 Rider and SVER Term Insurance Rider – Corporate

For MVP VUL 10 Policies, this Rider provides term insurance on the Insured in combination with the Face Amount of the Policy, if available under your Policy.

Varying Increase Rider

Provides for Scheduled Increases in Face Amount on the Insured's life as long as the Policy is In Force and this Rider has not terminated.

Riders that provide additional cash value protection (terms for these Riders are described below):

Downside Protection Rider

Provides for minimum earnings protection.

Overloan Protection 3 Rider (For Policies on or after August 24, 2015)

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Overloan Protection II Rider (For Policies before August 24, 2015)

After meeting certain conditions, exercising this Rider guarantees the Policy will not lapse.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Riders that provide additional benefits to you or your family:

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Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions.

Annual Renewable Term Rider – Additional Insured

Provides annual renewal term insurance on members of the Insured’s immediate family.

Benefit Distribution Rider (For Policies on or after August 24, 2015)

Allows all or a portion of the policy’s Death Benefit Proceeds to be paid as a series of periodic payments.

Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child.

Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability, until he or she reaches age 65.

Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on certain specified dates without proof of insurability.

Premier Living Benefits Rider

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual with a condition that is expected to be permanent and has met the terms and conditions described in the Rider.

Terminal Illness Rider

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Waiver of Charges Rider

Waives certain charges if the Insured becomes totally disabled before age 60.

More detailed information about the riders appears below.

• Annual Renewable Term Rider (ART) (For Policies on or after August 24, 2015)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 for MVP VUL 10 and 79 for MVP VUL 10 LTP or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This rider has a Coverage charge that varies by Coverage year. The guaranteed Coverage charges will be shown on the Policy Specifications. Our current Coverage charge for the Rider is lower than the guaranteed charge.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A decrease in this Rider’s Face Amount will not decrease its Coverage charge. If the Face Amount of this Rider is decreased, then the most recently added Coverage Layer will be decreased or eliminated first. If there are Coverage Layers with the same effective date, we will decrease or eliminate the Face Amount of any S-ART Rider, then the Face Amount of this Rider, then the Face Amount of any SVER Rider, and then the Basic Face Amount of any Policy Coverage Layer.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

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• Annual Renewable Term Rider (ART) (For Policies before August 24, 2015)

Provides term insurance on the Insured and renews annually until the Policy terminates. The Rider is available for Insureds Age 90 for MVP VUL 10 and 79 for MVP VUL 10 LTP or younger at the time of Rider issue. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

For MVP VUL 10 LTP, the ART rider will have both a preferred and non-preferred Coverage charge that will be based upon meeting the Minimum Premium Requirement. See YOUR POLICY’S ACCUMULATED VALUE – Monthly Deductions – Minimum Premium Requirement. The Coverage charges will be shown on the Policy Specifications.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original Annual Renewable Term Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• Scheduled Annual Renewable Term Rider (S-ART) (For Policies on or after August 24, 2015)

The S-ART Rider provides for scheduled annual renewable term insurance Coverage in Face Amount without future medical underwriting. In this Rider, a scheduled increase is referred to as a Term Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the Death Benefit, of the Policy.

A Term Increase is a future increase in the Face Amount of this rider. Each Term Increase will increase the Face Amount of the Rider Coverage Layer. Once a Term Increase goes into effect, it becomes part of the Rider Face Amount.

This Rider provides no term insurance at the time of policy issue. If you wish to have term insurance coverage at the time of policy issue, you must purchase another rider such as the Annual Renewable Term Rider (ART).

The guaranteed monthly cost of insurance rates will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

This Rider has a Coverage charge that varies by Coverage year and Rider Face Amount. Any increase or decrease in the Rider’s Face Amount will impact the Coverage charge. The guaranteed monthly Coverage charges will be shown in the Policy Specifications. We currently do not impose the Coverage charge for this Rider.

This Rider also has a Rider Charge that will be shown in your Policy Specifications.

The Rider is available subject to the following:

• The maximum Term Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

• The maximum Term Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

• Increases will not be scheduled beyond attained age 94.

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

• The cost of insurance charges will increase as a result of the increase in the Policy’s Net Amount At Risk.

You may request an increase or decrease in the schedule of future Term Increases by providing a written request. Any increase to the Face Amount of the Term Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Term Increase that has been approved, all future Term Increases may be forfeited. For any change in Term Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request

• The date the Rider or the Policy ceases to be In Force

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• The death of the Insured.

If the Policy is reinstated, any Term Increases that would have occurred during the time the Policy was lapsed will be forfeited. Term Increases that are scheduled to occur after the reinstatement of the policy and rider will be handled as if the Policy had never lapsed.

This Rider may be included on a policy with or without the ART Rider.

This Rider differs from the ART rider in a number of ways, including:

• You may schedule Increases in Face Amount with this Rider

• Scheduled increases in Face Amount for this Rider do not require additional medical underwriting after issue however, if there is a requested change in the amount of scheduled increases additional underwriting may be required

• Increases in Face Amount for this Rider may only occur on policy anniversaries

• COI rates and charges for this Rider currently differ from the COI rates and charges for the ART Rider

• Scheduled Increase Rider (SIR) (For Policies on or after August 24, 2015)

The SIR Rider is an optional Rider you may purchase at Policy Issue. It provides for increases of Basic Face Amount and/or S-ART Face Amount.

SIR Rider:

• Is not available to MVP VUL 10 LTP, and is not available to Policies using either SVER Term Insurance-2 Rider, or SVER Term Insurance Rider-Corporate

• You are not required to select the S-ART Rider in order to purchase the SIR Rider.

• Is available to the Insured between Policy issue Ages 20-65

• Increases can be in Policy Years 2-11 and may be in Basic Face Amount, S-ART Face Amount or a combination of both

• Annual increases must be of equal Face Amount

• Scheduled increases cannot begin until Policy Year 2 and may be scheduled annually, every two years or every three years; The maximum annual increase is limited to 50% of initial Face Amount

• Maximum cumulative increases are limited to 400% of the initial Face Amount

• If the Policy has scheduled increases provided by the SIR Rider, the Maximum Total Face Amount is $25,000,000

• The minimum annual increase must be equal to the greater of 1% of the initial Face Amount or $10,000

• Policies must be fully underwritten in order to qualify for this rider

• Scheduled Increases are medically underwritten at Policy issue

Scheduled Increases in Basic Life Coverage and/or S-ART Rider Coverage under the SIR Rider

For Increases in Basic Life Coverage under the SIR Rider:

• Each increase in Basic Face Amount will create a new Coverage Layer

• Each Coverage Layer will have its own cost of insurance charge and Coverage charge

• Each Coverage Layer will not have an associated surrender charge.

• Each Coverage Layer and its guaranteed charges are shown in your Policy Specifications at issue.

For Increases of S-ART Rider Coverage under the SIR Rider:

• Each increase will increase the existing Face Amount for the initial S-ART Rider Coverage Layer issued under the Policy.

• Scheduled Increases in S-ART Coverage will increase the cost of insurance charges under the contract.

• Scheduled Increases in S-ART Coverage will increase the guaranteed coverage charges. This will be shown in your Policy Specifications at issue.

Increases under the SIR Rider may be subject to financial underwriting at issue or at the time of the increase. Any required evidence of financial insurability must be provided at least 15 days before the Scheduled Increase is to take effect. If you fail to provide the required evidence or if we determine that the evidence you provided does not meet our financial underwriting standards, the increase will not take effect. If we do not approve an increase that requires evidence or if we approve an increase for an amount less than the full amount of the Scheduled Increase, any future Scheduled Increases will not be forfeited.

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The SIR Rider schedule of increases may not be changed after Policy Issue. You may decline any scheduled increase at the time it is to take effect. If you decline any increase, all future scheduled increases may be forfeited. If you Decrease any Policy Face Amount Coverage, all future SIR Rider scheduled increases may be forfeited.

• Scheduled Increase Rider (SIR) (For Policies before August 24, 2015)

The SIR Rider is an optional Rider you may purchase at Policy Issue. It provides for increases of Basic Face Amount and/or ART Face Amount.

SIR Rider:

• Is not available to MVP VUL 10 LTP, and is not available to Policies using either SVER Term Insurance-2 Rider, or SVER Term Insurance Rider-Corporate

• You are not required to select the ART Rider in order to purchase the SIR Rider.

• Is available to the Insured between Policy issue Ages 20-65

• Increases can be in Policy Years 2-11 and may be in Base Face Amount, ART Face Amount or a combination of both

• Annual increases must be of equal Face Amount

• Scheduled increases cannot begin until Policy Year 2 and may be scheduled annually, every two years or every three years; The maximum annual increase is limited to 50% of initial Face Amount

• Maximum cumulative increases are limited to 400% of the initial Face Amount

• If the Policy has scheduled increases provided by the SIR Rider, the Maximum Total Face Amount is $25,000,000

•  The minimum annual increase must be equal to the greater of 1% of the initial Face Amount or $10,000

• Policies must be fully underwritten in order to qualify for this rider

• Scheduled Increases are medically underwritten at Policy issue

Scheduled Increases in Policy Face Amount under the SIR Rider and ART

For Increases in Basic Life Coverage under the SIR Rider:

• Each increase in Basic Face Amount will create a new Coverage Layer

• Each Coverage Layer will have its own cost of insurance charge and Coverage charge

• Each Coverage Layer will not have an associated surrender charge.

• Each Coverage Layer and its guaranteed charges are shown in your Policy Specifications at issue.

For Increases of ART Rider Coverage under the SIR Rider:

• Each increase will increase the existing Face Amount for the initial ART Rider Coverage Layer issued under the Policy.

• Scheduled Increases in ART Coverage will increase the cost of insurance charges under the contract.

Increases under the SIR Rider may be subject to financial underwriting at issue or at the time of the increase. Any required evidence of financial insurability must be provided at least 15 days before the Scheduled Increase is to take effect. If you fail to provide the required evidence or if we determine that the evidence you provided does not meet our financial underwriting standards, the increase will not take effect. If we do not approve an increase that requires evidence or if we approve an increase for an amount less than the full amount of the Scheduled Increase, any future Scheduled Increases will not be forfeited.

The SIR Rider schedule of increases may not be changed after Policy Issue. You may decline any scheduled increase at the time it is to take effect. If you decline any increase, all future scheduled increases are forfeited. If you Decrease any Policy Face Amount Coverage, all future SIR Rider scheduled increases are forfeited.

• SVER Term Insurance-2 Rider

Provides term insurance on the Insured in combination with the Face Amount of the Policy, if available under your Policy. The Rider may also provide higher early cash value. You may purchase the Rider at Policy issue, subject to state availability. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the Policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

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You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance and Coverage charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may limit increases of Rider Face Amount to one per Policy year. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance-2 Rider Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy.

• SVER Term Insurance Rider – Corporate

Provides term insurance on the Insured in combination with the Face Amount of the Policy, if available under your Policy. The Rider may also provide higher early cash value. The Rider may be purchased at Policy issue, subject to state availability. Policies must be owned by a corporation, trust or individual (when part of an employer-sponsored arrangement) which meet the annual aggregate premium requirement of $50,000 annually.

The charges for this Rider will be shown in the Policy Specifications. The total monthly charge is comprised of three components:

• the Rider Coverage charge

• the Rider cost of insurance charge; and

• the termination credit charge. You will be responsible for the termination credit charge even if the termination credit is reduced to zero.

While this Rider is in effect:

1. The Rider modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit as calculated under the Death Benefit Option you choose on the Policy is increased by the Face Amount of the Rider. For purposes of determining the minimum Death Benefit of the Policy, the amount of the termination credit will be added to the Policy’s Accumulated Value before the minimum Death Benefit Under the Death Benefit Qualification Test is calculated.

2. If you surrender the Policy, we will pay you a termination credit in addition to the Net Cash Surrender Value, unless either of the following is true:

• the Policy is surrendered in connection with the purchase of a replacement life insurance policy including, but not limited to, a replacement intended to qualify as a tax free exchange under Section 1035 of the Tax Code; or

• the Owner at the time of Policy surrender is different from the Owner on the Policy application, and the Owner at the time of Policy surrender is a life insurance company.

The purpose of the termination credit is to minimize the impact on earnings for corporations or other entities purchasing the Policy.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated Rider Coverage charges and Rider cost of insurance charges. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. Each increase in Rider Face Amount has its own Rider Coverage charge and Rider cost of insurance charge, which will be shown on a Supplemental Schedule of Coverage sent to you at the time of the increase. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of an increase.

Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. A Face Amount decrease of this Rider will not decrease the Coverage Charge. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER Term Insurance Rider – Corporate Face Amount.

There are two components to the termination credit:

1. an amount added to the Policy’s surrender value to the premiums paid (subject to a maximum disclosed in the Policy Specifications for this Rider), less withdrawals, multiplied by a percentage that varies by policy duration; and

2. a refund of the rider charge if the premiums paid under the Policy are less than the maximum premium upon which the first component is determined.

The termination credit added to your Net Cash Surrender Value if you surrender your Policy is calculated in two parts, and is the sum of the results of the two calculations, except if Termination Credit Part 1 equals zero, then Termination Credit Part 2 will also be zero.

Termination Credit Part 1 equals A × B where:

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A = the termination credit percentage; and

B = the termination credit basis.

Termination Credit Part 2 equals the greater of zero and C × D × (E – (F/G)), where:

C = the termination credit factor;

D = the lesser of 60 and the number of whole Policy months that have elapsed;

E = the maximum annual termination credit basis;

F = the sum of premiums paid; and

G = 1 + the number of whole Policy Years elapsed.

The initial termination credit percentage, and the termination credit factor and maximum annual termination credit basis are shown in your Policy Specifications for this Rider. We may reduce the schedule of termination credit percentages, and even reduce such percentages to zero, but not until at least 30 days after we have sent you revised Policy Specifications that show the reduced termination credit percentages. Any such reduced schedule of termination credit percentages will apply uniformly to all members of the same Class.

The termination credit basis is the lesser of (a – c) or (b – c), where:

a = the total amount of premiums paid on the Policy;

b = the maximum annual termination credit basis, multiplied by 1 + the number of whole Policy Years elapsed; and

c = the total amount of any withdrawals you have taken from your Policy’s Accumulated Value.

If the Insured dies while the Rider is in effect, the Termination Credit will be added to the Accumulated Value prior to calculating the Death Benefit under the Death Benefit Qualification Test.

An example

The Policy is at the end of the fifth Policy Year and

• (A) = 13.25%

• (B) = $50,000

• (C) = 0.50%

• (D) = 60

• (E) = $10,000

• (F) = $50,000

• (G) = 5

Termination Credit Part 1 = 13.25% × 50,000 = $6,265

Termination Credit Part 2 = 0.50% × 60 months × (10,000 – (50,000/5)) = $0

The total of Termination Credit Part 1, or $6,265, and Termination Credit Part 2, or $0, will result in the addition of $6,265 to the Policy’s Net Cash Surrender Value.

This Rider will terminate on the earliest of your Written Request or termination of the Policy.

• Varying Increase Rider (VIR)

Policies issued with the ART Rider may also be issued with a Varying Increase Rider. The VIR Rider provides for Scheduled Increases in ART Rider Coverage without medical underwriting. Each increase in the VIR Rider is referred to as a Scheduled Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the Death Benefit, of the Policy. There is no charge for this Rider on a current or guaranteed basis. However, you will incur charges for the ART Rider, which you must select in order to select the VIR Rider.

Each Scheduled Increase is an increase to term insurance Coverage on the Insured provided by the ART Rider. When any such ART Rider Coverage goes into effect, it will become a part of, and be administered according to, the ART Rider to which Scheduled Increase applies.

The Rider is available subject to the following:

• You must select the ART Rider.

• Scheduled Increases are available only on the insured.

• The maximum Scheduled Increase at attained ages 0-79 is 20% of the Total Face Amount before the increase.

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• The maximum Scheduled Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

• Increases will not be scheduled beyond attained age 94.

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

• The guaranteed cost of insurance rates and Coverage charge rates are provided on the Policy Specifications at issue.

• The cost of insurance charges will increase due to the increase in the Policy’s Net Amount At Risk.

You may request an increase or reduction in Scheduled Increases by providing a written request. Any increase in Scheduled Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Scheduled Increase that has been approved, all future Scheduled Increases may be forfeited. For any change in Scheduled Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request

• The date the Policy ceases to be In Force

• The date Coverage under the ART Rider terminates.

If the Policy is reinstated, any Scheduled Increases that would have occurred during the time the Policy was lapsed will be forfeited. Scheduled Increases that are scheduled to occur after reinstatement will be handled as if the Policy had never lapsed.

• Downside Protection Rider (DPR)

The DPR Rider allows allocation to the Allowable Investment Options while providing minimum earnings protection at Rider maturity. This Rider can only be purchased at the time the Policy is issued and when the Insured is Age 70 or younger.

Rider Terms

Cumulative Premium–is equal to the total of all Premiums received during the Averaging Period, minus the amount of any withdrawals taken during the Averaging Period, plus the Policy Debt at the beginning of the Averaging Period and minus the Policy Debt at the end of the Averaging Period.

Minimum Premium Date–is the date the Minimum Premium Requirement must be met as shown in the Policy Specifications.

Minimum Premium Requirement–the Minimum Premium Requirement is shown in the Policy Specifications. Total premiums paid, less any withdrawals and Policy Debt, must be at least the Minimum Premium Requirement and must be received by the Minimum Premium Date or the Rider Grace Period will begin.

Rider Grace Period–if you have not met the Minimum Premium Requirement, we will send you a Rider Grace Period notice stating the amount of additional premium that you must pay to keep the Rider from terminating and the date, not less than sixty-one days after our mailing of the notice, by which we must receive the additional premium. If we do not receive the additional premium by that date, the Rider will terminate and will provide no further benefits.

Rider Maturity–the date the Rider matures, as shown in your Policy Specifications.

Benefits of DPR:

1. Protection against long term reductions in Policy value due to negative returns in the Allowable Investment Options. This Rider provides that at Rider Maturity your Policy’s Accumulated Value will be equal to the greater of the Policy’s Accumulated Value immediately prior to Rider Maturity or the Alternate Accumulated Value.

2. Protection against your Policy lapsing. Prior to Rider Maturity, the Rider guarantees that the Policy will not enter the Grace Period as long as either the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any outstanding Policy Debt, is sufficient to cover the Policy’s Monthly Deduction on a Monthly Payment Date.

3. Additional Death Benefit Protection before age 65. If the Insured dies prior to Age 65 while the Rider is in effect, we will use the greater of the Policy’s Accumulated Value or the Alternate Accumulated Value to calculate the Death Benefit payable. This benefit impacts only policies issued with Death Benefit Option B and Policies subject to the Minimum Death Benefit.

How DPR Works:

The Rider allows allocation to Allowable Investment Options, while providing minimum earnings protection at Rider Maturity. The Alternate Accumulated Value at Rider Maturity equals total premiums paid, less Policy loads, charges and withdrawals.

We calculate an Alternate Accumulated Value for use in determining benefits under this Rider. The Alternate Accumulated Value cannot be calculated in advance because it will vary with the actual charges deducted.

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The Policy’s Alternate Accumulated Value is initially zero and is calculated on each Monthly Payment Date. The Alternate Accumulated Value calculated on any Monthly Payment Date is equal to:

• The Alternate Accumulated Value on the prior Monthly Payment Date,

• Plus the amount of any Net Premium received since the prior Monthly Payment Date;

• Minus any Additional Premium Load shown in the Policy Specifications,

• Minus the amount of any withdrawals since the prior Monthly Payment Date,

• Minus the Policy’s actual Monthly Deduction on the Monthly Payment Date (excluding the Rider Charge for this Rider) and any other charges to the Policy since the prior Monthly Payment Date, and;

• With the result multiplied by the Alternate Accumulated Value Monthly Factor shown in the Policy Specifications.

The Additional Premium Load Rate shown in the Policy Specifications is used only in the calculation of the Additional Premium Load for the purposes of determining the Alternate Accumulated Value.

The Additional Premium Load is calculated on each Premium received during the Policy years shown in the Policy Specifications. The Additional Premium Load is equal to the Additional Premium Load Rate multiplied by any premium amount in excess of the Rider Premium Allowance.

At the beginning of each Policy Year for the four Policy Years before Rider Maturity, the Premium Allowance is set to equal the Average Premium. The Premium Allowance is then reduced by any Premium received and increased by any withdrawals taken during the Policy Year. The Average Premium is calculated at the end of the Averaging Period shown in your Policy Specifications and is equal to the Cumulative Premium divided by the number of years in the Averaging Period.

Example of Average Premium Calculation and Additional Premium Load

For a policy with Downside Protection Rider:

• Maturity Period is 15 years

• Averaging Period is 10 years

• Pays a premium of $10,000 at the start of each Policy Year

• Takes a Policy loan of $1,000 at the start of year 10 which grows to a Policy Debt of $1,022.50 at the end of the 10th Policy Year

• In Policy Year 12, a premium of $15,000 is received

• The Additional Premium Load Rate in Policy Year 12 for this Policy is 5%

Average Premium Calculation

The Average Premium is calculated at the end of Policy Year 10.

A $10,000 premium was paid for 10 years so the total premium paid is $100,000

Cumulative Premium = 98,977.50 = $100,000 – $1,022.50

Average Premium = $9,897.75 = 98,977.50/10

Additional Premium Load Calculation

The Premium Allowance at the beginning of Policy Year 12 is equal to the Average Premium which is $9,897.75

The premium in excess of the Premium Allowance at the beginning of Policy Year 12 is $5,102.25 = $15,000 – $9,897.75

Additional Premium Load = $255.12 = 5% x $5,102.11

A Hypothetical Example

Here are two hypothetical examples of how DPR affects the Policy’s Accumulated Value. A 15-Year Benefit Period was selected at Policy issue. The Accumulated Value demonstrated is hypothetical and not based on the performance of any Variable Investment Options available in the Policy. Policy fees and charges have been deducted.

1. When the Rider Pays A Benefit:

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Policy Years

This chart demonstrates DPR’s benefit to the Policy’s Accumulated Value in a Down Market Scenario. The value provided by the Rider at maturity is measured by the difference in the line’s. When your Policy’s Accumulated Value has sustained investment losses, the DPR provides a one-time increase so that the Accumulated Value at the end of the period equals the Alternate Accumulated Value.

2. When the Rider Pays No Benefit:

Policy Years

This chart illustrates DPR’s value in comparison to the Policy’s Accumulated Value in an Up Market Scenario. DPR paid no increase at maturity.

In the event of a loan or withdrawal, we currently reduce the Alternate Accumulated Value by subtracting the amount of the withdrawal from the Alternate Accumulated Value. However, we reserve the right to change that method in the future so that the Alternate Accumulated Value less Policy Debt will be reduced proportionally to the reduction in the Policy’s Accumulated Value less Policy Debt. If we change our method in the future, we will notify you in writing.

Before the Rider Maturity Date, the Alternate Accumulated Value has no effect on the Policy’s Accumulated Value and provides no minimum earnings. This Rider provides no guarantee of any particular interest rate or dollar amount. The Alternate Accumulated Value may be less than the Policy’s Accumulated Value and may be less than the total premium paid. We have implemented the investment restrictions to help protect our ability to provide the guarantees under the Riders. The allocation restrictions to the Allowable Investment Options may limit your investment returns.

To be eligible for this Rider, allocations must be in an Allowable Investment Option we designate, see Investment Allocation Requirements. Not all Investment Options may be used with this Rider. The allowable Investment Options are evaluated periodically

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(generally, annually) to optimize the potential return for the level of risk intended for this Rider. As a result of the periodic analysis, the available allowable Investment Options for this Rider may change. You may contact us to find out what Investment Options are available at any given time for the purpose of this requirement. You need to determine which allowable individual Investment Options are best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your life insurance producer to determine if you should change Investment Options to keep up with changes in your personal circumstances.

If any allocation is made to an Investment Option other than an eligible Allowable Investment Option, this Rider will terminate and we will send a Rider termination notice.

If the Insured dies prior to Age 65 while this Rider is in effect, we will use the greater of the Accumulated Value or the Alternate Accumulated Value to calculate the Death Benefit that is payable. This Death Benefit is used only to determine the amount that is payable upon the death of the Insured, and is not used for any other purpose under the Policy or any Riders. For example, the additional Death Benefit attributed to the Alternate Accumulated Value is not used in the calculation of your cost of insurance charges under the contract.

This Rider modifies the Policy’s Grace Period so that the Policy’s Grace Period will begin when the greater of the Policy’s Accumulated Value or the Alternate Accumulated Value, each less any Policy Debt, is insufficient to cover the Monthly Deduction on a Monthly Payment Date.

The Minimum Premium Requirement and Minimum Premium Date are shown in the Policy Specifications. Total premiums paid, less any Withdrawals and Policy Debt, must be at least the Minimum Premium Requirement and must be received by the Minimum Premium Date or the Rider Grace Period will begin.

If the Minimum Premium Requirement is not met, we will send you a Rider Grace Period notice stating the amount of additional premium that you must pay to keep the Rider in force and the date, not less than sixty-one days after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this Rider will terminate and no further benefits will be provided by the Rider.

We deduct a monthly Rider Charge from the Accumulated Value as long as the Policy is In Force and the Rider has not been terminated. The maximum guaranteed monthly Rider Charge is equal to the Maximum Guaranteed Rider Monthly Charge Rate shown in the Policy Specifications multiplied by the Variable Accumulated Value on the Monthly Payment Date before the Monthly Deduction has been made, provided that the result will never be less than zero. The Rider Charge may be less than the maximum guaranteed monthly charge. The monthly Rider Charge is the only charge for this Rider. Rider charges do not include the Additional Premium Load.

Rider Maturity occurs on the Rider Maturity Date, which you selected when you applied for your Policy. The Rider Maturity Date is shown in the Policy Specifications. Once selected, the Rider Maturity Date cannot be changed. When the Rider matures, we will set the Policy’s Accumulated Value to be equal to the Alternate Accumulated Value, if the latter is larger, and any difference will be allocated according to the most recent premium allocation instructions you provided. The Rider will terminate on the Rider Maturity Date unless you elect to renew the Rider.

You may elect to renew this Rider at Rider Maturity. You must elect a new Rider Maturity Date for the renewed Rider based on the options available at the time you renew, provided that the new Rider Maturity Date is not at or beyond the Insureds Age 100. We must receive your Written Request to renew the Rider at least 30 days prior to Rider Maturity. Each specification for the renewed Rider, including the Rider Charge, may differ from the corresponding specification for the Rider, as shown on the Policy Specifications, before renewal. If you renew this Rider, the initial Alternate Accumulated Value will be equal to the Policy’s Accumulated Value at the time of renewal. Thereafter, the renewed Rider will operate as described in this Rider except that there is no Minimum Premium Requirement upon Rider Renewal. We will send you a Supplemental Schedule of Coverage upon Rider Renewal that will provide the specifications for the renewed Rider.

This Rider will end on the earliest of:

• Your Written Request;

• Termination of the Policy;

• Allocation of any portion of the Accumulated Value to an Investment Option other than an Allowable Investment Option;

• The end of the Rider Grace Period if you have not paid sufficient premium to keep the Rider from terminating; or

• The Rider Maturity Date, unless you elect to renew the Rider.

If the Policy lapses and is later reinstated, the Rider will not be reinstated.

If you select this Rider, you may not allocate Accumulated Value to the Indexed Account.

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• Overloan Protection 3 Rider (For Policies on or after August 24, 2015)

The Rider guarantees that your Policy will not lapse if the Policy Debt is greater than the Policy’s Accumulated Value, resulting in it being overloaned. On or after the earliest exercise effective date, if all Rider Exercise Requirements have been met you may exercise the Rider by submitting a Written Request.

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the grace period.

Rider Exercise Requirements

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise the Rider and all exercise requirements have been met. The earliest exercise effective date is shown in the Policy Specifications. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The Death Benefit Option is Option A. If your policy does not meet this prerequisite, you must change your Death Benefit Option to Death Benefit Option A, by Written Request, prior to Rider exercise. Changes to your Death Benefit Option take effect on the Monthly Payment Date next following your Written Request. Such changes will modify your Total Face Amount and, as a result, this Rider may impact your ability to meet all the exercise conditions described below.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Total Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• Other than this Rider and any term insurance rider on the Insured that contributes to the Total Face Amount of the policy, any Riders in effect with regularly scheduled charges will be terminated. Additionally, any accelerated death benefit rider will terminate upon exercise of this Rider. Any increases in Face Amount that are scheduled to take effect after exercise of the Rider will be cancelled. The policy must not be in the grace period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s gender, Risk Class and Age as applicable at the time the Rider is exercised. If you never exercise the Rider, there is no charge for it. After you exercise the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

A hypothetical example

For a male standard nonsmoker, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

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The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by overloan.

After the Rider is exercised, the Policy’s Minimum Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• The Policy terminates;

• You make a Written Request to terminate the Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax adviser as to the tax risks associated with this Rider.

• Overloan Protection II Rider (For Policies before August 24, 2015)

The Rider After Policy Issue

The Rider cannot be exercised during the first 15 Policy Years or before the Insured is Age 75, but there is a minimum premium requirement during the first five Policy Years to keep the Rider in effect prior to exercise. There is no charge for this Rider unless you exercise it. Please see Rider Termination below for termination conditions of the Rider before and after exercise. You may not pay premiums or take withdrawals from your Policy after exercise of the Rider. The Rider may not be exercised after the Policy has entered the grace period.

Premium payments, less Policy loans and withdrawals, must equal or exceed the minimum five-year premium. The minimum five-year premium equals 350% of the lesser of your Policy’s guideline level premium or seven-pay premium at issue and is shown in your Policy Specifications. The minimum five-year premium for your Policy will not change. If enough cumulative premium has not been paid during the first five Policy Years to satisfy this requirement, we will send you a notice stating the amount of additional premium that must be paid to keep the Rider in effect. You will have at least 60 days after the mailing of the notice to pay additional premium to keep this Rider in effect. If we have not received the additional premium by that date, this Rider will terminate.

The Rider At Exercise

The exercise effective date will be the Monthly Payment Date on or next following the date we receive your Written Request to exercise this Rider and all exercise requirements are met. To exercise the Rider, each of the following conditions must be true as of the exercise effective date:

• The minimum five-year premium requirement was met.

• The Death Benefit Option is Option A.

• The Policy must have been In Force for at least 15 years.

• The Insured’s Age is within the range of Ages shown in the Overloan Protection Rider section of the Policy Specifications. The Rider may not be exercised if the Insured is younger than Age 75 or older than Age 120.

• There must be sufficient Accumulated Value to cover the rider exercise charge as described below.

• The Policy Debt is greater than the Face Amount, but less than 99.9% of the Accumulated Value after the charge for this Rider has been deducted from the Accumulated Value.

• There are no projected forced distributions of Accumulated Value for any Policy Year.

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• The Guideline Premium Limit for the Policy will remain greater than zero at all times prior to Insured’s Age 100.

• The Policy must not be a Modified Endowment Contract, and exercising this Rider must not cause the Policy to become a Modified Endowment Contract.

• There are no Riders requiring charges after the exercise effective date, other than this Rider and any term insurance Rider on the Insured, and there must not be any change in term insurance Rider Face Amount scheduled to take effect after the exercise effective date. You must terminate any Riders requiring charges and any scheduled changes in term insurance prior to exercise of this Rider.

• The policy must not be in the grace period.

Contact us if you have any questions about your eligibility to exercise this Rider.

On the exercise effective date, we:

1. Transfer any Accumulated Value in the Investment Options into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations that may be in effect.

2. Upon each Index Account Segment's Maturity, reallocate the Segment Maturity Value into the Fixed Account. No transfer charge will be assessed for such transfer, nor will it count against, or be subject to, any transfer limitations then in effect.

3. Deduct the charge for this Rider from your Policy’s Accumulated Value.

There is a one-time charge to exercise this Rider. The charge will not exceed the Accumulated Value multiplied by the overloan protection rate shown for the Insured’s Age at exercise in the Policy Specifications, as of the exercise effective date. The charge ranges from 1.12% to 4.52% of the Policy’s Accumulated Value, and is based on the Insured’s gender, Risk Class and Age at the time the Rider is exercised. There is no charge if the Rider is never exercised. After exercise of the Rider, and while it continues in effect, the Policy’s lowest Death Benefit will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt.

An example

For a male, non-smoker Insured, Age 85 when the Rider is exercised, the charge will be 2.97% of the Policy’s Accumulated Value on the exercise effective date. If the Policy’s Accumulated Value is $25,000, the charge deducted from the Accumulated Value on the exercise effective date is $742.50. ($25,000 × 2.97% = $742.50).

The Rider After Exercise

After the exercise effective date and as long as the Rider stays in effect, the Policy will not lapse if the Accumulated Value is insufficient to cover Policy charges, even if the insufficiency is caused by Policy Debt exceeding Accumulated Value.

After the exercise of the Rider, the Minimum Death Benefit of the Policy will be the Death Benefit percentage multiplied by the greater of the Accumulated Value or the Policy Debt. Calculation of the Death Benefit, Minimum Death Benefit and Death Benefit Proceeds is described in THE DEATH BENEFIT.

Rider Termination

This Rider will terminate on the earliest of the following events:

• You do not pay enough premium to meet the minimum five-year premium requirement;

•  The Policy terminates;

• You make a Written Request to terminate this Rider; or

• If, after the exercise effective date:

• any premium is paid

• any withdrawal is taken

• any loan repayment is made, other than for loan interest due

• any Policy benefit is changed or added at your request

• any transfer among the Investment Options is done at your request.

If the Rider terminates after the exercise effective date and while the Policy is In Force, any amount by which the Policy Debt exceeds the Accumulated Value is due and payable to us.

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You should be aware that the tax consequences of this Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when this Rider is exercised. You should consult a tax adviser as to the tax risks associated with this Rider.

• Short-Term No-Lapse Guarantee Rider

This Rider guarantees that the Policy will continue in effect until the end of the No-Lapse Guarantee Period shown in the Policy Specifications if you pay a premium by the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium, and if you have taken no Policy loans or withdrawals, and if there have been no changes (scheduled or unscheduled) in Coverage under this Policy. The Policy will also stay in effect under this Rider with other premium payment patterns and with other Coverage amounts so long as the Short-Term No-Lapse Guarantee Condition, as described below, is satisfied. The Rider is available at Policy issue for Insureds Age 79 and younger and if you choose either Death Benefit Option A or Option B when applying for your Policy.

The No-Lapse Guarantee Period is the time during which we guarantee the Death Benefit will remain In Force if the Short-Term No-Lapse Guarantee is in effect. The No-Lapse Guarantee Period is shown in the Policy Specifications. The No-Lapse Guarantee Period begins on the Policy Date and does not re-start if Coverage is added or increased.

The No-Lapse Guarantee Premium is an amount used during the No-Lapse Guarantee Period to determine the No-Lapse Credit (see next section), which in turn is used to determine if the Short-Term No-Lapse Guarantee is in effect. The No-Lapse Guarantee Premium is expressed as an annual amount. The No-Lapse Guarantee Premium in effect as of the Policy Date is shown in the Policy Specifications. The No-Lapse Guarantee Premium may change as described in the Changes in No-Lapse Guarantee Premium section below.

The No-Lapse Credit is used to determine if the Short-Term No-Lapse Guarantee is in effect. It is calculated at the beginning of each Policy month during the No-Lapse Guarantee Period. The No-Lapse Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less one-twelfth of the No-Lapse Guarantee Premium. On any other Monthly Payment Date, the No-Lapse Credit is equal to:

• The No-Lapse Credit as of the prior Monthly Payment Date multiplied by (i), where:

– i = no greater than 1.00327374 if the No-Lapse Credit is negative; otherwise,

– i = 1.00000;

• Plus premiums received since the prior Monthly Payment Date;

• Less withdrawals taken since the prior Monthly Payment Date; and

• Less one-twelfth of the then current No-Lapse Guarantee Premium.

The Net Accumulated Value is the Policy Accumulated Value less Policy Debt.

Any increase in Face Amount, scheduled or not, or addition or increase in Coverage will cause an increase in the No-Lapse Guarantee Premium. A decrease in Face Amount or in other Coverage will not cause a decrease in the No-Lapse Guarantee Premium. If the No-Lapse Guarantee Premium changes as a result of such change, we will inform you of the amount of the changed No-Lapse Guarantee Premium.

For the Short-Term No-Lapse Guarantee to be in effect, the No-Lapse Credit less Policy Debt must be equal to or greater than zero.

If the Short-Term No-Lapse Guarantee has become ineffective because the above condition has not been satisfied, the Short-Term No-Lapse Guarantee may be brought back into effect by paying the Catch-Up Amount. The Catch-Up Amount is equal to the amount of premium necessary after deduction of the Premium Load so that the No-Lapse Credit less Policy Debt is equal to zero.

If the Short-Term No-Lapse Guarantee is in effect, and if your Policy would lapse in the absence of this Rider due to insufficient Net Accumulated Value (the Accumulated Value less Policy Debt), to cover the Monthly Deductions due, the Policy will not enter the grace period and will not lapse. Instead, the Policy will continue under the Short-Term No-Lapse Guarantee and it will stay In Force as long as you continue to meet the Short-Term No-Lapse Guarantee Condition.

If the Policy is continued under the Short-Term No-Lapse Guarantee, then the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest and the result is called the Monthly Deductions Deficit. Any net premium received when the Policy is continued under the Short-Term No-Lapse Guarantee will first be used to reduce the Monthly Deductions Deficit. After the Monthly Deductions Deficit is reduced to zero, any excess will be applied to the Accumulated Value, as described in your Policy. If you want to keep your Policy In Force at the end of the Guarantee Period, you must make a payment sufficient to reduce the Monthly Deductions Deficit to zero. In such case, any excess will then be applied to the Accumulated Value, as described in your Policy.

If the Policy is continued under the Short-Term No-Lapse Guarantee, any attached Riders will continue or end according to their terms.

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If the Policy has lapsed and you later wish to reinstate it, you will need to satisfy the reinstatement conditions described in the Policy. Upon Policy reinstatement we will bring forward any Catch-Up Amount and any Monthly Deductions Deficit, without interest. Any Catch-Up Amount existing at the time of lapse will need to be paid upon Policy reinstatement if you wish the Short-Term No Lapse Guarantee Benefit provided under this Rider to be in effect.

This Rider will end on the earliest of:

• Your Written Request;

• If you add any Rider that has charges;

• The date when the No-Lapse Credit and the Net Accumulated Value are both less than zero; or

• At the end of the Guarantee Period.

• Accidental Death Rider

Provides additional insurance Coverage when we receive proof that the Insured’s death results directly and independently of all other causes from bodily injuries accidentally sustained, subject to the Rider’s provisions. Death must occur within 120 days of injuries and while the Rider was in effect. You may purchase the Rider at Policy issue for an Insured between Age 5 through 65, subject to satisfactory evidence of insurability. The monthly charge will be shown in your Policy Specifications.

The Rider terminates on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 70.

• Annual Renewable Term Rider – Additional Insured

Provides annual renewable term insurance on any member of the Insured’s immediate family who is Age 90 or younger at the time the Rider is issued. We refer to each person insured under the Rider as a covered person. You have the flexibility to delete a covered person from the Rider, or, with satisfactory evidence of insurability, you may add a covered person. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any such addition of a covered person.

At any time while the Rider is in effect and before any covered person reaches Age 65, you may convert the Rider to a whole life or any higher premium plan we regularly issue at the time of the conversion. The Rider may also be converted during the first two years it is in effect, regardless of the covered person’s Age, or upon the death of the Insured under the Policy. If you convert the Rider, a new Policy will be issued on the covered person and Coverage under the Rider will terminate.

The guaranteed monthly cost of insurance rates for each covered person will be shown in your Policy Specifications. Our current cost of insurance rates for the Rider are lower than the guaranteed rates.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the last covered person reaches Age 121.

• Benefit Distribution Rider (BDR) (For Policies on or after August 24, 2015)

This Rider provides that all or a portion of the Policy’s Death Benefit Proceeds will be paid as a series of periodic payments. There is no separate charge included in the Monthly Deduction for this Rider. At the time of application, the policyowner must elect the following:

• The Periodic Payment Percentage – an amount between 50 and 100% of the Death Benefit Proceeds that will be paid under the Rider

• The BDR Duration : This is the number of years (between 5 and 30) that the payments will be made

• The BDR Frequency: This is either annual payments or monthly payments.

Certain riders attached to your Policy may restrict your ability to request unscheduled increases in Coverage Layers and therefore restrict any changes to the Benefit Distribution Elections.

The amount of the Death Benefit Proceeds payable under the BDR is the Benefit Distribution Amount, and is calculated by multiplying the Death Benefit Proceeds by the Periodic Payment Percentage. Any amount of the Death Benefit Proceeds not paid under the BDR is paid as described by your policy, either as a lump sum or under one of the other available income options. Death Benefit Proceeds are paid based on your BDR elections and the beneficiary of the policy will not be able to change those terms, even upon the death of the Insured.

Each periodic payment is determined by multiplying the Benefit Distribution Amount by the Benefit Distribution Factor. We determine the Benefit Distribution Factor based upon the BDR Duration, the BDR Frequency, and a 2% interest rate as shown in your Policy Specifications.

In accordance with IRS rules and regulations, a portion of each such periodic payment is reportable as interest income that may be taxable. We will annually report this interest income to the beneficiary and the IRS as required.

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Periodic Payment Example

For a Policy that insures a male standard nonsmoker, Death Benefit Option A, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Benefit Distribution Factor = 0.109323914

Death Benefit at time of death = $100,000

Policy Debt at time of death = $0

The lump sum Death Benefit payment will be $25,000. ((100% - 75%) × 100,000). If the death occurred on a policy monthiversary date and periodic payments began the following month, each periodic payment will be $8,199.30. (75% × 100,000 × 0.109323914). The amount of each periodic payment treated as taxable income is $699.30. (8,199.30 – (100,000 × 75% / 10).

This Rider has no charge against the policy’s Accumulated Value. On a non-guaranteed basis, you may receive a BDR credit which would reduce the cost of insurance charges under the Policy for policies that have the Benefit Distribution Rider. However, the 2% interest rate used in the calculation of the payment is fixed and will not change, and may be lower than the interest rate that could be used to calculate similar payments under one of our other options available at the time of a death claim. You should contact us or your life insurance producer for more detailed information on other available income options.

Reduction to Cost of Insurance with BDR

For a Policy that insures a male standard nonsmoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Death Benefit Periodic Payment Percentage = 75%

Duration of Periodic Payments (Years) = 10

Frequency of Periodic Payments = Annual

Below is an example of the reduction to cost of insurance charges during the first 5 policy years for a Policy with the Benefit Distribution Rider.

	Current Reduction to Cost of Insurance			Guaranteed Reduction to Cost of Insurance
Policy Year	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR	Current Cost of Insurance Without BDR	Current Cost of Insurance With BDR	Reduction to Cost of Insurance With BDR
1	$50.65	$47.22	$3.43	$50.65	$50.65	$0
2	$72.37	$67.19	$5.18	$72.37	$72.37	$0
3	$92.18	$85.37	$6.81	$92.18	$92.18	$0
4	$109.31	$100.95	$8.36	$109.31	$109.31	$0
5	$125.99	$116.06	$9.95	$125.99	$125.99	$0

Periodic payments will be determined as of the date of death. They become payable within 31 days following the Insured’s date of death and will be paid on the monthly or annual basis for the number of years in the BDR Duration. We will pay penalty interest on any periodic payment not paid when due at a rate not less than required by applicable law.

• Children’s Term Rider

Provides term insurance until Age 25 on any child of the Insured, including a natural child, step-child or adopted child. To be eligible for Coverage, the Insured must be Age 55 or younger, and the child must be Age 21 or younger at Policy issue and named in the application for this Rider or born or adopted thereafter. Newborn children are covered from 14 days of age. The term insurance under the Rider may be converted for a new policy on each child on the earlier of the child’s 25th birthday or the date the Insured becomes Age 65, as long as the child is still living. If the Insured dies before the conversion date, the term insurance on each child will become paid-up and a separate policy for the paid-up insurance will be issued with the child as owner. For each child, if you convert the Rider, or if paid-up insurance is issued, Coverage for that child under the Rider will terminate. The monthly charge will be shown in your Policy Specifications.

• Disability Benefit Rider

Provides a monthly addition to the Policy’s Accumulated Value when the Insured has a qualifying disability as stated in the Rider provisions, until he or she reaches Age 65. You may purchase the Rider only at Policy issue. The monthly charge for the Rider appears in your Policy Specifications.

This Rider is not available if you select a Waiver of Charges Rider.

The Rider will terminate on the earliest of your Written Request, on termination of this Policy, or when the Insured becomes Age 60.

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• Guaranteed Insurability Rider

Gives the right to buy additional insurance on the life of the Insured on specified dates without proof of insurability. The Rider is available for an Insured who is not in a substandard Risk Class and is Age 37 or younger when the Policy is issued. Subject to certain conditions, you may have some flexibility to change the option dates.

Charges and option dates for this Rider appear in your Policy Specifications. To add the additional insurance, we must receive your Written Request within 31 days of the option date for that additional Coverage. The increase in Face Amount will take effect on the option date if the Insured is then living. Any option not exercised on its option date will expire.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or 31 days after the last option date.

• Premier Living Benefits Rider

The Premier Living Benefits Rider is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

• Bathing oneself

•  Continence

•  Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Health Care Practitioner – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you have existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

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You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Insured is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

• The Benefit amount requested; and

• Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

• The Annual Per Diem Limitation; or

• The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) is 100% of the Policy’s Cash Surrender Value;

(b) is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

• 24% of the Initial Eligible Amount; or

• The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

• The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

• Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

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• Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• the surrender charge for each Coverage Layer;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

• You can change your Death Benefit Option, but only to Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each benefit payment;

• For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

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• For policies with an Indexed Fixed Option, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

• When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Terminal Illness Rider

The Terminal Illness Rider provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

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The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

• Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

• Calculate the Terminal Illness Benefit Proceeds, as described below; and

• Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) the Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

(c) a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) equals 1; and

(b) equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury Bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

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Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and the no-lapse credit will each be reduced on the date of each Benefit payment;

• For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• The date the Benefit under the Rider are paid;

• Exercise of an overloan protection rider;

• When the Rider or the Policy terminate; or

• When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

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Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

• Waiver of Charges Rider

Waives any monthly cost of insurance charges, administrative charges and Coverage charges for the Policy, and any monthly cost of any Rider benefits which fall due while the Insured is totally disabled, under the provisions of the Rider.

Total disability is a condition

• resulting from accidental bodily injury or a disease which first manifests itself while the Rider is in effect;

• occurs before the Insured’s age 60;

• lasts continuously for a minimum of three months; and either

• prevents the Insured from performing the duties of their job; or

• includes the Insured’s total and irrecoverable loss of sight of both eyes or use of two hands, two feet or one hand and one foot.

We will not waive the Loan Interest Charge or any charges that are due more than one year before we receive proof of total disability, or which fall due before the Insured’s Age 5. The monthly charge for the Rider appears in your Policy Specifications.

The Rider is available for Insureds Age 55 or younger who are not in a substandard Risk Class. You may purchase the Rider at Policy issue or any time while the Policy is In Force. If you request to purchase the Rider after your Policy is issued, we may charge you an underwriting service fee of $100 at the time of your request. If regular evidence of insurability for new life insurance is being submitted, no additional evidence of insurability for a Waiver of Charges Rider is usually needed. If you apply for an increase in Face Amount under an insurability option or conversion option, and if the Waiver of Charges Rider was included in the original Coverage, the evidence needed to include the Waiver of Charges Rider on the new insurance is a statement that the Insured is not totally disabled. Except as stated above, satisfactory evidence of insurability is required.

The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when the Insured reaches Age 60. However, if the Insured was disabled before reaching Age 60, benefits under the Rider will continue until the death of the Insured as long as the Insured remains disabled.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of the Insured. We also offer riders that provide Coverage on the Insured. Many life insurance policies and riders have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting cash values based on your particular needs.

Providing Coverage on the Insured using Rider Coverage will result in different Policy charges than Coverage under the Policy alone. In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

Combining a Policy with an Annual Renewable Term Rider or Scheduled Annual Renewable Term Rider (if available), may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding an Annual Renewable Term Rider will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with either the SVER Term Insurance-2 Rider or the SVER Term Insurance Rider – Corporate may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

We also offer the ability to have increases in Coverage, either by requesting an increase in Face Amount or by using scheduled increases in Policy and/or Rider Coverages. Scheduled increases will avoid the need for further medical underwriting, but may require limited financial underwriting, including income and net worth verification, under the Scheduled Increase Rider. A requested increase

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in Coverage can provide for a larger increase, but would be subject to full underwriting and could result in a different Risk Class than that originally underwritten. Policy charges will vary based on the amount and timing of increases, and on whether the increase was scheduled or requested.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

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• by money order in a single denomination of more than $10,000 for inforce payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

•  cash

•  credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

Once you have made your first premium payment, you can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 15% on amounts up to the Premium Load Threshold and 7.55% on amounts in excess of the Premium Load Threshold.

The Premium Load Threshold is an amount used to determine the applicable Premium Load Rate. The amount is based on the Face Amount of the Coverage Layer as of its effective date. The initial Premium Load Threshold for your policy is shown in the Policy Specifications.

The Premium Load Threshold may change for Face Amount increases and will be applicable for premiums received on or after the effective date of the increase. The new Premium Load Threshold will equal any portion of the existing Premium Load Threshold that has not been paid as of the increase effective date, plus the Premium Load Threshold for the new Face Amount. We will send you a Supplemental Schedule of Coverage which will provide the amount of the new Premium Load Threshold. If there is a reduction in any Coverage Layer, the Premium Load Threshold will not decrease.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

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Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax adviser for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until 15 days after issue, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the sum of the following:

• Variable Accumulated Value – the sum of the Accumulated Value in each Variable Account.

• Fixed Accumulated Value – the value allocated to the Fixed Options.

• Indexed Accumulated Value – is the sum of the Segment Values for all Segments in each Indexed Account.

• Loan Account Value – The value of any Loans that you have taken, including interest on the amount of loan.

The Accumulated Value in the Fixed and Variable Options is made up of the following:

• Net Premiums that you allocate

• Any non-guaranteed Persistency Credits that we may pay

• Policy Charges that we deduct

• Withdrawals that you request

• Loans that you request and that become part of the Loan Account

• Earnings on the Accounts.

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

The Variable Accumulated Value is the sum of the value allocated to each of the Variable Accounts. For each Variable Account, we determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

The Fixed Accumulated Value is the sum of the value in the Fixed Account and Fixed LT Account. We credit interest to these Accounts on a daily basis, at a rate not less than the guaranteed minimum of 2.00%. Please see YOUR INVESTMENT OPTIONS –Fixed Options for further details.

The Indexed Accumulated Value is the sum of the Segment Values for all Segments in the Indexed Fixed Options. We credit Segment Guaranteed Interest to each segment at a rate of 1%, and each segment receives Segment Indexed Interest credits at the Segment Maturity Date. Please see YOUR INVESTMENT OPTIONS – Indexed Fixed Options for further details.

When you request a Policy Loan, an equivalent amount of money is processed as an Account Deduction and added to the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

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Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Fixed and Variable Options according to your most recent allocation instructions.

The persistency credit rate applied is the sum of a basic persistency credit and an additional persistency credit.

Beginning in year 6, the basic persistency credit rate is 0.18%.

Beginning on your 11th Policy Anniversary, we may increase your annual persistency credit rate to 0.28%.

The additional persistency credit rate is added to the persistency credit rate above. The persistency credit rate is the weighted average of the additional persistency credit rates for all Coverage Layers, based on the Face Amount for each Coverage Layer.

The additional persistency credit rate for each Coverage Layer begins in Coverage Year 11. The additional persistency credit continues until Age 85. The additional persistency credit rate depends on your Age, Risk Class and Death Benefit Option at the issue of each Coverage Layer. The additional persistency credit rate for each Coverage Layer is level for the first five years of the bonus. Thereafter, the additional persistency credit rate is increased by 100% every 10 Coverage years until Age 85, when the rate becomes zero.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

For more information on the persistency credit, you may ask your life insurance producer to provide an In Force Illustration.

An example
For a Male Nonsmoker, age 45 at policy issue.
In all examples, assume the average unloaned Policy Accumulated Value is $100,000:

• In policy year 6, the basic persistency credit rate is 0.18%, and the additional persistency credit rate is 0.00%. The persistency credit added to the Policy’s Accumulated Value is 0.18% × 100,000 = $180.

• In policy year 11, the basic persistency credit rate is .28% and the additional persistency credit rate is 0.07887%. The persistency credit added to the Policy’s Accumulated Value is 0.35887% × 100,000 = $358.87.

Policy Charges

We take various charges from your Policy’s Accumulated Value to compensate us for the cost of the Policy benefits and for maintaining your Policy:

1. Monthly Deductions

2. Certain Transaction Fees

3. Administrative and Underwriting Service Fees

4. Loan Interest Charged against the Loan Account.

Transaction fees, administrative and underwriting service fees are shown in the FEE TABLES.

All Policy charges assessed under the policy will reduce the Accumulated Value as an Account Deduction.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value on each Monthly Payment Date until the Monthly Deduction End Date. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. For more information, see Lapsing and Reinstatement.

The Monthly Deduction is made up of five charges:

1. cost of insurance charge

2. administrative charge

3. Coverage charge

4. charges for optional Riders and benefits

5.  monthly Indexed Account charge

Your Policy and any Riders will provide a list of all guaranteed Policy charges. For any given charge, we may charge less than these amounts, but we will never charge more than these guaranteed amounts. Any lesser charge will apply uniformly to all members of the same Class.

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We may profit from Policy charges and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

There are no Monthly Deductions after the Monthly Deduction End Date.

Cost of Insurance Charge

This Cost of Insurance Charge is for providing you with life insurance protection. It is based upon the cost of insurance rates of each Coverage Layer and a Net Amount At Risk.

The Net Amount At Risk used for calculating cost of insurance charges is determined on the Monthly Payment Date as:

• The Death Benefit under the policy divided by the Net Amount At Risk Factor of 1.0016516

• Less the Accumulated Value

If your policy has multiple Coverage Layers, the Net Amount at Risk is proportional to each Coverage Layer based upon the Face Amount of the Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with each Coverage Layer. These rates are shown in your Policy Specifications or in any Supplemental Schedule of Coverage that we provide.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insured unless unisex rates are required. Male rates are used for unisex cost of insurance rates. Unisex rates are used for Policies issued in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0016516.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Administrative charge

We deduct a charge not to exceed $7.50 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies.

Each Coverage Layer on the Insured in the Policy has its own Coverage charge. The total amount of Coverage charges deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect.

The Coverage charge for each Coverage Layer is calculated based on the Face Amount, Insured’s Age and Risk Class, and Death Benefit Option on the Coverage Layer Effective Date.

Your Policy Specifications and any Supplemental Schedule of Coverage provide the Policy’s guaranteed Coverage charges. We may charge less than our guaranteed rate.

For Policies with scheduled increases in Coverage, the Coverage charges are determined as of the Policy Date.

An example
For a Policy that insures a male standard nonsmoker who is Age 45 when the Policy is issued, and has a Policy Face Amount of $350,000:
The guaranteed monthly Coverage charge in year one is:
• Under Death Benefit Option A or Option C, is $159.06 (($350,000 ÷ 1,000) × 0.3516) + 36 • Under Death Benefit Option B, is $414.53 (($350,000 ÷ 1,000) × 1.0815) + 36

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Basic Preferred Coverage charge

For MVP VUL 10 LTP, for initial Basic Life Coverage Layers that meet the Minimum Premium Requirement, the Basic Preferred Coverage charge will be used instead of the Basic Life Coverage charge. The maximum Basic Preferred Coverage charge for the initial Base Coverage Layer and the Policy years it is available are shown in the Policy Specifications. The Preferred Coverage charge will not be used for any increases in Basic Life Coverage. The Preferred Coverage charge will not decrease even if there is a decrease in Face Amount.

Minimum Premium

For MVP VUL 10 LTP, the Minimum Premium is the annual premium required in the first 10 Policy Years in order to qualify for the lower Preferred Coverage charges, as shown in your Policy Specifications. The Minimum Premium is an amount used to determine the Minimum Premium Credit, which in turn is used to determine if the Basic Preferred Coverage charges will be applied. The Minimum Premium is expressed as an annual amount, and is the Minimum Premium in effect on the Policy Date as shown in the Policy Specifications.

If there are increases in Coverage under the Policy or any Riders attached to it, the Minimum Premium may be increased. The Minimum Premium will become effective on the day of the increase and will be used in the calculation of the Minimum Premium Credit on that Monthly Payment Date.

If there are decreases in Coverage under the Policy or any Riders attached to it, the Minimum Premium will not be reduced.

Minimum Premium Requirement

For MVP VUL 10 LTP, on a Monthly Payment Date while the Basic Preferred Coverage charge is available, and the Minimum Premium Credit, less any Policy Debt, is greater than or equal to zero, the Basic Preferred Coverage charge will be applied from that Monthly Payment Date to the next Policy Anniversary.

Prior to each anniversary, we will determine if sufficient premium payments have been made at that time to retain the Basic Preferred Coverage charge through the next policy year. If the Minimum Premium Credit, less Policy Debt, is not sufficient for the next Policy Year, we will notify you of the premium amount that would be necessary to continue the Preferred Coverage charge.

Minimum Premium Credit

For MVP VUL 10 LTP, there is a minimum premium credit calculated at the beginning of each Policy month. The Minimum Premium Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less 1/12 of the initial Minimum Premium. On any other Monthly Payment Date, the Minimum Premium Credit is equal to:

• The Minimum Premium Credit as of the prior Monthly Payment Date multiplied by i, where:

• i = no greater than 1.00327374 if the Minimum Premium Credit is negative; otherwise,

• i = the Minimum Premium Accumulation Factor shown in the Policy Specifications;

• Plus premiums received since the prior Monthly Payment Date;

• Less withdrawals taken since the prior Monthly Payment Date; and

• Less one-twelfth of the then current Minimum Premium.

A Minimum Premium Credit example for MVP VUL 10 LTP
Assume a policy of $100,000 issued to a Male Nonsmoker age 45 at issue. Further assume:

• A minimum premium requirement of $12,000 per year

• A premium of $11,000 made at the start of the first policy year.

• Preferred Coverage charges equal $36 plus $100,000 × 0.0003084 = $66.84 per month

• Coverage charges equal to $36 plus $100,000 × 0.0003516 = $71.16 per month

During policy year 1, the Coverage charge will equal $66.84.
At the start of the second policy year, the Minimum Premium Credit is $11,000 - $12,000 = -$1,000.

If $1,000 is received on or before the first day of the second policy year, then the minimum premium credit will be zero. The preferred Coverage charge of

$66.84 will be assessed until the end of the second policy year.

If not, then the Coverage charge will increase to $71.16 until the Minimum Premium Requirement is met.

Assuming no premiums or withdrawals during this period, the minimum premium credit at the start of the second policy month for the second policy year is equal to the Minimum Premium Credit at the start of the month, increased by the minimum premium interest rate = 1,000 × 1.00327374 = $1,003.27

If the owner submits at least $1,003.27 by the first day of the second policy month, then the Preferred Coverage charges of $66.84 will be used for the remainder of the second policy year.

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Charges for optional riders

If you add any Riders to your Policy, we add any charges for them to your monthly charge.

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If your Policy’s Accumulated Value less Policy Debt is not enough to pay the total monthly charge, your policy will enter its Grace Period. We deduct the amount that is available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a grace period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the grace period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the grace period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the grace period

If the Insured dies during the grace period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

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Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

•  a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the grace period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges, if available under your Policy, and Policy charges other than Cost of Insurance charges for Basic Life Coverage under this Policy will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insured’s Age at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If there was a Policy loan at the time of lapse, upon reinstatement we will eliminate the loan by deducting any Policy Debt from the Accumulated Value. Any negative Accumulated Value will be due in addition to sufficient premium at the time of reinstatement.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options or Indexed Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 800-7681 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

You can choose from a selection of Variable Investment Options. Each Variable Investment Option is set up as a Variable Account under our Separate Account and invests in a corresponding portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. and the VanEck VIP Trust. Each portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed. Your Policy’s Accumulated Value will fluctuate depending on the Investment Options you have chosen. You bear the investment risk of any Variable Investment Options you choose. See HOW PREMIUMS WORK – Allocating Your Premiums.

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment advisor for the Templeton Foreign VIP Fund portfolio.

GE Asset Management Incorporated is the investment adviser of the GE Investments Funds, Inc.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser of Invesco V.I. Global Real Estate Fund.

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

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Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Management LLC is the investment manager of the Neuberger Berman Advisers Management Trust. Neuberger Berman LLC is the sub-adviser for the portfolio.

OppenheimerFunds, Inc. is the investment adviser of the Oppenheimer Variable Account Funds.

Pacific Investment Management Company, LLC is the investment advisor of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

The following chart is a summary of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus that accompanies this prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

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AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide growth of capital	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class I	Seeks to provide growth of capital.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

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FIDELITY ® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class (formerly called Fidelity® VIP Money Market Portfolio)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

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GE INVESTMENTS FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
GE Investments Total Return Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	GE Asset Management Incorporated

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Aspen Series Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC

ClearBridge Variable Mid Cap Portfolio – Class II (formerly called ClearBridge Variable Mid Cap Core Portfolio)	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

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LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lord Abbett Bond Debenture Portfolio Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Long-term growth of capital.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC	Seeks income and capital appreciation to produce a high total return.	Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC

M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Neuberger Berman Socially Responsive Portfolio I Class	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management, LLC

OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OppenheimerFunds, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

All Portfolios offered are Class I unless otherwise noted below.

Absolute Return Portfolio	Seeks to provide total return.	BlueBay Asset Management LLP

Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER

Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group
PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC

Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks long-term growth of capital.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management

International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC

International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

J.P. Morgan Investment Management Inc.
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.
Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Morgan Stanley Investment Management Inc.
Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Small-Cap Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC

Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

Technology Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

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PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER

Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
T. Rowe Price Blue Chip Growth Portfolio – II	Seeks long-term capital growth. (Income is a secondary objective.)	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks to provide a high level of dividend income as well as long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1  Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2  Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

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Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.00%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We reserve the right to limit aggregate allocations to the Fixed Options during the most recent 12 months for all Pacific Life policies in which you have an ownership interest or to which payments are made by a single payor, to $1,000,000. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

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• We have not registered the Fixed Options with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Options. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the conditions set forth in Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

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We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1  The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Pacific Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or the Pacific Life Insurance Company’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to Pacific Life Insurance Company’s Product(s) currently being issued by Pacific Life Insurance Company, but which may be similar to and competitive with Pacific Life Insurance Company’s Product(s). In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500 Index.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF THE PACIFIC LIFE INSURANCE COMPANY’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

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Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		9%	9%	9%	9%	9%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate		8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest		800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term		900.00	109.00	110.09	200.13	747.07
Segment Maturity Value		10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period		20.66%
Annual Return over Period		3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

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Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		8%	8%	8%	8%	8%
Participation Rate		150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate		7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest		700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term		800.00	108.00	130.90	298.03	906.95
Segment Maturity Value		10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period		22.44%
Annual Return over Period		4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		3%	3%	3%	3%	3%
Participation Rate		100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate		2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest		200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term		300.00	103.00	104.03	189.11	320.88
Segment Maturity Value		10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period		10.17%
Annual Return over Period		1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

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• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap		2%	2%	2%	2%	2%
Participation Rate[2]		140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate		1%	1%	1%	1%	1%
Segment Guaranteed Interest		100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate		1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest		100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term		200.00	102.00	115.38	208.35	212.51
Segment Maturity Value		10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period		8.38%
Annual Return over Period		1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. You should contact us or your life insurance producer for information on the current Growth Cap. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account.

Here is how it works.

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is transferred to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

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• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Any persistency credits or loan interest credits earned on Accumulated Value will not be allocated into the Indexed Fixed Options.

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Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $8,500 after deduction of a $1,500 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $8,500.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $8,500. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $8,200.

 On January 15, the Segment Start Date, the Fixed Account balance is $8,200, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $8,650 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $8,500 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $150.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable

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Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

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Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15, 2014 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
2/14/2014	$1,000
3/14/2014	$1,000
4/14/2014	$1,000
5/14/2014	$1,000
6/14/2014	$1,000
7/14/2014	$1,000
8/14/2014	$700
9/14/2014	$700
10/14/2014	$700
11/14/2014	$700
12/14/2014	$700
1/14/2015	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on 7/15/2014 instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Segment Indexed Interest Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer

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programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Invesco V.I. International Growth Fund Series II	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Janus Aspen Series Overseas Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
BlackRock iShares Equity Appreciation V.I. Fund Class I	Lazard Retirement Global Dynamic Multi Asset Portfolio Service Class	Templeton Global Bond VIP Fund Class 2
GE Investments Total Return Fund Class 3	Oppenheimer Global Fund/VA Service Shares	VanEck VIP Global Hard Assets Fund Initial Class

•  For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

•  Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

•  Only one transfer into the Fixed LT account is allowed during the Policy Year any 12 month period. There is no limit on the number of transfers into the Fixed Account other than the restriction that the total number of transfers cannot exceed 25 in a policy year. Transfers to the Fixed Options may be limited (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

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• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• If you request a transfer to the Indexed Fixed Options, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the grace period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

We do not count the transfer from the Fixed Account to an Indexed Fixed Option towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Fixed Option until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to an Indexed Fixed Option if your Policy is in a Lockout Period.

Any amounts transferred from an Indexed Fixed Option to the Fixed Account or any of the Variable Options at Segment Maturity will be subject to applicable transfer restrictions following the transfer. However, if the request is for a transfer from an Indexed Fixed Option to any of the Variable Options, the transfer from the Indexed Fixed Option to the Fixed Account required before the transfer to the Variable Options will not be counted against the Fixed Account transfer restrictions.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

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• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options or the Indexed Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first year your Policy is In Force. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy and include specific details on your application.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option

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interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the electronic form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

•  The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal. The withdrawal will be processed as an Account Deduction.

• If the Insured dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C, if available under your Policy, making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $10,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value to the Loan account. The loan amount will be processed as an Account Deduction.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.25%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Fixed Options, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Reallocations for any maturing Segment will be made according to your reallocation instructions.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.00%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.25% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.00% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• for MVP VUL 10 LTP, any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:

• Accumulated Value of $100,000

• Policy Debt of $60,000

• a most recent monthly deduction of $225

• for MVP VUL 10 LTP, a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.

The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options or the Indexed Fixed Options, up to the amount originally transferred from the Fixed Options or the Indexed Fixed Options to the Loan Account. We will then transfer any excess

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amount to your Variable Investment Options and Indexed Fixed Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options or the Indexed Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

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You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Overloan Protection 3 Rider

Subject to availability in your state, your Policy will have an Overloan Protection 3 Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Overloan Protection II Rider

Subject to availability in your state, your Policy will have an Overloan Protection II Rider if the Insured is Age 80 or younger and you elect the Guideline Premium Test as the Death Benefit Qualification Test. Exercise of this Rider will guarantee, as long as the Rider stays in effect, that the Policy will not lapse even if the Policy Debt exceeds the Accumulated Value. For more information, please see THE DEATH BENEFIT – Optional Riders and Benefits.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while the Insured is alive.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

For MVP VUL 10 LTP

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• The Policy cannot be surrendered during the Grace Period.

• Coverage Layers added at issue may have a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective.

• The surrender charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor for that policy year until the charge becomes $0 at the end of policy year 10. The Surrender Charge effective at the beginning of the policy year and Reduction Factor are shown in your Policy Specifications.

An example

For a Policy that insures a male non-smoker, Age 45 at Policy issue, with a Policy Face Amount of $100,000

Initial Amount = $1,704.00
Reduction Factor = 85.20

In Policy month 1, the surrender charge is: $1,696.90 ($1,704.00 – (85.20 ÷ 12))

If there have been decreases in the Basic Life Coverage Face Amount, including decreases due to withdrawals, the Surrender Charge will not change as a result of the decrease. The Surrender Charge described is the guaranteed maximum charge. We may charge less than such guaranteed maximum charge. Any lesser charge will apply uniformly to all members of the same Class. Surrender charges are only applicable for MVP VUL 10 LTP.

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If the Insured, whether sane or insane, commits suicide within two years of the Policy Date, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and the Insured commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If the Insured commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement date after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain In Force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insured;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges, if available under your Policy, and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or birth date of the Insured is stated incorrectly on your application, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insured’s gender and Age, or

• the Minimum Death Benefit for the correct gender and birth date.

If the Insured’s gender or birth date is misstated in the application and it is discovered before the death of the Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and birth date of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insured, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insured, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insured, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insured.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to fully address:

• substandard risk policies

• policies with term insurance on the Insured

• life insurance policies that continue coverage beyond Age 100, or other advanced ages.

• certain features available to you, either in the policy or in an attached rider.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Diversification rules and ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

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If you exchange your Policy for another one that insures the same person, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If the policy owner or the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

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LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the American Taxpayer Relief Act of 2012, the federal estate tax exemption amount is $5,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2016, the indexed exemption amount is $5,450,000.

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Tax Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit, associated cost of insurance charges, and other values under the Policy. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

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Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Tax Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Accelerated death benefit payments received due to a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations).

Pacific Life cannot determine the taxability of benefit payments. Tax laws relating to accelerated death benefits are complex. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Clients are advised to consult with qualified and independent legal and tax advisors for more information prior to receiving benefits.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of the each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2015, we had $483.8 billion of individual life insurance in force and total admitted assets of approximately $113 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options and Indexed Fixed Options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed Options or the Indexed Fixed Options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed Options or the Indexed Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the GE Investments Funds, Inc., the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that’s more than these anticipated obligations to our General Account. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

• our disapproval is reasonable

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• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to reduce or waive some or all of the Policy charges and/or credit additional amounts under our Policies, for a Policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to Policies owned by eligible persons if such Policies are purchased directly through

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PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/dealer nor will commissions be payable to any broker/dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, Policy changes and other matters relating to their Policies. The amount credited to Policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. GE Investments Funds, Inc. pays us for each GE Investments Total Return Fund portfolio (Class 3) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman Management LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the person to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

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Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

YOUR FREE LOOK RIGHT

Free Look Right

For policies issued in California, you may return this policy within 10 days of policy delivery. For Insureds age 60 or older, you may return this policy within 30 days of policy delivery.

For policies issued in the District of Columbia, you may return this policy within 10 days of policy delivery, or 45 days from the date you signed the application, whichever is later.

For policies issued in Florida, you may return this policy within 14 days of policy delivery.

For policies issued in North Dakota, you may return this policy within 20 days of policy delivery.

OPTIONAL RIDERS AND BENEFITS

Disability Benefit Rider

For policies issued in California as of October 2014, the Disability Benefit Rider does not terminate until the Insured becomes Age 65.

Premier Living Benefits Rider

For policies issued in Florida, the following applies:

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as an individual with Chronic Illness and has met the terms and conditions described in the Rider.

Chronic Illness – is a medical condition where the Insured is:

• Unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living due to a loss of functional capacity and the condition is expected to be permanent; or

• Requires Substantial Supervision to protect the individual from threats to health and safety due to Severe Cognitive Impairment and the condition is expected to be permanent.

Individual with Chronic Illness – means the Insured has been certified in writing by a Licensed Health Care Practitioner to have Chronic Illness. An Individual with Chronic Illness shall not include an Insured who otherwise meets the Chronic Illness requirements unless within the preceding twelve-month period a Licensed Health Care Practitioner has certified that the Insured meets these requirements.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is an Individual with Chronic Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Chronic Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is an Individual with Chronic Illness who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

For policies issued in Connecticut, the following applies:

The definition of Chronic Illness does not include the requirement that the condition is expected to be permanent. However, in order to qualify for benefit payment, the certification must state that the Chronic Illness has caused the Insured to be confined for at least six months in the Insured’s residence or in an institution that provides necessary care or treatment of an injury, illness, or loss of

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functional capacity, and for which it has been medically determined that such Insured is expected to remain confined in such place of residence or institution until death.

For policies issued in Connecticut and Florida, the following applies:

Annual and monthly payments are not available. Instead, the Premier Living Benefits Rider offers a one-time benefit payment.

Terminal Illness Rider

For policies issued in Florida, the following applies:

Individual with Terminal Illness – means the Insured has been certified in writing by a Licensed Physician to have Terminal Illness that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Terminal Illness – is a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Terminal Illness;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The illness of the Individual with Terminal Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Individual with Terminal Illness.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Individual with Terminal Illness and meets the eligibility conditions.

Waiver of Charges Rider

For policies issued in California as of October 2014, the total disability Age and Age of Rider termination is 65.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona, your loan amount available equals the Net Cash Surrender Value.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in North Dakota, the suicide exclusion period is one year.

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WHERE TO GO FOR MORE INFORMATION

The MVP VUL 10 and MVP VUL 10 LTP variable life insurance policies are underwritten by Pacific Life Insurance Company.

You will find more information about the Policies and Pacific Select Exec Separate Account in the SAI dated May 1, 2016. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for both Variable and Indexed Fixed Option transaction requests (transfers, allocation changes, rebalancing and also Policy loans) at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-152224

Pacific Life Insurance Company

Mailing address:

P.O. Box 2030

Omaha, NE 68103-2030

Visit us at our website: www.PacificLife.com

15-41431-04 05/16

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

M's VERSATILE PRODUCT VII

PACIFIC SELECT EXEC SEPARATE ACCOUNT

M’s Versatile Product VII is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2016, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

PREMIUM LIMITATIONS	1
Guideline Premium Limit	1
Modified Endowment Contract	1
Increasing the Net Amount At Risk	1
TRANSFER SERVICES	1
Dollar Cost Averaging	2
Portfolio Rebalancing	2
Fixed Option Interest Sweep	2
WITHDRAWAL FEATURES	3
Automated Income Option	3
MORE ON POLICY CHARGES	4
Underwriting Methods and Nonstandard Ratings	4
Changes in Face Amount	5
MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES	5
Mortality and Expense Charges	5
Investor Control	6
Comparison to Taxable Investments	6
MORE ON PACIFIC LIFE AND THE POLICIES	7
How We Are Organized	7
Distribution Arrangements	7
The Separate Account	9
Performance	9
Yields	10
Financial Statements	11
Independent Registered Public Accounting Firm and Independent Auditors	11

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the grace period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

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• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 10%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

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• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 10%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 65, but may be increased to Age 70 if representing less than 5% of the group of Insureds. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (gender blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and gender of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may

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still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions. Policies issued on or after May 4, 2009 are subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax adviser for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

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Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax adviser with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

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MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2015, 2014 and 2013 was $840,348.58, $858,136.85, and $1,059,338.20 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 18% of premiums paid up to the second target premium.

• 7% of premiums paid under targets 3-10

• 3% of premiums paid in excess of the 10th target premium

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the gender (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 100% of the seven-pay premium. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the seven-pay premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific

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Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2015, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: Aim Systems Inc, Arete Wealth Management Llc, Axa Advisors Llc, Benefit Funding Services, Best Practices Of America Llc, Cambridge Invstmt Research Inc, Capital Investment Group Inc, Cbiz Financial Solutions Inc, Cbiz Financial Solutions Inc, CBIZ Life Insurance Solutions Inc, Cetera Investment Services LLC, CLA USA Inc, Clark Securities Inc, Cms National Services LLC, Commonwealth Financial Network, Copperstone Insurance Services L L C, Crump Life Insurance Services Inc, Cuna Brokerage Services Inc, Elite Partners L L C, Exclusive Marketing Organization, Fas Corp, FASI Insurance Services Inc, Fasi of Tx Inc, First Allied Securities Inc, First Heartland Capital Inc, Fsc Securities Corporation, Futurity First Insurance Group Inc, Global View Capital Ins, Highland Capital Brokerage Inc, Impact Partnership LLC, Independent Financial Group Llc, Invest Financial Corporation, Investment Centers Of America Inc, Linsco Private Ledger Corp, Linsco Private Ledger Ins Assc Inc, Lion Street Financial LLC, Mercer Allied Company Lp, Metlife Securities Inc, Money Concepts Capital Corp, N F P Securities Inc, National Insurance Corporation, National Planning Corporation, National Securities Corporation, New England Securities Corporation, New FFR Ins Services Inc, Next Financial Group Inc, NFP Insurance Services Inc, Ogilvie Security Advisors Corp, One Resource Group Corporation, P J Robb Variable Corp, P J Robb Variable Corp, Performance Partners Insurance Solutions LLC, Ramkade Insurance Services Inc, Raymond James & Associates Inc, Raymond James Fin Svcs Inc, Royal Alliance Ins Agcy Of Wy Inc, Sagepoint Financial Inc, Saybrus Equity Services Inc, Saybrus Partners Inc, Securian Financial Services Inc, Securities America Inc, Signator Financial Services Inc, Sii Investments Inc, Strategic Partners Inc, Summit Brokerage Services Inc, The Leaders Group Inc, The Strategic Financial Alliance Inc, Tower Square Securities Inc, United Planners Financial Svcs Of America, Walnut Street Securities, Wealth Preservation & Management Inc, William Stoddart, Windy City Financial Partners Inc, Woodbury Financial Services, and World Group Securities Inc.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

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The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

9

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of

10

portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2015 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

11

Form No. 15-28944-08

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series - Service Class, MFS Value Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

SA-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	34,696	$337,948	$335,041
Diversified Bond	Diversified Bond Class I *	6,760,569	58,575,124	59,602,038
Floating Rate Income	Floating Rate Income Class I *	291,699	3,024,620	3,021,433
Floating Rate Loan	Floating Rate Loan Class I *	2,140,340	13,052,234	13,070,977
High Yield Bond	High Yield Bond Class I *	11,566,170	75,387,784	74,867,819
Inflation Managed	Inflation Managed Class I *	8,945,005	98,813,967	86,594,558
Inflation Strategy	Inflation Strategy Class I *	181,884	1,834,315	1,764,672
Managed Bond	Managed Bond Class I *	21,742,671	250,204,280	257,900,034
Short Duration Bond	Short Duration Bond Class I *	6,893,707	65,292,790	65,848,011
Emerging Markets Debt	Emerging Markets Debt Class I *	339,127	3,440,310	3,155,481
Comstock	Comstock Class I *	4,355,104	41,803,630	49,776,842
Dividend Growth	Dividend Growth Class I *	3,965,086	44,173,852	59,877,241
Equity Index	Equity Index Class I *	12,905,059	392,659,079	598,604,837
Focused Growth	Focused Growth Class I *	1,478,805	21,760,848	29,856,600
Growth	Growth Class I *	9,087,048	137,985,524	190,832,032
Large-Cap Growth	Large-Cap Growth Class I *	6,057,821	35,755,228	49,506,972
Large-Cap Value	Large-Cap Value Class I *	6,372,497	71,403,246	109,614,446
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,121,802	10,483,061	12,022,519
Main Street® Core	Main Street Core Class I *	6,152,915	117,195,896	181,851,792
Mid-Cap Equity	Mid-Cap Equity Class I *	6,649,819	74,696,907	95,365,021
Mid-Cap Growth	Mid-Cap Growth Class I *	4,462,483	38,793,123	43,457,116
Mid-Cap Value	Mid-Cap Value Class I *	687,492	9,478,820	9,539,376
Small-Cap Equity	Small-Cap Equity Class I *	1,152,424	15,551,995	17,058,917
Small-Cap Growth	Small-Cap Growth Class I *	1,805,900	18,706,103	21,584,105
Small-Cap Index	Small-Cap Index Class I *	11,296,735	127,305,172	192,472,150
Small-Cap Value	Small-Cap Value Class I *	3,870,707	49,537,354	58,862,291
Value Advantage	Value Advantage Class I *	237,164	2,977,810	3,013,632
Emerging Markets	Emerging Markets Class I *	7,957,290	116,323,198	103,403,101
International Large-Cap	International Large-Cap Class I *	18,095,590	119,181,328	136,347,268
International Small-Cap	International Small-Cap Class I *	2,708,948	20,864,189	22,853,752
International Value	International Value Class I *	12,276,583	133,050,655	126,247,530
Health Sciences	Health Sciences Class I *	2,265,568	43,740,300	69,450,172
Real Estate	Real Estate Class I *	4,041,234	68,462,295	88,945,379
Technology	Technology Class I *	3,139,422	15,755,359	17,212,747
Absolute Return	Absolute Return Class I *	4,087	39,838	39,364
Currency Strategies	Currency Strategies Class I *	46,172	482,309	497,179
Equity Long/Short	Equity Long/Short Class I *	455,406	5,297,147	5,267,505
Global Absolute Return	Global Absolute Return Class I *	292,720	3,067,536	3,144,056
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	395,878	5,179,115	5,272,395
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,528,781	22,896,641	24,254,653
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,639,484	25,849,408	27,674,933
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,458,498	15,901,148	16,446,860
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,107,508	41,973,937	48,238,616
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,846,193	179,042,124	216,719,763
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,044,581	237,948,412	301,429,862
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,110,880	101,282,668	127,721,391

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	535,483	18,857,615	17,692,342

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	553,432	10,178,595	10,183,153

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,402,538	29,458,357	28,611,779
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	882,820	60,153,710	59,378,444
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,447,052	66,837,014	64,856,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,561,631	25,538,496	20,738,464
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,408,644	63,970,470	57,488,718

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,233	$358,858	$345,285
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	8,060	80,646	76,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,168	71,817	69,818
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	15,502	150,055	141,379

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	7,415	361,728	333,384

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,614,506	43,117,241	53,698,470
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	145,770	1,720,003	1,760,904
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	162,949	1,947,650	1,986,345
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	615,078	7,385,794	7,614,668
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	684,921	8,671,978	8,725,891
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	709,817	8,411,448	8,957,891
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	172,073	3,364,751	3,262,496
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	141,687	2,629,114	2,543,281
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	152,085	1,658,431	1,633,397
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	113,444	6,861,227	7,375,027
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,123,317	34,876,260	35,755,181
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	219,247,622	219,247,622	219,247,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	402,426	5,621,040	5,891,511

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,230,107	19,795,250	16,237,406
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,352,331	42,927,800	37,166,833

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	136,652	2,568,687	2,406,443

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	194,504	11,268,384	10,633,511
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	508,335	17,776,992	14,152,040

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	75,218	909,604	865,754
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	126,107	1,559,542	1,341,783

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	771,974	22,016,407	20,032,714
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	651,844	12,423,251	11,648,450

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	18,037	133,283	120,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,732	1,978,064	1,835,112
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	275,012	6,797,947	6,124,516
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	333,812	6,679,816	5,434,455
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,156,560	36,692,934	35,044,092

	M Fund, Inc.
I	M International Equity	4,964,012	56,861,192	55,894,776
II	M Large Cap Growth	1,998,742	39,941,946	43,292,761
III	M Capital Appreciation	1,932,687	47,166,019	48,607,075
V	M Large Cap Value	2,255,275	27,712,940	26,995,643

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	763,301	12,332,708	11,029,697
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	458,310	14,598,647	11,526,488
MFS Value Series - Service Class	MFS Value Series - Service Class	27,616	507,426	500,400

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,685	307,560	293,678

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	195,583	7,884,716	7,351,953

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	491,230	$6,027,011	$5,590,195

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	191,770	2,159,826	1,764,287

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,265,833	53,778,663	73,056,685
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,929,344	46,752,446	51,571,357

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,573,857	46,042,519	26,566,699

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$335,041	$59,602,038	$3,021,433	$13,070,977	$74,867,819	$86,594,558
Receivables:
Due from Pacific Life Insurance Company	-	20,472	40,994	3,480	12,500	-
Investments sold	-	-	-	-	-	2,162
Total Assets	335,041	59,622,510	3,062,427	13,074,457	74,880,319	86,596,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,245
Investments purchased	-	20,493	40,994	3,493	12,411	-
Total Liabilities	-	20,493	40,994	3,493	12,411	2,245
NET ASSETS	$335,041	$59,602,017	$3,021,433	$13,070,964	$74,867,908	$86,594,475
Units Outstanding	34,481	3,982,935	291,820	1,221,751	1,229,387	1,549,397
Accumulation Unit Value	$9.72	$14.96	$10.35	$10.70	$60.90	$55.89
Cost of Investments	$337,948	$58,575,124	$3,024,620	$13,052,234	$75,387,784	$98,813,967
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,764,672	$257,900,034	$65,848,011	$3,155,481	$49,776,842	$59,877,241
Receivables:
Due from Pacific Life Insurance Company	-	-	52,011	339	19,283	1,314
Investments sold	733	31,084	-	-	-	-
Total Assets	1,765,405	257,931,118	65,900,022	3,155,820	49,796,125	59,878,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	734	31,055	-	-	-	-
Investments purchased	-	-	52,016	337	19,102	1,231
Total Liabilities	734	31,055	52,016	337	19,102	1,231
NET ASSETS	$1,764,671	$257,900,063	$65,848,006	$3,155,483	$49,777,023	$59,877,324
Units Outstanding	172,565	3,983,159	5,175,943	331,740	2,641,820	2,576,943
Accumulation Unit Value	$10.23	$64.75	$12.72	$9.51	$18.84	$23.24
Cost of Investments	$1,834,315	$250,204,280	$65,292,790	$3,440,310	$41,803,630	$44,173,852
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$598,604,837	$29,856,600	$190,832,032	$49,506,972	$109,614,446	$12,022,519
Receivables:
Due from Pacific Life Insurance Company	440,697	83,894	-	-	44,604	-
Investments sold	-	-	168,636	8,462	-	8,991
Total Assets	599,045,534	29,940,494	191,000,668	49,515,434	109,659,050	12,031,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	168,550	8,440	-	8,971
Investments purchased	440,345	83,875	-	-	44,217	-
Total Liabilities	440,345	83,875	168,550	8,440	44,217	8,971
NET ASSETS	$598,605,189	$29,856,619	$190,832,118	$49,506,994	$109,614,833	$12,022,539
Units Outstanding	6,492,170	1,219,366	2,413,775	3,623,966	4,134,769	729,210
Accumulation Unit Value	$92.20	$24.49	$79.06	$13.66	$26.51	$16.49
Cost of Investments	$392,659,079	$21,760,848	$137,985,524	$35,755,228	$71,403,246	$10,483,061

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$181,851,792	$95,365,021	$43,457,116	$9,539,376	$17,058,917	$21,584,105
Receivables:
Due from Pacific Life Insurance Company	-	-	8,067	15,481	1,313	-
Investments sold	166,715	118,285	-	-	-	15,085
Total Assets	182,018,507	95,483,306	43,465,183	9,554,857	17,060,230	21,599,190
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,688	118,058	-	-	-	15,006
Investments purchased	-	-	8,174	15,501	1,260	-
Total Liabilities	166,688	118,058	8,174	15,501	1,260	15,006
NET ASSETS	$181,851,819	$95,365,248	$43,457,009	$9,539,356	$17,058,970	$21,584,184
Units Outstanding	2,018,936	2,499,895	2,796,056	352,002	714,514	1,043,414
Accumulation Unit Value	$90.07	$38.15	$15.54	$27.10	$23.87	$20.69
Cost of Investments	$117,195,896	$74,696,907	$38,793,123	$9,478,820	$15,551,995	$18,706,103
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$192,472,150	$58,862,291	$3,013,632	$103,403,101	$136,347,268	$22,853,752
Receivables:
Due from Pacific Life Insurance Company	-	-	15,249	16,895	43,118	86
Investments sold	96,894	34,584	-	-	-	-
Total Assets	192,569,044	58,896,875	3,028,881	103,419,996	136,390,386	22,853,838
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97,240	34,549	-	-	-	-
Investments purchased	-	-	15,249	17,000	43,291	72
Total Liabilities	97,240	34,549	15,249	17,000	43,291	72
NET ASSETS	$192,471,804	$58,862,326	$3,013,632	$103,402,996	$136,347,095	$22,853,766
Units Outstanding	6,366,800	1,525,317	237,150	2,898,732	9,068,039	1,789,652
Accumulation Unit Value	$30.23	$38.59	$12.71	$35.67	$15.04	$12.77
Cost of Investments	$127,305,172	$49,537,354	$2,977,810	$116,323,198	$119,181,328	$20,864,189
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$126,247,530	$69,450,172	$88,945,379	$17,212,747	$39,364	$497,179
Receivables:
Due from Pacific Life Insurance Company	2,410	-	-	-	-	-
Investments sold	-	56,860	80,190	1,225	-	4,413
Total Assets	126,249,940	69,507,032	89,025,569	17,213,972	39,364	501,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,843	80,256	1,245	-	4,412
Investments purchased	2,429	-	-	-	-	-
Total Liabilities	2,429	56,843	80,256	1,245	-	4,412
NET ASSETS	$126,247,511	$69,450,189	$88,945,313	$17,212,727	$39,364	$497,180
Units Outstanding	4,867,175	1,342,279	1,405,768	1,789,241	4,081	47,174
Accumulation Unit Value	$25.94	$51.74	$63.27	$9.62	$9.65	$10.54
Cost of Investments	$133,050,655	$43,740,300	$68,462,295	$15,755,359	$39,838	$482,309

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,267,505	$3,144,056	$5,272,395	$24,254,653	$27,674,933	$16,446,860
Receivables:
Due from Pacific Life Insurance Company	-	1	1,292	9,608	17,131	1,132
Total Assets	5,267,505	3,144,057	5,273,687	24,264,261	27,692,064	16,447,992
LIABILITIES
Payables:
Investments purchased	-	-	1,290	9,624	17,130	1,129
Total Liabilities	-	-	1,290	9,624	17,130	1,129
NET ASSETS	$5,267,505	$3,144,057	$5,272,397	$24,254,637	$27,674,934	$16,446,863
Units Outstanding	453,903	299,988	325,544	1,355,447	1,407,429	1,409,870
Accumulation Unit Value	$11.60	$10.48	$16.20	$17.89	$19.66	$11.67
Cost of Investments	$5,297,147	$3,067,536	$5,179,115	$22,896,641	$25,849,408	$15,901,148
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$48,238,616	$216,719,763	$301,429,862	$127,721,391	$17,692,342	$10,183,153
Receivables:
Due from Pacific Life Insurance Company	3,444	38,674	29,339	18,550	40,563	6,689
Total Assets	48,242,060	216,758,437	301,459,201	127,739,941	17,732,905	10,189,842
LIABILITIES
Payables:
Investments purchased	3,500	38,725	29,391	18,651	40,564	6,686
Total Liabilities	3,500	38,725	29,391	18,651	40,564	6,686
NET ASSETS	$48,238,560	$216,719,712	$301,429,810	$127,721,290	$17,692,341	$10,183,156
Units Outstanding	3,984,749	17,370,619	23,509,394	9,924,465	1,459,843	645,029
Accumulation Unit Value	$12.11	$12.48	$12.82	$12.87	$12.12	$15.79
Cost of Investments	$41,973,937	$179,042,124	$237,948,412	$101,282,668	$18,857,615	$10,178,595
	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShare Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$28,611,779	$59,378,444	$64,856,874	$20,738,464	$57,488,718	$345,285
Receivables:
Due from Pacific Life Insurance Company	547,740	-	-	24,617	-	-
Investments sold	-	48,508	138,478	-	2,241	-
Total Assets	29,159,519	59,426,952	64,995,352	20,763,081	57,490,959	345,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	48,518	138,468	-	2,237	-
Investments purchased	547,741	-	-	24,608	-	-
Total Liabilities	547,741	48,518	138,468	24,608	2,237	-
NET ASSETS	$28,611,778	$59,378,434	$64,856,884	$20,738,473	$57,488,722	$345,285
Units Outstanding	1,284,667	2,624,363	3,216,948	1,128,066	2,967,748	36,525
Accumulation Unit Value	$22.27	$22.63	$20.16	$18.38	$19.37	$9.45
Cost of Investments	$29,458,357	$60,153,710	$66,837,014	$25,538,496	$63,970,470	$358,858

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$76,165	$69,818	$141,379	$333,384	$53,698,470	$1,760,904
Receivables:
Due from Pacific Life Insurance Company	330	4,364	-	1	-	-
Investments sold	-	-	-	-	54,937	-
Total Assets	76,495	74,182	141,379	333,385	53,753,407	1,760,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	55,022	1
Investments purchased	330	4,364	-	1	-	-
Total Liabilities	330	4,364	-	1	55,022	1
NET ASSETS	$76,165	$69,818	$141,379	$333,384	$53,698,385	$1,760,903
Units Outstanding	8,208	7,130	15,973	28,744	2,375,038	130,571
Accumulation Unit Value	$9.28	$9.79	$8.85	$11.60	$22.61	$13.49
Cost of Investments	$80,646	$71,817	$150,055	$361,728	$43,117,241	$1,720,003
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,986,345	$7,614,668	$8,725,891	$8,957,891	$3,262,496	$2,543,281
Receivables:
Due from Pacific Life Insurance Company	316	2,194	644	862	1,395	1,113
Total Assets	1,986,661	7,616,862	8,726,535	8,958,753	3,263,891	2,544,394
LIABILITIES
Payables:
Investments purchased	319	2,184	638	858	1,394	1,113
Total Liabilities	319	2,184	638	858	1,394	1,113
NET ASSETS	$1,986,342	$7,614,678	$8,725,897	$8,957,895	$3,262,497	$2,543,281
Units Outstanding	148,567	583,650	645,860	689,894	241,330	186,129
Accumulation Unit Value	$13.37	$13.05	$13.51	$12.98	$13.52	$13.66
Cost of Investments	$1,947,650	$7,385,794	$8,671,978	$8,411,448	$3,364,751	$2,629,114
	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,633,397	$7,375,027	$35,755,181	$219,247,622	$5,891,511	$16,237,406
Receivables:
Due from Pacific Life Insurance Company	319	8,463	4,395	-	349	-
Investments sold	-	-	-	249,390	-	4,680
Total Assets	1,633,716	7,383,490	35,759,576	219,497,012	5,891,860	16,242,086
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	249,344	-	4,038
Investments purchased	320	8,457	4,299	-	344	-
Total Liabilities	320	8,457	4,299	249,344	344	4,038
NET ASSETS	$1,633,396	$7,375,033	$35,755,277	$219,247,668	$5,891,516	$16,238,048
Units Outstanding	127,155	332,587	1,513,887	21,920,422	304,470	1,447,786
Accumulation Unit Value	$12.85	$22.17	$23.62	$10.00	$19.35	$11.22
Cost of Investments	$1,658,431	$6,861,227	$34,876,260	$219,247,622	$5,621,040	$19,795,250

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$37,166,833	$2,406,443	$10,633,511	$14,152,040	$865,754	$1,341,783
Receivables:
Due from Pacific Life Insurance Company	-	-	4,226	-	340	-
Investments sold	10,052	-	-	21,611	-	-
Total Assets	37,176,885	2,406,443	10,637,737	14,173,651	866,094	1,341,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,028	-	-	21,736	-	2
Investments purchased	-	-	4,227	-	340	-
Total Liabilities	10,028	-	4,227	21,736	340	2
NET ASSETS	$37,166,857	$2,406,443	$10,633,510	$14,151,915	$865,754	$1,341,781
Units Outstanding	3,133,530	175,726	533,026	1,576,129	85,433	95,010
Accumulation Unit Value	$11.86	$13.69	$19.95	$8.98	$10.13	$14.12
Cost of Investments	$42,927,800	$2,568,687	$11,268,384	$17,776,992	$909,604	$1,559,542
	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$20,032,714	$11,648,450	$120,845	$1,835,112	$6,124,516	$5,434,455
Receivables:
Due from Pacific Life Insurance Company	737	19,814	-	1,835	956	460
Total Assets	20,033,451	11,668,264	120,845	1,836,947	6,125,472	5,434,915
LIABILITIES
Payables:
Investments purchased	740	19,823	-	1,814	1,061	459
Total Liabilities	740	19,823	-	1,814	1,061	459
NET ASSETS	$20,032,711	$11,648,441	$120,845	$1,835,133	$6,124,411	$5,434,456
Units Outstanding	987,201	655,123	13,290	184,261	413,212	343,590
Accumulation Unit Value	$20.29	$17.78	$9.09	$9.96	$14.82	$15.82
Cost of Investments	$22,016,407	$12,423,251	$133,283	$1,978,064	$6,797,947	$6,679,816
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$35,044,092	$55,894,776	$43,292,761	$48,607,075	$26,995,643	$11,029,697
Receivables:
Due from Pacific Life Insurance Company	3,615	30,527	10,686	12,024	76	4,419
Total Assets	35,047,707	55,925,303	43,303,447	48,619,099	26,995,719	11,034,116
LIABILITIES
Payables:
Investments purchased	3,635	30,579	10,705	12,021	305	4,425
Total Liabilities	3,635	30,579	10,705	12,021	305	4,425
NET ASSETS	$35,044,072	$55,894,724	$43,292,742	$48,607,078	$26,995,414	$11,029,691
Units Outstanding	3,418,774	1,736,068	943,079	732,052	1,086,046	624,822
Accumulation Unit Value	$10.25	$32.20	$45.91	$66.40	$24.86	$17.65
Cost of Investments	$36,692,934	$56,861,192	$39,941,946	$47,166,019	$27,712,940	$12,332,708

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,526,488	$500,400	$293,678	$7,351,953	$5,590,195	$1,764,287
Receivables:
Due from Pacific Life Insurance Company	-	33	429	5,619	5,908	74
Investments sold	688	-	-	-	-	-
Total Assets	11,527,176	500,433	294,107	7,357,572	5,596,103	1,764,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	673	-	-	-	-	-
Investments purchased	-	33	429	5,619	5,997	105
Total Liabilities	673	33	429	5,619	5,997	105
NET ASSETS	$11,526,503	$500,400	$293,678	$7,351,953	$5,590,106	$1,764,256
Units Outstanding	794,088	51,469	22,139	602,661	584,822	159,296
Accumulation Unit Value	$14.52	$9.72	$13.27	$12.20	$9.56	$11.08
Cost of Investments	$14,598,647	$507,426	$307,560	$7,884,716	$6,027,011	$2,159,826
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$73,056,685	$51,571,357	$26,566,699
Receivables:
Due from Pacific Life Insurance Company	34,191	1,155	34,608
Total Assets	73,090,876	51,572,512	26,601,307
LIABILITIES
Payables:
Investments purchased	34,238	1,272	34,629
Total Liabilities	34,238	1,272	34,629
NET ASSETS	$73,056,638	$51,571,240	$26,566,678
Units Outstanding	2,891,214	2,995,626	1,815,250
Accumulation Unit Value	$25.27	$17.22	$14.64
Cost of Investments	$53,778,663	$46,752,446	$46,042,519

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,907)	(108,385)	13,138	(294,697)	(6,264,084)	(645,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,662)	$297,302	$31,039	($114,764)	($3,433,157)	($2,656,145)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,796)	(1,629,584)	62,733	(14,968)	(5,590,927)	(960,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($65,022)	$1,750,122	$219,397	($185,208)	($3,142,796)	$1,208,000
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,357,992)	17,957	17,483,698	308,731	(8,007,728)	(1,819,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,224,646	$2,633,134	$13,833,284	$2,868,289	($3,469,862)	($345,119)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,379)	856,478	(3,696,820)	(665,517)	(2,203,887)	(2,350,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,061,538	$1,714,684	($2,554,590)	$32,380	($1,462,398)	($1,896,276)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,827,373)	(4,751,234)	(414,266)	(21,022,205)	(6,091,637)	2,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,210,641)	($2,789,619)	($179,115)	($18,231,173)	($1,145,587)	$915,897
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,776,445	(1,929,844)	(14,166,042)	(1,212,446)	(474)	(1,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,408,621)	$5,626,432	$1,980,127	($588,626)	($740)	$5,608

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short (1)	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,380	39,619	156,575	307,120	524,872	574,479
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,380	39,619	156,575	307,120	524,872	574,479
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,642)	(4,480)	(222,172)	(783,049)	(1,214,131)	(541,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($28,262)	$35,139	($65,597)	($475,929)	($689,259)	$32,560
	Portfolio			Portfolio Optimization Aggressive-		American Century
	Optimization	Portfolio	Portfolio		Invesco V.I.
	Moderate-	Optimization	Optimization		International	VP Mid Cap
	Conservative	Moderate	Growth	Growth	Growth Series II	Value Class II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$222,256	$152,391
Net Investment Income	-	-	-	-	222,256	152,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	786,049	6,104,984	5,264,940	2,989,454	99,214	343,351
Capital gains distributions (2)	-	-	-	-	-	447,003
Realized Gain (Loss) on Investments	786,049	6,104,984	5,264,940	2,989,454	99,214	790,354
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(945,845)	(6,916,052)	(6,013,790)	(4,266,279)	(1,158,537)	(1,124,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($159,796)	($811,068)	($748,850)	($1,276,825)	($837,067)	($182,114)
	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation	BlackRock iShare Alternative Strategies

	Fund Class 4 (1)	Fund Class 4 (1)	Fund Class 4 (1)	V.I. Class III	V.I. Class III	V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$412,618	$405,187	$817,165	$281,568	$623,436	$10,509
Net Investment Income	412,618	405,187	817,165	281,568	623,436	10,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,834	342	(9,603)	1,305,232	287,365	(516)
Capital gains distributions (2)	-	-	-	2,523,441	3,543,199	-
Realized Gain (Loss) on Investments	3,834	342	(9,603)	3,828,673	3,830,564	(516)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(846,578)	(775,266)	(1,980,140)	(5,497,836)	(5,049,578)	(13,573)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($430,126)	($369,737)	($1,172,578)	($1,387,595)	($595,578)	($3,580)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	BlackRock	BlackRock	BlackRock iShares Equity Appreciation
	iShares Dynamic	iShares Dynamic		Dreyfus	Fidelity VIP	Fidelity VIP
	Allocation	Fixed Income		Appreciation	Contrafund	Freedom 2010
	V.I. Class I (1)	V.I. Class I (1)	V.I. Class I (1)	Service Shares	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,442	$1,246	$2,545	$6,076	$447,540	$28,495
Net Investment Income	1,442	1,246	2,545	6,076	447,540	28,495
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(187)	(191)	(6,366)	5,125,784	16,619
Capital gains distributions (2)	-	-	-	21,588	5,180,890	4,914
Realized Gain (Loss) on Investments	(238)	(187)	(191)	15,222	10,306,674	21,533
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,481)	(1,999)	(8,676)	(33,428)	(10,479,207)	(43,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,277)	($940)	($6,322)	($12,130)	$275,007	$6,466
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$32,618	$125,695	$144,258	$135,679	$46,655	$39,613
Net Investment Income	32,618	125,695	144,258	135,679	46,655	39,613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	101,861	385,888	426,740	243,353	10,713	20,836
Capital gains distributions (2)	10,759	34,500	46,150	48,564	16,333	13,531
Realized Gain (Loss) on Investments	112,620	420,388	472,890	291,917	27,046	34,367
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,013)	(551,977)	(722,664)	(485,487)	(110,949)	(115,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,775)	($5,894)	($105,516)	($57,891)	($37,248)	($41,492)
				Fidelity VIP	Fidelity VIP Value Strategies
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government		Templeton
	Freedom Income	Growth	Mid Cap	Money Market		Foreign
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$25,894	$2,277	$95,499	$17,845	$56,221	$508,789
Net Investment Income	25,894	2,277	95,499	17,845	56,221	508,789
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,993	1,122,966	1,922,207	-	348,709	(435,150)
Capital gains distributions (2)	2,256	246,292	4,613,489	-	4,656	519,667
Realized Gain (Loss) on Investments	12,249	1,369,258	6,535,696	-	353,365	84,517
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,762)	(884,790)	(7,164,762)	-	(641,235)	(1,676,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($11,619)	$486,745	($533,567)	$17,845	($231,649)	($1,082,706)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					Lazard Retirement Global Dynamic	Lazard
		GE Investments	Janus Aspen Series	Janus Aspen Series		Retirement
	Templeton					U.S. Strategic
	Global Bond	Total Return	Enterprise	Overseas	Multi Asset	Equity
	VIP Class 2	Class 3	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$3,032,254	$38,193	$51,581	$83,762	$-	$6,078
Net Investment Income	3,032,254	38,193	51,581	83,762	-	6,078
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(547,414)	32,865	570,691	(676,541)	(11,667)	(137,856)
Capital gains distributions (1)	196,942	78,263	1,026,459	500,867	20,783	91,946
Realized Gain (Loss) on Investments	(350,472)	111,128	1,597,150	(175,674)	9,116	(45,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,369,359)	(181,489)	(1,441,864)	(1,299,575)	(17,222)	(35,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,687,577)	($32,168)	$206,867	($1,391,487)	($8,106)	($75,340)
	ClearBridge	ClearBridge	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Variable Global	Bond	Developing	Fundamental
	Aggressive	Mid Cap	High Yield Bond -	Debenture	Growth	Equity
	Growth - Class II	Core - Class II	Class II (2)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$16,177	$15,753	$6,679	$75,595	$-	$65,435
Net Investment Income	16,177	15,753	6,679	75,595	-	65,435
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	791,863	2,710,627	(570)	(49,788)	100,617	(139,832)
Capital gains distributions (1)	2,148,196	688,219	-	8,398	49,977	463,945
Realized Gain (Loss) on Investments	2,940,059	3,398,846	(570)	(41,390)	150,594	324,113
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,452,679)	(3,087,229)	(12,438)	(89,338)	(824,563)	(591,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($496,443)	$327,370	($6,329)	($55,133)	($673,969)	($202,001)
						MFS New
	Lord Abbett					Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$970,932	$990,516	$12,220	$-	$374,475	$-
Net Investment Income	970,932	990,516	12,220	-	374,475	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	67,946	2,124,748	4,711,392	2,083,541	948,662	(1,409,965)
Capital gains distributions (1)	50,427	-	7,332,131	5,578,408	2,407,097	485,071
Realized Gain (Loss) on Investments	118,373	2,124,748	12,043,523	7,661,949	3,355,759	(924,894)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,451,050)	(5,071,568)	(8,649,585)	(11,027,108)	(4,009,947)	549,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($361,745)	($1,956,304)	$3,406,158	($3,365,159)	($279,713)	($375,205)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					PIMCO Global
	MFS	MFS	Neuberger Berman		Multi-Asset
	Utilities	Value	Socially	Oppenheimer	Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class (1)	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (2)	$538,119	$1,550	$1,694	$55,181	$96,821	$-
Net Investment Income	538,119	1,550	1,694	55,181	96,821	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,446,616	7,020	11,510	8,678	(69,150)	3,749
Capital gains distributions (2)	944,460	4,370	26,788	339,936	-	106,535
Realized Gain (Loss) on Investments	2,391,076	11,390	38,298	348,614	(69,150)	110,284
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,904,619)	(7,026)	(35,805)	(481,187)	(42,335)	(341,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,975,424)	$5,914	$4,187	($77,392)	($14,664)	($231,467)
			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (2)	$-	$847,925	$11,522
Net Investment Income	-	847,925	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,278,239	1,352,147	(5,581,637)
Capital gains distributions (2)	-	1,164,300	-
Realized Gain (Loss) on Investments	3,278,239	2,516,447	(5,581,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,313,467	(7,175,330)	(8,884,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,591,706	($3,810,958)	($14,454,419)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(1,755)		405,687	353,798	17,901	52,175
Change in net unrealized appreciation (depreciation) on investments	(2,907)		(108,385)	1,193,558	13,138	(31,596)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,662)		297,302	1,547,356	31,039	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,340		2,047,954	1,210,287	1,010,611	150,795
Transfers between variable and fixed accounts, net	304,919		20,087,031	23,891,909	(54,674)	1,287,054
Policy maintenance charges	(10,174)		(2,457,175)	(1,099,487)	(146,569)	(98,490)
Policy benefits and terminations	-		(2,917,825)	(1,872,282)	(233,868)	(86,211)
Policy loans and loan repayments (2)	(441)		(127,533)	(69,470)	(9,479)	38,966
Other (2)	59		14,371	5,620	241	344
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	339,703		16,646,823	22,066,577	566,262	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	335,041		16,944,125	23,613,933	597,301	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$335,041		$59,602,017	$42,657,892	$3,021,433	$2,424,132

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	179,933	1,019	2,830,927	1,748,244	(2,010,579)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	(294,697)	200,092	(6,264,084)	(1,298,833)	(645,566)	5,383,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	(114,764)	201,111	(3,433,157)	449,411	(2,656,145)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	924,608	1,533,272	4,502,854	4,694,505	4,573,194	4,765,536
Transfers between variable and fixed accounts, net	(1,455,160)	(6,216,492)	(7,924,483)	(745,239)	(2,289,679)	(6,002,894)
Policy maintenance charges	(741,960)	(905,499)	(3,855,934)	(4,282,284)	(4,347,273)	(4,702,806)
Policy benefits and terminations	(607,195)	(605,913)	(3,482,442)	(3,933,672)	(4,991,105)	(5,163,750)
Policy loans and loan repayments (2)	537	(489)	355,058	(316,266)	303,399	(420,037)
Other (2)	6,542	5,568	29,167	26,043	33,650	26,615
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,872,628)	(6,189,553)	(10,375,780)	(4,556,913)	(6,717,814)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(1,987,392)	(5,988,442)	(13,808,937)	(4,107,502)	(9,373,959)	(8,205,323)
NET ASSETS
Beginning of Year	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year	$13,070,964	$15,058,356	$74,867,908	$88,676,845	$86,594,475	$95,968,434

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(25,226)	(72,384)	3,379,706	6,690,333	156,664	69,226
Change in net unrealized appreciation (depreciation) on investments	(39,796)	83,316	(1,629,584)	7,306,821	62,733	346,649
Net Increase (Decrease) in Net Assets
Resulting from Operations	(65,022)	10,932	1,750,122	13,997,154	219,397	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,451	141,630	13,824,034	15,142,531	4,868,585	4,063,810
Transfers between variable and fixed accounts, net	339,767	65,839	(11,664,148)	(35,987,272)	5,101,014	9,133,626
Policy maintenance charges	(76,772)	(58,722)	(12,986,260)	(15,103,790)	(3,581,147)	(3,300,557)
Policy benefits and terminations	(29,981)	(21,700)	(12,349,963)	(27,593,912)	(7,125,484)	(2,920,138)
Policy loans and loan repayments (1)	(24,362)	(181,876)	(40,624)	(1,835,326)	(909,228)	(589,648)
Other (1)	638	404	69,162	50,570	30,167	25,483
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	471,741	(54,425)	(23,147,799)	(65,327,199)	(1,616,093)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	406,719	(43,493)	(21,397,677)	(51,330,045)	(1,396,696)	6,828,451
NET ASSETS
Beginning of Year	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year	$1,764,671	$1,357,952	$257,900,063	$279,297,740	$65,848,006	$67,244,702

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(170,240)	(45,041)	2,448,131	3,915,510	2,168,135	2,771,339
Change in net unrealized appreciation (depreciation) on investments	(14,968)	(133,859)	(5,590,927)	626,622	(960,135)	3,277,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	(185,208)	(178,900)	(3,142,796)	4,542,132	1,208,000	6,049,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,580	172,932	4,241,282	3,819,385	3,263,805	2,899,201
Transfers between variable and fixed accounts, net	(372,096)	727,888	(1,210,474)	4,042,184	3,791,523	(136,211)
Policy maintenance charges	(134,130)	(115,842)	(2,878,657)	(2,734,211)	(2,544,426)	(2,290,963)
Policy benefits and terminations	(78,195)	(44,221)	(1,781,064)	(1,947,501)	(2,438,223)	(2,660,292)
Policy loans and loan repayments (1)	(24,481)	9,423	(144,593)	(432,337)	(49,796)	(212,795)
Other (1)	1,090	4,199	9,393	7,601	11,046	12,183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(345,232)	754,379	(1,764,113)	2,755,121	2,033,929	(2,388,877)
NET INCREASE (DECREASE) IN NET ASSETS	(530,440)	575,479	(4,906,909)	7,297,253	3,241,929	3,660,211
NET ASSETS
Beginning of Year	3,685,923	3,110,444	54,683,932	47,386,679	56,635,395	52,975,184
End of Year	$3,155,483	$3,685,923	$49,777,023	$54,683,932	$59,877,324	$56,635,395

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements.

SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,582,638	15,028,744	2,615,177	1,068,548	(3,650,414)	(3,867,038)
Change in net unrealized appreciation (depreciation) on investments	(11,357,992)	54,318,620	17,957	1,327,482	17,483,698	20,048,274
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,224,646	69,347,364	2,633,134	2,396,030	13,833,284	16,181,236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,738,178	20,744,473	1,324,584	1,387,537	8,182,679	8,433,013
Transfers between variable and fixed accounts, net	22,271,751	37,501,141	2,360,395	(322,966)	(5,070,854)	(7,659,607)
Policy maintenance charges	(23,002,025)	(21,663,522)	(1,288,552)	(1,271,954)	(9,338,929)	(10,094,892)
Policy benefits and terminations	(20,804,611)	(35,511,029)	(1,387,881)	(858,645)	(10,267,543)	(10,482,995)
Policy loans and loan repayments (1)	(385,989)	(1,670,326)	(180,423)	(98,599)	318,127	(1,104,215)
Other (1)	131,680	104,717	4,005	7,726	5,602	15,740
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	948,984	(494,546)	832,128	(1,156,901)	(16,170,918)	(20,892,956)
NET INCREASE (DECREASE) IN NET ASSETS	7,173,630	68,852,818	3,465,262	1,239,129	(2,337,634)	(4,711,720)
NET ASSETS
Beginning of Year	591,431,559	522,578,741	26,391,357	25,152,228	193,169,752	197,881,472
End of Year	$598,605,189	$591,431,559	$29,856,619	$26,391,357	$190,832,118	$193,169,752

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,559,558	2,911,176	4,537,866	1,484,581	1,474,734	359,967
Change in net unrealized appreciation (depreciation) on investments	308,731	693,293	(8,007,728)	11,483,203	(1,819,853)	1,394,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,868,289	3,604,469	(3,469,862)	12,967,784	(345,119)	1,754,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,705,488	2,642,147	5,336,897	4,864,343	591,632	577,233
Transfers between variable and fixed accounts, net	2,968,662	(241,990)	(6,194,441)	(1,847,406)	(336,987)	2,190,755
Policy maintenance charges	(2,169,963)	(2,197,959)	(4,471,685)	(4,642,466)	(585,700)	(463,775)
Policy benefits and terminations	(2,779,421)	(2,463,247)	(4,524,655)	(4,619,280)	(835,072)	(388,065)
Policy loans and loan repayments (1)	(277,416)	(308,479)	(393,164)	87,021	(109,877)	(217,568)
Other (1)	(1,141)	4,563	12,110	8,087	3,839	4,919
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	446,209	(2,564,965)	(10,234,938)	(6,149,701)	(1,272,165)	1,703,499
NET INCREASE (DECREASE) IN NET ASSETS	3,314,498	1,039,504	(13,704,800)	6,818,083	(1,617,284)	3,457,808
NET ASSETS
Beginning of Year	46,192,496	45,152,992	123,319,633	116,501,550	13,639,823	10,182,015
End of Year	$49,506,994	$46,192,496	$109,614,833	$123,319,633	$12,022,539	$13,639,823

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,165,917	3,608,676	858,206	525,539	1,142,230	1,671,764
Change in net unrealized appreciation (depreciation) on investments	(104,379)	15,538,142	856,478	3,796,196	(3,696,820)	2,240,864
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,061,538	19,146,818	1,714,684	4,321,735	(2,554,590)	3,912,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,218,586	8,332,110	3,946,893	4,386,035	3,051,798	2,890,016
Transfers between variable and fixed accounts, net	(3,530,811)	(899,285)	(3,646,903)	(4,523,258)	(2,436,169)	(2,059,638)
Policy maintenance charges	(9,642,910)	(9,542,673)	(4,068,445)	(4,443,745)	(2,238,157)	(2,265,422)
Policy benefits and terminations	(7,852,673)	(11,877,943)	(4,262,738)	(6,003,537)	(1,552,013)	(1,853,863)
Policy loans and loan repayments (1)	689,085	(1,246,185)	(239,115)	(617,498)	(194,954)	(170,316)
Other (1)	13,616	5,180	10,312	12,294	8,784	2,847
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(12,105,107)	(15,228,796)	(8,259,996)	(11,189,709)	(3,360,711)	(3,456,376)
NET INCREASE (DECREASE) IN NET ASSETS	(6,043,569)	3,918,022	(6,545,312)	(6,867,974)	(5,915,301)	456,252
NET ASSETS
Beginning of Year	187,895,388	183,977,366	101,910,560	108,778,534	49,372,310	48,916,058
End of Year	$181,851,819	$187,895,388	$95,365,248	$101,910,560	$43,457,009	$49,372,310

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,897	1,355,737	741,489	443,259	453,819	3,613,658
Change in net unrealized appreciation (depreciation) on investments	(665,517)	(674,664)	(2,203,887)	(141,331)	(2,350,095)	(4,092,841)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,380	681,073	(1,462,398)	301,928	(1,896,276)	(479,183)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,272,160	989,308	1,118,275	931,569	-	782,919
Transfers between variable and fixed accounts, net	(3,163,662)	(320,216)	50,657	2,216,242	(2,338,661)	(7,254,508)
Policy maintenance charges	(679,458)	(700,160)	(935,904)	(879,005)	(1,144,503)	(1,543,175)
Policy benefits and terminations	(556,555)	(635,405)	(583,417)	(526,669)	(1,105,003)	(2,339,783)
Policy loans and loan repayments (1)	(106,828)	(7,723)	20,821	194,369	(224,652)	(321,054)
Other (1)	860	(1,973)	4,372	2,382	(640)	5,712
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,233,483)	(676,169)	(325,196)	1,938,888	(4,813,459)	(10,669,889)
NET INCREASE (DECREASE) IN NET ASSETS	(3,201,103)	4,904	(1,787,594)	2,240,816	(6,709,735)	(11,149,072)
NET ASSETS
Beginning of Year	12,740,459	12,735,555	18,846,564	16,605,748	28,293,919	39,442,991
End of Year	$9,539,356	$12,740,459	$17,058,970	$18,846,564	$21,584,184	$28,293,919

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,616,732	4,296,257	1,961,615	3,218,383	235,151	18,846
Change in net unrealized appreciation (depreciation) on investments	(14,827,373)	4,360,708	(4,751,234)	390,466	(414,266)	444,261
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,210,641)	8,656,965	(2,789,619)	3,608,849	(179,115)	463,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,478,852	7,491,673	3,175,789	3,141,514	168,181	33,330
Transfers between variable and fixed accounts, net	(4,260,302)	(3,286,404)	(2,630,232)	(3,080,362)	(2,943,643)	5,460,494
Policy maintenance charges	(8,484,065)	(9,154,897)	(2,509,017)	(2,627,731)	(70,269)	(39,496)
Policy benefits and terminations	(8,027,044)	(12,898,710)	(2,504,487)	(3,259,570)	(2,149)	-
Policy loans and loan repayments (1)	(198,181)	(212,263)	(424,990)	(27,557)	13,220	(6,243)
Other (1)	35,273	21,064	21,733	23,548	26	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,455,467)	(18,039,537)	(4,871,204)	(5,830,158)	(2,834,634)	5,448,268
NET INCREASE (DECREASE) IN NET ASSETS	(23,666,108)	(9,382,572)	(7,660,823)	(2,221,309)	(3,013,749)	5,911,375
NET ASSETS
Beginning of Year	216,137,912	225,520,484	66,523,149	68,744,458	6,027,381	116,006
End of Year	$192,471,804	$216,137,912	$58,862,326	$66,523,149	$3,013,632	$6,027,381

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,791,032	6,996,313	4,946,050	5,891,699	913,794	(22,619)
Change in net unrealized appreciation (depreciation) on investments	(21,022,205)	(13,598,808)	(6,091,637)	(12,939,177)	2,103	(317,902)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,231,173)	(6,602,495)	(1,145,587)	(7,047,478)	915,897	(340,521)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,147,489	6,109,089	8,455,129	7,570,247	1,253,045	732,574
Transfers between variable and fixed accounts, net	(3,600,550)	(1,785,967)	2,387,275	(3,328,208)	7,879,478	2,972,999
Policy maintenance charges	(4,925,496)	(5,379,364)	(5,859,673)	(5,871,960)	(843,839)	(631,319)
Policy benefits and terminations	(3,848,920)	(5,805,397)	(3,986,779)	(6,542,680)	(775,655)	(555,058)
Policy loans and loan repayments (1)	(315,804)	(463,034)	(204,978)	(6,195,666)	34,039	(29,631)
Other (1)	48,071	25,174	50,928	35,528	5,821	4,825
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(6,495,210)	(7,299,499)	841,902	(14,332,739)	7,552,889	2,494,390
NET INCREASE (DECREASE) IN NET ASSETS	(24,726,383)	(13,901,994)	(303,685)	(21,380,217)	8,468,786	2,153,869
NET ASSETS
Beginning of Year	128,129,379	142,031,373	136,650,780	158,030,997	14,384,980	12,231,111
End of Year	$103,402,996	$128,129,379	$136,347,095	$136,650,780	$22,853,766	$14,384,980

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8,185,066)	(8,923,011)	7,556,276	3,982,041	16,146,169	12,432,298
Change in net unrealized appreciation (depreciation) on investments	4,776,445	(6,290,163)	(1,929,844)	8,105,913	(14,166,042)	13,641,281
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,408,621)	(15,213,174)	5,626,432	12,087,954	1,980,127	26,073,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,579,483	7,922,829	3,650,601	3,020,745	5,238,911	4,030,657
Transfers between variable and fixed accounts, net	2,083,334	1,933,791	1,608,290	3,480,662	(15,548,765)	(256,346)
Policy maintenance charges	(6,372,712)	(6,591,898)	(3,009,577)	(2,455,633)	(3,905,382)	(3,697,561)
Policy benefits and terminations	(5,798,761)	(6,526,728)	(2,213,811)	(2,275,433)	(3,781,322)	(3,613,203)
Policy loans and loan repayments (1)	1,095,214	(471,928)	(363,458)	190,198	(345,110)	(5,353,175)
Other (1)	59,059	29,706	17,105	8,063	17,498	12,503
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(354,383)	(3,704,228)	(310,850)	1,968,602	(18,324,170)	(8,877,125)
NET INCREASE (DECREASE) IN NET ASSETS	(3,763,004)	(18,917,402)	5,315,582	14,056,556	(16,344,043)	17,196,454
NET ASSETS
Beginning of Year	130,010,515	148,927,917	64,134,607	50,078,051	105,289,356	88,092,902
End of Year	$126,247,511	$130,010,515	$69,450,189	$64,134,607	$88,945,313	$105,289,356

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	623,820	372,401	(266)		6,982	(262)
Change in net unrealized appreciation (depreciation) on investments	(1,212,446)	1,140,499	(474)		(1,374)	17,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(588,626)	1,512,900	(740)		5,608	17,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985,082	967,102	808		20,705	12,515
Transfers between variable and fixed accounts, net	2,215,236	(6,003)	40,249		(6,355)	394,561
Policy maintenance charges	(816,829)	(777,940)	(1,078)		(16,625)	(8,210)
Policy benefits and terminations	(698,868)	(659,731)	-		(16,957)	(16,825)
Policy loans and loan repayments (1)	(94,208)	(89,905)	-		8,862	(9,027)
Other (1)	6,720	2,549	125		178	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,597,133	(563,928)	40,104		(10,192)	373,197
NET INCREASE (DECREASE) IN NET ASSETS	1,008,507	948,972	39,364		(4,584)	390,497
NET ASSETS
Beginning of Year or Period	16,204,220	15,255,248	-		501,764	111,267
End of Year or Period	$17,212,727	$16,204,220	$39,364		$497,180	$501,764

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	1,380		39,619	455	156,575	79,494
Change in net unrealized appreciation (depreciation) on investments	(29,642)		(4,480)	67,101	(222,172)	121,145
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,262)		35,139	67,556	(65,597)	200,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,948		97,011	15,273	509,670	465,216
Transfers between variable and fixed accounts, net	5,286,011		1,686,415	417,237	510,100	1,551,765
Policy maintenance charges	(4,627)		(92,237)	(44,523)	(370,627)	(299,440)
Policy benefits and terminations	-		(11,874)	(12,630)	(287,830)	(98,831)
Policy loans and loan repayments (2)	6,475		3,680	(49)	126,706	(54,286)
Other (2)	(40)		416	168	3,054	1,547
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,295,767		1,683,411	375,476	491,073	1,565,971
NET INCREASE (DECREASE) IN NET ASSETS	5,267,505		1,718,550	443,032	425,476	1,766,610
NET ASSETS
Beginning of Year or Period	-		1,425,507	982,475	4,846,921	3,080,311
End of Year or Period	$5,267,505		$3,144,057	$1,425,507	$5,272,397	$4,846,921

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	307,120	392,507	524,872	665,913	574,479	1,178,884
Change in net unrealized appreciation (depreciation) on investments	(783,049)	456,253	(1,214,131)	381,123	(541,919)	(366,744)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(475,929)	848,760	(689,259)	1,047,036	32,560	812,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,130,084	2,512,070	3,286,150	3,255,002	1,300,519	1,520,024
Transfers between variable and fixed accounts, net	2,080,868	6,485,428	4,197,775	4,440,180	(642,753)	(2,700,088)
Policy maintenance charges	(2,022,568)	(1,505,435)	(1,640,943)	(1,212,965)	(1,449,935)	(1,586,016)
Policy benefits and terminations	(261,739)	(372,864)	(570,332)	(1,263,526)	(1,769,564)	(4,780,047)
Policy loans and loan repayments (2)	(39,374)	(41,192)	(674,419)	(302,398)	(194,887)	(153,271)
Other (2)	2,473	(3,153)	4,440	8,286	13,669	8,783
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,889,744	7,074,854	4,602,671	4,924,579	(2,742,951)	(7,690,615)
NET INCREASE (DECREASE) IN NET ASSETS	2,413,815	7,923,614	3,913,412	5,971,615	(2,710,391)	(6,878,475)
NET ASSETS
Beginning of Year	21,840,822	13,917,208	23,761,522	17,789,907	19,157,254	26,035,729
End of Year	$24,254,637	$21,840,822	$27,674,934	$23,761,522	$16,446,863	$19,157,254

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	786,049	1,032,882	6,104,984	3,486,329	5,264,940	5,743,013
Change in net unrealized appreciation (depreciation) on investments	(945,845)	899,879	(6,916,052)	6,917,932	(6,013,790)	9,383,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	(159,796)	1,932,761	(811,068)	10,404,261	(748,850)	15,126,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,281,294	3,090,918	16,820,792	16,741,576	24,080,809	24,805,202
Transfers between variable and fixed accounts, net	1,207,431	(1,653,790)	(4,011,730)	2,942,625	(768,947)	1,034,100
Policy maintenance charges	(2,834,998)	(2,893,135)	(14,466,549)	(14,169,253)	(17,007,263)	(17,299,310)
Policy benefits and terminations	(1,957,813)	(2,610,329)	(14,044,348)	(8,577,741)	(12,267,576)	(14,642,708)
Policy loans and loan repayments (1)	(188,108)	456,443	(1,876,947)	(1,162,842)	(2,560,186)	(3,505,591)
Other (1)	16,314	17,472	94,300	70,261	193,618	199,616
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(475,880)	(3,592,421)	(17,484,482)	(4,155,374)	(8,329,545)	(9,408,691)
NET INCREASE (DECREASE) IN NET ASSETS	(635,676)	(1,659,660)	(18,295,550)	6,248,887	(9,078,395)	5,718,007
NET ASSETS
Beginning of Year	48,874,236	50,533,896	235,015,262	228,766,375	310,508,205	304,790,198
End of Year	$48,238,560	$48,874,236	$216,719,712	$235,015,262	$301,429,810	$310,508,205

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$222,256	$123,323	$152,391	$93,123
Realized gain (loss) on investments	2,989,454	2,667,444	99,214	352,577	790,354	1,039,245
Change in net unrealized appreciation (depreciation) on investments	(4,266,279)	3,983,162	(1,158,537)	(519,040)	(1,124,859)	250,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,276,825)	6,650,606	(837,067)	(43,140)	(182,114)	1,383,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,051,746	12,024,438	1,156,991	761,624	598,816	524,089
Transfers between variable and fixed accounts, net	(1,956,568)	2,339,575	9,473,916	3,695,700	510,607	1,841,042
Policy maintenance charges	(7,013,456)	(7,051,146)	(767,934)	(386,318)	(386,225)	(281,835)
Policy benefits and terminations	(5,096,083)	(5,905,733)	(222,937)	(161,577)	(319,288)	(1,042,401)
Policy loans and loan repayments (1)	315,033	(2,694,469)	(216,479)	(114,819)	(62,895)	201,589
Other (1)	65,799	63,071	4,024	1,359	4,273	4,340
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(633,529)	(1,224,264)	9,427,581	3,795,969	345,288	1,246,824
NET INCREASE (DECREASE) IN NET ASSETS	(1,910,354)	5,426,342	8,590,514	3,752,829	163,174	2,630,191
NET ASSETS
Beginning of Year	129,631,644	124,205,302	9,101,827	5,348,998	10,019,982	7,389,791
End of Year	$127,721,290	$129,631,644	$17,692,341	$9,101,827	$10,183,156	$10,019,982

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$412,618		$405,187		$817,165
Realized gain (loss) on investments	3,834		342		(9,603)
Change in net unrealized appreciation (depreciation) on investments	(846,578)		(775,266)		(1,980,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(430,126)		(369,737)		(1,172,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	592,107		702,693		952,080
Transfers between variable and fixed accounts, net	28,877,287		60,031,318		66,040,055
Policy maintenance charges	(321,854)		(523,387)		(634,201)
Policy benefits and terminations	(57,627)		(439,731)		(324,058)
Policy loans and loan repayments	(46,941)		(28,738)		(8,984)
Other	(1,068)		6,016		4,570
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	29,041,904		59,748,171		66,029,462
NET INCREASE (DECREASE) IN NET ASSETS	28,611,778		59,378,434		64,856,884
NET ASSETS
Beginning of Period	-		-		-
End of Period	$28,611,778		$59,378,434		$64,856,884

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$281,568	$261,503	$623,436	$1,339,567	$10,509
Realized gain (loss) on investments	3,828,673	4,914,584	3,830,564	5,923,572	(516)
Change in net unrealized appreciation (depreciation) on investments	(5,497,836)	(3,353,189)	(5,049,578)	(6,214,409)	(13,573)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,387,595)	1,822,898	(595,578)	1,048,730	(3,580)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,005,415	902,783	4,193,543	4,742,079	13,174
Transfers between variable and fixed accounts, net	854,761	2,730,031	(576,566)	3,902,963	347,887
Policy maintenance charges	(891,447)	(815,732)	(3,323,503)	(3,202,897)	(8,316)
Policy benefits and terminations	(1,595,371)	(515,450)	(1,914,486)	(3,014,153)	(3,940)
Policy loans and loan repayments (2)	90,371	84,308	(36,943)	138,804	-
Other (2)	6,286	15,199	26,628	22,192	60
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(529,985)	2,401,139	(1,631,327)	2,588,988	348,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,917,580)	4,224,037	(2,226,905)	3,637,718	345,285
NET ASSETS
Beginning of Year or Period	22,656,053	18,432,016	59,715,627	56,077,909	-
End of Year or Period	$20,738,473	$22,656,053	$57,488,722	$59,715,627	$345,285

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Dynamic Allocation V.I. Class I (1)		Dynamic Fixed Income V.I. Class I (1)		Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,442		$1,246		$2,545
Realized gain (loss) on investments	(238)		(187)		(191)
Change in net unrealized appreciation (depreciation) on investments	(4,481)		(1,999)		(8,676)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,277)		(940)		(6,322)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63		16		7,430
Transfers between variable and fixed accounts, net	82,914		58,067		143,248
Policy maintenance charges	(1,686)		(1,724)		(2,949)
Policy benefits and terminations	-		-		-
Policy loans and loan repayments	(1,839)		14,387		-
Other	(10)		12		(28)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	79,442		70,758		147,701
NET INCREASE (DECREASE) IN NET ASSETS	76,165		69,818		141,379
NET ASSETS
Beginning of Period	-		-		-
End of Period	$76,165		$69,818		$141,379

	Dreyfus Appreciation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Service Shares		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,076	$4,779	$447,540	$419,269	$28,495	$13,132
Realized gain (loss) on investments	15,222	15,749	10,306,674	3,330,747	21,533	25,303
Change in net unrealized appreciation (depreciation) on investments	(33,428)	(4,156)	(10,479,207)	2,499,615	(43,562)	(1,112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,130)	16,372	275,007	6,249,631	6,466	37,323
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,825	19,464	3,025,989	2,757,910	99,727	105,058
Transfers between variable and fixed accounts, net	53,858	155,626	(3,110,947)	(1,348,672)	851,762	16,307
Policy maintenance charges	(22,437)	(18,972)	(2,608,515)	(2,529,004)	(64,285)	(57,928)
Policy benefits and terminations	(17,324)	(16,765)	(2,466,666)	(1,343,158)	(74,658)	(20,247)
Policy loans and loan repayments (2)	1,150	(3,725)	(171,857)	(271,284)	(3,883)	(13,135)
Other (2)	229	(90)	15,403	13,393	439	354
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	35,301	135,538	(5,316,593)	(2,720,815)	809,102	30,409
NET INCREASE (DECREASE) IN NET ASSETS	23,171	151,910	(5,041,586)	3,528,816	815,568	67,732
NET ASSETS
Beginning of Year	310,213	158,303	58,739,971	55,211,155	945,335	877,603
End of Year	$333,384	$310,213	$53,698,385	$58,739,971	$1,760,903	$945,335

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,618	$30,772	$125,695	$123,961	$144,258	$111,303
Realized gain (loss) on investments	112,620	260,269	420,388	517,317	472,890	386,831
Change in net unrealized appreciation (depreciation) on investments	(147,013)	(155,955)	(551,977)	(241,933)	(722,664)	(156,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775)	135,086	(5,894)	399,345	(105,516)	341,336
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,004	135,917	672,637	657,941	831,423	702,126
Transfers between variable and fixed accounts, net	(232,435)	(652,127)	(504,780)	1,044,735	1,265,963	1,362,836
Policy maintenance charges	(129,945)	(130,934)	(488,888)	(459,310)	(456,262)	(414,854)
Policy benefits and terminations	(47,377)	(483,134)	(632,788)	(1,388,916)	(425,393)	(559,024)
Policy loans and loan repayments (1)	21,754	17,771	(119,030)	6,284	(266,087)	5,900
Other (1)	1,744	1,044	4,306	4,986	(5,812)	(246)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(192,255)	(1,111,463)	(1,068,543)	(134,280)	943,832	1,096,738
NET INCREASE (DECREASE) IN NET ASSETS	(194,030)	(976,377)	(1,074,437)	265,065	838,316	1,438,074
NET ASSETS
Beginning of Year	2,180,372	3,156,749	8,689,115	8,424,050	7,887,581	6,449,507
End of Year	$1,986,342	$2,180,372	$7,614,678	$8,689,115	$8,725,897	$7,887,581

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,679	$118,039	$46,655	$33,920	$39,613	$17,604
Realized gain (loss) on investments	291,917	609,258	27,046	110,672	34,367	48,993
Change in net unrealized appreciation (depreciation) on investments	(485,487)	(326,629)	(110,949)	(50,204)	(115,472)	(27,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,891)	400,668	(37,248)	94,388	(41,492)	38,962
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	813,651	928,516	637,134	519,112	527,985	231,067
Transfers between variable and fixed accounts, net	291,508	(176,470)	406,821	1,584,468	1,035,917	657,369
Policy maintenance charges	(513,440)	(464,787)	(243,254)	(162,846)	(291,016)	(159,895)
Policy benefits and terminations	(307,409)	(257,541)	(50,038)	(53,405)	(14,427)	(93,114)
Policy loans and loan repayments (1)	(131,182)	(16,340)	(68,679)	(8,032)	(24,610)	(6,638)
Other (1)	407	1,819	565	542	(24)	72
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	153,535	15,197	682,549	1,879,839	1,233,825	628,861
NET INCREASE (DECREASE) IN NET ASSETS	95,644	415,865	645,301	1,974,227	1,192,333	667,823
NET ASSETS
Beginning of Year	8,862,251	8,446,386	2,617,196	642,969	1,350,948	683,125
End of Year	$8,957,895	$8,862,251	$3,262,497	$2,617,196	$2,543,281	$1,350,948

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,894	$18,662	$2,277	$-	$95,499	$7,401
Realized gain (loss) on investments	12,249	28,317	1,369,258	827,917	6,535,696	2,326,910
Change in net unrealized appreciation (depreciation) on investments	(49,762)	(659)	(884,790)	(74,230)	(7,164,762)	(50,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,619)	46,320	486,745	753,687	(533,567)	2,283,355
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,727	64,408	349,009	371,766	1,776,189	1,774,248
Transfers between variable and fixed accounts, net	303,911	323,354	(1,050,115)	2,200,807	(1,788,847)	(615,957)
Policy maintenance charges	(85,214)	(75,783)	(295,231)	(350,997)	(1,376,701)	(1,365,977)
Policy benefits and terminations	(83,349)	(44,993)	(715,459)	(247,088)	(1,332,238)	(1,780,991)
Policy loans and loan repayments (1)	(27,908)	(19,295)	(24,792)	(54,658)	73,927	(104,819)
Other (1)	135	(61)	4,981	(8,991)	24,670	21,914
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	182,302	247,630	(1,731,607)	1,910,839	(2,623,000)	(2,071,582)
NET INCREASE (DECREASE) IN NET ASSETS	170,683	293,950	(1,244,862)	2,664,526	(3,156,567)	211,773
NET ASSETS
Beginning of Year	1,462,713	1,168,763	8,619,895	5,955,369	38,911,844	38,700,071
End of Year	$1,633,396	$1,462,713	$7,375,033	$8,619,895	$35,755,277	$38,911,844

	Fidelity VIP Government		Fidelity VIP Value Strategies		Templeton Foreign
	Money Market Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,845	$11,113	$56,221	$47,409	$508,789	$283,821
Realized gain (loss) on investments	-	(2)	353,365	242,700	84,517	398,223
Change in net unrealized appreciation (depreciation) on investments	-	-	(641,235)	66,454	(1,676,012)	(2,501,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,845	11,111	(231,649)	356,563	(1,082,706)	(1,819,455)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	137,782,759	118,250,044	547,981	559,818	1,373,902	857,323
Transfers between variable and fixed accounts, net	(50,033,435)	77,006,190	(67,535)	565,896	2,269,878	9,040,731
Policy maintenance charges	(19,022,610)	(12,415,243)	(303,941)	(286,618)	(942,275)	(794,406)
Policy benefits and terminations	(18,813,119)	(13,133,528)	(132,993)	(285,636)	(269,303)	(256,811)
Policy loans and loan repayments (1)	(1,080,530)	425,551	29,701	(35,847)	(392,646)	(19,473)
Other (1)	169,935	82,698	2,670	19,737	9,524	2,537
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	49,003,000	170,215,712	75,883	537,350	2,049,080	8,829,901
NET INCREASE (DECREASE) IN NET ASSETS	49,020,845	170,226,823	(155,766)	893,913	966,374	7,010,446
NET ASSETS
Beginning of Year or Period	170,226,823	-	6,047,282	5,153,369	15,271,674	8,261,228
End of Year or Period	$219,247,668	$170,226,823	$5,891,516	$6,047,282	$16,238,048	$15,271,674

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Templeton Global		GE Investments Total		Janus Aspen Series
	Bond VIP Class 2		Return Class 3		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,032,254	$2,137,035	$38,193	$31,605	$51,581	$1,654
Realized gain (loss) on investments	(350,472)	(421,724)	111,128	104,048	1,597,150	959,800
Change in net unrealized appreciation (depreciation) on investments	(4,369,359)	(983,954)	(181,489)	(38,251)	(1,441,864)	(287,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,687,577)	731,357	(32,168)	97,402	206,867	673,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,461,405	2,709,538	125,457	139,984	572,189	310,254
Transfers between variable and fixed accounts, net	(2,608,177)	14,268	351,411	347,386	4,385,236	759,366
Policy maintenance charges	(1,747,168)	(1,822,583)	(138,257)	(107,063)	(367,780)	(215,952)
Policy benefits and terminations	(1,134,176)	(4,049,631)	(18,810)	(49,063)	(618,856)	(90,503)
Policy loans and loan repayments (1)	(83,534)	1,126,178	(2,256)	(6,897)	(120,542)	(2,011)
Other (1)	27,265	25,401	266	27	5,008	3,950
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,084,385)	(1,996,829)	317,811	324,374	3,855,255	765,104
NET INCREASE (DECREASE) IN NET ASSETS	(4,771,962)	(1,265,472)	285,643	421,776	4,062,122	1,438,737
NET ASSETS
Beginning of Year	41,938,819	43,204,291	2,120,800	1,699,024	6,571,388	5,132,651
End of Year	$37,166,857	$41,938,819	$2,406,443	$2,120,800	$10,633,510	$6,571,388

			Lazard Retirement		Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		U.S. Strategic Equity
	Overseas Service Shares		Service Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83,762	$652,636	$-	$2,149	$6,078	$18,797
Realized gain (loss) on investments	(175,674)	199,268	9,116	20,941	(45,910)	476,309
Change in net unrealized appreciation (depreciation) on investments	(1,299,575)	(3,397,984)	(17,222)	(26,628)	(35,508)	(293,811)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,391,487)	(2,546,080)	(8,106)	(3,538)	(75,340)	201,295
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,754	1,486,160	61,239	11,536	137,642	149,521
Transfers between variable and fixed accounts, net	(953,676)	(1,839,277)	507,029	396,773	(1,409,075)	1,783,102
Policy maintenance charges	(732,527)	(868,494)	(26,870)	(5,413)	(122,532)	(122,987)
Policy benefits and terminations	(1,179,380)	(928,241)	(65,214)	-	(266,286)	(33,696)
Policy loans and loan repayments (1)	(879)	(22,045)	(1,861)	-	(502)	555
Other (1)	10,060	13,700	248	(69)	883	863
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,688,648)	(2,158,197)	474,571	402,827	(1,659,870)	1,777,358
NET INCREASE (DECREASE) IN NET ASSETS	(3,080,135)	(4,704,277)	466,465	399,289	(1,735,210)	1,978,653
NET ASSETS
Beginning of Year or Period	17,232,050	21,936,327	399,289	-	3,076,991	1,098,338
End of Year or Period	$14,151,915	$17,232,050	$865,754	$399,289	$1,341,781	$3,076,991

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable Global
	Aggressive Growth - Class II		Mid Cap Core - Class II		High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,177	$1,658	$15,753	$19,441	$6,679
Realized gain (loss) on investments	2,940,059	1,697,072	3,398,846	2,817,446	(570)
Change in net unrealized appreciation (depreciation) on investments	(3,452,679)	488,920	(3,087,229)	(1,371,408)	(12,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,443)	2,187,650	327,370	1,465,479	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,507,231	1,611,947	1,016,332	777,738	3,389
Transfers between variable and fixed accounts, net	4,009,404	4,003,910	(12,076,233)	5,412,501	131,548
Policy maintenance charges	(1,367,458)	(946,605)	(748,629)	(772,989)	(3,865)
Policy benefits and terminations	(358,187)	(214,873)	(544,412)	(1,849,125)	-
Policy loans and loan repayments (2)	(28,694)	(213,817)	262,423	466,415	(3,910)
Other (2)	4,930	9,315	5,195	13,936	12
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,767,226	4,249,877	(12,085,324)	4,048,476	127,174
NET INCREASE (DECREASE) IN NET ASSETS	4,270,783	6,437,527	(11,757,954)	5,513,955	120,845
NET ASSETS
Beginning of Year or Period	15,761,928	9,324,401	23,406,395	17,892,440	-
End of Year or Period	$20,032,711	$15,761,928	$11,648,441	$23,406,395	$120,845

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC (3)		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,595	$34,988	$-	$-	$65,435	$33,208
Realized gain (loss) on investments	(41,390)	17,825	150,594	49,898	324,113	2,620,193
Change in net unrealized appreciation (depreciation) on investments	(89,338)	(53,614)	(824,563)	37,053	(591,549)	(2,195,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,133)	(801)	(673,969)	86,951	(202,001)	458,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,806	26,264	554,446	375,556	419,065	398,931
Transfers between variable and fixed accounts, net	1,232,634	724,579	2,002,570	1,786,639	(1,824,424)	(411,480)
Policy maintenance charges	(126,050)	(15,215)	(281,152)	(205,541)	(337,623)	(391,347)
Policy benefits and terminations	(154,364)	-	(287,516)	(120,045)	(261,037)	(132,653)
Policy loans and loan repayments (2)	(3,084)	-	(34,212)	(2,587)	133,578	(4,519,146)
Other (2)	450	47	2,157	2,345	669	1,108
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,155,392	735,675	1,956,293	1,836,367	(1,869,772)	(5,054,587)
NET INCREASE (DECREASE) IN NET ASSETS	1,100,259	734,874	1,282,324	1,923,318	(2,071,773)	(4,596,585)
NET ASSETS
Beginning of Year or Period	734,874	-	4,842,087	2,918,769	7,506,229	12,102,814
End of Year or Period	$1,835,133	$734,874	$6,124,411	$4,842,087	$5,434,456	$7,506,229

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$970,932	$417,043	$990,516	$1,493,727	$12,220	$18,612
Realized gain (loss) on investments	118,373	57,635	2,124,748	(2,191,175)	12,043,523	9,063,140
Change in net unrealized appreciation (depreciation) on investments	(1,451,050)	(182,155)	(5,071,568)	(3,978,570)	(8,649,585)	(4,724,564)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(361,745)	292,523	(1,956,304)	(4,676,018)	3,406,158	4,357,188
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,926	1,594,078	2,915,430	2,878,303	2,093,008	2,077,144
Transfers between variable and fixed accounts, net	10,867,837	20,719,817	(1,249,558)	(1,259,565)	(5,169,991)	(699,967)
Policy maintenance charges	(2,255,521)	(721,546)	(1,966,491)	(2,188,214)	(1,548,652)	(1,580,443)
Policy benefits and terminations	(541,015)	(183,311)	(1,805,088)	(3,920,749)	(1,363,408)	(2,295,804)
Policy loans and loan repayments (1)	(56,678)	(100,534)	(184,130)	149,771	40,258	205,221
Other (1)	6,009	556	15,457	11,837	11,253	8,037
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	12,658,558	21,309,060	(2,274,380)	(4,328,617)	(5,937,532)	(2,285,812)
NET INCREASE (DECREASE) IN NET ASSETS	12,296,813	21,601,583	(4,230,684)	(9,004,635)	(2,531,374)	2,071,376
NET ASSETS
Beginning of Year	22,747,259	1,145,676	60,125,408	69,130,043	45,824,116	43,752,740
End of Year	$35,044,072	$22,747,259	$55,894,724	$60,125,408	$43,292,742	$45,824,116

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$374,475	$291,217	$-	$-
Realized gain (loss) on investments	7,661,949	6,768,261	3,355,759	3,660,425	(924,894)	3,590,528
Change in net unrealized appreciation (depreciation) on investments	(11,027,108)	(870,355)	(4,009,947)	(1,720,106)	549,689	(4,507,545)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,365,159)	5,897,906	(279,713)	2,231,536	(375,205)	(917,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,108,775	1,975,132	1,368,016	1,405,403	1,099,866	655,687
Transfers between variable and fixed accounts, net	224,628	(1,158,607)	1,813,420	996,321	(522,524)	(350,525)
Policy maintenance charges	(1,751,305)	(1,677,532)	(1,043,020)	(1,018,776)	(675,303)	(472,542)
Policy benefits and terminations	(1,237,512)	(2,986,748)	(696,727)	(724,432)	(550,541)	(333,544)
Policy loans and loan repayments (1)	(53,238)	(105,245)	27,674	194,478	52,756	74,316
Other (1)	17,037	2,103	10,608	19,867	3,657	8,600
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(691,615)	(3,950,897)	1,479,971	872,861	(592,089)	(418,008)
NET INCREASE (DECREASE) IN NET ASSETS	(4,056,774)	1,947,009	1,200,258	3,104,397	(967,294)	(1,335,025)
NET ASSETS
Beginning of Year	52,663,852	50,716,843	25,795,156	22,690,759	11,996,985	13,332,010
End of Year	$48,607,078	$52,663,852	$26,995,414	$25,795,156	$11,029,691	$11,996,985

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class (1)		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$538,119	$311,881	$1,550		$1,694	$838
Realized gain (loss) on investments	2,391,076	1,503,277	11,390		38,298	5,444
Change in net unrealized appreciation (depreciation) on investments	(4,904,619)	(65,314)	(7,026)		(35,805)	11,461
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,975,424)	1,749,844	5,914		4,187	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,318	733,633	28,561		19,414	13,054
Transfers between variable and fixed accounts, net	(2,489,394)	1,284,056	481,012		53,966	77,566
Policy maintenance charges	(630,708)	(552,942)	(14,574)		(13,204)	(7,951)
Policy benefits and terminations	(426,243)	(262,149)	-		-	(9,704)
Policy loans and loan repayments (2)	(118,440)	(123,646)	-		750	(565)
Other (2)	2,170	(144)	(513)		59	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,871,297)	1,078,808	494,486		60,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	(4,846,721)	2,828,652	500,400		65,172	90,143
NET ASSETS
Beginning of Year or Period	16,373,224	13,544,572	-		228,506	138,363
End of Year or Period	$11,526,503	$16,373,224	$500,400		$293,678	$228,506

			PIMCO Global
	Oppenheimer Global		Multi-Asset Managed		Royce Micro-Cap
	Fund/VA Service Shares		Allocation - Advisor Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$96,821	$146,784	$-	$-
Realized gain (loss) on investments	348,614	159,302	(69,150)	(156,337)	110,284	194,768
Change in net unrealized appreciation (depreciation) on investments	(481,187)	(128,203)	(42,335)	305,945	(341,751)	(269,842)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,392)	55,734	(14,664)	296,392	(231,467)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,804	267,961	400,953	517,867	159,458	147,913
Transfers between variable and fixed accounts, net	4,245,681	2,004,584	2,856	(1,561,769)	129,724	(63,076)
Policy maintenance charges	(231,036)	(127,520)	(397,988)	(415,425)	(99,246)	(95,970)
Policy benefits and terminations	(166,876)	(135,286)	(177,484)	(236,010)	(30,809)	(31,264)
Policy loans and loan repayments (2)	(41,886)	3,570	(7,213)	(8,519)	(10,938)	(51,717)
Other (2)	2,333	3,353	1,472	228	(102)	642
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,201,020	2,016,662	(177,404)	(1,703,628)	148,087	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	4,123,628	2,072,396	(192,068)	(1,407,236)	(83,380)	(168,546)
NET ASSETS
Beginning of Year	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year	$7,351,953	$3,228,325	$5,590,106	$5,782,174	$1,764,256	$1,847,636

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$847,925	$903,030	$11,522	$49,483
Realized gain (loss) on investments	3,278,239	2,203,129	2,516,447	7,486,949	(5,581,637)	446,759
Change in net unrealized appreciation (depreciation) on investments	3,313,467	2,608,564	(7,175,330)	(4,551,020)	(8,884,304)	(10,352,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,591,706	4,811,693	(3,810,958)	3,838,959	(14,454,419)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,645,243	3,446,862	4,208,765	3,480,695	2,452,897	2,495,416
Transfers between variable and fixed accounts, net	5,438,509	6,565,992	1,458,268	(9,827,339)	(174,020)	(2,776,971)
Policy maintenance charges	(3,180,936)	(2,384,935)	(2,478,465)	(2,418,469)	(1,675,689)	(2,057,519)
Policy benefits and terminations	(1,730,101)	(1,120,652)	(1,386,731)	(3,731,502)	(1,359,507)	(1,983,165)
Policy loans and loan repayments (1)	(295,421)	(116,630)	(141,001)	(7,159)	(39,250)	(96,736)
Other (1)	14,536	15,206	12,674	10,297	30,488	22,232
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,891,830	6,405,843	1,673,510	(12,493,477)	(765,081)	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	11,483,536	11,217,536	(2,137,448)	(8,654,518)	(15,219,500)	(14,252,931)
NET ASSETS
Beginning of Year	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year	$73,056,638	$61,573,102	$51,571,240	$53,708,688	$26,566,678	$41,786,178

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-12/31/2015	$9.72	34,481	$335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2015	$14.96	3,982,935	$59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
2015	$10.35	291,820	$3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2015	$10.70	1,221,751	$13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
2015	$60.90	1,229,387	$74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
2015	$55.89	1,549,397	$86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
2015	$10.23	172,565	$1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
2015	$64.75	3,983,159	$257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
2015	$12.72	5,175,943	$65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	331,740	$3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
2015	$18.84	2,641,820	$49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%)

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Dividend Growth
2015	$23.24	2,576,943	$59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
2015	$92.20	6,492,170	$598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
2015	$24.49	1,219,366	$29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
Growth
2015	$79.06	2,413,775	$190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%)
Large-Cap Growth
2015	$13.66	3,623,966	$49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
2015	$26.51	4,134,769	$109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	729,210	$12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%)
Main Street Core
2015	$90.07	2,018,936	$181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
2015	$38.15	2,499,895	$95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%)
Mid-Cap Growth
2015	$15.54	2,796,056	$43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	352,002	$9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%)

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Equity
2015	$23.87	714,514	$17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%)
Small-Cap Growth
2015	$20.69	1,043,414	$21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$30.23	6,366,800	$192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	1,525,317	$58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
2015	$12.71	237,150	$3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2015	$35.67	2,898,732	$103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%)
International Large-Cap
2015	$15.04	9,068,039	$136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%)
International Small-Cap
2015	$12.77	1,789,652	$22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%)
International Value
2015	$25.94	4,867,175	$126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%)
Health Sciences
2015	$51.74	1,342,279	$69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
2015	$63.27	1,405,768	$88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Technology
2015	$9.62	1,789,241	$17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
Absolute Return (4)
06/05/2015-12/31/2015	$9.65	4,081	$39,364	0.00%	0.00%	(2.70%)
Currency Strategies
2015	$10.54	47,174	$497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Equity Long/Short (4)
05/14/2015-12/31/2015	$11.60	453,903	$5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2015	$10.48	299,988	$3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2015	$16.20	325,544	$5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	1,355,447	$24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
2015	$19.66	1,407,429	$27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%)
Portfolio Optimization Conservative
2015	$11.67	1,409,870	$16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	3,984,749	$48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%)
Portfolio Optimization Moderate
2015	$12.48	17,370,619	$216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%)
Portfolio Optimization Growth
2015	$12.82	23,509,394	$301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	9,924,465	$127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
2015	$12.12	1,459,843	$17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2015	$15.79	645,029	$10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015-12/31/2015	$22.27	1,284,667	$28,611,778	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015-12/31/2015	$22.63	2,624,363	$59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015-12/31/2015	$20.16	3,216,948	$64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$18.38	1,128,066	$20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
BlackRock Global Allocation V.I. Class III
2015	$19.37	2,967,748	$57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-12/31/2015	$9.45	36,525	$345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-12/31/2015	$9.28	8,208	$76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-12/31/2015	$9.79	7,130	$69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-12/31/2015	$8.85	15,973	$141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2015	$11.60	28,744	$333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2015	$22.61	2,375,038	$53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
Fidelity VIP Freedom 2010 Service Class 2
2015	$13.49	130,571	$1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
Fidelity VIP Freedom 2015 Service Class 2
2015	$13.37	148,567	$1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	583,650	$7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	645,860	$8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	689,894	$8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	241,330	$3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2015	$13.66	186,129	$2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
2015	$12.85	127,155	$1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Growth Service Class 2
2015	$22.17	332,587	$7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$23.62	1,513,887	$35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	21,920,422	$219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$19.35	304,470	$5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	1,447,786	$16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2015	$11.86	3,133,530	$37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	175,726	$2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	533,026	$10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	1,576,129	$14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
Lazard Retirement Global Dynamic Multi Asset Service Class
2015	$10.13	85,433	$865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	95,010	$1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	987,201	$20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	655,123	$11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-12/31/2015	$9.09	13,290	$120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	184,261	$1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2015	$14.82	413,212	$6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	343,590	$5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
Lord Abbett Total Return Class VC
2015	$10.25	3,418,774	$35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2015	$32.20	1,736,068	$55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$45.91	943,079	$43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
III
2015	$66.40	732,052	$48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
V
2015	$24.86	1,086,046	$26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	624,822	$11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	794,088	$11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class (4)
07/13/2015-12/31/2015	$9.72	51,469	$500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2015	$13.27	22,139	$293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	602,661	$7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	584,822	$5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
2015	$11.08	159,296	$1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
T. Rowe Price Blue Chip Growth - II
2015	$25.27	2,891,214	$73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$17.22	2,995,626	$51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Van Eck VIP Global Hard Assets Initial Class
2015	$14.64	1,815,250	$26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following twelve Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Core Income	May 5, 2015	BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

American Funds IS Growth Fund Class 4	October 30, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

American Funds IS Growth-Income Fund Class 4	October 30, 2015	MFS Value Series - Service Class	July 13, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

  5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$463,367	$123,663
Diversified Bond	22,284,443	5,637,599
Floating Rate Income	2,760,323	2,194,060
Floating Rate Loan	1,745,606	3,618,238
High Yield Bond	12,509,561	22,885,346
Inflation Managed	4,677,097	11,394,915
Inflation Strategy	1,254,587	782,844
Managed Bond	8,993,768	32,141,549
Short Duration Bond	14,018,182	15,634,250
Emerging Markets Debt	1,306,313	1,651,546
Comstock	4,747,536	6,511,639
Dividend Growth	7,720,811	5,686,903
Equity Index	51,559,707	50,610,718
Focused Growth	7,269,078	6,436,945
Growth	6,329,953	22,500,892
Large-Cap Growth	6,821,192	6,375,000
Large-Cap Value	5,415,012	15,649,916
Long/Short Large-Cap	2,628,435	3,900,603
Main Street Core	6,121,730	18,226,844
Mid-Cap Equity	1,381,547	9,641,570
Mid-Cap Growth	2,878,244	6,238,968
Mid-Cap Value	3,170,678	6,404,160
Small-Cap Equity	2,076,043	2,401,226
Small-Cap Growth	-	4,813,451
Small-Cap Index	14,583,546	28,038,961
Small-Cap Value	6,640,377	11,511,587
Value Advantage	667,089	3,501,723
Emerging Markets	12,680,465	19,175,704
International Large-Cap	16,405,147	15,563,178
International Small-Cap	10,119,783	2,566,894
International Value	10,358,929	10,713,317
Health Sciences	12,535,010	12,845,862
Real Estate	15,368,048	33,692,217
Technology	4,474,858	2,877,728
Absolute Return (1)	57,030	16,926
Currency Strategies	223,022	233,215
Equity Long/Short (1)	5,312,545	16,778
Global Absolute Return	2,099,018	415,608
Pacific Dynamix - Conservative Growth	1,544,977	1,053,905
Pacific Dynamix - Moderate Growth	4,289,016	1,399,269
Pacific Dynamix - Growth	6,915,553	2,312,881
Portfolio Optimization Conservative	2,226,822	4,969,772
Portfolio Optimization Moderate-Conservative	3,851,270	4,327,140
Portfolio Optimization Moderate	10,896,695	28,381,156
Portfolio Optimization Growth	12,098,313	20,427,842
Portfolio Optimization Aggressive-Growth	10,485,104	11,118,613
Invesco V.I. International Growth Series II	11,239,633	1,589,789
American Century VP Mid Cap Value Class II	3,053,620	2,108,939
American Funds IS Asset Allocation Fund Class 4 (1)	30,225,932	771,409
American Funds IS Growth Fund Class 4 (1)	61,051,059	897,690
American Funds IS Growth-Income Fund Class 4 (1)	67,654,212	807,595
BlackRock Basic Value V.I. Class III	7,324,729	5,049,706
BlackRock Global Allocation V.I. Class III	8,678,165	6,142,846
BlackRock iShares Alternative Strategies V.I. Class I (1)	382,040	22,666

Variable Accounts	Purchases	Sales
BlackRock iShares Dynamic Allocation V.I. Class I (1)	$87,302	$6,419
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	89,025	17,021
BlackRock iShares Equity Appreciation V.I. Class I (1)	153,914	3,668
Dreyfus Appreciation Service Shares	194,270	131,305
Fidelity VIP Contrafund Service Class 2	10,030,366	9,718,543
Fidelity VIP Freedom 2010 Service Class 2	983,237	140,726
Fidelity VIP Freedom 2015 Service Class 2	411,521	560,399
Fidelity VIP Freedom 2020 Service Class 2	1,161,614	2,069,969
Fidelity VIP Freedom 2025 Service Class 2	3,125,429	1,991,190
Fidelity VIP Freedom 2030 Service Class 2	1,439,579	1,101,804
Fidelity VIP Freedom 2035 Service Class 2	1,047,701	302,165
Fidelity VIP Freedom 2045 Service Class 2	1,456,924	169,954
Fidelity VIP Freedom Income Service Class 2	447,137	236,684
Fidelity VIP Growth Service Class 2	1,962,365	3,445,402
Fidelity VIP Mid Cap Service Class 2	6,270,495	4,184,514
Fidelity VIP Government Money Market Service Class	140,424,285	91,403,047
Fidelity VIP Value Strategies Service Class 2	1,607,785	1,471,023
Templeton Foreign VIP Class 2	7,343,460	4,266,563
Templeton Global Bond VIP Class 2	6,926,041	6,781,218
GE Investments Total Return Class 3	731,960	297,694
Janus Aspen Series Enterprise Service Shares	8,021,976	3,088,679
Janus Aspen Series Overseas Service Shares	3,882,960	4,986,994
Lazard Retirement Global Dynamic Multi Asset Service Class	623,612	128,258
Lazard Retirement U.S. Strategic Equity Service Class	460,492	2,022,338
ClearBridge Variable Aggressive Growth - Class II	10,100,015	3,168,411
ClearBridge Variable Mid Cap Core - Class II	5,190,053	16,571,414
Western Asset Variable Global High Yield Bond - Class II (1)	152,734	18,881
Lord Abbett Bond Debenture Class VC	1,903,504	664,119
Lord Abbett Developing Growth Class VC	5,318,802	3,312,541
Lord Abbett Fundamental Equity Class VC	870,439	2,204,650
Lord Abbett Total Return Class VC	20,628,152	6,948,218
I	7,633,480	8,917,349
II	9,569,650	8,162,837
III	8,946,235	4,059,439
V	7,428,262	3,166,717
MFS New Discovery Series - Service Class	6,510,932	6,617,946
MFS Utilities Series - Service Class	5,590,830	6,979,544
MFS Value Series - Service Class (1)	895,597	395,191
Neuberger Berman Socially Responsive I Class	157,736	68,269
Oppenheimer Global Fund/VA Service Shares	5,406,382	810,247
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	991,821	1,072,397
Royce Micro-Cap Service Class	546,668	292,050
T.Rowe Price Blue Chip Growth - II	12,883,728	7,991,879
T.Rowe Price Equity Income - II	8,033,014	4,347,293
Van Eck VIP Global Hard Assets Initial Class	9,215,295	9,968,857

  (1) Operations commenced during 2015.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on SA-2, SA-3, and SA-4 were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	44,437	(9,956)	34,481
Diversified Bond	1,744,310	(641,983)	1,102,327	2,235,807	(740,158)	1,495,649
Floating Rate Income	271,730	(216,064)	55,666	391,924	(264,453)	127,471
Floating Rate Loan	243,036	(414,534)	(171,498)	623,567	(1,193,952)	(570,385)
High Yield Bond	538,081	(697,298)	(159,217)	569,468	(639,211)	(69,743)
Inflation Managed	224,152	(339,354)	(115,202)	372,474	(571,006)	(198,532)
Inflation Strategy	127,404	(83,372)	44,032	238,563	(245,770)	(7,207)
Managed Bond	651,197	(1,005,944)	(354,747)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	1,595,355	(1,721,758)	(126,403)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	141,459	(180,089)	(38,630)	146,310	(76,524)	69,786
Comstock	495,237	(580,118)	(84,881)	1,056,661	(909,214)	147,447
Dividend Growth	500,101	(411,571)	88,530	641,647	(762,568)	(120,921)
Equity Index	1,202,608	(1,197,963)	4,645	1,376,267	(1,388,187)	(11,920)
Focused Growth	422,986	(390,255)	32,731	234,143	(292,376)	(58,233)
Growth	230,606	(442,511)	(211,905)	266,040	(568,839)	(302,799)
Large-Cap Growth	793,337	(756,590)	36,747	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	535,256	(913,340)	(378,084)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	213,257	(287,987)	(74,730)	302,773	(192,134)	110,639
Main Street Core	189,226	(326,305)	(137,079)	416,629	(599,987)	(183,358)
Mid-Cap Equity	170,199	(383,612)	(213,413)	467,676	(772,951)	(305,275)
Mid-Cap Growth	411,957	(610,588)	(198,631)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	160,177	(276,545)	(116,368)	413,328	(443,554)	(30,226)
Small-Cap Equity	157,988	(170,644)	(12,656)	314,064	(238,570)	75,494
Small-Cap Growth	74	(210,197)	(210,123)	94,811	(595,245)	(500,434)
Small-Cap Index	876,061	(1,306,741)	(430,680)	952,895	(1,559,196)	(606,301)
Small-Cap Value	298,850	(422,632)	(123,782)	414,611	(565,826)	(151,215)
Value Advantage	55,337	(270,248)	(214,911)	464,488	(22,358)	442,130
Emerging Markets	635,665	(824,359)	(188,694)	990,350	(1,154,395)	(164,045)
International Large-Cap	2,138,251	(2,118,765)	19,486	1,864,641	(2,754,780)	(890,139)
International Small-Cap	984,028	(393,238)	590,790	693,203	(489,062)	204,141
International Value	840,830	(853,836)	(13,006)	842,194	(962,853)	(120,659)
Health Sciences	390,586	(406,717)	(16,131)	421,651	(384,142)	37,509
Real Estate	444,722	(728,342)	(283,620)	563,724	(720,198)	(156,474)
Technology	568,103	(412,009)	156,094	822,490	(878,326)	(55,836)
Absolute Return (1)	4,220	(139)	4,081
Currency Strategies	24,299	(25,414)	(1,115)	44,674	(7,471)	37,203
Equity Long/Short (1)	455,851	(1,948)	453,903
Global Absolute Return	207,926	(47,604)	160,322	49,957	(12,354)	37,603
Pacific Dynamix - Conservative Growth	104,836	(75,282)	29,554	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	321,064	(163,577)	157,487	535,446	(143,088)	392,358
Pacific Dynamix - Growth	416,600	(188,021)	228,579	446,306	(197,969)	248,337
Portfolio Optimization Conservative	236,771	(468,576)	(231,805)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	468,492	(504,550)	(36,058)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,840,017	(3,238,377)	(1,398,360)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	2,429,278	(3,057,288)	(628,010)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	1,222,344	(1,278,957)	(56,613)	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	973,009	(244,542)	728,467	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	201,406	(181,047)	20,359	302,413	(213,248)	89,165
American Funds IS Asset Allocation Fund Class 4 (1)	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	3,307,342	(90,394)	3,216,948

SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I. Class III	349,209	(377,755)	(28,546)	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	485,769	(569,879)	(84,110)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	14,841	(12,118)	2,723	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	368,153	(601,936)	(233,783)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	72,897	(12,051)	60,846	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	31,918	(45,605)	(13,687)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	84,855	(164,153)	(79,298)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	194,610	(129,615)	64,995	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	120,367	(109,389)	10,978	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	82,458	(33,736)	48,722	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	118,158	(30,375)	87,783	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	38,931	(24,995)	13,936	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	92,329	(175,307)	(82,978)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	145,511	(252,332)	(106,821)	187,363	(275,771)	(88,408)
Fidelity VIP Government Money Market Service Class (2)	29,850,316	(24,950,975)	4,899,341	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	93,385	(91,466)	1,919	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	590,422	(415,867)	174,555	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	543,227	(793,358)	(250,131)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	48,224	(25,286)	22,938	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	404,163	(212,950)	191,213	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	507,344	(681,437)	(174,093)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (2)	61,115	(14,909)	46,206	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	31,276	(142,292)	(111,016)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	511,103	(285,578)	225,525	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	328,177	(1,015,615)	(687,438)	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC (2)	187,397	(75,793)	111,604	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	358,580	(245,255)	113,325	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	46,845	(161,491)	(114,646)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	2,332,502	(1,118,329)	1,214,173	2,228,067	(141,251)	2,086,816
I	384,183	(441,977)	(57,794)	397,392	(520,489)	(123,097)
II	200,476	(332,520)	(132,044)	279,937	(336,173)	(56,236)
III	115,928	(124,832)	(8,904)	102,730	(163,950)	(61,220)
V	426,482	(371,372)	55,110	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	430,584	(470,800)	(40,216)	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	304,244	(471,691)	(167,447)	384,955	(318,000)	66,955
MFS Value Series - Service Class (1)	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	10,360	(5,367)	4,993	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	431,693	(103,386)	328,307	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	120,156	(138,683)	(18,527)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	45,013	(31,502)	13,511	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	875,919	(684,564)	191,355	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	622,030	(524,527)	97,503	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	704,174	(789,163)	(84,989)	540,640	(701,995)	(161,355)

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

SA-47

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2015 and 2014 and

for the years ended December 31, 2015, 2014 and 2013

and Independent Auditors’ Report

PL-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2016

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,

(In Millions)	2015	2014
ASSETS

Investments:

Fixed maturity securities available for sale, at estimated fair value	$38,725	$35,662

Equity securities available for sale, at estimated fair value	88	131

Fair value option securities	536	563

Mortgage loans (includes VIE assets of $1,800 and $750)	11,092	9,327

Policy loans	7,331	7,234

Other investments (includes VIE assets of $197 and $118)	2,024	1,905
TOTAL INVESTMENTS	59,796	54,822

Cash and cash equivalents (includes VIE assets of $7 and $7)	1,845	3,220

Restricted cash (includes VIE assets of $117 and $123)	265	266

Deferred policy acquisition costs	4,719	4,742

Aircraft, net (includes VIE assets of $713 and $869)	8,307	7,817

Other assets (includes VIE assets of $32 and $30)	3,229	2,985

Separate account assets	56,974	60,625

TOTAL ASSETS	$135,135	$134,477

LIABILITIES AND EQUITY

Liabilities:

Policyholder account balances	$41,359	$39,169

Future policy benefits	14,088	13,200

Debt (includes VIE debt of $1,813 and $1,079)	9,590	8,331

Other liabilities (includes VIE liabilities of $165 and $201)	3,438	3,410

Separate account liabilities	56,974	60,625
TOTAL LIABILITIES	125,449	124,735

Commitments and contingencies (Note 18)

Stockholder’s Equity:

Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30

Paid-in capital	1,012	982

Retained earnings	7,868	7,264

Accumulated other comprehensive income	688	1,362
Total Stockholder’s Equity	9,598	9,638

Noncontrolling interests	88	104
TOTAL EQUITY	9,686	9,742

TOTAL LIABILITIES AND EQUITY	$135,135	$134,477

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,

(In Millions)	2015	2014	2013
REVENUES

Policy fees and insurance premiums	$4,179	$3,414	$3,365

Net investment income	2,557	2,408	2,290

Net realized investment gain (loss)	234	(597)	586

OTTI, consisting of $102, $28 and $33 in total, net of $6, $4 and $6 recognized in OCI	(96)	(24)	(27)

Investment advisory fees	353	376	351

Aircraft leasing revenue	833	796	736

Other income	260	259	253
TOTAL REVENUES	8,320	6,632	7,554

BENEFITS AND EXPENSES

Policy benefits paid or provided	3,249	2,650	2,366

Interest credited to policyholder account balances	1,250	1,203	1,248

Commission expenses	1,200	398	1,354

Operating and other expenses	1,870	1,759	1,784
TOTAL BENEFITS AND EXPENSES	7,569	6,010	6,752

INCOME BEFORE PROVISION FOR INCOME TAXES	751	622	802

Provision for income taxes	149	102	131

Net income	602	520	671

Less: net (income) loss attributable to noncontrolling interests	2	3	(19)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$604	$523	$652

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,

(In Millions)	2015	2014	2013

NET INCOME	$602	$520	$671

Other comprehensive income (loss), net of tax:

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:

Unrealized holding gain (loss) arising during period	(710)	525	(754)

Reclassification adjustment for (gain) loss included in net income	41	(16)	(42)
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	(669)	509	(796)

Other, net	(5)	(5)	6

Other comprehensive income (loss)	(674)	504	(790)

Comprehensive income (loss)	(72)	1,024	(119)

Less: comprehensive (income) loss attributable to noncontrolling interests	2	3	(19)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	($70)	$1,027	($138)

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income (Loss)
(In Millions)	Common Stock	Paid-in Capital	Retained Earnings	Gain (Loss) On Derivatives and Unrealized Gain (Loss) On Securities Available for Sale, Net	Other, Net	Total Stockholder’s Equity	Noncontrolling Interests	Total Equity
BALANCES, JANUARY 1, 2013	$30	$982	$6,489	$1,661	($13)	$9,149	$419	$9,568

Comprehensive income (loss):

Net income			652			652	19	671

Other comprehensive loss				(796)	6	(790)		(790)

Total comprehensive income (loss)						(138)	19	(119)

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							(21)	(21)

Deconsolidation of VIEs							(380)	(380)
BALANCES, DECEMBER 31, 2013	30	982	6,941	865	(7)	8,811	37	8,848

Comprehensive income (loss):

Net income (loss)			523			523	(3)	520

Other comprehensive income (loss)				509	(5)	504		504

Total comprehensive income (loss)						1,027	(3)	1,024

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							70	70
BALANCES, DECEMBER 31, 2014	30	982	7,264	1,374	(12)	9,638	104	9,742

Comprehensive loss:

Net income (loss)			604			604	(2)	602

Other comprehensive loss				(669)	(5)	(674)		(674)

Total comprehensive loss						(70)	(2)	(72)

Assumption of noncontrolling interest (Note 7)		30				30	(30)	-

Change in equity of noncontrolling interests							16	16

BALANCES, DECEMBER 31, 2015	$30	$1,012	$7,868	$705	($17)	$9,598	$88	$9,686

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$602	$520	$671

Adjustments to reconcile net income to net cash provided by operating activities:

Net accretion on fixed maturity securities	(70)	(85)	(82)

Depreciation and amortization	466	450	438

Deferred income taxes	113	55	118

Net realized investment (gain) loss	(234)	597	(586)

Other than temporary impairments	96	24	27

Net change in deferred policy acquisition costs	290	(622)	352

Interest credited to policyholder account balances	1,250	1,203	1,248

Net change in future policy benefits	1,274	1,789	1,069

Other operating activities, net	348	(98)	223
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,135	3,833	3,478

CASH FLOWS FROM INVESTING ACTIVITIES

Fixed maturity and equity securities available for sale:

Purchases	(7,340)	(5,638)	(5,909)

Sales	552	1,535	1,279

Maturities and repayments	2,120	2,410	2,640

Purchases of fair value option securities		(498)

Repayments of mortgage loans	863	917	602

Fundings of mortgage loans and real estate	(1,750)	(1,243)	(1,345)

Funding of CMBS VIE mortgage loan	(1,050)	(750)

Proceeds from sale of real estate	3		405

Net change in policy loans	(97)	(79)	(157)

Terminations of derivative instruments, net	159	9	(35)

Proceeds from nonhedging derivative settlements	135	64	86

Payments for nonhedging derivative settlements	(295)	(344)	(628)

Net change in cash collateral received or pledged	(68)	131	(136)

Purchases of and advance payments on aircraft	(1,306)	(1,068)	(1,143)

Proceeds from sale of aircraft	168	266	380

Other investing activities, net	129	323	44
NET CASH USED IN INVESTING ACTIVITIES	(7,777)	(3,965)	(3,917)
(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES

Policyholder account balances:

Deposits	$6,075	$5,900	$6,223

Withdrawals	(5,419)	(4,957)	(5,894)

Net change in short-term debt	227	248	(272)

Issuance of long-term debt	1,041	147	1,661

Issuance of CMBS VIE debt	845	676

Partial retirement of surplus notes			(478)

Payments of long-term debt	(828)	(532)	(836)

Dividend to parent		(200)	(200)

Other financing activities, net	326	70	(21)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,267	1,352	183

Net change in cash and cash equivalents	(1,375)	1,220	(256)

Cash and cash equivalents, beginning of year	3,220	2,000	2,256

CASH AND CASH EQUIVALENTS, END OF YEAR	$1,845	$3,220	$2,000

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Income taxes paid (received), net	($99)	($250)	$160

Interest paid	$376	$324	$294

See Notes to Consolidated Financial Statements

PL-8

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2). These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop. Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•	The fair value of investments in the absence of quoted market values

•	Other than temporary impairment (OTTI) losses of investments

•	Application of the consolidation rules to certain investments

•	The fair value of and accounting for derivatives

•	Aircraft valuation and impairment

•	The capitalization and amortization of deferred policy acquisition costs (DAC)

•	The liability for future policyholder benefits

•	Income taxes

•	Reinsurance transactions

•	Litigation and other contingencies

Certain reclassifications have been made to the 2014 and 2013 consolidated financial statements to conform to the 2015 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2015 through March 8, 2016, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI). Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method. For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

PL-9

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives. Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired. If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security. If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings. If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows. In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value. Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities. The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain (loss). This accounting treatment will provide a partial offset to the impact of interest rate movements.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs. Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan. The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan. Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan. When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

PL-10

Other investments primarily consist of investments in partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds). Investments in partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4). As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager. The changes in estimated fair value for these assets are recognized in net investment income. Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI. Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain (loss).

Real estate investments are carried at depreciated cost, net of write-downs. For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits. The amortization of the original investment and the tax credits are recorded in the provision for income taxes.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value. If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain (loss). If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain (loss). The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis. For derivatives that are hedging securities, these amounts are included in net investment income. For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses. For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain (loss) on an accrual basis. Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain (loss), interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings. Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date. Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC. DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract. However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

PL-11

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts. Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization. DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves. DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance. Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins. The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.75% depending on the product. A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period. In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization. All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation. Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications. Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft. Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement. The Company evaluates carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable. The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired. Goodwill is included in other assets and decreased to $63 million as of December 31, 2015 from $101 million as of December 31, 2014 due to the sale of the Pacific Global Advisors LLC pension advisory business during 2015. There were no goodwill impairments recognized during the years ended December 31, 2015, 2014 and 2013.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements and guaranteed interest contracts (GICs), are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments. Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate. Interest credited to these contracts ranged from 0.2% to 9.1%.

PL-12

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses. Interest rates used in establishing such liabilities ranged from 0.9% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions. If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10). All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as an unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC. Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities. Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue. Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations. Interest rate assumptions ranged from 3.0% to 9.3%. Future dividends for participating business are provided for in the liability for future policy benefits. Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses. The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2015 and 2014, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits. Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, provide additional capacity for future growth and also assumes reinsurance agreements. As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company. The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

Reinsurance accounting is utilized for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue and benefit and expense accounts. Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage. Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities. Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.

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REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue. Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR. The timing of policy fee revenue recognition is determined based on the nature of the fees. Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust (formerly known as Pacific Life Funds), the investment vehicle for the Company’s mutual fund products and other funds. These fees are based upon the net asset value of the underlying portfolios and are recorded as earned. Related subadvisory expense is included in operating and other expenses.

Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses. The aircraft leases require payment in U.S. dollars. Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements. The Company has capital leases in the amount of $100 million and $50 million as of December 31, 2015 and 2014, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years. Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses. Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement. Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary. Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years. For this reason, the Company’s life insurance companies meeting this criterion file separate Federal income tax returns. Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis. A loss is recorded if probable and reasonably estimable. The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses. The Company does not record gain contingencies.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts. Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds. A

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separate account liability is recorded equal to the amount of separate account assets. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows. Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, which modifies the Accounting Standards Codification’s (Codification) Fair Value Measurement Topic. This ASU requires a reporting entity to exclude any investments for which fair value is measured using net asset value (NAV) as a practical expedient from the fair value hierarchy disclosures. In 2015, the Company early adopted this ASU and applied it retrospectively. This guidance only impacted financial statement disclosures (Note 12) and had no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, which modifies the Codification’s Comprehensive Income Topic. This ASU requires enhanced reporting of amounts reclassified out of accumulated other comprehensive income (AOCI) either on the face of the consolidated financial statements or in the notes to the consolidated financial statements. Nonpublic entities are required to report the effects of reclassifications on net income for annual reporting periods and to report information about the amounts reclassified out of AOCI by component for each reporting period for interim and annual reporting periods. The Company adopted this ASU in 2014 and has included the required annual disclosure in Note 13.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented in the statement of financial condition as a direct deduction from the associated debt liability. The guidance in the new standard is limited to the presentation of debt issuance costs and does not affect the recognition and measurement of debt issuance costs. The Company will adopt this ASU retrospectively on January 1, 2016 and adoption will result in a change in presentation of these costs on the consolidated statements of financial condition. Adoption in 2016 will result in a decrease to other assets and debt of $84 million for December 31, 2015.

In February 2015, the FASB issued ASU 2015-02, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain legal entities. All legal entities with which the Company is involved are subject to reevaluation under the revised consolidation model. The amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, and affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. The Company will adopt this ASU retrospectively on January 1, 2016. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, which clarifies the principles for recognizing revenue when it transfers promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled to in exchange for those goods and services. This ASU defines a five step process that identifies the various components of the revenue recognition process, identifying the performance obligation and when to recognize revenue when that performance obligation has been met. The Company will adopt this ASU retrospectively for the year ended December 31, 2018. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

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2.	STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic GIC reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP). The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees. This reserve amounted to $62 million and $61 million as of December 31, 2015 and 2014, respectively, and has been recorded by Pacific Life. The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors. As of December 31, 2015 and 2014, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $520 million, $635 million and $521 million for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus of Pacific Life was $7,762 million and $7,172 million as of December 31, 2015 and 2014, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities. As of December 31, 2015, Pacific Life’s total statutory reserve credit was $1,901 million, of which $1,249 million was supported by third-party letters of credit and note facilities. As of December 31, 2014, Pacific Life’s total statutory reserve credit was $1,702 million, of which $1,160 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits. Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska. Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031. The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont. The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting. As of December 31, 2015, the letter of credit amounted to $680 million and was held in a trust with Pacific Life as beneficiary. PAR Vermont admitted $677 million and $619 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $400 million. This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC. Through this facility, PBRC issued a surplus note with a maturity date of December 2043 and received a note receivable in return with a maturity date of December 2038. The note receivable is credit enhanced by a highly rated third-party reinsurer for 20 years with a five year extension. The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting. As of December 31, 2015 and 2014, the note receivable amounted to $159 million and $111 million, respectively, and was held in a trust with Pacific Life as beneficiary. PBRC admitted $159 million and $111 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

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Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp. The underlying reinsurance is comprised of coinsurance and YRT treaties. Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement). The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles. The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $413 million letter of credit issued to PLRB by highly rated third-party banks for the benefit of Pacific Life, which expires August 26, 2016. In connection with the acquisition and reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement and has also agreed to honor PLRB’s obligations to the letter of credit provider in the event of default.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance. PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life. Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis. On December 1, 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter. PARC is a wholly owned subsidiary of Pacific LifeCorp.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2015 and 2014, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp. Based on these restrictions and 2015 statutory results, Pacific Life could pay $608 million in dividends in 2016 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement. Pacific Life did not pay any dividends to Pacific LifeCorp during the year ended December 31, 2015. During the years ended December 31, 2014 and 2013, Pacific Life paid dividends to Pacific LifeCorp of $200 million each year.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2015 statutory results, PL&A could pay $39 million in dividends to Pacific Life in 2016 without prior regulatory approval. During the years ended December 31, 2015, 2014 and 2013, PL&A paid dividends to Pacific Life of $37 million, $35 million and $35 million, respectively.

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3.	CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997. The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $260 million and $265 million as of December 31, 2015 and 2014, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $268 million and $269 million as of December 31, 2015 and 2014, respectively. The net contribution to income from the Closed Block was zero, $3 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

4.	VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

The following table presents, as of December 31, 2015 and 2014, the consolidated assets and consolidated liabilities, which the Company has consolidated because it is the primary beneficiary:

	Consolidated VIEs
	Consolidated	Consolidated

	Assets	Liabilities

	(In Millions)
December 31, 2015:

Commercial mortgage-backed securities	$1,805	$1,525

Sponsored investment funds	204	10

Aircraft securitization	857	443

Total	$2,866	$1,978

December 31, 2014:

Commercial mortgage-backed securities	$750	$676

Sponsored investment funds	125	2

Aircraft securitization	1,022	602

Total	$1,897	$1,280

COMMERCIAL MORTGAGE-BACKED SECURITIES

Pacific Life has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE). The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs. The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $1,521 million and $676 million as of December 31, 2015 and 2014, respectively (included in CMBS VIE debt in Note 11).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers. Structured as limited partnerships, the Company has provided the initial cash and noncash investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history. Based on the design and operation of the limited partnership arrangements, the Company concluded that

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these legal entities are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary. It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of the limited partnerships. The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events. Short-term non-recourse debt consolidated by the Company was $10 million and $2 million as of December 31, 2015 and 2014, respectively (included in other VIE debt in Note 11). The line of credit has a $15 million borrowing capacity. The Company’s unfunded commitment to the limited partnerships was $75 million and $119 million as of December 31, 2015 and 2014, respectively.

AIRCRAFT SECURITIZATION

During 2005, Aviation Capital Group Corp., a wholly owned subsidiary of Pacific Life engaged in the acquisition and leasing of commercial aircraft (ACG), sponsored a financial asset securitization secured by aircraft. The transaction was classified as a VIE as the total equity investment at risk was insufficient to finance its activities without additional subordinated support. ACG receives ongoing compensation for its role as the remarketing and administrative agent and for various aircraft-related services.

ACG is the primary beneficiary of the securitization because it owns 100% of the equity and has a controlling financial interest in this VIE. As such, the securitization is included in the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $282 million and $401 million as of December 31, 2015 and 2014, respectively (included in ACG VIE debt in Note 11).

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary. The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities. Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Non-consolidated VIEs
		Maximum

	Carrying Amount	Exposure to Loss

	(In Millions)

December 31, 2015:

Fixed maturity securities	$56	$56

Mortgage loans	60	104

Other investments	847	1,316

Total	$963	$1,476

December 31, 2014:

Fixed maturity securities	$54	$54

Other investments	828	1,254

Total	$882	$1,308

FIXED MATURITY SECURITIES

The Company purchased primarily investment grade beneficial interests issued from bankruptcy-remote special purpose entities, which are collateralized by financial assets including corporate debt.

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

OTHER INVESTMENTS

The limited partnership investments include private equity funds and equity in real estate which are reported in other investments. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s equity investments in comparison to the original amount issued by the VIEs.

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OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor. The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale. The Company’s maximum exposure to loss for these investments is limited to its carrying amount. See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

5.	DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$4,742	$4,214	$4,329

Additions:

Capitalized during the year	544	608	621

Amortization:

Allocated to commission expenses	(806)	15	(955)

Allocated to operating expenses	(28)	(1)	(18)

Total amortization	(834)	14	(973)

Allocated to OCI	267	(94)	237

Balance, December 31	$4,719	$4,742	$4,214

During the years ended December 31, 2015, 2014 and 2013, the Company revised certain assumptions utilized to develop EGPs for its products subject to DAC amortization. This resulted in an increase in DAC amortization expense of $51 million for the year ended December 31, 2015 and decreases in DAC amortization expense of $39 million and $43 million for the years ended December 31, 2014 and 2013, respectively. The revised EGPs also resulted in increased URR amortization of $27 million for the year ended December 31, 2015 and decreased URR amortization of $128 million and $6 million for the years ended December 31, 2014 and 2013, respectively.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$667	$597	$638

Deferred costs capitalized during the year	17	29	38

Amortization of deferred costs	(101)	41	(79)

Balance, December 31	$583	$667	$597

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6.	INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges. The net carrying amount of equity securities available for sale represents cost adjusted for OTTI. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2015:

U.S. Government	$49	$8		$57

Obligations of states and political subdivisions	815	125	$2	938

Foreign governments	546	52	6	592

Corporate securities	31,727	1,630	691	32,666

RMBS	2,490	115	49	2,556

CMBS	796	24	7	813

Collateralized debt obligations	55	10		65

Other asset-backed securities	993	57	12	1,038

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

Perpetual preferred securities	$84	$6	$4	$86

Other equity securities	1	1		2

Total equity securities	$85	$7	$4	$88

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2014:

U.S. Government	$47	$9		$56

Obligations of states and political subdivisions	853	164		1,017

Foreign governments	591	70	$2	659

Corporate securities	27,275	2,592	148	29,719

RMBS	2,597	150	43	2,704

CMBS	626	32	1	657

Collateralized debt obligations	54	16		70

Other asset-backed securities	717	64	1	780

Total fixed maturity securities	$32,760	$3,097	$195	$35,662

Perpetual preferred securities	$127	$7	$9	$125

Other equity securities	1	5		6

Total equity securities	$128	$12	$9	$131

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The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2015, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)

Due in one year or less	$1,416	$25	$5	$1,436

Due after one year through five years	6,555	446	71	6,930

Due after five years through ten years	14,485	389	385	14,489

Due after ten years	10,681	955	238	11,398

	33,137	1,815	699	34,253
Mortgage-backed and asset-backed securities	4,334	206	68	4,472

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

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The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater. Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2015:
Obligations of states and political subdivisions	3	$134	$2
Foreign governments	10	62	6
Corporate securities	989	10,785	691
RMBS	101	972	49
CMBS	17	273	7
Other asset-backed securities	60	533	12

Total fixed maturity securities	1,180	12,759	767

Perpetual preferred securities	4	18	4
Other investments	4	18	5

Total other investments	8	36	9

Total	1,188	$12,795	$776

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

	(In Millions)				(In Millions)
December 31, 2015:

Obligations of states and political subdivisions	3	$134	$2

Foreign governments	7	43	5	3	$19	$1

Corporate securities	831	9,473	413	158	1,312	278

RMBS	31	467	5	70	505	44

CMBS	17	273	7

Other asset-backed securities	57	527	10	3	6	2

Total fixed maturity securities	946	10,917	442	234	1,842	325

Perpetual preferred securities	2	9	1	2	9	3

Other investments	4	18	5

Total other investments	6	27	6	2	9	3

Total	952	$10,944	$448	236	$1,851	$328

PL-23

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2014:
Foreign governments	3	$18	$2
Corporate securities	412	3,493	148
RMBS	80	630	43
CMBS	10	91	1
Other asset-backed securities	12	60	1

Total fixed maturity securities	517	4,292	195

Perpetual preferred securities	4	36	9
Other investments	2	14	1

Total other investments	6	50	10

Total	523	$4,342	$205

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)			(In Millions)
December 31, 2014:

Foreign governments				3	$18	$2

Corporate securities	229	$1,512	$55	183	1,981	93

RMBS	26	193	3	54	437	40

CMBS				10	91	1

Other asset-backed securities				12	60	1

Total fixed maturity securities	255	1,705	58	262	2,587	137

Perpetual preferred securities				4	36	9

Other investments	2	14	1

Total other investments	2	14	1	4	36	9

Total	257	$1,719	$59	266	$2,623	$146

The gross unrealized losses on available for sale securities and other investments in the tables above increased from $205 million as of December 31, 2014 to $776 million as of December 31, 2015. This increase is primarily due to increases in interest rates, general credit spread widening, and declines in the energy, metals and mining sectors, as a result of declining oil, natural gas, and commodity prices. Included in corporate securities above is a portion of the Company’s net exposure to fixed maturity securities in the energy, metals and mining sectors, which was $3.3 billion as of December 31, 2015, with a net unrealized loss of $247 million. As of December 31, 2015, 90% of investments in these sectors were investment grade.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary. The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

PL-24

The table below presents non-agency RMBS and CMBS by investment rating from independent rating agencies and vintage year of the underlying collateral as of December 31, 2015.

	Net Carrying Amount		Rating as % of	Vintage Breakdown
Rating		Estimated Fair Value	Net Carrying Amount	2004 and Prior	2005	2006	2007	2008 and Thereafter

	($ In Millions)

Prime RMBS:
AAA	$378	$376	26%					26%
AA	30	30	2%	2%
A	14	15	1%	1%
BAA	101	106	7%	5%	2%
BA and below	910	921	64%	12%	29%	19%	4%

Total	$1,433	$1,448	100%	20%	31%	19%	4%	26%

Alt-A RMBS:
AAA	$1	$1	0%
AA	26	27	7%	7%
A	12	13	3%	1%	2%
BAA	27	28	7%	4%	3%
BA and below	308	285	83%	14%	16%	23%	30%

Total	$374	$354	100%	26%	21%	23%	30%	0%

Sub-prime RMBS:
AAA	$14	$13	7%	7%
BAA	55	55	29%	29%
BA and below	119	118	64%	55%	7%	1%	1%

Total	$188	$186	100%	91%	7%	1%	1%	0%

CMBS:
AAA	$63	$67	8%					8%
AA	162	174	20%	7%				13%
A	388	390	49%					49%
BAA	147	146	18%					18%
BA and below	36	36	5%					5%

Total	$796	$813	100%	7%	0%	0%	0%	93%

Prime mortgages are loans made to borrowers with strong credit histories, whereas sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. Alt-A mortgage lending is the origination of residential mortgage loans to customers who have good credit ratings, but have limited documentation for their source of income or some other standard input used to underwrite the mortgage loan. The greater use of affordable mortgage products and relaxed underwriting standards by some originators for these loans has led to higher delinquency and loss rates, especially within the 2007 and 2006 vintage years.

PL-25

During 2015, the Company initiated a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements. The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities. All securities lending agreements are callable by the Company at any time. The contractual maturity on all securities lending arrangements is overnight and continuous. The following table presents the Company’s security loans outstanding and the corresponding collateral held:

December 31,
2015

(In Millions)

Security loans outstanding, estimated fair value (1)	$157
Reinvestment portfolio, estimated fair value (2)	161
Cash collateral liability (3)	161

(1)	Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.
(2)	The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and is included in cash and cash equivalents.
(3)	Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities	$1,688	$1,629	$1,550

Equity securities	4	5	27

Mortgage loans	582	451	434

Real estate	103	102	120

Policy loans	201	202	201

Partnerships and joint ventures	106	165	137

Other	37	21	10

Gross investment income	2,721	2,575	2,479

Investment expense	164	167	189

Net investment income	$2,557	$2,408	$2,290

PL-26

The components of net realized investment gain (loss) are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities:

Gross gains on sales	$26	$47	$70

Gross losses on sales	(8)	(14)	(7)

Total fixed maturity securities	18	33	63

Equity securities:

Gross gains on sales	5	7	34

Total equity securities	5	7	34

FVO securities and trading securities	(33)	69	2

Real estate	2	(1)	77

Variable annuity GLB embedded derivatives	60	(706)	1,144

Variable annuity GLB policy fees	209	199	195

Variable annuity derivatives - total return swaps	(21)	(96)	(469)

Variable annuity derivatives - futures	(46)	(96)	(43)

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Fixed indexed annuity derivatives - futures	(2)	21

Equity put options		(32)	(359)

Synthetic GIC policy fees	44	44	42

Foreign currency and interest rate swaps	25	26	(96)

Life indexed account embedded derivatives	51	(136)	(153)

Life indexed account derivatives - call options	(58)	126	154

Other	(15)	(28)	8

Net realized investment gain (loss)	$234	($597)	$586

PL-27

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total

Year ended December 31, 2015:	(In Millions)

Corporate securities	$70		$70

RMBS	2	$6	8

Perpetual preferred securities	9		9

OTTI - fixed maturity and equity securities	81	6	87

Mortgage loans	11		11

Other investments	4		4

Total OTTI	$96	$6	$102

Year ended December 31, 2014:

Corporate securities	$2		$2

RMBS	5	$4	9

Perpetual preferred securities	2		2

OTTI - fixed maturity and equity securities	9	4	13

Mortgage loans	14		14

Real estate	1		1

Total OTTI	$24	$4	$28

Year ended December 31, 2013:

Corporate securities	$11		$11

RMBS	7	$6	13

OTTI - fixed maturity securities	18	6	24

Real estate	9		9

Total OTTI	$27	$6	$33

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,

	2015	2014

	(In Millions)

Cumulative credit loss, January 1	$188	$217

Additions for credit impairments recognized on:

Securities previously other than temporarily impaired	2	4

Securities not previously other than temporarily impaired		1

Total additions	2	5

Reductions for credit impairments previously recognized on:

Securities due to an increase in expected cash flows and time value of cash flows	(3)	(5)

Securities sold		(29)

Total subtractions	(3)	(34)

Cumulative credit loss, December 31	$187	$188

PL-28

The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total

	(In Millions)

December 31, 2015:

Obligations of states and political subdivisions		$2	$2

Foreign governments		6	6

Corporate securities	$2	689	691

RMBS	35	14	49

CMBS		7	7

Other asset-backed securities		12	12

Total fixed maturity securities	$37	$730	$767

Perpetual preferred securities		$4	$4

Total equity securities	-	$4	$4

December 31, 2014:

Foreign governments		$2	$2

Corporate securities		148	148

RMBS	$34	9	43

CMBS		1	1

Other asset-backed securities		1	1

Total fixed maturity securities	$34	$161	$195

Perpetual preferred securities		$9	$9

Total equity securities	-	$9	$9

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Available for sale securities:

Fixed maturity	($1,648)	$1,380	($1,897)

Equity		(4)	11

Total available for sale securities	($1,648)	$1,376	($1,886)

Trading securities, included in other investments, totaled $209 million and $224 million as of December 31, 2015 and 2014, respectively. The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2015 and 2014 were ($2) million and $14 million, respectively. Net unrealized gain (loss) recognized in net realized investment gain (loss) on trading securities still held at the reporting date were ($4) million, $1 million and $2 million as of December 31, 2015, 2014 and 2013, respectively.

FVO securities consist of U.S. Government securities. FVO securities totaled $536 million and $563 million as of December 31, 2015 and 2014, respectively. The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain (loss) and was ($27) million and $66 million for the years ended December 31, 2015 and 2014, respectively. Interest income earned from FVO securities is recorded in net investment income and was $17 million and $8 million for the years ended December 31, 2015 and 2014, respectively.

PL-29

As of December 31, 2015 and 2014, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

Mortgage loans totaled $11,092 million and $9,327 million as of December 31, 2015 and 2014, respectively. Mortgage loans are collateralized by commercial properties primarily located throughout the U.S. As of December 31, 2015, $2,230 million, $1,686 million, $1,421 million, $1,330 million and $1,150 million were located in Texas, New York, California, Washington and District of Columbia, respectively. Included in the December 31, 2015 amount for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIE (Note 4). As of December 31, 2015, $283 million and $196 million were located in Canada and the United Kingdom (UK), respectively. The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2015 or 2014. As of December 31, 2015, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief. Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. See Note 12.

As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount. No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount. As of December 31, 2014, there were six loans with a book value of $62 million that were considered impaired. As the estimated fair value of the collateral on three of these loans was lower than their carrying amount, an impairment loss of $18 million (gross of reinsurance of $4 million) was recorded. No impairment loss was recorded on the other three loans since the estimated fair value of the collateral was higher than their carrying amount. Separately during 2014, one loan totaling $40 million was returned to the Company through a deed in lieu of foreclosure process and became a real estate property investment. As of December 31, 2013, there were two loans with a book value of $6 million that were considered impaired. As the estimated fair value of the collateral on these loans was higher than their carrying amount, no impairment loss was recorded.

PL-30

The following tables set forth mortgage loan credit levels as of December 31, 2015 and 2014 ($ In Millions):

	December 31, 2015
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$640	1.79	$143	1.24	$46	1.06			$829	1.65

Golf course	11	2.64	17	0.69	59	1.47	$55	0.87	142	1.23

Hotel/Lodging	718	2.12			175	0.70			893	1.84

Industrial							18	1.70	18	1.70

Mobile home park	195	2.49							195	2.49

Office	3,818	2.03					21	0.32	3,839	2.02

Office - VIE	750	3.00							750	3.00

Residential	6	1.44							6	1.44

Resort	478	2.94							478	2.94

Retail	1,613	2.22							1,613	2.22

Retail - VIE	1,050	1.14							1,050	1.14

Construction	1,279								1,279
Total mortgage loans	$10,558	2.09	$160	1.18	$280	0.92	$94	0.91	$11,092	2.03

	December 31, 2014
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$573	1.67	$164	1.07	$46	0.95			$783	1.50

Golf course	11	2.45	158	1.03	19	1.41	$1	1.04	189	1.15

Hotel/Lodging	905	1.96							905	1.96

Industrial							18	0.95	18	0.95

Mobile home park	117	2.29							117	2.29

Office	3,869	2.09					25	0.05	3,894	2.08

Office - VIE	750	3.11							750	3.11

Resort	479	3.24							479	3.24

Retail	1,168	1.89							1,168	1.89

Construction	1,024								1,024
Total mortgage loans	$8,896	2.19	$322	1.05	$65	1.08	$44	0.44	$9,327	2.12

Real estate investments totaled $345 million and $329 million as of December 31, 2015 and 2014, respectively. The Company had no real estate investment impairments during the year ended December 31, 2015. As of December 31, 2014, there were four properties with a book value prior to impairment measurement of $10 million that were considered impaired and an impairment loss of $1 million was recognized as the fair value of these properties was lower than their carrying amount. As of December 31, 2013, there were four properties with a book value prior to measurement of $20 million that were considered impaired and an impairment loss of $9 million was recognized as the fair value of these properties was lower than their carrying amount. See Note 12.

PL-31

7.	AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,

	2015	2014
	(In Millions)

Aircraft	$9,152	$8,453

Aircraft held by consolidated VIEs	1,097	1,307
	10,249	9,760
Accumulated depreciation	1,942	1,943
Aircraft, net	$8,307	$7,817

As of December 31, 2015, domestic and foreign future minimum rentals scheduled to be received under the noncancelable portion of leases are as follows (In Millions):

	2016	2017	2018	2019	2020	Thereafter
Domestic	$142	$130	$123	$120	$120	$300

Foreign	749	694	634	546	439	1,198

Total leases	$891	$824	$757	$666	$559	$1,498

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $189 million. The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million, $27 million, and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively. During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $181 million.

As of December 31, 2015 and 2014, aircraft under operating lease with a carrying amount of $2,871 million and $3,462 million, respectively, were assigned as collateral to secure debt (Notes 4 and 11).

During the years ended December 31, 2015, 2014 and 2013, aircraft impairments of $39 million, $37 million and $28 million, respectively, were recognized and included in operating and other expenses. See Note 12.

Three and nine aircraft were not subject to a signed lease or sales commitment, collectively representing approximately 1% and 2% of the carrying amount of aircraft as of December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015, 2014 and 2013, gain (loss) on the sale of aircraft of ($1) million, $8 million and $7 million, respectively, were recognized and included in other income. Aircraft held for sale totaled $244 million and $65 million as of December 31, 2015 and 2014, respectively, and are included in aircraft, net.

During 2006, ACG and a bank sponsored a 50/50 joint venture. As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary. During 2015, the non-recourse debt was paid off (Note 11) and ACG assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest. As a result, the noncontrolling interest related to this joint venture of $30 million was reduced to zero as of December 31, 2015.

See Note 18 for future aircraft purchase commitments.

8.	DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, equity risk, and credit risk. Derivative instruments are also used to manage the duration mismatch of assets and liabilities. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options. In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

PL-32

Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value in its consolidated statements of financial condition. The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions. These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers. These reinsurance arrangements are used to offset a portion of the Company’s exposure to the GLBs for the lives of the host variable annuity contracts issued. The ceded portion of these GLBs is considered an embedded derivative. The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the GLBs not covered by reinsurance. The Company utilizes total return swaps based upon the S&P 500 Index and the MSCI EAFE (Europe, Australasia and Far East) Index and exchange-traded equity futures based upon broad equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. The total return swaps provide periodic payments to the Company in exchange for the return of the S&P 500 and MSCI EAFE indices in the form of a payment or receipt, depending on whether the return relative to the index on trade date is positive or negative. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers a fixed indexed annuity product where interest is credited to the policyholder’s account balance based on equity index changes. A policyholder may allocate the contract’s net accumulated value to one or a combination of the following: fixed return account at a guaranteed interest rate to be no less than 1% for a specified period of time, one or two-year S&P 500 indexed account with caps, or one or two-year global indexed account with caps. The indexed products contain embedded derivatives. The Company utilizes exchange-traded equity futures based upon broad market indices and total return swaps based upon the MSCI EAFE index to economically hedge the credit paid to the policyholder on the underlying equity index.

The Company used equity put options to hedge equity and credit risks. These equity put options involved the exchange of either an upfront payment or periodic fixed rate payments for the return, at the end of the option agreement, of the equity index below a specified strike price.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives. The ERISA Plan uses the contracts in its stable value fixed income option. The Company receives a fee, recognized in net realized investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option. In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios. The estimated fair value of the derivative is zero as of December 31, 2015 and 2014.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon

PL-33

interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying index. Indexed accounts currently offered by the Company include: one-year S&P 500 indexed account currently capped at 8% to 11%, one-year S&P 500 indexed uncapped account currently with a 5% threshold, one-year international indexed account currently capped at 11%, two-year S&P 500 indexed account currently capped at 30% and five-year S&P 500 indexed uncapped account. The life insurance products with indexed accounts contain embedded derivatives.

The Company utilizes call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums and the settlements are recognized in net realized investment gain (loss).

The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2015	2014

	(In Millions)

Variable annuity GLB embedded derivatives	$31,562	$33,717

Variable annuity derivatives - total return swaps	1,683	1,445

Variable annuity derivatives - futures	888	758

Variable annuity derivatives - interest rate swaps	110	135

Fixed indexed annuity embedded derivatives	2,638	1,622

Fixed indexed annuity derivatives - total return swaps	12

Fixed indexed annuity derivatives - futures	410	152

Synthetic GICs	21,451	21,587

Foreign currency and interest rate swaps	1,225	2,721

Life indexed account embedded derivatives	3,251	2,421

Life indexed account derivatives - call options	3,528	2,519

Other	778	345

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps. Notional amounts for variable annuity GLB embedded derivatives represent deposits into variable annuity contracts covered by embedded derivative riders as a measurement of volume. 13.0% and 13.1% of these notional amounts are reinsured by third-party reinsurers as of December 31, 2015 and 2014, respectively. 4.1% of these notional amounts are reinsured by an affiliated reinsurer as of December 31, 2015 and 2014.

PL-34

The following table summarizes amounts recognized in net realized investment gain (loss) for derivatives not designated as a hedge. Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations. The amounts presented do not include the periodic net payments and amortization of $191 million, $288 million and $554 million for the years ended December 31, 2015, 2014 and 2013, respectively, which are recognized in net realized investment gain (loss).

	Amount of Gain (Loss)

	Recognized in

	Income on Derivatives
	Years Ended December 31,

	2015	2014	2013
	(In Millions)

Variable annuity derivatives - total return swaps	$2	$27	($96)

Equity put options		(23)	(259)

Foreign currency and interest rate swaps	67	1	(75)

Life indexed account derivatives - call options	59	206	208

Other	(5)		2

Embedded derivatives:

Variable annuity GLB embedded derivatives	60	(706)	1,144

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Life indexed account embedded derivatives	51	(136)	(153)

Other		(2)	(2)
Total	$229	($660)	$756

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates. These cash flows include those associated with existing assets and liabilities. The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 6 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $310 million and $453 million as of December 31, 2015 and 2014, respectively. The Company had gains recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of $7 million, $18 million and $42 million for the years ended December 31, 2015, 2014 and 2013, respectively. For the years ended December 31, 2015, 2014 and 2013, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

Hedge ineffectiveness related to cash flow hedges was zero, $1 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2015, 2014 and 2013. Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2015 and 2014.

PL-35

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded on the Company’s consolidated statements of financial condition at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral. The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2015	2014		2015	2014
	(In Millions)			(In Millions)

Derivatives designated as hedging instruments:

Foreign currency and interest rate swaps		$3	(1)
	$5		(5)	$12	$22	(5)
Total derivatives designated as hedging instruments	5	3		12	22

Derivatives not designated as hedging instruments:

Variable annuity derivatives - total return swaps	12	3	(1)	5	8	(1)
	3	3	(5)	2	4	(5)
Variable annuity derivatives - interest rate swaps	3	2	(1)	1	3	(1)
Foreign currency and interest rate swaps	108	34	(1)	8	20	(1)
	13	32	(5)	28	133	(5)
Life indexed account derivatives - call options	66	146	(1)	1		(1)
	19	48	(5)	1		(5)

Embedded derivatives:
Variable annuity GLB embedded derivatives (including reinsurance contracts)	190	204	(2)	1,200	1,274	(3)
Fixed indexed annuity embedded derivatives				167	110	(4)
Life indexed account embedded derivatives				191	278	(4)
Other				1		(2)
				7	3	(4)
				3	4	(5)
Total derivatives not designated as hedging instruments	414	472		1,615	1,837

Total derivatives	$419	$475		$1,627	$1,859

Location on the consolidated statements of financial condition:

(1) Other investments (2) Other assets (3) Future policy benefits (4) Policyholder account balances (5) Other liabilities

Cash collateral received from counterparties was $74 million and $132 million as of December 31, 2015 and 2014, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities. Cash collateral pledged to counterparties was $71 million and $61 million as of December 31, 2015 and 2014, respectively. A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities. Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received. If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

PL-36

As of December 31, 2015 and 2014, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $45 million and $24 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition. The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2015 and 2014, none of the collateral had been sold or repledged. As of December 31, 2015 and 2014, the Company provided collateral in the form of various securities with an estimated fair value of $5 million, which are included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities reported in the consolidated statements of financial condition (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral. Gross amounts include income or expense accruals. Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals. Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation. Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of Recognized Assets/Liabilities (1)	Gross Amounts Offset (2)	Net Amounts	Gross Amounts Not Offset - Asset Collateral	Net Amounts
	(In Millions)

December 31, 2015:

Derivative assets	$191	($125)	$66	($45)	$21

Derivative liabilities	107	(67)	40		40

December 31, 2014:

Derivative assets	$233	($191)	$42	($23)	$19

Derivative liabilities	202	(89)	113		113

(1)	As of December 31, 2015 and 2014, derivative assets include expense accruals of $22 million and $38 million, respectively, and derivative liabilities include expense accruals of $66 million and $12 million, respectively.
(2)	As of December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $4 million, respectively, and provided excess cash collateral of $1 million and zero, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties. The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis. Therefore, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties. In addition, the Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company currently pledges cash and securities to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements may also include collateral arrangements with derivative counterparties, which may require both the pledge and acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold.

The Company’s credit exposure is measured on a counterparty basis as the net positive aggregate estimated fair value, net of accrued income or expenses and collateral received, if any. The Company’s credit exposure for OTC derivatives as of December 31, 2015 was $20 million. The maximum exposure to any single counterparty was $6 million at December 31, 2015. All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

PL-37

The Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty. If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions. The aggregate estimated fair value of all OTC derivative instruments with credit risk related contingent features that were in a liability position on December 31, 2015, was $31 million for which the Company has posted collateral of $14 million. If certain of the Company’s financial strength ratings were to fall one notch as of December 31, 2015, the Company would have been required to post an additional $7 million of collateral to its counterparties.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives. As of December 31, 2015, the Company’s financial strength ratings were above the specified level.

9.	POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,

	2015	2014
	(In Millions)

UL	$25,812	$24,642

Annuity and deposit liabilities	14,894	13,310

Funding agreements	295	714

Life indexed account embedded derivatives	191	278

Fixed indexed annuity embedded derivatives	167	110

GICs		115
Total	$41,359	$39,169

FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,

	2015	2014
	(In Millions)

Annuity reserves	$7,620	$7,725

Policy benefits payable	2,773	2,206

Variable annuity GLB embedded derivatives	1,200	1,274

URR	1,138	818

Life insurance	970	833

Closed Block liabilities	268	266

Other	119	78
Total	$14,088	$13,200

PL-38

10.	SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). These contracts also include various types of GMDB and GLB features. For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years. Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return. In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features. The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting at age 59.5, regardless of market performance. The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,

	2015	2014
	($ In Millions)

Return of net deposits

Separate account value	$49,682	$53,187

Net amount at risk (1)	1,083	581

Average attained age of contract holders	66 years	65 years

Anniversary contract value

Separate account value	$13,835	$15,206

Net amount at risk (1)	930	536

Average attained age of contract holders	67 years	66 years

Minimum return

Separate account value	$884	$995

Net amount at risk (1)	449	406

Average attained age of contract holders	71 years	70 years

(1)	Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

PL-39

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,

	2015	2014	2015	2014

	GMIB		GMWBL
	($ In Millions)		($ In Millions)

Separate account value	$1,755	$2,027	$5,422	$5,220

Net amount at risk (1)	265	183	431	119

Average attained age of contract holders	62 years	61 years	66 years	65 years

(1)	GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31. GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,

	2015	2014	2015	2014	2015	2014

	GMDB		GMIB		GMWBL
	(In Millions)		(In Millions)		(In Millions)

Balance, beginning of year	$5		$25	$18	$21	$11

Changes in reserves	15	$15	18	10	32	10

Benefits paid	(11)	(10)	(3)	(3)

Balance, end of year	$9	$5	$40	$25	$53	$21

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,

	2015	2014

	(In Millions)

Asset type

Equity	$30,300	$32,496

Bonds	15,666	17,143

Money market	319	259

Other	3,619	3,495

Total separate account value	$49,904	$53,393

PL-40

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments. The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC. The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)

Balance, January 1, 2013	$279	$105	$174

Incurred guaranteed benefits	40	(5)	45

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2013	312	100	212

Incurred guaranteed benefits	111	26	85

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2014	416	126	290

Incurred guaranteed benefits	142	29	113

Paid guaranteed benefits	(1)		(1)

Balance, December 31, 2015	$557	$155	$402

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,

	2015	2014

	($ In Millions)

Net amount at risk (1)	$16,905	$17,230

Average attained age of policyholders	59 years	58 years

(1)	Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

PL-41

11.	DEBT

Debt consists of the following:

	December 31,

	2015	2014

	(In Millions)

Short-term debt:

Credit facility recourse only to ACG	$485	$266

Other VIE debt (Note 4)	10	2

Total short-term debt	$495	$268

Long-term debt:

Surplus notes	$1,771	$1,771

Fair value hedge adjustments - terminated interest rate swap agreements	271	277

Note payable to Pacific LifeCorp	15

Non-recourse long-term debt:

Debt recourse only to ACG	5,021	4,525

ACG non-recourse debt		307

Other non-recourse debt	214	106

ACG VIE debt (Note 4)	282	401

CMBS VIE debt (Note 4)	1,521	676

Total long-term debt	$9,095	$8,063

SHORT-TERM DEBT

Pacific Life maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2015 and 2014. In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in October 2019 that will serve as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2015 and 2014. As of and during the year ended December 31, 2015, Pacific Life was in compliance with the debt covenants related to these facilities.

The Company maintains reverse repurchase lines of credit with various financial institutions. These borrowings are at variable rates of interest based on collateral and market conditions. There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2015 and 2014.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka. Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations. The Company had estimated available eligible collateral of $1.8 billion as of December 31, 2015. Interest is at variable or fixed rates. The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2015 and 2014.

PL&A is a member of the FHLB of San Francisco. PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations. PL&A had estimated available eligible collateral of $46 million as of December 31, 2015. Interest is at variable or fixed rates. PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2015 and 2014.

ACG has revolving credit agreements with banks for a $1,165 million borrowing capacity. Interest on these loans is at variable rates, payable monthly and ranged from 1.9% to 2.1% as of December 31, 2015 and was 1.9% as of December 31, 2014. The facilities expire at various dates ranging from 2017 to 2019. There was $485 million and $266 million outstanding in connection with these revolving credit agreements as of December 31, 2015 and 2014, respectively. These credit agreements are recourse only to ACG.

PL-42

During 2015, ACG entered into a loan facility with several Japanese banks that is denominated in Japanese yen with a U.S. dollar equivalent of approximately $192 million as of December 31, 2015. Interest is at variable rates. ACG has not drawn on the loan facility as of December 31, 2015. This loan facility is recourse only to ACG.

LONG-TERM DEBT

Pacific Life has $677 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 9.25%, maturing on June 15, 2039. Interest is payable semiannually on June 15 and December 15. Pacific Life may redeem these surplus notes at its option, subject to the approval of the NE DOI for such optional redemption. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. On January 22, 2013, Pacific Life, with the approval of the NE DOI, exercised its early settlement right and repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes. The partial retirement of these surplus notes was accounted for as an extinguishment of debt and the related amortization of fair value hedge adjustments (see below) of $112 million and the premium paid of $155 million were recognized in interest expense during the year ended December 31, 2013. During 2011, Pacific Life terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments of $364 million were recorded as of the termination date and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 6.4%. Total unamortized fair value hedge adjustments were $231 million and $234 million as of December 31, 2015 and 2014, respectively.

Pacific Life has $150 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 7.9%, maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. During 2011, Pacific Life terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments of $56 million as of the termination date were recorded and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 4.0%. Total unamortized fair value hedge adjustments were $40 million and $43 million as of December 31, 2015 and 2014, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on February 5, 2020. The carrying amount outstanding as of December 31, 2015 and 2014 was $450 million.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million. The original issue discount of $6 million is being amortized over the life of this surplus note. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on January 25, 2043. The carrying amount outstanding as of December 31, 2015 and 2014 was $494 million.

In November 2015, Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, entered into a promissory note with Pacific LifeCorp to borrow up to $50 million. As of December 31, 2015, $15 million was outstanding on the note with an interest rate of 3.8% and matures on December 31, 2017.

ACG enters into various secured loans that are guaranteed by the U.S. Export-Import bank or by the European Export Credit Agencies. Interest on these loans is payable quarterly and ranged from 0.6% to 3.9% as of December 31, 2015 and 0.5% to 4.1% as of December 31, 2014. As of December 31, 2015, $1,342 million was outstanding on these loans with maturities ranging from 2016 to 2024. As of December 31, 2014, $1,512 million was outstanding on these loans. These loans are recourse only to ACG.

ACG enters into various senior unsecured notes and loans with third-parties. Interest on these notes and loans is payable quarterly or semi-annually and ranged from 1.2% to 7.2% as of December 31, 2015 and 2014. As of December 31, 2015, $3,679 million was outstanding on these notes and loans with maturities ranging from 2016 to 2025. As of December 31, 2014, $3,013 million was outstanding on these notes and loans. These notes and loans are recourse only to ACG.

ACG had a secured facility to finance aircraft. Interest on this facility accrued at variable rates, was payable monthly and was 3.6% as of December 31, 2014. As of December 31, 2014, $307 million was outstanding on this facility. This debt was paid off in December 2015 (Note 7). This facility was non-recourse to the Company.

PL-43

Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties. Interest on these loans accrues at fixed and variable rates and is payable monthly. Fixed rates were 3.6% as of December 31, 2015 and ranged from 3.6% to 5.4% as of December 31, 2014. The variable rates ranged from 1.7% to 2.6% as of December 31, 2015 and were 2.4% as of December 31, 2014. As of December 31, 2015, there was $161 million outstanding on these loans with maturities ranging from 2016 to 2019. As of December 31, 2014, there was $106 million outstanding on these loans. All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2015, the Company has a secured borrowing of $53 million due to an unrelated third-party. Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026. The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2015, the Company was in compliance with all its debt covenants.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Notes	Debt	Other

	Surplus	Payable to	Recourse	Non-recourse

	Notes	Pacific LifeCorp	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)

2016			$787	$25	$812

2017		$15	342	47	404

2018			1,374	56	1,430

2019			170	36	206

2020	$450		959	50	1,459

Thereafter	1,321		1,389		2,710

Total	$1,771	$15	$5,021	$214	$7,021

The table above excludes VIE debt and fair value hedge adjustments.

12.	ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value. The determination of estimated fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

PL-44

The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2015 and 2014.

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2015:

Assets:

U.S. Government		$57				$57

Obligations of states and political subdivisions		909	$29			938

Foreign governments		584	8			592

Corporate securities		31,046	1,620			32,666

RMBS		2,405	151			2,556

CMBS		759	54			813

Collateralized debt obligations			65			65

Other asset-backed securities		719	319			1,038

Total fixed maturity securities	-	36,479	2,246	-	-	38,725

Perpetual preferred securities		86				86

Other equity securities	$2					2

Total equity securities	2	86	-	-	-	88

FVO securities		536				536

Other investments:

Trading securities	4	205				209

Other investments (2)	3	147	5			155

Other investments measured at NAV (3)						74

Total other investments carried at fair value	7	352	5	-	-	438

Derivatives:

Foreign currency and interest rate swaps		129		$129	($27)	102

Equity derivatives			100	100	(28)	72

Embedded derivatives			190	190		190

Total derivatives	-	129	290	419	(55)	364

Separate account assets:

Separate account assets	56,632	114				56,746

Separate account assets measured at NAV (3)						228

Total separate account assets carried at fair value (4)	56,632	114	-	-	-	56,974

Total	$56,641	$37,696	$2,541	$419	($55)	$97,125

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$49		$49	($27)	$22

Equity derivatives			$9	9	(28)	(19)

Embedded derivatives			1,569	1,569		1,569

Total	-	$49	$1,578	$1,627	($55)	$1,572

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				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2014:

Assets:

U.S. Government		$56				$56

Obligations of states and political subdivisions		988	$29			1,017

Foreign governments		603	56			659

Corporate securities		27,903	1,816			29,719

RMBS		2,690	14			2,704

CMBS		653	4			657

Collateralized debt obligations			70			70

Other asset-backed securities		492	288			780

Total fixed maturity securities	-	33,385	2,277	-	-	35,662

Perpetual preferred securities		125				125

Other equity securities	$2		4			6

Total equity securities	2	125	4	-	-	131

FVO securities		563				563

Other investments:

Trading securities	74	145	5			224

Other investments (2)	2	126	5			133

Other investments measured at NAV (3)						57

Total other investments carried at fair value	76	271	10	-	-	414

Derivatives:

Foreign currency and interest rate swaps		71		$71	($55)	16

Equity derivatives			200	200	(59)	141

Embedded derivatives			204	204		204

Total derivatives	-	71	404	475	(114)	361

Separate account assets:

Separate account assets	60,254	112	5			60,371

Separate account assets measured at NAV (3)						203

Total separate account assets carried at fair value (4)	60,254	112	5	-	-	60,574

Total	$60,332	$34,527	$2,700	$475	($114)	$97,705

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$178		$178	($55)	$123

Equity derivatives			$12	12	(59)	(47)

Embedded derivatives			1,669	1,669		1,669

Total	-	$178	$1,681	$1,859	($114)	$1,745

(1)	Netting adjustments represent the impact of offsetting asset and liability positions on the consolidated statements of financial condition held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

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(2)	Excludes investments accounted for under the equity and cost methods of accounting.
(3)	In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.
(4)	Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is reflected in the separate account liabilities. Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts. Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value. The following table lists information regarding these investments as of December 31, 2015.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
($ In Millions)

Hedge funds	$51	Monthly - 19%	None to 1 year	30 – 92 days
		Quarterly - 66%
		Semi-Annually - 4%
		Annually - 11%

Private equity funds	23	None	N/A	N/A	$54

Separate account hedge funds	228	Monthly - 31%	None to 7 years	5 – 125 days
		Quarterly - 50%
		Annually - 19%

Total assets measured at NAV	$302				$54

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date. This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process. The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

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For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available. Securities priced by the matrix model are primarily comprised of private placement securities. Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service. The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available. Generally, this includes using an actively-traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate. Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value. Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market. These non-marketable equity securities are classified as Level 3 assets. Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

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Excluding embedded derivatives, as of December 31, 2015, all of the OTC derivatives based upon notional values were priced by valuation models. A credit valuation analysis was performed for all derivative positions to measure the risk that the counterparties to the transaction will be unable to perform under the contractual terms (nonperformance risk) and was determined to be immaterial as of December 31, 2015.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts. These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations. A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items. As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3. Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants. Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•	Behavior risk margin: This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience. This component includes assumptions about withdrawal utilization and lapse rates.

•	Mortality risk margin: This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•	Credit standing adjustment: This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities. The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

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LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers

	January 1,	Included in	Included in	In to	Out of				December 31,

	2015	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2015
	(In Millions)

Obligations of states and political subdivisions	$29								$29

Foreign governments	56		($2)		($44)			($2)	8

Corporate securities	1,816	$14	(109)	$163	(292)	$252	($3)	(221)	1,620

RMBS	14		(2)		(106)	265		(20)	151

CMBS	4					51		(1)	54

Collateralized debt obligations	70	1	(6)						65

Other asset-backed securities	288		(4)	6	(65)	135		(41)	319

Total fixed maturity securities	2,277	15	(123)	169	(507)	703	(3)	(285)	2,246

Other equity securities	4	5	(4)				(5)		-

Total equity securities	4	5	(4)	-	-	-	(5)	-	-

Trading securities	5				(6)	8	(6)	(1)	-

Other investments	5								5

Derivatives, net: (2)

Equity derivatives	188	60						(157)	91

Embedded derivatives	(1,465)	106				(207)		187	(1,379)

Total derivatives	(1,277)	166	-	-	-	(207)	-	30	(1,288)

Separate account assets (3)	5				(6)	2	(1)		-

Total	$1,019	$186	($127)	$169	($519)	$506	($15)	($256)	$963

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		Total Gains or Losses		Transfers	Transfers
	January 1, 2014	Included in Earnings	Included in OCI	In to Level 3 (1)	Out of Level 3 (1)	Purchases	Sales	Settlements	December 31, 2014
	(In Millions)

Obligations of states and political subdivisions	$47		$4		($21)			($1)	$29

Foreign governments	77		4	$1	(37)	$15		(4)	56

Corporate securities	1,649	$31	46	241	(288)	362	($61)	(164)	1,816

RMBS	93	(1)	4	15	(65)	19	(46)	(5)	14

CMBS	10				(5)			(1)	4

Collateralized debt obligations	83	4						(17)	70

Other asset-backed securities	314	3	5	3	(48)	101		(90)	288

Total fixed maturity securities	2,273	37	63	260	(464)	497	(107)	(282)	2,277

Other equity securities	5		(1)						4

Total equity securities	5	-	(1)	-	-	-	-	-	4

Trading securities	3			2	(5)	23	(18)		5

Other investments	12					1		(8)	5

Derivatives, net: (2)

Equity derivatives	11	209						(32)	188

Embedded derivatives	(647)	(872)				(130)		184	(1,465)

Total derivatives	(636)	(663)	-	-	-	(130)	-	152	(1,277)

Separate account assets (3)	5			1			(1)		5

Total	$1,662	($626)	$62	$263	($469)	$391	($126)	($138)	$1,019

(1)	Transfers in and/or out are recognized at the end of each quarter.
(2)	Excludes derivative net settlements of ($140) million and ($214) million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss). Excludes synthetic GIC policy fees of $44 million in 2015 and 2014 that are recorded in net realized investment gain (loss). Excludes embedded derivative policy fees of $209 million and $199 million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss).
(3)	Included in earnings of separate account assets are realized/unrealized gain (loss) that are offset by corresponding amounts in separate account liabilities, which results in a net zero impact on earnings for the Company.

During the years ended December 31, 2015 and 2014, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information. During the years ended December 31, 2015 and 2014, the Company did not have any significant transfers between Levels 1 and 2.

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Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2015:	(In Millions)

Corporate securities	$20	$5	($11)	$14

Collateralized debt obligations	1			1

Total fixed maturity securities	21	5	(11)	15

Other equity securities		5		5

Total equity securities	-	5	-	5

Equity derivatives		60		60

Embedded derivatives		106		106

Total derivatives	-	166	-	166

Total	$21	$176	($11)	$186

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2014:	(In Millions)

Corporate securities	$24	$9	($2)	$31

RMBS		(1)		(1)

Collateralized debt obligations	4			4

Other asset-backed securities	3			3

Total fixed maturity securities	31	8	(2)	37

Equity derivatives		209		209

Embedded derivatives		(872)		(872)

Total derivatives	-	(663)	-	(663)

Total	$31	($655)	($2)	($626)

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,

	2015	2014

	(In Millions)

Derivatives, net: (1)

Equity derivatives	$37	$154
Embedded derivatives	103	(830)

Total derivatives	$140	($676)

(1)	Amounts are recognized in net realized investment gain (loss).

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2015 ($ In Millions).

	Estimated Fair Value Asset (Liability)	Predominant Valuation Method	Significant Unobservable Inputs	Range (Weighted Average)
Obligations of states and political subdivisions	$29	Discounted cash flow	Spread (1)	290-294 (293)

Foreign governments	8	Discounted cash flow	Spread (1)	122

Corporate securities	1,620	Discounted cash flow	Spread (1)	64-6410 (454)

		Collateral value (3)	Collateral value	45-123 (89)

		Market pricing	Quoted prices (2)	22-116 (99)

RMBS	151	Market pricing	Quoted prices (2)	100-101 (100)

CMBS	54	Discounted cash flow	Spread (1)	151-537 (297)

			Prepayment rate	0%

			Default rate	0%

			Severity	0%

Collateralized debt obligations	65	Market pricing	Quoted prices (2)	72-88 (84)

Other asset-backed securities	319	Discounted cash flow	Spread (1)	67-471 (148)

		Market pricing	Quoted prices (2)	74-121 (100)

		Cap at call price	Call price	100

Other investments	5	Redemption value (4)	Redemption value	100

Equity derivatives	91	Option pricing model	Equity volatility	13% - 47% (17%)

Embedded derivatives (5)	(1,379)	Option pricing techniques	Equity volatility	12% - 47%

			Mortality:

			Ages 0-40	0.01% - 0.18%

			Ages 41-60	0.06% - 0.55%

			Ages 61-120	0.39% - 100%

			Mortality improvement	0% - 1.50%

			Withdrawal utilization	0% - 80%

			Lapse rates	0% - 100%

			Credit standing adjustment	0.55% - 1.94%

Total	$963

(1)	Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.
(2)	Independent third-party quotations were used in the determination of estimated fair value.
(3)	Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.
(4)	Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.
(5)	This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products. Since the valuation methodology for the embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

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NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above. The amounts below relate to certain assets measured at estimated fair value during the year.

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Carrying Value	Estimated Fair		Carrying Value	Estimated Fair
	Prior to	Value After		Prior to	Value After
	Measurement	Measurement	Impairment	Measurement	Measurement	Impairment

	(In Millions)

Mortgage loans	$36	$24	($12)	$62	$44	($18)

Other investments	19	15	(4)	10	9	(1)

Aircraft	191	152	(39)	203	166	(37)

MORTGAGE LOANS

The estimated fair value after measurement was based on the valuation of the underlying real estate collateral net of estimated costs to sell. These loans were classified as Level 3 assets. The impairment loss is gross of ceded reinsurance of $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

OTHER INVESTMENTS

The estimated fair value after measurement for real estate investments is determined using a combination of the present value of the expected future cash flows and comparable sales. The estimated fair value after measurement for investments in limited partnerships is based on the equity provided by the underlying investment managers. The investments are classified as Level 3 assets.

AIRCRAFT

The estimated fair value after measurement is based on the present value of the future cash flows, which can include contractual lease payments, projected future lease payments, estimated residual value and estimated sales price. Projected future lease payments are based upon current contracted lease rates for similar aircraft and industry trends. These assets are classified as Level 3.

The Company did not have any other nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2015 and 2014. The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

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The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2015		December 31, 2014

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Millions)

Assets:

Mortgage loans	$11,092	$11,623	$9,327	$10,031

Policy loans	7,331	7,331	7,234	7,234

Other investments	209	251	199	238

Cash and cash equivalents	1,845	1,845	3,220	3,220

Restricted cash	265	265	266	266

Liabilities:

Funding agreements and GICs	295	290	829	881

Annuity and deposit liabilities	14,894	14,894	13,310	13,310

Short-term debt	495	495	268	268

Long-term debt	9,095	9,519	8,063	8,643

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2015 and 2014:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting. The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS AND GICs

The estimated fair value of funding agreements and GICs is estimated using the rates currently offered for deposits of similar remaining maturities.

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ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest. The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates. The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

13.	OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity. The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized Gain (Loss) on Securities Available for Sale, Net (1)		Gain (Loss) on Derivatives	Other, Net	Total Accumulated Other Comprehensive Income (Loss)

	(In Millions)

Balance, January 1, 2013	$1,630		$31	($13)	$1,648

Change in OCI before reclassifications	(1,200	) (2)	42	6	(1,152)

Income tax (expense) benefit	419		(15)		404

Amounts reclassified from AOCI	(79)		14		(65)

Income tax expense (benefit)	28		(5)		23

Balance, December 31, 2013	798		67	(7)	858

Change in OCI before reclassifications	790	(3)	18	(7)	801

Income tax (expense) benefit	(276)		(7)	2	(281)

Amounts reclassified from AOCI	(31)		6		(25)

Income tax expense (benefit)	11		(2)		9

Balance, December 31, 2014	1,292		82	(12)	1,362

Change in OCI before reclassifications	(1,097	) (4)	7	(8)	(1,098)

Income tax (expense) benefit	384		(4)	3	383

Amounts reclassified from AOCI	63				63

Income tax benefit	(22)				(22)

Balance, December 31, 2015	$620		$85	($17)	$688

(1)	See Note 5 and Note 9 for information related to DAC and future policy benefits.
(2)	Includes allocation of holding gain from DAC and URR of $237 million and $370 million, respectively, for the year ended December 31, 2013.
(3)	Includes allocation of holding loss from DAC and URR of ($94) million and ($523) million, respectively, for the year ended December 31, 2014.
(4)	Includes allocation of holding gain from DAC and URR of $267 million and $347 million, respectively, for the year ended December 31, 2015.

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RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations. Amounts are shown gross of tax.

	Years Ended December 31,

Reclassification adjustments:	2015		2014		2013

	(In Millions)
Unrealized (gain) loss on securities available for sale, net:

Sale of securities available for sale	($18)	(1)	($40)	(1)	($97)	(1)

OTTI recognized on securities available for sale	81	(2)	9	(2)	18	(2)

Total unrealized (gain) loss on securities available for sale, net	63		(31)		(79)

(Gain) loss on derivatives:

Foreign currency and interest rate swaps			3	(1)
	(2)	(3)	(3)	(3)	(2)	(3)
	2	(4)	6	(4)	16	(4)

Total loss on derivatives	-		6		14

Total amounts reclassified from AOCI	$63		($25)		($65)

Location on the consolidated statements of operations:

(1) Net realized investment gain (loss) (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

14.	REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. Reinsurance receivables, included in other assets, were $1,159 million and $848 million as of December 31, 2015 and 2014, respectively. Reinsurance payables, included in other liabilities, were $257 million and $208 million as of December 31, 2015 and 2014, respectively.

The components of insurance premiums presented in the consolidated statements of operations are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Direct premiums	$1,018	$1,035	$1,098

Reinsurance assumed (1)	1,307	787	540

Reinsurance ceded	(392)	(377)	(356)

Insurance premiums	$1,933	$1,445	$1,282

(1)	Included are $319 million, $77 million and $25 million of assumed premiums from Pacific Life Re Limited (PLR), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp, for the years ended December 31, 2015, 2014 and 2013, respectively. PLR is incorporated in the UK and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in selected markets in Asia.

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15.	INCOME TAXES

The provision for income taxes is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Current	$36	$47	$13

Deferred	113	55	118

Provision for income taxes	$149	$102	$131

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision for income taxes reflected in the consolidated financial statements is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Provision for income taxes at the statutory rate	$263	$218	$281

Separate account dividends received deduction	(84)	(82)	(89)

Singapore Transfer	(14)	(22)	(34)

LIHTC and foreign tax credits	(20)	(15)	(16)

Other	4	3	(11)

Provision for income taxes	$149	$102	$131

ACG transfers aircraft assets and related liabilities to foreign subsidiaries in Singapore (collectively referred to as the Singapore Transfer). The Singapore Transfer decreases the provision for income taxes primarily due to the reversal of deferred tax liabilities related to basis differences in the aircraft assets transferred. U.S. income taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary.

It is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. In addition to those basis differences transferred during 2015, 2014 and 2013, as of December 31, 2015, the Company has not made a provision for U.S. or additional foreign withholding taxes of approximately $23 million of foreign subsidiary undistributed earnings that are essentially permanent in duration. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries.

The Company identified a liability for uncertain tax positions of $58 million for a tax position for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to depreciation. The Company intends to file an application for an automatic change in the method of accounting with the Internal Revenue Service (IRS) in 2016 which will eliminate the contingency upon filing. None of the uncertain tax position affects the effective tax rate.

Because this tax contingency would serve to reduce existing net operating loss carryforwards, pursuant to ASU 2013-11, the Company recorded the contingency as an offset against the deferred tax asset for net operating loss carryforwards. Since the contingency only reduces net operating loss carryforwards, this contingency requires no accrual for interest or penalties. A reconciliation in the changes in the unrecognized tax benefits is as follows (In Millions):

Balance as of January 1, 2014	$ -
Additions and deletions

Balance as of December 31, 2014	-
Gross increase - prior year positions	58

Balance as of December 31, 2015	$58

PL-58

During the years ended December 31, 2015, 2014 and 2013, the Company paid an insignificant amount of interest and penalties to state tax authorities.

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,

	2015	2014

	(In Millions)

Deferred tax assets:

Policyholder reserves	$797	$866

Investment valuation	548	589

Tax credit carryforwards	389	370

Tax net operating loss carryforwards	242	344

Deferred compensation	76	72

Other	134	102

Total deferred tax assets	2,186	2,343

Deferred tax liabilities:

DAC	(1,176)	(1,295)

Depreciation	(917)	(847)

Hedging	(450)	(429)

Partnership income	(113)	(115)

Other	(33)	(47)

Total deferred tax liabilities	(2,689)	(2,733)

Net deferred tax liability	(503)	(390)
Unrealized gain on derivatives and securities available for sale	(358)	(716)
Other adjustments	(5)	(8)

Net deferred tax liability	($866)	($1,114)

The tax net operating loss carryforwards relate to Federal tax losses incurred in 2006 through 2014 with a 20-year carryforward for non-life losses and a 15-year carryforward for life losses, and California tax losses incurred in 2005 through 2014 with a ten-year carryforward.

The tax credit carryforwards relate to LIHTC, foreign tax credits, and alternative minimum tax (AMT) credits generated from 2000 to 2014. The LIHTC and foreign tax credits begin to expire in 2020. Foreign tax credits, LIHTC and tax net operating loss carryforwards of $170 million expire between 2020 and 2025. AMT credits of $134 million possess no expiration date. The remainder will expire between 2026 and 2034.

The Codification’s Income Taxes Topic requires separate footnote disclosure of the impact of foreign taxes. While the Company does have foreign operations, the results of those operations have not been separately disclosed since they are not material.

The Codification’s Income Taxes Topic requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that a portion or all of the deferred tax assets will not be realized. Based on management’s assessment, it is more likely than not that the Company’s deferred tax assets will be realized through future taxable income, including the reversal of deferred tax liabilities.

PMHC files income tax returns in U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities. The IRS has completed audits of PMHC’s tax returns through the tax year ended December 31, 2008, and is auditing PMHC’s tax returns for the tax years ended December 31, 2009, 2010, 2011 and 2012. The State of California is auditing tax year ended December 31, 2009. The Company does not expect the current Federal and California audits to result in any material assessments.

PL-59

16.	SEGMENT INFORMATION

The Company has four operating segments: Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in primarily the upper income and corporate markets. Principal products include UL, indexed universal life, VUL, survivor life, interest sensitive whole life, corporate-owned life insurance and traditional products such as whole life and term life. Distribution channels include regional life offices, marketing organizations, broker-dealer firms, wirehouses and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels. Distribution channels include independent planners, financial institutions, national/regional wirehouses and a network of structured settlement brokers.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic and international retrocession business, which assumes mortality risks from other life reinsurers. The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets and activities, which support the Company’s operating segments. Included in these support activities is the management of investments, certain entity level hedging activities and other expenses and other assets not directly attributable to the operating segments. The Corporate and Other segment also includes several operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity. The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S. As of December 31, 2015 and 2014, the Company had foreign investments with an estimated fair value of $10.4 billion and $10.2 billion, respectively. Aircraft leased to foreign customers were $7.1 billion and $6.6 billion as of December 31, 2015 and 2014, respectively. Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2015, 2014 and 2013.

PL-60

The following segment information is as of and for the year ended December 31, 2015:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,206	$1,734		$1,239		$4,179

Net investment income	1,133	1,201	$1	25	$197	2,557

Net realized investment gain (loss)	17	186	1		30	234

OTTI	(58)	(27)			(11)	(96)

Investment advisory fees	27	296			30	353

Aircraft leasing revenue			833			833

Other income	21	207	23	17	(8)	260

Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES

Policy benefits	667	1,404		1,178		3,249

Interest credited	852	383			15	1,250

Commission expenses	345	831		24		1,200

Operating expenses	356	463	141	28	126	1,114

Depreciation of aircraft			342			342

Interest expense	7		231		176	414

Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751

Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602

Less: net loss attributable to noncontrolling interests					2	2

Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

Total assets	$38,504	$80,383	$9,345	$1,550	$5,353	$135,135

DAC	1,462	3,201		56		4,719

Separate account assets	6,978	49,996				56,974

Policyholder and contract liabilities	28,718	25,434		1,000	295	55,447

Separate account liabilities	6,978	49,996				56,974

PL-61

The following segment information is as of and for the year ended December 31, 2014:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$933	$1,761		$720		$3,414

Net investment income	1,084	1,075	$1	14	$234	2,408

Net realized investment gain (loss)	12	(629)		(1)	21	(597)

OTTI	(4)	(8)			(12)	(24)

Investment advisory fees	27	308			41	376

Aircraft leasing revenue			796			796

Other income	20	204	24	9	2	259

Total revenues	2,072	2,711	821	742	286	6,632

BENEFITS AND EXPENSES

Policy benefits	600	1,436		614		2,650

Interest credited	803	346			54	1,203

Commission expenses	212	166		20		398

Operating expenses	327	438	137	34	104	1,040

Depreciation of aircraft			336			336

Interest expense	6		244		133	383

Total benefits and expenses	1,948	2,386	717	668	291	6,010

Income (loss) before provision (benefit) for income taxes	124	325	104	74	(5)	622

Provision (benefit) for income taxes	33	41	12	26	(10)	102

Net income	91	284	92	48	5	520

Less: net (income) loss attributable to noncontrolling interests			(2)		5	3

Net income attributable to the Company	$91	$284	$90	$48	$10	$523

Total assets	$37,964	$82,206	$8,741	$923	$4,643	$134,477

DAC	1,311	3,370		61		4,742

Separate account assets	7,136	53,489				60,625

Policyholder and contract liabilities	27,179	23,764		597	829	52,369

Separate account liabilities	7,136	53,489				60,625

PL-62

The following segment information is for the year ended December 31, 2013:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,073	$1,816		$476		$3,365

Net investment income	1,047	1,000	$5	14	$224	2,290

Net realized investment gain (loss)	27	886	1		(328)	586

OTTI	(10)	(6)			(11)	(27)

Investment advisory fees	26	288			37	351

Aircraft leasing revenue			736			736

Other income	14	190	24	9	16	253

Total revenues	2,177	4,174	766	499	(62)	7,554

BENEFITS AND EXPENSES

Policy benefits	533	1,479		354		2,366

Interest credited	785	332			131	1,248

Commission expenses	278	1,056		20		1,354

Operating expenses	328	423	146	32	122	1,051

Depreciation of aircraft			326			326

Interest expense			232		175	407

Total benefits and expenses	1,924	3,290	704	406	428	6,752

Income (loss) before provision (benefit) for income taxes	253	884	62	93	(490)	802

Provision (benefit) for income taxes	76	220	(12)	33	(186)	131

Net income (loss)	177	664	74	60	(304)	671

Less: net (income) loss attributable to noncontrolling interests			2		(21)	(19)

Net income (loss) attributable to the Company	$177	$664	$76	$60	($325)	$652

17.	TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios. These fees, included in investment advisory fees and other income, amounted to $378 million, $395 million and $367 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund, the Pacific Funds Series Trust and other affiliates based on an allocation of actual costs. These fees amounted to $14 million, $15 million and $15 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. For the years ended December 31, 2015, 2014 and 2013, PSD received $130 million, $136 million and $131 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

PL-63

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A. Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $2.9 billion and $2.6 billion as of December 31, 2015 and 2014, respectively. In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $1.7 billion and $1.3 billion as of December 31, 2015 and 2014, respectively. Related to these contracts, Pacific Life and PL&A received $298 million, $296 million and $381 million of insurance premiums and paid $164 million, $148 million and $125 million of policy benefits for the years ended December 31, 2015, 2014 and 2013, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty. The notional amounts total $579 million and $877 million as of December 31, 2015 and 2014, respectively. The estimated fair values of the derivatives were net liabilities of $22 million and $59 million as of December 31, 2015 and 2014, respectively.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

Years Ending December 31:	Mortgage Loans	Limited Partnerships	Fixed Maturity Securities and Other Investments	Total

2016	$485	$207	$186	$878

2017 through 2018	559	211		770

2019 through 2020	71	87		158

2021 and thereafter		59	2	61

Total	$1,115	$564	$188	$1,867

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable. Rent expense, which is included in operating and other expenses, in connection with these leases was $8 million, $8 million and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:

2016	$9

2017 through 2020	24

2021 and thereafter	6

Total	$39

As of December 31, 2015, ACG had commitments to purchase 122 aircraft scheduled for delivery through 2021. All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation. As of December 31, 2015, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) total $5,974 million and are due as follows:

●	up to $906 million in less than one year,

●	an additional $1,908 million in one to three years,

●	an additional $2,445 million in three to five years, and

●	an additional $715 million thereafter.

As of December 31, 2015, deposits related to these agreements totaled $393 million and are included in other assets.

PL-64

The Company entered into an agreement with PLR to guarantee the performance of reinsurance obligations of PLR. During 2015, Pacific Life entered into an agreement with Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA. These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLR or PLRA and Pacific LifeCorp. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC. Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

During 2015, Pacific Life entered into a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to approximately $150 million to PLR. This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp. Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

During 2007, the IRS issued Revenue Ruling 2007-54, which provided the IRS’ interpretation of tax law regarding the computation of the Dividends Received Deductions (DRD) and Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that is on the IRS’ priority guidance plan. The IRS issued Revenue Ruling 2014-7 that superseded Revenue Ruling 2007-54 and Revenue Ruling 2007-61. This ruling holds that the IRS will not address this issue through regulation, but defer to legislative action. Depending on legislative action, the Company could lose a substantial amount of DRD tax benefits, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters. Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies. These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

PL-65

The Asset Purchase Agreements of the ACG VIE securitization (Note 4) provide that Pacific LifeCorp will guarantee the performance of certain obligations of ACG, as well as provide certain indemnifications, and that Pacific Life will assume certain obligations of ACG arising from the breach of certain representations and warranties under the Asset Purchase Agreements. Management believes that obligations, if any, related to these guarantees are not likely to have a material adverse effect on the Company’s consolidated financial statements. The financial debt obligations of the ACG VIE securitization are non-recourse to the Company and are not guaranteed by the Company.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

PL-66

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

M's VERSATILE PRODUCT VIII

PACIFIC SELECT EXEC SEPARATE ACCOUNT

M’s Versatile Product VIII is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2016, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

PREMIUM LIMITATIONS	1
Guideline Premium Limit	1
Modified Endowment Contract	1
Increasing the Net Amount At Risk	1
TRANSFER SERVICES	1
Dollar Cost Averaging	2
Portfolio Rebalancing	2
First Year Transfer	3
Fixed Option Interest Sweep	3
WITHDRAWAL FEATURES	3
Automated Income Option	3
MORE ON POLICY CHARGES	5
Underwriting Methods and Nonstandard Ratings	5
Changes in Face Amount	5
MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES	6
Mortality and Expense Charges	6
Investor Control	6
Comparison to Taxable Investments	7
MORE ON PACIFIC LIFE AND THE POLICIES	7
How We Are Organized	7
Distribution Arrangements	7
The Separate Account	9
Performance	9
Yields	10
Financial Statements	12
Independent Registered Public Accounting Firm and Independent Auditors	12

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

i

PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

1

Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the grace period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

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First Year Transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy and include specific details on your application.

• You choose a regular amount to be transferred every month for 12 months.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If we make the last transfer during the second Policy Year, we will not count it toward the usual one transfer per year limit for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

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• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 10%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 10%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

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MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 65, but may be increased to Age 70 if representing less than 5% of the group of Insureds. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (gender blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and gender of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

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MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax adviser for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

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Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax adviser with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2015, 2014 and 2013 was $477,275.49, $595,426.53, and $574,996.77 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of

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applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 18% of premiums paid up to the second target premium.

• 7% of premiums paid under targets 3-10

• 3% of premiums paid in excess of the 10th target premium

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the gender (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 100% of the seven pay-premium. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the seven-pay premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2015, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: Aim Systems Inc, Arete Wealth Management Llc, Axa Advisors Llc, Benefit Funding Services, Best Practices Of America Llc, Cambridge Invstmt Research Inc, Capital Investment Group Inc, Cbiz Financial Solutions Inc, Cbiz Financial Solutions Inc, CBIZ Life Insurance Solutions Inc, Cetera Investment Services LLC, CLA USA Inc, Clark Securities Inc, Cms National Services LLC, Commonwealth Financial Network, Copperstone Insurance Services L L C, Crump Life Insurance Services Inc, Cuna Brokerage Services Inc, Elite Partners L L C, Exclusive Marketing Organization, Fas Corp, FASI Insurance Services Inc, Fasi of Tx Inc, First Allied Securities Inc, First Heartland Capital Inc, Fsc Securities Corporation, Futurity First Insurance Group Inc, Global View Capital Ins, Highland Capital Brokerage Inc, Impact Partnership LLC, Independent Financial Group Llc, Invest Financial Corporation, Investment Centers Of America Inc, Linsco Private Ledger Corp, Linsco Private Ledger Ins Assc Inc, Lion Street Financial LLC, Mercer Allied Company Lp, Metlife Securities Inc, Money Concepts Capital Corp, N F P Securities Inc, National Insurance Corporation, National Planning Corporation, National Securities Corporation, New England Securities Corporation, New FFR Ins Services Inc, Next Financial Group Inc, NFP Insurance Services Inc, Ogilvie Security Advisors Corp, One Resource Group Corporation, P J Robb Variable Corp, P J Robb Variable Corp, Performance Partners Insurance Solutions LLC, Ramkade Insurance Services Inc, Raymond James & Associates Inc, Raymond James Fin Svcs Inc, Royal Alliance Ins Agcy Of Wy Inc, Sagepoint Financial Inc, Saybrus Equity Services Inc, Saybrus Partners Inc, Securian Financial Services Inc, Securities America Inc, Signator Financial Services Inc, Sii Investments Inc, Strategic Partners Inc, Summit Brokerage Services Inc, The Leaders Group Inc, The Strategic Financial Alliance Inc, Tower Square Securities Inc, United Planners Financial Svcs Of America, Walnut Street Securities, Wealth Preservation &

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Management Inc, William Stoddart, Windy City Financial Partners Inc, Woodbury Financial Services, and World Group Securities Inc.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

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We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

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Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

11

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2015 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

12

Form No. 15-30395-06

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series - Service Class, MFS Value Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

SA-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	34,696	$337,948	$335,041
Diversified Bond	Diversified Bond Class I *	6,760,569	58,575,124	59,602,038
Floating Rate Income	Floating Rate Income Class I *	291,699	3,024,620	3,021,433
Floating Rate Loan	Floating Rate Loan Class I *	2,140,340	13,052,234	13,070,977
High Yield Bond	High Yield Bond Class I *	11,566,170	75,387,784	74,867,819
Inflation Managed	Inflation Managed Class I *	8,945,005	98,813,967	86,594,558
Inflation Strategy	Inflation Strategy Class I *	181,884	1,834,315	1,764,672
Managed Bond	Managed Bond Class I *	21,742,671	250,204,280	257,900,034
Short Duration Bond	Short Duration Bond Class I *	6,893,707	65,292,790	65,848,011
Emerging Markets Debt	Emerging Markets Debt Class I *	339,127	3,440,310	3,155,481
Comstock	Comstock Class I *	4,355,104	41,803,630	49,776,842
Dividend Growth	Dividend Growth Class I *	3,965,086	44,173,852	59,877,241
Equity Index	Equity Index Class I *	12,905,059	392,659,079	598,604,837
Focused Growth	Focused Growth Class I *	1,478,805	21,760,848	29,856,600
Growth	Growth Class I *	9,087,048	137,985,524	190,832,032
Large-Cap Growth	Large-Cap Growth Class I *	6,057,821	35,755,228	49,506,972
Large-Cap Value	Large-Cap Value Class I *	6,372,497	71,403,246	109,614,446
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,121,802	10,483,061	12,022,519
Main Street® Core	Main Street Core Class I *	6,152,915	117,195,896	181,851,792
Mid-Cap Equity	Mid-Cap Equity Class I *	6,649,819	74,696,907	95,365,021
Mid-Cap Growth	Mid-Cap Growth Class I *	4,462,483	38,793,123	43,457,116
Mid-Cap Value	Mid-Cap Value Class I *	687,492	9,478,820	9,539,376
Small-Cap Equity	Small-Cap Equity Class I *	1,152,424	15,551,995	17,058,917
Small-Cap Growth	Small-Cap Growth Class I *	1,805,900	18,706,103	21,584,105
Small-Cap Index	Small-Cap Index Class I *	11,296,735	127,305,172	192,472,150
Small-Cap Value	Small-Cap Value Class I *	3,870,707	49,537,354	58,862,291
Value Advantage	Value Advantage Class I *	237,164	2,977,810	3,013,632
Emerging Markets	Emerging Markets Class I *	7,957,290	116,323,198	103,403,101
International Large-Cap	International Large-Cap Class I *	18,095,590	119,181,328	136,347,268
International Small-Cap	International Small-Cap Class I *	2,708,948	20,864,189	22,853,752
International Value	International Value Class I *	12,276,583	133,050,655	126,247,530
Health Sciences	Health Sciences Class I *	2,265,568	43,740,300	69,450,172
Real Estate	Real Estate Class I *	4,041,234	68,462,295	88,945,379
Technology	Technology Class I *	3,139,422	15,755,359	17,212,747
Absolute Return	Absolute Return Class I *	4,087	39,838	39,364
Currency Strategies	Currency Strategies Class I *	46,172	482,309	497,179
Equity Long/Short	Equity Long/Short Class I *	455,406	5,297,147	5,267,505
Global Absolute Return	Global Absolute Return Class I *	292,720	3,067,536	3,144,056
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	395,878	5,179,115	5,272,395
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,528,781	22,896,641	24,254,653
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,639,484	25,849,408	27,674,933
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,458,498	15,901,148	16,446,860
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,107,508	41,973,937	48,238,616
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,846,193	179,042,124	216,719,763
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,044,581	237,948,412	301,429,862
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,110,880	101,282,668	127,721,391

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	535,483	18,857,615	17,692,342

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	553,432	10,178,595	10,183,153

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,402,538	29,458,357	28,611,779
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	882,820	60,153,710	59,378,444
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,447,052	66,837,014	64,856,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,561,631	25,538,496	20,738,464
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,408,644	63,970,470	57,488,718

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,233	$358,858	$345,285
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	8,060	80,646	76,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,168	71,817	69,818
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	15,502	150,055	141,379

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	7,415	361,728	333,384

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,614,506	43,117,241	53,698,470
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	145,770	1,720,003	1,760,904
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	162,949	1,947,650	1,986,345
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	615,078	7,385,794	7,614,668
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	684,921	8,671,978	8,725,891
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	709,817	8,411,448	8,957,891
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	172,073	3,364,751	3,262,496
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	141,687	2,629,114	2,543,281
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	152,085	1,658,431	1,633,397
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	113,444	6,861,227	7,375,027
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,123,317	34,876,260	35,755,181
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	219,247,622	219,247,622	219,247,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	402,426	5,621,040	5,891,511

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,230,107	19,795,250	16,237,406
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,352,331	42,927,800	37,166,833

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	136,652	2,568,687	2,406,443

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	194,504	11,268,384	10,633,511
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	508,335	17,776,992	14,152,040

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	75,218	909,604	865,754
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	126,107	1,559,542	1,341,783

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	771,974	22,016,407	20,032,714
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	651,844	12,423,251	11,648,450

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	18,037	133,283	120,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,732	1,978,064	1,835,112
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	275,012	6,797,947	6,124,516
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	333,812	6,679,816	5,434,455
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,156,560	36,692,934	35,044,092

	M Fund, Inc.
I	M International Equity	4,964,012	56,861,192	55,894,776
II	M Large Cap Growth	1,998,742	39,941,946	43,292,761
III	M Capital Appreciation	1,932,687	47,166,019	48,607,075
V	M Large Cap Value	2,255,275	27,712,940	26,995,643

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	763,301	12,332,708	11,029,697
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	458,310	14,598,647	11,526,488
MFS Value Series - Service Class	MFS Value Series - Service Class	27,616	507,426	500,400

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,685	307,560	293,678

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	195,583	7,884,716	7,351,953

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	491,230	$6,027,011	$5,590,195

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	191,770	2,159,826	1,764,287

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,265,833	53,778,663	73,056,685
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,929,344	46,752,446	51,571,357

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,573,857	46,042,519	26,566,699

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$335,041	$59,602,038	$3,021,433	$13,070,977	$74,867,819	$86,594,558
Receivables:
Due from Pacific Life Insurance Company	-	20,472	40,994	3,480	12,500	-
Investments sold	-	-	-	-	-	2,162
Total Assets	335,041	59,622,510	3,062,427	13,074,457	74,880,319	86,596,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,245
Investments purchased	-	20,493	40,994	3,493	12,411	-
Total Liabilities	-	20,493	40,994	3,493	12,411	2,245
NET ASSETS	$335,041	$59,602,017	$3,021,433	$13,070,964	$74,867,908	$86,594,475
Units Outstanding	34,481	3,982,935	291,820	1,221,751	1,229,387	1,549,397
Accumulation Unit Value	$9.72	$14.96	$10.35	$10.70	$60.90	$55.89
Cost of Investments	$337,948	$58,575,124	$3,024,620	$13,052,234	$75,387,784	$98,813,967
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,764,672	$257,900,034	$65,848,011	$3,155,481	$49,776,842	$59,877,241
Receivables:
Due from Pacific Life Insurance Company	-	-	52,011	339	19,283	1,314
Investments sold	733	31,084	-	-	-	-
Total Assets	1,765,405	257,931,118	65,900,022	3,155,820	49,796,125	59,878,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	734	31,055	-	-	-	-
Investments purchased	-	-	52,016	337	19,102	1,231
Total Liabilities	734	31,055	52,016	337	19,102	1,231
NET ASSETS	$1,764,671	$257,900,063	$65,848,006	$3,155,483	$49,777,023	$59,877,324
Units Outstanding	172,565	3,983,159	5,175,943	331,740	2,641,820	2,576,943
Accumulation Unit Value	$10.23	$64.75	$12.72	$9.51	$18.84	$23.24
Cost of Investments	$1,834,315	$250,204,280	$65,292,790	$3,440,310	$41,803,630	$44,173,852
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$598,604,837	$29,856,600	$190,832,032	$49,506,972	$109,614,446	$12,022,519
Receivables:
Due from Pacific Life Insurance Company	440,697	83,894	-	-	44,604	-
Investments sold	-	-	168,636	8,462	-	8,991
Total Assets	599,045,534	29,940,494	191,000,668	49,515,434	109,659,050	12,031,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	168,550	8,440	-	8,971
Investments purchased	440,345	83,875	-	-	44,217	-
Total Liabilities	440,345	83,875	168,550	8,440	44,217	8,971
NET ASSETS	$598,605,189	$29,856,619	$190,832,118	$49,506,994	$109,614,833	$12,022,539
Units Outstanding	6,492,170	1,219,366	2,413,775	3,623,966	4,134,769	729,210
Accumulation Unit Value	$92.20	$24.49	$79.06	$13.66	$26.51	$16.49
Cost of Investments	$392,659,079	$21,760,848	$137,985,524	$35,755,228	$71,403,246	$10,483,061

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$181,851,792	$95,365,021	$43,457,116	$9,539,376	$17,058,917	$21,584,105
Receivables:
Due from Pacific Life Insurance Company	-	-	8,067	15,481	1,313	-
Investments sold	166,715	118,285	-	-	-	15,085
Total Assets	182,018,507	95,483,306	43,465,183	9,554,857	17,060,230	21,599,190
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,688	118,058	-	-	-	15,006
Investments purchased	-	-	8,174	15,501	1,260	-
Total Liabilities	166,688	118,058	8,174	15,501	1,260	15,006
NET ASSETS	$181,851,819	$95,365,248	$43,457,009	$9,539,356	$17,058,970	$21,584,184
Units Outstanding	2,018,936	2,499,895	2,796,056	352,002	714,514	1,043,414
Accumulation Unit Value	$90.07	$38.15	$15.54	$27.10	$23.87	$20.69
Cost of Investments	$117,195,896	$74,696,907	$38,793,123	$9,478,820	$15,551,995	$18,706,103
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$192,472,150	$58,862,291	$3,013,632	$103,403,101	$136,347,268	$22,853,752
Receivables:
Due from Pacific Life Insurance Company	-	-	15,249	16,895	43,118	86
Investments sold	96,894	34,584	-	-	-	-
Total Assets	192,569,044	58,896,875	3,028,881	103,419,996	136,390,386	22,853,838
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97,240	34,549	-	-	-	-
Investments purchased	-	-	15,249	17,000	43,291	72
Total Liabilities	97,240	34,549	15,249	17,000	43,291	72
NET ASSETS	$192,471,804	$58,862,326	$3,013,632	$103,402,996	$136,347,095	$22,853,766
Units Outstanding	6,366,800	1,525,317	237,150	2,898,732	9,068,039	1,789,652
Accumulation Unit Value	$30.23	$38.59	$12.71	$35.67	$15.04	$12.77
Cost of Investments	$127,305,172	$49,537,354	$2,977,810	$116,323,198	$119,181,328	$20,864,189
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$126,247,530	$69,450,172	$88,945,379	$17,212,747	$39,364	$497,179
Receivables:
Due from Pacific Life Insurance Company	2,410	-	-	-	-	-
Investments sold	-	56,860	80,190	1,225	-	4,413
Total Assets	126,249,940	69,507,032	89,025,569	17,213,972	39,364	501,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,843	80,256	1,245	-	4,412
Investments purchased	2,429	-	-	-	-	-
Total Liabilities	2,429	56,843	80,256	1,245	-	4,412
NET ASSETS	$126,247,511	$69,450,189	$88,945,313	$17,212,727	$39,364	$497,180
Units Outstanding	4,867,175	1,342,279	1,405,768	1,789,241	4,081	47,174
Accumulation Unit Value	$25.94	$51.74	$63.27	$9.62	$9.65	$10.54
Cost of Investments	$133,050,655	$43,740,300	$68,462,295	$15,755,359	$39,838	$482,309

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,267,505	$3,144,056	$5,272,395	$24,254,653	$27,674,933	$16,446,860
Receivables:
Due from Pacific Life Insurance Company	-	1	1,292	9,608	17,131	1,132
Total Assets	5,267,505	3,144,057	5,273,687	24,264,261	27,692,064	16,447,992
LIABILITIES
Payables:
Investments purchased	-	-	1,290	9,624	17,130	1,129
Total Liabilities	-	-	1,290	9,624	17,130	1,129
NET ASSETS	$5,267,505	$3,144,057	$5,272,397	$24,254,637	$27,674,934	$16,446,863
Units Outstanding	453,903	299,988	325,544	1,355,447	1,407,429	1,409,870
Accumulation Unit Value	$11.60	$10.48	$16.20	$17.89	$19.66	$11.67
Cost of Investments	$5,297,147	$3,067,536	$5,179,115	$22,896,641	$25,849,408	$15,901,148
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$48,238,616	$216,719,763	$301,429,862	$127,721,391	$17,692,342	$10,183,153
Receivables:
Due from Pacific Life Insurance Company	3,444	38,674	29,339	18,550	40,563	6,689
Total Assets	48,242,060	216,758,437	301,459,201	127,739,941	17,732,905	10,189,842
LIABILITIES
Payables:
Investments purchased	3,500	38,725	29,391	18,651	40,564	6,686
Total Liabilities	3,500	38,725	29,391	18,651	40,564	6,686
NET ASSETS	$48,238,560	$216,719,712	$301,429,810	$127,721,290	$17,692,341	$10,183,156
Units Outstanding	3,984,749	17,370,619	23,509,394	9,924,465	1,459,843	645,029
Accumulation Unit Value	$12.11	$12.48	$12.82	$12.87	$12.12	$15.79
Cost of Investments	$41,973,937	$179,042,124	$237,948,412	$101,282,668	$18,857,615	$10,178,595
	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShare Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$28,611,779	$59,378,444	$64,856,874	$20,738,464	$57,488,718	$345,285
Receivables:
Due from Pacific Life Insurance Company	547,740	-	-	24,617	-	-
Investments sold	-	48,508	138,478	-	2,241	-
Total Assets	29,159,519	59,426,952	64,995,352	20,763,081	57,490,959	345,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	48,518	138,468	-	2,237	-
Investments purchased	547,741	-	-	24,608	-	-
Total Liabilities	547,741	48,518	138,468	24,608	2,237	-
NET ASSETS	$28,611,778	$59,378,434	$64,856,884	$20,738,473	$57,488,722	$345,285
Units Outstanding	1,284,667	2,624,363	3,216,948	1,128,066	2,967,748	36,525
Accumulation Unit Value	$22.27	$22.63	$20.16	$18.38	$19.37	$9.45
Cost of Investments	$29,458,357	$60,153,710	$66,837,014	$25,538,496	$63,970,470	$358,858

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$76,165	$69,818	$141,379	$333,384	$53,698,470	$1,760,904
Receivables:
Due from Pacific Life Insurance Company	330	4,364	-	1	-	-
Investments sold	-	-	-	-	54,937	-
Total Assets	76,495	74,182	141,379	333,385	53,753,407	1,760,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	55,022	1
Investments purchased	330	4,364	-	1	-	-
Total Liabilities	330	4,364	-	1	55,022	1
NET ASSETS	$76,165	$69,818	$141,379	$333,384	$53,698,385	$1,760,903
Units Outstanding	8,208	7,130	15,973	28,744	2,375,038	130,571
Accumulation Unit Value	$9.28	$9.79	$8.85	$11.60	$22.61	$13.49
Cost of Investments	$80,646	$71,817	$150,055	$361,728	$43,117,241	$1,720,003
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,986,345	$7,614,668	$8,725,891	$8,957,891	$3,262,496	$2,543,281
Receivables:
Due from Pacific Life Insurance Company	316	2,194	644	862	1,395	1,113
Total Assets	1,986,661	7,616,862	8,726,535	8,958,753	3,263,891	2,544,394
LIABILITIES
Payables:
Investments purchased	319	2,184	638	858	1,394	1,113
Total Liabilities	319	2,184	638	858	1,394	1,113
NET ASSETS	$1,986,342	$7,614,678	$8,725,897	$8,957,895	$3,262,497	$2,543,281
Units Outstanding	148,567	583,650	645,860	689,894	241,330	186,129
Accumulation Unit Value	$13.37	$13.05	$13.51	$12.98	$13.52	$13.66
Cost of Investments	$1,947,650	$7,385,794	$8,671,978	$8,411,448	$3,364,751	$2,629,114
	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,633,397	$7,375,027	$35,755,181	$219,247,622	$5,891,511	$16,237,406
Receivables:
Due from Pacific Life Insurance Company	319	8,463	4,395	-	349	-
Investments sold	-	-	-	249,390	-	4,680
Total Assets	1,633,716	7,383,490	35,759,576	219,497,012	5,891,860	16,242,086
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	249,344	-	4,038
Investments purchased	320	8,457	4,299	-	344	-
Total Liabilities	320	8,457	4,299	249,344	344	4,038
NET ASSETS	$1,633,396	$7,375,033	$35,755,277	$219,247,668	$5,891,516	$16,238,048
Units Outstanding	127,155	332,587	1,513,887	21,920,422	304,470	1,447,786
Accumulation Unit Value	$12.85	$22.17	$23.62	$10.00	$19.35	$11.22
Cost of Investments	$1,658,431	$6,861,227	$34,876,260	$219,247,622	$5,621,040	$19,795,250

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$37,166,833	$2,406,443	$10,633,511	$14,152,040	$865,754	$1,341,783
Receivables:
Due from Pacific Life Insurance Company	-	-	4,226	-	340	-
Investments sold	10,052	-	-	21,611	-	-
Total Assets	37,176,885	2,406,443	10,637,737	14,173,651	866,094	1,341,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,028	-	-	21,736	-	2
Investments purchased	-	-	4,227	-	340	-
Total Liabilities	10,028	-	4,227	21,736	340	2
NET ASSETS	$37,166,857	$2,406,443	$10,633,510	$14,151,915	$865,754	$1,341,781
Units Outstanding	3,133,530	175,726	533,026	1,576,129	85,433	95,010
Accumulation Unit Value	$11.86	$13.69	$19.95	$8.98	$10.13	$14.12
Cost of Investments	$42,927,800	$2,568,687	$11,268,384	$17,776,992	$909,604	$1,559,542
	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$20,032,714	$11,648,450	$120,845	$1,835,112	$6,124,516	$5,434,455
Receivables:
Due from Pacific Life Insurance Company	737	19,814	-	1,835	956	460
Total Assets	20,033,451	11,668,264	120,845	1,836,947	6,125,472	5,434,915
LIABILITIES
Payables:
Investments purchased	740	19,823	-	1,814	1,061	459
Total Liabilities	740	19,823	-	1,814	1,061	459
NET ASSETS	$20,032,711	$11,648,441	$120,845	$1,835,133	$6,124,411	$5,434,456
Units Outstanding	987,201	655,123	13,290	184,261	413,212	343,590
Accumulation Unit Value	$20.29	$17.78	$9.09	$9.96	$14.82	$15.82
Cost of Investments	$22,016,407	$12,423,251	$133,283	$1,978,064	$6,797,947	$6,679,816
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$35,044,092	$55,894,776	$43,292,761	$48,607,075	$26,995,643	$11,029,697
Receivables:
Due from Pacific Life Insurance Company	3,615	30,527	10,686	12,024	76	4,419
Total Assets	35,047,707	55,925,303	43,303,447	48,619,099	26,995,719	11,034,116
LIABILITIES
Payables:
Investments purchased	3,635	30,579	10,705	12,021	305	4,425
Total Liabilities	3,635	30,579	10,705	12,021	305	4,425
NET ASSETS	$35,044,072	$55,894,724	$43,292,742	$48,607,078	$26,995,414	$11,029,691
Units Outstanding	3,418,774	1,736,068	943,079	732,052	1,086,046	624,822
Accumulation Unit Value	$10.25	$32.20	$45.91	$66.40	$24.86	$17.65
Cost of Investments	$36,692,934	$56,861,192	$39,941,946	$47,166,019	$27,712,940	$12,332,708

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,526,488	$500,400	$293,678	$7,351,953	$5,590,195	$1,764,287
Receivables:
Due from Pacific Life Insurance Company	-	33	429	5,619	5,908	74
Investments sold	688	-	-	-	-	-
Total Assets	11,527,176	500,433	294,107	7,357,572	5,596,103	1,764,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	673	-	-	-	-	-
Investments purchased	-	33	429	5,619	5,997	105
Total Liabilities	673	33	429	5,619	5,997	105
NET ASSETS	$11,526,503	$500,400	$293,678	$7,351,953	$5,590,106	$1,764,256
Units Outstanding	794,088	51,469	22,139	602,661	584,822	159,296
Accumulation Unit Value	$14.52	$9.72	$13.27	$12.20	$9.56	$11.08
Cost of Investments	$14,598,647	$507,426	$307,560	$7,884,716	$6,027,011	$2,159,826
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$73,056,685	$51,571,357	$26,566,699
Receivables:
Due from Pacific Life Insurance Company	34,191	1,155	34,608
Total Assets	73,090,876	51,572,512	26,601,307
LIABILITIES
Payables:
Investments purchased	34,238	1,272	34,629
Total Liabilities	34,238	1,272	34,629
NET ASSETS	$73,056,638	$51,571,240	$26,566,678
Units Outstanding	2,891,214	2,995,626	1,815,250
Accumulation Unit Value	$25.27	$17.22	$14.64
Cost of Investments	$53,778,663	$46,752,446	$46,042,519

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,907)	(108,385)	13,138	(294,697)	(6,264,084)	(645,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,662)	$297,302	$31,039	($114,764)	($3,433,157)	($2,656,145)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,796)	(1,629,584)	62,733	(14,968)	(5,590,927)	(960,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($65,022)	$1,750,122	$219,397	($185,208)	($3,142,796)	$1,208,000
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,357,992)	17,957	17,483,698	308,731	(8,007,728)	(1,819,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,224,646	$2,633,134	$13,833,284	$2,868,289	($3,469,862)	($345,119)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,379)	856,478	(3,696,820)	(665,517)	(2,203,887)	(2,350,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,061,538	$1,714,684	($2,554,590)	$32,380	($1,462,398)	($1,896,276)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,827,373)	(4,751,234)	(414,266)	(21,022,205)	(6,091,637)	2,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,210,641)	($2,789,619)	($179,115)	($18,231,173)	($1,145,587)	$915,897
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,776,445	(1,929,844)	(14,166,042)	(1,212,446)	(474)	(1,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,408,621)	$5,626,432	$1,980,127	($588,626)	($740)	$5,608

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short (1)	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,380	39,619	156,575	307,120	524,872	574,479
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,380	39,619	156,575	307,120	524,872	574,479
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,642)	(4,480)	(222,172)	(783,049)	(1,214,131)	(541,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($28,262)	$35,139	($65,597)	($475,929)	($689,259)	$32,560
	Portfolio			Portfolio Optimization Aggressive-		American Century
	Optimization	Portfolio	Portfolio		Invesco V.I.
	Moderate-	Optimization	Optimization		International	VP Mid Cap
	Conservative	Moderate	Growth	Growth	Growth Series II	Value Class II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$222,256	$152,391
Net Investment Income	-	-	-	-	222,256	152,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	786,049	6,104,984	5,264,940	2,989,454	99,214	343,351
Capital gains distributions (2)	-	-	-	-	-	447,003
Realized Gain (Loss) on Investments	786,049	6,104,984	5,264,940	2,989,454	99,214	790,354
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(945,845)	(6,916,052)	(6,013,790)	(4,266,279)	(1,158,537)	(1,124,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($159,796)	($811,068)	($748,850)	($1,276,825)	($837,067)	($182,114)
	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation	BlackRock iShare Alternative Strategies

	Fund Class 4 (1)	Fund Class 4 (1)	Fund Class 4 (1)	V.I. Class III	V.I. Class III	V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$412,618	$405,187	$817,165	$281,568	$623,436	$10,509
Net Investment Income	412,618	405,187	817,165	281,568	623,436	10,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,834	342	(9,603)	1,305,232	287,365	(516)
Capital gains distributions (2)	-	-	-	2,523,441	3,543,199	-
Realized Gain (Loss) on Investments	3,834	342	(9,603)	3,828,673	3,830,564	(516)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(846,578)	(775,266)	(1,980,140)	(5,497,836)	(5,049,578)	(13,573)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($430,126)	($369,737)	($1,172,578)	($1,387,595)	($595,578)	($3,580)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	BlackRock	BlackRock	BlackRock iShares Equity Appreciation
	iShares Dynamic	iShares Dynamic		Dreyfus	Fidelity VIP	Fidelity VIP
	Allocation	Fixed Income		Appreciation	Contrafund	Freedom 2010
	V.I. Class I (1)	V.I. Class I (1)	V.I. Class I (1)	Service Shares	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,442	$1,246	$2,545	$6,076	$447,540	$28,495
Net Investment Income	1,442	1,246	2,545	6,076	447,540	28,495
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(187)	(191)	(6,366)	5,125,784	16,619
Capital gains distributions (2)	-	-	-	21,588	5,180,890	4,914
Realized Gain (Loss) on Investments	(238)	(187)	(191)	15,222	10,306,674	21,533
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,481)	(1,999)	(8,676)	(33,428)	(10,479,207)	(43,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,277)	($940)	($6,322)	($12,130)	$275,007	$6,466
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$32,618	$125,695	$144,258	$135,679	$46,655	$39,613
Net Investment Income	32,618	125,695	144,258	135,679	46,655	39,613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	101,861	385,888	426,740	243,353	10,713	20,836
Capital gains distributions (2)	10,759	34,500	46,150	48,564	16,333	13,531
Realized Gain (Loss) on Investments	112,620	420,388	472,890	291,917	27,046	34,367
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,013)	(551,977)	(722,664)	(485,487)	(110,949)	(115,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,775)	($5,894)	($105,516)	($57,891)	($37,248)	($41,492)
				Fidelity VIP	Fidelity VIP Value Strategies
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government		Templeton
	Freedom Income	Growth	Mid Cap	Money Market		Foreign
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$25,894	$2,277	$95,499	$17,845	$56,221	$508,789
Net Investment Income	25,894	2,277	95,499	17,845	56,221	508,789
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,993	1,122,966	1,922,207	-	348,709	(435,150)
Capital gains distributions (2)	2,256	246,292	4,613,489	-	4,656	519,667
Realized Gain (Loss) on Investments	12,249	1,369,258	6,535,696	-	353,365	84,517
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,762)	(884,790)	(7,164,762)	-	(641,235)	(1,676,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($11,619)	$486,745	($533,567)	$17,845	($231,649)	($1,082,706)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					Lazard Retirement Global Dynamic	Lazard
		GE Investments	Janus Aspen Series	Janus Aspen Series		Retirement
	Templeton					U.S. Strategic
	Global Bond	Total Return	Enterprise	Overseas	Multi Asset	Equity
	VIP Class 2	Class 3	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$3,032,254	$38,193	$51,581	$83,762	$-	$6,078
Net Investment Income	3,032,254	38,193	51,581	83,762	-	6,078
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(547,414)	32,865	570,691	(676,541)	(11,667)	(137,856)
Capital gains distributions (1)	196,942	78,263	1,026,459	500,867	20,783	91,946
Realized Gain (Loss) on Investments	(350,472)	111,128	1,597,150	(175,674)	9,116	(45,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,369,359)	(181,489)	(1,441,864)	(1,299,575)	(17,222)	(35,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,687,577)	($32,168)	$206,867	($1,391,487)	($8,106)	($75,340)
	ClearBridge	ClearBridge	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Variable Global	Bond	Developing	Fundamental
	Aggressive	Mid Cap	High Yield Bond -	Debenture	Growth	Equity
	Growth - Class II	Core - Class II	Class II (2)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$16,177	$15,753	$6,679	$75,595	$-	$65,435
Net Investment Income	16,177	15,753	6,679	75,595	-	65,435
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	791,863	2,710,627	(570)	(49,788)	100,617	(139,832)
Capital gains distributions (1)	2,148,196	688,219	-	8,398	49,977	463,945
Realized Gain (Loss) on Investments	2,940,059	3,398,846	(570)	(41,390)	150,594	324,113
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,452,679)	(3,087,229)	(12,438)	(89,338)	(824,563)	(591,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($496,443)	$327,370	($6,329)	($55,133)	($673,969)	($202,001)
						MFS New
	Lord Abbett					Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$970,932	$990,516	$12,220	$-	$374,475	$-
Net Investment Income	970,932	990,516	12,220	-	374,475	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	67,946	2,124,748	4,711,392	2,083,541	948,662	(1,409,965)
Capital gains distributions (1)	50,427	-	7,332,131	5,578,408	2,407,097	485,071
Realized Gain (Loss) on Investments	118,373	2,124,748	12,043,523	7,661,949	3,355,759	(924,894)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,451,050)	(5,071,568)	(8,649,585)	(11,027,108)	(4,009,947)	549,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($361,745)	($1,956,304)	$3,406,158	($3,365,159)	($279,713)	($375,205)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					PIMCO Global
	MFS	MFS	Neuberger Berman		Multi-Asset
	Utilities	Value	Socially	Oppenheimer	Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class (1)	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (2)	$538,119	$1,550	$1,694	$55,181	$96,821	$-
Net Investment Income	538,119	1,550	1,694	55,181	96,821	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,446,616	7,020	11,510	8,678	(69,150)	3,749
Capital gains distributions (2)	944,460	4,370	26,788	339,936	-	106,535
Realized Gain (Loss) on Investments	2,391,076	11,390	38,298	348,614	(69,150)	110,284
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,904,619)	(7,026)	(35,805)	(481,187)	(42,335)	(341,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,975,424)	$5,914	$4,187	($77,392)	($14,664)	($231,467)
			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (2)	$-	$847,925	$11,522
Net Investment Income	-	847,925	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,278,239	1,352,147	(5,581,637)
Capital gains distributions (2)	-	1,164,300	-
Realized Gain (Loss) on Investments	3,278,239	2,516,447	(5,581,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,313,467	(7,175,330)	(8,884,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,591,706	($3,810,958)	($14,454,419)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(1,755)		405,687	353,798	17,901	52,175
Change in net unrealized appreciation (depreciation) on investments	(2,907)		(108,385)	1,193,558	13,138	(31,596)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,662)		297,302	1,547,356	31,039	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,340		2,047,954	1,210,287	1,010,611	150,795
Transfers between variable and fixed accounts, net	304,919		20,087,031	23,891,909	(54,674)	1,287,054
Policy maintenance charges	(10,174)		(2,457,175)	(1,099,487)	(146,569)	(98,490)
Policy benefits and terminations	-		(2,917,825)	(1,872,282)	(233,868)	(86,211)
Policy loans and loan repayments (2)	(441)		(127,533)	(69,470)	(9,479)	38,966
Other (2)	59		14,371	5,620	241	344
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	339,703		16,646,823	22,066,577	566,262	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	335,041		16,944,125	23,613,933	597,301	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$335,041		$59,602,017	$42,657,892	$3,021,433	$2,424,132

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	179,933	1,019	2,830,927	1,748,244	(2,010,579)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	(294,697)	200,092	(6,264,084)	(1,298,833)	(645,566)	5,383,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	(114,764)	201,111	(3,433,157)	449,411	(2,656,145)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	924,608	1,533,272	4,502,854	4,694,505	4,573,194	4,765,536
Transfers between variable and fixed accounts, net	(1,455,160)	(6,216,492)	(7,924,483)	(745,239)	(2,289,679)	(6,002,894)
Policy maintenance charges	(741,960)	(905,499)	(3,855,934)	(4,282,284)	(4,347,273)	(4,702,806)
Policy benefits and terminations	(607,195)	(605,913)	(3,482,442)	(3,933,672)	(4,991,105)	(5,163,750)
Policy loans and loan repayments (2)	537	(489)	355,058	(316,266)	303,399	(420,037)
Other (2)	6,542	5,568	29,167	26,043	33,650	26,615
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,872,628)	(6,189,553)	(10,375,780)	(4,556,913)	(6,717,814)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(1,987,392)	(5,988,442)	(13,808,937)	(4,107,502)	(9,373,959)	(8,205,323)
NET ASSETS
Beginning of Year	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year	$13,070,964	$15,058,356	$74,867,908	$88,676,845	$86,594,475	$95,968,434

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(25,226)	(72,384)	3,379,706	6,690,333	156,664	69,226
Change in net unrealized appreciation (depreciation) on investments	(39,796)	83,316	(1,629,584)	7,306,821	62,733	346,649
Net Increase (Decrease) in Net Assets
Resulting from Operations	(65,022)	10,932	1,750,122	13,997,154	219,397	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,451	141,630	13,824,034	15,142,531	4,868,585	4,063,810
Transfers between variable and fixed accounts, net	339,767	65,839	(11,664,148)	(35,987,272)	5,101,014	9,133,626
Policy maintenance charges	(76,772)	(58,722)	(12,986,260)	(15,103,790)	(3,581,147)	(3,300,557)
Policy benefits and terminations	(29,981)	(21,700)	(12,349,963)	(27,593,912)	(7,125,484)	(2,920,138)
Policy loans and loan repayments (1)	(24,362)	(181,876)	(40,624)	(1,835,326)	(909,228)	(589,648)
Other (1)	638	404	69,162	50,570	30,167	25,483
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	471,741	(54,425)	(23,147,799)	(65,327,199)	(1,616,093)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	406,719	(43,493)	(21,397,677)	(51,330,045)	(1,396,696)	6,828,451
NET ASSETS
Beginning of Year	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year	$1,764,671	$1,357,952	$257,900,063	$279,297,740	$65,848,006	$67,244,702

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(170,240)	(45,041)	2,448,131	3,915,510	2,168,135	2,771,339
Change in net unrealized appreciation (depreciation) on investments	(14,968)	(133,859)	(5,590,927)	626,622	(960,135)	3,277,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	(185,208)	(178,900)	(3,142,796)	4,542,132	1,208,000	6,049,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,580	172,932	4,241,282	3,819,385	3,263,805	2,899,201
Transfers between variable and fixed accounts, net	(372,096)	727,888	(1,210,474)	4,042,184	3,791,523	(136,211)
Policy maintenance charges	(134,130)	(115,842)	(2,878,657)	(2,734,211)	(2,544,426)	(2,290,963)
Policy benefits and terminations	(78,195)	(44,221)	(1,781,064)	(1,947,501)	(2,438,223)	(2,660,292)
Policy loans and loan repayments (1)	(24,481)	9,423	(144,593)	(432,337)	(49,796)	(212,795)
Other (1)	1,090	4,199	9,393	7,601	11,046	12,183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(345,232)	754,379	(1,764,113)	2,755,121	2,033,929	(2,388,877)
NET INCREASE (DECREASE) IN NET ASSETS	(530,440)	575,479	(4,906,909)	7,297,253	3,241,929	3,660,211
NET ASSETS
Beginning of Year	3,685,923	3,110,444	54,683,932	47,386,679	56,635,395	52,975,184
End of Year	$3,155,483	$3,685,923	$49,777,023	$54,683,932	$59,877,324	$56,635,395

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements.

SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,582,638	15,028,744	2,615,177	1,068,548	(3,650,414)	(3,867,038)
Change in net unrealized appreciation (depreciation) on investments	(11,357,992)	54,318,620	17,957	1,327,482	17,483,698	20,048,274
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,224,646	69,347,364	2,633,134	2,396,030	13,833,284	16,181,236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,738,178	20,744,473	1,324,584	1,387,537	8,182,679	8,433,013
Transfers between variable and fixed accounts, net	22,271,751	37,501,141	2,360,395	(322,966)	(5,070,854)	(7,659,607)
Policy maintenance charges	(23,002,025)	(21,663,522)	(1,288,552)	(1,271,954)	(9,338,929)	(10,094,892)
Policy benefits and terminations	(20,804,611)	(35,511,029)	(1,387,881)	(858,645)	(10,267,543)	(10,482,995)
Policy loans and loan repayments (1)	(385,989)	(1,670,326)	(180,423)	(98,599)	318,127	(1,104,215)
Other (1)	131,680	104,717	4,005	7,726	5,602	15,740
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	948,984	(494,546)	832,128	(1,156,901)	(16,170,918)	(20,892,956)
NET INCREASE (DECREASE) IN NET ASSETS	7,173,630	68,852,818	3,465,262	1,239,129	(2,337,634)	(4,711,720)
NET ASSETS
Beginning of Year	591,431,559	522,578,741	26,391,357	25,152,228	193,169,752	197,881,472
End of Year	$598,605,189	$591,431,559	$29,856,619	$26,391,357	$190,832,118	$193,169,752

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,559,558	2,911,176	4,537,866	1,484,581	1,474,734	359,967
Change in net unrealized appreciation (depreciation) on investments	308,731	693,293	(8,007,728)	11,483,203	(1,819,853)	1,394,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,868,289	3,604,469	(3,469,862)	12,967,784	(345,119)	1,754,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,705,488	2,642,147	5,336,897	4,864,343	591,632	577,233
Transfers between variable and fixed accounts, net	2,968,662	(241,990)	(6,194,441)	(1,847,406)	(336,987)	2,190,755
Policy maintenance charges	(2,169,963)	(2,197,959)	(4,471,685)	(4,642,466)	(585,700)	(463,775)
Policy benefits and terminations	(2,779,421)	(2,463,247)	(4,524,655)	(4,619,280)	(835,072)	(388,065)
Policy loans and loan repayments (1)	(277,416)	(308,479)	(393,164)	87,021	(109,877)	(217,568)
Other (1)	(1,141)	4,563	12,110	8,087	3,839	4,919
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	446,209	(2,564,965)	(10,234,938)	(6,149,701)	(1,272,165)	1,703,499
NET INCREASE (DECREASE) IN NET ASSETS	3,314,498	1,039,504	(13,704,800)	6,818,083	(1,617,284)	3,457,808
NET ASSETS
Beginning of Year	46,192,496	45,152,992	123,319,633	116,501,550	13,639,823	10,182,015
End of Year	$49,506,994	$46,192,496	$109,614,833	$123,319,633	$12,022,539	$13,639,823

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,165,917	3,608,676	858,206	525,539	1,142,230	1,671,764
Change in net unrealized appreciation (depreciation) on investments	(104,379)	15,538,142	856,478	3,796,196	(3,696,820)	2,240,864
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,061,538	19,146,818	1,714,684	4,321,735	(2,554,590)	3,912,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,218,586	8,332,110	3,946,893	4,386,035	3,051,798	2,890,016
Transfers between variable and fixed accounts, net	(3,530,811)	(899,285)	(3,646,903)	(4,523,258)	(2,436,169)	(2,059,638)
Policy maintenance charges	(9,642,910)	(9,542,673)	(4,068,445)	(4,443,745)	(2,238,157)	(2,265,422)
Policy benefits and terminations	(7,852,673)	(11,877,943)	(4,262,738)	(6,003,537)	(1,552,013)	(1,853,863)
Policy loans and loan repayments (1)	689,085	(1,246,185)	(239,115)	(617,498)	(194,954)	(170,316)
Other (1)	13,616	5,180	10,312	12,294	8,784	2,847
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(12,105,107)	(15,228,796)	(8,259,996)	(11,189,709)	(3,360,711)	(3,456,376)
NET INCREASE (DECREASE) IN NET ASSETS	(6,043,569)	3,918,022	(6,545,312)	(6,867,974)	(5,915,301)	456,252
NET ASSETS
Beginning of Year	187,895,388	183,977,366	101,910,560	108,778,534	49,372,310	48,916,058
End of Year	$181,851,819	$187,895,388	$95,365,248	$101,910,560	$43,457,009	$49,372,310

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,897	1,355,737	741,489	443,259	453,819	3,613,658
Change in net unrealized appreciation (depreciation) on investments	(665,517)	(674,664)	(2,203,887)	(141,331)	(2,350,095)	(4,092,841)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,380	681,073	(1,462,398)	301,928	(1,896,276)	(479,183)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,272,160	989,308	1,118,275	931,569	-	782,919
Transfers between variable and fixed accounts, net	(3,163,662)	(320,216)	50,657	2,216,242	(2,338,661)	(7,254,508)
Policy maintenance charges	(679,458)	(700,160)	(935,904)	(879,005)	(1,144,503)	(1,543,175)
Policy benefits and terminations	(556,555)	(635,405)	(583,417)	(526,669)	(1,105,003)	(2,339,783)
Policy loans and loan repayments (1)	(106,828)	(7,723)	20,821	194,369	(224,652)	(321,054)
Other (1)	860	(1,973)	4,372	2,382	(640)	5,712
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,233,483)	(676,169)	(325,196)	1,938,888	(4,813,459)	(10,669,889)
NET INCREASE (DECREASE) IN NET ASSETS	(3,201,103)	4,904	(1,787,594)	2,240,816	(6,709,735)	(11,149,072)
NET ASSETS
Beginning of Year	12,740,459	12,735,555	18,846,564	16,605,748	28,293,919	39,442,991
End of Year	$9,539,356	$12,740,459	$17,058,970	$18,846,564	$21,584,184	$28,293,919

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,616,732	4,296,257	1,961,615	3,218,383	235,151	18,846
Change in net unrealized appreciation (depreciation) on investments	(14,827,373)	4,360,708	(4,751,234)	390,466	(414,266)	444,261
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,210,641)	8,656,965	(2,789,619)	3,608,849	(179,115)	463,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,478,852	7,491,673	3,175,789	3,141,514	168,181	33,330
Transfers between variable and fixed accounts, net	(4,260,302)	(3,286,404)	(2,630,232)	(3,080,362)	(2,943,643)	5,460,494
Policy maintenance charges	(8,484,065)	(9,154,897)	(2,509,017)	(2,627,731)	(70,269)	(39,496)
Policy benefits and terminations	(8,027,044)	(12,898,710)	(2,504,487)	(3,259,570)	(2,149)	-
Policy loans and loan repayments (1)	(198,181)	(212,263)	(424,990)	(27,557)	13,220	(6,243)
Other (1)	35,273	21,064	21,733	23,548	26	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,455,467)	(18,039,537)	(4,871,204)	(5,830,158)	(2,834,634)	5,448,268
NET INCREASE (DECREASE) IN NET ASSETS	(23,666,108)	(9,382,572)	(7,660,823)	(2,221,309)	(3,013,749)	5,911,375
NET ASSETS
Beginning of Year	216,137,912	225,520,484	66,523,149	68,744,458	6,027,381	116,006
End of Year	$192,471,804	$216,137,912	$58,862,326	$66,523,149	$3,013,632	$6,027,381

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,791,032	6,996,313	4,946,050	5,891,699	913,794	(22,619)
Change in net unrealized appreciation (depreciation) on investments	(21,022,205)	(13,598,808)	(6,091,637)	(12,939,177)	2,103	(317,902)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,231,173)	(6,602,495)	(1,145,587)	(7,047,478)	915,897	(340,521)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,147,489	6,109,089	8,455,129	7,570,247	1,253,045	732,574
Transfers between variable and fixed accounts, net	(3,600,550)	(1,785,967)	2,387,275	(3,328,208)	7,879,478	2,972,999
Policy maintenance charges	(4,925,496)	(5,379,364)	(5,859,673)	(5,871,960)	(843,839)	(631,319)
Policy benefits and terminations	(3,848,920)	(5,805,397)	(3,986,779)	(6,542,680)	(775,655)	(555,058)
Policy loans and loan repayments (1)	(315,804)	(463,034)	(204,978)	(6,195,666)	34,039	(29,631)
Other (1)	48,071	25,174	50,928	35,528	5,821	4,825
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(6,495,210)	(7,299,499)	841,902	(14,332,739)	7,552,889	2,494,390
NET INCREASE (DECREASE) IN NET ASSETS	(24,726,383)	(13,901,994)	(303,685)	(21,380,217)	8,468,786	2,153,869
NET ASSETS
Beginning of Year	128,129,379	142,031,373	136,650,780	158,030,997	14,384,980	12,231,111
End of Year	$103,402,996	$128,129,379	$136,347,095	$136,650,780	$22,853,766	$14,384,980

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8,185,066)	(8,923,011)	7,556,276	3,982,041	16,146,169	12,432,298
Change in net unrealized appreciation (depreciation) on investments	4,776,445	(6,290,163)	(1,929,844)	8,105,913	(14,166,042)	13,641,281
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,408,621)	(15,213,174)	5,626,432	12,087,954	1,980,127	26,073,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,579,483	7,922,829	3,650,601	3,020,745	5,238,911	4,030,657
Transfers between variable and fixed accounts, net	2,083,334	1,933,791	1,608,290	3,480,662	(15,548,765)	(256,346)
Policy maintenance charges	(6,372,712)	(6,591,898)	(3,009,577)	(2,455,633)	(3,905,382)	(3,697,561)
Policy benefits and terminations	(5,798,761)	(6,526,728)	(2,213,811)	(2,275,433)	(3,781,322)	(3,613,203)
Policy loans and loan repayments (1)	1,095,214	(471,928)	(363,458)	190,198	(345,110)	(5,353,175)
Other (1)	59,059	29,706	17,105	8,063	17,498	12,503
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(354,383)	(3,704,228)	(310,850)	1,968,602	(18,324,170)	(8,877,125)
NET INCREASE (DECREASE) IN NET ASSETS	(3,763,004)	(18,917,402)	5,315,582	14,056,556	(16,344,043)	17,196,454
NET ASSETS
Beginning of Year	130,010,515	148,927,917	64,134,607	50,078,051	105,289,356	88,092,902
End of Year	$126,247,511	$130,010,515	$69,450,189	$64,134,607	$88,945,313	$105,289,356

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	623,820	372,401	(266)		6,982	(262)
Change in net unrealized appreciation (depreciation) on investments	(1,212,446)	1,140,499	(474)		(1,374)	17,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(588,626)	1,512,900	(740)		5,608	17,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985,082	967,102	808		20,705	12,515
Transfers between variable and fixed accounts, net	2,215,236	(6,003)	40,249		(6,355)	394,561
Policy maintenance charges	(816,829)	(777,940)	(1,078)		(16,625)	(8,210)
Policy benefits and terminations	(698,868)	(659,731)	-		(16,957)	(16,825)
Policy loans and loan repayments (1)	(94,208)	(89,905)	-		8,862	(9,027)
Other (1)	6,720	2,549	125		178	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,597,133	(563,928)	40,104		(10,192)	373,197
NET INCREASE (DECREASE) IN NET ASSETS	1,008,507	948,972	39,364		(4,584)	390,497
NET ASSETS
Beginning of Year or Period	16,204,220	15,255,248	-		501,764	111,267
End of Year or Period	$17,212,727	$16,204,220	$39,364		$497,180	$501,764

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	1,380		39,619	455	156,575	79,494
Change in net unrealized appreciation (depreciation) on investments	(29,642)		(4,480)	67,101	(222,172)	121,145
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,262)		35,139	67,556	(65,597)	200,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,948		97,011	15,273	509,670	465,216
Transfers between variable and fixed accounts, net	5,286,011		1,686,415	417,237	510,100	1,551,765
Policy maintenance charges	(4,627)		(92,237)	(44,523)	(370,627)	(299,440)
Policy benefits and terminations	-		(11,874)	(12,630)	(287,830)	(98,831)
Policy loans and loan repayments (2)	6,475		3,680	(49)	126,706	(54,286)
Other (2)	(40)		416	168	3,054	1,547
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,295,767		1,683,411	375,476	491,073	1,565,971
NET INCREASE (DECREASE) IN NET ASSETS	5,267,505		1,718,550	443,032	425,476	1,766,610
NET ASSETS
Beginning of Year or Period	-		1,425,507	982,475	4,846,921	3,080,311
End of Year or Period	$5,267,505		$3,144,057	$1,425,507	$5,272,397	$4,846,921

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	307,120	392,507	524,872	665,913	574,479	1,178,884
Change in net unrealized appreciation (depreciation) on investments	(783,049)	456,253	(1,214,131)	381,123	(541,919)	(366,744)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(475,929)	848,760	(689,259)	1,047,036	32,560	812,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,130,084	2,512,070	3,286,150	3,255,002	1,300,519	1,520,024
Transfers between variable and fixed accounts, net	2,080,868	6,485,428	4,197,775	4,440,180	(642,753)	(2,700,088)
Policy maintenance charges	(2,022,568)	(1,505,435)	(1,640,943)	(1,212,965)	(1,449,935)	(1,586,016)
Policy benefits and terminations	(261,739)	(372,864)	(570,332)	(1,263,526)	(1,769,564)	(4,780,047)
Policy loans and loan repayments (2)	(39,374)	(41,192)	(674,419)	(302,398)	(194,887)	(153,271)
Other (2)	2,473	(3,153)	4,440	8,286	13,669	8,783
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,889,744	7,074,854	4,602,671	4,924,579	(2,742,951)	(7,690,615)
NET INCREASE (DECREASE) IN NET ASSETS	2,413,815	7,923,614	3,913,412	5,971,615	(2,710,391)	(6,878,475)
NET ASSETS
Beginning of Year	21,840,822	13,917,208	23,761,522	17,789,907	19,157,254	26,035,729
End of Year	$24,254,637	$21,840,822	$27,674,934	$23,761,522	$16,446,863	$19,157,254

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	786,049	1,032,882	6,104,984	3,486,329	5,264,940	5,743,013
Change in net unrealized appreciation (depreciation) on investments	(945,845)	899,879	(6,916,052)	6,917,932	(6,013,790)	9,383,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	(159,796)	1,932,761	(811,068)	10,404,261	(748,850)	15,126,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,281,294	3,090,918	16,820,792	16,741,576	24,080,809	24,805,202
Transfers between variable and fixed accounts, net	1,207,431	(1,653,790)	(4,011,730)	2,942,625	(768,947)	1,034,100
Policy maintenance charges	(2,834,998)	(2,893,135)	(14,466,549)	(14,169,253)	(17,007,263)	(17,299,310)
Policy benefits and terminations	(1,957,813)	(2,610,329)	(14,044,348)	(8,577,741)	(12,267,576)	(14,642,708)
Policy loans and loan repayments (1)	(188,108)	456,443	(1,876,947)	(1,162,842)	(2,560,186)	(3,505,591)
Other (1)	16,314	17,472	94,300	70,261	193,618	199,616
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(475,880)	(3,592,421)	(17,484,482)	(4,155,374)	(8,329,545)	(9,408,691)
NET INCREASE (DECREASE) IN NET ASSETS	(635,676)	(1,659,660)	(18,295,550)	6,248,887	(9,078,395)	5,718,007
NET ASSETS
Beginning of Year	48,874,236	50,533,896	235,015,262	228,766,375	310,508,205	304,790,198
End of Year	$48,238,560	$48,874,236	$216,719,712	$235,015,262	$301,429,810	$310,508,205

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$222,256	$123,323	$152,391	$93,123
Realized gain (loss) on investments	2,989,454	2,667,444	99,214	352,577	790,354	1,039,245
Change in net unrealized appreciation (depreciation) on investments	(4,266,279)	3,983,162	(1,158,537)	(519,040)	(1,124,859)	250,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,276,825)	6,650,606	(837,067)	(43,140)	(182,114)	1,383,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,051,746	12,024,438	1,156,991	761,624	598,816	524,089
Transfers between variable and fixed accounts, net	(1,956,568)	2,339,575	9,473,916	3,695,700	510,607	1,841,042
Policy maintenance charges	(7,013,456)	(7,051,146)	(767,934)	(386,318)	(386,225)	(281,835)
Policy benefits and terminations	(5,096,083)	(5,905,733)	(222,937)	(161,577)	(319,288)	(1,042,401)
Policy loans and loan repayments (1)	315,033	(2,694,469)	(216,479)	(114,819)	(62,895)	201,589
Other (1)	65,799	63,071	4,024	1,359	4,273	4,340
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(633,529)	(1,224,264)	9,427,581	3,795,969	345,288	1,246,824
NET INCREASE (DECREASE) IN NET ASSETS	(1,910,354)	5,426,342	8,590,514	3,752,829	163,174	2,630,191
NET ASSETS
Beginning of Year	129,631,644	124,205,302	9,101,827	5,348,998	10,019,982	7,389,791
End of Year	$127,721,290	$129,631,644	$17,692,341	$9,101,827	$10,183,156	$10,019,982

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$412,618		$405,187		$817,165
Realized gain (loss) on investments	3,834		342		(9,603)
Change in net unrealized appreciation (depreciation) on investments	(846,578)		(775,266)		(1,980,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(430,126)		(369,737)		(1,172,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	592,107		702,693		952,080
Transfers between variable and fixed accounts, net	28,877,287		60,031,318		66,040,055
Policy maintenance charges	(321,854)		(523,387)		(634,201)
Policy benefits and terminations	(57,627)		(439,731)		(324,058)
Policy loans and loan repayments	(46,941)		(28,738)		(8,984)
Other	(1,068)		6,016		4,570
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	29,041,904		59,748,171		66,029,462
NET INCREASE (DECREASE) IN NET ASSETS	28,611,778		59,378,434		64,856,884
NET ASSETS
Beginning of Period	-		-		-
End of Period	$28,611,778		$59,378,434		$64,856,884

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$281,568	$261,503	$623,436	$1,339,567	$10,509
Realized gain (loss) on investments	3,828,673	4,914,584	3,830,564	5,923,572	(516)
Change in net unrealized appreciation (depreciation) on investments	(5,497,836)	(3,353,189)	(5,049,578)	(6,214,409)	(13,573)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,387,595)	1,822,898	(595,578)	1,048,730	(3,580)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,005,415	902,783	4,193,543	4,742,079	13,174
Transfers between variable and fixed accounts, net	854,761	2,730,031	(576,566)	3,902,963	347,887
Policy maintenance charges	(891,447)	(815,732)	(3,323,503)	(3,202,897)	(8,316)
Policy benefits and terminations	(1,595,371)	(515,450)	(1,914,486)	(3,014,153)	(3,940)
Policy loans and loan repayments (2)	90,371	84,308	(36,943)	138,804	-
Other (2)	6,286	15,199	26,628	22,192	60
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(529,985)	2,401,139	(1,631,327)	2,588,988	348,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,917,580)	4,224,037	(2,226,905)	3,637,718	345,285
NET ASSETS
Beginning of Year or Period	22,656,053	18,432,016	59,715,627	56,077,909	-
End of Year or Period	$20,738,473	$22,656,053	$57,488,722	$59,715,627	$345,285

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Dynamic Allocation V.I. Class I (1)		Dynamic Fixed Income V.I. Class I (1)		Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,442		$1,246		$2,545
Realized gain (loss) on investments	(238)		(187)		(191)
Change in net unrealized appreciation (depreciation) on investments	(4,481)		(1,999)		(8,676)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,277)		(940)		(6,322)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63		16		7,430
Transfers between variable and fixed accounts, net	82,914		58,067		143,248
Policy maintenance charges	(1,686)		(1,724)		(2,949)
Policy benefits and terminations	-		-		-
Policy loans and loan repayments	(1,839)		14,387		-
Other	(10)		12		(28)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	79,442		70,758		147,701
NET INCREASE (DECREASE) IN NET ASSETS	76,165		69,818		141,379
NET ASSETS
Beginning of Period	-		-		-
End of Period	$76,165		$69,818		$141,379

	Dreyfus Appreciation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Service Shares		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,076	$4,779	$447,540	$419,269	$28,495	$13,132
Realized gain (loss) on investments	15,222	15,749	10,306,674	3,330,747	21,533	25,303
Change in net unrealized appreciation (depreciation) on investments	(33,428)	(4,156)	(10,479,207)	2,499,615	(43,562)	(1,112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,130)	16,372	275,007	6,249,631	6,466	37,323
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,825	19,464	3,025,989	2,757,910	99,727	105,058
Transfers between variable and fixed accounts, net	53,858	155,626	(3,110,947)	(1,348,672)	851,762	16,307
Policy maintenance charges	(22,437)	(18,972)	(2,608,515)	(2,529,004)	(64,285)	(57,928)
Policy benefits and terminations	(17,324)	(16,765)	(2,466,666)	(1,343,158)	(74,658)	(20,247)
Policy loans and loan repayments (2)	1,150	(3,725)	(171,857)	(271,284)	(3,883)	(13,135)
Other (2)	229	(90)	15,403	13,393	439	354
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	35,301	135,538	(5,316,593)	(2,720,815)	809,102	30,409
NET INCREASE (DECREASE) IN NET ASSETS	23,171	151,910	(5,041,586)	3,528,816	815,568	67,732
NET ASSETS
Beginning of Year	310,213	158,303	58,739,971	55,211,155	945,335	877,603
End of Year	$333,384	$310,213	$53,698,385	$58,739,971	$1,760,903	$945,335

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,618	$30,772	$125,695	$123,961	$144,258	$111,303
Realized gain (loss) on investments	112,620	260,269	420,388	517,317	472,890	386,831
Change in net unrealized appreciation (depreciation) on investments	(147,013)	(155,955)	(551,977)	(241,933)	(722,664)	(156,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775)	135,086	(5,894)	399,345	(105,516)	341,336
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,004	135,917	672,637	657,941	831,423	702,126
Transfers between variable and fixed accounts, net	(232,435)	(652,127)	(504,780)	1,044,735	1,265,963	1,362,836
Policy maintenance charges	(129,945)	(130,934)	(488,888)	(459,310)	(456,262)	(414,854)
Policy benefits and terminations	(47,377)	(483,134)	(632,788)	(1,388,916)	(425,393)	(559,024)
Policy loans and loan repayments (1)	21,754	17,771	(119,030)	6,284	(266,087)	5,900
Other (1)	1,744	1,044	4,306	4,986	(5,812)	(246)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(192,255)	(1,111,463)	(1,068,543)	(134,280)	943,832	1,096,738
NET INCREASE (DECREASE) IN NET ASSETS	(194,030)	(976,377)	(1,074,437)	265,065	838,316	1,438,074
NET ASSETS
Beginning of Year	2,180,372	3,156,749	8,689,115	8,424,050	7,887,581	6,449,507
End of Year	$1,986,342	$2,180,372	$7,614,678	$8,689,115	$8,725,897	$7,887,581

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,679	$118,039	$46,655	$33,920	$39,613	$17,604
Realized gain (loss) on investments	291,917	609,258	27,046	110,672	34,367	48,993
Change in net unrealized appreciation (depreciation) on investments	(485,487)	(326,629)	(110,949)	(50,204)	(115,472)	(27,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,891)	400,668	(37,248)	94,388	(41,492)	38,962
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	813,651	928,516	637,134	519,112	527,985	231,067
Transfers between variable and fixed accounts, net	291,508	(176,470)	406,821	1,584,468	1,035,917	657,369
Policy maintenance charges	(513,440)	(464,787)	(243,254)	(162,846)	(291,016)	(159,895)
Policy benefits and terminations	(307,409)	(257,541)	(50,038)	(53,405)	(14,427)	(93,114)
Policy loans and loan repayments (1)	(131,182)	(16,340)	(68,679)	(8,032)	(24,610)	(6,638)
Other (1)	407	1,819	565	542	(24)	72
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	153,535	15,197	682,549	1,879,839	1,233,825	628,861
NET INCREASE (DECREASE) IN NET ASSETS	95,644	415,865	645,301	1,974,227	1,192,333	667,823
NET ASSETS
Beginning of Year	8,862,251	8,446,386	2,617,196	642,969	1,350,948	683,125
End of Year	$8,957,895	$8,862,251	$3,262,497	$2,617,196	$2,543,281	$1,350,948

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,894	$18,662	$2,277	$-	$95,499	$7,401
Realized gain (loss) on investments	12,249	28,317	1,369,258	827,917	6,535,696	2,326,910
Change in net unrealized appreciation (depreciation) on investments	(49,762)	(659)	(884,790)	(74,230)	(7,164,762)	(50,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,619)	46,320	486,745	753,687	(533,567)	2,283,355
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,727	64,408	349,009	371,766	1,776,189	1,774,248
Transfers between variable and fixed accounts, net	303,911	323,354	(1,050,115)	2,200,807	(1,788,847)	(615,957)
Policy maintenance charges	(85,214)	(75,783)	(295,231)	(350,997)	(1,376,701)	(1,365,977)
Policy benefits and terminations	(83,349)	(44,993)	(715,459)	(247,088)	(1,332,238)	(1,780,991)
Policy loans and loan repayments (1)	(27,908)	(19,295)	(24,792)	(54,658)	73,927	(104,819)
Other (1)	135	(61)	4,981	(8,991)	24,670	21,914
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	182,302	247,630	(1,731,607)	1,910,839	(2,623,000)	(2,071,582)
NET INCREASE (DECREASE) IN NET ASSETS	170,683	293,950	(1,244,862)	2,664,526	(3,156,567)	211,773
NET ASSETS
Beginning of Year	1,462,713	1,168,763	8,619,895	5,955,369	38,911,844	38,700,071
End of Year	$1,633,396	$1,462,713	$7,375,033	$8,619,895	$35,755,277	$38,911,844

	Fidelity VIP Government		Fidelity VIP Value Strategies		Templeton Foreign
	Money Market Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,845	$11,113	$56,221	$47,409	$508,789	$283,821
Realized gain (loss) on investments	-	(2)	353,365	242,700	84,517	398,223
Change in net unrealized appreciation (depreciation) on investments	-	-	(641,235)	66,454	(1,676,012)	(2,501,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,845	11,111	(231,649)	356,563	(1,082,706)	(1,819,455)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	137,782,759	118,250,044	547,981	559,818	1,373,902	857,323
Transfers between variable and fixed accounts, net	(50,033,435)	77,006,190	(67,535)	565,896	2,269,878	9,040,731
Policy maintenance charges	(19,022,610)	(12,415,243)	(303,941)	(286,618)	(942,275)	(794,406)
Policy benefits and terminations	(18,813,119)	(13,133,528)	(132,993)	(285,636)	(269,303)	(256,811)
Policy loans and loan repayments (1)	(1,080,530)	425,551	29,701	(35,847)	(392,646)	(19,473)
Other (1)	169,935	82,698	2,670	19,737	9,524	2,537
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	49,003,000	170,215,712	75,883	537,350	2,049,080	8,829,901
NET INCREASE (DECREASE) IN NET ASSETS	49,020,845	170,226,823	(155,766)	893,913	966,374	7,010,446
NET ASSETS
Beginning of Year or Period	170,226,823	-	6,047,282	5,153,369	15,271,674	8,261,228
End of Year or Period	$219,247,668	$170,226,823	$5,891,516	$6,047,282	$16,238,048	$15,271,674

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Templeton Global		GE Investments Total		Janus Aspen Series
	Bond VIP Class 2		Return Class 3		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,032,254	$2,137,035	$38,193	$31,605	$51,581	$1,654
Realized gain (loss) on investments	(350,472)	(421,724)	111,128	104,048	1,597,150	959,800
Change in net unrealized appreciation (depreciation) on investments	(4,369,359)	(983,954)	(181,489)	(38,251)	(1,441,864)	(287,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,687,577)	731,357	(32,168)	97,402	206,867	673,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,461,405	2,709,538	125,457	139,984	572,189	310,254
Transfers between variable and fixed accounts, net	(2,608,177)	14,268	351,411	347,386	4,385,236	759,366
Policy maintenance charges	(1,747,168)	(1,822,583)	(138,257)	(107,063)	(367,780)	(215,952)
Policy benefits and terminations	(1,134,176)	(4,049,631)	(18,810)	(49,063)	(618,856)	(90,503)
Policy loans and loan repayments (1)	(83,534)	1,126,178	(2,256)	(6,897)	(120,542)	(2,011)
Other (1)	27,265	25,401	266	27	5,008	3,950
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,084,385)	(1,996,829)	317,811	324,374	3,855,255	765,104
NET INCREASE (DECREASE) IN NET ASSETS	(4,771,962)	(1,265,472)	285,643	421,776	4,062,122	1,438,737
NET ASSETS
Beginning of Year	41,938,819	43,204,291	2,120,800	1,699,024	6,571,388	5,132,651
End of Year	$37,166,857	$41,938,819	$2,406,443	$2,120,800	$10,633,510	$6,571,388

			Lazard Retirement		Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		U.S. Strategic Equity
	Overseas Service Shares		Service Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83,762	$652,636	$-	$2,149	$6,078	$18,797
Realized gain (loss) on investments	(175,674)	199,268	9,116	20,941	(45,910)	476,309
Change in net unrealized appreciation (depreciation) on investments	(1,299,575)	(3,397,984)	(17,222)	(26,628)	(35,508)	(293,811)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,391,487)	(2,546,080)	(8,106)	(3,538)	(75,340)	201,295
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,754	1,486,160	61,239	11,536	137,642	149,521
Transfers between variable and fixed accounts, net	(953,676)	(1,839,277)	507,029	396,773	(1,409,075)	1,783,102
Policy maintenance charges	(732,527)	(868,494)	(26,870)	(5,413)	(122,532)	(122,987)
Policy benefits and terminations	(1,179,380)	(928,241)	(65,214)	-	(266,286)	(33,696)
Policy loans and loan repayments (1)	(879)	(22,045)	(1,861)	-	(502)	555
Other (1)	10,060	13,700	248	(69)	883	863
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,688,648)	(2,158,197)	474,571	402,827	(1,659,870)	1,777,358
NET INCREASE (DECREASE) IN NET ASSETS	(3,080,135)	(4,704,277)	466,465	399,289	(1,735,210)	1,978,653
NET ASSETS
Beginning of Year or Period	17,232,050	21,936,327	399,289	-	3,076,991	1,098,338
End of Year or Period	$14,151,915	$17,232,050	$865,754	$399,289	$1,341,781	$3,076,991

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable Global
	Aggressive Growth - Class II		Mid Cap Core - Class II		High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,177	$1,658	$15,753	$19,441	$6,679
Realized gain (loss) on investments	2,940,059	1,697,072	3,398,846	2,817,446	(570)
Change in net unrealized appreciation (depreciation) on investments	(3,452,679)	488,920	(3,087,229)	(1,371,408)	(12,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,443)	2,187,650	327,370	1,465,479	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,507,231	1,611,947	1,016,332	777,738	3,389
Transfers between variable and fixed accounts, net	4,009,404	4,003,910	(12,076,233)	5,412,501	131,548
Policy maintenance charges	(1,367,458)	(946,605)	(748,629)	(772,989)	(3,865)
Policy benefits and terminations	(358,187)	(214,873)	(544,412)	(1,849,125)	-
Policy loans and loan repayments (2)	(28,694)	(213,817)	262,423	466,415	(3,910)
Other (2)	4,930	9,315	5,195	13,936	12
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,767,226	4,249,877	(12,085,324)	4,048,476	127,174
NET INCREASE (DECREASE) IN NET ASSETS	4,270,783	6,437,527	(11,757,954)	5,513,955	120,845
NET ASSETS
Beginning of Year or Period	15,761,928	9,324,401	23,406,395	17,892,440	-
End of Year or Period	$20,032,711	$15,761,928	$11,648,441	$23,406,395	$120,845

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC (3)		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,595	$34,988	$-	$-	$65,435	$33,208
Realized gain (loss) on investments	(41,390)	17,825	150,594	49,898	324,113	2,620,193
Change in net unrealized appreciation (depreciation) on investments	(89,338)	(53,614)	(824,563)	37,053	(591,549)	(2,195,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,133)	(801)	(673,969)	86,951	(202,001)	458,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,806	26,264	554,446	375,556	419,065	398,931
Transfers between variable and fixed accounts, net	1,232,634	724,579	2,002,570	1,786,639	(1,824,424)	(411,480)
Policy maintenance charges	(126,050)	(15,215)	(281,152)	(205,541)	(337,623)	(391,347)
Policy benefits and terminations	(154,364)	-	(287,516)	(120,045)	(261,037)	(132,653)
Policy loans and loan repayments (2)	(3,084)	-	(34,212)	(2,587)	133,578	(4,519,146)
Other (2)	450	47	2,157	2,345	669	1,108
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,155,392	735,675	1,956,293	1,836,367	(1,869,772)	(5,054,587)
NET INCREASE (DECREASE) IN NET ASSETS	1,100,259	734,874	1,282,324	1,923,318	(2,071,773)	(4,596,585)
NET ASSETS
Beginning of Year or Period	734,874	-	4,842,087	2,918,769	7,506,229	12,102,814
End of Year or Period	$1,835,133	$734,874	$6,124,411	$4,842,087	$5,434,456	$7,506,229

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$970,932	$417,043	$990,516	$1,493,727	$12,220	$18,612
Realized gain (loss) on investments	118,373	57,635	2,124,748	(2,191,175)	12,043,523	9,063,140
Change in net unrealized appreciation (depreciation) on investments	(1,451,050)	(182,155)	(5,071,568)	(3,978,570)	(8,649,585)	(4,724,564)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(361,745)	292,523	(1,956,304)	(4,676,018)	3,406,158	4,357,188
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,926	1,594,078	2,915,430	2,878,303	2,093,008	2,077,144
Transfers between variable and fixed accounts, net	10,867,837	20,719,817	(1,249,558)	(1,259,565)	(5,169,991)	(699,967)
Policy maintenance charges	(2,255,521)	(721,546)	(1,966,491)	(2,188,214)	(1,548,652)	(1,580,443)
Policy benefits and terminations	(541,015)	(183,311)	(1,805,088)	(3,920,749)	(1,363,408)	(2,295,804)
Policy loans and loan repayments (1)	(56,678)	(100,534)	(184,130)	149,771	40,258	205,221
Other (1)	6,009	556	15,457	11,837	11,253	8,037
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	12,658,558	21,309,060	(2,274,380)	(4,328,617)	(5,937,532)	(2,285,812)
NET INCREASE (DECREASE) IN NET ASSETS	12,296,813	21,601,583	(4,230,684)	(9,004,635)	(2,531,374)	2,071,376
NET ASSETS
Beginning of Year	22,747,259	1,145,676	60,125,408	69,130,043	45,824,116	43,752,740
End of Year	$35,044,072	$22,747,259	$55,894,724	$60,125,408	$43,292,742	$45,824,116

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$374,475	$291,217	$-	$-
Realized gain (loss) on investments	7,661,949	6,768,261	3,355,759	3,660,425	(924,894)	3,590,528
Change in net unrealized appreciation (depreciation) on investments	(11,027,108)	(870,355)	(4,009,947)	(1,720,106)	549,689	(4,507,545)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,365,159)	5,897,906	(279,713)	2,231,536	(375,205)	(917,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,108,775	1,975,132	1,368,016	1,405,403	1,099,866	655,687
Transfers between variable and fixed accounts, net	224,628	(1,158,607)	1,813,420	996,321	(522,524)	(350,525)
Policy maintenance charges	(1,751,305)	(1,677,532)	(1,043,020)	(1,018,776)	(675,303)	(472,542)
Policy benefits and terminations	(1,237,512)	(2,986,748)	(696,727)	(724,432)	(550,541)	(333,544)
Policy loans and loan repayments (1)	(53,238)	(105,245)	27,674	194,478	52,756	74,316
Other (1)	17,037	2,103	10,608	19,867	3,657	8,600
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(691,615)	(3,950,897)	1,479,971	872,861	(592,089)	(418,008)
NET INCREASE (DECREASE) IN NET ASSETS	(4,056,774)	1,947,009	1,200,258	3,104,397	(967,294)	(1,335,025)
NET ASSETS
Beginning of Year	52,663,852	50,716,843	25,795,156	22,690,759	11,996,985	13,332,010
End of Year	$48,607,078	$52,663,852	$26,995,414	$25,795,156	$11,029,691	$11,996,985

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class (1)		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$538,119	$311,881	$1,550		$1,694	$838
Realized gain (loss) on investments	2,391,076	1,503,277	11,390		38,298	5,444
Change in net unrealized appreciation (depreciation) on investments	(4,904,619)	(65,314)	(7,026)		(35,805)	11,461
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,975,424)	1,749,844	5,914		4,187	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,318	733,633	28,561		19,414	13,054
Transfers between variable and fixed accounts, net	(2,489,394)	1,284,056	481,012		53,966	77,566
Policy maintenance charges	(630,708)	(552,942)	(14,574)		(13,204)	(7,951)
Policy benefits and terminations	(426,243)	(262,149)	-		-	(9,704)
Policy loans and loan repayments (2)	(118,440)	(123,646)	-		750	(565)
Other (2)	2,170	(144)	(513)		59	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,871,297)	1,078,808	494,486		60,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	(4,846,721)	2,828,652	500,400		65,172	90,143
NET ASSETS
Beginning of Year or Period	16,373,224	13,544,572	-		228,506	138,363
End of Year or Period	$11,526,503	$16,373,224	$500,400		$293,678	$228,506

			PIMCO Global
	Oppenheimer Global		Multi-Asset Managed		Royce Micro-Cap
	Fund/VA Service Shares		Allocation - Advisor Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$96,821	$146,784	$-	$-
Realized gain (loss) on investments	348,614	159,302	(69,150)	(156,337)	110,284	194,768
Change in net unrealized appreciation (depreciation) on investments	(481,187)	(128,203)	(42,335)	305,945	(341,751)	(269,842)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,392)	55,734	(14,664)	296,392	(231,467)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,804	267,961	400,953	517,867	159,458	147,913
Transfers between variable and fixed accounts, net	4,245,681	2,004,584	2,856	(1,561,769)	129,724	(63,076)
Policy maintenance charges	(231,036)	(127,520)	(397,988)	(415,425)	(99,246)	(95,970)
Policy benefits and terminations	(166,876)	(135,286)	(177,484)	(236,010)	(30,809)	(31,264)
Policy loans and loan repayments (2)	(41,886)	3,570	(7,213)	(8,519)	(10,938)	(51,717)
Other (2)	2,333	3,353	1,472	228	(102)	642
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,201,020	2,016,662	(177,404)	(1,703,628)	148,087	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	4,123,628	2,072,396	(192,068)	(1,407,236)	(83,380)	(168,546)
NET ASSETS
Beginning of Year	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year	$7,351,953	$3,228,325	$5,590,106	$5,782,174	$1,764,256	$1,847,636

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$847,925	$903,030	$11,522	$49,483
Realized gain (loss) on investments	3,278,239	2,203,129	2,516,447	7,486,949	(5,581,637)	446,759
Change in net unrealized appreciation (depreciation) on investments	3,313,467	2,608,564	(7,175,330)	(4,551,020)	(8,884,304)	(10,352,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,591,706	4,811,693	(3,810,958)	3,838,959	(14,454,419)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,645,243	3,446,862	4,208,765	3,480,695	2,452,897	2,495,416
Transfers between variable and fixed accounts, net	5,438,509	6,565,992	1,458,268	(9,827,339)	(174,020)	(2,776,971)
Policy maintenance charges	(3,180,936)	(2,384,935)	(2,478,465)	(2,418,469)	(1,675,689)	(2,057,519)
Policy benefits and terminations	(1,730,101)	(1,120,652)	(1,386,731)	(3,731,502)	(1,359,507)	(1,983,165)
Policy loans and loan repayments (1)	(295,421)	(116,630)	(141,001)	(7,159)	(39,250)	(96,736)
Other (1)	14,536	15,206	12,674	10,297	30,488	22,232
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,891,830	6,405,843	1,673,510	(12,493,477)	(765,081)	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	11,483,536	11,217,536	(2,137,448)	(8,654,518)	(15,219,500)	(14,252,931)
NET ASSETS
Beginning of Year	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year	$73,056,638	$61,573,102	$51,571,240	$53,708,688	$26,566,678	$41,786,178

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-12/31/2015	$9.72	34,481	$335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2015	$14.96	3,982,935	$59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
2015	$10.35	291,820	$3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2015	$10.70	1,221,751	$13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
2015	$60.90	1,229,387	$74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
2015	$55.89	1,549,397	$86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
2015	$10.23	172,565	$1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
2015	$64.75	3,983,159	$257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
2015	$12.72	5,175,943	$65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	331,740	$3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
2015	$18.84	2,641,820	$49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%)

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Dividend Growth
2015	$23.24	2,576,943	$59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
2015	$92.20	6,492,170	$598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
2015	$24.49	1,219,366	$29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
Growth
2015	$79.06	2,413,775	$190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%)
Large-Cap Growth
2015	$13.66	3,623,966	$49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
2015	$26.51	4,134,769	$109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	729,210	$12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%)
Main Street Core
2015	$90.07	2,018,936	$181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
2015	$38.15	2,499,895	$95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%)
Mid-Cap Growth
2015	$15.54	2,796,056	$43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	352,002	$9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%)

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Equity
2015	$23.87	714,514	$17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%)
Small-Cap Growth
2015	$20.69	1,043,414	$21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$30.23	6,366,800	$192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	1,525,317	$58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
2015	$12.71	237,150	$3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2015	$35.67	2,898,732	$103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%)
International Large-Cap
2015	$15.04	9,068,039	$136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%)
International Small-Cap
2015	$12.77	1,789,652	$22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%)
International Value
2015	$25.94	4,867,175	$126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%)
Health Sciences
2015	$51.74	1,342,279	$69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
2015	$63.27	1,405,768	$88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Technology
2015	$9.62	1,789,241	$17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
Absolute Return (4)
06/05/2015-12/31/2015	$9.65	4,081	$39,364	0.00%	0.00%	(2.70%)
Currency Strategies
2015	$10.54	47,174	$497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Equity Long/Short (4)
05/14/2015-12/31/2015	$11.60	453,903	$5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2015	$10.48	299,988	$3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2015	$16.20	325,544	$5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	1,355,447	$24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
2015	$19.66	1,407,429	$27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%)
Portfolio Optimization Conservative
2015	$11.67	1,409,870	$16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	3,984,749	$48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%)
Portfolio Optimization Moderate
2015	$12.48	17,370,619	$216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%)
Portfolio Optimization Growth
2015	$12.82	23,509,394	$301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	9,924,465	$127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
2015	$12.12	1,459,843	$17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2015	$15.79	645,029	$10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015-12/31/2015	$22.27	1,284,667	$28,611,778	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015-12/31/2015	$22.63	2,624,363	$59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015-12/31/2015	$20.16	3,216,948	$64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$18.38	1,128,066	$20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
BlackRock Global Allocation V.I. Class III
2015	$19.37	2,967,748	$57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-12/31/2015	$9.45	36,525	$345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-12/31/2015	$9.28	8,208	$76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-12/31/2015	$9.79	7,130	$69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-12/31/2015	$8.85	15,973	$141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2015	$11.60	28,744	$333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2015	$22.61	2,375,038	$53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
Fidelity VIP Freedom 2010 Service Class 2
2015	$13.49	130,571	$1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
Fidelity VIP Freedom 2015 Service Class 2
2015	$13.37	148,567	$1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	583,650	$7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	645,860	$8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	689,894	$8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	241,330	$3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2015	$13.66	186,129	$2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
2015	$12.85	127,155	$1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Growth Service Class 2
2015	$22.17	332,587	$7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$23.62	1,513,887	$35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	21,920,422	$219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$19.35	304,470	$5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	1,447,786	$16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2015	$11.86	3,133,530	$37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	175,726	$2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	533,026	$10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	1,576,129	$14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
Lazard Retirement Global Dynamic Multi Asset Service Class
2015	$10.13	85,433	$865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	95,010	$1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	987,201	$20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	655,123	$11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-12/31/2015	$9.09	13,290	$120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	184,261	$1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2015	$14.82	413,212	$6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	343,590	$5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
Lord Abbett Total Return Class VC
2015	$10.25	3,418,774	$35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2015	$32.20	1,736,068	$55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$45.91	943,079	$43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
III
2015	$66.40	732,052	$48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
V
2015	$24.86	1,086,046	$26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	624,822	$11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	794,088	$11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class (4)
07/13/2015-12/31/2015	$9.72	51,469	$500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2015	$13.27	22,139	$293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	602,661	$7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	584,822	$5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
2015	$11.08	159,296	$1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
T. Rowe Price Blue Chip Growth - II
2015	$25.27	2,891,214	$73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$17.22	2,995,626	$51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Van Eck VIP Global Hard Assets Initial Class
2015	$14.64	1,815,250	$26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following twelve Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Core Income	May 5, 2015	BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

American Funds IS Growth Fund Class 4	October 30, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

American Funds IS Growth-Income Fund Class 4	October 30, 2015	MFS Value Series - Service Class	July 13, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

  5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$463,367	$123,663
Diversified Bond	22,284,443	5,637,599
Floating Rate Income	2,760,323	2,194,060
Floating Rate Loan	1,745,606	3,618,238
High Yield Bond	12,509,561	22,885,346
Inflation Managed	4,677,097	11,394,915
Inflation Strategy	1,254,587	782,844
Managed Bond	8,993,768	32,141,549
Short Duration Bond	14,018,182	15,634,250
Emerging Markets Debt	1,306,313	1,651,546
Comstock	4,747,536	6,511,639
Dividend Growth	7,720,811	5,686,903
Equity Index	51,559,707	50,610,718
Focused Growth	7,269,078	6,436,945
Growth	6,329,953	22,500,892
Large-Cap Growth	6,821,192	6,375,000
Large-Cap Value	5,415,012	15,649,916
Long/Short Large-Cap	2,628,435	3,900,603
Main Street Core	6,121,730	18,226,844
Mid-Cap Equity	1,381,547	9,641,570
Mid-Cap Growth	2,878,244	6,238,968
Mid-Cap Value	3,170,678	6,404,160
Small-Cap Equity	2,076,043	2,401,226
Small-Cap Growth	-	4,813,451
Small-Cap Index	14,583,546	28,038,961
Small-Cap Value	6,640,377	11,511,587
Value Advantage	667,089	3,501,723
Emerging Markets	12,680,465	19,175,704
International Large-Cap	16,405,147	15,563,178
International Small-Cap	10,119,783	2,566,894
International Value	10,358,929	10,713,317
Health Sciences	12,535,010	12,845,862
Real Estate	15,368,048	33,692,217
Technology	4,474,858	2,877,728
Absolute Return (1)	57,030	16,926
Currency Strategies	223,022	233,215
Equity Long/Short (1)	5,312,545	16,778
Global Absolute Return	2,099,018	415,608
Pacific Dynamix - Conservative Growth	1,544,977	1,053,905
Pacific Dynamix - Moderate Growth	4,289,016	1,399,269
Pacific Dynamix - Growth	6,915,553	2,312,881
Portfolio Optimization Conservative	2,226,822	4,969,772
Portfolio Optimization Moderate-Conservative	3,851,270	4,327,140
Portfolio Optimization Moderate	10,896,695	28,381,156
Portfolio Optimization Growth	12,098,313	20,427,842
Portfolio Optimization Aggressive-Growth	10,485,104	11,118,613
Invesco V.I. International Growth Series II	11,239,633	1,589,789
American Century VP Mid Cap Value Class II	3,053,620	2,108,939
American Funds IS Asset Allocation Fund Class 4 (1)	30,225,932	771,409
American Funds IS Growth Fund Class 4 (1)	61,051,059	897,690
American Funds IS Growth-Income Fund Class 4 (1)	67,654,212	807,595
BlackRock Basic Value V.I. Class III	7,324,729	5,049,706
BlackRock Global Allocation V.I. Class III	8,678,165	6,142,846
BlackRock iShares Alternative Strategies V.I. Class I (1)	382,040	22,666

Variable Accounts	Purchases	Sales
BlackRock iShares Dynamic Allocation V.I. Class I (1)	$87,302	$6,419
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	89,025	17,021
BlackRock iShares Equity Appreciation V.I. Class I (1)	153,914	3,668
Dreyfus Appreciation Service Shares	194,270	131,305
Fidelity VIP Contrafund Service Class 2	10,030,366	9,718,543
Fidelity VIP Freedom 2010 Service Class 2	983,237	140,726
Fidelity VIP Freedom 2015 Service Class 2	411,521	560,399
Fidelity VIP Freedom 2020 Service Class 2	1,161,614	2,069,969
Fidelity VIP Freedom 2025 Service Class 2	3,125,429	1,991,190
Fidelity VIP Freedom 2030 Service Class 2	1,439,579	1,101,804
Fidelity VIP Freedom 2035 Service Class 2	1,047,701	302,165
Fidelity VIP Freedom 2045 Service Class 2	1,456,924	169,954
Fidelity VIP Freedom Income Service Class 2	447,137	236,684
Fidelity VIP Growth Service Class 2	1,962,365	3,445,402
Fidelity VIP Mid Cap Service Class 2	6,270,495	4,184,514
Fidelity VIP Government Money Market Service Class	140,424,285	91,403,047
Fidelity VIP Value Strategies Service Class 2	1,607,785	1,471,023
Templeton Foreign VIP Class 2	7,343,460	4,266,563
Templeton Global Bond VIP Class 2	6,926,041	6,781,218
GE Investments Total Return Class 3	731,960	297,694
Janus Aspen Series Enterprise Service Shares	8,021,976	3,088,679
Janus Aspen Series Overseas Service Shares	3,882,960	4,986,994
Lazard Retirement Global Dynamic Multi Asset Service Class	623,612	128,258
Lazard Retirement U.S. Strategic Equity Service Class	460,492	2,022,338
ClearBridge Variable Aggressive Growth - Class II	10,100,015	3,168,411
ClearBridge Variable Mid Cap Core - Class II	5,190,053	16,571,414
Western Asset Variable Global High Yield Bond - Class II (1)	152,734	18,881
Lord Abbett Bond Debenture Class VC	1,903,504	664,119
Lord Abbett Developing Growth Class VC	5,318,802	3,312,541
Lord Abbett Fundamental Equity Class VC	870,439	2,204,650
Lord Abbett Total Return Class VC	20,628,152	6,948,218
I	7,633,480	8,917,349
II	9,569,650	8,162,837
III	8,946,235	4,059,439
V	7,428,262	3,166,717
MFS New Discovery Series - Service Class	6,510,932	6,617,946
MFS Utilities Series - Service Class	5,590,830	6,979,544
MFS Value Series - Service Class (1)	895,597	395,191
Neuberger Berman Socially Responsive I Class	157,736	68,269
Oppenheimer Global Fund/VA Service Shares	5,406,382	810,247
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	991,821	1,072,397
Royce Micro-Cap Service Class	546,668	292,050
T.Rowe Price Blue Chip Growth - II	12,883,728	7,991,879
T.Rowe Price Equity Income - II	8,033,014	4,347,293
Van Eck VIP Global Hard Assets Initial Class	9,215,295	9,968,857

  (1) Operations commenced during 2015.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on SA-2, SA-3, and SA-4 were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	44,437	(9,956)	34,481
Diversified Bond	1,744,310	(641,983)	1,102,327	2,235,807	(740,158)	1,495,649
Floating Rate Income	271,730	(216,064)	55,666	391,924	(264,453)	127,471
Floating Rate Loan	243,036	(414,534)	(171,498)	623,567	(1,193,952)	(570,385)
High Yield Bond	538,081	(697,298)	(159,217)	569,468	(639,211)	(69,743)
Inflation Managed	224,152	(339,354)	(115,202)	372,474	(571,006)	(198,532)
Inflation Strategy	127,404	(83,372)	44,032	238,563	(245,770)	(7,207)
Managed Bond	651,197	(1,005,944)	(354,747)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	1,595,355	(1,721,758)	(126,403)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	141,459	(180,089)	(38,630)	146,310	(76,524)	69,786
Comstock	495,237	(580,118)	(84,881)	1,056,661	(909,214)	147,447
Dividend Growth	500,101	(411,571)	88,530	641,647	(762,568)	(120,921)
Equity Index	1,202,608	(1,197,963)	4,645	1,376,267	(1,388,187)	(11,920)
Focused Growth	422,986	(390,255)	32,731	234,143	(292,376)	(58,233)
Growth	230,606	(442,511)	(211,905)	266,040	(568,839)	(302,799)
Large-Cap Growth	793,337	(756,590)	36,747	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	535,256	(913,340)	(378,084)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	213,257	(287,987)	(74,730)	302,773	(192,134)	110,639
Main Street Core	189,226	(326,305)	(137,079)	416,629	(599,987)	(183,358)
Mid-Cap Equity	170,199	(383,612)	(213,413)	467,676	(772,951)	(305,275)
Mid-Cap Growth	411,957	(610,588)	(198,631)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	160,177	(276,545)	(116,368)	413,328	(443,554)	(30,226)
Small-Cap Equity	157,988	(170,644)	(12,656)	314,064	(238,570)	75,494
Small-Cap Growth	74	(210,197)	(210,123)	94,811	(595,245)	(500,434)
Small-Cap Index	876,061	(1,306,741)	(430,680)	952,895	(1,559,196)	(606,301)
Small-Cap Value	298,850	(422,632)	(123,782)	414,611	(565,826)	(151,215)
Value Advantage	55,337	(270,248)	(214,911)	464,488	(22,358)	442,130
Emerging Markets	635,665	(824,359)	(188,694)	990,350	(1,154,395)	(164,045)
International Large-Cap	2,138,251	(2,118,765)	19,486	1,864,641	(2,754,780)	(890,139)
International Small-Cap	984,028	(393,238)	590,790	693,203	(489,062)	204,141
International Value	840,830	(853,836)	(13,006)	842,194	(962,853)	(120,659)
Health Sciences	390,586	(406,717)	(16,131)	421,651	(384,142)	37,509
Real Estate	444,722	(728,342)	(283,620)	563,724	(720,198)	(156,474)
Technology	568,103	(412,009)	156,094	822,490	(878,326)	(55,836)
Absolute Return (1)	4,220	(139)	4,081
Currency Strategies	24,299	(25,414)	(1,115)	44,674	(7,471)	37,203
Equity Long/Short (1)	455,851	(1,948)	453,903
Global Absolute Return	207,926	(47,604)	160,322	49,957	(12,354)	37,603
Pacific Dynamix - Conservative Growth	104,836	(75,282)	29,554	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	321,064	(163,577)	157,487	535,446	(143,088)	392,358
Pacific Dynamix - Growth	416,600	(188,021)	228,579	446,306	(197,969)	248,337
Portfolio Optimization Conservative	236,771	(468,576)	(231,805)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	468,492	(504,550)	(36,058)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,840,017	(3,238,377)	(1,398,360)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	2,429,278	(3,057,288)	(628,010)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	1,222,344	(1,278,957)	(56,613)	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	973,009	(244,542)	728,467	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	201,406	(181,047)	20,359	302,413	(213,248)	89,165
American Funds IS Asset Allocation Fund Class 4 (1)	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	3,307,342	(90,394)	3,216,948

SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I. Class III	349,209	(377,755)	(28,546)	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	485,769	(569,879)	(84,110)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	14,841	(12,118)	2,723	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	368,153	(601,936)	(233,783)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	72,897	(12,051)	60,846	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	31,918	(45,605)	(13,687)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	84,855	(164,153)	(79,298)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	194,610	(129,615)	64,995	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	120,367	(109,389)	10,978	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	82,458	(33,736)	48,722	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	118,158	(30,375)	87,783	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	38,931	(24,995)	13,936	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	92,329	(175,307)	(82,978)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	145,511	(252,332)	(106,821)	187,363	(275,771)	(88,408)
Fidelity VIP Government Money Market Service Class (2)	29,850,316	(24,950,975)	4,899,341	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	93,385	(91,466)	1,919	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	590,422	(415,867)	174,555	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	543,227	(793,358)	(250,131)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	48,224	(25,286)	22,938	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	404,163	(212,950)	191,213	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	507,344	(681,437)	(174,093)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (2)	61,115	(14,909)	46,206	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	31,276	(142,292)	(111,016)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	511,103	(285,578)	225,525	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	328,177	(1,015,615)	(687,438)	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC (2)	187,397	(75,793)	111,604	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	358,580	(245,255)	113,325	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	46,845	(161,491)	(114,646)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	2,332,502	(1,118,329)	1,214,173	2,228,067	(141,251)	2,086,816
I	384,183	(441,977)	(57,794)	397,392	(520,489)	(123,097)
II	200,476	(332,520)	(132,044)	279,937	(336,173)	(56,236)
III	115,928	(124,832)	(8,904)	102,730	(163,950)	(61,220)
V	426,482	(371,372)	55,110	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	430,584	(470,800)	(40,216)	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	304,244	(471,691)	(167,447)	384,955	(318,000)	66,955
MFS Value Series - Service Class (1)	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	10,360	(5,367)	4,993	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	431,693	(103,386)	328,307	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	120,156	(138,683)	(18,527)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	45,013	(31,502)	13,511	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	875,919	(684,564)	191,355	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	622,030	(524,527)	97,503	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	704,174	(789,163)	(84,989)	540,640	(701,995)	(161,355)

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

SA-47

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2015 and 2014 and

for the years ended December 31, 2015, 2014 and 2013

and Independent Auditors’ Report

PL-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2016

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,

(In Millions)	2015	2014
ASSETS

Investments:

Fixed maturity securities available for sale, at estimated fair value	$38,725	$35,662

Equity securities available for sale, at estimated fair value	88	131

Fair value option securities	536	563

Mortgage loans (includes VIE assets of $1,800 and $750)	11,092	9,327

Policy loans	7,331	7,234

Other investments (includes VIE assets of $197 and $118)	2,024	1,905
TOTAL INVESTMENTS	59,796	54,822

Cash and cash equivalents (includes VIE assets of $7 and $7)	1,845	3,220

Restricted cash (includes VIE assets of $117 and $123)	265	266

Deferred policy acquisition costs	4,719	4,742

Aircraft, net (includes VIE assets of $713 and $869)	8,307	7,817

Other assets (includes VIE assets of $32 and $30)	3,229	2,985

Separate account assets	56,974	60,625

TOTAL ASSETS	$135,135	$134,477

LIABILITIES AND EQUITY

Liabilities:

Policyholder account balances	$41,359	$39,169

Future policy benefits	14,088	13,200

Debt (includes VIE debt of $1,813 and $1,079)	9,590	8,331

Other liabilities (includes VIE liabilities of $165 and $201)	3,438	3,410

Separate account liabilities	56,974	60,625
TOTAL LIABILITIES	125,449	124,735

Commitments and contingencies (Note 18)

Stockholder’s Equity:

Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30

Paid-in capital	1,012	982

Retained earnings	7,868	7,264

Accumulated other comprehensive income	688	1,362
Total Stockholder’s Equity	9,598	9,638

Noncontrolling interests	88	104
TOTAL EQUITY	9,686	9,742

TOTAL LIABILITIES AND EQUITY	$135,135	$134,477

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,

(In Millions)	2015	2014	2013
REVENUES

Policy fees and insurance premiums	$4,179	$3,414	$3,365

Net investment income	2,557	2,408	2,290

Net realized investment gain (loss)	234	(597)	586

OTTI, consisting of $102, $28 and $33 in total, net of $6, $4 and $6 recognized in OCI	(96)	(24)	(27)

Investment advisory fees	353	376	351

Aircraft leasing revenue	833	796	736

Other income	260	259	253
TOTAL REVENUES	8,320	6,632	7,554

BENEFITS AND EXPENSES

Policy benefits paid or provided	3,249	2,650	2,366

Interest credited to policyholder account balances	1,250	1,203	1,248

Commission expenses	1,200	398	1,354

Operating and other expenses	1,870	1,759	1,784
TOTAL BENEFITS AND EXPENSES	7,569	6,010	6,752

INCOME BEFORE PROVISION FOR INCOME TAXES	751	622	802

Provision for income taxes	149	102	131

Net income	602	520	671

Less: net (income) loss attributable to noncontrolling interests	2	3	(19)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$604	$523	$652

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,

(In Millions)	2015	2014	2013

NET INCOME	$602	$520	$671

Other comprehensive income (loss), net of tax:

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:

Unrealized holding gain (loss) arising during period	(710)	525	(754)

Reclassification adjustment for (gain) loss included in net income	41	(16)	(42)
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	(669)	509	(796)

Other, net	(5)	(5)	6

Other comprehensive income (loss)	(674)	504	(790)

Comprehensive income (loss)	(72)	1,024	(119)

Less: comprehensive (income) loss attributable to noncontrolling interests	2	3	(19)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	($70)	$1,027	($138)

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income (Loss)
(In Millions)	Common Stock	Paid-in Capital	Retained Earnings	Gain (Loss) On Derivatives and Unrealized Gain (Loss) On Securities Available for Sale, Net	Other, Net	Total Stockholder’s Equity	Noncontrolling Interests	Total Equity
BALANCES, JANUARY 1, 2013	$30	$982	$6,489	$1,661	($13)	$9,149	$419	$9,568

Comprehensive income (loss):

Net income			652			652	19	671

Other comprehensive loss				(796)	6	(790)		(790)

Total comprehensive income (loss)						(138)	19	(119)

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							(21)	(21)

Deconsolidation of VIEs							(380)	(380)
BALANCES, DECEMBER 31, 2013	30	982	6,941	865	(7)	8,811	37	8,848

Comprehensive income (loss):

Net income (loss)			523			523	(3)	520

Other comprehensive income (loss)				509	(5)	504		504

Total comprehensive income (loss)						1,027	(3)	1,024

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							70	70
BALANCES, DECEMBER 31, 2014	30	982	7,264	1,374	(12)	9,638	104	9,742

Comprehensive loss:

Net income (loss)			604			604	(2)	602

Other comprehensive loss				(669)	(5)	(674)		(674)

Total comprehensive loss						(70)	(2)	(72)

Assumption of noncontrolling interest (Note 7)		30				30	(30)	-

Change in equity of noncontrolling interests							16	16

BALANCES, DECEMBER 31, 2015	$30	$1,012	$7,868	$705	($17)	$9,598	$88	$9,686

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$602	$520	$671

Adjustments to reconcile net income to net cash provided by operating activities:

Net accretion on fixed maturity securities	(70)	(85)	(82)

Depreciation and amortization	466	450	438

Deferred income taxes	113	55	118

Net realized investment (gain) loss	(234)	597	(586)

Other than temporary impairments	96	24	27

Net change in deferred policy acquisition costs	290	(622)	352

Interest credited to policyholder account balances	1,250	1,203	1,248

Net change in future policy benefits	1,274	1,789	1,069

Other operating activities, net	348	(98)	223
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,135	3,833	3,478

CASH FLOWS FROM INVESTING ACTIVITIES

Fixed maturity and equity securities available for sale:

Purchases	(7,340)	(5,638)	(5,909)

Sales	552	1,535	1,279

Maturities and repayments	2,120	2,410	2,640

Purchases of fair value option securities		(498)

Repayments of mortgage loans	863	917	602

Fundings of mortgage loans and real estate	(1,750)	(1,243)	(1,345)

Funding of CMBS VIE mortgage loan	(1,050)	(750)

Proceeds from sale of real estate	3		405

Net change in policy loans	(97)	(79)	(157)

Terminations of derivative instruments, net	159	9	(35)

Proceeds from nonhedging derivative settlements	135	64	86

Payments for nonhedging derivative settlements	(295)	(344)	(628)

Net change in cash collateral received or pledged	(68)	131	(136)

Purchases of and advance payments on aircraft	(1,306)	(1,068)	(1,143)

Proceeds from sale of aircraft	168	266	380

Other investing activities, net	129	323	44
NET CASH USED IN INVESTING ACTIVITIES	(7,777)	(3,965)	(3,917)
(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES

Policyholder account balances:

Deposits	$6,075	$5,900	$6,223

Withdrawals	(5,419)	(4,957)	(5,894)

Net change in short-term debt	227	248	(272)

Issuance of long-term debt	1,041	147	1,661

Issuance of CMBS VIE debt	845	676

Partial retirement of surplus notes			(478)

Payments of long-term debt	(828)	(532)	(836)

Dividend to parent		(200)	(200)

Other financing activities, net	326	70	(21)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,267	1,352	183

Net change in cash and cash equivalents	(1,375)	1,220	(256)

Cash and cash equivalents, beginning of year	3,220	2,000	2,256

CASH AND CASH EQUIVALENTS, END OF YEAR	$1,845	$3,220	$2,000

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Income taxes paid (received), net	($99)	($250)	$160

Interest paid	$376	$324	$294

See Notes to Consolidated Financial Statements

PL-8

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2). These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop. Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•	The fair value of investments in the absence of quoted market values

•	Other than temporary impairment (OTTI) losses of investments

•	Application of the consolidation rules to certain investments

•	The fair value of and accounting for derivatives

•	Aircraft valuation and impairment

•	The capitalization and amortization of deferred policy acquisition costs (DAC)

•	The liability for future policyholder benefits

•	Income taxes

•	Reinsurance transactions

•	Litigation and other contingencies

Certain reclassifications have been made to the 2014 and 2013 consolidated financial statements to conform to the 2015 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2015 through March 8, 2016, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI). Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method. For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

PL-9

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives. Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired. If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security. If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings. If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows. In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value. Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities. The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain (loss). This accounting treatment will provide a partial offset to the impact of interest rate movements.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs. Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan. The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan. Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan. When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

PL-10

Other investments primarily consist of investments in partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds). Investments in partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4). As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager. The changes in estimated fair value for these assets are recognized in net investment income. Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI. Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain (loss).

Real estate investments are carried at depreciated cost, net of write-downs. For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits. The amortization of the original investment and the tax credits are recorded in the provision for income taxes.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value. If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain (loss). If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain (loss). The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis. For derivatives that are hedging securities, these amounts are included in net investment income. For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses. For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain (loss) on an accrual basis. Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain (loss), interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings. Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date. Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC. DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract. However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

PL-11

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts. Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization. DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves. DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance. Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins. The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.75% depending on the product. A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period. In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization. All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation. Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications. Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft. Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement. The Company evaluates carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable. The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired. Goodwill is included in other assets and decreased to $63 million as of December 31, 2015 from $101 million as of December 31, 2014 due to the sale of the Pacific Global Advisors LLC pension advisory business during 2015. There were no goodwill impairments recognized during the years ended December 31, 2015, 2014 and 2013.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements and guaranteed interest contracts (GICs), are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments. Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate. Interest credited to these contracts ranged from 0.2% to 9.1%.

PL-12

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses. Interest rates used in establishing such liabilities ranged from 0.9% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions. If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10). All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as an unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC. Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities. Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue. Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations. Interest rate assumptions ranged from 3.0% to 9.3%. Future dividends for participating business are provided for in the liability for future policy benefits. Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses. The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2015 and 2014, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits. Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, provide additional capacity for future growth and also assumes reinsurance agreements. As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company. The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

Reinsurance accounting is utilized for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue and benefit and expense accounts. Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage. Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities. Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.

PL-13

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue. Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR. The timing of policy fee revenue recognition is determined based on the nature of the fees. Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust (formerly known as Pacific Life Funds), the investment vehicle for the Company’s mutual fund products and other funds. These fees are based upon the net asset value of the underlying portfolios and are recorded as earned. Related subadvisory expense is included in operating and other expenses.

Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses. The aircraft leases require payment in U.S. dollars. Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements. The Company has capital leases in the amount of $100 million and $50 million as of December 31, 2015 and 2014, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years. Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses. Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement. Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary. Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years. For this reason, the Company’s life insurance companies meeting this criterion file separate Federal income tax returns. Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis. A loss is recorded if probable and reasonably estimable. The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses. The Company does not record gain contingencies.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts. Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds. A

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separate account liability is recorded equal to the amount of separate account assets. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows. Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, which modifies the Accounting Standards Codification’s (Codification) Fair Value Measurement Topic. This ASU requires a reporting entity to exclude any investments for which fair value is measured using net asset value (NAV) as a practical expedient from the fair value hierarchy disclosures. In 2015, the Company early adopted this ASU and applied it retrospectively. This guidance only impacted financial statement disclosures (Note 12) and had no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, which modifies the Codification’s Comprehensive Income Topic. This ASU requires enhanced reporting of amounts reclassified out of accumulated other comprehensive income (AOCI) either on the face of the consolidated financial statements or in the notes to the consolidated financial statements. Nonpublic entities are required to report the effects of reclassifications on net income for annual reporting periods and to report information about the amounts reclassified out of AOCI by component for each reporting period for interim and annual reporting periods. The Company adopted this ASU in 2014 and has included the required annual disclosure in Note 13.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented in the statement of financial condition as a direct deduction from the associated debt liability. The guidance in the new standard is limited to the presentation of debt issuance costs and does not affect the recognition and measurement of debt issuance costs. The Company will adopt this ASU retrospectively on January 1, 2016 and adoption will result in a change in presentation of these costs on the consolidated statements of financial condition. Adoption in 2016 will result in a decrease to other assets and debt of $84 million for December 31, 2015.

In February 2015, the FASB issued ASU 2015-02, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain legal entities. All legal entities with which the Company is involved are subject to reevaluation under the revised consolidation model. The amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, and affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. The Company will adopt this ASU retrospectively on January 1, 2016. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, which clarifies the principles for recognizing revenue when it transfers promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled to in exchange for those goods and services. This ASU defines a five step process that identifies the various components of the revenue recognition process, identifying the performance obligation and when to recognize revenue when that performance obligation has been met. The Company will adopt this ASU retrospectively for the year ended December 31, 2018. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

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2.	STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic GIC reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP). The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees. This reserve amounted to $62 million and $61 million as of December 31, 2015 and 2014, respectively, and has been recorded by Pacific Life. The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors. As of December 31, 2015 and 2014, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $520 million, $635 million and $521 million for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus of Pacific Life was $7,762 million and $7,172 million as of December 31, 2015 and 2014, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities. As of December 31, 2015, Pacific Life’s total statutory reserve credit was $1,901 million, of which $1,249 million was supported by third-party letters of credit and note facilities. As of December 31, 2014, Pacific Life’s total statutory reserve credit was $1,702 million, of which $1,160 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits. Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska. Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031. The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont. The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting. As of December 31, 2015, the letter of credit amounted to $680 million and was held in a trust with Pacific Life as beneficiary. PAR Vermont admitted $677 million and $619 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $400 million. This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC. Through this facility, PBRC issued a surplus note with a maturity date of December 2043 and received a note receivable in return with a maturity date of December 2038. The note receivable is credit enhanced by a highly rated third-party reinsurer for 20 years with a five year extension. The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting. As of December 31, 2015 and 2014, the note receivable amounted to $159 million and $111 million, respectively, and was held in a trust with Pacific Life as beneficiary. PBRC admitted $159 million and $111 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

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Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp. The underlying reinsurance is comprised of coinsurance and YRT treaties. Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement). The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles. The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $413 million letter of credit issued to PLRB by highly rated third-party banks for the benefit of Pacific Life, which expires August 26, 2016. In connection with the acquisition and reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement and has also agreed to honor PLRB’s obligations to the letter of credit provider in the event of default.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance. PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life. Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis. On December 1, 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter. PARC is a wholly owned subsidiary of Pacific LifeCorp.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2015 and 2014, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp. Based on these restrictions and 2015 statutory results, Pacific Life could pay $608 million in dividends in 2016 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement. Pacific Life did not pay any dividends to Pacific LifeCorp during the year ended December 31, 2015. During the years ended December 31, 2014 and 2013, Pacific Life paid dividends to Pacific LifeCorp of $200 million each year.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2015 statutory results, PL&A could pay $39 million in dividends to Pacific Life in 2016 without prior regulatory approval. During the years ended December 31, 2015, 2014 and 2013, PL&A paid dividends to Pacific Life of $37 million, $35 million and $35 million, respectively.

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3.	CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997. The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $260 million and $265 million as of December 31, 2015 and 2014, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $268 million and $269 million as of December 31, 2015 and 2014, respectively. The net contribution to income from the Closed Block was zero, $3 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

4.	VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

The following table presents, as of December 31, 2015 and 2014, the consolidated assets and consolidated liabilities, which the Company has consolidated because it is the primary beneficiary:

	Consolidated VIEs
	Consolidated	Consolidated

	Assets	Liabilities

	(In Millions)
December 31, 2015:

Commercial mortgage-backed securities	$1,805	$1,525

Sponsored investment funds	204	10

Aircraft securitization	857	443

Total	$2,866	$1,978

December 31, 2014:

Commercial mortgage-backed securities	$750	$676

Sponsored investment funds	125	2

Aircraft securitization	1,022	602

Total	$1,897	$1,280

COMMERCIAL MORTGAGE-BACKED SECURITIES

Pacific Life has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE). The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs. The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $1,521 million and $676 million as of December 31, 2015 and 2014, respectively (included in CMBS VIE debt in Note 11).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers. Structured as limited partnerships, the Company has provided the initial cash and noncash investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history. Based on the design and operation of the limited partnership arrangements, the Company concluded that

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these legal entities are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary. It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of the limited partnerships. The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events. Short-term non-recourse debt consolidated by the Company was $10 million and $2 million as of December 31, 2015 and 2014, respectively (included in other VIE debt in Note 11). The line of credit has a $15 million borrowing capacity. The Company’s unfunded commitment to the limited partnerships was $75 million and $119 million as of December 31, 2015 and 2014, respectively.

AIRCRAFT SECURITIZATION

During 2005, Aviation Capital Group Corp., a wholly owned subsidiary of Pacific Life engaged in the acquisition and leasing of commercial aircraft (ACG), sponsored a financial asset securitization secured by aircraft. The transaction was classified as a VIE as the total equity investment at risk was insufficient to finance its activities without additional subordinated support. ACG receives ongoing compensation for its role as the remarketing and administrative agent and for various aircraft-related services.

ACG is the primary beneficiary of the securitization because it owns 100% of the equity and has a controlling financial interest in this VIE. As such, the securitization is included in the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $282 million and $401 million as of December 31, 2015 and 2014, respectively (included in ACG VIE debt in Note 11).

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary. The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities. Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Non-consolidated VIEs
		Maximum

	Carrying Amount	Exposure to Loss

	(In Millions)

December 31, 2015:

Fixed maturity securities	$56	$56

Mortgage loans	60	104

Other investments	847	1,316

Total	$963	$1,476

December 31, 2014:

Fixed maturity securities	$54	$54

Other investments	828	1,254

Total	$882	$1,308

FIXED MATURITY SECURITIES

The Company purchased primarily investment grade beneficial interests issued from bankruptcy-remote special purpose entities, which are collateralized by financial assets including corporate debt.

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

OTHER INVESTMENTS

The limited partnership investments include private equity funds and equity in real estate which are reported in other investments. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s equity investments in comparison to the original amount issued by the VIEs.

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OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor. The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale. The Company’s maximum exposure to loss for these investments is limited to its carrying amount. See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

5.	DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$4,742	$4,214	$4,329

Additions:

Capitalized during the year	544	608	621

Amortization:

Allocated to commission expenses	(806)	15	(955)

Allocated to operating expenses	(28)	(1)	(18)

Total amortization	(834)	14	(973)

Allocated to OCI	267	(94)	237

Balance, December 31	$4,719	$4,742	$4,214

During the years ended December 31, 2015, 2014 and 2013, the Company revised certain assumptions utilized to develop EGPs for its products subject to DAC amortization. This resulted in an increase in DAC amortization expense of $51 million for the year ended December 31, 2015 and decreases in DAC amortization expense of $39 million and $43 million for the years ended December 31, 2014 and 2013, respectively. The revised EGPs also resulted in increased URR amortization of $27 million for the year ended December 31, 2015 and decreased URR amortization of $128 million and $6 million for the years ended December 31, 2014 and 2013, respectively.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$667	$597	$638

Deferred costs capitalized during the year	17	29	38

Amortization of deferred costs	(101)	41	(79)

Balance, December 31	$583	$667	$597

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6.	INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges. The net carrying amount of equity securities available for sale represents cost adjusted for OTTI. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2015:

U.S. Government	$49	$8		$57

Obligations of states and political subdivisions	815	125	$2	938

Foreign governments	546	52	6	592

Corporate securities	31,727	1,630	691	32,666

RMBS	2,490	115	49	2,556

CMBS	796	24	7	813

Collateralized debt obligations	55	10		65

Other asset-backed securities	993	57	12	1,038

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

Perpetual preferred securities	$84	$6	$4	$86

Other equity securities	1	1		2

Total equity securities	$85	$7	$4	$88

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2014:

U.S. Government	$47	$9		$56

Obligations of states and political subdivisions	853	164		1,017

Foreign governments	591	70	$2	659

Corporate securities	27,275	2,592	148	29,719

RMBS	2,597	150	43	2,704

CMBS	626	32	1	657

Collateralized debt obligations	54	16		70

Other asset-backed securities	717	64	1	780

Total fixed maturity securities	$32,760	$3,097	$195	$35,662

Perpetual preferred securities	$127	$7	$9	$125

Other equity securities	1	5		6

Total equity securities	$128	$12	$9	$131

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The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2015, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)

Due in one year or less	$1,416	$25	$5	$1,436

Due after one year through five years	6,555	446	71	6,930

Due after five years through ten years	14,485	389	385	14,489

Due after ten years	10,681	955	238	11,398

	33,137	1,815	699	34,253
Mortgage-backed and asset-backed securities	4,334	206	68	4,472

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

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The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater. Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2015:
Obligations of states and political subdivisions	3	$134	$2
Foreign governments	10	62	6
Corporate securities	989	10,785	691
RMBS	101	972	49
CMBS	17	273	7
Other asset-backed securities	60	533	12

Total fixed maturity securities	1,180	12,759	767

Perpetual preferred securities	4	18	4
Other investments	4	18	5

Total other investments	8	36	9

Total	1,188	$12,795	$776

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

	(In Millions)				(In Millions)
December 31, 2015:

Obligations of states and political subdivisions	3	$134	$2

Foreign governments	7	43	5	3	$19	$1

Corporate securities	831	9,473	413	158	1,312	278

RMBS	31	467	5	70	505	44

CMBS	17	273	7

Other asset-backed securities	57	527	10	3	6	2

Total fixed maturity securities	946	10,917	442	234	1,842	325

Perpetual preferred securities	2	9	1	2	9	3

Other investments	4	18	5

Total other investments	6	27	6	2	9	3

Total	952	$10,944	$448	236	$1,851	$328

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	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2014:
Foreign governments	3	$18	$2
Corporate securities	412	3,493	148
RMBS	80	630	43
CMBS	10	91	1
Other asset-backed securities	12	60	1

Total fixed maturity securities	517	4,292	195

Perpetual preferred securities	4	36	9
Other investments	2	14	1

Total other investments	6	50	10

Total	523	$4,342	$205

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)			(In Millions)
December 31, 2014:

Foreign governments				3	$18	$2

Corporate securities	229	$1,512	$55	183	1,981	93

RMBS	26	193	3	54	437	40

CMBS				10	91	1

Other asset-backed securities				12	60	1

Total fixed maturity securities	255	1,705	58	262	2,587	137

Perpetual preferred securities				4	36	9

Other investments	2	14	1

Total other investments	2	14	1	4	36	9

Total	257	$1,719	$59	266	$2,623	$146

The gross unrealized losses on available for sale securities and other investments in the tables above increased from $205 million as of December 31, 2014 to $776 million as of December 31, 2015. This increase is primarily due to increases in interest rates, general credit spread widening, and declines in the energy, metals and mining sectors, as a result of declining oil, natural gas, and commodity prices. Included in corporate securities above is a portion of the Company’s net exposure to fixed maturity securities in the energy, metals and mining sectors, which was $3.3 billion as of December 31, 2015, with a net unrealized loss of $247 million. As of December 31, 2015, 90% of investments in these sectors were investment grade.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary. The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

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The table below presents non-agency RMBS and CMBS by investment rating from independent rating agencies and vintage year of the underlying collateral as of December 31, 2015.

	Net Carrying Amount		Rating as % of	Vintage Breakdown
Rating		Estimated Fair Value	Net Carrying Amount	2004 and Prior	2005	2006	2007	2008 and Thereafter

	($ In Millions)

Prime RMBS:
AAA	$378	$376	26%					26%
AA	30	30	2%	2%
A	14	15	1%	1%
BAA	101	106	7%	5%	2%
BA and below	910	921	64%	12%	29%	19%	4%

Total	$1,433	$1,448	100%	20%	31%	19%	4%	26%

Alt-A RMBS:
AAA	$1	$1	0%
AA	26	27	7%	7%
A	12	13	3%	1%	2%
BAA	27	28	7%	4%	3%
BA and below	308	285	83%	14%	16%	23%	30%

Total	$374	$354	100%	26%	21%	23%	30%	0%

Sub-prime RMBS:
AAA	$14	$13	7%	7%
BAA	55	55	29%	29%
BA and below	119	118	64%	55%	7%	1%	1%

Total	$188	$186	100%	91%	7%	1%	1%	0%

CMBS:
AAA	$63	$67	8%					8%
AA	162	174	20%	7%				13%
A	388	390	49%					49%
BAA	147	146	18%					18%
BA and below	36	36	5%					5%

Total	$796	$813	100%	7%	0%	0%	0%	93%

Prime mortgages are loans made to borrowers with strong credit histories, whereas sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. Alt-A mortgage lending is the origination of residential mortgage loans to customers who have good credit ratings, but have limited documentation for their source of income or some other standard input used to underwrite the mortgage loan. The greater use of affordable mortgage products and relaxed underwriting standards by some originators for these loans has led to higher delinquency and loss rates, especially within the 2007 and 2006 vintage years.

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During 2015, the Company initiated a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements. The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities. All securities lending agreements are callable by the Company at any time. The contractual maturity on all securities lending arrangements is overnight and continuous. The following table presents the Company’s security loans outstanding and the corresponding collateral held:

December 31,
2015

(In Millions)

Security loans outstanding, estimated fair value (1)	$157
Reinvestment portfolio, estimated fair value (2)	161
Cash collateral liability (3)	161

(1)	Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.
(2)	The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and is included in cash and cash equivalents.
(3)	Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities	$1,688	$1,629	$1,550

Equity securities	4	5	27

Mortgage loans	582	451	434

Real estate	103	102	120

Policy loans	201	202	201

Partnerships and joint ventures	106	165	137

Other	37	21	10

Gross investment income	2,721	2,575	2,479

Investment expense	164	167	189

Net investment income	$2,557	$2,408	$2,290

PL-26

The components of net realized investment gain (loss) are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities:

Gross gains on sales	$26	$47	$70

Gross losses on sales	(8)	(14)	(7)

Total fixed maturity securities	18	33	63

Equity securities:

Gross gains on sales	5	7	34

Total equity securities	5	7	34

FVO securities and trading securities	(33)	69	2

Real estate	2	(1)	77

Variable annuity GLB embedded derivatives	60	(706)	1,144

Variable annuity GLB policy fees	209	199	195

Variable annuity derivatives - total return swaps	(21)	(96)	(469)

Variable annuity derivatives - futures	(46)	(96)	(43)

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Fixed indexed annuity derivatives - futures	(2)	21

Equity put options		(32)	(359)

Synthetic GIC policy fees	44	44	42

Foreign currency and interest rate swaps	25	26	(96)

Life indexed account embedded derivatives	51	(136)	(153)

Life indexed account derivatives - call options	(58)	126	154

Other	(15)	(28)	8

Net realized investment gain (loss)	$234	($597)	$586

PL-27

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total

Year ended December 31, 2015:	(In Millions)

Corporate securities	$70		$70

RMBS	2	$6	8

Perpetual preferred securities	9		9

OTTI - fixed maturity and equity securities	81	6	87

Mortgage loans	11		11

Other investments	4		4

Total OTTI	$96	$6	$102

Year ended December 31, 2014:

Corporate securities	$2		$2

RMBS	5	$4	9

Perpetual preferred securities	2		2

OTTI - fixed maturity and equity securities	9	4	13

Mortgage loans	14		14

Real estate	1		1

Total OTTI	$24	$4	$28

Year ended December 31, 2013:

Corporate securities	$11		$11

RMBS	7	$6	13

OTTI - fixed maturity securities	18	6	24

Real estate	9		9

Total OTTI	$27	$6	$33

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,

	2015	2014

	(In Millions)

Cumulative credit loss, January 1	$188	$217

Additions for credit impairments recognized on:

Securities previously other than temporarily impaired	2	4

Securities not previously other than temporarily impaired		1

Total additions	2	5

Reductions for credit impairments previously recognized on:

Securities due to an increase in expected cash flows and time value of cash flows	(3)	(5)

Securities sold		(29)

Total subtractions	(3)	(34)

Cumulative credit loss, December 31	$187	$188

PL-28

The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total

	(In Millions)

December 31, 2015:

Obligations of states and political subdivisions		$2	$2

Foreign governments		6	6

Corporate securities	$2	689	691

RMBS	35	14	49

CMBS		7	7

Other asset-backed securities		12	12

Total fixed maturity securities	$37	$730	$767

Perpetual preferred securities		$4	$4

Total equity securities	-	$4	$4

December 31, 2014:

Foreign governments		$2	$2

Corporate securities		148	148

RMBS	$34	9	43

CMBS		1	1

Other asset-backed securities		1	1

Total fixed maturity securities	$34	$161	$195

Perpetual preferred securities		$9	$9

Total equity securities	-	$9	$9

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Available for sale securities:

Fixed maturity	($1,648)	$1,380	($1,897)

Equity		(4)	11

Total available for sale securities	($1,648)	$1,376	($1,886)

Trading securities, included in other investments, totaled $209 million and $224 million as of December 31, 2015 and 2014, respectively. The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2015 and 2014 were ($2) million and $14 million, respectively. Net unrealized gain (loss) recognized in net realized investment gain (loss) on trading securities still held at the reporting date were ($4) million, $1 million and $2 million as of December 31, 2015, 2014 and 2013, respectively.

FVO securities consist of U.S. Government securities. FVO securities totaled $536 million and $563 million as of December 31, 2015 and 2014, respectively. The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain (loss) and was ($27) million and $66 million for the years ended December 31, 2015 and 2014, respectively. Interest income earned from FVO securities is recorded in net investment income and was $17 million and $8 million for the years ended December 31, 2015 and 2014, respectively.

PL-29

As of December 31, 2015 and 2014, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

Mortgage loans totaled $11,092 million and $9,327 million as of December 31, 2015 and 2014, respectively. Mortgage loans are collateralized by commercial properties primarily located throughout the U.S. As of December 31, 2015, $2,230 million, $1,686 million, $1,421 million, $1,330 million and $1,150 million were located in Texas, New York, California, Washington and District of Columbia, respectively. Included in the December 31, 2015 amount for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIE (Note 4). As of December 31, 2015, $283 million and $196 million were located in Canada and the United Kingdom (UK), respectively. The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2015 or 2014. As of December 31, 2015, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief. Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. See Note 12.

As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount. No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount. As of December 31, 2014, there were six loans with a book value of $62 million that were considered impaired. As the estimated fair value of the collateral on three of these loans was lower than their carrying amount, an impairment loss of $18 million (gross of reinsurance of $4 million) was recorded. No impairment loss was recorded on the other three loans since the estimated fair value of the collateral was higher than their carrying amount. Separately during 2014, one loan totaling $40 million was returned to the Company through a deed in lieu of foreclosure process and became a real estate property investment. As of December 31, 2013, there were two loans with a book value of $6 million that were considered impaired. As the estimated fair value of the collateral on these loans was higher than their carrying amount, no impairment loss was recorded.

PL-30

The following tables set forth mortgage loan credit levels as of December 31, 2015 and 2014 ($ In Millions):

	December 31, 2015
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$640	1.79	$143	1.24	$46	1.06			$829	1.65

Golf course	11	2.64	17	0.69	59	1.47	$55	0.87	142	1.23

Hotel/Lodging	718	2.12			175	0.70			893	1.84

Industrial							18	1.70	18	1.70

Mobile home park	195	2.49							195	2.49

Office	3,818	2.03					21	0.32	3,839	2.02

Office - VIE	750	3.00							750	3.00

Residential	6	1.44							6	1.44

Resort	478	2.94							478	2.94

Retail	1,613	2.22							1,613	2.22

Retail - VIE	1,050	1.14							1,050	1.14

Construction	1,279								1,279
Total mortgage loans	$10,558	2.09	$160	1.18	$280	0.92	$94	0.91	$11,092	2.03

	December 31, 2014
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$573	1.67	$164	1.07	$46	0.95			$783	1.50

Golf course	11	2.45	158	1.03	19	1.41	$1	1.04	189	1.15

Hotel/Lodging	905	1.96							905	1.96

Industrial							18	0.95	18	0.95

Mobile home park	117	2.29							117	2.29

Office	3,869	2.09					25	0.05	3,894	2.08

Office - VIE	750	3.11							750	3.11

Resort	479	3.24							479	3.24

Retail	1,168	1.89							1,168	1.89

Construction	1,024								1,024
Total mortgage loans	$8,896	2.19	$322	1.05	$65	1.08	$44	0.44	$9,327	2.12

Real estate investments totaled $345 million and $329 million as of December 31, 2015 and 2014, respectively. The Company had no real estate investment impairments during the year ended December 31, 2015. As of December 31, 2014, there were four properties with a book value prior to impairment measurement of $10 million that were considered impaired and an impairment loss of $1 million was recognized as the fair value of these properties was lower than their carrying amount. As of December 31, 2013, there were four properties with a book value prior to measurement of $20 million that were considered impaired and an impairment loss of $9 million was recognized as the fair value of these properties was lower than their carrying amount. See Note 12.

PL-31

7.	AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,

	2015	2014
	(In Millions)

Aircraft	$9,152	$8,453

Aircraft held by consolidated VIEs	1,097	1,307
	10,249	9,760
Accumulated depreciation	1,942	1,943
Aircraft, net	$8,307	$7,817

As of December 31, 2015, domestic and foreign future minimum rentals scheduled to be received under the noncancelable portion of leases are as follows (In Millions):

	2016	2017	2018	2019	2020	Thereafter
Domestic	$142	$130	$123	$120	$120	$300

Foreign	749	694	634	546	439	1,198

Total leases	$891	$824	$757	$666	$559	$1,498

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $189 million. The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million, $27 million, and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively. During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $181 million.

As of December 31, 2015 and 2014, aircraft under operating lease with a carrying amount of $2,871 million and $3,462 million, respectively, were assigned as collateral to secure debt (Notes 4 and 11).

During the years ended December 31, 2015, 2014 and 2013, aircraft impairments of $39 million, $37 million and $28 million, respectively, were recognized and included in operating and other expenses. See Note 12.

Three and nine aircraft were not subject to a signed lease or sales commitment, collectively representing approximately 1% and 2% of the carrying amount of aircraft as of December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015, 2014 and 2013, gain (loss) on the sale of aircraft of ($1) million, $8 million and $7 million, respectively, were recognized and included in other income. Aircraft held for sale totaled $244 million and $65 million as of December 31, 2015 and 2014, respectively, and are included in aircraft, net.

During 2006, ACG and a bank sponsored a 50/50 joint venture. As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary. During 2015, the non-recourse debt was paid off (Note 11) and ACG assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest. As a result, the noncontrolling interest related to this joint venture of $30 million was reduced to zero as of December 31, 2015.

See Note 18 for future aircraft purchase commitments.

8.	DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, equity risk, and credit risk. Derivative instruments are also used to manage the duration mismatch of assets and liabilities. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options. In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

PL-32

Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value in its consolidated statements of financial condition. The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions. These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers. These reinsurance arrangements are used to offset a portion of the Company’s exposure to the GLBs for the lives of the host variable annuity contracts issued. The ceded portion of these GLBs is considered an embedded derivative. The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the GLBs not covered by reinsurance. The Company utilizes total return swaps based upon the S&P 500 Index and the MSCI EAFE (Europe, Australasia and Far East) Index and exchange-traded equity futures based upon broad equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. The total return swaps provide periodic payments to the Company in exchange for the return of the S&P 500 and MSCI EAFE indices in the form of a payment or receipt, depending on whether the return relative to the index on trade date is positive or negative. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers a fixed indexed annuity product where interest is credited to the policyholder’s account balance based on equity index changes. A policyholder may allocate the contract’s net accumulated value to one or a combination of the following: fixed return account at a guaranteed interest rate to be no less than 1% for a specified period of time, one or two-year S&P 500 indexed account with caps, or one or two-year global indexed account with caps. The indexed products contain embedded derivatives. The Company utilizes exchange-traded equity futures based upon broad market indices and total return swaps based upon the MSCI EAFE index to economically hedge the credit paid to the policyholder on the underlying equity index.

The Company used equity put options to hedge equity and credit risks. These equity put options involved the exchange of either an upfront payment or periodic fixed rate payments for the return, at the end of the option agreement, of the equity index below a specified strike price.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives. The ERISA Plan uses the contracts in its stable value fixed income option. The Company receives a fee, recognized in net realized investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option. In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios. The estimated fair value of the derivative is zero as of December 31, 2015 and 2014.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon

PL-33

interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying index. Indexed accounts currently offered by the Company include: one-year S&P 500 indexed account currently capped at 8% to 11%, one-year S&P 500 indexed uncapped account currently with a 5% threshold, one-year international indexed account currently capped at 11%, two-year S&P 500 indexed account currently capped at 30% and five-year S&P 500 indexed uncapped account. The life insurance products with indexed accounts contain embedded derivatives.

The Company utilizes call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums and the settlements are recognized in net realized investment gain (loss).

The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2015	2014

	(In Millions)

Variable annuity GLB embedded derivatives	$31,562	$33,717

Variable annuity derivatives - total return swaps	1,683	1,445

Variable annuity derivatives - futures	888	758

Variable annuity derivatives - interest rate swaps	110	135

Fixed indexed annuity embedded derivatives	2,638	1,622

Fixed indexed annuity derivatives - total return swaps	12

Fixed indexed annuity derivatives - futures	410	152

Synthetic GICs	21,451	21,587

Foreign currency and interest rate swaps	1,225	2,721

Life indexed account embedded derivatives	3,251	2,421

Life indexed account derivatives - call options	3,528	2,519

Other	778	345

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps. Notional amounts for variable annuity GLB embedded derivatives represent deposits into variable annuity contracts covered by embedded derivative riders as a measurement of volume. 13.0% and 13.1% of these notional amounts are reinsured by third-party reinsurers as of December 31, 2015 and 2014, respectively. 4.1% of these notional amounts are reinsured by an affiliated reinsurer as of December 31, 2015 and 2014.

PL-34

The following table summarizes amounts recognized in net realized investment gain (loss) for derivatives not designated as a hedge. Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations. The amounts presented do not include the periodic net payments and amortization of $191 million, $288 million and $554 million for the years ended December 31, 2015, 2014 and 2013, respectively, which are recognized in net realized investment gain (loss).

	Amount of Gain (Loss)

	Recognized in

	Income on Derivatives
	Years Ended December 31,

	2015	2014	2013
	(In Millions)

Variable annuity derivatives - total return swaps	$2	$27	($96)

Equity put options		(23)	(259)

Foreign currency and interest rate swaps	67	1	(75)

Life indexed account derivatives - call options	59	206	208

Other	(5)		2

Embedded derivatives:

Variable annuity GLB embedded derivatives	60	(706)	1,144

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Life indexed account embedded derivatives	51	(136)	(153)

Other		(2)	(2)
Total	$229	($660)	$756

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates. These cash flows include those associated with existing assets and liabilities. The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 6 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $310 million and $453 million as of December 31, 2015 and 2014, respectively. The Company had gains recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of $7 million, $18 million and $42 million for the years ended December 31, 2015, 2014 and 2013, respectively. For the years ended December 31, 2015, 2014 and 2013, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

Hedge ineffectiveness related to cash flow hedges was zero, $1 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2015, 2014 and 2013. Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2015 and 2014.

PL-35

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded on the Company’s consolidated statements of financial condition at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral. The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2015	2014		2015	2014
	(In Millions)			(In Millions)

Derivatives designated as hedging instruments:

Foreign currency and interest rate swaps		$3	(1)
	$5		(5)	$12	$22	(5)
Total derivatives designated as hedging instruments	5	3		12	22

Derivatives not designated as hedging instruments:

Variable annuity derivatives - total return swaps	12	3	(1)	5	8	(1)
	3	3	(5)	2	4	(5)
Variable annuity derivatives - interest rate swaps	3	2	(1)	1	3	(1)
Foreign currency and interest rate swaps	108	34	(1)	8	20	(1)
	13	32	(5)	28	133	(5)
Life indexed account derivatives - call options	66	146	(1)	1		(1)
	19	48	(5)	1		(5)

Embedded derivatives:
Variable annuity GLB embedded derivatives (including reinsurance contracts)	190	204	(2)	1,200	1,274	(3)
Fixed indexed annuity embedded derivatives				167	110	(4)
Life indexed account embedded derivatives				191	278	(4)
Other				1		(2)
				7	3	(4)
				3	4	(5)
Total derivatives not designated as hedging instruments	414	472		1,615	1,837

Total derivatives	$419	$475		$1,627	$1,859

Location on the consolidated statements of financial condition:

(1) Other investments (2) Other assets (3) Future policy benefits (4) Policyholder account balances (5) Other liabilities

Cash collateral received from counterparties was $74 million and $132 million as of December 31, 2015 and 2014, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities. Cash collateral pledged to counterparties was $71 million and $61 million as of December 31, 2015 and 2014, respectively. A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities. Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received. If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

PL-36

As of December 31, 2015 and 2014, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $45 million and $24 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition. The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2015 and 2014, none of the collateral had been sold or repledged. As of December 31, 2015 and 2014, the Company provided collateral in the form of various securities with an estimated fair value of $5 million, which are included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities reported in the consolidated statements of financial condition (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral. Gross amounts include income or expense accruals. Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals. Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation. Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of Recognized Assets/Liabilities (1)	Gross Amounts Offset (2)	Net Amounts	Gross Amounts Not Offset - Asset Collateral	Net Amounts
	(In Millions)

December 31, 2015:

Derivative assets	$191	($125)	$66	($45)	$21

Derivative liabilities	107	(67)	40		40

December 31, 2014:

Derivative assets	$233	($191)	$42	($23)	$19

Derivative liabilities	202	(89)	113		113

(1)	As of December 31, 2015 and 2014, derivative assets include expense accruals of $22 million and $38 million, respectively, and derivative liabilities include expense accruals of $66 million and $12 million, respectively.
(2)	As of December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $4 million, respectively, and provided excess cash collateral of $1 million and zero, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties. The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis. Therefore, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties. In addition, the Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company currently pledges cash and securities to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements may also include collateral arrangements with derivative counterparties, which may require both the pledge and acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold.

The Company’s credit exposure is measured on a counterparty basis as the net positive aggregate estimated fair value, net of accrued income or expenses and collateral received, if any. The Company’s credit exposure for OTC derivatives as of December 31, 2015 was $20 million. The maximum exposure to any single counterparty was $6 million at December 31, 2015. All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

PL-37

The Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty. If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions. The aggregate estimated fair value of all OTC derivative instruments with credit risk related contingent features that were in a liability position on December 31, 2015, was $31 million for which the Company has posted collateral of $14 million. If certain of the Company’s financial strength ratings were to fall one notch as of December 31, 2015, the Company would have been required to post an additional $7 million of collateral to its counterparties.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives. As of December 31, 2015, the Company’s financial strength ratings were above the specified level.

9.	POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,

	2015	2014
	(In Millions)

UL	$25,812	$24,642

Annuity and deposit liabilities	14,894	13,310

Funding agreements	295	714

Life indexed account embedded derivatives	191	278

Fixed indexed annuity embedded derivatives	167	110

GICs		115
Total	$41,359	$39,169

FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,

	2015	2014
	(In Millions)

Annuity reserves	$7,620	$7,725

Policy benefits payable	2,773	2,206

Variable annuity GLB embedded derivatives	1,200	1,274

URR	1,138	818

Life insurance	970	833

Closed Block liabilities	268	266

Other	119	78
Total	$14,088	$13,200

PL-38

10.	SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). These contracts also include various types of GMDB and GLB features. For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years. Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return. In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features. The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting at age 59.5, regardless of market performance. The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,

	2015	2014
	($ In Millions)

Return of net deposits

Separate account value	$49,682	$53,187

Net amount at risk (1)	1,083	581

Average attained age of contract holders	66 years	65 years

Anniversary contract value

Separate account value	$13,835	$15,206

Net amount at risk (1)	930	536

Average attained age of contract holders	67 years	66 years

Minimum return

Separate account value	$884	$995

Net amount at risk (1)	449	406

Average attained age of contract holders	71 years	70 years

(1)	Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

PL-39

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,

	2015	2014	2015	2014

	GMIB		GMWBL
	($ In Millions)		($ In Millions)

Separate account value	$1,755	$2,027	$5,422	$5,220

Net amount at risk (1)	265	183	431	119

Average attained age of contract holders	62 years	61 years	66 years	65 years

(1)	GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31. GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,

	2015	2014	2015	2014	2015	2014

	GMDB		GMIB		GMWBL
	(In Millions)		(In Millions)		(In Millions)

Balance, beginning of year	$5		$25	$18	$21	$11

Changes in reserves	15	$15	18	10	32	10

Benefits paid	(11)	(10)	(3)	(3)

Balance, end of year	$9	$5	$40	$25	$53	$21

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,

	2015	2014

	(In Millions)

Asset type

Equity	$30,300	$32,496

Bonds	15,666	17,143

Money market	319	259

Other	3,619	3,495

Total separate account value	$49,904	$53,393

PL-40

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments. The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC. The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)

Balance, January 1, 2013	$279	$105	$174

Incurred guaranteed benefits	40	(5)	45

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2013	312	100	212

Incurred guaranteed benefits	111	26	85

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2014	416	126	290

Incurred guaranteed benefits	142	29	113

Paid guaranteed benefits	(1)		(1)

Balance, December 31, 2015	$557	$155	$402

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,

	2015	2014

	($ In Millions)

Net amount at risk (1)	$16,905	$17,230

Average attained age of policyholders	59 years	58 years

(1)	Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

PL-41

11.	DEBT

Debt consists of the following:

	December 31,

	2015	2014

	(In Millions)

Short-term debt:

Credit facility recourse only to ACG	$485	$266

Other VIE debt (Note 4)	10	2

Total short-term debt	$495	$268

Long-term debt:

Surplus notes	$1,771	$1,771

Fair value hedge adjustments - terminated interest rate swap agreements	271	277

Note payable to Pacific LifeCorp	15

Non-recourse long-term debt:

Debt recourse only to ACG	5,021	4,525

ACG non-recourse debt		307

Other non-recourse debt	214	106

ACG VIE debt (Note 4)	282	401

CMBS VIE debt (Note 4)	1,521	676

Total long-term debt	$9,095	$8,063

SHORT-TERM DEBT

Pacific Life maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2015 and 2014. In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in October 2019 that will serve as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2015 and 2014. As of and during the year ended December 31, 2015, Pacific Life was in compliance with the debt covenants related to these facilities.

The Company maintains reverse repurchase lines of credit with various financial institutions. These borrowings are at variable rates of interest based on collateral and market conditions. There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2015 and 2014.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka. Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations. The Company had estimated available eligible collateral of $1.8 billion as of December 31, 2015. Interest is at variable or fixed rates. The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2015 and 2014.

PL&A is a member of the FHLB of San Francisco. PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations. PL&A had estimated available eligible collateral of $46 million as of December 31, 2015. Interest is at variable or fixed rates. PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2015 and 2014.

ACG has revolving credit agreements with banks for a $1,165 million borrowing capacity. Interest on these loans is at variable rates, payable monthly and ranged from 1.9% to 2.1% as of December 31, 2015 and was 1.9% as of December 31, 2014. The facilities expire at various dates ranging from 2017 to 2019. There was $485 million and $266 million outstanding in connection with these revolving credit agreements as of December 31, 2015 and 2014, respectively. These credit agreements are recourse only to ACG.

PL-42

During 2015, ACG entered into a loan facility with several Japanese banks that is denominated in Japanese yen with a U.S. dollar equivalent of approximately $192 million as of December 31, 2015. Interest is at variable rates. ACG has not drawn on the loan facility as of December 31, 2015. This loan facility is recourse only to ACG.

LONG-TERM DEBT

Pacific Life has $677 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 9.25%, maturing on June 15, 2039. Interest is payable semiannually on June 15 and December 15. Pacific Life may redeem these surplus notes at its option, subject to the approval of the NE DOI for such optional redemption. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. On January 22, 2013, Pacific Life, with the approval of the NE DOI, exercised its early settlement right and repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes. The partial retirement of these surplus notes was accounted for as an extinguishment of debt and the related amortization of fair value hedge adjustments (see below) of $112 million and the premium paid of $155 million were recognized in interest expense during the year ended December 31, 2013. During 2011, Pacific Life terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments of $364 million were recorded as of the termination date and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 6.4%. Total unamortized fair value hedge adjustments were $231 million and $234 million as of December 31, 2015 and 2014, respectively.

Pacific Life has $150 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 7.9%, maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. During 2011, Pacific Life terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments of $56 million as of the termination date were recorded and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 4.0%. Total unamortized fair value hedge adjustments were $40 million and $43 million as of December 31, 2015 and 2014, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on February 5, 2020. The carrying amount outstanding as of December 31, 2015 and 2014 was $450 million.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million. The original issue discount of $6 million is being amortized over the life of this surplus note. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on January 25, 2043. The carrying amount outstanding as of December 31, 2015 and 2014 was $494 million.

In November 2015, Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, entered into a promissory note with Pacific LifeCorp to borrow up to $50 million. As of December 31, 2015, $15 million was outstanding on the note with an interest rate of 3.8% and matures on December 31, 2017.

ACG enters into various secured loans that are guaranteed by the U.S. Export-Import bank or by the European Export Credit Agencies. Interest on these loans is payable quarterly and ranged from 0.6% to 3.9% as of December 31, 2015 and 0.5% to 4.1% as of December 31, 2014. As of December 31, 2015, $1,342 million was outstanding on these loans with maturities ranging from 2016 to 2024. As of December 31, 2014, $1,512 million was outstanding on these loans. These loans are recourse only to ACG.

ACG enters into various senior unsecured notes and loans with third-parties. Interest on these notes and loans is payable quarterly or semi-annually and ranged from 1.2% to 7.2% as of December 31, 2015 and 2014. As of December 31, 2015, $3,679 million was outstanding on these notes and loans with maturities ranging from 2016 to 2025. As of December 31, 2014, $3,013 million was outstanding on these notes and loans. These notes and loans are recourse only to ACG.

ACG had a secured facility to finance aircraft. Interest on this facility accrued at variable rates, was payable monthly and was 3.6% as of December 31, 2014. As of December 31, 2014, $307 million was outstanding on this facility. This debt was paid off in December 2015 (Note 7). This facility was non-recourse to the Company.

PL-43

Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties. Interest on these loans accrues at fixed and variable rates and is payable monthly. Fixed rates were 3.6% as of December 31, 2015 and ranged from 3.6% to 5.4% as of December 31, 2014. The variable rates ranged from 1.7% to 2.6% as of December 31, 2015 and were 2.4% as of December 31, 2014. As of December 31, 2015, there was $161 million outstanding on these loans with maturities ranging from 2016 to 2019. As of December 31, 2014, there was $106 million outstanding on these loans. All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2015, the Company has a secured borrowing of $53 million due to an unrelated third-party. Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026. The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2015, the Company was in compliance with all its debt covenants.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Notes	Debt	Other

	Surplus	Payable to	Recourse	Non-recourse

	Notes	Pacific LifeCorp	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)

2016			$787	$25	$812

2017		$15	342	47	404

2018			1,374	56	1,430

2019			170	36	206

2020	$450		959	50	1,459

Thereafter	1,321		1,389		2,710

Total	$1,771	$15	$5,021	$214	$7,021

The table above excludes VIE debt and fair value hedge adjustments.

12.	ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value. The determination of estimated fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

PL-44

The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2015 and 2014.

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2015:

Assets:

U.S. Government		$57				$57

Obligations of states and political subdivisions		909	$29			938

Foreign governments		584	8			592

Corporate securities		31,046	1,620			32,666

RMBS		2,405	151			2,556

CMBS		759	54			813

Collateralized debt obligations			65			65

Other asset-backed securities		719	319			1,038

Total fixed maturity securities	-	36,479	2,246	-	-	38,725

Perpetual preferred securities		86				86

Other equity securities	$2					2

Total equity securities	2	86	-	-	-	88

FVO securities		536				536

Other investments:

Trading securities	4	205				209

Other investments (2)	3	147	5			155

Other investments measured at NAV (3)						74

Total other investments carried at fair value	7	352	5	-	-	438

Derivatives:

Foreign currency and interest rate swaps		129		$129	($27)	102

Equity derivatives			100	100	(28)	72

Embedded derivatives			190	190		190

Total derivatives	-	129	290	419	(55)	364

Separate account assets:

Separate account assets	56,632	114				56,746

Separate account assets measured at NAV (3)						228

Total separate account assets carried at fair value (4)	56,632	114	-	-	-	56,974

Total	$56,641	$37,696	$2,541	$419	($55)	$97,125

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$49		$49	($27)	$22

Equity derivatives			$9	9	(28)	(19)

Embedded derivatives			1,569	1,569		1,569

Total	-	$49	$1,578	$1,627	($55)	$1,572

PL-45

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2014:

Assets:

U.S. Government		$56				$56

Obligations of states and political subdivisions		988	$29			1,017

Foreign governments		603	56			659

Corporate securities		27,903	1,816			29,719

RMBS		2,690	14			2,704

CMBS		653	4			657

Collateralized debt obligations			70			70

Other asset-backed securities		492	288			780

Total fixed maturity securities	-	33,385	2,277	-	-	35,662

Perpetual preferred securities		125				125

Other equity securities	$2		4			6

Total equity securities	2	125	4	-	-	131

FVO securities		563				563

Other investments:

Trading securities	74	145	5			224

Other investments (2)	2	126	5			133

Other investments measured at NAV (3)						57

Total other investments carried at fair value	76	271	10	-	-	414

Derivatives:

Foreign currency and interest rate swaps		71		$71	($55)	16

Equity derivatives			200	200	(59)	141

Embedded derivatives			204	204		204

Total derivatives	-	71	404	475	(114)	361

Separate account assets:

Separate account assets	60,254	112	5			60,371

Separate account assets measured at NAV (3)						203

Total separate account assets carried at fair value (4)	60,254	112	5	-	-	60,574

Total	$60,332	$34,527	$2,700	$475	($114)	$97,705

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$178		$178	($55)	$123

Equity derivatives			$12	12	(59)	(47)

Embedded derivatives			1,669	1,669		1,669

Total	-	$178	$1,681	$1,859	($114)	$1,745

(1)	Netting adjustments represent the impact of offsetting asset and liability positions on the consolidated statements of financial condition held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

PL-46

(2)	Excludes investments accounted for under the equity and cost methods of accounting.
(3)	In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.
(4)	Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is reflected in the separate account liabilities. Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts. Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value. The following table lists information regarding these investments as of December 31, 2015.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
($ In Millions)

Hedge funds	$51	Monthly - 19%	None to 1 year	30 – 92 days
		Quarterly - 66%
		Semi-Annually - 4%
		Annually - 11%

Private equity funds	23	None	N/A	N/A	$54

Separate account hedge funds	228	Monthly - 31%	None to 7 years	5 – 125 days
		Quarterly - 50%
		Annually - 19%

Total assets measured at NAV	$302				$54

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date. This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process. The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

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For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available. Securities priced by the matrix model are primarily comprised of private placement securities. Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service. The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available. Generally, this includes using an actively-traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate. Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value. Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market. These non-marketable equity securities are classified as Level 3 assets. Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

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Excluding embedded derivatives, as of December 31, 2015, all of the OTC derivatives based upon notional values were priced by valuation models. A credit valuation analysis was performed for all derivative positions to measure the risk that the counterparties to the transaction will be unable to perform under the contractual terms (nonperformance risk) and was determined to be immaterial as of December 31, 2015.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts. These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations. A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items. As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3. Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants. Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•	Behavior risk margin: This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience. This component includes assumptions about withdrawal utilization and lapse rates.

•	Mortality risk margin: This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•	Credit standing adjustment: This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities. The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

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LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers

	January 1,	Included in	Included in	In to	Out of				December 31,

	2015	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2015
	(In Millions)

Obligations of states and political subdivisions	$29								$29

Foreign governments	56		($2)		($44)			($2)	8

Corporate securities	1,816	$14	(109)	$163	(292)	$252	($3)	(221)	1,620

RMBS	14		(2)		(106)	265		(20)	151

CMBS	4					51		(1)	54

Collateralized debt obligations	70	1	(6)						65

Other asset-backed securities	288		(4)	6	(65)	135		(41)	319

Total fixed maturity securities	2,277	15	(123)	169	(507)	703	(3)	(285)	2,246

Other equity securities	4	5	(4)				(5)		-

Total equity securities	4	5	(4)	-	-	-	(5)	-	-

Trading securities	5				(6)	8	(6)	(1)	-

Other investments	5								5

Derivatives, net: (2)

Equity derivatives	188	60						(157)	91

Embedded derivatives	(1,465)	106				(207)		187	(1,379)

Total derivatives	(1,277)	166	-	-	-	(207)	-	30	(1,288)

Separate account assets (3)	5				(6)	2	(1)		-

Total	$1,019	$186	($127)	$169	($519)	$506	($15)	($256)	$963

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		Total Gains or Losses		Transfers	Transfers
	January 1, 2014	Included in Earnings	Included in OCI	In to Level 3 (1)	Out of Level 3 (1)	Purchases	Sales	Settlements	December 31, 2014
	(In Millions)

Obligations of states and political subdivisions	$47		$4		($21)			($1)	$29

Foreign governments	77		4	$1	(37)	$15		(4)	56

Corporate securities	1,649	$31	46	241	(288)	362	($61)	(164)	1,816

RMBS	93	(1)	4	15	(65)	19	(46)	(5)	14

CMBS	10				(5)			(1)	4

Collateralized debt obligations	83	4						(17)	70

Other asset-backed securities	314	3	5	3	(48)	101		(90)	288

Total fixed maturity securities	2,273	37	63	260	(464)	497	(107)	(282)	2,277

Other equity securities	5		(1)						4

Total equity securities	5	-	(1)	-	-	-	-	-	4

Trading securities	3			2	(5)	23	(18)		5

Other investments	12					1		(8)	5

Derivatives, net: (2)

Equity derivatives	11	209						(32)	188

Embedded derivatives	(647)	(872)				(130)		184	(1,465)

Total derivatives	(636)	(663)	-	-	-	(130)	-	152	(1,277)

Separate account assets (3)	5			1			(1)		5

Total	$1,662	($626)	$62	$263	($469)	$391	($126)	($138)	$1,019

(1)	Transfers in and/or out are recognized at the end of each quarter.
(2)	Excludes derivative net settlements of ($140) million and ($214) million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss). Excludes synthetic GIC policy fees of $44 million in 2015 and 2014 that are recorded in net realized investment gain (loss). Excludes embedded derivative policy fees of $209 million and $199 million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss).
(3)	Included in earnings of separate account assets are realized/unrealized gain (loss) that are offset by corresponding amounts in separate account liabilities, which results in a net zero impact on earnings for the Company.

During the years ended December 31, 2015 and 2014, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information. During the years ended December 31, 2015 and 2014, the Company did not have any significant transfers between Levels 1 and 2.

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Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2015:	(In Millions)

Corporate securities	$20	$5	($11)	$14

Collateralized debt obligations	1			1

Total fixed maturity securities	21	5	(11)	15

Other equity securities		5		5

Total equity securities	-	5	-	5

Equity derivatives		60		60

Embedded derivatives		106		106

Total derivatives	-	166	-	166

Total	$21	$176	($11)	$186

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2014:	(In Millions)

Corporate securities	$24	$9	($2)	$31

RMBS		(1)		(1)

Collateralized debt obligations	4			4

Other asset-backed securities	3			3

Total fixed maturity securities	31	8	(2)	37

Equity derivatives		209		209

Embedded derivatives		(872)		(872)

Total derivatives	-	(663)	-	(663)

Total	$31	($655)	($2)	($626)

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,

	2015	2014

	(In Millions)

Derivatives, net: (1)

Equity derivatives	$37	$154
Embedded derivatives	103	(830)

Total derivatives	$140	($676)

(1)	Amounts are recognized in net realized investment gain (loss).

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2015 ($ In Millions).

	Estimated Fair Value Asset (Liability)	Predominant Valuation Method	Significant Unobservable Inputs	Range (Weighted Average)
Obligations of states and political subdivisions	$29	Discounted cash flow	Spread (1)	290-294 (293)

Foreign governments	8	Discounted cash flow	Spread (1)	122

Corporate securities	1,620	Discounted cash flow	Spread (1)	64-6410 (454)

		Collateral value (3)	Collateral value	45-123 (89)

		Market pricing	Quoted prices (2)	22-116 (99)

RMBS	151	Market pricing	Quoted prices (2)	100-101 (100)

CMBS	54	Discounted cash flow	Spread (1)	151-537 (297)

			Prepayment rate	0%

			Default rate	0%

			Severity	0%

Collateralized debt obligations	65	Market pricing	Quoted prices (2)	72-88 (84)

Other asset-backed securities	319	Discounted cash flow	Spread (1)	67-471 (148)

		Market pricing	Quoted prices (2)	74-121 (100)

		Cap at call price	Call price	100

Other investments	5	Redemption value (4)	Redemption value	100

Equity derivatives	91	Option pricing model	Equity volatility	13% - 47% (17%)

Embedded derivatives (5)	(1,379)	Option pricing techniques	Equity volatility	12% - 47%

			Mortality:

			Ages 0-40	0.01% - 0.18%

			Ages 41-60	0.06% - 0.55%

			Ages 61-120	0.39% - 100%

			Mortality improvement	0% - 1.50%

			Withdrawal utilization	0% - 80%

			Lapse rates	0% - 100%

			Credit standing adjustment	0.55% - 1.94%

Total	$963

(1)	Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.
(2)	Independent third-party quotations were used in the determination of estimated fair value.
(3)	Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.
(4)	Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.
(5)	This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products. Since the valuation methodology for the embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

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NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above. The amounts below relate to certain assets measured at estimated fair value during the year.

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Carrying Value	Estimated Fair		Carrying Value	Estimated Fair
	Prior to	Value After		Prior to	Value After
	Measurement	Measurement	Impairment	Measurement	Measurement	Impairment

	(In Millions)

Mortgage loans	$36	$24	($12)	$62	$44	($18)

Other investments	19	15	(4)	10	9	(1)

Aircraft	191	152	(39)	203	166	(37)

MORTGAGE LOANS

The estimated fair value after measurement was based on the valuation of the underlying real estate collateral net of estimated costs to sell. These loans were classified as Level 3 assets. The impairment loss is gross of ceded reinsurance of $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

OTHER INVESTMENTS

The estimated fair value after measurement for real estate investments is determined using a combination of the present value of the expected future cash flows and comparable sales. The estimated fair value after measurement for investments in limited partnerships is based on the equity provided by the underlying investment managers. The investments are classified as Level 3 assets.

AIRCRAFT

The estimated fair value after measurement is based on the present value of the future cash flows, which can include contractual lease payments, projected future lease payments, estimated residual value and estimated sales price. Projected future lease payments are based upon current contracted lease rates for similar aircraft and industry trends. These assets are classified as Level 3.

The Company did not have any other nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2015 and 2014. The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

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The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2015		December 31, 2014

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Millions)

Assets:

Mortgage loans	$11,092	$11,623	$9,327	$10,031

Policy loans	7,331	7,331	7,234	7,234

Other investments	209	251	199	238

Cash and cash equivalents	1,845	1,845	3,220	3,220

Restricted cash	265	265	266	266

Liabilities:

Funding agreements and GICs	295	290	829	881

Annuity and deposit liabilities	14,894	14,894	13,310	13,310

Short-term debt	495	495	268	268

Long-term debt	9,095	9,519	8,063	8,643

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2015 and 2014:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting. The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS AND GICs

The estimated fair value of funding agreements and GICs is estimated using the rates currently offered for deposits of similar remaining maturities.

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ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest. The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates. The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

13.	OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity. The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized Gain (Loss) on Securities Available for Sale, Net (1)		Gain (Loss) on Derivatives	Other, Net	Total Accumulated Other Comprehensive Income (Loss)

	(In Millions)

Balance, January 1, 2013	$1,630		$31	($13)	$1,648

Change in OCI before reclassifications	(1,200	) (2)	42	6	(1,152)

Income tax (expense) benefit	419		(15)		404

Amounts reclassified from AOCI	(79)		14		(65)

Income tax expense (benefit)	28		(5)		23

Balance, December 31, 2013	798		67	(7)	858

Change in OCI before reclassifications	790	(3)	18	(7)	801

Income tax (expense) benefit	(276)		(7)	2	(281)

Amounts reclassified from AOCI	(31)		6		(25)

Income tax expense (benefit)	11		(2)		9

Balance, December 31, 2014	1,292		82	(12)	1,362

Change in OCI before reclassifications	(1,097	) (4)	7	(8)	(1,098)

Income tax (expense) benefit	384		(4)	3	383

Amounts reclassified from AOCI	63				63

Income tax benefit	(22)				(22)

Balance, December 31, 2015	$620		$85	($17)	$688

(1)	See Note 5 and Note 9 for information related to DAC and future policy benefits.
(2)	Includes allocation of holding gain from DAC and URR of $237 million and $370 million, respectively, for the year ended December 31, 2013.
(3)	Includes allocation of holding loss from DAC and URR of ($94) million and ($523) million, respectively, for the year ended December 31, 2014.
(4)	Includes allocation of holding gain from DAC and URR of $267 million and $347 million, respectively, for the year ended December 31, 2015.

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RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations. Amounts are shown gross of tax.

	Years Ended December 31,

Reclassification adjustments:	2015		2014		2013

	(In Millions)
Unrealized (gain) loss on securities available for sale, net:

Sale of securities available for sale	($18)	(1)	($40)	(1)	($97)	(1)

OTTI recognized on securities available for sale	81	(2)	9	(2)	18	(2)

Total unrealized (gain) loss on securities available for sale, net	63		(31)		(79)

(Gain) loss on derivatives:

Foreign currency and interest rate swaps			3	(1)
	(2)	(3)	(3)	(3)	(2)	(3)
	2	(4)	6	(4)	16	(4)

Total loss on derivatives	-		6		14

Total amounts reclassified from AOCI	$63		($25)		($65)

Location on the consolidated statements of operations:

(1) Net realized investment gain (loss) (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

14.	REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. Reinsurance receivables, included in other assets, were $1,159 million and $848 million as of December 31, 2015 and 2014, respectively. Reinsurance payables, included in other liabilities, were $257 million and $208 million as of December 31, 2015 and 2014, respectively.

The components of insurance premiums presented in the consolidated statements of operations are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Direct premiums	$1,018	$1,035	$1,098

Reinsurance assumed (1)	1,307	787	540

Reinsurance ceded	(392)	(377)	(356)

Insurance premiums	$1,933	$1,445	$1,282

(1)	Included are $319 million, $77 million and $25 million of assumed premiums from Pacific Life Re Limited (PLR), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp, for the years ended December 31, 2015, 2014 and 2013, respectively. PLR is incorporated in the UK and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in selected markets in Asia.

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15.	INCOME TAXES

The provision for income taxes is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Current	$36	$47	$13

Deferred	113	55	118

Provision for income taxes	$149	$102	$131

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision for income taxes reflected in the consolidated financial statements is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Provision for income taxes at the statutory rate	$263	$218	$281

Separate account dividends received deduction	(84)	(82)	(89)

Singapore Transfer	(14)	(22)	(34)

LIHTC and foreign tax credits	(20)	(15)	(16)

Other	4	3	(11)

Provision for income taxes	$149	$102	$131

ACG transfers aircraft assets and related liabilities to foreign subsidiaries in Singapore (collectively referred to as the Singapore Transfer). The Singapore Transfer decreases the provision for income taxes primarily due to the reversal of deferred tax liabilities related to basis differences in the aircraft assets transferred. U.S. income taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary.

It is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. In addition to those basis differences transferred during 2015, 2014 and 2013, as of December 31, 2015, the Company has not made a provision for U.S. or additional foreign withholding taxes of approximately $23 million of foreign subsidiary undistributed earnings that are essentially permanent in duration. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries.

The Company identified a liability for uncertain tax positions of $58 million for a tax position for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to depreciation. The Company intends to file an application for an automatic change in the method of accounting with the Internal Revenue Service (IRS) in 2016 which will eliminate the contingency upon filing. None of the uncertain tax position affects the effective tax rate.

Because this tax contingency would serve to reduce existing net operating loss carryforwards, pursuant to ASU 2013-11, the Company recorded the contingency as an offset against the deferred tax asset for net operating loss carryforwards. Since the contingency only reduces net operating loss carryforwards, this contingency requires no accrual for interest or penalties. A reconciliation in the changes in the unrecognized tax benefits is as follows (In Millions):

Balance as of January 1, 2014	$ -
Additions and deletions

Balance as of December 31, 2014	-
Gross increase - prior year positions	58

Balance as of December 31, 2015	$58

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During the years ended December 31, 2015, 2014 and 2013, the Company paid an insignificant amount of interest and penalties to state tax authorities.

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,

	2015	2014

	(In Millions)

Deferred tax assets:

Policyholder reserves	$797	$866

Investment valuation	548	589

Tax credit carryforwards	389	370

Tax net operating loss carryforwards	242	344

Deferred compensation	76	72

Other	134	102

Total deferred tax assets	2,186	2,343

Deferred tax liabilities:

DAC	(1,176)	(1,295)

Depreciation	(917)	(847)

Hedging	(450)	(429)

Partnership income	(113)	(115)

Other	(33)	(47)

Total deferred tax liabilities	(2,689)	(2,733)

Net deferred tax liability	(503)	(390)
Unrealized gain on derivatives and securities available for sale	(358)	(716)
Other adjustments	(5)	(8)

Net deferred tax liability	($866)	($1,114)

The tax net operating loss carryforwards relate to Federal tax losses incurred in 2006 through 2014 with a 20-year carryforward for non-life losses and a 15-year carryforward for life losses, and California tax losses incurred in 2005 through 2014 with a ten-year carryforward.

The tax credit carryforwards relate to LIHTC, foreign tax credits, and alternative minimum tax (AMT) credits generated from 2000 to 2014. The LIHTC and foreign tax credits begin to expire in 2020. Foreign tax credits, LIHTC and tax net operating loss carryforwards of $170 million expire between 2020 and 2025. AMT credits of $134 million possess no expiration date. The remainder will expire between 2026 and 2034.

The Codification’s Income Taxes Topic requires separate footnote disclosure of the impact of foreign taxes. While the Company does have foreign operations, the results of those operations have not been separately disclosed since they are not material.

The Codification’s Income Taxes Topic requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that a portion or all of the deferred tax assets will not be realized. Based on management’s assessment, it is more likely than not that the Company’s deferred tax assets will be realized through future taxable income, including the reversal of deferred tax liabilities.

PMHC files income tax returns in U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities. The IRS has completed audits of PMHC’s tax returns through the tax year ended December 31, 2008, and is auditing PMHC’s tax returns for the tax years ended December 31, 2009, 2010, 2011 and 2012. The State of California is auditing tax year ended December 31, 2009. The Company does not expect the current Federal and California audits to result in any material assessments.

PL-59

16.	SEGMENT INFORMATION

The Company has four operating segments: Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in primarily the upper income and corporate markets. Principal products include UL, indexed universal life, VUL, survivor life, interest sensitive whole life, corporate-owned life insurance and traditional products such as whole life and term life. Distribution channels include regional life offices, marketing organizations, broker-dealer firms, wirehouses and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels. Distribution channels include independent planners, financial institutions, national/regional wirehouses and a network of structured settlement brokers.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic and international retrocession business, which assumes mortality risks from other life reinsurers. The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets and activities, which support the Company’s operating segments. Included in these support activities is the management of investments, certain entity level hedging activities and other expenses and other assets not directly attributable to the operating segments. The Corporate and Other segment also includes several operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity. The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S. As of December 31, 2015 and 2014, the Company had foreign investments with an estimated fair value of $10.4 billion and $10.2 billion, respectively. Aircraft leased to foreign customers were $7.1 billion and $6.6 billion as of December 31, 2015 and 2014, respectively. Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2015, 2014 and 2013.

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The following segment information is as of and for the year ended December 31, 2015:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,206	$1,734		$1,239		$4,179

Net investment income	1,133	1,201	$1	25	$197	2,557

Net realized investment gain (loss)	17	186	1		30	234

OTTI	(58)	(27)			(11)	(96)

Investment advisory fees	27	296			30	353

Aircraft leasing revenue			833			833

Other income	21	207	23	17	(8)	260

Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES

Policy benefits	667	1,404		1,178		3,249

Interest credited	852	383			15	1,250

Commission expenses	345	831		24		1,200

Operating expenses	356	463	141	28	126	1,114

Depreciation of aircraft			342			342

Interest expense	7		231		176	414

Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751

Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602

Less: net loss attributable to noncontrolling interests					2	2

Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

Total assets	$38,504	$80,383	$9,345	$1,550	$5,353	$135,135

DAC	1,462	3,201		56		4,719

Separate account assets	6,978	49,996				56,974

Policyholder and contract liabilities	28,718	25,434		1,000	295	55,447

Separate account liabilities	6,978	49,996				56,974

PL-61

The following segment information is as of and for the year ended December 31, 2014:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$933	$1,761		$720		$3,414

Net investment income	1,084	1,075	$1	14	$234	2,408

Net realized investment gain (loss)	12	(629)		(1)	21	(597)

OTTI	(4)	(8)			(12)	(24)

Investment advisory fees	27	308			41	376

Aircraft leasing revenue			796			796

Other income	20	204	24	9	2	259

Total revenues	2,072	2,711	821	742	286	6,632

BENEFITS AND EXPENSES

Policy benefits	600	1,436		614		2,650

Interest credited	803	346			54	1,203

Commission expenses	212	166		20		398

Operating expenses	327	438	137	34	104	1,040

Depreciation of aircraft			336			336

Interest expense	6		244		133	383

Total benefits and expenses	1,948	2,386	717	668	291	6,010

Income (loss) before provision (benefit) for income taxes	124	325	104	74	(5)	622

Provision (benefit) for income taxes	33	41	12	26	(10)	102

Net income	91	284	92	48	5	520

Less: net (income) loss attributable to noncontrolling interests			(2)		5	3

Net income attributable to the Company	$91	$284	$90	$48	$10	$523

Total assets	$37,964	$82,206	$8,741	$923	$4,643	$134,477

DAC	1,311	3,370		61		4,742

Separate account assets	7,136	53,489				60,625

Policyholder and contract liabilities	27,179	23,764		597	829	52,369

Separate account liabilities	7,136	53,489				60,625

PL-62

The following segment information is for the year ended December 31, 2013:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,073	$1,816		$476		$3,365

Net investment income	1,047	1,000	$5	14	$224	2,290

Net realized investment gain (loss)	27	886	1		(328)	586

OTTI	(10)	(6)			(11)	(27)

Investment advisory fees	26	288			37	351

Aircraft leasing revenue			736			736

Other income	14	190	24	9	16	253

Total revenues	2,177	4,174	766	499	(62)	7,554

BENEFITS AND EXPENSES

Policy benefits	533	1,479		354		2,366

Interest credited	785	332			131	1,248

Commission expenses	278	1,056		20		1,354

Operating expenses	328	423	146	32	122	1,051

Depreciation of aircraft			326			326

Interest expense			232		175	407

Total benefits and expenses	1,924	3,290	704	406	428	6,752

Income (loss) before provision (benefit) for income taxes	253	884	62	93	(490)	802

Provision (benefit) for income taxes	76	220	(12)	33	(186)	131

Net income (loss)	177	664	74	60	(304)	671

Less: net (income) loss attributable to noncontrolling interests			2		(21)	(19)

Net income (loss) attributable to the Company	$177	$664	$76	$60	($325)	$652

17.	TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios. These fees, included in investment advisory fees and other income, amounted to $378 million, $395 million and $367 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund, the Pacific Funds Series Trust and other affiliates based on an allocation of actual costs. These fees amounted to $14 million, $15 million and $15 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. For the years ended December 31, 2015, 2014 and 2013, PSD received $130 million, $136 million and $131 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

PL-63

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A. Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $2.9 billion and $2.6 billion as of December 31, 2015 and 2014, respectively. In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $1.7 billion and $1.3 billion as of December 31, 2015 and 2014, respectively. Related to these contracts, Pacific Life and PL&A received $298 million, $296 million and $381 million of insurance premiums and paid $164 million, $148 million and $125 million of policy benefits for the years ended December 31, 2015, 2014 and 2013, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty. The notional amounts total $579 million and $877 million as of December 31, 2015 and 2014, respectively. The estimated fair values of the derivatives were net liabilities of $22 million and $59 million as of December 31, 2015 and 2014, respectively.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

Years Ending December 31:	Mortgage Loans	Limited Partnerships	Fixed Maturity Securities and Other Investments	Total

2016	$485	$207	$186	$878

2017 through 2018	559	211		770

2019 through 2020	71	87		158

2021 and thereafter		59	2	61

Total	$1,115	$564	$188	$1,867

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable. Rent expense, which is included in operating and other expenses, in connection with these leases was $8 million, $8 million and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:

2016	$9

2017 through 2020	24

2021 and thereafter	6

Total	$39

As of December 31, 2015, ACG had commitments to purchase 122 aircraft scheduled for delivery through 2021. All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation. As of December 31, 2015, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) total $5,974 million and are due as follows:

●	up to $906 million in less than one year,

●	an additional $1,908 million in one to three years,

●	an additional $2,445 million in three to five years, and

●	an additional $715 million thereafter.

As of December 31, 2015, deposits related to these agreements totaled $393 million and are included in other assets.

PL-64

The Company entered into an agreement with PLR to guarantee the performance of reinsurance obligations of PLR. During 2015, Pacific Life entered into an agreement with Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA. These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLR or PLRA and Pacific LifeCorp. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC. Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

During 2015, Pacific Life entered into a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to approximately $150 million to PLR. This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp. Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

During 2007, the IRS issued Revenue Ruling 2007-54, which provided the IRS’ interpretation of tax law regarding the computation of the Dividends Received Deductions (DRD) and Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that is on the IRS’ priority guidance plan. The IRS issued Revenue Ruling 2014-7 that superseded Revenue Ruling 2007-54 and Revenue Ruling 2007-61. This ruling holds that the IRS will not address this issue through regulation, but defer to legislative action. Depending on legislative action, the Company could lose a substantial amount of DRD tax benefits, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters. Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies. These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

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The Asset Purchase Agreements of the ACG VIE securitization (Note 4) provide that Pacific LifeCorp will guarantee the performance of certain obligations of ACG, as well as provide certain indemnifications, and that Pacific Life will assume certain obligations of ACG arising from the breach of certain representations and warranties under the Asset Purchase Agreements. Management believes that obligations, if any, related to these guarantees are not likely to have a material adverse effect on the Company’s consolidated financial statements. The financial debt obligations of the ACG VIE securitization are non-recourse to the Company and are not guaranteed by the Company.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

PL-66

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

M's VERSATILE PRODUCT IX

PACIFIC SELECT EXEC SEPARATE ACCOUNT

M’s Versatile Product IX is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2016, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

PREMIUM LIMITATIONS	1
Guideline Premium Limit	1
Modified Endowment Contract	1
Increasing the Net Amount At Risk	1
TRANSFER SERVICES	1
Dollar Cost Averaging	2
Portfolio Rebalancing	2
First Year Transfer	3
Fixed Option Interest Sweep	3
WITHDRAWAL FEATURES	3
Automated Income Option	3
MORE ON POLICY CHARGES	5
Underwriting Methods and Nonstandard Ratings	5
Changes in Face Amount	5
MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES	6
Mortality and Expense Charges	6
Investor Control	6
Comparison to Taxable Investments	7
MORE ON PACIFIC LIFE AND THE POLICIES	7
How We Are Organized	7
Distribution Arrangements	7
The Separate Account	9
Performance	9
Yields	10
Financial Statements	12
Independent Registered Public Accounting Firm and Independent Auditors	12

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

i

PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

1

Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the grace period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

2

First Year Transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy and include specific details on your application.

• You choose a regular amount to be transferred every month for 12 months.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If we make the last transfer during the second Policy Year, we will not count it toward the usual one transfer per year limit for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

3

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 10%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 10%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

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MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 65, but may be increased to Age 70 if representing less than 5% of the group of Insureds. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (gender blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and gender of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be multiplied by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

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MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax adviser for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

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Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax adviser with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2015, 2014 and 2013 was $2,104,881.91, $1,947,455.90, and $4,652,399.41 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of

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applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 18% of premiums paid up to the second target premium.

• 7% of premiums paid under targets 3-10

• 3% of premiums paid in excess of the 10th target premium

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the gender (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 100% of the seven-pay premium. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the seven-pay premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2015, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: Aim Systems Inc, Arete Wealth Management Llc, Axa Advisors Llc, Benefit Funding Services, Best Practices Of America Llc, Cambridge Invstmt Research Inc, Capital Investment Group Inc, Cbiz Financial Solutions Inc, Cbiz Financial Solutions Inc, CBIZ Life Insurance Solutions Inc, Cetera Investment Services LLC, CLA USA Inc, Clark Securities Inc, Cms National Services LLC, Commonwealth Financial Network, Copperstone Insurance Services L L C, Crump Life Insurance Services Inc, Cuna Brokerage Services Inc, Elite Partners L L C, Exclusive Marketing Organization, Fas Corp, FASI Insurance Services Inc, Fasi of Tx Inc, First Allied Securities Inc, First Heartland Capital Inc, Fsc Securities Corporation, Futurity First Insurance Group Inc, Global View Capital Ins, Highland Capital Brokerage Inc, Impact Partnership LLC, Independent Financial Group Llc, Invest Financial Corporation, Investment Centers Of America Inc, Linsco Private Ledger Corp, Linsco Private Ledger Ins Assc Inc, Lion Street Financial LLC, Mercer Allied Company Lp, Metlife Securities Inc, Money Concepts Capital Corp, N F P Securities Inc, National Insurance Corporation, National Planning Corporation, National Securities Corporation, New England Securities Corporation, New FFR Ins Services Inc, Next Financial Group Inc, NFP Insurance Services Inc, Ogilvie Security Advisors Corp, One Resource Group Corporation, P J Robb Variable Corp, P J Robb Variable Corp, Performance Partners Insurance Solutions LLC, Ramkade Insurance Services Inc, Raymond James & Associates Inc, Raymond James Fin Svcs Inc, Royal Alliance Ins Agcy Of Wy Inc, Sagepoint Financial Inc, Saybrus Equity Services Inc, Saybrus Partners Inc, Securian Financial Services Inc, Securities America Inc, Signator Financial Services Inc, Sii Investments Inc, Strategic Partners Inc, Summit Brokerage Services Inc, The Leaders Group Inc, The Strategic Financial Alliance Inc, Tower Square Securities Inc, United Planners Financial Svcs Of America, Walnut Street Securities, Wealth Preservation &

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Management Inc, William Stoddart, Windy City Financial Partners Inc, Woodbury Financial Services, and World Group Securities Inc.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

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We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

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Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

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d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2015 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 15-31134-05

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series - Service Class, MFS Value Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

SA-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	34,696	$337,948	$335,041
Diversified Bond	Diversified Bond Class I *	6,760,569	58,575,124	59,602,038
Floating Rate Income	Floating Rate Income Class I *	291,699	3,024,620	3,021,433
Floating Rate Loan	Floating Rate Loan Class I *	2,140,340	13,052,234	13,070,977
High Yield Bond	High Yield Bond Class I *	11,566,170	75,387,784	74,867,819
Inflation Managed	Inflation Managed Class I *	8,945,005	98,813,967	86,594,558
Inflation Strategy	Inflation Strategy Class I *	181,884	1,834,315	1,764,672
Managed Bond	Managed Bond Class I *	21,742,671	250,204,280	257,900,034
Short Duration Bond	Short Duration Bond Class I *	6,893,707	65,292,790	65,848,011
Emerging Markets Debt	Emerging Markets Debt Class I *	339,127	3,440,310	3,155,481
Comstock	Comstock Class I *	4,355,104	41,803,630	49,776,842
Dividend Growth	Dividend Growth Class I *	3,965,086	44,173,852	59,877,241
Equity Index	Equity Index Class I *	12,905,059	392,659,079	598,604,837
Focused Growth	Focused Growth Class I *	1,478,805	21,760,848	29,856,600
Growth	Growth Class I *	9,087,048	137,985,524	190,832,032
Large-Cap Growth	Large-Cap Growth Class I *	6,057,821	35,755,228	49,506,972
Large-Cap Value	Large-Cap Value Class I *	6,372,497	71,403,246	109,614,446
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,121,802	10,483,061	12,022,519
Main Street® Core	Main Street Core Class I *	6,152,915	117,195,896	181,851,792
Mid-Cap Equity	Mid-Cap Equity Class I *	6,649,819	74,696,907	95,365,021
Mid-Cap Growth	Mid-Cap Growth Class I *	4,462,483	38,793,123	43,457,116
Mid-Cap Value	Mid-Cap Value Class I *	687,492	9,478,820	9,539,376
Small-Cap Equity	Small-Cap Equity Class I *	1,152,424	15,551,995	17,058,917
Small-Cap Growth	Small-Cap Growth Class I *	1,805,900	18,706,103	21,584,105
Small-Cap Index	Small-Cap Index Class I *	11,296,735	127,305,172	192,472,150
Small-Cap Value	Small-Cap Value Class I *	3,870,707	49,537,354	58,862,291
Value Advantage	Value Advantage Class I *	237,164	2,977,810	3,013,632
Emerging Markets	Emerging Markets Class I *	7,957,290	116,323,198	103,403,101
International Large-Cap	International Large-Cap Class I *	18,095,590	119,181,328	136,347,268
International Small-Cap	International Small-Cap Class I *	2,708,948	20,864,189	22,853,752
International Value	International Value Class I *	12,276,583	133,050,655	126,247,530
Health Sciences	Health Sciences Class I *	2,265,568	43,740,300	69,450,172
Real Estate	Real Estate Class I *	4,041,234	68,462,295	88,945,379
Technology	Technology Class I *	3,139,422	15,755,359	17,212,747
Absolute Return	Absolute Return Class I *	4,087	39,838	39,364
Currency Strategies	Currency Strategies Class I *	46,172	482,309	497,179
Equity Long/Short	Equity Long/Short Class I *	455,406	5,297,147	5,267,505
Global Absolute Return	Global Absolute Return Class I *	292,720	3,067,536	3,144,056
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	395,878	5,179,115	5,272,395
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,528,781	22,896,641	24,254,653
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,639,484	25,849,408	27,674,933
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,458,498	15,901,148	16,446,860
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,107,508	41,973,937	48,238,616
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,846,193	179,042,124	216,719,763
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,044,581	237,948,412	301,429,862
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,110,880	101,282,668	127,721,391

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	535,483	18,857,615	17,692,342

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	553,432	10,178,595	10,183,153

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,402,538	29,458,357	28,611,779
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	882,820	60,153,710	59,378,444
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,447,052	66,837,014	64,856,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,561,631	25,538,496	20,738,464
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,408,644	63,970,470	57,488,718

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,233	$358,858	$345,285
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	8,060	80,646	76,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,168	71,817	69,818
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	15,502	150,055	141,379

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	7,415	361,728	333,384

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,614,506	43,117,241	53,698,470
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	145,770	1,720,003	1,760,904
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	162,949	1,947,650	1,986,345
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	615,078	7,385,794	7,614,668
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	684,921	8,671,978	8,725,891
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	709,817	8,411,448	8,957,891
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	172,073	3,364,751	3,262,496
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	141,687	2,629,114	2,543,281
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	152,085	1,658,431	1,633,397
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	113,444	6,861,227	7,375,027
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,123,317	34,876,260	35,755,181
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	219,247,622	219,247,622	219,247,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	402,426	5,621,040	5,891,511

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,230,107	19,795,250	16,237,406
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,352,331	42,927,800	37,166,833

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	136,652	2,568,687	2,406,443

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	194,504	11,268,384	10,633,511
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	508,335	17,776,992	14,152,040

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	75,218	909,604	865,754
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	126,107	1,559,542	1,341,783

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	771,974	22,016,407	20,032,714
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	651,844	12,423,251	11,648,450

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	18,037	133,283	120,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,732	1,978,064	1,835,112
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	275,012	6,797,947	6,124,516
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	333,812	6,679,816	5,434,455
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,156,560	36,692,934	35,044,092

	M Fund, Inc.
I	M International Equity	4,964,012	56,861,192	55,894,776
II	M Large Cap Growth	1,998,742	39,941,946	43,292,761
III	M Capital Appreciation	1,932,687	47,166,019	48,607,075
V	M Large Cap Value	2,255,275	27,712,940	26,995,643

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	763,301	12,332,708	11,029,697
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	458,310	14,598,647	11,526,488
MFS Value Series - Service Class	MFS Value Series - Service Class	27,616	507,426	500,400

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,685	307,560	293,678

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	195,583	7,884,716	7,351,953

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	491,230	$6,027,011	$5,590,195

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	191,770	2,159,826	1,764,287

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,265,833	53,778,663	73,056,685
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,929,344	46,752,446	51,571,357

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,573,857	46,042,519	26,566,699

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$335,041	$59,602,038	$3,021,433	$13,070,977	$74,867,819	$86,594,558
Receivables:
Due from Pacific Life Insurance Company	-	20,472	40,994	3,480	12,500	-
Investments sold	-	-	-	-	-	2,162
Total Assets	335,041	59,622,510	3,062,427	13,074,457	74,880,319	86,596,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,245
Investments purchased	-	20,493	40,994	3,493	12,411	-
Total Liabilities	-	20,493	40,994	3,493	12,411	2,245
NET ASSETS	$335,041	$59,602,017	$3,021,433	$13,070,964	$74,867,908	$86,594,475
Units Outstanding	34,481	3,982,935	291,820	1,221,751	1,229,387	1,549,397
Accumulation Unit Value	$9.72	$14.96	$10.35	$10.70	$60.90	$55.89
Cost of Investments	$337,948	$58,575,124	$3,024,620	$13,052,234	$75,387,784	$98,813,967
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,764,672	$257,900,034	$65,848,011	$3,155,481	$49,776,842	$59,877,241
Receivables:
Due from Pacific Life Insurance Company	-	-	52,011	339	19,283	1,314
Investments sold	733	31,084	-	-	-	-
Total Assets	1,765,405	257,931,118	65,900,022	3,155,820	49,796,125	59,878,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	734	31,055	-	-	-	-
Investments purchased	-	-	52,016	337	19,102	1,231
Total Liabilities	734	31,055	52,016	337	19,102	1,231
NET ASSETS	$1,764,671	$257,900,063	$65,848,006	$3,155,483	$49,777,023	$59,877,324
Units Outstanding	172,565	3,983,159	5,175,943	331,740	2,641,820	2,576,943
Accumulation Unit Value	$10.23	$64.75	$12.72	$9.51	$18.84	$23.24
Cost of Investments	$1,834,315	$250,204,280	$65,292,790	$3,440,310	$41,803,630	$44,173,852
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$598,604,837	$29,856,600	$190,832,032	$49,506,972	$109,614,446	$12,022,519
Receivables:
Due from Pacific Life Insurance Company	440,697	83,894	-	-	44,604	-
Investments sold	-	-	168,636	8,462	-	8,991
Total Assets	599,045,534	29,940,494	191,000,668	49,515,434	109,659,050	12,031,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	168,550	8,440	-	8,971
Investments purchased	440,345	83,875	-	-	44,217	-
Total Liabilities	440,345	83,875	168,550	8,440	44,217	8,971
NET ASSETS	$598,605,189	$29,856,619	$190,832,118	$49,506,994	$109,614,833	$12,022,539
Units Outstanding	6,492,170	1,219,366	2,413,775	3,623,966	4,134,769	729,210
Accumulation Unit Value	$92.20	$24.49	$79.06	$13.66	$26.51	$16.49
Cost of Investments	$392,659,079	$21,760,848	$137,985,524	$35,755,228	$71,403,246	$10,483,061

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$181,851,792	$95,365,021	$43,457,116	$9,539,376	$17,058,917	$21,584,105
Receivables:
Due from Pacific Life Insurance Company	-	-	8,067	15,481	1,313	-
Investments sold	166,715	118,285	-	-	-	15,085
Total Assets	182,018,507	95,483,306	43,465,183	9,554,857	17,060,230	21,599,190
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,688	118,058	-	-	-	15,006
Investments purchased	-	-	8,174	15,501	1,260	-
Total Liabilities	166,688	118,058	8,174	15,501	1,260	15,006
NET ASSETS	$181,851,819	$95,365,248	$43,457,009	$9,539,356	$17,058,970	$21,584,184
Units Outstanding	2,018,936	2,499,895	2,796,056	352,002	714,514	1,043,414
Accumulation Unit Value	$90.07	$38.15	$15.54	$27.10	$23.87	$20.69
Cost of Investments	$117,195,896	$74,696,907	$38,793,123	$9,478,820	$15,551,995	$18,706,103
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$192,472,150	$58,862,291	$3,013,632	$103,403,101	$136,347,268	$22,853,752
Receivables:
Due from Pacific Life Insurance Company	-	-	15,249	16,895	43,118	86
Investments sold	96,894	34,584	-	-	-	-
Total Assets	192,569,044	58,896,875	3,028,881	103,419,996	136,390,386	22,853,838
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97,240	34,549	-	-	-	-
Investments purchased	-	-	15,249	17,000	43,291	72
Total Liabilities	97,240	34,549	15,249	17,000	43,291	72
NET ASSETS	$192,471,804	$58,862,326	$3,013,632	$103,402,996	$136,347,095	$22,853,766
Units Outstanding	6,366,800	1,525,317	237,150	2,898,732	9,068,039	1,789,652
Accumulation Unit Value	$30.23	$38.59	$12.71	$35.67	$15.04	$12.77
Cost of Investments	$127,305,172	$49,537,354	$2,977,810	$116,323,198	$119,181,328	$20,864,189
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$126,247,530	$69,450,172	$88,945,379	$17,212,747	$39,364	$497,179
Receivables:
Due from Pacific Life Insurance Company	2,410	-	-	-	-	-
Investments sold	-	56,860	80,190	1,225	-	4,413
Total Assets	126,249,940	69,507,032	89,025,569	17,213,972	39,364	501,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,843	80,256	1,245	-	4,412
Investments purchased	2,429	-	-	-	-	-
Total Liabilities	2,429	56,843	80,256	1,245	-	4,412
NET ASSETS	$126,247,511	$69,450,189	$88,945,313	$17,212,727	$39,364	$497,180
Units Outstanding	4,867,175	1,342,279	1,405,768	1,789,241	4,081	47,174
Accumulation Unit Value	$25.94	$51.74	$63.27	$9.62	$9.65	$10.54
Cost of Investments	$133,050,655	$43,740,300	$68,462,295	$15,755,359	$39,838	$482,309

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,267,505	$3,144,056	$5,272,395	$24,254,653	$27,674,933	$16,446,860
Receivables:
Due from Pacific Life Insurance Company	-	1	1,292	9,608	17,131	1,132
Total Assets	5,267,505	3,144,057	5,273,687	24,264,261	27,692,064	16,447,992
LIABILITIES
Payables:
Investments purchased	-	-	1,290	9,624	17,130	1,129
Total Liabilities	-	-	1,290	9,624	17,130	1,129
NET ASSETS	$5,267,505	$3,144,057	$5,272,397	$24,254,637	$27,674,934	$16,446,863
Units Outstanding	453,903	299,988	325,544	1,355,447	1,407,429	1,409,870
Accumulation Unit Value	$11.60	$10.48	$16.20	$17.89	$19.66	$11.67
Cost of Investments	$5,297,147	$3,067,536	$5,179,115	$22,896,641	$25,849,408	$15,901,148
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$48,238,616	$216,719,763	$301,429,862	$127,721,391	$17,692,342	$10,183,153
Receivables:
Due from Pacific Life Insurance Company	3,444	38,674	29,339	18,550	40,563	6,689
Total Assets	48,242,060	216,758,437	301,459,201	127,739,941	17,732,905	10,189,842
LIABILITIES
Payables:
Investments purchased	3,500	38,725	29,391	18,651	40,564	6,686
Total Liabilities	3,500	38,725	29,391	18,651	40,564	6,686
NET ASSETS	$48,238,560	$216,719,712	$301,429,810	$127,721,290	$17,692,341	$10,183,156
Units Outstanding	3,984,749	17,370,619	23,509,394	9,924,465	1,459,843	645,029
Accumulation Unit Value	$12.11	$12.48	$12.82	$12.87	$12.12	$15.79
Cost of Investments	$41,973,937	$179,042,124	$237,948,412	$101,282,668	$18,857,615	$10,178,595
	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShare Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$28,611,779	$59,378,444	$64,856,874	$20,738,464	$57,488,718	$345,285
Receivables:
Due from Pacific Life Insurance Company	547,740	-	-	24,617	-	-
Investments sold	-	48,508	138,478	-	2,241	-
Total Assets	29,159,519	59,426,952	64,995,352	20,763,081	57,490,959	345,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	48,518	138,468	-	2,237	-
Investments purchased	547,741	-	-	24,608	-	-
Total Liabilities	547,741	48,518	138,468	24,608	2,237	-
NET ASSETS	$28,611,778	$59,378,434	$64,856,884	$20,738,473	$57,488,722	$345,285
Units Outstanding	1,284,667	2,624,363	3,216,948	1,128,066	2,967,748	36,525
Accumulation Unit Value	$22.27	$22.63	$20.16	$18.38	$19.37	$9.45
Cost of Investments	$29,458,357	$60,153,710	$66,837,014	$25,538,496	$63,970,470	$358,858

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$76,165	$69,818	$141,379	$333,384	$53,698,470	$1,760,904
Receivables:
Due from Pacific Life Insurance Company	330	4,364	-	1	-	-
Investments sold	-	-	-	-	54,937	-
Total Assets	76,495	74,182	141,379	333,385	53,753,407	1,760,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	55,022	1
Investments purchased	330	4,364	-	1	-	-
Total Liabilities	330	4,364	-	1	55,022	1
NET ASSETS	$76,165	$69,818	$141,379	$333,384	$53,698,385	$1,760,903
Units Outstanding	8,208	7,130	15,973	28,744	2,375,038	130,571
Accumulation Unit Value	$9.28	$9.79	$8.85	$11.60	$22.61	$13.49
Cost of Investments	$80,646	$71,817	$150,055	$361,728	$43,117,241	$1,720,003
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,986,345	$7,614,668	$8,725,891	$8,957,891	$3,262,496	$2,543,281
Receivables:
Due from Pacific Life Insurance Company	316	2,194	644	862	1,395	1,113
Total Assets	1,986,661	7,616,862	8,726,535	8,958,753	3,263,891	2,544,394
LIABILITIES
Payables:
Investments purchased	319	2,184	638	858	1,394	1,113
Total Liabilities	319	2,184	638	858	1,394	1,113
NET ASSETS	$1,986,342	$7,614,678	$8,725,897	$8,957,895	$3,262,497	$2,543,281
Units Outstanding	148,567	583,650	645,860	689,894	241,330	186,129
Accumulation Unit Value	$13.37	$13.05	$13.51	$12.98	$13.52	$13.66
Cost of Investments	$1,947,650	$7,385,794	$8,671,978	$8,411,448	$3,364,751	$2,629,114
	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,633,397	$7,375,027	$35,755,181	$219,247,622	$5,891,511	$16,237,406
Receivables:
Due from Pacific Life Insurance Company	319	8,463	4,395	-	349	-
Investments sold	-	-	-	249,390	-	4,680
Total Assets	1,633,716	7,383,490	35,759,576	219,497,012	5,891,860	16,242,086
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	249,344	-	4,038
Investments purchased	320	8,457	4,299	-	344	-
Total Liabilities	320	8,457	4,299	249,344	344	4,038
NET ASSETS	$1,633,396	$7,375,033	$35,755,277	$219,247,668	$5,891,516	$16,238,048
Units Outstanding	127,155	332,587	1,513,887	21,920,422	304,470	1,447,786
Accumulation Unit Value	$12.85	$22.17	$23.62	$10.00	$19.35	$11.22
Cost of Investments	$1,658,431	$6,861,227	$34,876,260	$219,247,622	$5,621,040	$19,795,250

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$37,166,833	$2,406,443	$10,633,511	$14,152,040	$865,754	$1,341,783
Receivables:
Due from Pacific Life Insurance Company	-	-	4,226	-	340	-
Investments sold	10,052	-	-	21,611	-	-
Total Assets	37,176,885	2,406,443	10,637,737	14,173,651	866,094	1,341,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,028	-	-	21,736	-	2
Investments purchased	-	-	4,227	-	340	-
Total Liabilities	10,028	-	4,227	21,736	340	2
NET ASSETS	$37,166,857	$2,406,443	$10,633,510	$14,151,915	$865,754	$1,341,781
Units Outstanding	3,133,530	175,726	533,026	1,576,129	85,433	95,010
Accumulation Unit Value	$11.86	$13.69	$19.95	$8.98	$10.13	$14.12
Cost of Investments	$42,927,800	$2,568,687	$11,268,384	$17,776,992	$909,604	$1,559,542
	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$20,032,714	$11,648,450	$120,845	$1,835,112	$6,124,516	$5,434,455
Receivables:
Due from Pacific Life Insurance Company	737	19,814	-	1,835	956	460
Total Assets	20,033,451	11,668,264	120,845	1,836,947	6,125,472	5,434,915
LIABILITIES
Payables:
Investments purchased	740	19,823	-	1,814	1,061	459
Total Liabilities	740	19,823	-	1,814	1,061	459
NET ASSETS	$20,032,711	$11,648,441	$120,845	$1,835,133	$6,124,411	$5,434,456
Units Outstanding	987,201	655,123	13,290	184,261	413,212	343,590
Accumulation Unit Value	$20.29	$17.78	$9.09	$9.96	$14.82	$15.82
Cost of Investments	$22,016,407	$12,423,251	$133,283	$1,978,064	$6,797,947	$6,679,816
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$35,044,092	$55,894,776	$43,292,761	$48,607,075	$26,995,643	$11,029,697
Receivables:
Due from Pacific Life Insurance Company	3,615	30,527	10,686	12,024	76	4,419
Total Assets	35,047,707	55,925,303	43,303,447	48,619,099	26,995,719	11,034,116
LIABILITIES
Payables:
Investments purchased	3,635	30,579	10,705	12,021	305	4,425
Total Liabilities	3,635	30,579	10,705	12,021	305	4,425
NET ASSETS	$35,044,072	$55,894,724	$43,292,742	$48,607,078	$26,995,414	$11,029,691
Units Outstanding	3,418,774	1,736,068	943,079	732,052	1,086,046	624,822
Accumulation Unit Value	$10.25	$32.20	$45.91	$66.40	$24.86	$17.65
Cost of Investments	$36,692,934	$56,861,192	$39,941,946	$47,166,019	$27,712,940	$12,332,708

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,526,488	$500,400	$293,678	$7,351,953	$5,590,195	$1,764,287
Receivables:
Due from Pacific Life Insurance Company	-	33	429	5,619	5,908	74
Investments sold	688	-	-	-	-	-
Total Assets	11,527,176	500,433	294,107	7,357,572	5,596,103	1,764,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	673	-	-	-	-	-
Investments purchased	-	33	429	5,619	5,997	105
Total Liabilities	673	33	429	5,619	5,997	105
NET ASSETS	$11,526,503	$500,400	$293,678	$7,351,953	$5,590,106	$1,764,256
Units Outstanding	794,088	51,469	22,139	602,661	584,822	159,296
Accumulation Unit Value	$14.52	$9.72	$13.27	$12.20	$9.56	$11.08
Cost of Investments	$14,598,647	$507,426	$307,560	$7,884,716	$6,027,011	$2,159,826
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$73,056,685	$51,571,357	$26,566,699
Receivables:
Due from Pacific Life Insurance Company	34,191	1,155	34,608
Total Assets	73,090,876	51,572,512	26,601,307
LIABILITIES
Payables:
Investments purchased	34,238	1,272	34,629
Total Liabilities	34,238	1,272	34,629
NET ASSETS	$73,056,638	$51,571,240	$26,566,678
Units Outstanding	2,891,214	2,995,626	1,815,250
Accumulation Unit Value	$25.27	$17.22	$14.64
Cost of Investments	$53,778,663	$46,752,446	$46,042,519

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,907)	(108,385)	13,138	(294,697)	(6,264,084)	(645,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,662)	$297,302	$31,039	($114,764)	($3,433,157)	($2,656,145)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,796)	(1,629,584)	62,733	(14,968)	(5,590,927)	(960,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($65,022)	$1,750,122	$219,397	($185,208)	($3,142,796)	$1,208,000
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,357,992)	17,957	17,483,698	308,731	(8,007,728)	(1,819,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,224,646	$2,633,134	$13,833,284	$2,868,289	($3,469,862)	($345,119)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,379)	856,478	(3,696,820)	(665,517)	(2,203,887)	(2,350,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,061,538	$1,714,684	($2,554,590)	$32,380	($1,462,398)	($1,896,276)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,827,373)	(4,751,234)	(414,266)	(21,022,205)	(6,091,637)	2,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,210,641)	($2,789,619)	($179,115)	($18,231,173)	($1,145,587)	$915,897
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,776,445	(1,929,844)	(14,166,042)	(1,212,446)	(474)	(1,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,408,621)	$5,626,432	$1,980,127	($588,626)	($740)	$5,608

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short (1)	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,380	39,619	156,575	307,120	524,872	574,479
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,380	39,619	156,575	307,120	524,872	574,479
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,642)	(4,480)	(222,172)	(783,049)	(1,214,131)	(541,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($28,262)	$35,139	($65,597)	($475,929)	($689,259)	$32,560
	Portfolio			Portfolio Optimization Aggressive-		American Century
	Optimization	Portfolio	Portfolio		Invesco V.I.
	Moderate-	Optimization	Optimization		International	VP Mid Cap
	Conservative	Moderate	Growth	Growth	Growth Series II	Value Class II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$222,256	$152,391
Net Investment Income	-	-	-	-	222,256	152,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	786,049	6,104,984	5,264,940	2,989,454	99,214	343,351
Capital gains distributions (2)	-	-	-	-	-	447,003
Realized Gain (Loss) on Investments	786,049	6,104,984	5,264,940	2,989,454	99,214	790,354
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(945,845)	(6,916,052)	(6,013,790)	(4,266,279)	(1,158,537)	(1,124,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($159,796)	($811,068)	($748,850)	($1,276,825)	($837,067)	($182,114)
	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation	BlackRock iShare Alternative Strategies

	Fund Class 4 (1)	Fund Class 4 (1)	Fund Class 4 (1)	V.I. Class III	V.I. Class III	V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$412,618	$405,187	$817,165	$281,568	$623,436	$10,509
Net Investment Income	412,618	405,187	817,165	281,568	623,436	10,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,834	342	(9,603)	1,305,232	287,365	(516)
Capital gains distributions (2)	-	-	-	2,523,441	3,543,199	-
Realized Gain (Loss) on Investments	3,834	342	(9,603)	3,828,673	3,830,564	(516)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(846,578)	(775,266)	(1,980,140)	(5,497,836)	(5,049,578)	(13,573)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($430,126)	($369,737)	($1,172,578)	($1,387,595)	($595,578)	($3,580)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	BlackRock	BlackRock	BlackRock iShares Equity Appreciation
	iShares Dynamic	iShares Dynamic		Dreyfus	Fidelity VIP	Fidelity VIP
	Allocation	Fixed Income		Appreciation	Contrafund	Freedom 2010
	V.I. Class I (1)	V.I. Class I (1)	V.I. Class I (1)	Service Shares	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,442	$1,246	$2,545	$6,076	$447,540	$28,495
Net Investment Income	1,442	1,246	2,545	6,076	447,540	28,495
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(187)	(191)	(6,366)	5,125,784	16,619
Capital gains distributions (2)	-	-	-	21,588	5,180,890	4,914
Realized Gain (Loss) on Investments	(238)	(187)	(191)	15,222	10,306,674	21,533
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,481)	(1,999)	(8,676)	(33,428)	(10,479,207)	(43,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,277)	($940)	($6,322)	($12,130)	$275,007	$6,466
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$32,618	$125,695	$144,258	$135,679	$46,655	$39,613
Net Investment Income	32,618	125,695	144,258	135,679	46,655	39,613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	101,861	385,888	426,740	243,353	10,713	20,836
Capital gains distributions (2)	10,759	34,500	46,150	48,564	16,333	13,531
Realized Gain (Loss) on Investments	112,620	420,388	472,890	291,917	27,046	34,367
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,013)	(551,977)	(722,664)	(485,487)	(110,949)	(115,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,775)	($5,894)	($105,516)	($57,891)	($37,248)	($41,492)
				Fidelity VIP	Fidelity VIP Value Strategies
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government		Templeton
	Freedom Income	Growth	Mid Cap	Money Market		Foreign
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$25,894	$2,277	$95,499	$17,845	$56,221	$508,789
Net Investment Income	25,894	2,277	95,499	17,845	56,221	508,789
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,993	1,122,966	1,922,207	-	348,709	(435,150)
Capital gains distributions (2)	2,256	246,292	4,613,489	-	4,656	519,667
Realized Gain (Loss) on Investments	12,249	1,369,258	6,535,696	-	353,365	84,517
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,762)	(884,790)	(7,164,762)	-	(641,235)	(1,676,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($11,619)	$486,745	($533,567)	$17,845	($231,649)	($1,082,706)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					Lazard Retirement Global Dynamic	Lazard
		GE Investments	Janus Aspen Series	Janus Aspen Series		Retirement
	Templeton					U.S. Strategic
	Global Bond	Total Return	Enterprise	Overseas	Multi Asset	Equity
	VIP Class 2	Class 3	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$3,032,254	$38,193	$51,581	$83,762	$-	$6,078
Net Investment Income	3,032,254	38,193	51,581	83,762	-	6,078
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(547,414)	32,865	570,691	(676,541)	(11,667)	(137,856)
Capital gains distributions (1)	196,942	78,263	1,026,459	500,867	20,783	91,946
Realized Gain (Loss) on Investments	(350,472)	111,128	1,597,150	(175,674)	9,116	(45,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,369,359)	(181,489)	(1,441,864)	(1,299,575)	(17,222)	(35,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,687,577)	($32,168)	$206,867	($1,391,487)	($8,106)	($75,340)
	ClearBridge	ClearBridge	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Variable Global	Bond	Developing	Fundamental
	Aggressive	Mid Cap	High Yield Bond -	Debenture	Growth	Equity
	Growth - Class II	Core - Class II	Class II (2)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$16,177	$15,753	$6,679	$75,595	$-	$65,435
Net Investment Income	16,177	15,753	6,679	75,595	-	65,435
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	791,863	2,710,627	(570)	(49,788)	100,617	(139,832)
Capital gains distributions (1)	2,148,196	688,219	-	8,398	49,977	463,945
Realized Gain (Loss) on Investments	2,940,059	3,398,846	(570)	(41,390)	150,594	324,113
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,452,679)	(3,087,229)	(12,438)	(89,338)	(824,563)	(591,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($496,443)	$327,370	($6,329)	($55,133)	($673,969)	($202,001)
						MFS New
	Lord Abbett					Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$970,932	$990,516	$12,220	$-	$374,475	$-
Net Investment Income	970,932	990,516	12,220	-	374,475	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	67,946	2,124,748	4,711,392	2,083,541	948,662	(1,409,965)
Capital gains distributions (1)	50,427	-	7,332,131	5,578,408	2,407,097	485,071
Realized Gain (Loss) on Investments	118,373	2,124,748	12,043,523	7,661,949	3,355,759	(924,894)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,451,050)	(5,071,568)	(8,649,585)	(11,027,108)	(4,009,947)	549,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($361,745)	($1,956,304)	$3,406,158	($3,365,159)	($279,713)	($375,205)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					PIMCO Global
	MFS	MFS	Neuberger Berman		Multi-Asset
	Utilities	Value	Socially	Oppenheimer	Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class (1)	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (2)	$538,119	$1,550	$1,694	$55,181	$96,821	$-
Net Investment Income	538,119	1,550	1,694	55,181	96,821	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,446,616	7,020	11,510	8,678	(69,150)	3,749
Capital gains distributions (2)	944,460	4,370	26,788	339,936	-	106,535
Realized Gain (Loss) on Investments	2,391,076	11,390	38,298	348,614	(69,150)	110,284
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,904,619)	(7,026)	(35,805)	(481,187)	(42,335)	(341,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,975,424)	$5,914	$4,187	($77,392)	($14,664)	($231,467)
			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (2)	$-	$847,925	$11,522
Net Investment Income	-	847,925	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,278,239	1,352,147	(5,581,637)
Capital gains distributions (2)	-	1,164,300	-
Realized Gain (Loss) on Investments	3,278,239	2,516,447	(5,581,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,313,467	(7,175,330)	(8,884,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,591,706	($3,810,958)	($14,454,419)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(1,755)		405,687	353,798	17,901	52,175
Change in net unrealized appreciation (depreciation) on investments	(2,907)		(108,385)	1,193,558	13,138	(31,596)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,662)		297,302	1,547,356	31,039	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,340		2,047,954	1,210,287	1,010,611	150,795
Transfers between variable and fixed accounts, net	304,919		20,087,031	23,891,909	(54,674)	1,287,054
Policy maintenance charges	(10,174)		(2,457,175)	(1,099,487)	(146,569)	(98,490)
Policy benefits and terminations	-		(2,917,825)	(1,872,282)	(233,868)	(86,211)
Policy loans and loan repayments (2)	(441)		(127,533)	(69,470)	(9,479)	38,966
Other (2)	59		14,371	5,620	241	344
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	339,703		16,646,823	22,066,577	566,262	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	335,041		16,944,125	23,613,933	597,301	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$335,041		$59,602,017	$42,657,892	$3,021,433	$2,424,132

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	179,933	1,019	2,830,927	1,748,244	(2,010,579)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	(294,697)	200,092	(6,264,084)	(1,298,833)	(645,566)	5,383,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	(114,764)	201,111	(3,433,157)	449,411	(2,656,145)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	924,608	1,533,272	4,502,854	4,694,505	4,573,194	4,765,536
Transfers between variable and fixed accounts, net	(1,455,160)	(6,216,492)	(7,924,483)	(745,239)	(2,289,679)	(6,002,894)
Policy maintenance charges	(741,960)	(905,499)	(3,855,934)	(4,282,284)	(4,347,273)	(4,702,806)
Policy benefits and terminations	(607,195)	(605,913)	(3,482,442)	(3,933,672)	(4,991,105)	(5,163,750)
Policy loans and loan repayments (2)	537	(489)	355,058	(316,266)	303,399	(420,037)
Other (2)	6,542	5,568	29,167	26,043	33,650	26,615
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,872,628)	(6,189,553)	(10,375,780)	(4,556,913)	(6,717,814)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(1,987,392)	(5,988,442)	(13,808,937)	(4,107,502)	(9,373,959)	(8,205,323)
NET ASSETS
Beginning of Year	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year	$13,070,964	$15,058,356	$74,867,908	$88,676,845	$86,594,475	$95,968,434

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(25,226)	(72,384)	3,379,706	6,690,333	156,664	69,226
Change in net unrealized appreciation (depreciation) on investments	(39,796)	83,316	(1,629,584)	7,306,821	62,733	346,649
Net Increase (Decrease) in Net Assets
Resulting from Operations	(65,022)	10,932	1,750,122	13,997,154	219,397	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,451	141,630	13,824,034	15,142,531	4,868,585	4,063,810
Transfers between variable and fixed accounts, net	339,767	65,839	(11,664,148)	(35,987,272)	5,101,014	9,133,626
Policy maintenance charges	(76,772)	(58,722)	(12,986,260)	(15,103,790)	(3,581,147)	(3,300,557)
Policy benefits and terminations	(29,981)	(21,700)	(12,349,963)	(27,593,912)	(7,125,484)	(2,920,138)
Policy loans and loan repayments (1)	(24,362)	(181,876)	(40,624)	(1,835,326)	(909,228)	(589,648)
Other (1)	638	404	69,162	50,570	30,167	25,483
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	471,741	(54,425)	(23,147,799)	(65,327,199)	(1,616,093)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	406,719	(43,493)	(21,397,677)	(51,330,045)	(1,396,696)	6,828,451
NET ASSETS
Beginning of Year	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year	$1,764,671	$1,357,952	$257,900,063	$279,297,740	$65,848,006	$67,244,702

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(170,240)	(45,041)	2,448,131	3,915,510	2,168,135	2,771,339
Change in net unrealized appreciation (depreciation) on investments	(14,968)	(133,859)	(5,590,927)	626,622	(960,135)	3,277,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	(185,208)	(178,900)	(3,142,796)	4,542,132	1,208,000	6,049,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,580	172,932	4,241,282	3,819,385	3,263,805	2,899,201
Transfers between variable and fixed accounts, net	(372,096)	727,888	(1,210,474)	4,042,184	3,791,523	(136,211)
Policy maintenance charges	(134,130)	(115,842)	(2,878,657)	(2,734,211)	(2,544,426)	(2,290,963)
Policy benefits and terminations	(78,195)	(44,221)	(1,781,064)	(1,947,501)	(2,438,223)	(2,660,292)
Policy loans and loan repayments (1)	(24,481)	9,423	(144,593)	(432,337)	(49,796)	(212,795)
Other (1)	1,090	4,199	9,393	7,601	11,046	12,183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(345,232)	754,379	(1,764,113)	2,755,121	2,033,929	(2,388,877)
NET INCREASE (DECREASE) IN NET ASSETS	(530,440)	575,479	(4,906,909)	7,297,253	3,241,929	3,660,211
NET ASSETS
Beginning of Year	3,685,923	3,110,444	54,683,932	47,386,679	56,635,395	52,975,184
End of Year	$3,155,483	$3,685,923	$49,777,023	$54,683,932	$59,877,324	$56,635,395

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements.

SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,582,638	15,028,744	2,615,177	1,068,548	(3,650,414)	(3,867,038)
Change in net unrealized appreciation (depreciation) on investments	(11,357,992)	54,318,620	17,957	1,327,482	17,483,698	20,048,274
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,224,646	69,347,364	2,633,134	2,396,030	13,833,284	16,181,236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,738,178	20,744,473	1,324,584	1,387,537	8,182,679	8,433,013
Transfers between variable and fixed accounts, net	22,271,751	37,501,141	2,360,395	(322,966)	(5,070,854)	(7,659,607)
Policy maintenance charges	(23,002,025)	(21,663,522)	(1,288,552)	(1,271,954)	(9,338,929)	(10,094,892)
Policy benefits and terminations	(20,804,611)	(35,511,029)	(1,387,881)	(858,645)	(10,267,543)	(10,482,995)
Policy loans and loan repayments (1)	(385,989)	(1,670,326)	(180,423)	(98,599)	318,127	(1,104,215)
Other (1)	131,680	104,717	4,005	7,726	5,602	15,740
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	948,984	(494,546)	832,128	(1,156,901)	(16,170,918)	(20,892,956)
NET INCREASE (DECREASE) IN NET ASSETS	7,173,630	68,852,818	3,465,262	1,239,129	(2,337,634)	(4,711,720)
NET ASSETS
Beginning of Year	591,431,559	522,578,741	26,391,357	25,152,228	193,169,752	197,881,472
End of Year	$598,605,189	$591,431,559	$29,856,619	$26,391,357	$190,832,118	$193,169,752

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,559,558	2,911,176	4,537,866	1,484,581	1,474,734	359,967
Change in net unrealized appreciation (depreciation) on investments	308,731	693,293	(8,007,728)	11,483,203	(1,819,853)	1,394,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,868,289	3,604,469	(3,469,862)	12,967,784	(345,119)	1,754,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,705,488	2,642,147	5,336,897	4,864,343	591,632	577,233
Transfers between variable and fixed accounts, net	2,968,662	(241,990)	(6,194,441)	(1,847,406)	(336,987)	2,190,755
Policy maintenance charges	(2,169,963)	(2,197,959)	(4,471,685)	(4,642,466)	(585,700)	(463,775)
Policy benefits and terminations	(2,779,421)	(2,463,247)	(4,524,655)	(4,619,280)	(835,072)	(388,065)
Policy loans and loan repayments (1)	(277,416)	(308,479)	(393,164)	87,021	(109,877)	(217,568)
Other (1)	(1,141)	4,563	12,110	8,087	3,839	4,919
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	446,209	(2,564,965)	(10,234,938)	(6,149,701)	(1,272,165)	1,703,499
NET INCREASE (DECREASE) IN NET ASSETS	3,314,498	1,039,504	(13,704,800)	6,818,083	(1,617,284)	3,457,808
NET ASSETS
Beginning of Year	46,192,496	45,152,992	123,319,633	116,501,550	13,639,823	10,182,015
End of Year	$49,506,994	$46,192,496	$109,614,833	$123,319,633	$12,022,539	$13,639,823

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,165,917	3,608,676	858,206	525,539	1,142,230	1,671,764
Change in net unrealized appreciation (depreciation) on investments	(104,379)	15,538,142	856,478	3,796,196	(3,696,820)	2,240,864
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,061,538	19,146,818	1,714,684	4,321,735	(2,554,590)	3,912,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,218,586	8,332,110	3,946,893	4,386,035	3,051,798	2,890,016
Transfers between variable and fixed accounts, net	(3,530,811)	(899,285)	(3,646,903)	(4,523,258)	(2,436,169)	(2,059,638)
Policy maintenance charges	(9,642,910)	(9,542,673)	(4,068,445)	(4,443,745)	(2,238,157)	(2,265,422)
Policy benefits and terminations	(7,852,673)	(11,877,943)	(4,262,738)	(6,003,537)	(1,552,013)	(1,853,863)
Policy loans and loan repayments (1)	689,085	(1,246,185)	(239,115)	(617,498)	(194,954)	(170,316)
Other (1)	13,616	5,180	10,312	12,294	8,784	2,847
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(12,105,107)	(15,228,796)	(8,259,996)	(11,189,709)	(3,360,711)	(3,456,376)
NET INCREASE (DECREASE) IN NET ASSETS	(6,043,569)	3,918,022	(6,545,312)	(6,867,974)	(5,915,301)	456,252
NET ASSETS
Beginning of Year	187,895,388	183,977,366	101,910,560	108,778,534	49,372,310	48,916,058
End of Year	$181,851,819	$187,895,388	$95,365,248	$101,910,560	$43,457,009	$49,372,310

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,897	1,355,737	741,489	443,259	453,819	3,613,658
Change in net unrealized appreciation (depreciation) on investments	(665,517)	(674,664)	(2,203,887)	(141,331)	(2,350,095)	(4,092,841)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,380	681,073	(1,462,398)	301,928	(1,896,276)	(479,183)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,272,160	989,308	1,118,275	931,569	-	782,919
Transfers between variable and fixed accounts, net	(3,163,662)	(320,216)	50,657	2,216,242	(2,338,661)	(7,254,508)
Policy maintenance charges	(679,458)	(700,160)	(935,904)	(879,005)	(1,144,503)	(1,543,175)
Policy benefits and terminations	(556,555)	(635,405)	(583,417)	(526,669)	(1,105,003)	(2,339,783)
Policy loans and loan repayments (1)	(106,828)	(7,723)	20,821	194,369	(224,652)	(321,054)
Other (1)	860	(1,973)	4,372	2,382	(640)	5,712
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,233,483)	(676,169)	(325,196)	1,938,888	(4,813,459)	(10,669,889)
NET INCREASE (DECREASE) IN NET ASSETS	(3,201,103)	4,904	(1,787,594)	2,240,816	(6,709,735)	(11,149,072)
NET ASSETS
Beginning of Year	12,740,459	12,735,555	18,846,564	16,605,748	28,293,919	39,442,991
End of Year	$9,539,356	$12,740,459	$17,058,970	$18,846,564	$21,584,184	$28,293,919

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,616,732	4,296,257	1,961,615	3,218,383	235,151	18,846
Change in net unrealized appreciation (depreciation) on investments	(14,827,373)	4,360,708	(4,751,234)	390,466	(414,266)	444,261
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,210,641)	8,656,965	(2,789,619)	3,608,849	(179,115)	463,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,478,852	7,491,673	3,175,789	3,141,514	168,181	33,330
Transfers between variable and fixed accounts, net	(4,260,302)	(3,286,404)	(2,630,232)	(3,080,362)	(2,943,643)	5,460,494
Policy maintenance charges	(8,484,065)	(9,154,897)	(2,509,017)	(2,627,731)	(70,269)	(39,496)
Policy benefits and terminations	(8,027,044)	(12,898,710)	(2,504,487)	(3,259,570)	(2,149)	-
Policy loans and loan repayments (1)	(198,181)	(212,263)	(424,990)	(27,557)	13,220	(6,243)
Other (1)	35,273	21,064	21,733	23,548	26	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,455,467)	(18,039,537)	(4,871,204)	(5,830,158)	(2,834,634)	5,448,268
NET INCREASE (DECREASE) IN NET ASSETS	(23,666,108)	(9,382,572)	(7,660,823)	(2,221,309)	(3,013,749)	5,911,375
NET ASSETS
Beginning of Year	216,137,912	225,520,484	66,523,149	68,744,458	6,027,381	116,006
End of Year	$192,471,804	$216,137,912	$58,862,326	$66,523,149	$3,013,632	$6,027,381

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,791,032	6,996,313	4,946,050	5,891,699	913,794	(22,619)
Change in net unrealized appreciation (depreciation) on investments	(21,022,205)	(13,598,808)	(6,091,637)	(12,939,177)	2,103	(317,902)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,231,173)	(6,602,495)	(1,145,587)	(7,047,478)	915,897	(340,521)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,147,489	6,109,089	8,455,129	7,570,247	1,253,045	732,574
Transfers between variable and fixed accounts, net	(3,600,550)	(1,785,967)	2,387,275	(3,328,208)	7,879,478	2,972,999
Policy maintenance charges	(4,925,496)	(5,379,364)	(5,859,673)	(5,871,960)	(843,839)	(631,319)
Policy benefits and terminations	(3,848,920)	(5,805,397)	(3,986,779)	(6,542,680)	(775,655)	(555,058)
Policy loans and loan repayments (1)	(315,804)	(463,034)	(204,978)	(6,195,666)	34,039	(29,631)
Other (1)	48,071	25,174	50,928	35,528	5,821	4,825
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(6,495,210)	(7,299,499)	841,902	(14,332,739)	7,552,889	2,494,390
NET INCREASE (DECREASE) IN NET ASSETS	(24,726,383)	(13,901,994)	(303,685)	(21,380,217)	8,468,786	2,153,869
NET ASSETS
Beginning of Year	128,129,379	142,031,373	136,650,780	158,030,997	14,384,980	12,231,111
End of Year	$103,402,996	$128,129,379	$136,347,095	$136,650,780	$22,853,766	$14,384,980

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8,185,066)	(8,923,011)	7,556,276	3,982,041	16,146,169	12,432,298
Change in net unrealized appreciation (depreciation) on investments	4,776,445	(6,290,163)	(1,929,844)	8,105,913	(14,166,042)	13,641,281
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,408,621)	(15,213,174)	5,626,432	12,087,954	1,980,127	26,073,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,579,483	7,922,829	3,650,601	3,020,745	5,238,911	4,030,657
Transfers between variable and fixed accounts, net	2,083,334	1,933,791	1,608,290	3,480,662	(15,548,765)	(256,346)
Policy maintenance charges	(6,372,712)	(6,591,898)	(3,009,577)	(2,455,633)	(3,905,382)	(3,697,561)
Policy benefits and terminations	(5,798,761)	(6,526,728)	(2,213,811)	(2,275,433)	(3,781,322)	(3,613,203)
Policy loans and loan repayments (1)	1,095,214	(471,928)	(363,458)	190,198	(345,110)	(5,353,175)
Other (1)	59,059	29,706	17,105	8,063	17,498	12,503
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(354,383)	(3,704,228)	(310,850)	1,968,602	(18,324,170)	(8,877,125)
NET INCREASE (DECREASE) IN NET ASSETS	(3,763,004)	(18,917,402)	5,315,582	14,056,556	(16,344,043)	17,196,454
NET ASSETS
Beginning of Year	130,010,515	148,927,917	64,134,607	50,078,051	105,289,356	88,092,902
End of Year	$126,247,511	$130,010,515	$69,450,189	$64,134,607	$88,945,313	$105,289,356

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	623,820	372,401	(266)		6,982	(262)
Change in net unrealized appreciation (depreciation) on investments	(1,212,446)	1,140,499	(474)		(1,374)	17,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(588,626)	1,512,900	(740)		5,608	17,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985,082	967,102	808		20,705	12,515
Transfers between variable and fixed accounts, net	2,215,236	(6,003)	40,249		(6,355)	394,561
Policy maintenance charges	(816,829)	(777,940)	(1,078)		(16,625)	(8,210)
Policy benefits and terminations	(698,868)	(659,731)	-		(16,957)	(16,825)
Policy loans and loan repayments (1)	(94,208)	(89,905)	-		8,862	(9,027)
Other (1)	6,720	2,549	125		178	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,597,133	(563,928)	40,104		(10,192)	373,197
NET INCREASE (DECREASE) IN NET ASSETS	1,008,507	948,972	39,364		(4,584)	390,497
NET ASSETS
Beginning of Year or Period	16,204,220	15,255,248	-		501,764	111,267
End of Year or Period	$17,212,727	$16,204,220	$39,364		$497,180	$501,764

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	1,380		39,619	455	156,575	79,494
Change in net unrealized appreciation (depreciation) on investments	(29,642)		(4,480)	67,101	(222,172)	121,145
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,262)		35,139	67,556	(65,597)	200,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,948		97,011	15,273	509,670	465,216
Transfers between variable and fixed accounts, net	5,286,011		1,686,415	417,237	510,100	1,551,765
Policy maintenance charges	(4,627)		(92,237)	(44,523)	(370,627)	(299,440)
Policy benefits and terminations	-		(11,874)	(12,630)	(287,830)	(98,831)
Policy loans and loan repayments (2)	6,475		3,680	(49)	126,706	(54,286)
Other (2)	(40)		416	168	3,054	1,547
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,295,767		1,683,411	375,476	491,073	1,565,971
NET INCREASE (DECREASE) IN NET ASSETS	5,267,505		1,718,550	443,032	425,476	1,766,610
NET ASSETS
Beginning of Year or Period	-		1,425,507	982,475	4,846,921	3,080,311
End of Year or Period	$5,267,505		$3,144,057	$1,425,507	$5,272,397	$4,846,921

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	307,120	392,507	524,872	665,913	574,479	1,178,884
Change in net unrealized appreciation (depreciation) on investments	(783,049)	456,253	(1,214,131)	381,123	(541,919)	(366,744)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(475,929)	848,760	(689,259)	1,047,036	32,560	812,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,130,084	2,512,070	3,286,150	3,255,002	1,300,519	1,520,024
Transfers between variable and fixed accounts, net	2,080,868	6,485,428	4,197,775	4,440,180	(642,753)	(2,700,088)
Policy maintenance charges	(2,022,568)	(1,505,435)	(1,640,943)	(1,212,965)	(1,449,935)	(1,586,016)
Policy benefits and terminations	(261,739)	(372,864)	(570,332)	(1,263,526)	(1,769,564)	(4,780,047)
Policy loans and loan repayments (2)	(39,374)	(41,192)	(674,419)	(302,398)	(194,887)	(153,271)
Other (2)	2,473	(3,153)	4,440	8,286	13,669	8,783
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,889,744	7,074,854	4,602,671	4,924,579	(2,742,951)	(7,690,615)
NET INCREASE (DECREASE) IN NET ASSETS	2,413,815	7,923,614	3,913,412	5,971,615	(2,710,391)	(6,878,475)
NET ASSETS
Beginning of Year	21,840,822	13,917,208	23,761,522	17,789,907	19,157,254	26,035,729
End of Year	$24,254,637	$21,840,822	$27,674,934	$23,761,522	$16,446,863	$19,157,254

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	786,049	1,032,882	6,104,984	3,486,329	5,264,940	5,743,013
Change in net unrealized appreciation (depreciation) on investments	(945,845)	899,879	(6,916,052)	6,917,932	(6,013,790)	9,383,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	(159,796)	1,932,761	(811,068)	10,404,261	(748,850)	15,126,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,281,294	3,090,918	16,820,792	16,741,576	24,080,809	24,805,202
Transfers between variable and fixed accounts, net	1,207,431	(1,653,790)	(4,011,730)	2,942,625	(768,947)	1,034,100
Policy maintenance charges	(2,834,998)	(2,893,135)	(14,466,549)	(14,169,253)	(17,007,263)	(17,299,310)
Policy benefits and terminations	(1,957,813)	(2,610,329)	(14,044,348)	(8,577,741)	(12,267,576)	(14,642,708)
Policy loans and loan repayments (1)	(188,108)	456,443	(1,876,947)	(1,162,842)	(2,560,186)	(3,505,591)
Other (1)	16,314	17,472	94,300	70,261	193,618	199,616
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(475,880)	(3,592,421)	(17,484,482)	(4,155,374)	(8,329,545)	(9,408,691)
NET INCREASE (DECREASE) IN NET ASSETS	(635,676)	(1,659,660)	(18,295,550)	6,248,887	(9,078,395)	5,718,007
NET ASSETS
Beginning of Year	48,874,236	50,533,896	235,015,262	228,766,375	310,508,205	304,790,198
End of Year	$48,238,560	$48,874,236	$216,719,712	$235,015,262	$301,429,810	$310,508,205

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$222,256	$123,323	$152,391	$93,123
Realized gain (loss) on investments	2,989,454	2,667,444	99,214	352,577	790,354	1,039,245
Change in net unrealized appreciation (depreciation) on investments	(4,266,279)	3,983,162	(1,158,537)	(519,040)	(1,124,859)	250,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,276,825)	6,650,606	(837,067)	(43,140)	(182,114)	1,383,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,051,746	12,024,438	1,156,991	761,624	598,816	524,089
Transfers between variable and fixed accounts, net	(1,956,568)	2,339,575	9,473,916	3,695,700	510,607	1,841,042
Policy maintenance charges	(7,013,456)	(7,051,146)	(767,934)	(386,318)	(386,225)	(281,835)
Policy benefits and terminations	(5,096,083)	(5,905,733)	(222,937)	(161,577)	(319,288)	(1,042,401)
Policy loans and loan repayments (1)	315,033	(2,694,469)	(216,479)	(114,819)	(62,895)	201,589
Other (1)	65,799	63,071	4,024	1,359	4,273	4,340
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(633,529)	(1,224,264)	9,427,581	3,795,969	345,288	1,246,824
NET INCREASE (DECREASE) IN NET ASSETS	(1,910,354)	5,426,342	8,590,514	3,752,829	163,174	2,630,191
NET ASSETS
Beginning of Year	129,631,644	124,205,302	9,101,827	5,348,998	10,019,982	7,389,791
End of Year	$127,721,290	$129,631,644	$17,692,341	$9,101,827	$10,183,156	$10,019,982

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$412,618		$405,187		$817,165
Realized gain (loss) on investments	3,834		342		(9,603)
Change in net unrealized appreciation (depreciation) on investments	(846,578)		(775,266)		(1,980,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(430,126)		(369,737)		(1,172,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	592,107		702,693		952,080
Transfers between variable and fixed accounts, net	28,877,287		60,031,318		66,040,055
Policy maintenance charges	(321,854)		(523,387)		(634,201)
Policy benefits and terminations	(57,627)		(439,731)		(324,058)
Policy loans and loan repayments	(46,941)		(28,738)		(8,984)
Other	(1,068)		6,016		4,570
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	29,041,904		59,748,171		66,029,462
NET INCREASE (DECREASE) IN NET ASSETS	28,611,778		59,378,434		64,856,884
NET ASSETS
Beginning of Period	-		-		-
End of Period	$28,611,778		$59,378,434		$64,856,884

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$281,568	$261,503	$623,436	$1,339,567	$10,509
Realized gain (loss) on investments	3,828,673	4,914,584	3,830,564	5,923,572	(516)
Change in net unrealized appreciation (depreciation) on investments	(5,497,836)	(3,353,189)	(5,049,578)	(6,214,409)	(13,573)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,387,595)	1,822,898	(595,578)	1,048,730	(3,580)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,005,415	902,783	4,193,543	4,742,079	13,174
Transfers between variable and fixed accounts, net	854,761	2,730,031	(576,566)	3,902,963	347,887
Policy maintenance charges	(891,447)	(815,732)	(3,323,503)	(3,202,897)	(8,316)
Policy benefits and terminations	(1,595,371)	(515,450)	(1,914,486)	(3,014,153)	(3,940)
Policy loans and loan repayments (2)	90,371	84,308	(36,943)	138,804	-
Other (2)	6,286	15,199	26,628	22,192	60
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(529,985)	2,401,139	(1,631,327)	2,588,988	348,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,917,580)	4,224,037	(2,226,905)	3,637,718	345,285
NET ASSETS
Beginning of Year or Period	22,656,053	18,432,016	59,715,627	56,077,909	-
End of Year or Period	$20,738,473	$22,656,053	$57,488,722	$59,715,627	$345,285

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Dynamic Allocation V.I. Class I (1)		Dynamic Fixed Income V.I. Class I (1)		Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,442		$1,246		$2,545
Realized gain (loss) on investments	(238)		(187)		(191)
Change in net unrealized appreciation (depreciation) on investments	(4,481)		(1,999)		(8,676)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,277)		(940)		(6,322)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63		16		7,430
Transfers between variable and fixed accounts, net	82,914		58,067		143,248
Policy maintenance charges	(1,686)		(1,724)		(2,949)
Policy benefits and terminations	-		-		-
Policy loans and loan repayments	(1,839)		14,387		-
Other	(10)		12		(28)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	79,442		70,758		147,701
NET INCREASE (DECREASE) IN NET ASSETS	76,165		69,818		141,379
NET ASSETS
Beginning of Period	-		-		-
End of Period	$76,165		$69,818		$141,379

	Dreyfus Appreciation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Service Shares		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,076	$4,779	$447,540	$419,269	$28,495	$13,132
Realized gain (loss) on investments	15,222	15,749	10,306,674	3,330,747	21,533	25,303
Change in net unrealized appreciation (depreciation) on investments	(33,428)	(4,156)	(10,479,207)	2,499,615	(43,562)	(1,112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,130)	16,372	275,007	6,249,631	6,466	37,323
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,825	19,464	3,025,989	2,757,910	99,727	105,058
Transfers between variable and fixed accounts, net	53,858	155,626	(3,110,947)	(1,348,672)	851,762	16,307
Policy maintenance charges	(22,437)	(18,972)	(2,608,515)	(2,529,004)	(64,285)	(57,928)
Policy benefits and terminations	(17,324)	(16,765)	(2,466,666)	(1,343,158)	(74,658)	(20,247)
Policy loans and loan repayments (2)	1,150	(3,725)	(171,857)	(271,284)	(3,883)	(13,135)
Other (2)	229	(90)	15,403	13,393	439	354
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	35,301	135,538	(5,316,593)	(2,720,815)	809,102	30,409
NET INCREASE (DECREASE) IN NET ASSETS	23,171	151,910	(5,041,586)	3,528,816	815,568	67,732
NET ASSETS
Beginning of Year	310,213	158,303	58,739,971	55,211,155	945,335	877,603
End of Year	$333,384	$310,213	$53,698,385	$58,739,971	$1,760,903	$945,335

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,618	$30,772	$125,695	$123,961	$144,258	$111,303
Realized gain (loss) on investments	112,620	260,269	420,388	517,317	472,890	386,831
Change in net unrealized appreciation (depreciation) on investments	(147,013)	(155,955)	(551,977)	(241,933)	(722,664)	(156,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775)	135,086	(5,894)	399,345	(105,516)	341,336
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,004	135,917	672,637	657,941	831,423	702,126
Transfers between variable and fixed accounts, net	(232,435)	(652,127)	(504,780)	1,044,735	1,265,963	1,362,836
Policy maintenance charges	(129,945)	(130,934)	(488,888)	(459,310)	(456,262)	(414,854)
Policy benefits and terminations	(47,377)	(483,134)	(632,788)	(1,388,916)	(425,393)	(559,024)
Policy loans and loan repayments (1)	21,754	17,771	(119,030)	6,284	(266,087)	5,900
Other (1)	1,744	1,044	4,306	4,986	(5,812)	(246)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(192,255)	(1,111,463)	(1,068,543)	(134,280)	943,832	1,096,738
NET INCREASE (DECREASE) IN NET ASSETS	(194,030)	(976,377)	(1,074,437)	265,065	838,316	1,438,074
NET ASSETS
Beginning of Year	2,180,372	3,156,749	8,689,115	8,424,050	7,887,581	6,449,507
End of Year	$1,986,342	$2,180,372	$7,614,678	$8,689,115	$8,725,897	$7,887,581

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,679	$118,039	$46,655	$33,920	$39,613	$17,604
Realized gain (loss) on investments	291,917	609,258	27,046	110,672	34,367	48,993
Change in net unrealized appreciation (depreciation) on investments	(485,487)	(326,629)	(110,949)	(50,204)	(115,472)	(27,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,891)	400,668	(37,248)	94,388	(41,492)	38,962
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	813,651	928,516	637,134	519,112	527,985	231,067
Transfers between variable and fixed accounts, net	291,508	(176,470)	406,821	1,584,468	1,035,917	657,369
Policy maintenance charges	(513,440)	(464,787)	(243,254)	(162,846)	(291,016)	(159,895)
Policy benefits and terminations	(307,409)	(257,541)	(50,038)	(53,405)	(14,427)	(93,114)
Policy loans and loan repayments (1)	(131,182)	(16,340)	(68,679)	(8,032)	(24,610)	(6,638)
Other (1)	407	1,819	565	542	(24)	72
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	153,535	15,197	682,549	1,879,839	1,233,825	628,861
NET INCREASE (DECREASE) IN NET ASSETS	95,644	415,865	645,301	1,974,227	1,192,333	667,823
NET ASSETS
Beginning of Year	8,862,251	8,446,386	2,617,196	642,969	1,350,948	683,125
End of Year	$8,957,895	$8,862,251	$3,262,497	$2,617,196	$2,543,281	$1,350,948

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,894	$18,662	$2,277	$-	$95,499	$7,401
Realized gain (loss) on investments	12,249	28,317	1,369,258	827,917	6,535,696	2,326,910
Change in net unrealized appreciation (depreciation) on investments	(49,762)	(659)	(884,790)	(74,230)	(7,164,762)	(50,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,619)	46,320	486,745	753,687	(533,567)	2,283,355
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,727	64,408	349,009	371,766	1,776,189	1,774,248
Transfers between variable and fixed accounts, net	303,911	323,354	(1,050,115)	2,200,807	(1,788,847)	(615,957)
Policy maintenance charges	(85,214)	(75,783)	(295,231)	(350,997)	(1,376,701)	(1,365,977)
Policy benefits and terminations	(83,349)	(44,993)	(715,459)	(247,088)	(1,332,238)	(1,780,991)
Policy loans and loan repayments (1)	(27,908)	(19,295)	(24,792)	(54,658)	73,927	(104,819)
Other (1)	135	(61)	4,981	(8,991)	24,670	21,914
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	182,302	247,630	(1,731,607)	1,910,839	(2,623,000)	(2,071,582)
NET INCREASE (DECREASE) IN NET ASSETS	170,683	293,950	(1,244,862)	2,664,526	(3,156,567)	211,773
NET ASSETS
Beginning of Year	1,462,713	1,168,763	8,619,895	5,955,369	38,911,844	38,700,071
End of Year	$1,633,396	$1,462,713	$7,375,033	$8,619,895	$35,755,277	$38,911,844

	Fidelity VIP Government		Fidelity VIP Value Strategies		Templeton Foreign
	Money Market Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,845	$11,113	$56,221	$47,409	$508,789	$283,821
Realized gain (loss) on investments	-	(2)	353,365	242,700	84,517	398,223
Change in net unrealized appreciation (depreciation) on investments	-	-	(641,235)	66,454	(1,676,012)	(2,501,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,845	11,111	(231,649)	356,563	(1,082,706)	(1,819,455)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	137,782,759	118,250,044	547,981	559,818	1,373,902	857,323
Transfers between variable and fixed accounts, net	(50,033,435)	77,006,190	(67,535)	565,896	2,269,878	9,040,731
Policy maintenance charges	(19,022,610)	(12,415,243)	(303,941)	(286,618)	(942,275)	(794,406)
Policy benefits and terminations	(18,813,119)	(13,133,528)	(132,993)	(285,636)	(269,303)	(256,811)
Policy loans and loan repayments (1)	(1,080,530)	425,551	29,701	(35,847)	(392,646)	(19,473)
Other (1)	169,935	82,698	2,670	19,737	9,524	2,537
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	49,003,000	170,215,712	75,883	537,350	2,049,080	8,829,901
NET INCREASE (DECREASE) IN NET ASSETS	49,020,845	170,226,823	(155,766)	893,913	966,374	7,010,446
NET ASSETS
Beginning of Year or Period	170,226,823	-	6,047,282	5,153,369	15,271,674	8,261,228
End of Year or Period	$219,247,668	$170,226,823	$5,891,516	$6,047,282	$16,238,048	$15,271,674

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Templeton Global		GE Investments Total		Janus Aspen Series
	Bond VIP Class 2		Return Class 3		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,032,254	$2,137,035	$38,193	$31,605	$51,581	$1,654
Realized gain (loss) on investments	(350,472)	(421,724)	111,128	104,048	1,597,150	959,800
Change in net unrealized appreciation (depreciation) on investments	(4,369,359)	(983,954)	(181,489)	(38,251)	(1,441,864)	(287,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,687,577)	731,357	(32,168)	97,402	206,867	673,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,461,405	2,709,538	125,457	139,984	572,189	310,254
Transfers between variable and fixed accounts, net	(2,608,177)	14,268	351,411	347,386	4,385,236	759,366
Policy maintenance charges	(1,747,168)	(1,822,583)	(138,257)	(107,063)	(367,780)	(215,952)
Policy benefits and terminations	(1,134,176)	(4,049,631)	(18,810)	(49,063)	(618,856)	(90,503)
Policy loans and loan repayments (1)	(83,534)	1,126,178	(2,256)	(6,897)	(120,542)	(2,011)
Other (1)	27,265	25,401	266	27	5,008	3,950
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,084,385)	(1,996,829)	317,811	324,374	3,855,255	765,104
NET INCREASE (DECREASE) IN NET ASSETS	(4,771,962)	(1,265,472)	285,643	421,776	4,062,122	1,438,737
NET ASSETS
Beginning of Year	41,938,819	43,204,291	2,120,800	1,699,024	6,571,388	5,132,651
End of Year	$37,166,857	$41,938,819	$2,406,443	$2,120,800	$10,633,510	$6,571,388

			Lazard Retirement		Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		U.S. Strategic Equity
	Overseas Service Shares		Service Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83,762	$652,636	$-	$2,149	$6,078	$18,797
Realized gain (loss) on investments	(175,674)	199,268	9,116	20,941	(45,910)	476,309
Change in net unrealized appreciation (depreciation) on investments	(1,299,575)	(3,397,984)	(17,222)	(26,628)	(35,508)	(293,811)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,391,487)	(2,546,080)	(8,106)	(3,538)	(75,340)	201,295
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,754	1,486,160	61,239	11,536	137,642	149,521
Transfers between variable and fixed accounts, net	(953,676)	(1,839,277)	507,029	396,773	(1,409,075)	1,783,102
Policy maintenance charges	(732,527)	(868,494)	(26,870)	(5,413)	(122,532)	(122,987)
Policy benefits and terminations	(1,179,380)	(928,241)	(65,214)	-	(266,286)	(33,696)
Policy loans and loan repayments (1)	(879)	(22,045)	(1,861)	-	(502)	555
Other (1)	10,060	13,700	248	(69)	883	863
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,688,648)	(2,158,197)	474,571	402,827	(1,659,870)	1,777,358
NET INCREASE (DECREASE) IN NET ASSETS	(3,080,135)	(4,704,277)	466,465	399,289	(1,735,210)	1,978,653
NET ASSETS
Beginning of Year or Period	17,232,050	21,936,327	399,289	-	3,076,991	1,098,338
End of Year or Period	$14,151,915	$17,232,050	$865,754	$399,289	$1,341,781	$3,076,991

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable Global
	Aggressive Growth - Class II		Mid Cap Core - Class II		High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,177	$1,658	$15,753	$19,441	$6,679
Realized gain (loss) on investments	2,940,059	1,697,072	3,398,846	2,817,446	(570)
Change in net unrealized appreciation (depreciation) on investments	(3,452,679)	488,920	(3,087,229)	(1,371,408)	(12,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,443)	2,187,650	327,370	1,465,479	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,507,231	1,611,947	1,016,332	777,738	3,389
Transfers between variable and fixed accounts, net	4,009,404	4,003,910	(12,076,233)	5,412,501	131,548
Policy maintenance charges	(1,367,458)	(946,605)	(748,629)	(772,989)	(3,865)
Policy benefits and terminations	(358,187)	(214,873)	(544,412)	(1,849,125)	-
Policy loans and loan repayments (2)	(28,694)	(213,817)	262,423	466,415	(3,910)
Other (2)	4,930	9,315	5,195	13,936	12
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,767,226	4,249,877	(12,085,324)	4,048,476	127,174
NET INCREASE (DECREASE) IN NET ASSETS	4,270,783	6,437,527	(11,757,954)	5,513,955	120,845
NET ASSETS
Beginning of Year or Period	15,761,928	9,324,401	23,406,395	17,892,440	-
End of Year or Period	$20,032,711	$15,761,928	$11,648,441	$23,406,395	$120,845

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC (3)		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,595	$34,988	$-	$-	$65,435	$33,208
Realized gain (loss) on investments	(41,390)	17,825	150,594	49,898	324,113	2,620,193
Change in net unrealized appreciation (depreciation) on investments	(89,338)	(53,614)	(824,563)	37,053	(591,549)	(2,195,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,133)	(801)	(673,969)	86,951	(202,001)	458,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,806	26,264	554,446	375,556	419,065	398,931
Transfers between variable and fixed accounts, net	1,232,634	724,579	2,002,570	1,786,639	(1,824,424)	(411,480)
Policy maintenance charges	(126,050)	(15,215)	(281,152)	(205,541)	(337,623)	(391,347)
Policy benefits and terminations	(154,364)	-	(287,516)	(120,045)	(261,037)	(132,653)
Policy loans and loan repayments (2)	(3,084)	-	(34,212)	(2,587)	133,578	(4,519,146)
Other (2)	450	47	2,157	2,345	669	1,108
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,155,392	735,675	1,956,293	1,836,367	(1,869,772)	(5,054,587)
NET INCREASE (DECREASE) IN NET ASSETS	1,100,259	734,874	1,282,324	1,923,318	(2,071,773)	(4,596,585)
NET ASSETS
Beginning of Year or Period	734,874	-	4,842,087	2,918,769	7,506,229	12,102,814
End of Year or Period	$1,835,133	$734,874	$6,124,411	$4,842,087	$5,434,456	$7,506,229

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$970,932	$417,043	$990,516	$1,493,727	$12,220	$18,612
Realized gain (loss) on investments	118,373	57,635	2,124,748	(2,191,175)	12,043,523	9,063,140
Change in net unrealized appreciation (depreciation) on investments	(1,451,050)	(182,155)	(5,071,568)	(3,978,570)	(8,649,585)	(4,724,564)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(361,745)	292,523	(1,956,304)	(4,676,018)	3,406,158	4,357,188
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,926	1,594,078	2,915,430	2,878,303	2,093,008	2,077,144
Transfers between variable and fixed accounts, net	10,867,837	20,719,817	(1,249,558)	(1,259,565)	(5,169,991)	(699,967)
Policy maintenance charges	(2,255,521)	(721,546)	(1,966,491)	(2,188,214)	(1,548,652)	(1,580,443)
Policy benefits and terminations	(541,015)	(183,311)	(1,805,088)	(3,920,749)	(1,363,408)	(2,295,804)
Policy loans and loan repayments (1)	(56,678)	(100,534)	(184,130)	149,771	40,258	205,221
Other (1)	6,009	556	15,457	11,837	11,253	8,037
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	12,658,558	21,309,060	(2,274,380)	(4,328,617)	(5,937,532)	(2,285,812)
NET INCREASE (DECREASE) IN NET ASSETS	12,296,813	21,601,583	(4,230,684)	(9,004,635)	(2,531,374)	2,071,376
NET ASSETS
Beginning of Year	22,747,259	1,145,676	60,125,408	69,130,043	45,824,116	43,752,740
End of Year	$35,044,072	$22,747,259	$55,894,724	$60,125,408	$43,292,742	$45,824,116

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$374,475	$291,217	$-	$-
Realized gain (loss) on investments	7,661,949	6,768,261	3,355,759	3,660,425	(924,894)	3,590,528
Change in net unrealized appreciation (depreciation) on investments	(11,027,108)	(870,355)	(4,009,947)	(1,720,106)	549,689	(4,507,545)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,365,159)	5,897,906	(279,713)	2,231,536	(375,205)	(917,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,108,775	1,975,132	1,368,016	1,405,403	1,099,866	655,687
Transfers between variable and fixed accounts, net	224,628	(1,158,607)	1,813,420	996,321	(522,524)	(350,525)
Policy maintenance charges	(1,751,305)	(1,677,532)	(1,043,020)	(1,018,776)	(675,303)	(472,542)
Policy benefits and terminations	(1,237,512)	(2,986,748)	(696,727)	(724,432)	(550,541)	(333,544)
Policy loans and loan repayments (1)	(53,238)	(105,245)	27,674	194,478	52,756	74,316
Other (1)	17,037	2,103	10,608	19,867	3,657	8,600
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(691,615)	(3,950,897)	1,479,971	872,861	(592,089)	(418,008)
NET INCREASE (DECREASE) IN NET ASSETS	(4,056,774)	1,947,009	1,200,258	3,104,397	(967,294)	(1,335,025)
NET ASSETS
Beginning of Year	52,663,852	50,716,843	25,795,156	22,690,759	11,996,985	13,332,010
End of Year	$48,607,078	$52,663,852	$26,995,414	$25,795,156	$11,029,691	$11,996,985

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class (1)		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$538,119	$311,881	$1,550		$1,694	$838
Realized gain (loss) on investments	2,391,076	1,503,277	11,390		38,298	5,444
Change in net unrealized appreciation (depreciation) on investments	(4,904,619)	(65,314)	(7,026)		(35,805)	11,461
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,975,424)	1,749,844	5,914		4,187	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,318	733,633	28,561		19,414	13,054
Transfers between variable and fixed accounts, net	(2,489,394)	1,284,056	481,012		53,966	77,566
Policy maintenance charges	(630,708)	(552,942)	(14,574)		(13,204)	(7,951)
Policy benefits and terminations	(426,243)	(262,149)	-		-	(9,704)
Policy loans and loan repayments (2)	(118,440)	(123,646)	-		750	(565)
Other (2)	2,170	(144)	(513)		59	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,871,297)	1,078,808	494,486		60,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	(4,846,721)	2,828,652	500,400		65,172	90,143
NET ASSETS
Beginning of Year or Period	16,373,224	13,544,572	-		228,506	138,363
End of Year or Period	$11,526,503	$16,373,224	$500,400		$293,678	$228,506

			PIMCO Global
	Oppenheimer Global		Multi-Asset Managed		Royce Micro-Cap
	Fund/VA Service Shares		Allocation - Advisor Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$96,821	$146,784	$-	$-
Realized gain (loss) on investments	348,614	159,302	(69,150)	(156,337)	110,284	194,768
Change in net unrealized appreciation (depreciation) on investments	(481,187)	(128,203)	(42,335)	305,945	(341,751)	(269,842)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,392)	55,734	(14,664)	296,392	(231,467)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,804	267,961	400,953	517,867	159,458	147,913
Transfers between variable and fixed accounts, net	4,245,681	2,004,584	2,856	(1,561,769)	129,724	(63,076)
Policy maintenance charges	(231,036)	(127,520)	(397,988)	(415,425)	(99,246)	(95,970)
Policy benefits and terminations	(166,876)	(135,286)	(177,484)	(236,010)	(30,809)	(31,264)
Policy loans and loan repayments (2)	(41,886)	3,570	(7,213)	(8,519)	(10,938)	(51,717)
Other (2)	2,333	3,353	1,472	228	(102)	642
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,201,020	2,016,662	(177,404)	(1,703,628)	148,087	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	4,123,628	2,072,396	(192,068)	(1,407,236)	(83,380)	(168,546)
NET ASSETS
Beginning of Year	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year	$7,351,953	$3,228,325	$5,590,106	$5,782,174	$1,764,256	$1,847,636

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$847,925	$903,030	$11,522	$49,483
Realized gain (loss) on investments	3,278,239	2,203,129	2,516,447	7,486,949	(5,581,637)	446,759
Change in net unrealized appreciation (depreciation) on investments	3,313,467	2,608,564	(7,175,330)	(4,551,020)	(8,884,304)	(10,352,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,591,706	4,811,693	(3,810,958)	3,838,959	(14,454,419)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,645,243	3,446,862	4,208,765	3,480,695	2,452,897	2,495,416
Transfers between variable and fixed accounts, net	5,438,509	6,565,992	1,458,268	(9,827,339)	(174,020)	(2,776,971)
Policy maintenance charges	(3,180,936)	(2,384,935)	(2,478,465)	(2,418,469)	(1,675,689)	(2,057,519)
Policy benefits and terminations	(1,730,101)	(1,120,652)	(1,386,731)	(3,731,502)	(1,359,507)	(1,983,165)
Policy loans and loan repayments (1)	(295,421)	(116,630)	(141,001)	(7,159)	(39,250)	(96,736)
Other (1)	14,536	15,206	12,674	10,297	30,488	22,232
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,891,830	6,405,843	1,673,510	(12,493,477)	(765,081)	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	11,483,536	11,217,536	(2,137,448)	(8,654,518)	(15,219,500)	(14,252,931)
NET ASSETS
Beginning of Year	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year	$73,056,638	$61,573,102	$51,571,240	$53,708,688	$26,566,678	$41,786,178

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-12/31/2015	$9.72	34,481	$335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2015	$14.96	3,982,935	$59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
2015	$10.35	291,820	$3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2015	$10.70	1,221,751	$13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
2015	$60.90	1,229,387	$74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
2015	$55.89	1,549,397	$86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
2015	$10.23	172,565	$1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
2015	$64.75	3,983,159	$257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
2015	$12.72	5,175,943	$65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	331,740	$3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
2015	$18.84	2,641,820	$49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%)

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Dividend Growth
2015	$23.24	2,576,943	$59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
2015	$92.20	6,492,170	$598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
2015	$24.49	1,219,366	$29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
Growth
2015	$79.06	2,413,775	$190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%)
Large-Cap Growth
2015	$13.66	3,623,966	$49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
2015	$26.51	4,134,769	$109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	729,210	$12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%)
Main Street Core
2015	$90.07	2,018,936	$181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
2015	$38.15	2,499,895	$95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%)
Mid-Cap Growth
2015	$15.54	2,796,056	$43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	352,002	$9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%)

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Equity
2015	$23.87	714,514	$17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%)
Small-Cap Growth
2015	$20.69	1,043,414	$21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$30.23	6,366,800	$192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	1,525,317	$58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
2015	$12.71	237,150	$3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2015	$35.67	2,898,732	$103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%)
International Large-Cap
2015	$15.04	9,068,039	$136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%)
International Small-Cap
2015	$12.77	1,789,652	$22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%)
International Value
2015	$25.94	4,867,175	$126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%)
Health Sciences
2015	$51.74	1,342,279	$69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
2015	$63.27	1,405,768	$88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Technology
2015	$9.62	1,789,241	$17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
Absolute Return (4)
06/05/2015-12/31/2015	$9.65	4,081	$39,364	0.00%	0.00%	(2.70%)
Currency Strategies
2015	$10.54	47,174	$497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Equity Long/Short (4)
05/14/2015-12/31/2015	$11.60	453,903	$5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2015	$10.48	299,988	$3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2015	$16.20	325,544	$5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	1,355,447	$24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
2015	$19.66	1,407,429	$27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%)
Portfolio Optimization Conservative
2015	$11.67	1,409,870	$16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	3,984,749	$48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%)
Portfolio Optimization Moderate
2015	$12.48	17,370,619	$216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%)
Portfolio Optimization Growth
2015	$12.82	23,509,394	$301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	9,924,465	$127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
2015	$12.12	1,459,843	$17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2015	$15.79	645,029	$10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015-12/31/2015	$22.27	1,284,667	$28,611,778	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015-12/31/2015	$22.63	2,624,363	$59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015-12/31/2015	$20.16	3,216,948	$64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$18.38	1,128,066	$20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
BlackRock Global Allocation V.I. Class III
2015	$19.37	2,967,748	$57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-12/31/2015	$9.45	36,525	$345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-12/31/2015	$9.28	8,208	$76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-12/31/2015	$9.79	7,130	$69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-12/31/2015	$8.85	15,973	$141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2015	$11.60	28,744	$333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2015	$22.61	2,375,038	$53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
Fidelity VIP Freedom 2010 Service Class 2
2015	$13.49	130,571	$1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
Fidelity VIP Freedom 2015 Service Class 2
2015	$13.37	148,567	$1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	583,650	$7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	645,860	$8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	689,894	$8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	241,330	$3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2015	$13.66	186,129	$2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
2015	$12.85	127,155	$1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Growth Service Class 2
2015	$22.17	332,587	$7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$23.62	1,513,887	$35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	21,920,422	$219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$19.35	304,470	$5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	1,447,786	$16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2015	$11.86	3,133,530	$37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	175,726	$2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	533,026	$10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	1,576,129	$14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
Lazard Retirement Global Dynamic Multi Asset Service Class
2015	$10.13	85,433	$865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	95,010	$1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	987,201	$20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	655,123	$11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-12/31/2015	$9.09	13,290	$120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	184,261	$1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2015	$14.82	413,212	$6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	343,590	$5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
Lord Abbett Total Return Class VC
2015	$10.25	3,418,774	$35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2015	$32.20	1,736,068	$55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$45.91	943,079	$43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
III
2015	$66.40	732,052	$48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
V
2015	$24.86	1,086,046	$26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	624,822	$11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	794,088	$11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class (4)
07/13/2015-12/31/2015	$9.72	51,469	$500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2015	$13.27	22,139	$293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	602,661	$7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	584,822	$5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
2015	$11.08	159,296	$1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
T. Rowe Price Blue Chip Growth - II
2015	$25.27	2,891,214	$73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$17.22	2,995,626	$51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Van Eck VIP Global Hard Assets Initial Class
2015	$14.64	1,815,250	$26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following twelve Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Core Income	May 5, 2015	BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

American Funds IS Growth Fund Class 4	October 30, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

American Funds IS Growth-Income Fund Class 4	October 30, 2015	MFS Value Series - Service Class	July 13, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

  5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$463,367	$123,663
Diversified Bond	22,284,443	5,637,599
Floating Rate Income	2,760,323	2,194,060
Floating Rate Loan	1,745,606	3,618,238
High Yield Bond	12,509,561	22,885,346
Inflation Managed	4,677,097	11,394,915
Inflation Strategy	1,254,587	782,844
Managed Bond	8,993,768	32,141,549
Short Duration Bond	14,018,182	15,634,250
Emerging Markets Debt	1,306,313	1,651,546
Comstock	4,747,536	6,511,639
Dividend Growth	7,720,811	5,686,903
Equity Index	51,559,707	50,610,718
Focused Growth	7,269,078	6,436,945
Growth	6,329,953	22,500,892
Large-Cap Growth	6,821,192	6,375,000
Large-Cap Value	5,415,012	15,649,916
Long/Short Large-Cap	2,628,435	3,900,603
Main Street Core	6,121,730	18,226,844
Mid-Cap Equity	1,381,547	9,641,570
Mid-Cap Growth	2,878,244	6,238,968
Mid-Cap Value	3,170,678	6,404,160
Small-Cap Equity	2,076,043	2,401,226
Small-Cap Growth	-	4,813,451
Small-Cap Index	14,583,546	28,038,961
Small-Cap Value	6,640,377	11,511,587
Value Advantage	667,089	3,501,723
Emerging Markets	12,680,465	19,175,704
International Large-Cap	16,405,147	15,563,178
International Small-Cap	10,119,783	2,566,894
International Value	10,358,929	10,713,317
Health Sciences	12,535,010	12,845,862
Real Estate	15,368,048	33,692,217
Technology	4,474,858	2,877,728
Absolute Return (1)	57,030	16,926
Currency Strategies	223,022	233,215
Equity Long/Short (1)	5,312,545	16,778
Global Absolute Return	2,099,018	415,608
Pacific Dynamix - Conservative Growth	1,544,977	1,053,905
Pacific Dynamix - Moderate Growth	4,289,016	1,399,269
Pacific Dynamix - Growth	6,915,553	2,312,881
Portfolio Optimization Conservative	2,226,822	4,969,772
Portfolio Optimization Moderate-Conservative	3,851,270	4,327,140
Portfolio Optimization Moderate	10,896,695	28,381,156
Portfolio Optimization Growth	12,098,313	20,427,842
Portfolio Optimization Aggressive-Growth	10,485,104	11,118,613
Invesco V.I. International Growth Series II	11,239,633	1,589,789
American Century VP Mid Cap Value Class II	3,053,620	2,108,939
American Funds IS Asset Allocation Fund Class 4 (1)	30,225,932	771,409
American Funds IS Growth Fund Class 4 (1)	61,051,059	897,690
American Funds IS Growth-Income Fund Class 4 (1)	67,654,212	807,595
BlackRock Basic Value V.I. Class III	7,324,729	5,049,706
BlackRock Global Allocation V.I. Class III	8,678,165	6,142,846
BlackRock iShares Alternative Strategies V.I. Class I (1)	382,040	22,666

Variable Accounts	Purchases	Sales
BlackRock iShares Dynamic Allocation V.I. Class I (1)	$87,302	$6,419
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	89,025	17,021
BlackRock iShares Equity Appreciation V.I. Class I (1)	153,914	3,668
Dreyfus Appreciation Service Shares	194,270	131,305
Fidelity VIP Contrafund Service Class 2	10,030,366	9,718,543
Fidelity VIP Freedom 2010 Service Class 2	983,237	140,726
Fidelity VIP Freedom 2015 Service Class 2	411,521	560,399
Fidelity VIP Freedom 2020 Service Class 2	1,161,614	2,069,969
Fidelity VIP Freedom 2025 Service Class 2	3,125,429	1,991,190
Fidelity VIP Freedom 2030 Service Class 2	1,439,579	1,101,804
Fidelity VIP Freedom 2035 Service Class 2	1,047,701	302,165
Fidelity VIP Freedom 2045 Service Class 2	1,456,924	169,954
Fidelity VIP Freedom Income Service Class 2	447,137	236,684
Fidelity VIP Growth Service Class 2	1,962,365	3,445,402
Fidelity VIP Mid Cap Service Class 2	6,270,495	4,184,514
Fidelity VIP Government Money Market Service Class	140,424,285	91,403,047
Fidelity VIP Value Strategies Service Class 2	1,607,785	1,471,023
Templeton Foreign VIP Class 2	7,343,460	4,266,563
Templeton Global Bond VIP Class 2	6,926,041	6,781,218
GE Investments Total Return Class 3	731,960	297,694
Janus Aspen Series Enterprise Service Shares	8,021,976	3,088,679
Janus Aspen Series Overseas Service Shares	3,882,960	4,986,994
Lazard Retirement Global Dynamic Multi Asset Service Class	623,612	128,258
Lazard Retirement U.S. Strategic Equity Service Class	460,492	2,022,338
ClearBridge Variable Aggressive Growth - Class II	10,100,015	3,168,411
ClearBridge Variable Mid Cap Core - Class II	5,190,053	16,571,414
Western Asset Variable Global High Yield Bond - Class II (1)	152,734	18,881
Lord Abbett Bond Debenture Class VC	1,903,504	664,119
Lord Abbett Developing Growth Class VC	5,318,802	3,312,541
Lord Abbett Fundamental Equity Class VC	870,439	2,204,650
Lord Abbett Total Return Class VC	20,628,152	6,948,218
I	7,633,480	8,917,349
II	9,569,650	8,162,837
III	8,946,235	4,059,439
V	7,428,262	3,166,717
MFS New Discovery Series - Service Class	6,510,932	6,617,946
MFS Utilities Series - Service Class	5,590,830	6,979,544
MFS Value Series - Service Class (1)	895,597	395,191
Neuberger Berman Socially Responsive I Class	157,736	68,269
Oppenheimer Global Fund/VA Service Shares	5,406,382	810,247
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	991,821	1,072,397
Royce Micro-Cap Service Class	546,668	292,050
T.Rowe Price Blue Chip Growth - II	12,883,728	7,991,879
T.Rowe Price Equity Income - II	8,033,014	4,347,293
Van Eck VIP Global Hard Assets Initial Class	9,215,295	9,968,857

  (1) Operations commenced during 2015.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on SA-2, SA-3, and SA-4 were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	44,437	(9,956)	34,481
Diversified Bond	1,744,310	(641,983)	1,102,327	2,235,807	(740,158)	1,495,649
Floating Rate Income	271,730	(216,064)	55,666	391,924	(264,453)	127,471
Floating Rate Loan	243,036	(414,534)	(171,498)	623,567	(1,193,952)	(570,385)
High Yield Bond	538,081	(697,298)	(159,217)	569,468	(639,211)	(69,743)
Inflation Managed	224,152	(339,354)	(115,202)	372,474	(571,006)	(198,532)
Inflation Strategy	127,404	(83,372)	44,032	238,563	(245,770)	(7,207)
Managed Bond	651,197	(1,005,944)	(354,747)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	1,595,355	(1,721,758)	(126,403)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	141,459	(180,089)	(38,630)	146,310	(76,524)	69,786
Comstock	495,237	(580,118)	(84,881)	1,056,661	(909,214)	147,447
Dividend Growth	500,101	(411,571)	88,530	641,647	(762,568)	(120,921)
Equity Index	1,202,608	(1,197,963)	4,645	1,376,267	(1,388,187)	(11,920)
Focused Growth	422,986	(390,255)	32,731	234,143	(292,376)	(58,233)
Growth	230,606	(442,511)	(211,905)	266,040	(568,839)	(302,799)
Large-Cap Growth	793,337	(756,590)	36,747	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	535,256	(913,340)	(378,084)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	213,257	(287,987)	(74,730)	302,773	(192,134)	110,639
Main Street Core	189,226	(326,305)	(137,079)	416,629	(599,987)	(183,358)
Mid-Cap Equity	170,199	(383,612)	(213,413)	467,676	(772,951)	(305,275)
Mid-Cap Growth	411,957	(610,588)	(198,631)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	160,177	(276,545)	(116,368)	413,328	(443,554)	(30,226)
Small-Cap Equity	157,988	(170,644)	(12,656)	314,064	(238,570)	75,494
Small-Cap Growth	74	(210,197)	(210,123)	94,811	(595,245)	(500,434)
Small-Cap Index	876,061	(1,306,741)	(430,680)	952,895	(1,559,196)	(606,301)
Small-Cap Value	298,850	(422,632)	(123,782)	414,611	(565,826)	(151,215)
Value Advantage	55,337	(270,248)	(214,911)	464,488	(22,358)	442,130
Emerging Markets	635,665	(824,359)	(188,694)	990,350	(1,154,395)	(164,045)
International Large-Cap	2,138,251	(2,118,765)	19,486	1,864,641	(2,754,780)	(890,139)
International Small-Cap	984,028	(393,238)	590,790	693,203	(489,062)	204,141
International Value	840,830	(853,836)	(13,006)	842,194	(962,853)	(120,659)
Health Sciences	390,586	(406,717)	(16,131)	421,651	(384,142)	37,509
Real Estate	444,722	(728,342)	(283,620)	563,724	(720,198)	(156,474)
Technology	568,103	(412,009)	156,094	822,490	(878,326)	(55,836)
Absolute Return (1)	4,220	(139)	4,081
Currency Strategies	24,299	(25,414)	(1,115)	44,674	(7,471)	37,203
Equity Long/Short (1)	455,851	(1,948)	453,903
Global Absolute Return	207,926	(47,604)	160,322	49,957	(12,354)	37,603
Pacific Dynamix - Conservative Growth	104,836	(75,282)	29,554	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	321,064	(163,577)	157,487	535,446	(143,088)	392,358
Pacific Dynamix - Growth	416,600	(188,021)	228,579	446,306	(197,969)	248,337
Portfolio Optimization Conservative	236,771	(468,576)	(231,805)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	468,492	(504,550)	(36,058)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,840,017	(3,238,377)	(1,398,360)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	2,429,278	(3,057,288)	(628,010)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	1,222,344	(1,278,957)	(56,613)	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	973,009	(244,542)	728,467	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	201,406	(181,047)	20,359	302,413	(213,248)	89,165
American Funds IS Asset Allocation Fund Class 4 (1)	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	3,307,342	(90,394)	3,216,948

SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I. Class III	349,209	(377,755)	(28,546)	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	485,769	(569,879)	(84,110)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	14,841	(12,118)	2,723	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	368,153	(601,936)	(233,783)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	72,897	(12,051)	60,846	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	31,918	(45,605)	(13,687)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	84,855	(164,153)	(79,298)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	194,610	(129,615)	64,995	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	120,367	(109,389)	10,978	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	82,458	(33,736)	48,722	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	118,158	(30,375)	87,783	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	38,931	(24,995)	13,936	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	92,329	(175,307)	(82,978)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	145,511	(252,332)	(106,821)	187,363	(275,771)	(88,408)
Fidelity VIP Government Money Market Service Class (2)	29,850,316	(24,950,975)	4,899,341	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	93,385	(91,466)	1,919	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	590,422	(415,867)	174,555	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	543,227	(793,358)	(250,131)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	48,224	(25,286)	22,938	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	404,163	(212,950)	191,213	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	507,344	(681,437)	(174,093)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (2)	61,115	(14,909)	46,206	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	31,276	(142,292)	(111,016)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	511,103	(285,578)	225,525	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	328,177	(1,015,615)	(687,438)	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC (2)	187,397	(75,793)	111,604	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	358,580	(245,255)	113,325	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	46,845	(161,491)	(114,646)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	2,332,502	(1,118,329)	1,214,173	2,228,067	(141,251)	2,086,816
I	384,183	(441,977)	(57,794)	397,392	(520,489)	(123,097)
II	200,476	(332,520)	(132,044)	279,937	(336,173)	(56,236)
III	115,928	(124,832)	(8,904)	102,730	(163,950)	(61,220)
V	426,482	(371,372)	55,110	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	430,584	(470,800)	(40,216)	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	304,244	(471,691)	(167,447)	384,955	(318,000)	66,955
MFS Value Series - Service Class (1)	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	10,360	(5,367)	4,993	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	431,693	(103,386)	328,307	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	120,156	(138,683)	(18,527)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	45,013	(31,502)	13,511	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	875,919	(684,564)	191,355	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	622,030	(524,527)	97,503	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	704,174	(789,163)	(84,989)	540,640	(701,995)	(161,355)

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

SA-47

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2015 and 2014 and

for the years ended December 31, 2015, 2014 and 2013

and Independent Auditors’ Report

PL-1

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2016

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,

(In Millions)	2015	2014
ASSETS

Investments:

Fixed maturity securities available for sale, at estimated fair value	$38,725	$35,662

Equity securities available for sale, at estimated fair value	88	131

Fair value option securities	536	563

Mortgage loans (includes VIE assets of $1,800 and $750)	11,092	9,327

Policy loans	7,331	7,234

Other investments (includes VIE assets of $197 and $118)	2,024	1,905
TOTAL INVESTMENTS	59,796	54,822

Cash and cash equivalents (includes VIE assets of $7 and $7)	1,845	3,220

Restricted cash (includes VIE assets of $117 and $123)	265	266

Deferred policy acquisition costs	4,719	4,742

Aircraft, net (includes VIE assets of $713 and $869)	8,307	7,817

Other assets (includes VIE assets of $32 and $30)	3,229	2,985

Separate account assets	56,974	60,625

TOTAL ASSETS	$135,135	$134,477

LIABILITIES AND EQUITY

Liabilities:

Policyholder account balances	$41,359	$39,169

Future policy benefits	14,088	13,200

Debt (includes VIE debt of $1,813 and $1,079)	9,590	8,331

Other liabilities (includes VIE liabilities of $165 and $201)	3,438	3,410

Separate account liabilities	56,974	60,625
TOTAL LIABILITIES	125,449	124,735

Commitments and contingencies (Note 18)

Stockholder’s Equity:

Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30

Paid-in capital	1,012	982

Retained earnings	7,868	7,264

Accumulated other comprehensive income	688	1,362
Total Stockholder’s Equity	9,598	9,638

Noncontrolling interests	88	104
TOTAL EQUITY	9,686	9,742

TOTAL LIABILITIES AND EQUITY	$135,135	$134,477

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,

(In Millions)	2015	2014	2013
REVENUES

Policy fees and insurance premiums	$4,179	$3,414	$3,365

Net investment income	2,557	2,408	2,290

Net realized investment gain (loss)	234	(597)	586

OTTI, consisting of $102, $28 and $33 in total, net of $6, $4 and $6 recognized in OCI	(96)	(24)	(27)

Investment advisory fees	353	376	351

Aircraft leasing revenue	833	796	736

Other income	260	259	253
TOTAL REVENUES	8,320	6,632	7,554

BENEFITS AND EXPENSES

Policy benefits paid or provided	3,249	2,650	2,366

Interest credited to policyholder account balances	1,250	1,203	1,248

Commission expenses	1,200	398	1,354

Operating and other expenses	1,870	1,759	1,784
TOTAL BENEFITS AND EXPENSES	7,569	6,010	6,752

INCOME BEFORE PROVISION FOR INCOME TAXES	751	622	802

Provision for income taxes	149	102	131

Net income	602	520	671

Less: net (income) loss attributable to noncontrolling interests	2	3	(19)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$604	$523	$652

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,

(In Millions)	2015	2014	2013

NET INCOME	$602	$520	$671

Other comprehensive income (loss), net of tax:

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:

Unrealized holding gain (loss) arising during period	(710)	525	(754)

Reclassification adjustment for (gain) loss included in net income	41	(16)	(42)
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	(669)	509	(796)

Other, net	(5)	(5)	6

Other comprehensive income (loss)	(674)	504	(790)

Comprehensive income (loss)	(72)	1,024	(119)

Less: comprehensive (income) loss attributable to noncontrolling interests	2	3	(19)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	($70)	$1,027	($138)

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income (Loss)
(In Millions)	Common Stock	Paid-in Capital	Retained Earnings	Gain (Loss) On Derivatives and Unrealized Gain (Loss) On Securities Available for Sale, Net	Other, Net	Total Stockholder’s Equity	Noncontrolling Interests	Total Equity
BALANCES, JANUARY 1, 2013	$30	$982	$6,489	$1,661	($13)	$9,149	$419	$9,568

Comprehensive income (loss):

Net income			652			652	19	671

Other comprehensive loss				(796)	6	(790)		(790)

Total comprehensive income (loss)						(138)	19	(119)

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							(21)	(21)

Deconsolidation of VIEs							(380)	(380)
BALANCES, DECEMBER 31, 2013	30	982	6,941	865	(7)	8,811	37	8,848

Comprehensive income (loss):

Net income (loss)			523			523	(3)	520

Other comprehensive income (loss)				509	(5)	504		504

Total comprehensive income (loss)						1,027	(3)	1,024

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							70	70
BALANCES, DECEMBER 31, 2014	30	982	7,264	1,374	(12)	9,638	104	9,742

Comprehensive loss:

Net income (loss)			604			604	(2)	602

Other comprehensive loss				(669)	(5)	(674)		(674)

Total comprehensive loss						(70)	(2)	(72)

Assumption of noncontrolling interest (Note 7)		30				30	(30)	-

Change in equity of noncontrolling interests							16	16

BALANCES, DECEMBER 31, 2015	$30	$1,012	$7,868	$705	($17)	$9,598	$88	$9,686

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$602	$520	$671

Adjustments to reconcile net income to net cash provided by operating activities:

Net accretion on fixed maturity securities	(70)	(85)	(82)

Depreciation and amortization	466	450	438

Deferred income taxes	113	55	118

Net realized investment (gain) loss	(234)	597	(586)

Other than temporary impairments	96	24	27

Net change in deferred policy acquisition costs	290	(622)	352

Interest credited to policyholder account balances	1,250	1,203	1,248

Net change in future policy benefits	1,274	1,789	1,069

Other operating activities, net	348	(98)	223
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,135	3,833	3,478

CASH FLOWS FROM INVESTING ACTIVITIES

Fixed maturity and equity securities available for sale:

Purchases	(7,340)	(5,638)	(5,909)

Sales	552	1,535	1,279

Maturities and repayments	2,120	2,410	2,640

Purchases of fair value option securities		(498)

Repayments of mortgage loans	863	917	602

Fundings of mortgage loans and real estate	(1,750)	(1,243)	(1,345)

Funding of CMBS VIE mortgage loan	(1,050)	(750)

Proceeds from sale of real estate	3		405

Net change in policy loans	(97)	(79)	(157)

Terminations of derivative instruments, net	159	9	(35)

Proceeds from nonhedging derivative settlements	135	64	86

Payments for nonhedging derivative settlements	(295)	(344)	(628)

Net change in cash collateral received or pledged	(68)	131	(136)

Purchases of and advance payments on aircraft	(1,306)	(1,068)	(1,143)

Proceeds from sale of aircraft	168	266	380

Other investing activities, net	129	323	44
NET CASH USED IN INVESTING ACTIVITIES	(7,777)	(3,965)	(3,917)
(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES

Policyholder account balances:

Deposits	$6,075	$5,900	$6,223

Withdrawals	(5,419)	(4,957)	(5,894)

Net change in short-term debt	227	248	(272)

Issuance of long-term debt	1,041	147	1,661

Issuance of CMBS VIE debt	845	676

Partial retirement of surplus notes			(478)

Payments of long-term debt	(828)	(532)	(836)

Dividend to parent		(200)	(200)

Other financing activities, net	326	70	(21)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,267	1,352	183

Net change in cash and cash equivalents	(1,375)	1,220	(256)

Cash and cash equivalents, beginning of year	3,220	2,000	2,256

CASH AND CASH EQUIVALENTS, END OF YEAR	$1,845	$3,220	$2,000

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Income taxes paid (received), net	($99)	($250)	$160

Interest paid	$376	$324	$294

See Notes to Consolidated Financial Statements

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Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2). These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop. Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•	The fair value of investments in the absence of quoted market values

•	Other than temporary impairment (OTTI) losses of investments

•	Application of the consolidation rules to certain investments

•	The fair value of and accounting for derivatives

•	Aircraft valuation and impairment

•	The capitalization and amortization of deferred policy acquisition costs (DAC)

•	The liability for future policyholder benefits

•	Income taxes

•	Reinsurance transactions

•	Litigation and other contingencies

Certain reclassifications have been made to the 2014 and 2013 consolidated financial statements to conform to the 2015 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2015 through March 8, 2016, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI). Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method. For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

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Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives. Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired. If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security. If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings. If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows. In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value. Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities. The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain (loss). This accounting treatment will provide a partial offset to the impact of interest rate movements.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs. Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan. The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan. Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan. When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

PL-10

Other investments primarily consist of investments in partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds). Investments in partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4). As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager. The changes in estimated fair value for these assets are recognized in net investment income. Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI. Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain (loss).

Real estate investments are carried at depreciated cost, net of write-downs. For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits. The amortization of the original investment and the tax credits are recorded in the provision for income taxes.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value. If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain (loss). If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain (loss). The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis. For derivatives that are hedging securities, these amounts are included in net investment income. For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses. For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain (loss) on an accrual basis. Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain (loss), interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings. Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date. Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC. DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract. However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

PL-11

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts. Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization. DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves. DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance. Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins. The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.75% depending on the product. A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period. In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization. All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation. Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications. Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft. Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement. The Company evaluates carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable. The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired. Goodwill is included in other assets and decreased to $63 million as of December 31, 2015 from $101 million as of December 31, 2014 due to the sale of the Pacific Global Advisors LLC pension advisory business during 2015. There were no goodwill impairments recognized during the years ended December 31, 2015, 2014 and 2013.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements and guaranteed interest contracts (GICs), are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments. Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate. Interest credited to these contracts ranged from 0.2% to 9.1%.

PL-12

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses. Interest rates used in establishing such liabilities ranged from 0.9% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions. If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10). All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as an unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC. Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities. Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue. Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations. Interest rate assumptions ranged from 3.0% to 9.3%. Future dividends for participating business are provided for in the liability for future policy benefits. Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses. The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2015 and 2014, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits. Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, provide additional capacity for future growth and also assumes reinsurance agreements. As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company. The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

Reinsurance accounting is utilized for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue and benefit and expense accounts. Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage. Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities. Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.

PL-13

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue. Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR. The timing of policy fee revenue recognition is determined based on the nature of the fees. Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust (formerly known as Pacific Life Funds), the investment vehicle for the Company’s mutual fund products and other funds. These fees are based upon the net asset value of the underlying portfolios and are recorded as earned. Related subadvisory expense is included in operating and other expenses.

Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses. The aircraft leases require payment in U.S. dollars. Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements. The Company has capital leases in the amount of $100 million and $50 million as of December 31, 2015 and 2014, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years. Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses. Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement. Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary. Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years. For this reason, the Company’s life insurance companies meeting this criterion file separate Federal income tax returns. Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis. A loss is recorded if probable and reasonably estimable. The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses. The Company does not record gain contingencies.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts. Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds. A

PL-14

separate account liability is recorded equal to the amount of separate account assets. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows. Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, which modifies the Accounting Standards Codification’s (Codification) Fair Value Measurement Topic. This ASU requires a reporting entity to exclude any investments for which fair value is measured using net asset value (NAV) as a practical expedient from the fair value hierarchy disclosures. In 2015, the Company early adopted this ASU and applied it retrospectively. This guidance only impacted financial statement disclosures (Note 12) and had no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, which modifies the Codification’s Comprehensive Income Topic. This ASU requires enhanced reporting of amounts reclassified out of accumulated other comprehensive income (AOCI) either on the face of the consolidated financial statements or in the notes to the consolidated financial statements. Nonpublic entities are required to report the effects of reclassifications on net income for annual reporting periods and to report information about the amounts reclassified out of AOCI by component for each reporting period for interim and annual reporting periods. The Company adopted this ASU in 2014 and has included the required annual disclosure in Note 13.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented in the statement of financial condition as a direct deduction from the associated debt liability. The guidance in the new standard is limited to the presentation of debt issuance costs and does not affect the recognition and measurement of debt issuance costs. The Company will adopt this ASU retrospectively on January 1, 2016 and adoption will result in a change in presentation of these costs on the consolidated statements of financial condition. Adoption in 2016 will result in a decrease to other assets and debt of $84 million for December 31, 2015.

In February 2015, the FASB issued ASU 2015-02, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain legal entities. All legal entities with which the Company is involved are subject to reevaluation under the revised consolidation model. The amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, and affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. The Company will adopt this ASU retrospectively on January 1, 2016. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, which clarifies the principles for recognizing revenue when it transfers promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled to in exchange for those goods and services. This ASU defines a five step process that identifies the various components of the revenue recognition process, identifying the performance obligation and when to recognize revenue when that performance obligation has been met. The Company will adopt this ASU retrospectively for the year ended December 31, 2018. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

PL-15

2.	STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic GIC reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP). The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees. This reserve amounted to $62 million and $61 million as of December 31, 2015 and 2014, respectively, and has been recorded by Pacific Life. The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors. As of December 31, 2015 and 2014, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $520 million, $635 million and $521 million for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus of Pacific Life was $7,762 million and $7,172 million as of December 31, 2015 and 2014, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities. As of December 31, 2015, Pacific Life’s total statutory reserve credit was $1,901 million, of which $1,249 million was supported by third-party letters of credit and note facilities. As of December 31, 2014, Pacific Life’s total statutory reserve credit was $1,702 million, of which $1,160 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits. Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska. Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031. The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont. The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting. As of December 31, 2015, the letter of credit amounted to $680 million and was held in a trust with Pacific Life as beneficiary. PAR Vermont admitted $677 million and $619 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $400 million. This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC. Through this facility, PBRC issued a surplus note with a maturity date of December 2043 and received a note receivable in return with a maturity date of December 2038. The note receivable is credit enhanced by a highly rated third-party reinsurer for 20 years with a five year extension. The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting. As of December 31, 2015 and 2014, the note receivable amounted to $159 million and $111 million, respectively, and was held in a trust with Pacific Life as beneficiary. PBRC admitted $159 million and $111 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

PL-16

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp. The underlying reinsurance is comprised of coinsurance and YRT treaties. Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement). The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles. The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $413 million letter of credit issued to PLRB by highly rated third-party banks for the benefit of Pacific Life, which expires August 26, 2016. In connection with the acquisition and reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement and has also agreed to honor PLRB’s obligations to the letter of credit provider in the event of default.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance. PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life. Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis. On December 1, 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter. PARC is a wholly owned subsidiary of Pacific LifeCorp.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2015 and 2014, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp. Based on these restrictions and 2015 statutory results, Pacific Life could pay $608 million in dividends in 2016 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement. Pacific Life did not pay any dividends to Pacific LifeCorp during the year ended December 31, 2015. During the years ended December 31, 2014 and 2013, Pacific Life paid dividends to Pacific LifeCorp of $200 million each year.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2015 statutory results, PL&A could pay $39 million in dividends to Pacific Life in 2016 without prior regulatory approval. During the years ended December 31, 2015, 2014 and 2013, PL&A paid dividends to Pacific Life of $37 million, $35 million and $35 million, respectively.

PL-17

3.	CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997. The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $260 million and $265 million as of December 31, 2015 and 2014, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $268 million and $269 million as of December 31, 2015 and 2014, respectively. The net contribution to income from the Closed Block was zero, $3 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

4.	VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

The following table presents, as of December 31, 2015 and 2014, the consolidated assets and consolidated liabilities, which the Company has consolidated because it is the primary beneficiary:

	Consolidated VIEs
	Consolidated	Consolidated

	Assets	Liabilities

	(In Millions)
December 31, 2015:

Commercial mortgage-backed securities	$1,805	$1,525

Sponsored investment funds	204	10

Aircraft securitization	857	443

Total	$2,866	$1,978

December 31, 2014:

Commercial mortgage-backed securities	$750	$676

Sponsored investment funds	125	2

Aircraft securitization	1,022	602

Total	$1,897	$1,280

COMMERCIAL MORTGAGE-BACKED SECURITIES

Pacific Life has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE). The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs. The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $1,521 million and $676 million as of December 31, 2015 and 2014, respectively (included in CMBS VIE debt in Note 11).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers. Structured as limited partnerships, the Company has provided the initial cash and noncash investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history. Based on the design and operation of the limited partnership arrangements, the Company concluded that

PL-18

these legal entities are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary. It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of the limited partnerships. The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events. Short-term non-recourse debt consolidated by the Company was $10 million and $2 million as of December 31, 2015 and 2014, respectively (included in other VIE debt in Note 11). The line of credit has a $15 million borrowing capacity. The Company’s unfunded commitment to the limited partnerships was $75 million and $119 million as of December 31, 2015 and 2014, respectively.

AIRCRAFT SECURITIZATION

During 2005, Aviation Capital Group Corp., a wholly owned subsidiary of Pacific Life engaged in the acquisition and leasing of commercial aircraft (ACG), sponsored a financial asset securitization secured by aircraft. The transaction was classified as a VIE as the total equity investment at risk was insufficient to finance its activities without additional subordinated support. ACG receives ongoing compensation for its role as the remarketing and administrative agent and for various aircraft-related services.

ACG is the primary beneficiary of the securitization because it owns 100% of the equity and has a controlling financial interest in this VIE. As such, the securitization is included in the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $282 million and $401 million as of December 31, 2015 and 2014, respectively (included in ACG VIE debt in Note 11).

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary. The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities. Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Non-consolidated VIEs
		Maximum

	Carrying Amount	Exposure to Loss

	(In Millions)

December 31, 2015:

Fixed maturity securities	$56	$56

Mortgage loans	60	104

Other investments	847	1,316

Total	$963	$1,476

December 31, 2014:

Fixed maturity securities	$54	$54

Other investments	828	1,254

Total	$882	$1,308

FIXED MATURITY SECURITIES

The Company purchased primarily investment grade beneficial interests issued from bankruptcy-remote special purpose entities, which are collateralized by financial assets including corporate debt.

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

OTHER INVESTMENTS

The limited partnership investments include private equity funds and equity in real estate which are reported in other investments. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s equity investments in comparison to the original amount issued by the VIEs.

PL-19

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor. The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale. The Company’s maximum exposure to loss for these investments is limited to its carrying amount. See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

5.	DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$4,742	$4,214	$4,329

Additions:

Capitalized during the year	544	608	621

Amortization:

Allocated to commission expenses	(806)	15	(955)

Allocated to operating expenses	(28)	(1)	(18)

Total amortization	(834)	14	(973)

Allocated to OCI	267	(94)	237

Balance, December 31	$4,719	$4,742	$4,214

During the years ended December 31, 2015, 2014 and 2013, the Company revised certain assumptions utilized to develop EGPs for its products subject to DAC amortization. This resulted in an increase in DAC amortization expense of $51 million for the year ended December 31, 2015 and decreases in DAC amortization expense of $39 million and $43 million for the years ended December 31, 2014 and 2013, respectively. The revised EGPs also resulted in increased URR amortization of $27 million for the year ended December 31, 2015 and decreased URR amortization of $128 million and $6 million for the years ended December 31, 2014 and 2013, respectively.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$667	$597	$638

Deferred costs capitalized during the year	17	29	38

Amortization of deferred costs	(101)	41	(79)

Balance, December 31	$583	$667	$597

PL-20

6.	INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges. The net carrying amount of equity securities available for sale represents cost adjusted for OTTI. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2015:

U.S. Government	$49	$8		$57

Obligations of states and political subdivisions	815	125	$2	938

Foreign governments	546	52	6	592

Corporate securities	31,727	1,630	691	32,666

RMBS	2,490	115	49	2,556

CMBS	796	24	7	813

Collateralized debt obligations	55	10		65

Other asset-backed securities	993	57	12	1,038

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

Perpetual preferred securities	$84	$6	$4	$86

Other equity securities	1	1		2

Total equity securities	$85	$7	$4	$88

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2014:

U.S. Government	$47	$9		$56

Obligations of states and political subdivisions	853	164		1,017

Foreign governments	591	70	$2	659

Corporate securities	27,275	2,592	148	29,719

RMBS	2,597	150	43	2,704

CMBS	626	32	1	657

Collateralized debt obligations	54	16		70

Other asset-backed securities	717	64	1	780

Total fixed maturity securities	$32,760	$3,097	$195	$35,662

Perpetual preferred securities	$127	$7	$9	$125

Other equity securities	1	5		6

Total equity securities	$128	$12	$9	$131

PL-21

The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2015, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)

Due in one year or less	$1,416	$25	$5	$1,436

Due after one year through five years	6,555	446	71	6,930

Due after five years through ten years	14,485	389	385	14,489

Due after ten years	10,681	955	238	11,398

	33,137	1,815	699	34,253
Mortgage-backed and asset-backed securities	4,334	206	68	4,472

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

PL-22

The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater. Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2015:
Obligations of states and political subdivisions	3	$134	$2
Foreign governments	10	62	6
Corporate securities	989	10,785	691
RMBS	101	972	49
CMBS	17	273	7
Other asset-backed securities	60	533	12

Total fixed maturity securities	1,180	12,759	767

Perpetual preferred securities	4	18	4
Other investments	4	18	5

Total other investments	8	36	9

Total	1,188	$12,795	$776

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

	(In Millions)				(In Millions)
December 31, 2015:

Obligations of states and political subdivisions	3	$134	$2

Foreign governments	7	43	5	3	$19	$1

Corporate securities	831	9,473	413	158	1,312	278

RMBS	31	467	5	70	505	44

CMBS	17	273	7

Other asset-backed securities	57	527	10	3	6	2

Total fixed maturity securities	946	10,917	442	234	1,842	325

Perpetual preferred securities	2	9	1	2	9	3

Other investments	4	18	5

Total other investments	6	27	6	2	9	3

Total	952	$10,944	$448	236	$1,851	$328

PL-23

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2014:
Foreign governments	3	$18	$2
Corporate securities	412	3,493	148
RMBS	80	630	43
CMBS	10	91	1
Other asset-backed securities	12	60	1

Total fixed maturity securities	517	4,292	195

Perpetual preferred securities	4	36	9
Other investments	2	14	1

Total other investments	6	50	10

Total	523	$4,342	$205

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)			(In Millions)
December 31, 2014:

Foreign governments				3	$18	$2

Corporate securities	229	$1,512	$55	183	1,981	93

RMBS	26	193	3	54	437	40

CMBS				10	91	1

Other asset-backed securities				12	60	1

Total fixed maturity securities	255	1,705	58	262	2,587	137

Perpetual preferred securities				4	36	9

Other investments	2	14	1

Total other investments	2	14	1	4	36	9

Total	257	$1,719	$59	266	$2,623	$146

The gross unrealized losses on available for sale securities and other investments in the tables above increased from $205 million as of December 31, 2014 to $776 million as of December 31, 2015. This increase is primarily due to increases in interest rates, general credit spread widening, and declines in the energy, metals and mining sectors, as a result of declining oil, natural gas, and commodity prices. Included in corporate securities above is a portion of the Company’s net exposure to fixed maturity securities in the energy, metals and mining sectors, which was $3.3 billion as of December 31, 2015, with a net unrealized loss of $247 million. As of December 31, 2015, 90% of investments in these sectors were investment grade.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary. The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

PL-24

The table below presents non-agency RMBS and CMBS by investment rating from independent rating agencies and vintage year of the underlying collateral as of December 31, 2015.

	Net Carrying Amount		Rating as % of	Vintage Breakdown
Rating		Estimated Fair Value	Net Carrying Amount	2004 and Prior	2005	2006	2007	2008 and Thereafter

	($ In Millions)

Prime RMBS:
AAA	$378	$376	26%					26%
AA	30	30	2%	2%
A	14	15	1%	1%
BAA	101	106	7%	5%	2%
BA and below	910	921	64%	12%	29%	19%	4%

Total	$1,433	$1,448	100%	20%	31%	19%	4%	26%

Alt-A RMBS:
AAA	$1	$1	0%
AA	26	27	7%	7%
A	12	13	3%	1%	2%
BAA	27	28	7%	4%	3%
BA and below	308	285	83%	14%	16%	23%	30%

Total	$374	$354	100%	26%	21%	23%	30%	0%

Sub-prime RMBS:
AAA	$14	$13	7%	7%
BAA	55	55	29%	29%
BA and below	119	118	64%	55%	7%	1%	1%

Total	$188	$186	100%	91%	7%	1%	1%	0%

CMBS:
AAA	$63	$67	8%					8%
AA	162	174	20%	7%				13%
A	388	390	49%					49%
BAA	147	146	18%					18%
BA and below	36	36	5%					5%

Total	$796	$813	100%	7%	0%	0%	0%	93%

Prime mortgages are loans made to borrowers with strong credit histories, whereas sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. Alt-A mortgage lending is the origination of residential mortgage loans to customers who have good credit ratings, but have limited documentation for their source of income or some other standard input used to underwrite the mortgage loan. The greater use of affordable mortgage products and relaxed underwriting standards by some originators for these loans has led to higher delinquency and loss rates, especially within the 2007 and 2006 vintage years.

PL-25

During 2015, the Company initiated a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements. The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities. All securities lending agreements are callable by the Company at any time. The contractual maturity on all securities lending arrangements is overnight and continuous. The following table presents the Company’s security loans outstanding and the corresponding collateral held:

December 31,
2015

(In Millions)

Security loans outstanding, estimated fair value (1)	$157
Reinvestment portfolio, estimated fair value (2)	161
Cash collateral liability (3)	161

(1)	Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.
(2)	The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and is included in cash and cash equivalents.
(3)	Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities	$1,688	$1,629	$1,550

Equity securities	4	5	27

Mortgage loans	582	451	434

Real estate	103	102	120

Policy loans	201	202	201

Partnerships and joint ventures	106	165	137

Other	37	21	10

Gross investment income	2,721	2,575	2,479

Investment expense	164	167	189

Net investment income	$2,557	$2,408	$2,290

PL-26

The components of net realized investment gain (loss) are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities:

Gross gains on sales	$26	$47	$70

Gross losses on sales	(8)	(14)	(7)

Total fixed maturity securities	18	33	63

Equity securities:

Gross gains on sales	5	7	34

Total equity securities	5	7	34

FVO securities and trading securities	(33)	69	2

Real estate	2	(1)	77

Variable annuity GLB embedded derivatives	60	(706)	1,144

Variable annuity GLB policy fees	209	199	195

Variable annuity derivatives - total return swaps	(21)	(96)	(469)

Variable annuity derivatives - futures	(46)	(96)	(43)

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Fixed indexed annuity derivatives - futures	(2)	21

Equity put options		(32)	(359)

Synthetic GIC policy fees	44	44	42

Foreign currency and interest rate swaps	25	26	(96)

Life indexed account embedded derivatives	51	(136)	(153)

Life indexed account derivatives - call options	(58)	126	154

Other	(15)	(28)	8

Net realized investment gain (loss)	$234	($597)	$586

PL-27

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total

Year ended December 31, 2015:	(In Millions)

Corporate securities	$70		$70

RMBS	2	$6	8

Perpetual preferred securities	9		9

OTTI - fixed maturity and equity securities	81	6	87

Mortgage loans	11		11

Other investments	4		4

Total OTTI	$96	$6	$102

Year ended December 31, 2014:

Corporate securities	$2		$2

RMBS	5	$4	9

Perpetual preferred securities	2		2

OTTI - fixed maturity and equity securities	9	4	13

Mortgage loans	14		14

Real estate	1		1

Total OTTI	$24	$4	$28

Year ended December 31, 2013:

Corporate securities	$11		$11

RMBS	7	$6	13

OTTI - fixed maturity securities	18	6	24

Real estate	9		9

Total OTTI	$27	$6	$33

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,

	2015	2014

	(In Millions)

Cumulative credit loss, January 1	$188	$217

Additions for credit impairments recognized on:

Securities previously other than temporarily impaired	2	4

Securities not previously other than temporarily impaired		1

Total additions	2	5

Reductions for credit impairments previously recognized on:

Securities due to an increase in expected cash flows and time value of cash flows	(3)	(5)

Securities sold		(29)

Total subtractions	(3)	(34)

Cumulative credit loss, December 31	$187	$188

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The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total

	(In Millions)

December 31, 2015:

Obligations of states and political subdivisions		$2	$2

Foreign governments		6	6

Corporate securities	$2	689	691

RMBS	35	14	49

CMBS		7	7

Other asset-backed securities		12	12

Total fixed maturity securities	$37	$730	$767

Perpetual preferred securities		$4	$4

Total equity securities	-	$4	$4

December 31, 2014:

Foreign governments		$2	$2

Corporate securities		148	148

RMBS	$34	9	43

CMBS		1	1

Other asset-backed securities		1	1

Total fixed maturity securities	$34	$161	$195

Perpetual preferred securities		$9	$9

Total equity securities	-	$9	$9

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Available for sale securities:

Fixed maturity	($1,648)	$1,380	($1,897)

Equity		(4)	11

Total available for sale securities	($1,648)	$1,376	($1,886)

Trading securities, included in other investments, totaled $209 million and $224 million as of December 31, 2015 and 2014, respectively. The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2015 and 2014 were ($2) million and $14 million, respectively. Net unrealized gain (loss) recognized in net realized investment gain (loss) on trading securities still held at the reporting date were ($4) million, $1 million and $2 million as of December 31, 2015, 2014 and 2013, respectively.

FVO securities consist of U.S. Government securities. FVO securities totaled $536 million and $563 million as of December 31, 2015 and 2014, respectively. The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain (loss) and was ($27) million and $66 million for the years ended December 31, 2015 and 2014, respectively. Interest income earned from FVO securities is recorded in net investment income and was $17 million and $8 million for the years ended December 31, 2015 and 2014, respectively.

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As of December 31, 2015 and 2014, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

Mortgage loans totaled $11,092 million and $9,327 million as of December 31, 2015 and 2014, respectively. Mortgage loans are collateralized by commercial properties primarily located throughout the U.S. As of December 31, 2015, $2,230 million, $1,686 million, $1,421 million, $1,330 million and $1,150 million were located in Texas, New York, California, Washington and District of Columbia, respectively. Included in the December 31, 2015 amount for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIE (Note 4). As of December 31, 2015, $283 million and $196 million were located in Canada and the United Kingdom (UK), respectively. The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2015 or 2014. As of December 31, 2015, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief. Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. See Note 12.

As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount. No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount. As of December 31, 2014, there were six loans with a book value of $62 million that were considered impaired. As the estimated fair value of the collateral on three of these loans was lower than their carrying amount, an impairment loss of $18 million (gross of reinsurance of $4 million) was recorded. No impairment loss was recorded on the other three loans since the estimated fair value of the collateral was higher than their carrying amount. Separately during 2014, one loan totaling $40 million was returned to the Company through a deed in lieu of foreclosure process and became a real estate property investment. As of December 31, 2013, there were two loans with a book value of $6 million that were considered impaired. As the estimated fair value of the collateral on these loans was higher than their carrying amount, no impairment loss was recorded.

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The following tables set forth mortgage loan credit levels as of December 31, 2015 and 2014 ($ In Millions):

	December 31, 2015
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$640	1.79	$143	1.24	$46	1.06			$829	1.65

Golf course	11	2.64	17	0.69	59	1.47	$55	0.87	142	1.23

Hotel/Lodging	718	2.12			175	0.70			893	1.84

Industrial							18	1.70	18	1.70

Mobile home park	195	2.49							195	2.49

Office	3,818	2.03					21	0.32	3,839	2.02

Office - VIE	750	3.00							750	3.00

Residential	6	1.44							6	1.44

Resort	478	2.94							478	2.94

Retail	1,613	2.22							1,613	2.22

Retail - VIE	1,050	1.14							1,050	1.14

Construction	1,279								1,279
Total mortgage loans	$10,558	2.09	$160	1.18	$280	0.92	$94	0.91	$11,092	2.03

	December 31, 2014
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$573	1.67	$164	1.07	$46	0.95			$783	1.50

Golf course	11	2.45	158	1.03	19	1.41	$1	1.04	189	1.15

Hotel/Lodging	905	1.96							905	1.96

Industrial							18	0.95	18	0.95

Mobile home park	117	2.29							117	2.29

Office	3,869	2.09					25	0.05	3,894	2.08

Office - VIE	750	3.11							750	3.11

Resort	479	3.24							479	3.24

Retail	1,168	1.89							1,168	1.89

Construction	1,024								1,024
Total mortgage loans	$8,896	2.19	$322	1.05	$65	1.08	$44	0.44	$9,327	2.12

Real estate investments totaled $345 million and $329 million as of December 31, 2015 and 2014, respectively. The Company had no real estate investment impairments during the year ended December 31, 2015. As of December 31, 2014, there were four properties with a book value prior to impairment measurement of $10 million that were considered impaired and an impairment loss of $1 million was recognized as the fair value of these properties was lower than their carrying amount. As of December 31, 2013, there were four properties with a book value prior to measurement of $20 million that were considered impaired and an impairment loss of $9 million was recognized as the fair value of these properties was lower than their carrying amount. See Note 12.

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7.	AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,

	2015	2014
	(In Millions)

Aircraft	$9,152	$8,453

Aircraft held by consolidated VIEs	1,097	1,307
	10,249	9,760
Accumulated depreciation	1,942	1,943
Aircraft, net	$8,307	$7,817

As of December 31, 2015, domestic and foreign future minimum rentals scheduled to be received under the noncancelable portion of leases are as follows (In Millions):

	2016	2017	2018	2019	2020	Thereafter
Domestic	$142	$130	$123	$120	$120	$300

Foreign	749	694	634	546	439	1,198

Total leases	$891	$824	$757	$666	$559	$1,498

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $189 million. The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million, $27 million, and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively. During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $181 million.

As of December 31, 2015 and 2014, aircraft under operating lease with a carrying amount of $2,871 million and $3,462 million, respectively, were assigned as collateral to secure debt (Notes 4 and 11).

During the years ended December 31, 2015, 2014 and 2013, aircraft impairments of $39 million, $37 million and $28 million, respectively, were recognized and included in operating and other expenses. See Note 12.

Three and nine aircraft were not subject to a signed lease or sales commitment, collectively representing approximately 1% and 2% of the carrying amount of aircraft as of December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015, 2014 and 2013, gain (loss) on the sale of aircraft of ($1) million, $8 million and $7 million, respectively, were recognized and included in other income. Aircraft held for sale totaled $244 million and $65 million as of December 31, 2015 and 2014, respectively, and are included in aircraft, net.

During 2006, ACG and a bank sponsored a 50/50 joint venture. As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary. During 2015, the non-recourse debt was paid off (Note 11) and ACG assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest. As a result, the noncontrolling interest related to this joint venture of $30 million was reduced to zero as of December 31, 2015.

See Note 18 for future aircraft purchase commitments.

8.	DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, equity risk, and credit risk. Derivative instruments are also used to manage the duration mismatch of assets and liabilities. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options. In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

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Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value in its consolidated statements of financial condition. The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions. These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers. These reinsurance arrangements are used to offset a portion of the Company’s exposure to the GLBs for the lives of the host variable annuity contracts issued. The ceded portion of these GLBs is considered an embedded derivative. The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the GLBs not covered by reinsurance. The Company utilizes total return swaps based upon the S&P 500 Index and the MSCI EAFE (Europe, Australasia and Far East) Index and exchange-traded equity futures based upon broad equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. The total return swaps provide periodic payments to the Company in exchange for the return of the S&P 500 and MSCI EAFE indices in the form of a payment or receipt, depending on whether the return relative to the index on trade date is positive or negative. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers a fixed indexed annuity product where interest is credited to the policyholder’s account balance based on equity index changes. A policyholder may allocate the contract’s net accumulated value to one or a combination of the following: fixed return account at a guaranteed interest rate to be no less than 1% for a specified period of time, one or two-year S&P 500 indexed account with caps, or one or two-year global indexed account with caps. The indexed products contain embedded derivatives. The Company utilizes exchange-traded equity futures based upon broad market indices and total return swaps based upon the MSCI EAFE index to economically hedge the credit paid to the policyholder on the underlying equity index.

The Company used equity put options to hedge equity and credit risks. These equity put options involved the exchange of either an upfront payment or periodic fixed rate payments for the return, at the end of the option agreement, of the equity index below a specified strike price.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives. The ERISA Plan uses the contracts in its stable value fixed income option. The Company receives a fee, recognized in net realized investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option. In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios. The estimated fair value of the derivative is zero as of December 31, 2015 and 2014.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon

PL-33

interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying index. Indexed accounts currently offered by the Company include: one-year S&P 500 indexed account currently capped at 8% to 11%, one-year S&P 500 indexed uncapped account currently with a 5% threshold, one-year international indexed account currently capped at 11%, two-year S&P 500 indexed account currently capped at 30% and five-year S&P 500 indexed uncapped account. The life insurance products with indexed accounts contain embedded derivatives.

The Company utilizes call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums and the settlements are recognized in net realized investment gain (loss).

The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2015	2014

	(In Millions)

Variable annuity GLB embedded derivatives	$31,562	$33,717

Variable annuity derivatives - total return swaps	1,683	1,445

Variable annuity derivatives - futures	888	758

Variable annuity derivatives - interest rate swaps	110	135

Fixed indexed annuity embedded derivatives	2,638	1,622

Fixed indexed annuity derivatives - total return swaps	12

Fixed indexed annuity derivatives - futures	410	152

Synthetic GICs	21,451	21,587

Foreign currency and interest rate swaps	1,225	2,721

Life indexed account embedded derivatives	3,251	2,421

Life indexed account derivatives - call options	3,528	2,519

Other	778	345

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps. Notional amounts for variable annuity GLB embedded derivatives represent deposits into variable annuity contracts covered by embedded derivative riders as a measurement of volume. 13.0% and 13.1% of these notional amounts are reinsured by third-party reinsurers as of December 31, 2015 and 2014, respectively. 4.1% of these notional amounts are reinsured by an affiliated reinsurer as of December 31, 2015 and 2014.

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The following table summarizes amounts recognized in net realized investment gain (loss) for derivatives not designated as a hedge. Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations. The amounts presented do not include the periodic net payments and amortization of $191 million, $288 million and $554 million for the years ended December 31, 2015, 2014 and 2013, respectively, which are recognized in net realized investment gain (loss).

	Amount of Gain (Loss)

	Recognized in

	Income on Derivatives
	Years Ended December 31,

	2015	2014	2013
	(In Millions)

Variable annuity derivatives - total return swaps	$2	$27	($96)

Equity put options		(23)	(259)

Foreign currency and interest rate swaps	67	1	(75)

Life indexed account derivatives - call options	59	206	208

Other	(5)		2

Embedded derivatives:

Variable annuity GLB embedded derivatives	60	(706)	1,144

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Life indexed account embedded derivatives	51	(136)	(153)

Other		(2)	(2)
Total	$229	($660)	$756

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates. These cash flows include those associated with existing assets and liabilities. The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 6 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $310 million and $453 million as of December 31, 2015 and 2014, respectively. The Company had gains recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of $7 million, $18 million and $42 million for the years ended December 31, 2015, 2014 and 2013, respectively. For the years ended December 31, 2015, 2014 and 2013, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

Hedge ineffectiveness related to cash flow hedges was zero, $1 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2015, 2014 and 2013. Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2015 and 2014.

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CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded on the Company’s consolidated statements of financial condition at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral. The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2015	2014		2015	2014
	(In Millions)			(In Millions)

Derivatives designated as hedging instruments:

Foreign currency and interest rate swaps		$3	(1)
	$5		(5)	$12	$22	(5)
Total derivatives designated as hedging instruments	5	3		12	22

Derivatives not designated as hedging instruments:

Variable annuity derivatives - total return swaps	12	3	(1)	5	8	(1)
	3	3	(5)	2	4	(5)
Variable annuity derivatives - interest rate swaps	3	2	(1)	1	3	(1)
Foreign currency and interest rate swaps	108	34	(1)	8	20	(1)
	13	32	(5)	28	133	(5)
Life indexed account derivatives - call options	66	146	(1)	1		(1)
	19	48	(5)	1		(5)

Embedded derivatives:
Variable annuity GLB embedded derivatives (including reinsurance contracts)	190	204	(2)	1,200	1,274	(3)
Fixed indexed annuity embedded derivatives				167	110	(4)
Life indexed account embedded derivatives				191	278	(4)
Other				1		(2)
				7	3	(4)
				3	4	(5)
Total derivatives not designated as hedging instruments	414	472		1,615	1,837

Total derivatives	$419	$475		$1,627	$1,859

Location on the consolidated statements of financial condition:

(1) Other investments (2) Other assets (3) Future policy benefits (4) Policyholder account balances (5) Other liabilities

Cash collateral received from counterparties was $74 million and $132 million as of December 31, 2015 and 2014, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities. Cash collateral pledged to counterparties was $71 million and $61 million as of December 31, 2015 and 2014, respectively. A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities. Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received. If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

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As of December 31, 2015 and 2014, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $45 million and $24 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition. The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2015 and 2014, none of the collateral had been sold or repledged. As of December 31, 2015 and 2014, the Company provided collateral in the form of various securities with an estimated fair value of $5 million, which are included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities reported in the consolidated statements of financial condition (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral. Gross amounts include income or expense accruals. Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals. Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation. Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of Recognized Assets/Liabilities (1)	Gross Amounts Offset (2)	Net Amounts	Gross Amounts Not Offset - Asset Collateral	Net Amounts
	(In Millions)

December 31, 2015:

Derivative assets	$191	($125)	$66	($45)	$21

Derivative liabilities	107	(67)	40		40

December 31, 2014:

Derivative assets	$233	($191)	$42	($23)	$19

Derivative liabilities	202	(89)	113		113

(1)	As of December 31, 2015 and 2014, derivative assets include expense accruals of $22 million and $38 million, respectively, and derivative liabilities include expense accruals of $66 million and $12 million, respectively.
(2)	As of December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $4 million, respectively, and provided excess cash collateral of $1 million and zero, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties. The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis. Therefore, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties. In addition, the Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company currently pledges cash and securities to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements may also include collateral arrangements with derivative counterparties, which may require both the pledge and acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold.

The Company’s credit exposure is measured on a counterparty basis as the net positive aggregate estimated fair value, net of accrued income or expenses and collateral received, if any. The Company’s credit exposure for OTC derivatives as of December 31, 2015 was $20 million. The maximum exposure to any single counterparty was $6 million at December 31, 2015. All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

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The Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty. If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions. The aggregate estimated fair value of all OTC derivative instruments with credit risk related contingent features that were in a liability position on December 31, 2015, was $31 million for which the Company has posted collateral of $14 million. If certain of the Company’s financial strength ratings were to fall one notch as of December 31, 2015, the Company would have been required to post an additional $7 million of collateral to its counterparties.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives. As of December 31, 2015, the Company’s financial strength ratings were above the specified level.

9.	POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,

	2015	2014
	(In Millions)

UL	$25,812	$24,642

Annuity and deposit liabilities	14,894	13,310

Funding agreements	295	714

Life indexed account embedded derivatives	191	278

Fixed indexed annuity embedded derivatives	167	110

GICs		115
Total	$41,359	$39,169

FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,

	2015	2014
	(In Millions)

Annuity reserves	$7,620	$7,725

Policy benefits payable	2,773	2,206

Variable annuity GLB embedded derivatives	1,200	1,274

URR	1,138	818

Life insurance	970	833

Closed Block liabilities	268	266

Other	119	78
Total	$14,088	$13,200

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10.	SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). These contracts also include various types of GMDB and GLB features. For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years. Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return. In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features. The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting at age 59.5, regardless of market performance. The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,

	2015	2014
	($ In Millions)

Return of net deposits

Separate account value	$49,682	$53,187

Net amount at risk (1)	1,083	581

Average attained age of contract holders	66 years	65 years

Anniversary contract value

Separate account value	$13,835	$15,206

Net amount at risk (1)	930	536

Average attained age of contract holders	67 years	66 years

Minimum return

Separate account value	$884	$995

Net amount at risk (1)	449	406

Average attained age of contract holders	71 years	70 years

(1)	Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

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Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,

	2015	2014	2015	2014

	GMIB		GMWBL
	($ In Millions)		($ In Millions)

Separate account value	$1,755	$2,027	$5,422	$5,220

Net amount at risk (1)	265	183	431	119

Average attained age of contract holders	62 years	61 years	66 years	65 years

(1)	GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31. GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,

	2015	2014	2015	2014	2015	2014

	GMDB		GMIB		GMWBL
	(In Millions)		(In Millions)		(In Millions)

Balance, beginning of year	$5		$25	$18	$21	$11

Changes in reserves	15	$15	18	10	32	10

Benefits paid	(11)	(10)	(3)	(3)

Balance, end of year	$9	$5	$40	$25	$53	$21

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,

	2015	2014

	(In Millions)

Asset type

Equity	$30,300	$32,496

Bonds	15,666	17,143

Money market	319	259

Other	3,619	3,495

Total separate account value	$49,904	$53,393

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In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments. The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC. The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)

Balance, January 1, 2013	$279	$105	$174

Incurred guaranteed benefits	40	(5)	45

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2013	312	100	212

Incurred guaranteed benefits	111	26	85

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2014	416	126	290

Incurred guaranteed benefits	142	29	113

Paid guaranteed benefits	(1)		(1)

Balance, December 31, 2015	$557	$155	$402

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,

	2015	2014

	($ In Millions)

Net amount at risk (1)	$16,905	$17,230

Average attained age of policyholders	59 years	58 years

(1)	Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

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11.	DEBT

Debt consists of the following:

	December 31,

	2015	2014

	(In Millions)

Short-term debt:

Credit facility recourse only to ACG	$485	$266

Other VIE debt (Note 4)	10	2

Total short-term debt	$495	$268

Long-term debt:

Surplus notes	$1,771	$1,771

Fair value hedge adjustments - terminated interest rate swap agreements	271	277

Note payable to Pacific LifeCorp	15

Non-recourse long-term debt:

Debt recourse only to ACG	5,021	4,525

ACG non-recourse debt		307

Other non-recourse debt	214	106

ACG VIE debt (Note 4)	282	401

CMBS VIE debt (Note 4)	1,521	676

Total long-term debt	$9,095	$8,063

SHORT-TERM DEBT

Pacific Life maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2015 and 2014. In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in October 2019 that will serve as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2015 and 2014. As of and during the year ended December 31, 2015, Pacific Life was in compliance with the debt covenants related to these facilities.

The Company maintains reverse repurchase lines of credit with various financial institutions. These borrowings are at variable rates of interest based on collateral and market conditions. There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2015 and 2014.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka. Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations. The Company had estimated available eligible collateral of $1.8 billion as of December 31, 2015. Interest is at variable or fixed rates. The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2015 and 2014.

PL&A is a member of the FHLB of San Francisco. PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations. PL&A had estimated available eligible collateral of $46 million as of December 31, 2015. Interest is at variable or fixed rates. PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2015 and 2014.

ACG has revolving credit agreements with banks for a $1,165 million borrowing capacity. Interest on these loans is at variable rates, payable monthly and ranged from 1.9% to 2.1% as of December 31, 2015 and was 1.9% as of December 31, 2014. The facilities expire at various dates ranging from 2017 to 2019. There was $485 million and $266 million outstanding in connection with these revolving credit agreements as of December 31, 2015 and 2014, respectively. These credit agreements are recourse only to ACG.

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During 2015, ACG entered into a loan facility with several Japanese banks that is denominated in Japanese yen with a U.S. dollar equivalent of approximately $192 million as of December 31, 2015. Interest is at variable rates. ACG has not drawn on the loan facility as of December 31, 2015. This loan facility is recourse only to ACG.

LONG-TERM DEBT

Pacific Life has $677 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 9.25%, maturing on June 15, 2039. Interest is payable semiannually on June 15 and December 15. Pacific Life may redeem these surplus notes at its option, subject to the approval of the NE DOI for such optional redemption. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. On January 22, 2013, Pacific Life, with the approval of the NE DOI, exercised its early settlement right and repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes. The partial retirement of these surplus notes was accounted for as an extinguishment of debt and the related amortization of fair value hedge adjustments (see below) of $112 million and the premium paid of $155 million were recognized in interest expense during the year ended December 31, 2013. During 2011, Pacific Life terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments of $364 million were recorded as of the termination date and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 6.4%. Total unamortized fair value hedge adjustments were $231 million and $234 million as of December 31, 2015 and 2014, respectively.

Pacific Life has $150 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 7.9%, maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. During 2011, Pacific Life terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments of $56 million as of the termination date were recorded and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 4.0%. Total unamortized fair value hedge adjustments were $40 million and $43 million as of December 31, 2015 and 2014, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on February 5, 2020. The carrying amount outstanding as of December 31, 2015 and 2014 was $450 million.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million. The original issue discount of $6 million is being amortized over the life of this surplus note. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on January 25, 2043. The carrying amount outstanding as of December 31, 2015 and 2014 was $494 million.

In November 2015, Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, entered into a promissory note with Pacific LifeCorp to borrow up to $50 million. As of December 31, 2015, $15 million was outstanding on the note with an interest rate of 3.8% and matures on December 31, 2017.

ACG enters into various secured loans that are guaranteed by the U.S. Export-Import bank or by the European Export Credit Agencies. Interest on these loans is payable quarterly and ranged from 0.6% to 3.9% as of December 31, 2015 and 0.5% to 4.1% as of December 31, 2014. As of December 31, 2015, $1,342 million was outstanding on these loans with maturities ranging from 2016 to 2024. As of December 31, 2014, $1,512 million was outstanding on these loans. These loans are recourse only to ACG.

ACG enters into various senior unsecured notes and loans with third-parties. Interest on these notes and loans is payable quarterly or semi-annually and ranged from 1.2% to 7.2% as of December 31, 2015 and 2014. As of December 31, 2015, $3,679 million was outstanding on these notes and loans with maturities ranging from 2016 to 2025. As of December 31, 2014, $3,013 million was outstanding on these notes and loans. These notes and loans are recourse only to ACG.

ACG had a secured facility to finance aircraft. Interest on this facility accrued at variable rates, was payable monthly and was 3.6% as of December 31, 2014. As of December 31, 2014, $307 million was outstanding on this facility. This debt was paid off in December 2015 (Note 7). This facility was non-recourse to the Company.

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Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties. Interest on these loans accrues at fixed and variable rates and is payable monthly. Fixed rates were 3.6% as of December 31, 2015 and ranged from 3.6% to 5.4% as of December 31, 2014. The variable rates ranged from 1.7% to 2.6% as of December 31, 2015 and were 2.4% as of December 31, 2014. As of December 31, 2015, there was $161 million outstanding on these loans with maturities ranging from 2016 to 2019. As of December 31, 2014, there was $106 million outstanding on these loans. All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2015, the Company has a secured borrowing of $53 million due to an unrelated third-party. Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026. The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2015, the Company was in compliance with all its debt covenants.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Notes	Debt	Other

	Surplus	Payable to	Recourse	Non-recourse

	Notes	Pacific LifeCorp	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)

2016			$787	$25	$812

2017		$15	342	47	404

2018			1,374	56	1,430

2019			170	36	206

2020	$450		959	50	1,459

Thereafter	1,321		1,389		2,710

Total	$1,771	$15	$5,021	$214	$7,021

The table above excludes VIE debt and fair value hedge adjustments.

12.	ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value. The determination of estimated fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

PL-44

The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2015 and 2014.

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2015:

Assets:

U.S. Government		$57				$57

Obligations of states and political subdivisions		909	$29			938

Foreign governments		584	8			592

Corporate securities		31,046	1,620			32,666

RMBS		2,405	151			2,556

CMBS		759	54			813

Collateralized debt obligations			65			65

Other asset-backed securities		719	319			1,038

Total fixed maturity securities	-	36,479	2,246	-	-	38,725

Perpetual preferred securities		86				86

Other equity securities	$2					2

Total equity securities	2	86	-	-	-	88

FVO securities		536				536

Other investments:

Trading securities	4	205				209

Other investments (2)	3	147	5			155

Other investments measured at NAV (3)						74

Total other investments carried at fair value	7	352	5	-	-	438

Derivatives:

Foreign currency and interest rate swaps		129		$129	($27)	102

Equity derivatives			100	100	(28)	72

Embedded derivatives			190	190		190

Total derivatives	-	129	290	419	(55)	364

Separate account assets:

Separate account assets	56,632	114				56,746

Separate account assets measured at NAV (3)						228

Total separate account assets carried at fair value (4)	56,632	114	-	-	-	56,974

Total	$56,641	$37,696	$2,541	$419	($55)	$97,125

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$49		$49	($27)	$22

Equity derivatives			$9	9	(28)	(19)

Embedded derivatives			1,569	1,569		1,569

Total	-	$49	$1,578	$1,627	($55)	$1,572

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				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2014:

Assets:

U.S. Government		$56				$56

Obligations of states and political subdivisions		988	$29			1,017

Foreign governments		603	56			659

Corporate securities		27,903	1,816			29,719

RMBS		2,690	14			2,704

CMBS		653	4			657

Collateralized debt obligations			70			70

Other asset-backed securities		492	288			780

Total fixed maturity securities	-	33,385	2,277	-	-	35,662

Perpetual preferred securities		125				125

Other equity securities	$2		4			6

Total equity securities	2	125	4	-	-	131

FVO securities		563				563

Other investments:

Trading securities	74	145	5			224

Other investments (2)	2	126	5			133

Other investments measured at NAV (3)						57

Total other investments carried at fair value	76	271	10	-	-	414

Derivatives:

Foreign currency and interest rate swaps		71		$71	($55)	16

Equity derivatives			200	200	(59)	141

Embedded derivatives			204	204		204

Total derivatives	-	71	404	475	(114)	361

Separate account assets:

Separate account assets	60,254	112	5			60,371

Separate account assets measured at NAV (3)						203

Total separate account assets carried at fair value (4)	60,254	112	5	-	-	60,574

Total	$60,332	$34,527	$2,700	$475	($114)	$97,705

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$178		$178	($55)	$123

Equity derivatives			$12	12	(59)	(47)

Embedded derivatives			1,669	1,669		1,669

Total	-	$178	$1,681	$1,859	($114)	$1,745

(1)	Netting adjustments represent the impact of offsetting asset and liability positions on the consolidated statements of financial condition held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

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(2)	Excludes investments accounted for under the equity and cost methods of accounting.
(3)	In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.
(4)	Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is reflected in the separate account liabilities. Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts. Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value. The following table lists information regarding these investments as of December 31, 2015.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
($ In Millions)

Hedge funds	$51	Monthly - 19%	None to 1 year	30 – 92 days
		Quarterly - 66%
		Semi-Annually - 4%
		Annually - 11%

Private equity funds	23	None	N/A	N/A	$54

Separate account hedge funds	228	Monthly - 31%	None to 7 years	5 – 125 days
		Quarterly - 50%
		Annually - 19%

Total assets measured at NAV	$302				$54

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date. This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process. The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

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For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available. Securities priced by the matrix model are primarily comprised of private placement securities. Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service. The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available. Generally, this includes using an actively-traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate. Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value. Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market. These non-marketable equity securities are classified as Level 3 assets. Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

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Excluding embedded derivatives, as of December 31, 2015, all of the OTC derivatives based upon notional values were priced by valuation models. A credit valuation analysis was performed for all derivative positions to measure the risk that the counterparties to the transaction will be unable to perform under the contractual terms (nonperformance risk) and was determined to be immaterial as of December 31, 2015.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts. These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations. A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items. As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3. Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants. Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•	Behavior risk margin: This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience. This component includes assumptions about withdrawal utilization and lapse rates.

•	Mortality risk margin: This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•	Credit standing adjustment: This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities. The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

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LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers

	January 1,	Included in	Included in	In to	Out of				December 31,

	2015	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2015
	(In Millions)

Obligations of states and political subdivisions	$29								$29

Foreign governments	56		($2)		($44)			($2)	8

Corporate securities	1,816	$14	(109)	$163	(292)	$252	($3)	(221)	1,620

RMBS	14		(2)		(106)	265		(20)	151

CMBS	4					51		(1)	54

Collateralized debt obligations	70	1	(6)						65

Other asset-backed securities	288		(4)	6	(65)	135		(41)	319

Total fixed maturity securities	2,277	15	(123)	169	(507)	703	(3)	(285)	2,246

Other equity securities	4	5	(4)				(5)		-

Total equity securities	4	5	(4)	-	-	-	(5)	-	-

Trading securities	5				(6)	8	(6)	(1)	-

Other investments	5								5

Derivatives, net: (2)

Equity derivatives	188	60						(157)	91

Embedded derivatives	(1,465)	106				(207)		187	(1,379)

Total derivatives	(1,277)	166	-	-	-	(207)	-	30	(1,288)

Separate account assets (3)	5				(6)	2	(1)		-

Total	$1,019	$186	($127)	$169	($519)	$506	($15)	($256)	$963

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		Total Gains or Losses		Transfers	Transfers
	January 1, 2014	Included in Earnings	Included in OCI	In to Level 3 (1)	Out of Level 3 (1)	Purchases	Sales	Settlements	December 31, 2014
	(In Millions)

Obligations of states and political subdivisions	$47		$4		($21)			($1)	$29

Foreign governments	77		4	$1	(37)	$15		(4)	56

Corporate securities	1,649	$31	46	241	(288)	362	($61)	(164)	1,816

RMBS	93	(1)	4	15	(65)	19	(46)	(5)	14

CMBS	10				(5)			(1)	4

Collateralized debt obligations	83	4						(17)	70

Other asset-backed securities	314	3	5	3	(48)	101		(90)	288

Total fixed maturity securities	2,273	37	63	260	(464)	497	(107)	(282)	2,277

Other equity securities	5		(1)						4

Total equity securities	5	-	(1)	-	-	-	-	-	4

Trading securities	3			2	(5)	23	(18)		5

Other investments	12					1		(8)	5

Derivatives, net: (2)

Equity derivatives	11	209						(32)	188

Embedded derivatives	(647)	(872)				(130)		184	(1,465)

Total derivatives	(636)	(663)	-	-	-	(130)	-	152	(1,277)

Separate account assets (3)	5			1			(1)		5

Total	$1,662	($626)	$62	$263	($469)	$391	($126)	($138)	$1,019

(1)	Transfers in and/or out are recognized at the end of each quarter.
(2)	Excludes derivative net settlements of ($140) million and ($214) million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss). Excludes synthetic GIC policy fees of $44 million in 2015 and 2014 that are recorded in net realized investment gain (loss). Excludes embedded derivative policy fees of $209 million and $199 million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss).
(3)	Included in earnings of separate account assets are realized/unrealized gain (loss) that are offset by corresponding amounts in separate account liabilities, which results in a net zero impact on earnings for the Company.

During the years ended December 31, 2015 and 2014, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information. During the years ended December 31, 2015 and 2014, the Company did not have any significant transfers between Levels 1 and 2.

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Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2015:	(In Millions)

Corporate securities	$20	$5	($11)	$14

Collateralized debt obligations	1			1

Total fixed maturity securities	21	5	(11)	15

Other equity securities		5		5

Total equity securities	-	5	-	5

Equity derivatives		60		60

Embedded derivatives		106		106

Total derivatives	-	166	-	166

Total	$21	$176	($11)	$186

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2014:	(In Millions)

Corporate securities	$24	$9	($2)	$31

RMBS		(1)		(1)

Collateralized debt obligations	4			4

Other asset-backed securities	3			3

Total fixed maturity securities	31	8	(2)	37

Equity derivatives		209		209

Embedded derivatives		(872)		(872)

Total derivatives	-	(663)	-	(663)

Total	$31	($655)	($2)	($626)

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,

	2015	2014

	(In Millions)

Derivatives, net: (1)

Equity derivatives	$37	$154
Embedded derivatives	103	(830)

Total derivatives	$140	($676)

(1)	Amounts are recognized in net realized investment gain (loss).

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2015 ($ In Millions).

	Estimated Fair Value Asset (Liability)	Predominant Valuation Method	Significant Unobservable Inputs	Range (Weighted Average)
Obligations of states and political subdivisions	$29	Discounted cash flow	Spread (1)	290-294 (293)

Foreign governments	8	Discounted cash flow	Spread (1)	122

Corporate securities	1,620	Discounted cash flow	Spread (1)	64-6410 (454)

		Collateral value (3)	Collateral value	45-123 (89)

		Market pricing	Quoted prices (2)	22-116 (99)

RMBS	151	Market pricing	Quoted prices (2)	100-101 (100)

CMBS	54	Discounted cash flow	Spread (1)	151-537 (297)

			Prepayment rate	0%

			Default rate	0%

			Severity	0%

Collateralized debt obligations	65	Market pricing	Quoted prices (2)	72-88 (84)

Other asset-backed securities	319	Discounted cash flow	Spread (1)	67-471 (148)

		Market pricing	Quoted prices (2)	74-121 (100)

		Cap at call price	Call price	100

Other investments	5	Redemption value (4)	Redemption value	100

Equity derivatives	91	Option pricing model	Equity volatility	13% - 47% (17%)

Embedded derivatives (5)	(1,379)	Option pricing techniques	Equity volatility	12% - 47%

			Mortality:

			Ages 0-40	0.01% - 0.18%

			Ages 41-60	0.06% - 0.55%

			Ages 61-120	0.39% - 100%

			Mortality improvement	0% - 1.50%

			Withdrawal utilization	0% - 80%

			Lapse rates	0% - 100%

			Credit standing adjustment	0.55% - 1.94%

Total	$963

(1)	Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.
(2)	Independent third-party quotations were used in the determination of estimated fair value.
(3)	Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.
(4)	Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.
(5)	This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products. Since the valuation methodology for the embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

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NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above. The amounts below relate to certain assets measured at estimated fair value during the year.

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Carrying Value	Estimated Fair		Carrying Value	Estimated Fair
	Prior to	Value After		Prior to	Value After
	Measurement	Measurement	Impairment	Measurement	Measurement	Impairment

	(In Millions)

Mortgage loans	$36	$24	($12)	$62	$44	($18)

Other investments	19	15	(4)	10	9	(1)

Aircraft	191	152	(39)	203	166	(37)

MORTGAGE LOANS

The estimated fair value after measurement was based on the valuation of the underlying real estate collateral net of estimated costs to sell. These loans were classified as Level 3 assets. The impairment loss is gross of ceded reinsurance of $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

OTHER INVESTMENTS

The estimated fair value after measurement for real estate investments is determined using a combination of the present value of the expected future cash flows and comparable sales. The estimated fair value after measurement for investments in limited partnerships is based on the equity provided by the underlying investment managers. The investments are classified as Level 3 assets.

AIRCRAFT

The estimated fair value after measurement is based on the present value of the future cash flows, which can include contractual lease payments, projected future lease payments, estimated residual value and estimated sales price. Projected future lease payments are based upon current contracted lease rates for similar aircraft and industry trends. These assets are classified as Level 3.

The Company did not have any other nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2015 and 2014. The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

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The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2015		December 31, 2014

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Millions)

Assets:

Mortgage loans	$11,092	$11,623	$9,327	$10,031

Policy loans	7,331	7,331	7,234	7,234

Other investments	209	251	199	238

Cash and cash equivalents	1,845	1,845	3,220	3,220

Restricted cash	265	265	266	266

Liabilities:

Funding agreements and GICs	295	290	829	881

Annuity and deposit liabilities	14,894	14,894	13,310	13,310

Short-term debt	495	495	268	268

Long-term debt	9,095	9,519	8,063	8,643

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2015 and 2014:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting. The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS AND GICs

The estimated fair value of funding agreements and GICs is estimated using the rates currently offered for deposits of similar remaining maturities.

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ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest. The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates. The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

13.	OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity. The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized Gain (Loss) on Securities Available for Sale, Net (1)		Gain (Loss) on Derivatives	Other, Net	Total Accumulated Other Comprehensive Income (Loss)

	(In Millions)

Balance, January 1, 2013	$1,630		$31	($13)	$1,648

Change in OCI before reclassifications	(1,200	) (2)	42	6	(1,152)

Income tax (expense) benefit	419		(15)		404

Amounts reclassified from AOCI	(79)		14		(65)

Income tax expense (benefit)	28		(5)		23

Balance, December 31, 2013	798		67	(7)	858

Change in OCI before reclassifications	790	(3)	18	(7)	801

Income tax (expense) benefit	(276)		(7)	2	(281)

Amounts reclassified from AOCI	(31)		6		(25)

Income tax expense (benefit)	11		(2)		9

Balance, December 31, 2014	1,292		82	(12)	1,362

Change in OCI before reclassifications	(1,097	) (4)	7	(8)	(1,098)

Income tax (expense) benefit	384		(4)	3	383

Amounts reclassified from AOCI	63				63

Income tax benefit	(22)				(22)

Balance, December 31, 2015	$620		$85	($17)	$688

(1)	See Note 5 and Note 9 for information related to DAC and future policy benefits.
(2)	Includes allocation of holding gain from DAC and URR of $237 million and $370 million, respectively, for the year ended December 31, 2013.
(3)	Includes allocation of holding loss from DAC and URR of ($94) million and ($523) million, respectively, for the year ended December 31, 2014.
(4)	Includes allocation of holding gain from DAC and URR of $267 million and $347 million, respectively, for the year ended December 31, 2015.

PL-56

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations. Amounts are shown gross of tax.

	Years Ended December 31,

Reclassification adjustments:	2015		2014		2013

	(In Millions)
Unrealized (gain) loss on securities available for sale, net:

Sale of securities available for sale	($18)	(1)	($40)	(1)	($97)	(1)

OTTI recognized on securities available for sale	81	(2)	9	(2)	18	(2)

Total unrealized (gain) loss on securities available for sale, net	63		(31)		(79)

(Gain) loss on derivatives:

Foreign currency and interest rate swaps			3	(1)
	(2)	(3)	(3)	(3)	(2)	(3)
	2	(4)	6	(4)	16	(4)

Total loss on derivatives	-		6		14

Total amounts reclassified from AOCI	$63		($25)		($65)

Location on the consolidated statements of operations:

(1) Net realized investment gain (loss) (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

14.	REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. Reinsurance receivables, included in other assets, were $1,159 million and $848 million as of December 31, 2015 and 2014, respectively. Reinsurance payables, included in other liabilities, were $257 million and $208 million as of December 31, 2015 and 2014, respectively.

The components of insurance premiums presented in the consolidated statements of operations are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Direct premiums	$1,018	$1,035	$1,098

Reinsurance assumed (1)	1,307	787	540

Reinsurance ceded	(392)	(377)	(356)

Insurance premiums	$1,933	$1,445	$1,282

(1)	Included are $319 million, $77 million and $25 million of assumed premiums from Pacific Life Re Limited (PLR), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp, for the years ended December 31, 2015, 2014 and 2013, respectively. PLR is incorporated in the UK and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in selected markets in Asia.

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15.	INCOME TAXES

The provision for income taxes is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Current	$36	$47	$13

Deferred	113	55	118

Provision for income taxes	$149	$102	$131

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision for income taxes reflected in the consolidated financial statements is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Provision for income taxes at the statutory rate	$263	$218	$281

Separate account dividends received deduction	(84)	(82)	(89)

Singapore Transfer	(14)	(22)	(34)

LIHTC and foreign tax credits	(20)	(15)	(16)

Other	4	3	(11)

Provision for income taxes	$149	$102	$131

ACG transfers aircraft assets and related liabilities to foreign subsidiaries in Singapore (collectively referred to as the Singapore Transfer). The Singapore Transfer decreases the provision for income taxes primarily due to the reversal of deferred tax liabilities related to basis differences in the aircraft assets transferred. U.S. income taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary.

It is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. In addition to those basis differences transferred during 2015, 2014 and 2013, as of December 31, 2015, the Company has not made a provision for U.S. or additional foreign withholding taxes of approximately $23 million of foreign subsidiary undistributed earnings that are essentially permanent in duration. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries.

The Company identified a liability for uncertain tax positions of $58 million for a tax position for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to depreciation. The Company intends to file an application for an automatic change in the method of accounting with the Internal Revenue Service (IRS) in 2016 which will eliminate the contingency upon filing. None of the uncertain tax position affects the effective tax rate.

Because this tax contingency would serve to reduce existing net operating loss carryforwards, pursuant to ASU 2013-11, the Company recorded the contingency as an offset against the deferred tax asset for net operating loss carryforwards. Since the contingency only reduces net operating loss carryforwards, this contingency requires no accrual for interest or penalties. A reconciliation in the changes in the unrecognized tax benefits is as follows (In Millions):

Balance as of January 1, 2014	$ -
Additions and deletions

Balance as of December 31, 2014	-
Gross increase - prior year positions	58

Balance as of December 31, 2015	$58

PL-58

During the years ended December 31, 2015, 2014 and 2013, the Company paid an insignificant amount of interest and penalties to state tax authorities.

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,

	2015	2014

	(In Millions)

Deferred tax assets:

Policyholder reserves	$797	$866

Investment valuation	548	589

Tax credit carryforwards	389	370

Tax net operating loss carryforwards	242	344

Deferred compensation	76	72

Other	134	102

Total deferred tax assets	2,186	2,343

Deferred tax liabilities:

DAC	(1,176)	(1,295)

Depreciation	(917)	(847)

Hedging	(450)	(429)

Partnership income	(113)	(115)

Other	(33)	(47)

Total deferred tax liabilities	(2,689)	(2,733)

Net deferred tax liability	(503)	(390)
Unrealized gain on derivatives and securities available for sale	(358)	(716)
Other adjustments	(5)	(8)

Net deferred tax liability	($866)	($1,114)

The tax net operating loss carryforwards relate to Federal tax losses incurred in 2006 through 2014 with a 20-year carryforward for non-life losses and a 15-year carryforward for life losses, and California tax losses incurred in 2005 through 2014 with a ten-year carryforward.

The tax credit carryforwards relate to LIHTC, foreign tax credits, and alternative minimum tax (AMT) credits generated from 2000 to 2014. The LIHTC and foreign tax credits begin to expire in 2020. Foreign tax credits, LIHTC and tax net operating loss carryforwards of $170 million expire between 2020 and 2025. AMT credits of $134 million possess no expiration date. The remainder will expire between 2026 and 2034.

The Codification’s Income Taxes Topic requires separate footnote disclosure of the impact of foreign taxes. While the Company does have foreign operations, the results of those operations have not been separately disclosed since they are not material.

The Codification’s Income Taxes Topic requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that a portion or all of the deferred tax assets will not be realized. Based on management’s assessment, it is more likely than not that the Company’s deferred tax assets will be realized through future taxable income, including the reversal of deferred tax liabilities.

PMHC files income tax returns in U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities. The IRS has completed audits of PMHC’s tax returns through the tax year ended December 31, 2008, and is auditing PMHC’s tax returns for the tax years ended December 31, 2009, 2010, 2011 and 2012. The State of California is auditing tax year ended December 31, 2009. The Company does not expect the current Federal and California audits to result in any material assessments.

PL-59

16.	SEGMENT INFORMATION

The Company has four operating segments: Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in primarily the upper income and corporate markets. Principal products include UL, indexed universal life, VUL, survivor life, interest sensitive whole life, corporate-owned life insurance and traditional products such as whole life and term life. Distribution channels include regional life offices, marketing organizations, broker-dealer firms, wirehouses and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels. Distribution channels include independent planners, financial institutions, national/regional wirehouses and a network of structured settlement brokers.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic and international retrocession business, which assumes mortality risks from other life reinsurers. The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets and activities, which support the Company’s operating segments. Included in these support activities is the management of investments, certain entity level hedging activities and other expenses and other assets not directly attributable to the operating segments. The Corporate and Other segment also includes several operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity. The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S. As of December 31, 2015 and 2014, the Company had foreign investments with an estimated fair value of $10.4 billion and $10.2 billion, respectively. Aircraft leased to foreign customers were $7.1 billion and $6.6 billion as of December 31, 2015 and 2014, respectively. Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2015, 2014 and 2013.

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The following segment information is as of and for the year ended December 31, 2015:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,206	$1,734		$1,239		$4,179

Net investment income	1,133	1,201	$1	25	$197	2,557

Net realized investment gain (loss)	17	186	1		30	234

OTTI	(58)	(27)			(11)	(96)

Investment advisory fees	27	296			30	353

Aircraft leasing revenue			833			833

Other income	21	207	23	17	(8)	260

Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES

Policy benefits	667	1,404		1,178		3,249

Interest credited	852	383			15	1,250

Commission expenses	345	831		24		1,200

Operating expenses	356	463	141	28	126	1,114

Depreciation of aircraft			342			342

Interest expense	7		231		176	414

Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751

Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602

Less: net loss attributable to noncontrolling interests					2	2

Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

Total assets	$38,504	$80,383	$9,345	$1,550	$5,353	$135,135

DAC	1,462	3,201		56		4,719

Separate account assets	6,978	49,996				56,974

Policyholder and contract liabilities	28,718	25,434		1,000	295	55,447

Separate account liabilities	6,978	49,996				56,974

PL-61

The following segment information is as of and for the year ended December 31, 2014:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$933	$1,761		$720		$3,414

Net investment income	1,084	1,075	$1	14	$234	2,408

Net realized investment gain (loss)	12	(629)		(1)	21	(597)

OTTI	(4)	(8)			(12)	(24)

Investment advisory fees	27	308			41	376

Aircraft leasing revenue			796			796

Other income	20	204	24	9	2	259

Total revenues	2,072	2,711	821	742	286	6,632

BENEFITS AND EXPENSES

Policy benefits	600	1,436		614		2,650

Interest credited	803	346			54	1,203

Commission expenses	212	166		20		398

Operating expenses	327	438	137	34	104	1,040

Depreciation of aircraft			336			336

Interest expense	6		244		133	383

Total benefits and expenses	1,948	2,386	717	668	291	6,010

Income (loss) before provision (benefit) for income taxes	124	325	104	74	(5)	622

Provision (benefit) for income taxes	33	41	12	26	(10)	102

Net income	91	284	92	48	5	520

Less: net (income) loss attributable to noncontrolling interests			(2)		5	3

Net income attributable to the Company	$91	$284	$90	$48	$10	$523

Total assets	$37,964	$82,206	$8,741	$923	$4,643	$134,477

DAC	1,311	3,370		61		4,742

Separate account assets	7,136	53,489				60,625

Policyholder and contract liabilities	27,179	23,764		597	829	52,369

Separate account liabilities	7,136	53,489				60,625

PL-62

The following segment information is for the year ended December 31, 2013:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,073	$1,816		$476		$3,365

Net investment income	1,047	1,000	$5	14	$224	2,290

Net realized investment gain (loss)	27	886	1		(328)	586

OTTI	(10)	(6)			(11)	(27)

Investment advisory fees	26	288			37	351

Aircraft leasing revenue			736			736

Other income	14	190	24	9	16	253

Total revenues	2,177	4,174	766	499	(62)	7,554

BENEFITS AND EXPENSES

Policy benefits	533	1,479		354		2,366

Interest credited	785	332			131	1,248

Commission expenses	278	1,056		20		1,354

Operating expenses	328	423	146	32	122	1,051

Depreciation of aircraft			326			326

Interest expense			232		175	407

Total benefits and expenses	1,924	3,290	704	406	428	6,752

Income (loss) before provision (benefit) for income taxes	253	884	62	93	(490)	802

Provision (benefit) for income taxes	76	220	(12)	33	(186)	131

Net income (loss)	177	664	74	60	(304)	671

Less: net (income) loss attributable to noncontrolling interests			2		(21)	(19)

Net income (loss) attributable to the Company	$177	$664	$76	$60	($325)	$652

17.	TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios. These fees, included in investment advisory fees and other income, amounted to $378 million, $395 million and $367 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund, the Pacific Funds Series Trust and other affiliates based on an allocation of actual costs. These fees amounted to $14 million, $15 million and $15 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. For the years ended December 31, 2015, 2014 and 2013, PSD received $130 million, $136 million and $131 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

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Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A. Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $2.9 billion and $2.6 billion as of December 31, 2015 and 2014, respectively. In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $1.7 billion and $1.3 billion as of December 31, 2015 and 2014, respectively. Related to these contracts, Pacific Life and PL&A received $298 million, $296 million and $381 million of insurance premiums and paid $164 million, $148 million and $125 million of policy benefits for the years ended December 31, 2015, 2014 and 2013, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty. The notional amounts total $579 million and $877 million as of December 31, 2015 and 2014, respectively. The estimated fair values of the derivatives were net liabilities of $22 million and $59 million as of December 31, 2015 and 2014, respectively.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

Years Ending December 31:	Mortgage Loans	Limited Partnerships	Fixed Maturity Securities and Other Investments	Total

2016	$485	$207	$186	$878

2017 through 2018	559	211		770

2019 through 2020	71	87		158

2021 and thereafter		59	2	61

Total	$1,115	$564	$188	$1,867

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable. Rent expense, which is included in operating and other expenses, in connection with these leases was $8 million, $8 million and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:

2016	$9

2017 through 2020	24

2021 and thereafter	6

Total	$39

As of December 31, 2015, ACG had commitments to purchase 122 aircraft scheduled for delivery through 2021. All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation. As of December 31, 2015, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) total $5,974 million and are due as follows:

●	up to $906 million in less than one year,

●	an additional $1,908 million in one to three years,

●	an additional $2,445 million in three to five years, and

●	an additional $715 million thereafter.

As of December 31, 2015, deposits related to these agreements totaled $393 million and are included in other assets.

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The Company entered into an agreement with PLR to guarantee the performance of reinsurance obligations of PLR. During 2015, Pacific Life entered into an agreement with Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA. These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLR or PLRA and Pacific LifeCorp. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC. Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

During 2015, Pacific Life entered into a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to approximately $150 million to PLR. This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp. Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

During 2007, the IRS issued Revenue Ruling 2007-54, which provided the IRS’ interpretation of tax law regarding the computation of the Dividends Received Deductions (DRD) and Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that is on the IRS’ priority guidance plan. The IRS issued Revenue Ruling 2014-7 that superseded Revenue Ruling 2007-54 and Revenue Ruling 2007-61. This ruling holds that the IRS will not address this issue through regulation, but defer to legislative action. Depending on legislative action, the Company could lose a substantial amount of DRD tax benefits, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters. Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies. These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

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The Asset Purchase Agreements of the ACG VIE securitization (Note 4) provide that Pacific LifeCorp will guarantee the performance of certain obligations of ACG, as well as provide certain indemnifications, and that Pacific Life will assume certain obligations of ACG arising from the breach of certain representations and warranties under the Asset Purchase Agreements. Management believes that obligations, if any, related to these guarantees are not likely to have a material adverse effect on the Company’s consolidated financial statements. The financial debt obligations of the ACG VIE securitization are non-recourse to the Company and are not guaranteed by the Company.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2016

MVP VUL 10 and

MVP VUL 10 LTP

PACIFIC SELECT EXEC SEPARATE ACCOUNT

The Policy is a variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2016, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

PREMIUM LIMITATIONS	1
Guideline Premium Limit	1
Modified Endowment Contract	1
Increasing the Net Amount At Risk	1
TRANSFER SERVICES	1
Dollar Cost Averaging	2
Portfolio Rebalancing	2
First Year Transfer	3
Fixed Option Interest Sweep	3
WITHDRAWAL FEATURES	3
Automated Income Option	3
MORE ON POLICY CHARGES	5
Underwriting Methods and Nonstandard Ratings	5
Changes in Face Amount	5
MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES	6
Mortality and Expense Charges	6
Investor Control	6
Comparison to Taxable Investments	7
MORE ON PACIFIC LIFE AND THE POLICIES	7
How We Are Organized	7
Distribution Arrangements	7
The Separate Account	9
Performance	9
Yields	10
Financial Statements	12
Independent Registered Public Accounting Firm and Independent Auditors	12

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

1

Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the grace period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

2

First Year Transfer

Our first year transfer service allows you to make monthly transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy and include specific details on your application.

• You choose a regular amount to be transferred every month for 12 months.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If we make the last transfer during the second Policy Year, we will not count it toward the usual one transfer per year limit for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

3

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 10%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 10%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

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MORE ON POLICY CHARGES

Underwriting Methods and Nonstandard Ratings

We normally use the medical or paramedical method to assign underwriting or insurance Risk Classes, which may require a medical examination. We offer two additional forms of underwriting for executive and employee groups that meet specified multilife guidelines.

Guaranteed issue may be available where an employer-employee relationship exists and where at least 10 lives will be insured. To be eligible, prospective Insureds must be employed in an occupation or industry we consider an acceptable risk, must be full time employees or executives, and must be actively at work on a continuous basis during the 3-month period preceding application for insurance. Maximum Age for an Insured at Policy issue is usually 65, but may be increased to Age 70 if representing less than 5% of the group of Insureds. Cost of insurance rates distinguish between executive only groups and all-employee groups, instead of on individual underwriting information.

Simplified issue may be offered where the group does not qualify for guaranteed issue. Simplified issue is a process of limited underwriting using a short form application that includes health and avocation questions to be completed by each prospective Insured. We may request additional information, including an attending physician’s statement, but will not require a physical examination. Simplified issue is available to executives only, under similar criteria as guaranteed issue, except for lower participation levels and generally higher death benefits permitted per life. Cost of insurance rates are based on both individual underwriting information and executive class experience.

The current cost of insurance rates are generally higher for Policies issued under the guaranteed issue or simplified issue underwriting methods than for Policies issued under the fully underwritten medical or paramedical underwriting method. Guaranteed cost of insurance charges are not affected.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables (gender blended tables are used for unisex cost of insurance rates). The rates are also based on the Age and gender of the Insured unless unisex rates are required.

If we determine from the application for insurance, or any later evidence of insurability, that the Insured presents a risk not accounted for by our standard Risk Classes, typically due to medical history, profession or hobby, we may still issue a Coverage Layer with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The Policy charges may be increased by a nonstandard table factor. In certain cases, there may be an additional flat-rate charge for a period specified at the time the Coverage Layer is issued. If we determine that a nonstandard rating applies to your Coverage Layer, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the Coverage Layer is issued.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, if available under your Policy, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

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MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax adviser for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance Policy.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

6

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax adviser with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2015, 2014 and 2013 was $10,506,662.52, $9,010,122.97, and $4,370,882.90 respectively, of which $0 was retained.

PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of

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applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 105% of premiums paid up to the first target premium

• 4% of premiums paid under targets 2-5

• 3% of premiums paid 6-10

• 2% of premiums paid in excess of the 10th target premium

A target premium is a hypothetical premium that is used only to calculate commissions. It varies with the Death Benefit Option you choose, the Age of the Insured on the Policy Date, and the gender (unless unisex rates are required) and Risk Class of the Insured. A Policy’s target premium will usually be less than, but generally does not exceed 105% of the seven-pay premium. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the seven-pay premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.10% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2015, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: Aim Systems Inc, Arete Wealth Management Llc, Axa Advisors Llc, Benefit Funding Services, Best Practices Of America Llc, Cambridge Invstmt Research Inc, Capital Investment Group Inc, Cbiz Financial Solutions Inc, Cbiz Financial Solutions Inc, CBIZ Life Insurance Solutions Inc, Cetera Investment Services LLC, CLA USA Inc, Clark Securities Inc, Cms National Services LLC, Commonwealth Financial Network, Copperstone Insurance Services L L C, Crump Life Insurance Services Inc, Cuna Brokerage Services Inc, Elite Partners L L C, Exclusive Marketing Organization, Fas Corp, FASI Insurance Services Inc, Fasi of Tx Inc, First Allied Securities Inc, First Heartland Capital Inc, Fsc Securities Corporation, Futurity First Insurance Group Inc, Global View Capital Ins, Highland Capital Brokerage Inc, Impact Partnership LLC, Independent Financial Group Llc, Invest Financial Corporation, Investment Centers Of America Inc, Linsco Private Ledger Corp, Linsco Private Ledger Ins Assc Inc, Lion Street Financial LLC, Mercer Allied Company Lp, Metlife Securities Inc, Money Concepts Capital Corp, N F P Securities Inc, National Insurance Corporation, National Planning Corporation, National Securities Corporation, New England Securities Corporation, New FFR Ins Services Inc, Next Financial Group Inc, NFP Insurance Services Inc, Ogilvie Security Advisors Corp, One Resource Group Corporation, P J Robb Variable Corp, P J Robb Variable Corp, Performance Partners Insurance Solutions LLC, Ramkade Insurance Services Inc, Raymond James & Associates Inc, Raymond James Fin Svcs Inc, Royal Alliance Ins Agcy Of Wy Inc, Sagepoint Financial Inc, Saybrus Equity Services Inc, Saybrus Partners Inc, Securian Financial Services Inc, Securities America Inc, Signator Financial Services Inc, Sii Investments Inc, Strategic Partners Inc, Summit Brokerage Services Inc, The Leaders Group Inc, The Strategic Financial Alliance Inc, Tower Square Securities Inc, United Planners Financial Svcs Of America, Walnut Street Securities, Wealth Preservation &

8

Management Inc, William Stoddart, Windy City Financial Partners Inc, Woodbury Financial Services, and World Group Securities Inc.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

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We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

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Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

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d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2015 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 15-41432-04

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap Core – Class II, Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series - Service Class, MFS Value Series – Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

SA-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	34,696	$337,948	$335,041
Diversified Bond	Diversified Bond Class I *	6,760,569	58,575,124	59,602,038
Floating Rate Income	Floating Rate Income Class I *	291,699	3,024,620	3,021,433
Floating Rate Loan	Floating Rate Loan Class I *	2,140,340	13,052,234	13,070,977
High Yield Bond	High Yield Bond Class I *	11,566,170	75,387,784	74,867,819
Inflation Managed	Inflation Managed Class I *	8,945,005	98,813,967	86,594,558
Inflation Strategy	Inflation Strategy Class I *	181,884	1,834,315	1,764,672
Managed Bond	Managed Bond Class I *	21,742,671	250,204,280	257,900,034
Short Duration Bond	Short Duration Bond Class I *	6,893,707	65,292,790	65,848,011
Emerging Markets Debt	Emerging Markets Debt Class I *	339,127	3,440,310	3,155,481
Comstock	Comstock Class I *	4,355,104	41,803,630	49,776,842
Dividend Growth	Dividend Growth Class I *	3,965,086	44,173,852	59,877,241
Equity Index	Equity Index Class I *	12,905,059	392,659,079	598,604,837
Focused Growth	Focused Growth Class I *	1,478,805	21,760,848	29,856,600
Growth	Growth Class I *	9,087,048	137,985,524	190,832,032
Large-Cap Growth	Large-Cap Growth Class I *	6,057,821	35,755,228	49,506,972
Large-Cap Value	Large-Cap Value Class I *	6,372,497	71,403,246	109,614,446
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,121,802	10,483,061	12,022,519
Main Street® Core	Main Street Core Class I *	6,152,915	117,195,896	181,851,792
Mid-Cap Equity	Mid-Cap Equity Class I *	6,649,819	74,696,907	95,365,021
Mid-Cap Growth	Mid-Cap Growth Class I *	4,462,483	38,793,123	43,457,116
Mid-Cap Value	Mid-Cap Value Class I *	687,492	9,478,820	9,539,376
Small-Cap Equity	Small-Cap Equity Class I *	1,152,424	15,551,995	17,058,917
Small-Cap Growth	Small-Cap Growth Class I *	1,805,900	18,706,103	21,584,105
Small-Cap Index	Small-Cap Index Class I *	11,296,735	127,305,172	192,472,150
Small-Cap Value	Small-Cap Value Class I *	3,870,707	49,537,354	58,862,291
Value Advantage	Value Advantage Class I *	237,164	2,977,810	3,013,632
Emerging Markets	Emerging Markets Class I *	7,957,290	116,323,198	103,403,101
International Large-Cap	International Large-Cap Class I *	18,095,590	119,181,328	136,347,268
International Small-Cap	International Small-Cap Class I *	2,708,948	20,864,189	22,853,752
International Value	International Value Class I *	12,276,583	133,050,655	126,247,530
Health Sciences	Health Sciences Class I *	2,265,568	43,740,300	69,450,172
Real Estate	Real Estate Class I *	4,041,234	68,462,295	88,945,379
Technology	Technology Class I *	3,139,422	15,755,359	17,212,747
Absolute Return	Absolute Return Class I *	4,087	39,838	39,364
Currency Strategies	Currency Strategies Class I *	46,172	482,309	497,179
Equity Long/Short	Equity Long/Short Class I *	455,406	5,297,147	5,267,505
Global Absolute Return	Global Absolute Return Class I *	292,720	3,067,536	3,144,056
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	395,878	5,179,115	5,272,395
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,528,781	22,896,641	24,254,653
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,639,484	25,849,408	27,674,933
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,458,498	15,901,148	16,446,860
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	4,107,508	41,973,937	48,238,616
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,846,193	179,042,124	216,719,763
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	24,044,581	237,948,412	301,429,862
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	10,110,880	101,282,668	127,721,391

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	535,483	18,857,615	17,692,342

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	553,432	10,178,595	10,183,153

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,402,538	29,458,357	28,611,779
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	882,820	60,153,710	59,378,444
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,447,052	66,837,014	64,856,874

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,561,631	25,538,496	20,738,464
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,408,644	63,970,470	57,488,718

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,233	$358,858	$345,285
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	8,060	80,646	76,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	7,168	71,817	69,818
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	15,502	150,055	141,379

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	7,415	361,728	333,384

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,614,506	43,117,241	53,698,470
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	145,770	1,720,003	1,760,904
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	162,949	1,947,650	1,986,345
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	615,078	7,385,794	7,614,668
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	684,921	8,671,978	8,725,891
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	709,817	8,411,448	8,957,891
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	172,073	3,364,751	3,262,496
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	141,687	2,629,114	2,543,281
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	152,085	1,658,431	1,633,397
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	113,444	6,861,227	7,375,027
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,123,317	34,876,260	35,755,181
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	219,247,622	219,247,622	219,247,622
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	402,426	5,621,040	5,891,511

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,230,107	19,795,250	16,237,406
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	2,352,331	42,927,800	37,166,833

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	136,652	2,568,687	2,406,443

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	194,504	11,268,384	10,633,511
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	508,335	17,776,992	14,152,040

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	75,218	909,604	865,754
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	126,107	1,559,542	1,341,783

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	771,974	22,016,407	20,032,714
ClearBridge Variable Mid Cap Core - Class II	ClearBridge Variable Mid Cap Core - Class II	651,844	12,423,251	11,648,450

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	18,037	133,283	120,845

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	164,732	1,978,064	1,835,112
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC	275,012	6,797,947	6,124,516
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	333,812	6,679,816	5,434,455
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,156,560	36,692,934	35,044,092

	M Fund, Inc.
I	M International Equity	4,964,012	56,861,192	55,894,776
II	M Large Cap Growth	1,998,742	39,941,946	43,292,761
III	M Capital Appreciation	1,932,687	47,166,019	48,607,075
V	M Large Cap Value	2,255,275	27,712,940	26,995,643

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	763,301	12,332,708	11,029,697
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	458,310	14,598,647	11,526,488
MFS Value Series - Service Class	MFS Value Series - Service Class	27,616	507,426	500,400

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,685	307,560	293,678

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	195,583	7,884,716	7,351,953

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	491,230	$6,027,011	$5,590,195

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	191,770	2,159,826	1,764,287

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,265,833	53,778,663	73,056,685
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	1,929,344	46,752,446	51,571,357

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	1,573,857	46,042,519	26,566,699

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$335,041	$59,602,038	$3,021,433	$13,070,977	$74,867,819	$86,594,558
Receivables:
Due from Pacific Life Insurance Company	-	20,472	40,994	3,480	12,500	-
Investments sold	-	-	-	-	-	2,162
Total Assets	335,041	59,622,510	3,062,427	13,074,457	74,880,319	86,596,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,245
Investments purchased	-	20,493	40,994	3,493	12,411	-
Total Liabilities	-	20,493	40,994	3,493	12,411	2,245
NET ASSETS	$335,041	$59,602,017	$3,021,433	$13,070,964	$74,867,908	$86,594,475
Units Outstanding	34,481	3,982,935	291,820	1,221,751	1,229,387	1,549,397
Accumulation Unit Value	$9.72	$14.96	$10.35	$10.70	$60.90	$55.89
Cost of Investments	$337,948	$58,575,124	$3,024,620	$13,052,234	$75,387,784	$98,813,967
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,764,672	$257,900,034	$65,848,011	$3,155,481	$49,776,842	$59,877,241
Receivables:
Due from Pacific Life Insurance Company	-	-	52,011	339	19,283	1,314
Investments sold	733	31,084	-	-	-	-
Total Assets	1,765,405	257,931,118	65,900,022	3,155,820	49,796,125	59,878,555
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	734	31,055	-	-	-	-
Investments purchased	-	-	52,016	337	19,102	1,231
Total Liabilities	734	31,055	52,016	337	19,102	1,231
NET ASSETS	$1,764,671	$257,900,063	$65,848,006	$3,155,483	$49,777,023	$59,877,324
Units Outstanding	172,565	3,983,159	5,175,943	331,740	2,641,820	2,576,943
Accumulation Unit Value	$10.23	$64.75	$12.72	$9.51	$18.84	$23.24
Cost of Investments	$1,834,315	$250,204,280	$65,292,790	$3,440,310	$41,803,630	$44,173,852
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$598,604,837	$29,856,600	$190,832,032	$49,506,972	$109,614,446	$12,022,519
Receivables:
Due from Pacific Life Insurance Company	440,697	83,894	-	-	44,604	-
Investments sold	-	-	168,636	8,462	-	8,991
Total Assets	599,045,534	29,940,494	191,000,668	49,515,434	109,659,050	12,031,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	168,550	8,440	-	8,971
Investments purchased	440,345	83,875	-	-	44,217	-
Total Liabilities	440,345	83,875	168,550	8,440	44,217	8,971
NET ASSETS	$598,605,189	$29,856,619	$190,832,118	$49,506,994	$109,614,833	$12,022,539
Units Outstanding	6,492,170	1,219,366	2,413,775	3,623,966	4,134,769	729,210
Accumulation Unit Value	$92.20	$24.49	$79.06	$13.66	$26.51	$16.49
Cost of Investments	$392,659,079	$21,760,848	$137,985,524	$35,755,228	$71,403,246	$10,483,061

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$181,851,792	$95,365,021	$43,457,116	$9,539,376	$17,058,917	$21,584,105
Receivables:
Due from Pacific Life Insurance Company	-	-	8,067	15,481	1,313	-
Investments sold	166,715	118,285	-	-	-	15,085
Total Assets	182,018,507	95,483,306	43,465,183	9,554,857	17,060,230	21,599,190
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	166,688	118,058	-	-	-	15,006
Investments purchased	-	-	8,174	15,501	1,260	-
Total Liabilities	166,688	118,058	8,174	15,501	1,260	15,006
NET ASSETS	$181,851,819	$95,365,248	$43,457,009	$9,539,356	$17,058,970	$21,584,184
Units Outstanding	2,018,936	2,499,895	2,796,056	352,002	714,514	1,043,414
Accumulation Unit Value	$90.07	$38.15	$15.54	$27.10	$23.87	$20.69
Cost of Investments	$117,195,896	$74,696,907	$38,793,123	$9,478,820	$15,551,995	$18,706,103
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$192,472,150	$58,862,291	$3,013,632	$103,403,101	$136,347,268	$22,853,752
Receivables:
Due from Pacific Life Insurance Company	-	-	15,249	16,895	43,118	86
Investments sold	96,894	34,584	-	-	-	-
Total Assets	192,569,044	58,896,875	3,028,881	103,419,996	136,390,386	22,853,838
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	97,240	34,549	-	-	-	-
Investments purchased	-	-	15,249	17,000	43,291	72
Total Liabilities	97,240	34,549	15,249	17,000	43,291	72
NET ASSETS	$192,471,804	$58,862,326	$3,013,632	$103,402,996	$136,347,095	$22,853,766
Units Outstanding	6,366,800	1,525,317	237,150	2,898,732	9,068,039	1,789,652
Accumulation Unit Value	$30.23	$38.59	$12.71	$35.67	$15.04	$12.77
Cost of Investments	$127,305,172	$49,537,354	$2,977,810	$116,323,198	$119,181,328	$20,864,189
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$126,247,530	$69,450,172	$88,945,379	$17,212,747	$39,364	$497,179
Receivables:
Due from Pacific Life Insurance Company	2,410	-	-	-	-	-
Investments sold	-	56,860	80,190	1,225	-	4,413
Total Assets	126,249,940	69,507,032	89,025,569	17,213,972	39,364	501,592
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,843	80,256	1,245	-	4,412
Investments purchased	2,429	-	-	-	-	-
Total Liabilities	2,429	56,843	80,256	1,245	-	4,412
NET ASSETS	$126,247,511	$69,450,189	$88,945,313	$17,212,727	$39,364	$497,180
Units Outstanding	4,867,175	1,342,279	1,405,768	1,789,241	4,081	47,174
Accumulation Unit Value	$25.94	$51.74	$63.27	$9.62	$9.65	$10.54
Cost of Investments	$133,050,655	$43,740,300	$68,462,295	$15,755,359	$39,838	$482,309

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,267,505	$3,144,056	$5,272,395	$24,254,653	$27,674,933	$16,446,860
Receivables:
Due from Pacific Life Insurance Company	-	1	1,292	9,608	17,131	1,132
Total Assets	5,267,505	3,144,057	5,273,687	24,264,261	27,692,064	16,447,992
LIABILITIES
Payables:
Investments purchased	-	-	1,290	9,624	17,130	1,129
Total Liabilities	-	-	1,290	9,624	17,130	1,129
NET ASSETS	$5,267,505	$3,144,057	$5,272,397	$24,254,637	$27,674,934	$16,446,863
Units Outstanding	453,903	299,988	325,544	1,355,447	1,407,429	1,409,870
Accumulation Unit Value	$11.60	$10.48	$16.20	$17.89	$19.66	$11.67
Cost of Investments	$5,297,147	$3,067,536	$5,179,115	$22,896,641	$25,849,408	$15,901,148
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. International Growth Series II	American Century VP Mid Cap Value Class II
ASSETS
Investments in mutual funds, at value	$48,238,616	$216,719,763	$301,429,862	$127,721,391	$17,692,342	$10,183,153
Receivables:
Due from Pacific Life Insurance Company	3,444	38,674	29,339	18,550	40,563	6,689
Total Assets	48,242,060	216,758,437	301,459,201	127,739,941	17,732,905	10,189,842
LIABILITIES
Payables:
Investments purchased	3,500	38,725	29,391	18,651	40,564	6,686
Total Liabilities	3,500	38,725	29,391	18,651	40,564	6,686
NET ASSETS	$48,238,560	$216,719,712	$301,429,810	$127,721,290	$17,692,341	$10,183,156
Units Outstanding	3,984,749	17,370,619	23,509,394	9,924,465	1,459,843	645,029
Accumulation Unit Value	$12.11	$12.48	$12.82	$12.87	$12.12	$15.79
Cost of Investments	$41,973,937	$179,042,124	$237,948,412	$101,282,668	$18,857,615	$10,178,595
	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock iShare Alternative Strategies V.I. Class I
ASSETS
Investments in mutual funds, at value	$28,611,779	$59,378,444	$64,856,874	$20,738,464	$57,488,718	$345,285
Receivables:
Due from Pacific Life Insurance Company	547,740	-	-	24,617	-	-
Investments sold	-	48,508	138,478	-	2,241	-
Total Assets	29,159,519	59,426,952	64,995,352	20,763,081	57,490,959	345,285
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	48,518	138,468	-	2,237	-
Investments purchased	547,741	-	-	24,608	-	-
Total Liabilities	547,741	48,518	138,468	24,608	2,237	-
NET ASSETS	$28,611,778	$59,378,434	$64,856,884	$20,738,473	$57,488,722	$345,285
Units Outstanding	1,284,667	2,624,363	3,216,948	1,128,066	2,967,748	36,525
Accumulation Unit Value	$22.27	$22.63	$20.16	$18.38	$19.37	$9.45
Cost of Investments	$29,458,357	$60,153,710	$66,837,014	$25,538,496	$63,970,470	$358,858

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Freedom 2010 Service Class 2
ASSETS
Investments in mutual funds, at value	$76,165	$69,818	$141,379	$333,384	$53,698,470	$1,760,904
Receivables:
Due from Pacific Life Insurance Company	330	4,364	-	1	-	-
Investments sold	-	-	-	-	54,937	-
Total Assets	76,495	74,182	141,379	333,385	53,753,407	1,760,904
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	55,022	1
Investments purchased	330	4,364	-	1	-	-
Total Liabilities	330	4,364	-	1	55,022	1
NET ASSETS	$76,165	$69,818	$141,379	$333,384	$53,698,385	$1,760,903
Units Outstanding	8,208	7,130	15,973	28,744	2,375,038	130,571
Accumulation Unit Value	$9.28	$9.79	$8.85	$11.60	$22.61	$13.49
Cost of Investments	$80,646	$71,817	$150,055	$361,728	$43,117,241	$1,720,003
	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2
ASSETS
Investments in mutual funds, at value	$1,986,345	$7,614,668	$8,725,891	$8,957,891	$3,262,496	$2,543,281
Receivables:
Due from Pacific Life Insurance Company	316	2,194	644	862	1,395	1,113
Total Assets	1,986,661	7,616,862	8,726,535	8,958,753	3,263,891	2,544,394
LIABILITIES
Payables:
Investments purchased	319	2,184	638	858	1,394	1,113
Total Liabilities	319	2,184	638	858	1,394	1,113
NET ASSETS	$1,986,342	$7,614,678	$8,725,897	$8,957,895	$3,262,497	$2,543,281
Units Outstanding	148,567	583,650	645,860	689,894	241,330	186,129
Accumulation Unit Value	$13.37	$13.05	$13.51	$12.98	$13.52	$13.66
Cost of Investments	$1,947,650	$7,385,794	$8,671,978	$8,411,448	$3,364,751	$2,629,114
	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,633,397	$7,375,027	$35,755,181	$219,247,622	$5,891,511	$16,237,406
Receivables:
Due from Pacific Life Insurance Company	319	8,463	4,395	-	349	-
Investments sold	-	-	-	249,390	-	4,680
Total Assets	1,633,716	7,383,490	35,759,576	219,497,012	5,891,860	16,242,086
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	249,344	-	4,038
Investments purchased	320	8,457	4,299	-	344	-
Total Liabilities	320	8,457	4,299	249,344	344	4,038
NET ASSETS	$1,633,396	$7,375,033	$35,755,277	$219,247,668	$5,891,516	$16,238,048
Units Outstanding	127,155	332,587	1,513,887	21,920,422	304,470	1,447,786
Accumulation Unit Value	$12.85	$22.17	$23.62	$10.00	$19.35	$11.22
Cost of Investments	$1,658,431	$6,861,227	$34,876,260	$219,247,622	$5,621,040	$19,795,250

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Templeton Global Bond VIP Class 2	GE Investments Total Return Class 3	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$37,166,833	$2,406,443	$10,633,511	$14,152,040	$865,754	$1,341,783
Receivables:
Due from Pacific Life Insurance Company	-	-	4,226	-	340	-
Investments sold	10,052	-	-	21,611	-	-
Total Assets	37,176,885	2,406,443	10,637,737	14,173,651	866,094	1,341,783
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	10,028	-	-	21,736	-	2
Investments purchased	-	-	4,227	-	340	-
Total Liabilities	10,028	-	4,227	21,736	340	2
NET ASSETS	$37,166,857	$2,406,443	$10,633,510	$14,151,915	$865,754	$1,341,781
Units Outstanding	3,133,530	175,726	533,026	1,576,129	85,433	95,010
Accumulation Unit Value	$11.86	$13.69	$19.95	$8.98	$10.13	$14.12
Cost of Investments	$42,927,800	$2,568,687	$11,268,384	$17,776,992	$909,604	$1,559,542
	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap Core - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$20,032,714	$11,648,450	$120,845	$1,835,112	$6,124,516	$5,434,455
Receivables:
Due from Pacific Life Insurance Company	737	19,814	-	1,835	956	460
Total Assets	20,033,451	11,668,264	120,845	1,836,947	6,125,472	5,434,915
LIABILITIES
Payables:
Investments purchased	740	19,823	-	1,814	1,061	459
Total Liabilities	740	19,823	-	1,814	1,061	459
NET ASSETS	$20,032,711	$11,648,441	$120,845	$1,835,133	$6,124,411	$5,434,456
Units Outstanding	987,201	655,123	13,290	184,261	413,212	343,590
Accumulation Unit Value	$20.29	$17.78	$9.09	$9.96	$14.82	$15.82
Cost of Investments	$22,016,407	$12,423,251	$133,283	$1,978,064	$6,797,947	$6,679,816
	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$35,044,092	$55,894,776	$43,292,761	$48,607,075	$26,995,643	$11,029,697
Receivables:
Due from Pacific Life Insurance Company	3,615	30,527	10,686	12,024	76	4,419
Total Assets	35,047,707	55,925,303	43,303,447	48,619,099	26,995,719	11,034,116
LIABILITIES
Payables:
Investments purchased	3,635	30,579	10,705	12,021	305	4,425
Total Liabilities	3,635	30,579	10,705	12,021	305	4,425
NET ASSETS	$35,044,072	$55,894,724	$43,292,742	$48,607,078	$26,995,414	$11,029,691
Units Outstanding	3,418,774	1,736,068	943,079	732,052	1,086,046	624,822
Accumulation Unit Value	$10.25	$32.20	$45.91	$66.40	$24.86	$17.65
Cost of Investments	$36,692,934	$56,861,192	$39,941,946	$47,166,019	$27,712,940	$12,332,708

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,526,488	$500,400	$293,678	$7,351,953	$5,590,195	$1,764,287
Receivables:
Due from Pacific Life Insurance Company	-	33	429	5,619	5,908	74
Investments sold	688	-	-	-	-	-
Total Assets	11,527,176	500,433	294,107	7,357,572	5,596,103	1,764,361
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	673	-	-	-	-	-
Investments purchased	-	33	429	5,619	5,997	105
Total Liabilities	673	33	429	5,619	5,997	105
NET ASSETS	$11,526,503	$500,400	$293,678	$7,351,953	$5,590,106	$1,764,256
Units Outstanding	794,088	51,469	22,139	602,661	584,822	159,296
Accumulation Unit Value	$14.52	$9.72	$13.27	$12.20	$9.56	$11.08
Cost of Investments	$14,598,647	$507,426	$307,560	$7,884,716	$6,027,011	$2,159,826
	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$73,056,685	$51,571,357	$26,566,699
Receivables:
Due from Pacific Life Insurance Company	34,191	1,155	34,608
Total Assets	73,090,876	51,572,512	26,601,307
LIABILITIES
Payables:
Investments purchased	34,238	1,272	34,629
Total Liabilities	34,238	1,272	34,629
NET ASSETS	$73,056,638	$51,571,240	$26,566,678
Units Outstanding	2,891,214	2,995,626	1,815,250
Accumulation Unit Value	$25.27	$17.22	$14.64
Cost of Investments	$53,778,663	$46,752,446	$46,042,519

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,755)	405,687	17,901	179,933	2,830,927	(2,010,579)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,907)	(108,385)	13,138	(294,697)	(6,264,084)	(645,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,662)	$297,302	$31,039	($114,764)	($3,433,157)	($2,656,145)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(25,226)	3,379,706	156,664	(170,240)	2,448,131	2,168,135
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(39,796)	(1,629,584)	62,733	(14,968)	(5,590,927)	(960,135)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($65,022)	$1,750,122	$219,397	($185,208)	($3,142,796)	$1,208,000
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	17,582,638	2,615,177	(3,650,414)	2,559,558	4,537,866	1,474,734
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,357,992)	17,957	17,483,698	308,731	(8,007,728)	(1,819,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,224,646	$2,633,134	$13,833,284	$2,868,289	($3,469,862)	($345,119)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,165,917	858,206	1,142,230	697,897	741,489	453,819
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(104,379)	856,478	(3,696,820)	(665,517)	(2,203,887)	(2,350,095)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,061,538	$1,714,684	($2,554,590)	$32,380	($1,462,398)	($1,896,276)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,616,732	1,961,615	235,151	2,791,032	4,946,050	913,794
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,827,373)	(4,751,234)	(414,266)	(21,022,205)	(6,091,637)	2,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,210,641)	($2,789,619)	($179,115)	($18,231,173)	($1,145,587)	$915,897
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(8,185,066)	7,556,276	16,146,169	623,820	(266)	6,982
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,776,445	(1,929,844)	(14,166,042)	(1,212,446)	(474)	(1,374)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,408,621)	$5,626,432	$1,980,127	($588,626)	($740)	$5,608

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short (1)	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,380	39,619	156,575	307,120	524,872	574,479
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,380	39,619	156,575	307,120	524,872	574,479
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(29,642)	(4,480)	(222,172)	(783,049)	(1,214,131)	(541,919)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($28,262)	$35,139	($65,597)	($475,929)	($689,259)	$32,560
	Portfolio			Portfolio Optimization Aggressive-		American Century
	Optimization	Portfolio	Portfolio		Invesco V.I.
	Moderate-	Optimization	Optimization		International	VP Mid Cap
	Conservative	Moderate	Growth	Growth	Growth Series II	Value Class II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$222,256	$152,391
Net Investment Income	-	-	-	-	222,256	152,391
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	786,049	6,104,984	5,264,940	2,989,454	99,214	343,351
Capital gains distributions (2)	-	-	-	-	-	447,003
Realized Gain (Loss) on Investments	786,049	6,104,984	5,264,940	2,989,454	99,214	790,354
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(945,845)	(6,916,052)	(6,013,790)	(4,266,279)	(1,158,537)	(1,124,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($159,796)	($811,068)	($748,850)	($1,276,825)	($837,067)	($182,114)
	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation	BlackRock iShare Alternative Strategies

	Fund Class 4 (1)	Fund Class 4 (1)	Fund Class 4 (1)	V.I. Class III	V.I. Class III	V.I. Class I (1)
INVESTMENT INCOME
Dividends (2)	$412,618	$405,187	$817,165	$281,568	$623,436	$10,509
Net Investment Income	412,618	405,187	817,165	281,568	623,436	10,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,834	342	(9,603)	1,305,232	287,365	(516)
Capital gains distributions (2)	-	-	-	2,523,441	3,543,199	-
Realized Gain (Loss) on Investments	3,834	342	(9,603)	3,828,673	3,830,564	(516)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(846,578)	(775,266)	(1,980,140)	(5,497,836)	(5,049,578)	(13,573)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($430,126)	($369,737)	($1,172,578)	($1,387,595)	($595,578)	($3,580)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	BlackRock	BlackRock	BlackRock iShares Equity Appreciation
	iShares Dynamic	iShares Dynamic		Dreyfus	Fidelity VIP	Fidelity VIP
	Allocation	Fixed Income		Appreciation	Contrafund	Freedom 2010
	V.I. Class I (1)	V.I. Class I (1)	V.I. Class I (1)	Service Shares	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,442	$1,246	$2,545	$6,076	$447,540	$28,495
Net Investment Income	1,442	1,246	2,545	6,076	447,540	28,495
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(238)	(187)	(191)	(6,366)	5,125,784	16,619
Capital gains distributions (2)	-	-	-	21,588	5,180,890	4,914
Realized Gain (Loss) on Investments	(238)	(187)	(191)	15,222	10,306,674	21,533
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,481)	(1,999)	(8,676)	(33,428)	(10,479,207)	(43,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($3,277)	($940)	($6,322)	($12,130)	$275,007	$6,466
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (2)	$32,618	$125,695	$144,258	$135,679	$46,655	$39,613
Net Investment Income	32,618	125,695	144,258	135,679	46,655	39,613
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	101,861	385,888	426,740	243,353	10,713	20,836
Capital gains distributions (2)	10,759	34,500	46,150	48,564	16,333	13,531
Realized Gain (Loss) on Investments	112,620	420,388	472,890	291,917	27,046	34,367
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(147,013)	(551,977)	(722,664)	(485,487)	(110,949)	(115,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,775)	($5,894)	($105,516)	($57,891)	($37,248)	($41,492)
				Fidelity VIP	Fidelity VIP Value Strategies
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government		Templeton
	Freedom Income	Growth	Mid Cap	Money Market		Foreign
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$25,894	$2,277	$95,499	$17,845	$56,221	$508,789
Net Investment Income	25,894	2,277	95,499	17,845	56,221	508,789
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,993	1,122,966	1,922,207	-	348,709	(435,150)
Capital gains distributions (2)	2,256	246,292	4,613,489	-	4,656	519,667
Realized Gain (Loss) on Investments	12,249	1,369,258	6,535,696	-	353,365	84,517
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,762)	(884,790)	(7,164,762)	-	(641,235)	(1,676,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($11,619)	$486,745	($533,567)	$17,845	($231,649)	($1,082,706)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					Lazard Retirement Global Dynamic	Lazard
		GE Investments	Janus Aspen Series	Janus Aspen Series		Retirement
	Templeton					U.S. Strategic
	Global Bond	Total Return	Enterprise	Overseas	Multi Asset	Equity
	VIP Class 2	Class 3	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$3,032,254	$38,193	$51,581	$83,762	$-	$6,078
Net Investment Income	3,032,254	38,193	51,581	83,762	-	6,078
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(547,414)	32,865	570,691	(676,541)	(11,667)	(137,856)
Capital gains distributions (1)	196,942	78,263	1,026,459	500,867	20,783	91,946
Realized Gain (Loss) on Investments	(350,472)	111,128	1,597,150	(175,674)	9,116	(45,910)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,369,359)	(181,489)	(1,441,864)	(1,299,575)	(17,222)	(35,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,687,577)	($32,168)	$206,867	($1,391,487)	($8,106)	($75,340)
	ClearBridge	ClearBridge	Western Asset	Lord Abbett	Lord Abbett	Lord Abbett
	Variable	Variable	Variable Global	Bond	Developing	Fundamental
	Aggressive	Mid Cap	High Yield Bond -	Debenture	Growth	Equity
	Growth - Class II	Core - Class II	Class II (2)	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$16,177	$15,753	$6,679	$75,595	$-	$65,435
Net Investment Income	16,177	15,753	6,679	75,595	-	65,435
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	791,863	2,710,627	(570)	(49,788)	100,617	(139,832)
Capital gains distributions (1)	2,148,196	688,219	-	8,398	49,977	463,945
Realized Gain (Loss) on Investments	2,940,059	3,398,846	(570)	(41,390)	150,594	324,113
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,452,679)	(3,087,229)	(12,438)	(89,338)	(824,563)	(591,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($496,443)	$327,370	($6,329)	($55,133)	($673,969)	($202,001)
						MFS New
	Lord Abbett					Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$970,932	$990,516	$12,220	$-	$374,475	$-
Net Investment Income	970,932	990,516	12,220	-	374,475	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	67,946	2,124,748	4,711,392	2,083,541	948,662	(1,409,965)
Capital gains distributions (1)	50,427	-	7,332,131	5,578,408	2,407,097	485,071
Realized Gain (Loss) on Investments	118,373	2,124,748	12,043,523	7,661,949	3,355,759	(924,894)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,451,050)	(5,071,568)	(8,649,585)	(11,027,108)	(4,009,947)	549,689
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($361,745)	($1,956,304)	$3,406,158	($3,365,159)	($279,713)	($375,205)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
					PIMCO Global
	MFS	MFS	Neuberger Berman		Multi-Asset
	Utilities	Value	Socially	Oppenheimer	Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class (1)	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (2)	$538,119	$1,550	$1,694	$55,181	$96,821	$-
Net Investment Income	538,119	1,550	1,694	55,181	96,821	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,446,616	7,020	11,510	8,678	(69,150)	3,749
Capital gains distributions (2)	944,460	4,370	26,788	339,936	-	106,535
Realized Gain (Loss) on Investments	2,391,076	11,390	38,298	348,614	(69,150)	110,284
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,904,619)	(7,026)	(35,805)	(481,187)	(42,335)	(341,751)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	($1,975,424)	$5,914	$4,187	($77,392)	($14,664)	($231,467)
			Van Eck
	T. Rowe Price	T. Rowe Price	VIP Global
	Blue Chip	Equity	Hard Assets
	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (2)	$-	$847,925	$11,522
Net Investment Income	-	847,925	11,522
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,278,239	1,352,147	(5,581,637)
Capital gains distributions (2)	-	1,164,300	-
Realized Gain (Loss) on Investments	3,278,239	2,516,447	(5,581,637)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,313,467	(7,175,330)	(8,884,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,591,706	($3,810,958)	($14,454,419)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	(1,755)		405,687	353,798	17,901	52,175
Change in net unrealized appreciation (depreciation) on investments	(2,907)		(108,385)	1,193,558	13,138	(31,596)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,662)		297,302	1,547,356	31,039	20,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,340		2,047,954	1,210,287	1,010,611	150,795
Transfers between variable and fixed accounts, net	304,919		20,087,031	23,891,909	(54,674)	1,287,054
Policy maintenance charges	(10,174)		(2,457,175)	(1,099,487)	(146,569)	(98,490)
Policy benefits and terminations	-		(2,917,825)	(1,872,282)	(233,868)	(86,211)
Policy loans and loan repayments (2)	(441)		(127,533)	(69,470)	(9,479)	38,966
Other (2)	59		14,371	5,620	241	344
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	339,703		16,646,823	22,066,577	566,262	1,292,458
NET INCREASE (DECREASE) IN NET ASSETS	335,041		16,944,125	23,613,933	597,301	1,313,037
NET ASSETS
Beginning of Year or Period	-		42,657,892	19,043,959	2,424,132	1,111,095
End of Year or Period	$335,041		$59,602,017	$42,657,892	$3,021,433	$2,424,132

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	179,933	1,019	2,830,927	1,748,244	(2,010,579)	(2,091,830)
Change in net unrealized appreciation (depreciation) on investments	(294,697)	200,092	(6,264,084)	(1,298,833)	(645,566)	5,383,843
Net Increase (Decrease) in Net Assets
Resulting from Operations	(114,764)	201,111	(3,433,157)	449,411	(2,656,145)	3,292,013
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	924,608	1,533,272	4,502,854	4,694,505	4,573,194	4,765,536
Transfers between variable and fixed accounts, net	(1,455,160)	(6,216,492)	(7,924,483)	(745,239)	(2,289,679)	(6,002,894)
Policy maintenance charges	(741,960)	(905,499)	(3,855,934)	(4,282,284)	(4,347,273)	(4,702,806)
Policy benefits and terminations	(607,195)	(605,913)	(3,482,442)	(3,933,672)	(4,991,105)	(5,163,750)
Policy loans and loan repayments (2)	537	(489)	355,058	(316,266)	303,399	(420,037)
Other (2)	6,542	5,568	29,167	26,043	33,650	26,615
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,872,628)	(6,189,553)	(10,375,780)	(4,556,913)	(6,717,814)	(11,497,336)
NET INCREASE (DECREASE) IN NET ASSETS	(1,987,392)	(5,988,442)	(13,808,937)	(4,107,502)	(9,373,959)	(8,205,323)
NET ASSETS
Beginning of Year	15,058,356	21,046,798	88,676,845	92,784,347	95,968,434	104,173,757
End of Year	$13,070,964	$15,058,356	$74,867,908	$88,676,845	$86,594,475	$95,968,434

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(25,226)	(72,384)	3,379,706	6,690,333	156,664	69,226
Change in net unrealized appreciation (depreciation) on investments	(39,796)	83,316	(1,629,584)	7,306,821	62,733	346,649
Net Increase (Decrease) in Net Assets
Resulting from Operations	(65,022)	10,932	1,750,122	13,997,154	219,397	415,875
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,451	141,630	13,824,034	15,142,531	4,868,585	4,063,810
Transfers between variable and fixed accounts, net	339,767	65,839	(11,664,148)	(35,987,272)	5,101,014	9,133,626
Policy maintenance charges	(76,772)	(58,722)	(12,986,260)	(15,103,790)	(3,581,147)	(3,300,557)
Policy benefits and terminations	(29,981)	(21,700)	(12,349,963)	(27,593,912)	(7,125,484)	(2,920,138)
Policy loans and loan repayments (1)	(24,362)	(181,876)	(40,624)	(1,835,326)	(909,228)	(589,648)
Other (1)	638	404	69,162	50,570	30,167	25,483
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	471,741	(54,425)	(23,147,799)	(65,327,199)	(1,616,093)	6,412,576
NET INCREASE (DECREASE) IN NET ASSETS	406,719	(43,493)	(21,397,677)	(51,330,045)	(1,396,696)	6,828,451
NET ASSETS
Beginning of Year	1,357,952	1,401,445	279,297,740	330,627,785	67,244,702	60,416,251
End of Year	$1,764,671	$1,357,952	$257,900,063	$279,297,740	$65,848,006	$67,244,702

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(170,240)	(45,041)	2,448,131	3,915,510	2,168,135	2,771,339
Change in net unrealized appreciation (depreciation) on investments	(14,968)	(133,859)	(5,590,927)	626,622	(960,135)	3,277,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	(185,208)	(178,900)	(3,142,796)	4,542,132	1,208,000	6,049,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	262,580	172,932	4,241,282	3,819,385	3,263,805	2,899,201
Transfers between variable and fixed accounts, net	(372,096)	727,888	(1,210,474)	4,042,184	3,791,523	(136,211)
Policy maintenance charges	(134,130)	(115,842)	(2,878,657)	(2,734,211)	(2,544,426)	(2,290,963)
Policy benefits and terminations	(78,195)	(44,221)	(1,781,064)	(1,947,501)	(2,438,223)	(2,660,292)
Policy loans and loan repayments (1)	(24,481)	9,423	(144,593)	(432,337)	(49,796)	(212,795)
Other (1)	1,090	4,199	9,393	7,601	11,046	12,183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(345,232)	754,379	(1,764,113)	2,755,121	2,033,929	(2,388,877)
NET INCREASE (DECREASE) IN NET ASSETS	(530,440)	575,479	(4,906,909)	7,297,253	3,241,929	3,660,211
NET ASSETS
Beginning of Year	3,685,923	3,110,444	54,683,932	47,386,679	56,635,395	52,975,184
End of Year	$3,155,483	$3,685,923	$49,777,023	$54,683,932	$59,877,324	$56,635,395

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements.

SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,582,638	15,028,744	2,615,177	1,068,548	(3,650,414)	(3,867,038)
Change in net unrealized appreciation (depreciation) on investments	(11,357,992)	54,318,620	17,957	1,327,482	17,483,698	20,048,274
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,224,646	69,347,364	2,633,134	2,396,030	13,833,284	16,181,236
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,738,178	20,744,473	1,324,584	1,387,537	8,182,679	8,433,013
Transfers between variable and fixed accounts, net	22,271,751	37,501,141	2,360,395	(322,966)	(5,070,854)	(7,659,607)
Policy maintenance charges	(23,002,025)	(21,663,522)	(1,288,552)	(1,271,954)	(9,338,929)	(10,094,892)
Policy benefits and terminations	(20,804,611)	(35,511,029)	(1,387,881)	(858,645)	(10,267,543)	(10,482,995)
Policy loans and loan repayments (1)	(385,989)	(1,670,326)	(180,423)	(98,599)	318,127	(1,104,215)
Other (1)	131,680	104,717	4,005	7,726	5,602	15,740
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	948,984	(494,546)	832,128	(1,156,901)	(16,170,918)	(20,892,956)
NET INCREASE (DECREASE) IN NET ASSETS	7,173,630	68,852,818	3,465,262	1,239,129	(2,337,634)	(4,711,720)
NET ASSETS
Beginning of Year	591,431,559	522,578,741	26,391,357	25,152,228	193,169,752	197,881,472
End of Year	$598,605,189	$591,431,559	$29,856,619	$26,391,357	$190,832,118	$193,169,752

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,559,558	2,911,176	4,537,866	1,484,581	1,474,734	359,967
Change in net unrealized appreciation (depreciation) on investments	308,731	693,293	(8,007,728)	11,483,203	(1,819,853)	1,394,342
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,868,289	3,604,469	(3,469,862)	12,967,784	(345,119)	1,754,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,705,488	2,642,147	5,336,897	4,864,343	591,632	577,233
Transfers between variable and fixed accounts, net	2,968,662	(241,990)	(6,194,441)	(1,847,406)	(336,987)	2,190,755
Policy maintenance charges	(2,169,963)	(2,197,959)	(4,471,685)	(4,642,466)	(585,700)	(463,775)
Policy benefits and terminations	(2,779,421)	(2,463,247)	(4,524,655)	(4,619,280)	(835,072)	(388,065)
Policy loans and loan repayments (1)	(277,416)	(308,479)	(393,164)	87,021	(109,877)	(217,568)
Other (1)	(1,141)	4,563	12,110	8,087	3,839	4,919
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	446,209	(2,564,965)	(10,234,938)	(6,149,701)	(1,272,165)	1,703,499
NET INCREASE (DECREASE) IN NET ASSETS	3,314,498	1,039,504	(13,704,800)	6,818,083	(1,617,284)	3,457,808
NET ASSETS
Beginning of Year	46,192,496	45,152,992	123,319,633	116,501,550	13,639,823	10,182,015
End of Year	$49,506,994	$46,192,496	$109,614,833	$123,319,633	$12,022,539	$13,639,823

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	6,165,917	3,608,676	858,206	525,539	1,142,230	1,671,764
Change in net unrealized appreciation (depreciation) on investments	(104,379)	15,538,142	856,478	3,796,196	(3,696,820)	2,240,864
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,061,538	19,146,818	1,714,684	4,321,735	(2,554,590)	3,912,628
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,218,586	8,332,110	3,946,893	4,386,035	3,051,798	2,890,016
Transfers between variable and fixed accounts, net	(3,530,811)	(899,285)	(3,646,903)	(4,523,258)	(2,436,169)	(2,059,638)
Policy maintenance charges	(9,642,910)	(9,542,673)	(4,068,445)	(4,443,745)	(2,238,157)	(2,265,422)
Policy benefits and terminations	(7,852,673)	(11,877,943)	(4,262,738)	(6,003,537)	(1,552,013)	(1,853,863)
Policy loans and loan repayments (1)	689,085	(1,246,185)	(239,115)	(617,498)	(194,954)	(170,316)
Other (1)	13,616	5,180	10,312	12,294	8,784	2,847
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(12,105,107)	(15,228,796)	(8,259,996)	(11,189,709)	(3,360,711)	(3,456,376)
NET INCREASE (DECREASE) IN NET ASSETS	(6,043,569)	3,918,022	(6,545,312)	(6,867,974)	(5,915,301)	456,252
NET ASSETS
Beginning of Year	187,895,388	183,977,366	101,910,560	108,778,534	49,372,310	48,916,058
End of Year	$181,851,819	$187,895,388	$95,365,248	$101,910,560	$43,457,009	$49,372,310

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	697,897	1,355,737	741,489	443,259	453,819	3,613,658
Change in net unrealized appreciation (depreciation) on investments	(665,517)	(674,664)	(2,203,887)	(141,331)	(2,350,095)	(4,092,841)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,380	681,073	(1,462,398)	301,928	(1,896,276)	(479,183)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,272,160	989,308	1,118,275	931,569	-	782,919
Transfers between variable and fixed accounts, net	(3,163,662)	(320,216)	50,657	2,216,242	(2,338,661)	(7,254,508)
Policy maintenance charges	(679,458)	(700,160)	(935,904)	(879,005)	(1,144,503)	(1,543,175)
Policy benefits and terminations	(556,555)	(635,405)	(583,417)	(526,669)	(1,105,003)	(2,339,783)
Policy loans and loan repayments (1)	(106,828)	(7,723)	20,821	194,369	(224,652)	(321,054)
Other (1)	860	(1,973)	4,372	2,382	(640)	5,712
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,233,483)	(676,169)	(325,196)	1,938,888	(4,813,459)	(10,669,889)
NET INCREASE (DECREASE) IN NET ASSETS	(3,201,103)	4,904	(1,787,594)	2,240,816	(6,709,735)	(11,149,072)
NET ASSETS
Beginning of Year	12,740,459	12,735,555	18,846,564	16,605,748	28,293,919	39,442,991
End of Year	$9,539,356	$12,740,459	$17,058,970	$18,846,564	$21,584,184	$28,293,919

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,616,732	4,296,257	1,961,615	3,218,383	235,151	18,846
Change in net unrealized appreciation (depreciation) on investments	(14,827,373)	4,360,708	(4,751,234)	390,466	(414,266)	444,261
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,210,641)	8,656,965	(2,789,619)	3,608,849	(179,115)	463,107
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,478,852	7,491,673	3,175,789	3,141,514	168,181	33,330
Transfers between variable and fixed accounts, net	(4,260,302)	(3,286,404)	(2,630,232)	(3,080,362)	(2,943,643)	5,460,494
Policy maintenance charges	(8,484,065)	(9,154,897)	(2,509,017)	(2,627,731)	(70,269)	(39,496)
Policy benefits and terminations	(8,027,044)	(12,898,710)	(2,504,487)	(3,259,570)	(2,149)	-
Policy loans and loan repayments (1)	(198,181)	(212,263)	(424,990)	(27,557)	13,220	(6,243)
Other (1)	35,273	21,064	21,733	23,548	26	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,455,467)	(18,039,537)	(4,871,204)	(5,830,158)	(2,834,634)	5,448,268
NET INCREASE (DECREASE) IN NET ASSETS	(23,666,108)	(9,382,572)	(7,660,823)	(2,221,309)	(3,013,749)	5,911,375
NET ASSETS
Beginning of Year	216,137,912	225,520,484	66,523,149	68,744,458	6,027,381	116,006
End of Year	$192,471,804	$216,137,912	$58,862,326	$66,523,149	$3,013,632	$6,027,381

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,791,032	6,996,313	4,946,050	5,891,699	913,794	(22,619)
Change in net unrealized appreciation (depreciation) on investments	(21,022,205)	(13,598,808)	(6,091,637)	(12,939,177)	2,103	(317,902)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(18,231,173)	(6,602,495)	(1,145,587)	(7,047,478)	915,897	(340,521)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,147,489	6,109,089	8,455,129	7,570,247	1,253,045	732,574
Transfers between variable and fixed accounts, net	(3,600,550)	(1,785,967)	2,387,275	(3,328,208)	7,879,478	2,972,999
Policy maintenance charges	(4,925,496)	(5,379,364)	(5,859,673)	(5,871,960)	(843,839)	(631,319)
Policy benefits and terminations	(3,848,920)	(5,805,397)	(3,986,779)	(6,542,680)	(775,655)	(555,058)
Policy loans and loan repayments (1)	(315,804)	(463,034)	(204,978)	(6,195,666)	34,039	(29,631)
Other (1)	48,071	25,174	50,928	35,528	5,821	4,825
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(6,495,210)	(7,299,499)	841,902	(14,332,739)	7,552,889	2,494,390
NET INCREASE (DECREASE) IN NET ASSETS	(24,726,383)	(13,901,994)	(303,685)	(21,380,217)	8,468,786	2,153,869
NET ASSETS
Beginning of Year	128,129,379	142,031,373	136,650,780	158,030,997	14,384,980	12,231,111
End of Year	$103,402,996	$128,129,379	$136,347,095	$136,650,780	$22,853,766	$14,384,980

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(8,185,066)	(8,923,011)	7,556,276	3,982,041	16,146,169	12,432,298
Change in net unrealized appreciation (depreciation) on investments	4,776,445	(6,290,163)	(1,929,844)	8,105,913	(14,166,042)	13,641,281
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,408,621)	(15,213,174)	5,626,432	12,087,954	1,980,127	26,073,579
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,579,483	7,922,829	3,650,601	3,020,745	5,238,911	4,030,657
Transfers between variable and fixed accounts, net	2,083,334	1,933,791	1,608,290	3,480,662	(15,548,765)	(256,346)
Policy maintenance charges	(6,372,712)	(6,591,898)	(3,009,577)	(2,455,633)	(3,905,382)	(3,697,561)
Policy benefits and terminations	(5,798,761)	(6,526,728)	(2,213,811)	(2,275,433)	(3,781,322)	(3,613,203)
Policy loans and loan repayments (1)	1,095,214	(471,928)	(363,458)	190,198	(345,110)	(5,353,175)
Other (1)	59,059	29,706	17,105	8,063	17,498	12,503
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(354,383)	(3,704,228)	(310,850)	1,968,602	(18,324,170)	(8,877,125)
NET INCREASE (DECREASE) IN NET ASSETS	(3,763,004)	(18,917,402)	5,315,582	14,056,556	(16,344,043)	17,196,454
NET ASSETS
Beginning of Year	130,010,515	148,927,917	64,134,607	50,078,051	105,289,356	88,092,902
End of Year	$126,247,511	$130,010,515	$69,450,189	$64,134,607	$88,945,313	$105,289,356

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$-	$-
Realized gain (loss) on investments	623,820	372,401	(266)		6,982	(262)
Change in net unrealized appreciation (depreciation) on investments	(1,212,446)	1,140,499	(474)		(1,374)	17,562
Net Increase (Decrease) in Net Assets
Resulting from Operations	(588,626)	1,512,900	(740)		5,608	17,300
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	985,082	967,102	808		20,705	12,515
Transfers between variable and fixed accounts, net	2,215,236	(6,003)	40,249		(6,355)	394,561
Policy maintenance charges	(816,829)	(777,940)	(1,078)		(16,625)	(8,210)
Policy benefits and terminations	(698,868)	(659,731)	-		(16,957)	(16,825)
Policy loans and loan repayments (1)	(94,208)	(89,905)	-		8,862	(9,027)
Other (1)	6,720	2,549	125		178	183
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,597,133	(563,928)	40,104		(10,192)	373,197
NET INCREASE (DECREASE) IN NET ASSETS	1,008,507	948,972	39,364		(4,584)	390,497
NET ASSETS
Beginning of Year or Period	16,204,220	15,255,248	-		501,764	111,267
End of Year or Period	$17,212,727	$16,204,220	$39,364		$497,180	$501,764

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-		$-	$-	$-	$-
Realized gain (loss) on investments	1,380		39,619	455	156,575	79,494
Change in net unrealized appreciation (depreciation) on investments	(29,642)		(4,480)	67,101	(222,172)	121,145
Net Increase (Decrease) in Net Assets
Resulting from Operations	(28,262)		35,139	67,556	(65,597)	200,639
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,948		97,011	15,273	509,670	465,216
Transfers between variable and fixed accounts, net	5,286,011		1,686,415	417,237	510,100	1,551,765
Policy maintenance charges	(4,627)		(92,237)	(44,523)	(370,627)	(299,440)
Policy benefits and terminations	-		(11,874)	(12,630)	(287,830)	(98,831)
Policy loans and loan repayments (2)	6,475		3,680	(49)	126,706	(54,286)
Other (2)	(40)		416	168	3,054	1,547
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,295,767		1,683,411	375,476	491,073	1,565,971
NET INCREASE (DECREASE) IN NET ASSETS	5,267,505		1,718,550	443,032	425,476	1,766,610
NET ASSETS
Beginning of Year or Period	-		1,425,507	982,475	4,846,921	3,080,311
End of Year or Period	$5,267,505		$3,144,057	$1,425,507	$5,272,397	$4,846,921

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	307,120	392,507	524,872	665,913	574,479	1,178,884
Change in net unrealized appreciation (depreciation) on investments	(783,049)	456,253	(1,214,131)	381,123	(541,919)	(366,744)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(475,929)	848,760	(689,259)	1,047,036	32,560	812,140
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,130,084	2,512,070	3,286,150	3,255,002	1,300,519	1,520,024
Transfers between variable and fixed accounts, net	2,080,868	6,485,428	4,197,775	4,440,180	(642,753)	(2,700,088)
Policy maintenance charges	(2,022,568)	(1,505,435)	(1,640,943)	(1,212,965)	(1,449,935)	(1,586,016)
Policy benefits and terminations	(261,739)	(372,864)	(570,332)	(1,263,526)	(1,769,564)	(4,780,047)
Policy loans and loan repayments (2)	(39,374)	(41,192)	(674,419)	(302,398)	(194,887)	(153,271)
Other (2)	2,473	(3,153)	4,440	8,286	13,669	8,783
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,889,744	7,074,854	4,602,671	4,924,579	(2,742,951)	(7,690,615)
NET INCREASE (DECREASE) IN NET ASSETS	2,413,815	7,923,614	3,913,412	5,971,615	(2,710,391)	(6,878,475)
NET ASSETS
Beginning of Year	21,840,822	13,917,208	23,761,522	17,789,907	19,157,254	26,035,729
End of Year	$24,254,637	$21,840,822	$27,674,934	$23,761,522	$16,446,863	$19,157,254

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	786,049	1,032,882	6,104,984	3,486,329	5,264,940	5,743,013
Change in net unrealized appreciation (depreciation) on investments	(945,845)	899,879	(6,916,052)	6,917,932	(6,013,790)	9,383,685
Net Increase (Decrease) in Net Assets
Resulting from Operations	(159,796)	1,932,761	(811,068)	10,404,261	(748,850)	15,126,698
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,281,294	3,090,918	16,820,792	16,741,576	24,080,809	24,805,202
Transfers between variable and fixed accounts, net	1,207,431	(1,653,790)	(4,011,730)	2,942,625	(768,947)	1,034,100
Policy maintenance charges	(2,834,998)	(2,893,135)	(14,466,549)	(14,169,253)	(17,007,263)	(17,299,310)
Policy benefits and terminations	(1,957,813)	(2,610,329)	(14,044,348)	(8,577,741)	(12,267,576)	(14,642,708)
Policy loans and loan repayments (1)	(188,108)	456,443	(1,876,947)	(1,162,842)	(2,560,186)	(3,505,591)
Other (1)	16,314	17,472	94,300	70,261	193,618	199,616
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(475,880)	(3,592,421)	(17,484,482)	(4,155,374)	(8,329,545)	(9,408,691)
NET INCREASE (DECREASE) IN NET ASSETS	(635,676)	(1,659,660)	(18,295,550)	6,248,887	(9,078,395)	5,718,007
NET ASSETS
Beginning of Year	48,874,236	50,533,896	235,015,262	228,766,375	310,508,205	304,790,198
End of Year	$48,238,560	$48,874,236	$216,719,712	$235,015,262	$301,429,810	$310,508,205

	Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$222,256	$123,323	$152,391	$93,123
Realized gain (loss) on investments	2,989,454	2,667,444	99,214	352,577	790,354	1,039,245
Change in net unrealized appreciation (depreciation) on investments	(4,266,279)	3,983,162	(1,158,537)	(519,040)	(1,124,859)	250,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,276,825)	6,650,606	(837,067)	(43,140)	(182,114)	1,383,367
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,051,746	12,024,438	1,156,991	761,624	598,816	524,089
Transfers between variable and fixed accounts, net	(1,956,568)	2,339,575	9,473,916	3,695,700	510,607	1,841,042
Policy maintenance charges	(7,013,456)	(7,051,146)	(767,934)	(386,318)	(386,225)	(281,835)
Policy benefits and terminations	(5,096,083)	(5,905,733)	(222,937)	(161,577)	(319,288)	(1,042,401)
Policy loans and loan repayments (1)	315,033	(2,694,469)	(216,479)	(114,819)	(62,895)	201,589
Other (1)	65,799	63,071	4,024	1,359	4,273	4,340
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(633,529)	(1,224,264)	9,427,581	3,795,969	345,288	1,246,824
NET INCREASE (DECREASE) IN NET ASSETS	(1,910,354)	5,426,342	8,590,514	3,752,829	163,174	2,630,191
NET ASSETS
Beginning of Year	129,631,644	124,205,302	9,101,827	5,348,998	10,019,982	7,389,791
End of Year	$127,721,290	$129,631,644	$17,692,341	$9,101,827	$10,183,156	$10,019,982

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2015

	American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)		American Funds IS Growth-Income Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$412,618		$405,187		$817,165
Realized gain (loss) on investments	3,834		342		(9,603)
Change in net unrealized appreciation (depreciation) on investments	(846,578)		(775,266)		(1,980,140)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(430,126)		(369,737)		(1,172,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	592,107		702,693		952,080
Transfers between variable and fixed accounts, net	28,877,287		60,031,318		66,040,055
Policy maintenance charges	(321,854)		(523,387)		(634,201)
Policy benefits and terminations	(57,627)		(439,731)		(324,058)
Policy loans and loan repayments	(46,941)		(28,738)		(8,984)
Other	(1,068)		6,016		4,570
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	29,041,904		59,748,171		66,029,462
NET INCREASE (DECREASE) IN NET ASSETS	28,611,778		59,378,434		64,856,884
NET ASSETS
Beginning of Period	-		-		-
End of Period	$28,611,778		$59,378,434		$64,856,884

	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$281,568	$261,503	$623,436	$1,339,567	$10,509
Realized gain (loss) on investments	3,828,673	4,914,584	3,830,564	5,923,572	(516)
Change in net unrealized appreciation (depreciation) on investments	(5,497,836)	(3,353,189)	(5,049,578)	(6,214,409)	(13,573)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,387,595)	1,822,898	(595,578)	1,048,730	(3,580)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,005,415	902,783	4,193,543	4,742,079	13,174
Transfers between variable and fixed accounts, net	854,761	2,730,031	(576,566)	3,902,963	347,887
Policy maintenance charges	(891,447)	(815,732)	(3,323,503)	(3,202,897)	(8,316)
Policy benefits and terminations	(1,595,371)	(515,450)	(1,914,486)	(3,014,153)	(3,940)
Policy loans and loan repayments (2)	90,371	84,308	(36,943)	138,804	-
Other (2)	6,286	15,199	26,628	22,192	60
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(529,985)	2,401,139	(1,631,327)	2,588,988	348,865
NET INCREASE (DECREASE) IN NET ASSETS	(1,917,580)	4,224,037	(2,226,905)	3,637,718	345,285
NET ASSETS
Beginning of Year or Period	22,656,053	18,432,016	59,715,627	56,077,909	-
End of Year or Period	$20,738,473	$22,656,053	$57,488,722	$59,715,627	$345,285

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Dynamic Allocation V.I. Class I (1)		Dynamic Fixed Income V.I. Class I (1)		Equity Appreciation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,442		$1,246		$2,545
Realized gain (loss) on investments	(238)		(187)		(191)
Change in net unrealized appreciation (depreciation) on investments	(4,481)		(1,999)		(8,676)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,277)		(940)		(6,322)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	63		16		7,430
Transfers between variable and fixed accounts, net	82,914		58,067		143,248
Policy maintenance charges	(1,686)		(1,724)		(2,949)
Policy benefits and terminations	-		-		-
Policy loans and loan repayments	(1,839)		14,387		-
Other	(10)		12		(28)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	79,442		70,758		147,701
NET INCREASE (DECREASE) IN NET ASSETS	76,165		69,818		141,379
NET ASSETS
Beginning of Period	-		-		-
End of Period	$76,165		$69,818		$141,379

	Dreyfus Appreciation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2010
	Service Shares		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,076	$4,779	$447,540	$419,269	$28,495	$13,132
Realized gain (loss) on investments	15,222	15,749	10,306,674	3,330,747	21,533	25,303
Change in net unrealized appreciation (depreciation) on investments	(33,428)	(4,156)	(10,479,207)	2,499,615	(43,562)	(1,112)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(12,130)	16,372	275,007	6,249,631	6,466	37,323
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,825	19,464	3,025,989	2,757,910	99,727	105,058
Transfers between variable and fixed accounts, net	53,858	155,626	(3,110,947)	(1,348,672)	851,762	16,307
Policy maintenance charges	(22,437)	(18,972)	(2,608,515)	(2,529,004)	(64,285)	(57,928)
Policy benefits and terminations	(17,324)	(16,765)	(2,466,666)	(1,343,158)	(74,658)	(20,247)
Policy loans and loan repayments (2)	1,150	(3,725)	(171,857)	(271,284)	(3,883)	(13,135)
Other (2)	229	(90)	15,403	13,393	439	354
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	35,301	135,538	(5,316,593)	(2,720,815)	809,102	30,409
NET INCREASE (DECREASE) IN NET ASSETS	23,171	151,910	(5,041,586)	3,528,816	815,568	67,732
NET ASSETS
Beginning of Year	310,213	158,303	58,739,971	55,211,155	945,335	877,603
End of Year	$333,384	$310,213	$53,698,385	$58,739,971	$1,760,903	$945,335

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$32,618	$30,772	$125,695	$123,961	$144,258	$111,303
Realized gain (loss) on investments	112,620	260,269	420,388	517,317	472,890	386,831
Change in net unrealized appreciation (depreciation) on investments	(147,013)	(155,955)	(551,977)	(241,933)	(722,664)	(156,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,775)	135,086	(5,894)	399,345	(105,516)	341,336
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	194,004	135,917	672,637	657,941	831,423	702,126
Transfers between variable and fixed accounts, net	(232,435)	(652,127)	(504,780)	1,044,735	1,265,963	1,362,836
Policy maintenance charges	(129,945)	(130,934)	(488,888)	(459,310)	(456,262)	(414,854)
Policy benefits and terminations	(47,377)	(483,134)	(632,788)	(1,388,916)	(425,393)	(559,024)
Policy loans and loan repayments (1)	21,754	17,771	(119,030)	6,284	(266,087)	5,900
Other (1)	1,744	1,044	4,306	4,986	(5,812)	(246)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(192,255)	(1,111,463)	(1,068,543)	(134,280)	943,832	1,096,738
NET INCREASE (DECREASE) IN NET ASSETS	(194,030)	(976,377)	(1,074,437)	265,065	838,316	1,438,074
NET ASSETS
Beginning of Year	2,180,372	3,156,749	8,689,115	8,424,050	7,887,581	6,449,507
End of Year	$1,986,342	$2,180,372	$7,614,678	$8,689,115	$8,725,897	$7,887,581

	Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035		Fidelity VIP Freedom 2045
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$135,679	$118,039	$46,655	$33,920	$39,613	$17,604
Realized gain (loss) on investments	291,917	609,258	27,046	110,672	34,367	48,993
Change in net unrealized appreciation (depreciation) on investments	(485,487)	(326,629)	(110,949)	(50,204)	(115,472)	(27,635)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,891)	400,668	(37,248)	94,388	(41,492)	38,962
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	813,651	928,516	637,134	519,112	527,985	231,067
Transfers between variable and fixed accounts, net	291,508	(176,470)	406,821	1,584,468	1,035,917	657,369
Policy maintenance charges	(513,440)	(464,787)	(243,254)	(162,846)	(291,016)	(159,895)
Policy benefits and terminations	(307,409)	(257,541)	(50,038)	(53,405)	(14,427)	(93,114)
Policy loans and loan repayments (1)	(131,182)	(16,340)	(68,679)	(8,032)	(24,610)	(6,638)
Other (1)	407	1,819	565	542	(24)	72
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	153,535	15,197	682,549	1,879,839	1,233,825	628,861
NET INCREASE (DECREASE) IN NET ASSETS	95,644	415,865	645,301	1,974,227	1,192,333	667,823
NET ASSETS
Beginning of Year	8,862,251	8,446,386	2,617,196	642,969	1,350,948	683,125
End of Year	$8,957,895	$8,862,251	$3,262,497	$2,617,196	$2,543,281	$1,350,948

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP Freedom Income		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$25,894	$18,662	$2,277	$-	$95,499	$7,401
Realized gain (loss) on investments	12,249	28,317	1,369,258	827,917	6,535,696	2,326,910
Change in net unrealized appreciation (depreciation) on investments	(49,762)	(659)	(884,790)	(74,230)	(7,164,762)	(50,956)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(11,619)	46,320	486,745	753,687	(533,567)	2,283,355
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,727	64,408	349,009	371,766	1,776,189	1,774,248
Transfers between variable and fixed accounts, net	303,911	323,354	(1,050,115)	2,200,807	(1,788,847)	(615,957)
Policy maintenance charges	(85,214)	(75,783)	(295,231)	(350,997)	(1,376,701)	(1,365,977)
Policy benefits and terminations	(83,349)	(44,993)	(715,459)	(247,088)	(1,332,238)	(1,780,991)
Policy loans and loan repayments (1)	(27,908)	(19,295)	(24,792)	(54,658)	73,927	(104,819)
Other (1)	135	(61)	4,981	(8,991)	24,670	21,914
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	182,302	247,630	(1,731,607)	1,910,839	(2,623,000)	(2,071,582)
NET INCREASE (DECREASE) IN NET ASSETS	170,683	293,950	(1,244,862)	2,664,526	(3,156,567)	211,773
NET ASSETS
Beginning of Year	1,462,713	1,168,763	8,619,895	5,955,369	38,911,844	38,700,071
End of Year	$1,633,396	$1,462,713	$7,375,033	$8,619,895	$35,755,277	$38,911,844

	Fidelity VIP Government		Fidelity VIP Value Strategies		Templeton Foreign
	Money Market Service Class (2)		Service Class 2		VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,845	$11,113	$56,221	$47,409	$508,789	$283,821
Realized gain (loss) on investments	-	(2)	353,365	242,700	84,517	398,223
Change in net unrealized appreciation (depreciation) on investments	-	-	(641,235)	66,454	(1,676,012)	(2,501,499)
Net Increase (Decrease) in Net Assets
Resulting from Operations	17,845	11,111	(231,649)	356,563	(1,082,706)	(1,819,455)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	137,782,759	118,250,044	547,981	559,818	1,373,902	857,323
Transfers between variable and fixed accounts, net	(50,033,435)	77,006,190	(67,535)	565,896	2,269,878	9,040,731
Policy maintenance charges	(19,022,610)	(12,415,243)	(303,941)	(286,618)	(942,275)	(794,406)
Policy benefits and terminations	(18,813,119)	(13,133,528)	(132,993)	(285,636)	(269,303)	(256,811)
Policy loans and loan repayments (1)	(1,080,530)	425,551	29,701	(35,847)	(392,646)	(19,473)
Other (1)	169,935	82,698	2,670	19,737	9,524	2,537
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	49,003,000	170,215,712	75,883	537,350	2,049,080	8,829,901
NET INCREASE (DECREASE) IN NET ASSETS	49,020,845	170,226,823	(155,766)	893,913	966,374	7,010,446
NET ASSETS
Beginning of Year or Period	170,226,823	-	6,047,282	5,153,369	15,271,674	8,261,228
End of Year or Period	$219,247,668	$170,226,823	$5,891,516	$6,047,282	$16,238,048	$15,271,674

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Templeton Global		GE Investments Total		Janus Aspen Series
	Bond VIP Class 2		Return Class 3		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,032,254	$2,137,035	$38,193	$31,605	$51,581	$1,654
Realized gain (loss) on investments	(350,472)	(421,724)	111,128	104,048	1,597,150	959,800
Change in net unrealized appreciation (depreciation) on investments	(4,369,359)	(983,954)	(181,489)	(38,251)	(1,441,864)	(287,821)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,687,577)	731,357	(32,168)	97,402	206,867	673,633
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,461,405	2,709,538	125,457	139,984	572,189	310,254
Transfers between variable and fixed accounts, net	(2,608,177)	14,268	351,411	347,386	4,385,236	759,366
Policy maintenance charges	(1,747,168)	(1,822,583)	(138,257)	(107,063)	(367,780)	(215,952)
Policy benefits and terminations	(1,134,176)	(4,049,631)	(18,810)	(49,063)	(618,856)	(90,503)
Policy loans and loan repayments (1)	(83,534)	1,126,178	(2,256)	(6,897)	(120,542)	(2,011)
Other (1)	27,265	25,401	266	27	5,008	3,950
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,084,385)	(1,996,829)	317,811	324,374	3,855,255	765,104
NET INCREASE (DECREASE) IN NET ASSETS	(4,771,962)	(1,265,472)	285,643	421,776	4,062,122	1,438,737
NET ASSETS
Beginning of Year	41,938,819	43,204,291	2,120,800	1,699,024	6,571,388	5,132,651
End of Year	$37,166,857	$41,938,819	$2,406,443	$2,120,800	$10,633,510	$6,571,388

			Lazard Retirement		Lazard Retirement
	Janus Aspen Series		Global Dynamic Multi Asset		U.S. Strategic Equity
	Overseas Service Shares		Service Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$83,762	$652,636	$-	$2,149	$6,078	$18,797
Realized gain (loss) on investments	(175,674)	199,268	9,116	20,941	(45,910)	476,309
Change in net unrealized appreciation (depreciation) on investments	(1,299,575)	(3,397,984)	(17,222)	(26,628)	(35,508)	(293,811)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,391,487)	(2,546,080)	(8,106)	(3,538)	(75,340)	201,295
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,754	1,486,160	61,239	11,536	137,642	149,521
Transfers between variable and fixed accounts, net	(953,676)	(1,839,277)	507,029	396,773	(1,409,075)	1,783,102
Policy maintenance charges	(732,527)	(868,494)	(26,870)	(5,413)	(122,532)	(122,987)
Policy benefits and terminations	(1,179,380)	(928,241)	(65,214)	-	(266,286)	(33,696)
Policy loans and loan repayments (1)	(879)	(22,045)	(1,861)	-	(502)	555
Other (1)	10,060	13,700	248	(69)	883	863
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,688,648)	(2,158,197)	474,571	402,827	(1,659,870)	1,777,358
NET INCREASE (DECREASE) IN NET ASSETS	(3,080,135)	(4,704,277)	466,465	399,289	(1,735,210)	1,978,653
NET ASSETS
Beginning of Year or Period	17,232,050	21,936,327	399,289	-	3,076,991	1,098,338
End of Year or Period	$14,151,915	$17,232,050	$865,754	$399,289	$1,341,781	$3,076,991

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	ClearBridge Variable		ClearBridge Variable		Western Asset Variable Global
	Aggressive Growth - Class II		Mid Cap Core - Class II		High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$16,177	$1,658	$15,753	$19,441	$6,679
Realized gain (loss) on investments	2,940,059	1,697,072	3,398,846	2,817,446	(570)
Change in net unrealized appreciation (depreciation) on investments	(3,452,679)	488,920	(3,087,229)	(1,371,408)	(12,438)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(496,443)	2,187,650	327,370	1,465,479	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,507,231	1,611,947	1,016,332	777,738	3,389
Transfers between variable and fixed accounts, net	4,009,404	4,003,910	(12,076,233)	5,412,501	131,548
Policy maintenance charges	(1,367,458)	(946,605)	(748,629)	(772,989)	(3,865)
Policy benefits and terminations	(358,187)	(214,873)	(544,412)	(1,849,125)	-
Policy loans and loan repayments (2)	(28,694)	(213,817)	262,423	466,415	(3,910)
Other (2)	4,930	9,315	5,195	13,936	12
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,767,226	4,249,877	(12,085,324)	4,048,476	127,174
NET INCREASE (DECREASE) IN NET ASSETS	4,270,783	6,437,527	(11,757,954)	5,513,955	120,845
NET ASSETS
Beginning of Year or Period	15,761,928	9,324,401	23,406,395	17,892,440	-
End of Year or Period	$20,032,711	$15,761,928	$11,648,441	$23,406,395	$120,845

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC (3)		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,595	$34,988	$-	$-	$65,435	$33,208
Realized gain (loss) on investments	(41,390)	17,825	150,594	49,898	324,113	2,620,193
Change in net unrealized appreciation (depreciation) on investments	(89,338)	(53,614)	(824,563)	37,053	(591,549)	(2,195,399)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(55,133)	(801)	(673,969)	86,951	(202,001)	458,002
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	205,806	26,264	554,446	375,556	419,065	398,931
Transfers between variable and fixed accounts, net	1,232,634	724,579	2,002,570	1,786,639	(1,824,424)	(411,480)
Policy maintenance charges	(126,050)	(15,215)	(281,152)	(205,541)	(337,623)	(391,347)
Policy benefits and terminations	(154,364)	-	(287,516)	(120,045)	(261,037)	(132,653)
Policy loans and loan repayments (2)	(3,084)	-	(34,212)	(2,587)	133,578	(4,519,146)
Other (2)	450	47	2,157	2,345	669	1,108
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,155,392	735,675	1,956,293	1,836,367	(1,869,772)	(5,054,587)
NET INCREASE (DECREASE) IN NET ASSETS	1,100,259	734,874	1,282,324	1,923,318	(2,071,773)	(4,596,585)
NET ASSETS
Beginning of Year or Period	734,874	-	4,842,087	2,918,769	7,506,229	12,102,814
End of Year or Period	$1,835,133	$734,874	$6,124,411	$4,842,087	$5,434,456	$7,506,229

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$970,932	$417,043	$990,516	$1,493,727	$12,220	$18,612
Realized gain (loss) on investments	118,373	57,635	2,124,748	(2,191,175)	12,043,523	9,063,140
Change in net unrealized appreciation (depreciation) on investments	(1,451,050)	(182,155)	(5,071,568)	(3,978,570)	(8,649,585)	(4,724,564)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(361,745)	292,523	(1,956,304)	(4,676,018)	3,406,158	4,357,188
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,637,926	1,594,078	2,915,430	2,878,303	2,093,008	2,077,144
Transfers between variable and fixed accounts, net	10,867,837	20,719,817	(1,249,558)	(1,259,565)	(5,169,991)	(699,967)
Policy maintenance charges	(2,255,521)	(721,546)	(1,966,491)	(2,188,214)	(1,548,652)	(1,580,443)
Policy benefits and terminations	(541,015)	(183,311)	(1,805,088)	(3,920,749)	(1,363,408)	(2,295,804)
Policy loans and loan repayments (1)	(56,678)	(100,534)	(184,130)	149,771	40,258	205,221
Other (1)	6,009	556	15,457	11,837	11,253	8,037
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	12,658,558	21,309,060	(2,274,380)	(4,328,617)	(5,937,532)	(2,285,812)
NET INCREASE (DECREASE) IN NET ASSETS	12,296,813	21,601,583	(4,230,684)	(9,004,635)	(2,531,374)	2,071,376
NET ASSETS
Beginning of Year	22,747,259	1,145,676	60,125,408	69,130,043	45,824,116	43,752,740
End of Year	$35,044,072	$22,747,259	$55,894,724	$60,125,408	$43,292,742	$45,824,116

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$374,475	$291,217	$-	$-
Realized gain (loss) on investments	7,661,949	6,768,261	3,355,759	3,660,425	(924,894)	3,590,528
Change in net unrealized appreciation (depreciation) on investments	(11,027,108)	(870,355)	(4,009,947)	(1,720,106)	549,689	(4,507,545)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,365,159)	5,897,906	(279,713)	2,231,536	(375,205)	(917,017)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,108,775	1,975,132	1,368,016	1,405,403	1,099,866	655,687
Transfers between variable and fixed accounts, net	224,628	(1,158,607)	1,813,420	996,321	(522,524)	(350,525)
Policy maintenance charges	(1,751,305)	(1,677,532)	(1,043,020)	(1,018,776)	(675,303)	(472,542)
Policy benefits and terminations	(1,237,512)	(2,986,748)	(696,727)	(724,432)	(550,541)	(333,544)
Policy loans and loan repayments (1)	(53,238)	(105,245)	27,674	194,478	52,756	74,316
Other (1)	17,037	2,103	10,608	19,867	3,657	8,600
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(691,615)	(3,950,897)	1,479,971	872,861	(592,089)	(418,008)
NET INCREASE (DECREASE) IN NET ASSETS	(4,056,774)	1,947,009	1,200,258	3,104,397	(967,294)	(1,335,025)
NET ASSETS
Beginning of Year	52,663,852	50,716,843	25,795,156	22,690,759	11,996,985	13,332,010
End of Year	$48,607,078	$52,663,852	$26,995,414	$25,795,156	$11,029,691	$11,996,985

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class (1)		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$538,119	$311,881	$1,550		$1,694	$838
Realized gain (loss) on investments	2,391,076	1,503,277	11,390		38,298	5,444
Change in net unrealized appreciation (depreciation) on investments	(4,904,619)	(65,314)	(7,026)		(35,805)	11,461
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,975,424)	1,749,844	5,914		4,187	17,743
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,318	733,633	28,561		19,414	13,054
Transfers between variable and fixed accounts, net	(2,489,394)	1,284,056	481,012		53,966	77,566
Policy maintenance charges	(630,708)	(552,942)	(14,574)		(13,204)	(7,951)
Policy benefits and terminations	(426,243)	(262,149)	-		-	(9,704)
Policy loans and loan repayments (2)	(118,440)	(123,646)	-		750	(565)
Other (2)	2,170	(144)	(513)		59	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,871,297)	1,078,808	494,486		60,985	72,400
NET INCREASE (DECREASE) IN NET ASSETS	(4,846,721)	2,828,652	500,400		65,172	90,143
NET ASSETS
Beginning of Year or Period	16,373,224	13,544,572	-		228,506	138,363
End of Year or Period	$11,526,503	$16,373,224	$500,400		$293,678	$228,506

			PIMCO Global
	Oppenheimer Global		Multi-Asset Managed		Royce Micro-Cap
	Fund/VA Service Shares		Allocation - Advisor Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$55,181	$24,635	$96,821	$146,784	$-	$-
Realized gain (loss) on investments	348,614	159,302	(69,150)	(156,337)	110,284	194,768
Change in net unrealized appreciation (depreciation) on investments	(481,187)	(128,203)	(42,335)	305,945	(341,751)	(269,842)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(77,392)	55,734	(14,664)	296,392	(231,467)	(75,074)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	392,804	267,961	400,953	517,867	159,458	147,913
Transfers between variable and fixed accounts, net	4,245,681	2,004,584	2,856	(1,561,769)	129,724	(63,076)
Policy maintenance charges	(231,036)	(127,520)	(397,988)	(415,425)	(99,246)	(95,970)
Policy benefits and terminations	(166,876)	(135,286)	(177,484)	(236,010)	(30,809)	(31,264)
Policy loans and loan repayments (2)	(41,886)	3,570	(7,213)	(8,519)	(10,938)	(51,717)
Other (2)	2,333	3,353	1,472	228	(102)	642
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,201,020	2,016,662	(177,404)	(1,703,628)	148,087	(93,472)
NET INCREASE (DECREASE) IN NET ASSETS	4,123,628	2,072,396	(192,068)	(1,407,236)	(83,380)	(168,546)
NET ASSETS
Beginning of Year	3,228,325	1,155,929	5,782,174	7,189,410	1,847,636	2,016,182
End of Year	$7,351,953	$3,228,325	$5,590,106	$5,782,174	$1,764,256	$1,847,636

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	T. Rowe Price		T. Rowe Price		Van Eck VIP
	Blue Chip Growth - II		Equity Income - II		Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$847,925	$903,030	$11,522	$49,483
Realized gain (loss) on investments	3,278,239	2,203,129	2,516,447	7,486,949	(5,581,637)	446,759
Change in net unrealized appreciation (depreciation) on investments	3,313,467	2,608,564	(7,175,330)	(4,551,020)	(8,884,304)	(10,352,430)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,591,706	4,811,693	(3,810,958)	3,838,959	(14,454,419)	(9,856,188)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,645,243	3,446,862	4,208,765	3,480,695	2,452,897	2,495,416
Transfers between variable and fixed accounts, net	5,438,509	6,565,992	1,458,268	(9,827,339)	(174,020)	(2,776,971)
Policy maintenance charges	(3,180,936)	(2,384,935)	(2,478,465)	(2,418,469)	(1,675,689)	(2,057,519)
Policy benefits and terminations	(1,730,101)	(1,120,652)	(1,386,731)	(3,731,502)	(1,359,507)	(1,983,165)
Policy loans and loan repayments (1)	(295,421)	(116,630)	(141,001)	(7,159)	(39,250)	(96,736)
Other (1)	14,536	15,206	12,674	10,297	30,488	22,232
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	4,891,830	6,405,843	1,673,510	(12,493,477)	(765,081)	(4,396,743)
NET INCREASE (DECREASE) IN NET ASSETS	11,483,536	11,217,536	(2,137,448)	(8,654,518)	(15,219,500)	(14,252,931)
NET ASSETS
Beginning of Year	61,573,102	50,355,566	53,708,688	62,363,206	41,786,178	56,039,109
End of Year	$73,056,638	$61,573,102	$51,571,240	$53,708,688	$26,566,678	$41,786,178

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income (4)
05/05/2015-12/31/2015	$9.72	34,481	$335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2015	$14.96	3,982,935	$59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
2011	12.84	1,163,981	14,941,102	14.42%	0.00%	5.94%
Floating Rate Income
2015	$10.35	291,820	$3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2015	$10.70	1,221,751	$13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
2011	9.49	726,283	6,889,231	17.98%	0.00%	2.50%
High Yield Bond
2015	$60.90	1,229,387	$74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
2011	51.45	1,670,019	85,927,432	11.61%	0.00%	3.42%
Inflation Managed
2015	$55.89	1,549,397	$86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
2011	55.87	2,624,196	146,625,982	5.57%	0.00%	11.85%
Inflation Strategy
2015	$10.23	172,565	$1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
05/03/2011-12/31/2011	10.81	118,662	1,282,543	9.29%	0.00%	8.02%
Managed Bond
2015	$64.75	3,983,159	$257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
2011	56.94	6,113,636	348,099,793	5.13%	0.00%	3.84%
Short Duration Bond
2015	$12.72	5,175,943	$65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
2011	12.16	4,110,452	49,983,055	3.26%	0.00%	0.87%
Emerging Markets Debt
2015	$9.51	331,740	$3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
2015	$18.84	2,641,820	$49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
2011	11.43	2,349,076	26,852,173	6.47%	0.00%	(2.11%)

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Dividend Growth
2015	$23.24	2,576,943	$59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
2011	13.62	2,187,849	29,801,647	2.88%	0.00%	3.27%
Equity Index
2015	$92.20	6,492,170	$598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
2011	52.65	7,316,815	385,210,001	2.87%	0.00%	1.82%
Focused Growth
2015	$24.49	1,219,366	$29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
2011	12.28	2,265,926	27,831,763	0.00%	0.00%	(9.70%)
Growth
2015	$79.06	2,413,775	$190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
2011	42.58	3,552,818	151,285,674	1.01%	0.00%	(6.06%)
Large-Cap Growth
2015	$13.66	3,623,966	$49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
2011	7.31	4,604,383	33,640,559	0.00%	0.00%	1.07%
Large-Cap Value
2015	$26.51	4,134,769	$109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
2011	15.92	5,123,670	81,564,536	6.20%	0.00%	4.72%
Long/Short Large-Cap
2015	$16.49	729,210	$12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
2011	9.20	526,709	4,847,659	3.49%	0.00%	(2.60%)
Main Street Core
2015	$90.07	2,018,936	$181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
2011	51.00	2,755,477	140,539,752	1.17%	0.00%	0.48%
Mid-Cap Equity
2015	$38.15	2,499,895	$95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
2011	24.64	3,795,678	93,544,347	0.78%	0.00%	(5.40%)
Mid-Cap Growth
2015	$15.54	2,796,056	$43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
2011	10.62	3,682,241	39,112,915	0.00%	0.00%	(7.81%)
Mid-Cap Value
2015	$27.10	352,002	$9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
2011	16.66	346,695	5,776,954	8.46%	0.00%	(5.69%)

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Small-Cap Equity
2015	$23.87	714,514	$17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
2011	16.23	602,541	9,777,685	3.48%	0.00%	(3.38%)
Small-Cap Growth
2015	$20.69	1,043,414	$21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
2011	14.88	1,968,016	29,290,776	0.00%	0.00%	(3.10%)
Small-Cap Index
2015	$30.23	6,366,800	$192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
2011	18.97	8,623,110	163,567,011	0.59%	0.00%	(4.51%)
Small-Cap Value
2015	$38.59	1,525,317	$58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
2011	25.94	1,985,392	51,508,539	2.22%	0.00%	2.31%
Value Advantage
2015	$12.71	237,150	$3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2015	$35.67	2,898,732	$103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
2011	33.05	3,464,655	114,520,122	1.95%	0.00%	(17.97%)
International Large-Cap
2015	$15.04	9,068,039	$136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
2011	10.96	11,139,700	122,066,228	6.20%	0.00%	(10.12%)
International Small-Cap
2015	$12.77	1,789,652	$22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
2011	8.04	887,630	7,134,091	13.78%	0.00%	(12.27%)
International Value
2015	$25.94	4,867,175	$126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
2011	20.77	5,009,545	104,062,397	8.76%	0.00%	(12.90%)
Health Sciences
2015	$51.74	1,342,279	$69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
2011	19.28	1,130,211	21,786,571	0.00%	0.00%	11.94%
Real Estate
2015	$63.27	1,405,768	$88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
2011	40.38	2,033,634	82,110,583	0.00%	0.00%	6.12%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Technology
2015	$9.62	1,789,241	$17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
2011	6.88	1,859,232	12,795,482	0.00%	0.00%	(4.90%)
Absolute Return (4)
06/05/2015-12/31/2015	$9.65	4,081	$39,364	0.00%	0.00%	(2.70%)
Currency Strategies
2015	$10.54	47,174	$497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Equity Long/Short (4)
05/14/2015-12/31/2015	$11.60	453,903	$5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2015	$10.48	299,988	$3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2015	$16.20	325,544	$5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
2011	12.97	138,858	1,800,630	3.26%	0.00%	2.92%
Pacific Dynamix - Moderate Growth
2015	$17.89	1,355,447	$24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
2011	13.45	429,098	5,771,250	3.19%	0.00%	0.48%
Pacific Dynamix - Growth
2015	$19.66	1,407,429	$27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
2011	13.89	521,999	7,251,022	1.94%	0.00%	(1.85%)
Portfolio Optimization Conservative
2015	$11.67	1,409,870	$16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
05/02/2011-12/31/2011	9.95	2,216,948	22,053,729	1.74%	0.00%	(0.52%)
Portfolio Optimization Moderate-Conservative
2015	$12.11	3,984,749	$48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
05/10/2011-12/31/2011	9.67	5,122,447	49,559,167	1.54%	0.00%	(3.07%)
Portfolio Optimization Moderate
2015	$12.48	17,370,619	$216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
05/02/2011-12/31/2011	9.40	19,851,605	186,595,701	1.35%	0.00%	(6.00%)
Portfolio Optimization Growth
2015	$12.82	23,509,394	$301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
05/02/2011-12/31/2011	9.14	26,380,395	241,128,467	1.03%	0.00%	(8.60%)
Portfolio Optimization Aggressive-Growth
2015	$12.87	9,924,465	$127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
05/06/2011-12/31/2011	8.86	10,558,362	93,565,955	0.88%	0.00%	(9.63%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Invesco V.I. International Growth Series II
2015	$12.12	1,459,843	$17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2015	$15.79	645,029	$10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4 (4)
10/30/2015-12/31/2015	$22.27	1,284,667	$28,611,778	See Note (5)	0.00%	(1.53%)
American Funds IS Growth Fund Class 4 (4)
10/30/2015-12/31/2015	$22.63	2,624,363	$59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4 (4)
10/30/2015-12/31/2015	$20.16	3,216,948	$64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2015	$18.38	1,128,066	$20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
2011	11.41	1,084,978	12,375,370	1.73%	0.00%	(2.78%)
BlackRock Global Allocation V.I. Class III
2015	$19.37	2,967,748	$57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
2011	15.26	2,923,677	44,606,094	2.24%	0.00%	(3.64%)
BlackRock iShares Alternative Strategies V.I. Class I (4)
06/18/2015-12/31/2015	$9.45	36,525	$345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I (4)
06/24/2015-12/31/2015	$9.28	8,208	$76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I (4)
05/14/2015-12/31/2015	$9.79	7,130	$69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I (4)
05/08/2015-12/31/2015	$8.85	15,973	$141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2015	$11.60	28,744	$333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2015	$22.61	2,375,038	$53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
2011	13.26	3,597,347	47,697,923	0.80%	0.00%	(2.78%)
Fidelity VIP Freedom 2010 Service Class 2
2015	$13.49	130,571	$1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
2011	10.30	177,565	1,828,992	1.74%	0.00%	(0.43%)
Fidelity VIP Freedom 2015 Service Class 2
2015	$13.37	148,567	$1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
2011	10.08	285,336	2,874,878	1.88%	0.00%	(0.52%)
Fidelity VIP Freedom 2020 Service Class 2
2015	$13.05	583,650	$7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
2011	9.58	389,420	3,732,203	2.24%	0.00%	(1.24%)

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2025 Service Class 2
2015	$13.51	645,860	$8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
2011	9.42	457,025	4,306,731	1.86%	0.00%	(2.35%)
Fidelity VIP Freedom 2030 Service Class 2
2015	$12.98	689,894	$8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
2011	8.91	279,847	2,493,981	2.09%	0.00%	(2.83%)
Fidelity VIP Freedom 2035 Service Class 2
2015	$13.52	241,330	$3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2015	$13.66	186,129	$2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%
Fidelity VIP Freedom Income Service Class 2
2015	$12.85	127,155	$1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
2011	11.16	86,488	965,340	1.64%	0.00%	1.39%
Fidelity VIP Growth Service Class 2
2015	$22.17	332,587	$7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
2011	12.01	388,503	4,665,652	0.15%	0.00%	(0.03%)
Fidelity VIP Mid Cap Service Class 2
2015	$23.62	1,513,887	$35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
2011	14.55	2,063,275	30,014,806	0.02%	0.00%	(10.85%)
Fidelity VIP Government Money Market Service Class
2015	$10.00	21,920,422	$219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Value Strategies Service Class 2
2015	$19.35	304,470	$5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
2011	11.34	249,715	2,832,847	0.58%	0.00%	(9.04%)
Templeton Foreign VIP Class 2
2015	$11.22	1,447,786	$16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2015	$11.86	3,133,530	$37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
2011	10.41	2,816,935	29,319,151	5.51%	0.00%	(0.87%)
GE Investments Total Return Class 3
2015	$13.69	175,726	$2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
2011	10.27	43,491	446,459	2.36%	0.00%	(3.10%)

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Janus Aspen Series Enterprise Service Shares
2015	$19.95	533,026	$10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
2011	11.09	290,035	3,216,086	0.00%	0.00%	(1.65%)
Janus Aspen Series Overseas Service Shares
2015	$8.98	1,576,129	$14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
2011	8.66	3,949,389	34,200,839	0.38%	0.00%	(32.34%)
Lazard Retirement Global Dynamic Multi Asset Service Class
2015	$10.13	85,433	$865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2015	$14.12	95,010	$1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
2011	8.92	78,958	704,086	1.07%	0.00%	1.96%
ClearBridge Variable Aggressive Growth - Class II
2015	$20.29	987,201	$20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
2011	9.87	147,141	1,452,621	0.00%	0.00%	2.16%
ClearBridge Variable Mid Cap Core - Class II
2015	$17.78	655,123	$11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
2011	10.03	580,239	5,820,615	0.00%	0.00%	(4.14%)
Western Asset Variable Global High Yield Bond - Class II (4)
05/20/2015-12/31/2015	$9.09	13,290	$120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2015	$9.96	184,261	$1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2015	$14.82	413,212	$6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2015	$15.82	343,590	$5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
2011	10.18	1,451,784	14,785,262	0.64%	0.00%	(4.49%)
Lord Abbett Total Return Class VC
2015	$10.25	3,418,774	$35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2015	$32.20	1,736,068	$55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
2011	25.69	2,155,165	55,363,898	3.09%	0.00%	(13.56%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
II
2015	$45.91	943,079	$43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
2011	23.81	1,228,910	29,255,807	0.00%	0.00%	(0.80%)
III
2015	$66.40	732,052	$48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
2011	38.68	963,059	37,247,078	0.00%	0.00%	(7.22%)
V
2015	$24.86	1,086,046	$26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
2011	14.49	1,276,782	18,501,761	0.37%	0.00%	(4.11%)
MFS New Discovery Series - Service Class
2015	$17.65	624,822	$11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
2011	11.42	433,543	4,951,987	0.00%	0.00%	(10.49%)
MFS Utilities Series - Service Class
2015	$14.52	794,088	$11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
2011	11.12	1,587,426	17,659,927	3.05%	0.00%	6.51%
MFS Value Series - Service Class (4)
07/13/2015-12/31/2015	$9.72	51,469	$500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2015	$13.27	22,139	$293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2015	$12.20	602,661	$7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2015	$9.56	584,822	$5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
05/05/2011-12/31/2011	9.15	1,431,608	13,097,645	1.65%	0.00%	(6.30%)
Royce Micro-Cap Service Class
2015	$11.08	159,296	$1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
2011	10.17	130,318	1,324,826	2.50%	0.00%	(12.26%)
T. Rowe Price Blue Chip Growth - II
2015	$25.27	2,891,214	$73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
2011	12.62	1,231,464	15,537,774	0.00%	0.00%	1.36%
T. Rowe Price Equity Income - II
2015	$17.22	2,995,626	$51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
2011	11.44	3,755,291	42,945,516	1.55%	0.00%	(1.02%)

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Van Eck VIP Global Hard Assets Initial Class
2015	$14.64	1,815,250	$26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%
2011	23.79	2,705,878	64,362,975	1.19%	0.00%	(16.45%)
(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to their commencement of operations in 2015, the American Funds IS Asset Allocation Fund Class 4 and Western Asset Variable Global High Yield Bond - Class II Variable Accounts received their annual distributions. The annualized investment income ratios were 8.97%, and 19.56%, respectively. Prior to annualization, the ratios were 1.47%, and 12.06%, respectively.

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 was comprised of ninety-nine subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding during the reporting period are not presented in this annual report. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following twelve Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on

Core Income	May 5, 2015	BlackRock iShares Alternative Strategies V.I. Class I	June 18, 2015

Absolute Return	June 5, 2015	BlackRock iShares Dynamic Allocation V.I. Class I	June 24, 2015

Equity Long/Short	May 14, 2015	BlackRock iShares Dynamic Fixed Income V.I. Class I	May 14, 2015

American Funds IS Asset Allocation Fund Class 4	October 30, 2015	BlackRock iShares Equity Appreciation V.I. Class I	May 8, 2015

American Funds IS Growth Fund Class 4	October 30, 2015	Western Asset Variable Global High Yield Bond – Class II	May 20, 2015

American Funds IS Growth-Income Fund Class 4	October 30, 2015	MFS Value Series - Service Class	July 13, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

  5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$463,367	$123,663
Diversified Bond	22,284,443	5,637,599
Floating Rate Income	2,760,323	2,194,060
Floating Rate Loan	1,745,606	3,618,238
High Yield Bond	12,509,561	22,885,346
Inflation Managed	4,677,097	11,394,915
Inflation Strategy	1,254,587	782,844
Managed Bond	8,993,768	32,141,549
Short Duration Bond	14,018,182	15,634,250
Emerging Markets Debt	1,306,313	1,651,546
Comstock	4,747,536	6,511,639
Dividend Growth	7,720,811	5,686,903
Equity Index	51,559,707	50,610,718
Focused Growth	7,269,078	6,436,945
Growth	6,329,953	22,500,892
Large-Cap Growth	6,821,192	6,375,000
Large-Cap Value	5,415,012	15,649,916
Long/Short Large-Cap	2,628,435	3,900,603
Main Street Core	6,121,730	18,226,844
Mid-Cap Equity	1,381,547	9,641,570
Mid-Cap Growth	2,878,244	6,238,968
Mid-Cap Value	3,170,678	6,404,160
Small-Cap Equity	2,076,043	2,401,226
Small-Cap Growth	-	4,813,451
Small-Cap Index	14,583,546	28,038,961
Small-Cap Value	6,640,377	11,511,587
Value Advantage	667,089	3,501,723
Emerging Markets	12,680,465	19,175,704
International Large-Cap	16,405,147	15,563,178
International Small-Cap	10,119,783	2,566,894
International Value	10,358,929	10,713,317
Health Sciences	12,535,010	12,845,862
Real Estate	15,368,048	33,692,217
Technology	4,474,858	2,877,728
Absolute Return (1)	57,030	16,926
Currency Strategies	223,022	233,215
Equity Long/Short (1)	5,312,545	16,778
Global Absolute Return	2,099,018	415,608
Pacific Dynamix - Conservative Growth	1,544,977	1,053,905
Pacific Dynamix - Moderate Growth	4,289,016	1,399,269
Pacific Dynamix - Growth	6,915,553	2,312,881
Portfolio Optimization Conservative	2,226,822	4,969,772
Portfolio Optimization Moderate-Conservative	3,851,270	4,327,140
Portfolio Optimization Moderate	10,896,695	28,381,156
Portfolio Optimization Growth	12,098,313	20,427,842
Portfolio Optimization Aggressive-Growth	10,485,104	11,118,613
Invesco V.I. International Growth Series II	11,239,633	1,589,789
American Century VP Mid Cap Value Class II	3,053,620	2,108,939
American Funds IS Asset Allocation Fund Class 4 (1)	30,225,932	771,409
American Funds IS Growth Fund Class 4 (1)	61,051,059	897,690
American Funds IS Growth-Income Fund Class 4 (1)	67,654,212	807,595
BlackRock Basic Value V.I. Class III	7,324,729	5,049,706
BlackRock Global Allocation V.I. Class III	8,678,165	6,142,846
BlackRock iShares Alternative Strategies V.I. Class I (1)	382,040	22,666

Variable Accounts	Purchases	Sales
BlackRock iShares Dynamic Allocation V.I. Class I (1)	$87,302	$6,419
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	89,025	17,021
BlackRock iShares Equity Appreciation V.I. Class I (1)	153,914	3,668
Dreyfus Appreciation Service Shares	194,270	131,305
Fidelity VIP Contrafund Service Class 2	10,030,366	9,718,543
Fidelity VIP Freedom 2010 Service Class 2	983,237	140,726
Fidelity VIP Freedom 2015 Service Class 2	411,521	560,399
Fidelity VIP Freedom 2020 Service Class 2	1,161,614	2,069,969
Fidelity VIP Freedom 2025 Service Class 2	3,125,429	1,991,190
Fidelity VIP Freedom 2030 Service Class 2	1,439,579	1,101,804
Fidelity VIP Freedom 2035 Service Class 2	1,047,701	302,165
Fidelity VIP Freedom 2045 Service Class 2	1,456,924	169,954
Fidelity VIP Freedom Income Service Class 2	447,137	236,684
Fidelity VIP Growth Service Class 2	1,962,365	3,445,402
Fidelity VIP Mid Cap Service Class 2	6,270,495	4,184,514
Fidelity VIP Government Money Market Service Class	140,424,285	91,403,047
Fidelity VIP Value Strategies Service Class 2	1,607,785	1,471,023
Templeton Foreign VIP Class 2	7,343,460	4,266,563
Templeton Global Bond VIP Class 2	6,926,041	6,781,218
GE Investments Total Return Class 3	731,960	297,694
Janus Aspen Series Enterprise Service Shares	8,021,976	3,088,679
Janus Aspen Series Overseas Service Shares	3,882,960	4,986,994
Lazard Retirement Global Dynamic Multi Asset Service Class	623,612	128,258
Lazard Retirement U.S. Strategic Equity Service Class	460,492	2,022,338
ClearBridge Variable Aggressive Growth - Class II	10,100,015	3,168,411
ClearBridge Variable Mid Cap Core - Class II	5,190,053	16,571,414
Western Asset Variable Global High Yield Bond - Class II (1)	152,734	18,881
Lord Abbett Bond Debenture Class VC	1,903,504	664,119
Lord Abbett Developing Growth Class VC	5,318,802	3,312,541
Lord Abbett Fundamental Equity Class VC	870,439	2,204,650
Lord Abbett Total Return Class VC	20,628,152	6,948,218
I	7,633,480	8,917,349
II	9,569,650	8,162,837
III	8,946,235	4,059,439
V	7,428,262	3,166,717
MFS New Discovery Series - Service Class	6,510,932	6,617,946
MFS Utilities Series - Service Class	5,590,830	6,979,544
MFS Value Series - Service Class (1)	895,597	395,191
Neuberger Berman Socially Responsive I Class	157,736	68,269
Oppenheimer Global Fund/VA Service Shares	5,406,382	810,247
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	991,821	1,072,397
Royce Micro-Cap Service Class	546,668	292,050
T.Rowe Price Blue Chip Growth - II	12,883,728	7,991,879
T.Rowe Price Equity Income - II	8,033,014	4,347,293
Van Eck VIP Global Hard Assets Initial Class	9,215,295	9,968,857

  (1) Operations commenced during 2015.

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on SA-2, SA-3, and SA-4 were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	44,437	(9,956)	34,481
Diversified Bond	1,744,310	(641,983)	1,102,327	2,235,807	(740,158)	1,495,649
Floating Rate Income	271,730	(216,064)	55,666	391,924	(264,453)	127,471
Floating Rate Loan	243,036	(414,534)	(171,498)	623,567	(1,193,952)	(570,385)
High Yield Bond	538,081	(697,298)	(159,217)	569,468	(639,211)	(69,743)
Inflation Managed	224,152	(339,354)	(115,202)	372,474	(571,006)	(198,532)
Inflation Strategy	127,404	(83,372)	44,032	238,563	(245,770)	(7,207)
Managed Bond	651,197	(1,005,944)	(354,747)	3,399,534	(4,424,384)	(1,024,850)
Short Duration Bond	1,595,355	(1,721,758)	(126,403)	1,956,696	(1,450,121)	506,575
Emerging Markets Debt	141,459	(180,089)	(38,630)	146,310	(76,524)	69,786
Comstock	495,237	(580,118)	(84,881)	1,056,661	(909,214)	147,447
Dividend Growth	500,101	(411,571)	88,530	641,647	(762,568)	(120,921)
Equity Index	1,202,608	(1,197,963)	4,645	1,376,267	(1,388,187)	(11,920)
Focused Growth	422,986	(390,255)	32,731	234,143	(292,376)	(58,233)
Growth	230,606	(442,511)	(211,905)	266,040	(568,839)	(302,799)
Large-Cap Growth	793,337	(756,590)	36,747	1,412,138	(1,627,031)	(214,893)
Large-Cap Value	535,256	(913,340)	(378,084)	744,239	(985,031)	(240,792)
Long/Short Large-Cap	213,257	(287,987)	(74,730)	302,773	(192,134)	110,639
Main Street Core	189,226	(326,305)	(137,079)	416,629	(599,987)	(183,358)
Mid-Cap Equity	170,199	(383,612)	(213,413)	467,676	(772,951)	(305,275)
Mid-Cap Growth	411,957	(610,588)	(198,631)	941,790	(1,166,121)	(224,331)
Mid-Cap Value	160,177	(276,545)	(116,368)	413,328	(443,554)	(30,226)
Small-Cap Equity	157,988	(170,644)	(12,656)	314,064	(238,570)	75,494
Small-Cap Growth	74	(210,197)	(210,123)	94,811	(595,245)	(500,434)
Small-Cap Index	876,061	(1,306,741)	(430,680)	952,895	(1,559,196)	(606,301)
Small-Cap Value	298,850	(422,632)	(123,782)	414,611	(565,826)	(151,215)
Value Advantage	55,337	(270,248)	(214,911)	464,488	(22,358)	442,130
Emerging Markets	635,665	(824,359)	(188,694)	990,350	(1,154,395)	(164,045)
International Large-Cap	2,138,251	(2,118,765)	19,486	1,864,641	(2,754,780)	(890,139)
International Small-Cap	984,028	(393,238)	590,790	693,203	(489,062)	204,141
International Value	840,830	(853,836)	(13,006)	842,194	(962,853)	(120,659)
Health Sciences	390,586	(406,717)	(16,131)	421,651	(384,142)	37,509
Real Estate	444,722	(728,342)	(283,620)	563,724	(720,198)	(156,474)
Technology	568,103	(412,009)	156,094	822,490	(878,326)	(55,836)
Absolute Return (1)	4,220	(139)	4,081
Currency Strategies	24,299	(25,414)	(1,115)	44,674	(7,471)	37,203
Equity Long/Short (1)	455,851	(1,948)	453,903
Global Absolute Return	207,926	(47,604)	160,322	49,957	(12,354)	37,603
Pacific Dynamix - Conservative Growth	104,836	(75,282)	29,554	143,084	(45,551)	97,533
Pacific Dynamix - Moderate Growth	321,064	(163,577)	157,487	535,446	(143,088)	392,358
Pacific Dynamix - Growth	416,600	(188,021)	228,579	446,306	(197,969)	248,337
Portfolio Optimization Conservative	236,771	(468,576)	(231,805)	417,021	(1,082,146)	(665,125)
Portfolio Optimization Moderate-Conservative	468,492	(504,550)	(36,058)	1,589,631	(1,893,737)	(304,106)
Portfolio Optimization Moderate	1,840,017	(3,238,377)	(1,398,360)	3,072,369	(3,417,394)	(345,025)
Portfolio Optimization Growth	2,429,278	(3,057,288)	(628,010)	3,869,030	(4,629,241)	(760,211)
Portfolio Optimization Aggressive-Growth	1,222,344	(1,278,957)	(56,613)	1,757,828	(1,845,783)	(87,955)
Invesco V.I. International Growth Series II	973,009	(244,542)	728,467	501,160	(199,989)	301,171
American Century VP Mid Cap Value Class II	201,406	(181,047)	20,359	302,413	(213,248)	89,165
American Funds IS Asset Allocation Fund Class 4 (1)	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	3,307,342	(90,394)	3,216,948

SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock Basic Value V.I. Class III	349,209	(377,755)	(28,546)	527,005	(401,947)	125,058
BlackRock Global Allocation V.I. Class III	485,769	(569,879)	(84,110)	788,194	(657,665)	130,529
BlackRock iShares Alternative Strategies V.I. Class I (1)	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	14,841	(12,118)	2,723	29,431	(17,728)	11,703
Fidelity VIP Contrafund Service Class 2	368,153	(601,936)	(233,783)	428,886	(557,936)	(129,050)
Fidelity VIP Freedom 2010 Service Class 2	72,897	(12,051)	60,846	11,964	(9,694)	2,270
Fidelity VIP Freedom 2015 Service Class 2	31,918	(45,605)	(13,687)	29,479	(112,602)	(83,123)
Fidelity VIP Freedom 2020 Service Class 2	84,855	(164,153)	(79,298)	180,314	(189,626)	(9,312)
Fidelity VIP Freedom 2025 Service Class 2	194,610	(129,615)	64,995	188,091	(105,238)	82,853
Fidelity VIP Freedom 2030 Service Class 2	120,367	(109,389)	10,978	159,350	(158,184)	1,166
Fidelity VIP Freedom 2035 Service Class 2	82,458	(33,736)	48,722	301,366	(158,276)	143,090
Fidelity VIP Freedom 2045 Service Class 2	118,158	(30,375)	87,783	70,292	(24,001)	46,291
Fidelity VIP Freedom Income Service Class 2	38,931	(24,995)	13,936	39,190	(19,638)	19,552
Fidelity VIP Growth Service Class 2	92,329	(175,307)	(82,978)	234,441	(137,603)	96,838
Fidelity VIP Mid Cap Service Class 2	145,511	(252,332)	(106,821)	187,363	(275,771)	(88,408)
Fidelity VIP Government Money Market Service Class (2)	29,850,316	(24,950,975)	4,899,341	44,959,667	(27,938,586)	17,021,081
Fidelity VIP Value Strategies Service Class 2	93,385	(91,466)	1,919	96,339	(68,408)	27,931
Templeton Foreign VIP Class 2	590,422	(415,867)	174,555	1,086,079	(424,939)	661,140
Templeton Global Bond VIP Class 2	543,227	(793,358)	(250,131)	934,854	(1,100,856)	(166,002)
GE Investments Total Return Class 3	48,224	(25,286)	22,938	50,079	(25,903)	24,176
Janus Aspen Series Enterprise Service Shares	404,163	(212,950)	191,213	175,380	(133,226)	42,154
Janus Aspen Series Overseas Service Shares	507,344	(681,437)	(174,093)	508,278	(716,482)	(208,204)
Lazard Retirement Global Dynamic Multi Asset Service Class (2)	61,115	(14,909)	46,206	40,197	(970)	39,227
Lazard Retirement U.S. Strategic Equity Service Class	31,276	(142,292)	(111,016)	242,003	(120,336)	121,667
ClearBridge Variable Aggressive Growth - Class II	511,103	(285,578)	225,525	463,709	(243,081)	220,628
ClearBridge Variable Mid Cap Core - Class II	328,177	(1,015,615)	(687,438)	456,356	(220,376)	235,980
Western Asset Variable Global High Yield Bond - Class II (1)	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC (2)	187,397	(75,793)	111,604	74,867	(2,210)	72,657
Lord Abbett Developing Growth Class VC	358,580	(245,255)	113,325	382,108	(269,692)	112,416
Lord Abbett Fundamental Equity Class VC	46,845	(161,491)	(114,646)	160,828	(494,202)	(333,374)
Lord Abbett Total Return Class VC	2,332,502	(1,118,329)	1,214,173	2,228,067	(141,251)	2,086,816
I	384,183	(441,977)	(57,794)	397,392	(520,489)	(123,097)
II	200,476	(332,520)	(132,044)	279,937	(336,173)	(56,236)
III	115,928	(124,832)	(8,904)	102,730	(163,950)	(61,220)
V	426,482	(371,372)	55,110	351,616	(315,348)	36,268
MFS New Discovery Series - Service Class	430,584	(470,800)	(40,216)	349,175	(367,799)	(18,624)
MFS Utilities Series - Service Class	304,244	(471,691)	(167,447)	384,955	(318,000)	66,955
MFS Value Series - Service Class (1)	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	10,360	(5,367)	4,993	9,109	(3,423)	5,686
Oppenheimer Global Fund/VA Service Shares	431,693	(103,386)	328,307	223,783	(49,683)	174,100
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	120,156	(138,683)	(18,527)	144,908	(326,037)	(181,129)
Royce Micro-Cap Service Class	45,013	(31,502)	13,511	46,713	(53,899)	(7,186)
T. Rowe Price Blue Chip Growth - II	875,919	(684,564)	191,355	958,048	(661,389)	296,659
T. Rowe Price Equity Income - II	622,030	(524,527)	97,503	731,381	(1,437,413)	(706,032)
Van Eck VIP Global Hard Assets Initial Class	704,174	(789,163)	(84,989)	540,640	(701,995)	(161,355)

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

SA-47

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2015 and 2014 and

for the years ended December 31, 2015, 2014 and 2013

and Independent Auditors’ Report

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2015 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2016

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,

(In Millions)	2015	2014
ASSETS

Investments:

Fixed maturity securities available for sale, at estimated fair value	$38,725	$35,662

Equity securities available for sale, at estimated fair value	88	131

Fair value option securities	536	563

Mortgage loans (includes VIE assets of $1,800 and $750)	11,092	9,327

Policy loans	7,331	7,234

Other investments (includes VIE assets of $197 and $118)	2,024	1,905
TOTAL INVESTMENTS	59,796	54,822

Cash and cash equivalents (includes VIE assets of $7 and $7)	1,845	3,220

Restricted cash (includes VIE assets of $117 and $123)	265	266

Deferred policy acquisition costs	4,719	4,742

Aircraft, net (includes VIE assets of $713 and $869)	8,307	7,817

Other assets (includes VIE assets of $32 and $30)	3,229	2,985

Separate account assets	56,974	60,625

TOTAL ASSETS	$135,135	$134,477

LIABILITIES AND EQUITY

Liabilities:

Policyholder account balances	$41,359	$39,169

Future policy benefits	14,088	13,200

Debt (includes VIE debt of $1,813 and $1,079)	9,590	8,331

Other liabilities (includes VIE liabilities of $165 and $201)	3,438	3,410

Separate account liabilities	56,974	60,625
TOTAL LIABILITIES	125,449	124,735

Commitments and contingencies (Note 18)

Stockholder’s Equity:

Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30

Paid-in capital	1,012	982

Retained earnings	7,868	7,264

Accumulated other comprehensive income	688	1,362
Total Stockholder’s Equity	9,598	9,638

Noncontrolling interests	88	104
TOTAL EQUITY	9,686	9,742

TOTAL LIABILITIES AND EQUITY	$135,135	$134,477

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,

(In Millions)	2015	2014	2013
REVENUES

Policy fees and insurance premiums	$4,179	$3,414	$3,365

Net investment income	2,557	2,408	2,290

Net realized investment gain (loss)	234	(597)	586

OTTI, consisting of $102, $28 and $33 in total, net of $6, $4 and $6 recognized in OCI	(96)	(24)	(27)

Investment advisory fees	353	376	351

Aircraft leasing revenue	833	796	736

Other income	260	259	253
TOTAL REVENUES	8,320	6,632	7,554

BENEFITS AND EXPENSES

Policy benefits paid or provided	3,249	2,650	2,366

Interest credited to policyholder account balances	1,250	1,203	1,248

Commission expenses	1,200	398	1,354

Operating and other expenses	1,870	1,759	1,784
TOTAL BENEFITS AND EXPENSES	7,569	6,010	6,752

INCOME BEFORE PROVISION FOR INCOME TAXES	751	622	802

Provision for income taxes	149	102	131

Net income	602	520	671

Less: net (income) loss attributable to noncontrolling interests	2	3	(19)

NET INCOME ATTRIBUTABLE TO THE COMPANY	$604	$523	$652

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,

(In Millions)	2015	2014	2013

NET INCOME	$602	$520	$671

Other comprehensive income (loss), net of tax:

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:

Unrealized holding gain (loss) arising during period	(710)	525	(754)

Reclassification adjustment for (gain) loss included in net income	41	(16)	(42)
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	(669)	509	(796)

Other, net	(5)	(5)	6

Other comprehensive income (loss)	(674)	504	(790)

Comprehensive income (loss)	(72)	1,024	(119)

Less: comprehensive (income) loss attributable to noncontrolling interests	2	3	(19)

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	($70)	$1,027	($138)

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income (Loss)
(In Millions)	Common Stock	Paid-in Capital	Retained Earnings	Gain (Loss) On Derivatives and Unrealized Gain (Loss) On Securities Available for Sale, Net	Other, Net	Total Stockholder’s Equity	Noncontrolling Interests	Total Equity
BALANCES, JANUARY 1, 2013	$30	$982	$6,489	$1,661	($13)	$9,149	$419	$9,568

Comprehensive income (loss):

Net income			652			652	19	671

Other comprehensive loss				(796)	6	(790)		(790)

Total comprehensive income (loss)						(138)	19	(119)

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							(21)	(21)

Deconsolidation of VIEs							(380)	(380)
BALANCES, DECEMBER 31, 2013	30	982	6,941	865	(7)	8,811	37	8,848

Comprehensive income (loss):

Net income (loss)			523			523	(3)	520

Other comprehensive income (loss)				509	(5)	504		504

Total comprehensive income (loss)						1,027	(3)	1,024

Dividend to parent			(200)			(200)		(200)

Change in equity of noncontrolling interests							70	70
BALANCES, DECEMBER 31, 2014	30	982	7,264	1,374	(12)	9,638	104	9,742

Comprehensive loss:

Net income (loss)			604			604	(2)	602

Other comprehensive loss				(669)	(5)	(674)		(674)

Total comprehensive loss						(70)	(2)	(72)

Assumption of noncontrolling interest (Note 7)		30				30	(30)	-

Change in equity of noncontrolling interests							16	16

BALANCES, DECEMBER 31, 2015	$30	$1,012	$7,868	$705	($17)	$9,598	$88	$9,686

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$602	$520	$671

Adjustments to reconcile net income to net cash provided by operating activities:

Net accretion on fixed maturity securities	(70)	(85)	(82)

Depreciation and amortization	466	450	438

Deferred income taxes	113	55	118

Net realized investment (gain) loss	(234)	597	(586)

Other than temporary impairments	96	24	27

Net change in deferred policy acquisition costs	290	(622)	352

Interest credited to policyholder account balances	1,250	1,203	1,248

Net change in future policy benefits	1,274	1,789	1,069

Other operating activities, net	348	(98)	223
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,135	3,833	3,478

CASH FLOWS FROM INVESTING ACTIVITIES

Fixed maturity and equity securities available for sale:

Purchases	(7,340)	(5,638)	(5,909)

Sales	552	1,535	1,279

Maturities and repayments	2,120	2,410	2,640

Purchases of fair value option securities		(498)

Repayments of mortgage loans	863	917	602

Fundings of mortgage loans and real estate	(1,750)	(1,243)	(1,345)

Funding of CMBS VIE mortgage loan	(1,050)	(750)

Proceeds from sale of real estate	3		405

Net change in policy loans	(97)	(79)	(157)

Terminations of derivative instruments, net	159	9	(35)

Proceeds from nonhedging derivative settlements	135	64	86

Payments for nonhedging derivative settlements	(295)	(344)	(628)

Net change in cash collateral received or pledged	(68)	131	(136)

Purchases of and advance payments on aircraft	(1,306)	(1,068)	(1,143)

Proceeds from sale of aircraft	168	266	380

Other investing activities, net	129	323	44
NET CASH USED IN INVESTING ACTIVITIES	(7,777)	(3,965)	(3,917)
(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,

(In Millions)	2015	2014	2013
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES

Policyholder account balances:

Deposits	$6,075	$5,900	$6,223

Withdrawals	(5,419)	(4,957)	(5,894)

Net change in short-term debt	227	248	(272)

Issuance of long-term debt	1,041	147	1,661

Issuance of CMBS VIE debt	845	676

Partial retirement of surplus notes			(478)

Payments of long-term debt	(828)	(532)	(836)

Dividend to parent		(200)	(200)

Other financing activities, net	326	70	(21)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,267	1,352	183

Net change in cash and cash equivalents	(1,375)	1,220	(256)

Cash and cash equivalents, beginning of year	3,220	2,000	2,256

CASH AND CASH EQUIVALENTS, END OF YEAR	$1,845	$3,220	$2,000

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Income taxes paid (received), net	($99)	($250)	$160

Interest paid	$376	$324	$294

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company. Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary. All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2). These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop. Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•	The fair value of investments in the absence of quoted market values

•	Other than temporary impairment (OTTI) losses of investments

•	Application of the consolidation rules to certain investments

•	The fair value of and accounting for derivatives

•	Aircraft valuation and impairment

•	The capitalization and amortization of deferred policy acquisition costs (DAC)

•	The liability for future policyholder benefits

•	Income taxes

•	Reinsurance transactions

•	Litigation and other contingencies

Certain reclassifications have been made to the 2014 and 2013 consolidated financial statements to conform to the 2015 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2015 through March 8, 2016, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI). Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method. For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives. Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired. If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security. If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings. If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows. In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value. Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain (loss).

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities. The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain (loss). This accounting treatment will provide a partial offset to the impact of interest rate movements.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs. Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan. The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan. Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan. When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

Other investments primarily consist of investments in partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds). Investments in partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4). As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager. The changes in estimated fair value for these assets are recognized in net investment income. Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI. Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain (loss).

Real estate investments are carried at depreciated cost, net of write-downs. For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits. The amortization of the original investment and the tax credits are recorded in the provision for income taxes.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value. If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain (loss). If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain (loss). The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item. For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain (loss).

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis. For derivatives that are hedging securities, these amounts are included in net investment income. For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses. For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain (loss) on an accrual basis. Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain (loss), interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings. Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date. Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC. DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract. However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts. Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization. DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves. DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance. Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins. The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.75% depending on the product. A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period. In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization. All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation. Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications. Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft. Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement. The Company evaluates carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable. The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired. Goodwill is included in other assets and decreased to $63 million as of December 31, 2015 from $101 million as of December 31, 2014 due to the sale of the Pacific Global Advisors LLC pension advisory business during 2015. There were no goodwill impairments recognized during the years ended December 31, 2015, 2014 and 2013.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements and guaranteed interest contracts (GICs), are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments. Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate. Interest credited to these contracts ranged from 0.2% to 9.1%.

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses. Interest rates used in establishing such liabilities ranged from 0.9% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions. If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10). All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as an unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC. Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities. Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue. Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations. Interest rate assumptions ranged from 3.0% to 9.3%. Future dividends for participating business are provided for in the liability for future policy benefits. Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses. The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2015 and 2014, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary. The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits. Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, provide additional capacity for future growth and also assumes reinsurance agreements. As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company. The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

Reinsurance accounting is utilized for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue and benefit and expense accounts. Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage. Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities. Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue. Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR. The timing of policy fee revenue recognition is determined based on the nature of the fees. Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust (formerly known as Pacific Life Funds), the investment vehicle for the Company’s mutual fund products and other funds. These fees are based upon the net asset value of the underlying portfolios and are recorded as earned. Related subadvisory expense is included in operating and other expenses.

Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses. The aircraft leases require payment in U.S. dollars. Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements. The Company has capital leases in the amount of $100 million and $50 million as of December 31, 2015 and 2014, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years. Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses. Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement. Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary. Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years. For this reason, the Company’s life insurance companies meeting this criterion file separate Federal income tax returns. Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis. A loss is recorded if probable and reasonably estimable. The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses. The Company does not record gain contingencies.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts. Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds. A separate account liability is recorded equal to the amount of separate account assets. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows. Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is often required to interpret market data used to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, which modifies the Accounting Standards Codification’s (Codification) Fair Value Measurement Topic. This ASU requires a reporting entity to exclude any investments for which fair value is measured using net asset value (NAV) as a practical expedient from the fair value hierarchy disclosures. In 2015, the Company early adopted this ASU and applied it retrospectively. This guidance only impacted financial statement disclosures (Note 12) and had no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, which modifies the Codification’s Comprehensive Income Topic. This ASU requires enhanced reporting of amounts reclassified out of accumulated other comprehensive income (AOCI) either on the face of the consolidated financial statements or in the notes to the consolidated financial statements. Nonpublic entities are required to report the effects of reclassifications on net income for annual reporting periods and to report information about the amounts reclassified out of AOCI by component for each reporting period for interim and annual reporting periods. The Company adopted this ASU in 2014 and has included the required annual disclosure in Note 13.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented in the statement of financial condition as a direct deduction from the associated debt liability. The guidance in the new standard is limited to the presentation of debt issuance costs and does not affect the recognition and measurement of debt issuance costs. The Company will adopt this ASU retrospectively on January 1, 2016 and adoption will result in a change in presentation of these costs on the consolidated statements of financial condition. Adoption in 2016 will result in a decrease to other assets and debt of $84 million for December 31, 2015.

In February 2015, the FASB issued ASU 2015-02, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain legal entities. All legal entities with which the Company is involved are subject to reevaluation under the revised consolidation model. The amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, and affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships. The Company will adopt this ASU retrospectively on January 1, 2016. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, which clarifies the principles for recognizing revenue when it transfers promised goods and services to customers in an amount that reflects the consideration to which an entity expects to be entitled to in exchange for those goods and services. This ASU defines a five step process that identifies the various components of the revenue recognition process, identifying the performance obligation and when to recognize revenue when that performance obligation has been met. The Company will adopt this ASU retrospectively for the year ended December 31, 2018. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.	STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic GIC reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP). The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees. This reserve amounted to $62 million and $61 million as of December 31, 2015 and 2014, respectively, and has been recorded by Pacific Life. The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors. As of December 31, 2015 and 2014, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $520 million, $635 million and $521 million for the years ended December 31, 2015, 2014 and 2013, respectively. Statutory capital and surplus of Pacific Life was $7,762 million and $7,172 million as of December 31, 2015 and 2014, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities. As of December 31, 2015, Pacific Life’s total statutory reserve credit was $1,901 million, of which $1,249 million was supported by third-party letters of credit and note facilities. As of December 31, 2014, Pacific Life’s total statutory reserve credit was $1,702 million, of which $1,160 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits. Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska. Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031. The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont. The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting. As of December 31, 2015, the letter of credit amounted to $680 million and was held in a trust with Pacific Life as beneficiary. PAR Vermont admitted $677 million and $619 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $400 million. This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC. Through this facility, PBRC issued a surplus note with a maturity date of December 2043 and received a note receivable in return with a maturity date of December 2038. The note receivable is credit enhanced by a highly rated third-party reinsurer for 20 years with a five year extension. The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting. As of December 31, 2015 and 2014, the note receivable amounted to $159 million and $111 million, respectively, and was held in a trust with Pacific Life as beneficiary. PBRC admitted $159 million and $111 million as an asset in its statutory financial statements as of December 31, 2015 and 2014, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp. The underlying reinsurance is comprised of coinsurance and YRT treaties. Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement). The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles. The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $413 million letter of credit issued to PLRB by highly rated third-party banks for the benefit of Pacific Life, which expires August 26, 2016. In connection with the acquisition and reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement and has also agreed to honor PLRB’s obligations to the letter of credit provider in the event of default.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance. PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life. Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis. On December 1, 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter. PARC is a wholly owned subsidiary of Pacific LifeCorp.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2015 and 2014, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp. Based on these restrictions and 2015 statutory results, Pacific Life could pay $608 million in dividends in 2016 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement. Pacific Life did not pay any dividends to Pacific LifeCorp during the year ended December 31, 2015. During the years ended December 31, 2014 and 2013, Pacific Life paid dividends to Pacific LifeCorp of $200 million each year.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2015 statutory results, PL&A could pay $39 million in dividends to Pacific Life in 2016 without prior regulatory approval. During the years ended December 31, 2015, 2014 and 2013, PL&A paid dividends to Pacific Life of $37 million, $35 million and $35 million, respectively.

3.	CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997. The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $260 million and $265 million as of December 31, 2015 and 2014, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $268 million and $269 million as of December 31, 2015 and 2014, respectively. The net contribution to income from the Closed Block was zero, $3 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

4.	VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary. A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

The following table presents, as of December 31, 2015 and 2014, the consolidated assets and consolidated liabilities, which the Company has consolidated because it is the primary beneficiary:

	Consolidated VIEs
	Consolidated	Consolidated

	Assets	Liabilities

	(In Millions)
December 31, 2015:

Commercial mortgage-backed securities	$1,805	$1,525

Sponsored investment funds	204	10

Aircraft securitization	857	443

Total	$2,866	$1,978

December 31, 2014:

Commercial mortgage-backed securities	$750	$676

Sponsored investment funds	125	2

Aircraft securitization	1,022	602

Total	$1,897	$1,280

COMMERCIAL MORTGAGE-BACKED SECURITIES

Pacific Life has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE). The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs. The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $1,521 million and $676 million as of December 31, 2015 and 2014, respectively (included in CMBS VIE debt in Note 11).

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers. Structured as limited partnerships, the Company has provided the initial cash and noncash investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history. Based on the design and operation of the limited partnership arrangements, the Company concluded that these legal entities are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary. It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of the limited partnerships. The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events. Short-term non-recourse debt consolidated by the Company was $10 million and $2 million as of December 31, 2015 and 2014, respectively (included in other VIE debt in Note 11). The line of credit has a $15 million borrowing capacity. The Company’s unfunded commitment to the limited partnerships was $75 million and $119 million as of December 31, 2015 and 2014, respectively.

AIRCRAFT SECURITIZATION

During 2005, Aviation Capital Group Corp., a wholly owned subsidiary of Pacific Life engaged in the acquisition and leasing of commercial aircraft (ACG), sponsored a financial asset securitization secured by aircraft. The transaction was classified as a VIE as the total equity investment at risk was insufficient to finance its activities without additional subordinated support. ACG receives ongoing compensation for its role as the remarketing and administrative agent and for various aircraft-related services.

ACG is the primary beneficiary of the securitization because it owns 100% of the equity and has a controlling financial interest in this VIE. As such, the securitization is included in the consolidated financial statements of the Company. Non-recourse debt consolidated by the Company was $282 million and $401 million as of December 31, 2015 and 2014, respectively (included in ACG VIE debt in Note 11).

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary. The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities. Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Non-consolidated VIEs
		Maximum

	Carrying Amount	Exposure to Loss

	(In Millions)

December 31, 2015:

Fixed maturity securities	$56	$56

Mortgage loans	60	104

Other investments	847	1,316

Total	$963	$1,476

December 31, 2014:

Fixed maturity securities	$54	$54

Other investments	828	1,254

Total	$882	$1,308

FIXED MATURITY SECURITIES

The Company purchased primarily investment grade beneficial interests issued from bankruptcy-remote special purpose entities, which are collateralized by financial assets including corporate debt.

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

OTHER INVESTMENTS

The limited partnership investments include private equity funds and equity in real estate which are reported in other investments. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s equity investments in comparison to the original amount issued by the VIEs.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor. The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale. The Company’s maximum exposure to loss for these investments is limited to its carrying amount. See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

5.	DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$4,742	$4,214	$4,329

Additions:

Capitalized during the year	544	608	621

Amortization:

Allocated to commission expenses	(806)	15	(955)

Allocated to operating expenses	(28)	(1)	(18)

Total amortization	(834)	14	(973)

Allocated to OCI	267	(94)	237

Balance, December 31	$4,719	$4,742	$4,214

During the years ended December 31, 2015, 2014 and 2013, the Company revised certain assumptions utilized to develop EGPs for its products subject to DAC amortization. This resulted in an increase in DAC amortization expense of $51 million for the year ended December 31, 2015 and decreases in DAC amortization expense of $39 million and $43 million for the years ended December 31, 2014 and 2013, respectively. The revised EGPs also resulted in increased URR amortization of $27 million for the year ended December 31, 2015 and decreased URR amortization of $128 million and $6 million for the years ended December 31, 2014 and 2013, respectively.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Balance, January 1	$667	$597	$638

Deferred costs capitalized during the year	17	29	38

Amortization of deferred costs	(101)	41	(79)

Balance, December 31	$583	$667	$597

6.	INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges. The net carrying amount of equity securities available for sale represents cost adjusted for OTTI. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2015:

U.S. Government	$49	$8		$57

Obligations of states and political subdivisions	815	125	$2	938

Foreign governments	546	52	6	592

Corporate securities	31,727	1,630	691	32,666

RMBS	2,490	115	49	2,556

CMBS	796	24	7	813

Collateralized debt obligations	55	10		65

Other asset-backed securities	993	57	12	1,038

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

Perpetual preferred securities	$84	$6	$4	$86

Other equity securities	1	1		2

Total equity securities	$85	$7	$4	$88

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)
December 31, 2014:

U.S. Government	$47	$9		$56

Obligations of states and political subdivisions	853	164		1,017

Foreign governments	591	70	$2	659

Corporate securities	27,275	2,592	148	29,719

RMBS	2,597	150	43	2,704

CMBS	626	32	1	657

Collateralized debt obligations	54	16		70

Other asset-backed securities	717	64	1	780

Total fixed maturity securities	$32,760	$3,097	$195	$35,662

Perpetual preferred securities	$127	$7	$9	$125

Other equity securities	1	5		6

Total equity securities	$128	$12	$9	$131

The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2015, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net Carrying Amount
		Gross Unrealized		Estimated Fair Value
		Gains	Losses

	(In Millions)

Due in one year or less	$1,416	$25	$5	$1,436

Due after one year through five years	6,555	446	71	6,930

Due after five years through ten years	14,485	389	385	14,489

Due after ten years	10,681	955	238	11,398

	33,137	1,815	699	34,253
Mortgage-backed and asset-backed securities	4,334	206	68	4,472

Total fixed maturity securities	$37,471	$2,021	$767	$38,725

The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater. Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2015:
Obligations of states and political subdivisions	3	$134	$2
Foreign governments	10	62	6
Corporate securities	989	10,785	691
RMBS	101	972	49
CMBS	17	273	7
Other asset-backed securities	60	533	12

Total fixed maturity securities	1,180	12,759	767

Perpetual preferred securities	4	18	4
Other investments	4	18	5

Total other investments	8	36	9

Total	1,188	$12,795	$776

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

	(In Millions)				(In Millions)
December 31, 2015:

Obligations of states and political subdivisions	3	$134	$2

Foreign governments	7	43	5	3	$19	$1

Corporate securities	831	9,473	413	158	1,312	278

RMBS	31	467	5	70	505	44

CMBS	17	273	7

Other asset-backed securities	57	527	10	3	6	2

Total fixed maturity securities	946	10,917	442	234	1,842	325

Perpetual preferred securities	2	9	1	2	9	3

Other investments	4	18	5

Total other investments	6	27	6	2	9	3

Total	952	$10,944	$448	236	$1,851	$328

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)
December 31, 2014:
Foreign governments	3	$18	$2
Corporate securities	412	3,493	148
RMBS	80	630	43
CMBS	10	91	1
Other asset-backed securities	12	60	1

Total fixed maturity securities	517	4,292	195

Perpetual preferred securities	4	36	9
Other investments	2	14	1

Total other investments	6	50	10

Total	523	$4,342	$205

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses

		(In Millions)			(In Millions)
December 31, 2014:

Foreign governments				3	$18	$2

Corporate securities	229	$1,512	$55	183	1,981	93

RMBS	26	193	3	54	437	40

CMBS				10	91	1

Other asset-backed securities				12	60	1

Total fixed maturity securities	255	1,705	58	262	2,587	137

Perpetual preferred securities				4	36	9

Other investments	2	14	1

Total other investments	2	14	1	4	36	9

Total	257	$1,719	$59	266	$2,623	$146

The gross unrealized losses on available for sale securities and other investments in the tables above increased from $205 million as of December 31, 2014 to $776 million as of December 31, 2015. This increase is primarily due to increases in interest rates, general credit spread widening, and declines in the energy, metals and mining sectors, as a result of declining oil, natural gas, and commodity prices. Included in corporate securities above is a portion of the Company’s net exposure to fixed maturity securities in the energy, metals and mining sectors, which was $3.3 billion as of December 31, 2015, with a net unrealized loss of $247 million. As of December 31, 2015, 90% of investments in these sectors were investment grade.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary. The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The table below presents non-agency RMBS and CMBS by investment rating from independent rating agencies and vintage year of the underlying collateral as of December 31, 2015.

	Net Carrying Amount		Rating as % of	Vintage Breakdown
Rating		Estimated Fair Value	Net Carrying Amount	2004 and Prior	2005	2006	2007	2008 and Thereafter

	($ In Millions)

Prime RMBS:
AAA	$378	$376	26%					26%
AA	30	30	2%	2%
A	14	15	1%	1%
BAA	101	106	7%	5%	2%
BA and below	910	921	64%	12%	29%	19%	4%

Total	$1,433	$1,448	100%	20%	31%	19%	4%	26%

Alt-A RMBS:
AAA	$1	$1	0%
AA	26	27	7%	7%
A	12	13	3%	1%	2%
BAA	27	28	7%	4%	3%
BA and below	308	285	83%	14%	16%	23%	30%

Total	$374	$354	100%	26%	21%	23%	30%	0%

Sub-prime RMBS:
AAA	$14	$13	7%	7%
BAA	55	55	29%	29%
BA and below	119	118	64%	55%	7%	1%	1%

Total	$188	$186	100%	91%	7%	1%	1%	0%

CMBS:
AAA	$63	$67	8%					8%
AA	162	174	20%	7%				13%
A	388	390	49%					49%
BAA	147	146	18%					18%
BA and below	36	36	5%					5%

Total	$796	$813	100%	7%	0%	0%	0%	93%

Prime mortgages are loans made to borrowers with strong credit histories, whereas sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. Alt-A mortgage lending is the origination of residential mortgage loans to customers who have good credit ratings, but have limited documentation for their source of income or some other standard input used to underwrite the mortgage loan. The greater use of affordable mortgage products and relaxed underwriting standards by some originators for these loans has led to higher delinquency and loss rates, especially within the 2007 and 2006 vintage years.

During 2015, the Company initiated a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements. The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities. All securities lending agreements are callable by the Company at any time. The contractual maturity on all securities lending arrangements is overnight and continuous. The following table presents the Company’s security loans outstanding and the corresponding collateral held:

December 31,
2015

(In Millions)

Security loans outstanding, estimated fair value (1)	$157
Reinvestment portfolio, estimated fair value (2)	161
Cash collateral liability (3)	161

(1)	Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.
(2)	The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and is included in cash and cash equivalents.
(3)	Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities	$1,688	$1,629	$1,550

Equity securities	4	5	27

Mortgage loans	582	451	434

Real estate	103	102	120

Policy loans	201	202	201

Partnerships and joint ventures	106	165	137

Other	37	21	10

Gross investment income	2,721	2,575	2,479

Investment expense	164	167	189

Net investment income	$2,557	$2,408	$2,290

The components of net realized investment gain (loss) are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Fixed maturity securities:

Gross gains on sales	$26	$47	$70

Gross losses on sales	(8)	(14)	(7)

Total fixed maturity securities	18	33	63

Equity securities:

Gross gains on sales	5	7	34

Total equity securities	5	7	34

FVO securities and trading securities	(33)	69	2

Real estate	2	(1)	77

Variable annuity GLB embedded derivatives	60	(706)	1,144

Variable annuity GLB policy fees	209	199	195

Variable annuity derivatives - total return swaps	(21)	(96)	(469)

Variable annuity derivatives - futures	(46)	(96)	(43)

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Fixed indexed annuity derivatives - futures	(2)	21

Equity put options		(32)	(359)

Synthetic GIC policy fees	44	44	42

Foreign currency and interest rate swaps	25	26	(96)

Life indexed account embedded derivatives	51	(136)	(153)

Life indexed account derivatives - call options	(58)	126	154

Other	(15)	(28)	8

Net realized investment gain (loss)	$234	($597)	$586

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total

Year ended December 31, 2015:	(In Millions)

Corporate securities	$70		$70

RMBS	2	$6	8

Perpetual preferred securities	9		9

OTTI - fixed maturity and equity securities	81	6	87

Mortgage loans	11		11

Other investments	4		4

Total OTTI	$96	$6	$102

Year ended December 31, 2014:

Corporate securities	$2		$2

RMBS	5	$4	9

Perpetual preferred securities	2		2

OTTI - fixed maturity and equity securities	9	4	13

Mortgage loans	14		14

Real estate	1		1

Total OTTI	$24	$4	$28

Year ended December 31, 2013:

Corporate securities	$11		$11

RMBS	7	$6	13

OTTI - fixed maturity securities	18	6	24

Real estate	9		9

Total OTTI	$27	$6	$33

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,

	2015	2014

	(In Millions)

Cumulative credit loss, January 1	$188	$217

Additions for credit impairments recognized on:

Securities previously other than temporarily impaired	2	4

Securities not previously other than temporarily impaired		1

Total additions	2	5

Reductions for credit impairments previously recognized on:

Securities due to an increase in expected cash flows and time value of cash flows	(3)	(5)

Securities sold		(29)

Total subtractions	(3)	(34)

Cumulative credit loss, December 31	$187	$188

The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total

	(In Millions)

December 31, 2015:

Obligations of states and political subdivisions		$2	$2

Foreign governments		6	6

Corporate securities	$2	689	691

RMBS	35	14	49

CMBS		7	7

Other asset-backed securities		12	12

Total fixed maturity securities	$37	$730	$767

Perpetual preferred securities		$4	$4

Total equity securities	-	$4	$4

December 31, 2014:

Foreign governments		$2	$2

Corporate securities		148	148

RMBS	$34	9	43

CMBS		1	1

Other asset-backed securities		1	1

Total fixed maturity securities	$34	$161	$195

Perpetual preferred securities		$9	$9

Total equity securities	-	$9	$9

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Available for sale securities:

Fixed maturity	($1,648)	$1,380	($1,897)

Equity		(4)	11

Total available for sale securities	($1,648)	$1,376	($1,886)

Trading securities, included in other investments, totaled $209 million and $224 million as of December 31, 2015 and 2014, respectively. The cumulative net unrealized gain (loss) on trading securities held as of December 31, 2015 and 2014 were ($2) million and $14 million, respectively. Net unrealized gain (loss) recognized in net realized investment gain (loss) on trading securities still held at the reporting date were ($4) million, $1 million and $2 million as of December 31, 2015, 2014 and 2013, respectively.

FVO securities consist of U.S. Government securities. FVO securities totaled $536 million and $563 million as of December 31, 2015 and 2014, respectively. The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain (loss) and was ($27) million and $66 million for the years ended December 31, 2015 and 2014, respectively. Interest income earned from FVO securities is recorded in net investment income and was $17 million and $8 million for the years ended December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

Mortgage loans totaled $11,092 million and $9,327 million as of December 31, 2015 and 2014, respectively. Mortgage loans are collateralized by commercial properties primarily located throughout the U.S. As of December 31, 2015, $2,230 million, $1,686 million, $1,421 million, $1,330 million and $1,150 million were located in Texas, New York, California, Washington and District of Columbia, respectively. Included in the December 31, 2015 amount for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIE (Note 4). As of December 31, 2015, $283 million and $196 million were located in Canada and the United Kingdom (UK), respectively. The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2015 or 2014. As of December 31, 2015, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief. Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. See Note 12.

As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount. No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount. As of December 31, 2014, there were six loans with a book value of $62 million that were considered impaired. As the estimated fair value of the collateral on three of these loans was lower than their carrying amount, an impairment loss of $18 million (gross of reinsurance of $4 million) was recorded. No impairment loss was recorded on the other three loans since the estimated fair value of the collateral was higher than their carrying amount. Separately during 2014, one loan totaling $40 million was returned to the Company through a deed in lieu of foreclosure process and became a real estate property investment. As of December 31, 2013, there were two loans with a book value of $6 million that were considered impaired. As the estimated fair value of the collateral on these loans was higher than their carrying amount, no impairment loss was recorded.

The following tables set forth mortgage loan credit levels as of December 31, 2015 and 2014 ($ In Millions):

	December 31, 2015
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$640	1.79	$143	1.24	$46	1.06			$829	1.65

Golf course	11	2.64	17	0.69	59	1.47	$55	0.87	142	1.23

Hotel/Lodging	718	2.12			175	0.70			893	1.84

Industrial							18	1.70	18	1.70

Mobile home park	195	2.49							195	2.49

Office	3,818	2.03					21	0.32	3,839	2.02

Office - VIE	750	3.00							750	3.00

Residential	6	1.44							6	1.44

Resort	478	2.94							478	2.94

Retail	1,613	2.22							1,613	2.22

Retail - VIE	1,050	1.14							1,050	1.14

Construction	1,279								1,279
Total mortgage loans	$10,558	2.09	$160	1.18	$280	0.92	$94	0.91	$11,092	2.03

	December 31, 2014
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total

Property Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Apartment	$573	1.67	$164	1.07	$46	0.95			$783	1.50

Golf course	11	2.45	158	1.03	19	1.41	$1	1.04	189	1.15

Hotel/Lodging	905	1.96							905	1.96

Industrial							18	0.95	18	0.95

Mobile home park	117	2.29							117	2.29

Office	3,869	2.09					25	0.05	3,894	2.08

Office - VIE	750	3.11							750	3.11

Resort	479	3.24							479	3.24

Retail	1,168	1.89							1,168	1.89

Construction	1,024								1,024
Total mortgage loans	$8,896	2.19	$322	1.05	$65	1.08	$44	0.44	$9,327	2.12

Real estate investments totaled $345 million and $329 million as of December 31, 2015 and 2014, respectively. The Company had no real estate investment impairments during the year ended December 31, 2015. As of December 31, 2014, there were four properties with a book value prior to impairment measurement of $10 million that were considered impaired and an impairment loss of $1 million was recognized as the fair value of these properties was lower than their carrying amount. As of December 31, 2013, there were four properties with a book value prior to measurement of $20 million that were considered impaired and an impairment loss of $9 million was recognized as the fair value of these properties was lower than their carrying amount. See Note 12.

7.	AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,

	2015	2014
	(In Millions)

Aircraft	$9,152	$8,453

Aircraft held by consolidated VIEs	1,097	1,307
	10,249	9,760
Accumulated depreciation	1,942	1,943
Aircraft, net	$8,307	$7,817

As of December 31, 2015, domestic and foreign future minimum rentals scheduled to be received under the noncancelable portion of leases are as follows (In Millions):

	2016	2017	2018	2019	2020	Thereafter
Domestic	$142	$130	$123	$120	$120	$300

Foreign	749	694	634	546	439	1,198

Total leases	$891	$824	$757	$666	$559	$1,498

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $189 million. The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million, $27 million, and $22 million for the years ended December 31, 2015, 2014 and 2013, respectively. During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $181 million.

As of December 31, 2015 and 2014, aircraft under operating lease with a carrying amount of $2,871 million and $3,462 million, respectively, were assigned as collateral to secure debt (Notes 4 and 11).

During the years ended December 31, 2015, 2014 and 2013, aircraft impairments of $39 million, $37 million and $28 million, respectively, were recognized and included in operating and other expenses. See Note 12.

Three and nine aircraft were not subject to a signed lease or sales commitment, collectively representing approximately 1% and 2% of the carrying amount of aircraft as of December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015, 2014 and 2013, gain (loss) on the sale of aircraft of ($1) million, $8 million and $7 million, respectively, were recognized and included in other income. Aircraft held for sale totaled $244 million and $65 million as of December 31, 2015 and 2014, respectively, and are included in aircraft, net.

During 2006, ACG and a bank sponsored a 50/50 joint venture. As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary. During 2015, the non-recourse debt was paid off (Note 11) and ACG assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest. As a result, the noncontrolling interest related to this joint venture of $30 million was reduced to zero as of December 31, 2015.

See Note 18 for future aircraft purchase commitments.

8.	DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk, equity risk, and credit risk. Derivative instruments are also used to manage the duration mismatch of assets and liabilities. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options. In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value in its consolidated statements of financial condition. The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives. When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions. These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers. These reinsurance arrangements are used to offset a portion of the Company’s exposure to the GLBs for the lives of the host variable annuity contracts issued. The ceded portion of these GLBs is considered an embedded derivative. The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the GLBs not covered by reinsurance. The Company utilizes total return swaps based upon the S&P 500 Index and the MSCI EAFE (Europe, Australasia and Far East) Index and exchange-traded equity futures based upon broad equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. The total return swaps provide periodic payments to the Company in exchange for the return of the S&P 500 and MSCI EAFE indices in the form of a payment or receipt, depending on whether the return relative to the index on trade date is positive or negative. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers a fixed indexed annuity product where interest is credited to the policyholder’s account balance based on equity index changes. A policyholder may allocate the contract’s net accumulated value to one or a combination of the following: fixed return account at a guaranteed interest rate to be no less than 1% for a specified period of time, one or two-year S&P 500 indexed account with caps, or one or two-year global indexed account with caps. The indexed products contain embedded derivatives. The Company utilizes exchange-traded equity futures based upon broad market indices and total return swaps based upon the MSCI EAFE index to economically hedge the credit paid to the policyholder on the underlying equity index.

The Company used equity put options to hedge equity and credit risks. These equity put options involved the exchange of either an upfront payment or periodic fixed rate payments for the return, at the end of the option agreement, of the equity index below a specified strike price.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives. The ERISA Plan uses the contracts in its stable value fixed income option. The Company receives a fee, recognized in net realized investment gain (loss), for providing book value accounting for the ERISA Plan stable value fixed income option. In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value. The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios. The estimated fair value of the derivative is zero as of December 31, 2015 and 2014.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies. The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying index. Indexed accounts currently offered by the Company include: one-year S&P 500 indexed account currently capped at 8% to 11%, one-year S&P 500 indexed uncapped account currently with a 5% threshold, one-year international indexed account currently capped at 11%, two-year S&P 500 indexed account currently capped at 30% and five-year S&P 500 indexed uncapped account. The life insurance products with indexed accounts contain embedded derivatives.

The Company utilizes call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums and the settlements are recognized in net realized investment gain (loss).

The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2015	2014

	(In Millions)

Variable annuity GLB embedded derivatives	$31,562	$33,717

Variable annuity derivatives - total return swaps	1,683	1,445

Variable annuity derivatives - futures	888	758

Variable annuity derivatives - interest rate swaps	110	135

Fixed indexed annuity embedded derivatives	2,638	1,622

Fixed indexed annuity derivatives - total return swaps	12

Fixed indexed annuity derivatives - futures	410	152

Synthetic GICs	21,451	21,587

Foreign currency and interest rate swaps	1,225	2,721

Life indexed account embedded derivatives	3,251	2,421

Life indexed account derivatives - call options	3,528	2,519

Other	778	345

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps. Notional amounts for variable annuity GLB embedded derivatives represent deposits into variable annuity contracts covered by embedded derivative riders as a measurement of volume. 13.0% and 13.1% of these notional amounts are reinsured by third-party reinsurers as of December 31, 2015 and 2014, respectively. 4.1% of these notional amounts are reinsured by an affiliated reinsurer as of December 31, 2015 and 2014.

The following table summarizes amounts recognized in net realized investment gain (loss) for derivatives not designated as a hedge. Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations. The amounts presented do not include the periodic net payments and amortization of $191 million, $288 million and $554 million for the years ended December 31, 2015, 2014 and 2013, respectively, which are recognized in net realized investment gain (loss).

	Amount of Gain (Loss)

	Recognized in

	Income on Derivatives
	Years Ended December 31,

	2015	2014	2013
	(In Millions)

Variable annuity derivatives - total return swaps	$2	$27	($96)

Equity put options		(23)	(259)

Foreign currency and interest rate swaps	67	1	(75)

Life indexed account derivatives - call options	59	206	208

Other	(5)		2

Embedded derivatives:

Variable annuity GLB embedded derivatives	60	(706)	1,144

Fixed indexed annuity embedded derivatives	(5)	(27)	(13)

Life indexed account embedded derivatives	51	(136)	(153)

Other		(2)	(2)
Total	$229	($660)	$756

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates. These cash flows include those associated with existing assets and liabilities. The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 6 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $310 million and $453 million as of December 31, 2015 and 2014, respectively. The Company had gains recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of $7 million, $18 million and $42 million for the years ended December 31, 2015, 2014 and 2013, respectively. For the years ended December 31, 2015, 2014 and 2013, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

Hedge ineffectiveness related to cash flow hedges was zero, $1 million and zero for the years ended December 31, 2015, 2014 and 2013, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2015, 2014 and 2013. Over the next twelve months, the Company anticipates that $2 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2015 and 2014.

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded on the Company’s consolidated statements of financial condition at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral. The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals. See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2015	2014		2015	2014
	(In Millions)			(In Millions)

Derivatives designated as hedging instruments:

Foreign currency and interest rate swaps		$3	(1)
	$5		(5)	$12	$22	(5)
Total derivatives designated as hedging instruments	5	3		12	22

Derivatives not designated as hedging instruments:

Variable annuity derivatives - total return swaps	12	3	(1)	5	8	(1)
	3	3	(5)	2	4	(5)
Variable annuity derivatives - interest rate swaps	3	2	(1)	1	3	(1)
Foreign currency and interest rate swaps	108	34	(1)	8	20	(1)
	13	32	(5)	28	133	(5)
Life indexed account derivatives - call options	66	146	(1)	1		(1)
	19	48	(5)	1		(5)

Embedded derivatives:
Variable annuity GLB embedded derivatives (including reinsurance contracts)	190	204	(2)	1,200	1,274	(3)
Fixed indexed annuity embedded derivatives				167	110	(4)
Life indexed account embedded derivatives				191	278	(4)
Other				1		(2)
				7	3	(4)
				3	4	(5)
Total derivatives not designated as hedging instruments	414	472		1,615	1,837

Total derivatives	$419	$475		$1,627	$1,859

Location on the consolidated statements of financial condition:

(1) Other investments (2) Other assets (3) Future policy benefits (4) Policyholder account balances (5) Other liabilities

Cash collateral received from counterparties was $74 million and $132 million as of December 31, 2015 and 2014, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities. Cash collateral pledged to counterparties was $71 million and $61 million as of December 31, 2015 and 2014, respectively. A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities. Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received. If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

As of December 31, 2015 and 2014, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $45 million and $24 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition. The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2015 and 2014, none of the collateral had been sold or repledged. As of December 31, 2015 and 2014, the Company provided collateral in the form of various securities with an estimated fair value of $5 million, which are included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities reported in the consolidated statements of financial condition (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral. Gross amounts include income or expense accruals. Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals. Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation. Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of Recognized Assets/Liabilities (1)	Gross Amounts Offset (2)	Net Amounts	Gross Amounts Not Offset - Asset Collateral	Net Amounts
	(In Millions)

December 31, 2015:

Derivative assets	$191	($125)	$66	($45)	$21

Derivative liabilities	107	(67)	40		40

December 31, 2014:

Derivative assets	$233	($191)	$42	($23)	$19

Derivative liabilities	202	(89)	113		113

(1)	As of December 31, 2015 and 2014, derivative assets include expense accruals of $22 million and $38 million, respectively, and derivative liabilities include expense accruals of $66 million and $12 million, respectively.
(2)	As of December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $4 million, respectively, and provided excess cash collateral of $1 million and zero, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties. The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis. Therefore, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties. In addition, the Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company currently pledges cash and securities to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements may also include collateral arrangements with derivative counterparties, which may require both the pledge and acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold.

The Company’s credit exposure is measured on a counterparty basis as the net positive aggregate estimated fair value, net of accrued income or expenses and collateral received, if any. The Company’s credit exposure for OTC derivatives as of December 31, 2015 was $20 million. The maximum exposure to any single counterparty was $6 million at December 31, 2015. All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

The Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty. If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions. The aggregate estimated fair value of all OTC derivative instruments with credit risk related contingent features that were in a liability position on December 31, 2015, was $31 million for which the Company has posted collateral of $14 million. If certain of the Company’s financial strength ratings were to fall one notch as of December 31, 2015, the Company would have been required to post an additional $7 million of collateral to its counterparties.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives. As of December 31, 2015, the Company’s financial strength ratings were above the specified level.

9.	POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,

	2015	2014
	(In Millions)

UL	$25,812	$24,642

Annuity and deposit liabilities	14,894	13,310

Funding agreements	295	714

Life indexed account embedded derivatives	191	278

Fixed indexed annuity embedded derivatives	167	110

GICs		115
Total	$41,359	$39,169

FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,

	2015	2014
	(In Millions)

Annuity reserves	$7,620	$7,725

Policy benefits payable	2,773	2,206

Variable annuity GLB embedded derivatives	1,200	1,274

URR	1,138	818

Life insurance	970	833

Closed Block liabilities	268	266

Other	119	78
Total	$14,088	$13,200

10.	SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). These contracts also include various types of GMDB and GLB features. For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years. Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return. In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features. The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting at age 59.5, regardless of market performance. The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,

	2015	2014
	($ In Millions)

Return of net deposits

Separate account value	$49,682	$53,187

Net amount at risk (1)	1,083	581

Average attained age of contract holders	66 years	65 years

Anniversary contract value

Separate account value	$13,835	$15,206

Net amount at risk (1)	930	536

Average attained age of contract holders	67 years	66 years

Minimum return

Separate account value	$884	$995

Net amount at risk (1)	449	406

Average attained age of contract holders	71 years	70 years

(1)	Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,

	2015	2014	2015	2014

	GMIB		GMWBL
	($ In Millions)		($ In Millions)

Separate account value	$1,755	$2,027	$5,422	$5,220

Net amount at risk (1)	265	183	431	119

Average attained age of contract holders	62 years	61 years	66 years	65 years

(1)	GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31. GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,

	2015	2014	2015	2014	2015	2014

	GMDB		GMIB		GMWBL
	(In Millions)		(In Millions)		(In Millions)

Balance, beginning of year	$5		$25	$18	$21	$11

Changes in reserves	15	$15	18	10	32	10

Benefits paid	(11)	(10)	(3)	(3)

Balance, end of year	$9	$5	$40	$25	$53	$21

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,

	2015	2014

	(In Millions)

Asset type

Equity	$30,300	$32,496

Bonds	15,666	17,143

Money market	319	259

Other	3,619	3,495

Total separate account value	$49,904	$53,393

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments. The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC. The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)

Balance, January 1, 2013	$279	$105	$174

Incurred guaranteed benefits	40	(5)	45

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2013	312	100	212

Incurred guaranteed benefits	111	26	85

Paid guaranteed benefits	(7)		(7)

Balance, December 31, 2014	416	126	290

Incurred guaranteed benefits	142	29	113

Paid guaranteed benefits	(1)		(1)

Balance, December 31, 2015	$557	$155	$402

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,

	2015	2014

	($ In Millions)

Net amount at risk (1)	$16,905	$17,230

Average attained age of policyholders	59 years	58 years

(1)	Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

11.	DEBT

Debt consists of the following:

	December 31,

	2015	2014

	(In Millions)

Short-term debt:

Credit facility recourse only to ACG	$485	$266

Other VIE debt (Note 4)	10	2

Total short-term debt	$495	$268

Long-term debt:

Surplus notes	$1,771	$1,771

Fair value hedge adjustments - terminated interest rate swap agreements	271	277

Note payable to Pacific LifeCorp	15

Non-recourse long-term debt:

Debt recourse only to ACG	5,021	4,525

ACG non-recourse debt		307

Other non-recourse debt	214	106

ACG VIE debt (Note 4)	282	401

CMBS VIE debt (Note 4)	1,521	676

Total long-term debt	$9,095	$8,063

SHORT-TERM DEBT

Pacific Life maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2015 and 2014. In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in October 2019 that will serve as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2015 and 2014. As of and during the year ended December 31, 2015, Pacific Life was in compliance with the debt covenants related to these facilities.

The Company maintains reverse repurchase lines of credit with various financial institutions. These borrowings are at variable rates of interest based on collateral and market conditions. There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2015 and 2014.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka. Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations. The Company had estimated available eligible collateral of $1.8 billion as of December 31, 2015. Interest is at variable or fixed rates. The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2015 and 2014.

PL&A is a member of the FHLB of San Francisco. PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations. PL&A had estimated available eligible collateral of $46 million as of December 31, 2015. Interest is at variable or fixed rates. PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2015 and 2014.

ACG has revolving credit agreements with banks for a $1,165 million borrowing capacity. Interest on these loans is at variable rates, payable monthly and ranged from 1.9% to 2.1% as of December 31, 2015 and was 1.9% as of December 31, 2014. The facilities expire at various dates ranging from 2017 to 2019. There was $485 million and $266 million outstanding in connection with these revolving credit agreements as of December 31, 2015 and 2014, respectively. These credit agreements are recourse only to ACG.

During 2015, ACG entered into a loan facility with several Japanese banks that is denominated in Japanese yen with a U.S. dollar equivalent of approximately $192 million as of December 31, 2015. Interest is at variable rates. ACG has not drawn on the loan facility as of December 31, 2015. This loan facility is recourse only to ACG.

LONG-TERM DEBT

Pacific Life has $677 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 9.25%, maturing on June 15, 2039. Interest is payable semiannually on June 15 and December 15. Pacific Life may redeem these surplus notes at its option, subject to the approval of the NE DOI for such optional redemption. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. On January 22, 2013, Pacific Life, with the approval of the NE DOI, exercised its early settlement right and repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes. The partial retirement of these surplus notes was accounted for as an extinguishment of debt and the related amortization of fair value hedge adjustments (see below) of $112 million and the premium paid of $155 million were recognized in interest expense during the year ended December 31, 2013. During 2011, Pacific Life terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments of $364 million were recorded as of the termination date and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 6.4%. Total unamortized fair value hedge adjustments were $231 million and $234 million as of December 31, 2015 and 2014, respectively.

Pacific Life has $150 million of surplus notes outstanding as of December 31, 2015 and 2014, at a fixed interest rate of 7.9%, maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI. During 2011, Pacific Life terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments of $56 million as of the termination date were recorded and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method. The resulting effective interest rate of these surplus notes is 4.0%. Total unamortized fair value hedge adjustments were $40 million and $43 million as of December 31, 2015 and 2014, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on February 5, 2020. The carrying amount outstanding as of December 31, 2015 and 2014 was $450 million.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million. The original issue discount of $6 million is being amortized over the life of this surplus note. Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%. All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI. The internal surplus note matures on January 25, 2043. The carrying amount outstanding as of December 31, 2015 and 2014 was $494 million.

In November 2015, Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, entered into a promissory note with Pacific LifeCorp to borrow up to $50 million. As of December 31, 2015, $15 million was outstanding on the note with an interest rate of 3.8% and matures on December 31, 2017.

ACG enters into various secured loans that are guaranteed by the U.S. Export-Import bank or by the European Export Credit Agencies. Interest on these loans is payable quarterly and ranged from 0.6% to 3.9% as of December 31, 2015 and 0.5% to 4.1% as of December 31, 2014. As of December 31, 2015, $1,342 million was outstanding on these loans with maturities ranging from 2016 to 2024. As of December 31, 2014, $1,512 million was outstanding on these loans. These loans are recourse only to ACG.

ACG enters into various senior unsecured notes and loans with third-parties. Interest on these notes and loans is payable quarterly or semi-annually and ranged from 1.2% to 7.2% as of December 31, 2015 and 2014. As of December 31, 2015, $3,679 million was outstanding on these notes and loans with maturities ranging from 2016 to 2025. As of December 31, 2014, $3,013 million was outstanding on these notes and loans. These notes and loans are recourse only to ACG.

ACG had a secured facility to finance aircraft. Interest on this facility accrued at variable rates, was payable monthly and was 3.6% as of December 31, 2014. As of December 31, 2014, $307 million was outstanding on this facility. This debt was paid off in December 2015 (Note 7). This facility was non-recourse to the Company.

Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties. Interest on these loans accrues at fixed and variable rates and is payable monthly. Fixed rates were 3.6% as of December 31, 2015 and ranged from 3.6% to 5.4% as of December 31, 2014. The variable rates ranged from 1.7% to 2.6% as of December 31, 2015 and were 2.4% as of December 31, 2014. As of December 31, 2015, there was $161 million outstanding on these loans with maturities ranging from 2016 to 2019. As of December 31, 2014, there was $106 million outstanding on these loans. All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2015, the Company has a secured borrowing of $53 million due to an unrelated third-party. Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026. The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2015, the Company was in compliance with all its debt covenants.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Notes	Debt	Other

	Surplus	Payable to	Recourse	Non-recourse

	Notes	Pacific LifeCorp	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)

2016			$787	$25	$812

2017		$15	342	47	404

2018			1,374	56	1,430

2019			170	36	206

2020	$450		959	50	1,459

Thereafter	1,321		1,389		2,710

Total	$1,771	$15	$5,021	$214	$7,021

The table above excludes VIE debt and fair value hedge adjustments.

12.	ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value. The determination of estimated fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2015 and 2014.

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2015:

Assets:

U.S. Government		$57				$57

Obligations of states and political subdivisions		909	$29			938

Foreign governments		584	8			592

Corporate securities		31,046	1,620			32,666

RMBS		2,405	151			2,556

CMBS		759	54			813

Collateralized debt obligations			65			65

Other asset-backed securities		719	319			1,038

Total fixed maturity securities	-	36,479	2,246	-	-	38,725

Perpetual preferred securities		86				86

Other equity securities	$2					2

Total equity securities	2	86	-	-	-	88

FVO securities		536				536

Other investments:

Trading securities	4	205				209

Other investments (2)	3	147	5			155

Other investments measured at NAV (3)						74

Total other investments carried at fair value	7	352	5	-	-	438

Derivatives:

Foreign currency and interest rate swaps		129		$129	($27)	102

Equity derivatives			100	100	(28)	72

Embedded derivatives			190	190		190

Total derivatives	-	129	290	419	(55)	364

Separate account assets:

Separate account assets	56,632	114				56,746

Separate account assets measured at NAV (3)						228

Total separate account assets carried at fair value (4)	56,632	114	-	-	-	56,974

Total	$56,641	$37,696	$2,541	$419	($55)	$97,125

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$49		$49	($27)	$22

Equity derivatives			$9	9	(28)	(19)

Embedded derivatives			1,569	1,569		1,569

Total	-	$49	$1,578	$1,627	($55)	$1,572

				Gross

				Derivatives

				Estimated	Netting

	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total

	(In Millions)

December 31, 2014:

Assets:

U.S. Government		$56				$56

Obligations of states and political subdivisions		988	$29			1,017

Foreign governments		603	56			659

Corporate securities		27,903	1,816			29,719

RMBS		2,690	14			2,704

CMBS		653	4			657

Collateralized debt obligations			70			70

Other asset-backed securities		492	288			780

Total fixed maturity securities	-	33,385	2,277	-	-	35,662

Perpetual preferred securities		125				125

Other equity securities	$2		4			6

Total equity securities	2	125	4	-	-	131

FVO securities		563				563

Other investments:

Trading securities	74	145	5			224

Other investments (2)	2	126	5			133

Other investments measured at NAV (3)						57

Total other investments carried at fair value	76	271	10	-	-	414

Derivatives:

Foreign currency and interest rate swaps		71		$71	($55)	16

Equity derivatives			200	200	(59)	141

Embedded derivatives			204	204		204

Total derivatives	-	71	404	475	(114)	361

Separate account assets:

Separate account assets	60,254	112	5			60,371

Separate account assets measured at NAV (3)						203

Total separate account assets carried at fair value (4)	60,254	112	5	-	-	60,574

Total	$60,332	$34,527	$2,700	$475	($114)	$97,705

Liabilities:

Derivatives:

Foreign currency and interest rate swaps		$178		$178	($55)	$123

Equity derivatives			$12	12	(59)	(47)

Embedded derivatives			1,669	1,669		1,669

Total	-	$178	$1,681	$1,859	($114)	$1,745

(1)	Netting adjustments represent the impact of offsetting asset and liability positions on the consolidated statements of financial condition held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

(2)	Excludes investments accounted for under the equity and cost methods of accounting.
(3)	In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.
(4)	Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is reflected in the separate account liabilities. Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts. Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value. The following table lists information regarding these investments as of December 31, 2015.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
($ In Millions)

Hedge funds	$51	Monthly - 19%	None to 1 year	30 – 92 days
		Quarterly - 66%
		Semi-Annually - 4%
		Annually - 11%

Private equity funds	23	None	N/A	N/A	$54

Separate account hedge funds	228	Monthly - 31%	None to 7 years	5 – 125 days
		Quarterly - 50%
		Annually - 19%

Total assets measured at NAV	$302				$54

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date. This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process. The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio. In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available. Securities priced by the matrix model are primarily comprised of private placement securities. Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service. The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available. Generally, this includes using an actively-traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate. Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value. Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market. These non-marketable equity securities are classified as Level 3 assets. Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

Excluding embedded derivatives, as of December 31, 2015, all of the OTC derivatives based upon notional values were priced by valuation models. A credit valuation analysis was performed for all derivative positions to measure the risk that the counterparties to the transaction will be unable to perform under the contractual terms (nonperformance risk) and was determined to be immaterial as of December 31, 2015.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts. These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations. A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items. As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3. Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants. Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•	Behavior risk margin: This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience. This component includes assumptions about withdrawal utilization and lapse rates.

•	Mortality risk margin: This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•	Credit standing adjustment: This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities. The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers

	January 1,	Included in	Included in	In to	Out of				December 31,

	2015	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2015
	(In Millions)

Obligations of states and political subdivisions	$29								$29

Foreign governments	56		($2)		($44)			($2)	8

Corporate securities	1,816	$14	(109)	$163	(292)	$252	($3)	(221)	1,620

RMBS	14		(2)		(106)	265		(20)	151

CMBS	4					51		(1)	54

Collateralized debt obligations	70	1	(6)						65

Other asset-backed securities	288		(4)	6	(65)	135		(41)	319

Total fixed maturity securities	2,277	15	(123)	169	(507)	703	(3)	(285)	2,246

Other equity securities	4	5	(4)				(5)		-

Total equity securities	4	5	(4)	-	-	-	(5)	-	-

Trading securities	5				(6)	8	(6)	(1)	-

Other investments	5								5

Derivatives, net: (2)

Equity derivatives	188	60						(157)	91

Embedded derivatives	(1,465)	106				(207)		187	(1,379)

Total derivatives	(1,277)	166	-	-	-	(207)	-	30	(1,288)

Separate account assets (3)	5				(6)	2	(1)		-

Total	$1,019	$186	($127)	$169	($519)	$506	($15)	($256)	$963

		Total Gains or Losses		Transfers	Transfers
	January 1, 2014	Included in Earnings	Included in OCI	In to Level 3 (1)	Out of Level 3 (1)	Purchases	Sales	Settlements	December 31, 2014
	(In Millions)

Obligations of states and political subdivisions	$47		$4		($21)			($1)	$29

Foreign governments	77		4	$1	(37)	$15		(4)	56

Corporate securities	1,649	$31	46	241	(288)	362	($61)	(164)	1,816

RMBS	93	(1)	4	15	(65)	19	(46)	(5)	14

CMBS	10				(5)			(1)	4

Collateralized debt obligations	83	4						(17)	70

Other asset-backed securities	314	3	5	3	(48)	101		(90)	288

Total fixed maturity securities	2,273	37	63	260	(464)	497	(107)	(282)	2,277

Other equity securities	5		(1)						4

Total equity securities	5	-	(1)	-	-	-	-	-	4

Trading securities	3			2	(5)	23	(18)		5

Other investments	12					1		(8)	5

Derivatives, net: (2)

Equity derivatives	11	209						(32)	188

Embedded derivatives	(647)	(872)				(130)		184	(1,465)

Total derivatives	(636)	(663)	-	-	-	(130)	-	152	(1,277)

Separate account assets (3)	5			1			(1)		5

Total	$1,662	($626)	$62	$263	($469)	$391	($126)	($138)	$1,019

(1)	Transfers in and/or out are recognized at the end of each quarter.
(2)	Excludes derivative net settlements of ($140) million and ($214) million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss). Excludes synthetic GIC policy fees of $44 million in 2015 and 2014 that are recorded in net realized investment gain (loss). Excludes embedded derivative policy fees of $209 million and $199 million in 2015 and 2014, respectively, that are recorded in net realized investment gain (loss).
(3)	Included in earnings of separate account assets are realized/unrealized gain (loss) that are offset by corresponding amounts in separate account liabilities, which results in a net zero impact on earnings for the Company.

During the years ended December 31, 2015 and 2014, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value. The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information. During the years ended December 31, 2015 and 2014, the Company did not have any significant transfers between Levels 1 and 2.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2015:	(In Millions)

Corporate securities	$20	$5	($11)	$14

Collateralized debt obligations	1			1

Total fixed maturity securities	21	5	(11)	15

Other equity securities		5		5

Total equity securities	-	5	-	5

Equity derivatives		60		60

Embedded derivatives		106		106

Total derivatives	-	166	-	166

Total	$21	$176	($11)	$186

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2014:	(In Millions)

Corporate securities	$24	$9	($2)	$31

RMBS		(1)		(1)

Collateralized debt obligations	4			4

Other asset-backed securities	3			3

Total fixed maturity securities	31	8	(2)	37

Equity derivatives		209		209

Embedded derivatives		(872)		(872)

Total derivatives	-	(663)	-	(663)

Total	$31	($655)	($2)	($626)

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,

	2015	2014

	(In Millions)

Derivatives, net: (1)

Equity derivatives	$37	$154
Embedded derivatives	103	(830)

Total derivatives	$140	($676)

(1)	Amounts are recognized in net realized investment gain (loss).

The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2015 ($ In Millions).

	Estimated Fair Value Asset (Liability)	Predominant Valuation Method	Significant Unobservable Inputs	Range (Weighted Average)
Obligations of states and political subdivisions	$29	Discounted cash flow	Spread (1)	290-294 (293)

Foreign governments	8	Discounted cash flow	Spread (1)	122

Corporate securities	1,620	Discounted cash flow	Spread (1)	64-6410 (454)

		Collateral value (3)	Collateral value	45-123 (89)

		Market pricing	Quoted prices (2)	22-116 (99)

RMBS	151	Market pricing	Quoted prices (2)	100-101 (100)

CMBS	54	Discounted cash flow	Spread (1)	151-537 (297)

			Prepayment rate	0%

			Default rate	0%

			Severity	0%

Collateralized debt obligations	65	Market pricing	Quoted prices (2)	72-88 (84)

Other asset-backed securities	319	Discounted cash flow	Spread (1)	67-471 (148)

		Market pricing	Quoted prices (2)	74-121 (100)

		Cap at call price	Call price	100

Other investments	5	Redemption value (4)	Redemption value	100

Equity derivatives	91	Option pricing model	Equity volatility	13% - 47% (17%)

Embedded derivatives (5)	(1,379)	Option pricing techniques	Equity volatility	12% - 47%

			Mortality:

			Ages 0-40	0.01% - 0.18%

			Ages 41-60	0.06% - 0.55%

			Ages 61-120	0.39% - 100%

			Mortality improvement	0% - 1.50%

			Withdrawal utilization	0% - 80%

			Lapse rates	0% - 100%

			Credit standing adjustment	0.55% - 1.94%

Total	$963

(1)	Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.
(2)	Independent third-party quotations were used in the determination of estimated fair value.
(3)	Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.
(4)	Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.
(5)	This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products. Since the valuation methodology for the embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above. The amounts below relate to certain assets measured at estimated fair value during the year.

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Carrying Value	Estimated Fair		Carrying Value	Estimated Fair
	Prior to	Value After		Prior to	Value After
	Measurement	Measurement	Impairment	Measurement	Measurement	Impairment

	(In Millions)

Mortgage loans	$36	$24	($12)	$62	$44	($18)

Other investments	19	15	(4)	10	9	(1)

Aircraft	191	152	(39)	203	166	(37)

MORTGAGE LOANS

The estimated fair value after measurement was based on the valuation of the underlying real estate collateral net of estimated costs to sell. These loans were classified as Level 3 assets. The impairment loss is gross of ceded reinsurance of $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

OTHER INVESTMENTS

The estimated fair value after measurement for real estate investments is determined using a combination of the present value of the expected future cash flows and comparable sales. The estimated fair value after measurement for investments in limited partnerships is based on the equity provided by the underlying investment managers. The investments are classified as Level 3 assets.

AIRCRAFT

The estimated fair value after measurement is based on the present value of the future cash flows, which can include contractual lease payments, projected future lease payments, estimated residual value and estimated sales price. Projected future lease payments are based upon current contracted lease rates for similar aircraft and industry trends. These assets are classified as Level 3.

The Company did not have any other nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2015 and 2014. The Company has not made any changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2015		December 31, 2014

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Millions)

Assets:

Mortgage loans	$11,092	$11,623	$9,327	$10,031

Policy loans	7,331	7,331	7,234	7,234

Other investments	209	251	199	238

Cash and cash equivalents	1,845	1,845	3,220	3,220

Restricted cash	265	265	266	266

Liabilities:

Funding agreements and GICs	295	290	829	881

Annuity and deposit liabilities	14,894	14,894	13,310	13,310

Short-term debt	495	495	268	268

Long-term debt	9,095	9,519	8,063	8,643

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2015 and 2014:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting. The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS AND GICs

The estimated fair value of funding agreements and GICs is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest. The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT

The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates. The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

13.	OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity. The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized Gain (Loss) on Securities Available for Sale, Net (1)		Gain (Loss) on Derivatives	Other, Net	Total Accumulated Other Comprehensive Income (Loss)

	(In Millions)

Balance, January 1, 2013	$1,630		$31	($13)	$1,648

Change in OCI before reclassifications	(1,200	) (2)	42	6	(1,152)

Income tax (expense) benefit	419		(15)		404

Amounts reclassified from AOCI	(79)		14		(65)

Income tax expense (benefit)	28		(5)		23

Balance, December 31, 2013	798		67	(7)	858

Change in OCI before reclassifications	790	(3)	18	(7)	801

Income tax (expense) benefit	(276)		(7)	2	(281)

Amounts reclassified from AOCI	(31)		6		(25)

Income tax expense (benefit)	11		(2)		9

Balance, December 31, 2014	1,292		82	(12)	1,362

Change in OCI before reclassifications	(1,097	) (4)	7	(8)	(1,098)

Income tax (expense) benefit	384		(4)	3	383

Amounts reclassified from AOCI	63				63

Income tax benefit	(22)				(22)

Balance, December 31, 2015	$620		$85	($17)	$688

(1)	See Note 5 and Note 9 for information related to DAC and future policy benefits.
(2)	Includes allocation of holding gain from DAC and URR of $237 million and $370 million, respectively, for the year ended December 31, 2013.
(3)	Includes allocation of holding loss from DAC and URR of ($94) million and ($523) million, respectively, for the year ended December 31, 2014.
(4)	Includes allocation of holding gain from DAC and URR of $267 million and $347 million, respectively, for the year ended December 31, 2015.

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations. Amounts are shown gross of tax.

	Years Ended December 31,

Reclassification adjustments:	2015		2014		2013

	(In Millions)
Unrealized (gain) loss on securities available for sale, net:

Sale of securities available for sale	($18)	(1)	($40)	(1)	($97)	(1)

OTTI recognized on securities available for sale	81	(2)	9	(2)	18	(2)

Total unrealized (gain) loss on securities available for sale, net	63		(31)		(79)

(Gain) loss on derivatives:

Foreign currency and interest rate swaps			3	(1)
	(2)	(3)	(3)	(3)	(2)	(3)
	2	(4)	6	(4)	16	(4)

Total loss on derivatives	-		6		14

Total amounts reclassified from AOCI	$63		($25)		($65)

Location on the consolidated statements of operations:

(1) Net realized investment gain (loss) (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

14.	REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. Reinsurance receivables, included in other assets, were $1,159 million and $848 million as of December 31, 2015 and 2014, respectively. Reinsurance payables, included in other liabilities, were $257 million and $208 million as of December 31, 2015 and 2014, respectively.

The components of insurance premiums presented in the consolidated statements of operations are as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Direct premiums	$1,018	$1,035	$1,098

Reinsurance assumed (1)	1,307	787	540

Reinsurance ceded	(392)	(377)	(356)

Insurance premiums	$1,933	$1,445	$1,282

(1)	Included are $319 million, $77 million and $25 million of assumed premiums from Pacific Life Re Limited (PLR), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp, for the years ended December 31, 2015, 2014 and 2013, respectively. PLR is incorporated in the UK and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in selected markets in Asia.

15.	INCOME TAXES

The provision for income taxes is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Current	$36	$47	$13

Deferred	113	55	118

Provision for income taxes	$149	$102	$131

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision for income taxes reflected in the consolidated financial statements is as follows:

	Years Ended December 31,

	2015	2014	2013

	(In Millions)

Provision for income taxes at the statutory rate	$263	$218	$281

Separate account dividends received deduction	(84)	(82)	(89)

Singapore Transfer	(14)	(22)	(34)

LIHTC and foreign tax credits	(20)	(15)	(16)

Other	4	3	(11)

Provision for income taxes	$149	$102	$131

ACG transfers aircraft assets and related liabilities to foreign subsidiaries in Singapore (collectively referred to as the Singapore Transfer). The Singapore Transfer decreases the provision for income taxes primarily due to the reversal of deferred tax liabilities related to basis differences in the aircraft assets transferred. U.S. income taxes have not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary.

It is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. In addition to those basis differences transferred during 2015, 2014 and 2013, as of December 31, 2015, the Company has not made a provision for U.S. or additional foreign withholding taxes of approximately $23 million of foreign subsidiary undistributed earnings that are essentially permanent in duration. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries.

The Company identified a liability for uncertain tax positions of $58 million for a tax position for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to depreciation. The Company intends to file an application for an automatic change in the method of accounting with the Internal Revenue Service (IRS) in 2016 which will eliminate the contingency upon filing. None of the uncertain tax position affects the effective tax rate.

Because this tax contingency would serve to reduce existing net operating loss carryforwards, pursuant to ASU 2013-11, the Company recorded the contingency as an offset against the deferred tax asset for net operating loss carryforwards. Since the contingency only reduces net operating loss carryforwards, this contingency requires no accrual for interest or penalties. A reconciliation in the changes in the unrecognized tax benefits is as follows (In Millions):

Balance as of January 1, 2014	$ -
Additions and deletions

Balance as of December 31, 2014	-
Gross increase - prior year positions	58

Balance as of December 31, 2015	$58

During the years ended December 31, 2015, 2014 and 2013, the Company paid an insignificant amount of interest and penalties to state tax authorities.

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,

	2015	2014

	(In Millions)

Deferred tax assets:

Policyholder reserves	$797	$866

Investment valuation	548	589

Tax credit carryforwards	389	370

Tax net operating loss carryforwards	242	344

Deferred compensation	76	72

Other	134	102

Total deferred tax assets	2,186	2,343

Deferred tax liabilities:

DAC	(1,176)	(1,295)

Depreciation	(917)	(847)

Hedging	(450)	(429)

Partnership income	(113)	(115)

Other	(33)	(47)

Total deferred tax liabilities	(2,689)	(2,733)

Net deferred tax liability	(503)	(390)
Unrealized gain on derivatives and securities available for sale	(358)	(716)
Other adjustments	(5)	(8)

Net deferred tax liability	($866)	($1,114)

The tax net operating loss carryforwards relate to Federal tax losses incurred in 2006 through 2014 with a 20-year carryforward for non-life losses and a 15-year carryforward for life losses, and California tax losses incurred in 2005 through 2014 with a ten-year carryforward.

The tax credit carryforwards relate to LIHTC, foreign tax credits, and alternative minimum tax (AMT) credits generated from 2000 to 2014. The LIHTC and foreign tax credits begin to expire in 2020. Foreign tax credits, LIHTC and tax net operating loss carryforwards of $170 million expire between 2020 and 2025. AMT credits of $134 million possess no expiration date. The remainder will expire between 2026 and 2034.

The Codification’s Income Taxes Topic requires separate footnote disclosure of the impact of foreign taxes. While the Company does have foreign operations, the results of those operations have not been separately disclosed since they are not material.

The Codification’s Income Taxes Topic requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that a portion or all of the deferred tax assets will not be realized. Based on management’s assessment, it is more likely than not that the Company’s deferred tax assets will be realized through future taxable income, including the reversal of deferred tax liabilities.

PMHC files income tax returns in U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities. The IRS has completed audits of PMHC’s tax returns through the tax year ended December 31, 2008, and is auditing PMHC’s tax returns for the tax years ended December 31, 2009, 2010, 2011 and 2012. The State of California is auditing tax year ended December 31, 2009. The Company does not expect the current Federal and California audits to result in any material assessments.

16.	SEGMENT INFORMATION

The Company has four operating segments: Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in primarily the upper income and corporate markets. Principal products include UL, indexed universal life, VUL, survivor life, interest sensitive whole life, corporate-owned life insurance and traditional products such as whole life and term life. Distribution channels include regional life offices, marketing organizations, broker-dealer firms, wirehouses and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels. Distribution channels include independent planners, financial institutions, national/regional wirehouses and a network of structured settlement brokers.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic and international retrocession business, which assumes mortality risks from other life reinsurers. The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets and activities, which support the Company’s operating segments. Included in these support activities is the management of investments, certain entity level hedging activities and other expenses and other assets not directly attributable to the operating segments. The Corporate and Other segment also includes several operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets. Net investment income and net realized investment gain (loss) are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity. The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S. As of December 31, 2015 and 2014, the Company had foreign investments with an estimated fair value of $10.4 billion and $10.2 billion, respectively. Aircraft leased to foreign customers were $7.1 billion and $6.6 billion as of December 31, 2015 and 2014, respectively. Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2015, 2014 and 2013.

The following segment information is as of and for the year ended December 31, 2015:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,206	$1,734		$1,239		$4,179

Net investment income	1,133	1,201	$1	25	$197	2,557

Net realized investment gain (loss)	17	186	1		30	234

OTTI	(58)	(27)			(11)	(96)

Investment advisory fees	27	296			30	353

Aircraft leasing revenue			833			833

Other income	21	207	23	17	(8)	260

Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES

Policy benefits	667	1,404		1,178		3,249

Interest credited	852	383			15	1,250

Commission expenses	345	831		24		1,200

Operating expenses	356	463	141	28	126	1,114

Depreciation of aircraft			342			342

Interest expense	7		231		176	414

Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751

Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602

Less: net loss attributable to noncontrolling interests					2	2

Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

Total assets	$38,504	$80,383	$9,345	$1,550	$5,353	$135,135

DAC	1,462	3,201		56		4,719

Separate account assets	6,978	49,996				56,974

Policyholder and contract liabilities	28,718	25,434		1,000	295	55,447

Separate account liabilities	6,978	49,996				56,974

The following segment information is as of and for the year ended December 31, 2014:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$933	$1,761		$720		$3,414

Net investment income	1,084	1,075	$1	14	$234	2,408

Net realized investment gain (loss)	12	(629)		(1)	21	(597)

OTTI	(4)	(8)			(12)	(24)

Investment advisory fees	27	308			41	376

Aircraft leasing revenue			796			796

Other income	20	204	24	9	2	259

Total revenues	2,072	2,711	821	742	286	6,632

BENEFITS AND EXPENSES

Policy benefits	600	1,436		614		2,650

Interest credited	803	346			54	1,203

Commission expenses	212	166		20		398

Operating expenses	327	438	137	34	104	1,040

Depreciation of aircraft			336			336

Interest expense	6		244		133	383

Total benefits and expenses	1,948	2,386	717	668	291	6,010

Income (loss) before provision (benefit) for income taxes	124	325	104	74	(5)	622

Provision (benefit) for income taxes	33	41	12	26	(10)	102

Net income	91	284	92	48	5	520

Less: net (income) loss attributable to noncontrolling interests			(2)		5	3

Net income attributable to the Company	$91	$284	$90	$48	$10	$523

Total assets	$37,964	$82,206	$8,741	$923	$4,643	$134,477

DAC	1,311	3,370		61		4,742

Separate account assets	7,136	53,489				60,625

Policyholder and contract liabilities	27,179	23,764		597	829	52,369

Separate account liabilities	7,136	53,489				60,625

The following segment information is for the year ended December 31, 2013:

	Life Insurance	Retirement Solutions	Aircraft Leasing	Reinsurance	Corporate and Other	Total

REVENUES	(In Millions)

Policy fees and insurance premiums	$1,073	$1,816		$476		$3,365

Net investment income	1,047	1,000	$5	14	$224	2,290

Net realized investment gain (loss)	27	886	1		(328)	586

OTTI	(10)	(6)			(11)	(27)

Investment advisory fees	26	288			37	351

Aircraft leasing revenue			736			736

Other income	14	190	24	9	16	253

Total revenues	2,177	4,174	766	499	(62)	7,554

BENEFITS AND EXPENSES

Policy benefits	533	1,479		354		2,366

Interest credited	785	332			131	1,248

Commission expenses	278	1,056		20		1,354

Operating expenses	328	423	146	32	122	1,051

Depreciation of aircraft			326			326

Interest expense			232		175	407

Total benefits and expenses	1,924	3,290	704	406	428	6,752

Income (loss) before provision (benefit) for income taxes	253	884	62	93	(490)	802

Provision (benefit) for income taxes	76	220	(12)	33	(186)	131

Net income (loss)	177	664	74	60	(304)	671

Less: net (income) loss attributable to noncontrolling interests			2		(21)	(19)

Net income (loss) attributable to the Company	$177	$664	$76	$60	($325)	$652

17.	TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios. These fees, included in investment advisory fees and other income, amounted to $378 million, $395 million and $367 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund, the Pacific Funds Series Trust and other affiliates based on an allocation of actual costs. These fees amounted to $14 million, $15 million and $15 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. For the years ended December 31, 2015, 2014 and 2013, PSD received $130 million, $136 million and $131 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A. Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $2.9 billion and $2.6 billion as of December 31, 2015 and 2014, respectively. In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $1.7 billion and $1.3 billion as of December 31, 2015 and 2014, respectively. Related to these contracts, Pacific Life and PL&A received $298 million, $296 million and $381 million of insurance premiums and paid $164 million, $148 million and $125 million of policy benefits for the years ended December 31, 2015, 2014 and 2013, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty. The notional amounts total $579 million and $877 million as of December 31, 2015 and 2014, respectively. The estimated fair values of the derivatives were net liabilities of $22 million and $59 million as of December 31, 2015 and 2014, respectively.

18.	COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

Years Ending December 31:	Mortgage Loans	Limited Partnerships	Fixed Maturity Securities and Other Investments	Total

2016	$485	$207	$186	$878

2017 through 2018	559	211		770

2019 through 2020	71	87		158

2021 and thereafter		59	2	61

Total	$1,115	$564	$188	$1,867

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable. Rent expense, which is included in operating and other expenses, in connection with these leases was $8 million, $8 million and $9 million for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:

2016	$9

2017 through 2020	24

2021 and thereafter	6

Total	$39

As of December 31, 2015, ACG had commitments to purchase 122 aircraft scheduled for delivery through 2021. All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation. As of December 31, 2015, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) total $5,974 million and are due as follows:

●	up to $906 million in less than one year,

●	an additional $1,908 million in one to three years,

●	an additional $2,445 million in three to five years, and

●	an additional $715 million thereafter.

As of December 31, 2015, deposits related to these agreements totaled $393 million and are included in other assets.

The Company entered into an agreement with PLR to guarantee the performance of reinsurance obligations of PLR. During 2015, Pacific Life entered into an agreement with Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRA. These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLR or PLRA and Pacific LifeCorp. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC. Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

During 2015, Pacific Life entered into a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to approximately $150 million to PLR. This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp. Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

During 2007, the IRS issued Revenue Ruling 2007-54, which provided the IRS’ interpretation of tax law regarding the computation of the Dividends Received Deductions (DRD) and Revenue Ruling 2007-61, which suspended Revenue Ruling 2007-54 and indicated the IRS would address the proper interpretation of tax law in a regulation project that is on the IRS’ priority guidance plan. The IRS issued Revenue Ruling 2014-7 that superseded Revenue Ruling 2007-54 and Revenue Ruling 2007-61. This ruling holds that the IRS will not address this issue through regulation, but defer to legislative action. Depending on legislative action, the Company could lose a substantial amount of DRD tax benefits, which could have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters. Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies. These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Asset Purchase Agreements of the ACG VIE securitization (Note 4) provide that Pacific LifeCorp will guarantee the performance of certain obligations of ACG, as well as provide certain indemnifications, and that Pacific Life will assume certain obligations of ACG arising from the breach of certain representations and warranties under the Asset Purchase Agreements. Management believes that obligations, if any, related to these guarantees are not likely to have a material adverse effect on the Company’s consolidated financial statements. The financial debt obligations of the ACG VIE securitization are non-recourse to the Company and are not guaranteed by the Company.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(4)	(a)	(1) Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

(a) Specifications page (form P12MVP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) M’s Versatile Product VUL 10 Flexible Premium Variable Life Insurance Policy (form ICC12 P12MVP); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

(3) M’s Versatile Product VUL 10 LTP Flexible Premium Variable Life Insurance Policy (form ICC12 P12MVL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(b)	Accelerated Living Benefit Rider (form R92-ABR); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Spouse Term Rider (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(d)	Children’s Term Rider (form R84-CT); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(e)	Accidental Death Benefit (form R84-AD); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(f)	Disability Benefit Rider (form R84-DB); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(g)	Waiver of Charges (form R08WC); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(h)	Guaranteed Insurability Rider (form R84-GI); Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(i)	Annual Renewable Term Rider (form R08RTP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(j)	Surrender Value Enhancement Rider — Individual (form R08SEI); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(k)	Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(l)	Short Term No Lapse Guarantee Rider (form R04PNL); Filed as Exhibit 4(q) as part of the Registration Statement on Form N-6 on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150.

	(m)	Overloan Protection Rider (form R08OLP); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 — 150092, Accession Number 0000892569-08-000513.

	(n)	Minimum Earnings Benefit Rider (form R06MEB); Filed as part of the Registration Statement on Form N-6 on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357.

	(o)	SVER Term Insurance Rider (form R09SVERI); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-152224, Accession Number 0000892569-09-000079.

	(p)	SVER Term Insurance Rider — Trust/Executive Benefit (form R09SVERT); Filed as part of the Registration Statement on Form N-6 on February 13, 2009, File No. 333-152224, Accession Number 0000892569-09-000079.

	(r)	Indexed Fixed Account Rider (form R09IAR); Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 on January 29, 2010, File No. 333-152224, Accession Number 0000950123-10-006280.

	(s)	Scheduled Increase Rider (form R10SIR); Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

	(t)	Annual Renewable Term Rider — Individual (form R10ARS); Filed as part of the Registration Statement on Form N-6 on February 24, 2011, File No. 333-152224, Accession Number 0000950123-11-017724.

	(u)	Accelerated Death Benefit Rider for Terminal Illness (form ICC12-R12TIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(v)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12-R12CIV); Filed as part of the Registration Statement on Form N-6 on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

	(w)	(1) Annual Renewable Term Rider (form ICC12 R12ART); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

(2) Annual Renewable Term Rider (form ICC12 R12RTP); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(x)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12 R12CIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(y)	Downside Protection Rider (form ICC12 R12DPR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(z)	Scheduled Increase Rider (form ICC12 R12SR2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(aa)	Short-term No-Lapse Guarantee Rider (form ICC12 R12SNL); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(bb)	SVER Term Insurance-2 Rider (form ICC12 R12SV2); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(cc)	SVER Term Insurance Rider-Corporate (form ICC12 R12SVC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(dd)	Accelerated Death Benefit Rider For Terminal Illness (form ICC12 R12TIC); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(ee)	Varying Increase Rider (form ICC11 R11VIR); Filed as part of the Registration Statement on Form N-6 on October 19, 2012, File No. 333-152224, Accession Number 0000950123-12-012563.

	(ff)	Annual Renewable Term Rider - Additional Insured (form R08RTA); Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

	(gg)	Annual Renewable Term Rider (form ICC15 R15ART); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15ART SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) Specifications pages (form R15ART PC SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(hh)	Scheduled Annual Renewable Term Rider (form ICC15 R15SRT); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15SRT SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(2) Specifications pages (form R15SRT PC SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(ii)	Overloan Protection 3 Rider (form ICC15 R15OLP); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

(1) Specifications pages (form R15OLP SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

	(jj)	Benefit Distribution Rider (form R15BDR); Filed as part of the Registration Statement on Form N-6 on February 24, 2015, File No. 333-202248, Accession Number 0001193125-15-059457.

	(kk)	Scheduled Increase Rider (form R15SIR) and specifications pages (form R15SIR SP); Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-226878 filed June 18, 2015, and incorporated by reference herein.

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of the Registration Statement on Form N-6 on April 4, 2008, File No. 333 - 150092, Accession Number 0000892569-08-000513.

(6)	(a)	Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(7)	Form of Reinsurance Contract; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of the Registration Statement on Form N-6 on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(b)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(c)	Service Contract with Fidelity Distributors Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(d)	Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.); Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(2) Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(4) Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

(5) Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(e)	Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(1) First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2) Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(h)	Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(i)	Service Agreement with Van Eck Securities Corporation; Filed as part of the Registration Statement on Form N-6 on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

	(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of the Registration Statement on Form N-6 on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(k)	Participation Agreement with Janus Aspen Series; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(m)	Administrative Services Agreement with Janus Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(n)	Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

	(o)	Servicing Agreement with Lazard Asset Management Securities LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

	(p)	Participation Agreement with Legg Mason Partners III; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(q)	Service Agreement with Legg Mason Investor Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(3) Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-152224, Accession No. 0001193125-15-304336 filed on August 27, 2015 and incorporated by reference herein.

	(r)	Participation Agreement with MFS Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(s)	(1) Service Agreement with Massachusetts Financial Services Company; Filed as part of the Registration Statement on Form N-6 on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(2) Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(t)	Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

(2) Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(2) Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(3) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(4) Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(w)	Administrative Services Agreement with Franklin Templeton Services, LLC; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(1) First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(2) Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(3) Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(4) Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5) Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(x)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as part of the Registration Statement on Form N-6 on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(aa)	Participation Agreement between Pacific Life Insurance Company, Pacific Life & Annuity and M Fund; Filed as part of the Registration Statement on Form N-6 on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(bb)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 on April 26, 2010, File No. 333-152224, Accession Number 0000950123-10-038296.

(cc)	Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(dd)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(ee)	Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(ff)	Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(gg)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 on September 17, 2010, File No. 333-152224, Accession Number 0000950123-10-086785.

(hh)	Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(2) Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(ii)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(jj)	Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 on April 21, 2011, File No. 333-152224, Accession Number 0000950123-11-037680.

(kk)	Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(ll)	Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(mm)	Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1) First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 23, 2012, File No. 333-152224, Accession Number 000950123-12-006367.

(nn)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(oo)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-4 on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

	(pp)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(qq)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(rr)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(ss)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

(1) First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-152224, Accession No. 0001193125-15-304336 filed on August 27, 2015 and incorporated by reference herein.

	(tt)	Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 on April 15, 2013, File No. 333-152224, Accession Number 0000950123-13-002257.

	(uu)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(1) First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

(2) Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

	(vv)	Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(ww)	Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(xx)	Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC.; Included in Registrant’s Form N-6, File No. 333-152224, Accession No. 0001193125-15-132721 filed April 16, 2015, and incorporated by reference herein.

	(zz)	Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-152224, Accession No. 0001193125-15-304336 filed on August 27, 2015 and incorporated by reference herein.

	(aaa)	Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

	(bbb)	Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein.

(1) First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein.

(2) Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein.

(3) Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(9)	Inapplicable

(10)	Inapplicable

(11)	Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

(12)	Inapplicable

(13)	Inapplicable

(14)	a)	Consent of Registered Public Accounting Firm;

	b)	Consent of Independent Auditors;

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii);

(18)	Power of Attorney;

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman, Chief Executive Officer and President
Adrian S. Griggs	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Richard J. Schindler	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Joseph W. Krum	Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	90
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6693 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG Acquisition 42152 LLC	Delaware	100
ACG Acquisition 42153 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
Aviation Capital Group Cayman Ltd.	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Bauhinia Aviation Capital Limited	Cayman Islands	20
BAC Limited	Cayman Islands	100
Bauhinia Aviation Capital Ireland DAC	Ireland	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	76.84
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

(a)	Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, COLI VI Separate Account, COLI X Separate Account, COLI XI Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 21, 2016.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant) By: PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

	Director, Chairman, Chief Executive Officer and President	April 21, 2016
James T. Morris*

	Director, Executive Vice President and Chief Financial Officer	April 21, 2016
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	April 21, 2016
Sharon A. Cheever*

	Director, Vice President and Secretary	April 21, 2016
Jane M. Guon*

	Executive Vice President	April 21, 2016
Richard J. Schindler*

	Senior Vice President and Chief Accounting Officer	April 21, 2016
Edward R. Byrd*

	Vice President and Treasurer	April 21, 2016
Joseph W. Krum*

	Vice President and Controller	April 21, 2016
Brian D. Klemens*

*By: /s/ SHARON A. CHEEVER		April 21, 2016
Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in this Registration Statement as Exhibit 18).